                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2004 - June 30, 2004

Item 1: Reports to Shareholders

VANGUARD® 500 INDEX FUND

June 30, 2004

semiannual report

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund’s return and presents data and analysis that provide insight into the fund’s performance and investment approach.

By reading the letter from Vanguard’s chairman, you’ll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund’s performance and characteristics stack up against those of similar funds and market benchmarks.

It’s important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund’s performance and information about some of its holdings are available on Vanguard.com®.

CONTENTS
1        LETTER FROM THE CHAIRMAN
6        FUND PROFILE
7        GLOSSARY OF INVESTMENT TERMS
8        PERFORMANCE SUMMARY
9        ABOUT YOUR FUND'S EXPENSES
11       FINANCIAL STATEMENTS
25       ADVANTAGES OF VANGUARD.COM

SUMMARY
*      Vanguard 500 Index Fund returned 3.4%
       in the first half of its fiscal year, matching
       the return of its target benchmark.
*      The fund's small advances in both the first
       and second quarters reflected the relative-
       ly moderate price swings that occurred in
       the broad U.S. stock market.
*      Energy-related stocks were among the
       leading performers during the period.

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LETTER FROM THE CHAIRMAN

Dear Shareholder,

During the six months ended June 30, 2004, Vanguard 500 Index Fund returned 3.4% as the U.S. stock market traded within a relatively narrow range. Your fund’s return matched the 3.4% return of its benchmark, the Standard & Poor’s 500 Index, and surpassed the 2.0% average return of its peer fund group.

The adjacent table provides the total returns for your fund (both the Investor Shares and the lower-cost Admiral Shares) and its comparative yardsticks. A more detailed look at your fund’s total returns on a per-share basis appears on page 5.

-------------------------------------------------------------
TOTAL RETURNS                               SIX MONTHS ENDED
                                               JUNE 30, 2004
-------------------------------------------------------------
Vanguard 500 Index Fund
Investor Shares                                         3.4%
Admiral Shares                                           3.4
S&P 500 Index                                            3.4
Average Large-Cap Core Fund*                             2.0
-------------------------------------------------------------
*Derived from data provided by Lipper Inc.

STOCKS GAINED AS THE ECONOMY REBOUNDED

Stock markets worldwide showed moderate gains across the board as investors took heart from a generally positive economic environment. In the United States, corporate earnings were strong, and Wall Street boosted its earnings-growth forecasts as the economic expansion accelerated. Consumer confidence solidified during the half-year as job creation increased.

Gains were tempered, however, by a two-month period in which indicators of rising inflation rattled investors. Unrest in the Middle East and growing global demand pushed the price of oil past a level last seen more than 20 years earlier, during the Iran-Iraq War. But good economic news was back in the headlines in May and June, prompting a snapback for stocks.

1

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

For the six months, the broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 3.9%. The Russell 1000 Index of mid- to large-capitalization stocks produced a 3.3% gain, while the Russell 2000 Index, a proxy for small-cap stocks, jumped 6.8%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their earnings and other fundamental measures) outdistanced growth stocks (those expected to produce above-average earnings growth).

European and Pacific markets produced local-currency returns topping those of U.S. stocks. However, international stock returns were dampened somewhat for U.S.-based investors as the rebounding domestic economy and rising interest rates caused the U.S. dollar to strengthen against many currencies. (A stronger U.S. currency means that foreign returns translate into fewer dollars.) Emerging-markets returns, in aggregate, were negative for the six-month period.

BONDS REACTED TO THE STRONGER ECONOMY

In the fixed income markets, interest rates rose across bond maturities, depressing prices. Rates stayed at historically low levels during the first half of the period, then rose sharply in April as the economy strengthened. For the six months, the yield of the benchmark 10-year U.S. Treasury note increased 33 basis points (0.33 percentage point), from 4.25% to 4.58%. At the short end of the maturity spectrum, rates climbed more sharply in anticipation of the Federal Reserve Board’s increase in its target federal funds rate. The Fed acted on June 30, lifting its target by 25 basis points, the first increase in four years. The yield of the 3-month Treasury bill, a proxy for money market rates, climbed from 0.92% at year-end 2003 to 1.26% on June 30.

As earnings growth fortified corporate balance sheets, corporate bonds became more attractive, enhancing their performance relative to Treasuries. This trend particularly benefited lesser-quality bonds; the Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, posted a six-month return of 1.4%, compared with the 0.2% return of the broad market, as measured by the Lehman Aggregate Bond Index.

2

THE FUND’S PERFORMANCE WAS RELATIVELY PLACID

Consistent with the relatively narrow trading ranges that the U.S. stock market experienced during the first half of 2004, Vanguard 500 Index Fund quietly tacked its way to a 3.4% gain, closely following the S&P 500 Index. At the beginning of the year, the fund was still riding the momentum of last year’s 28.5% gain, and by early March it had advanced an additional 4.3%. However, investor sentiment then cooled, and the fund backtracked to end the first quarter with a 1.7% gain. The second quarter was similarly indecisive, with a mildly up-and-down pattern that ended with another three-month increase of 1.7%.

During the six-month period, higher energy prices and improved earnings fueled a rally in the integrated oils sector. These big oil companies, including ExxonMobil, ChevronTexaco, and ConocoPhillips, collectively rose about 11%. The “other energy” companies, which typically focus on specialized aspects of oil and natural gas exploration, production, and related products and services, advanced about 17%. Taken together, these two energy-related sectors were the leading engine for Vanguard 500 Index Fund’s gain.

-------------------------------------------------------------------------------
MARKET BAROMETER                                                  TOTAL RETURNS
                                                    PERIODS ENDED JUNE 30, 2004
                                              ---------------------------------
                                                  SIX         ONE         FIVE
                                               MONTHS        YEAR       YEARS*
-------------------------------------------------------------------------------

        Russell 1000 Index (Large-caps)          3.3%       19.5%        -1.6%
        Russell 2000 Index (Small-caps)           6.8        33.4          6.6
        Dow Jones Wilshire 5000 Index             3.9        21.2         -1.0
STOCKS  (Entire market)
        MSCI All Country World Index
        ex USA (International)                    4.1        32.5          1.0
-------------------------------------------------------------------------------

        Lehman Aggregate Bond Index              0.2%        0.3%         6.9%
        (Broad taxable market)
BONDS   Lehman Municipal Bond Index              -0.7         0.8          5.9
        Citigroup 3-Month Treasury Bill Index     0.5         1.0          3.1
===============================================================================

CPI     Consumer Price Index                     2.9%        3.3%         2.7%
-------------------------------------------------------------------------------
*Annualized.

The “other” sector, which includes conglomerates such as General Electric and 3M, was another standout, returning more than 8%. The consumer discretionary group—mostly retailers, media, and entertainment companies—benefited from healthy consumer spending and therefore also performed better than average, gaining about 5%.

Among the sectors that turned in substandard performances was the fund’s largest, financial services, which is typically vulnerable to rising interest rates. It advanced in the neighborhood of 2%. The only sector to lose ground was technology, the fund’s second-largest, which cooled off after a sizzling 2003 and declined by less than 1%.

3

THE ENDURING BENEFITS OF INDEX INVESTING

Investing in the stock market is often compared with riding a roller coaster. Since 1995, that analogy has been particularly apt, with the overall U.S. market delivering double-digit gains in six different calendar years and double-digit losses in three others. Thus far in 2004, Vanguard 500 Index Fund, like its benchmark, has changed the tempo by gliding more than gyrating.

Of course, no one knows for sure whether the ride for the rest of 2004 and beyond will be smooth or dizzying. That’s why we encourage all our shareholders to continue to evaluate investments from a long-term perspective. The march of time smoothes out short-term patterns and, based on history, rewards patience. And investing in an index fund such as Vanguard 500 Index Fund is an ideal way to capitalize on the stock market’s long-term potential. Because the fund holds all 500 stocks that make up the S&P 500, your investment is broad-based and well positioned to benefit from any gains that the U.S. economy generates in the future.

In fact, your fund’s characteristics of diversification, low turnover, and low costs constitute a model for managing all your investments. We’re more convinced than ever that your best plan for long-term success is to maintain a steady, diversified mix of low-cost stock, bond, and cash investments tailored to your situation.

We appreciate your continued confidence in Vanguard, and we look forward to reporting to you in early 2005.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 13, 2004

4

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              DECEMBER 31, 2003-JUNE 30, 2004
                                                       DISTRIBUTIONS PER SHARE
                                                 -------------------------------
                   STARTING             ENDING            INCOME       CAPITAL
                SHARE PRICE        SHARE PRICE         DIVIDENDS         GAINS
--------------------------------------------------------------------------------
500 Index Fund
Investor Shares     $102.67            $105.41            $0.710        $0.000
Admiral Shares       102.68             105.41             0.751         0.000
--------------------------------------------------------------------------------

5

FUND PROFILE

As of 6/30/2004 This Profile provides a snapshot of the fund’s characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 7.

500 INDEX FUND
-------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                  TARGET
                                           FUND                   INDEX*
-------------------------------------------------------------------------
Number of Stocks                            506                      500
Median Market Cap                        $51.7B                   $51.7B
Price/Earnings Ratio                      20.6x                    20.6x
Price/Book Ratio                           3.0x                     3.0x
Yield                                                               1.7%
Investor Shares                            1.5%
Admiral Shares                             1.6%
Return on Equity                          21.0%                    21.0%
Earnings Growth Rate                       8.0%                     8.0%
Foreign Holdings                           0.0%                     0.0%
Turnover Rate                              2%**                       --
Expense Ratio                                                         --
Investor Shares                         0.18%**
Admiral Shares                          0.10%**
Short-Term Reserves                          0%                       --
-------------------------------------------------------------------------

---------------------------------------------------------------
VOLATILITY MEASURES
                                                        TARGET
                                 FUND                   INDEX*
---------------------------------------------------------------
R-Squared                        1.00                     1.00
Beta                             1.00                     1.00
---------------------------------------------------------------

-------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                            TARGET
                                               FUND         INDEX*
-------------------------------------------------------------------
Auto & Transportation                            3%             3%
Consumer Discretionary                           14             14
Consumer Staples                                  8              8
Financial Services                               21             21
Health Care                                      13             13
Integrated Oils                                   5              5
Other Energy                                      2              2
Materials & Processing                            3              3
Producer Durables                                 4              4
Technology                                       15             15
Utilities                                         7              7
Other                                             5              5
-------------------------------------------------------------------
*S&P 500 Index.
**Annualized.  Turnover rate excludes the value of portfolio securities received or  delivered  as a result of in-kind  purchases  or  redemptions  of the fund's capital shares.

----------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                                 3.2%
(conglomerate)
Microsoft Corp.                                       2.9
(software)
ExxonMobil Corp.                                      2.7
(oil)
Pfizer, Inc.                                          2.5
(pharmaceuticals)
Citigroup, Inc.                                       2.3
(banking)
Wal-Mart Stores, Inc.                                 2.1
(retail)
American International Group, Inc.                    1.7
(insurance)
Intel Corp.                                           1.7
(electronics)
Bank of America Corp.                                 1.6
(banking)
Johnson & Johnson                                     1.5
(pharmaceuticals)
----------------------------------------------------------
Top Ten                                             22.2%
----------------------------------------------------------
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

-------------------------
INVESTMENT FOCUS

Market Cap      Large
Style           Blend
-------------------------

Visit our website at Vanguard.com for regularly updated fund information.

6

GLOSSARY OF INVESTMENT TERMS

BETA.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

EXPENSE RATIO. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FOREIGN HOLDINGS. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-SQUARED.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

TURNOVER RATE. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

YIELD.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

7

PERFORMANCE SUMMARY

As of 6/30/2004 All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For the performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

500 INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-JUNE 30, 2004

            500 INDEX FUND INVESTOR SHARES           S&P 500 INDEX
 1994                     1.2                            1.3
 1995                    37.4                           37.6
 1996                    22.9                             23
 1997                    33.2                           33.4
 1998                    28.6                           28.6
 1999                    21.1                             21
 2000                    -9.1                           -9.1
 2001                     -12                          -11.9
 2002                   -22.1                          -22.1
 2003                    28.5                           28.7
2004*                     3.4                            3.4
--------------------------------------------------------------------------------
*Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 20 and 21 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2004
                                                                 TEN YEARS
                                                     ---------------------------
                                      ONE       FIVE
                  INCEPTION DATE     YEAR      YEARS CAPITAL    INCOME    TOTAL
--------------------------------------------------------------------------------
500 Index Fund
Investor Shares*       8/31/1976   18.91%     -2.26%   9.99%     1.76%   11.75%
Admiral Shares        11/13/2000    19.00    -3.08**      --        --       --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

8

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

---------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
                                      BEGINNING             ENDING      EXPENSES
                                  ACCOUNT VALUE      ACCOUNT VALUE   PAID DURING
500 INDEX FUND                       12/31/2003          6/30/2004       PERIOD*
---------------------------------------------------------------------------------
BASED ON ACTUAL FUND RETURN
Investor Shares                          $1,000             $1,034         $0.91
Admiral Shares                            1,000              1,034          0.51
BASED ON HYPOTHETICAL 5% RETURN
Investor Shares                          $1,000             $1,049         $0.92
Admiral Shares                            1,000              1,050          0.51
---------------------------------------------------------------------------------
*Expenses are equal to the fund's  annualized  expense  ratio  multiplied by the average  account value over the period,  multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

• HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

9

-----------------------------------------------------------------------------
ANNUALIZED EXPENSE RATIOS:
YOUR FUND COMPARED WITH ITS PEER GROUP
                                                                     AVERAGE
                                          INVESTOR     ADMIRAL     LARGE-CAP
                                            SHARES      SHARES    CORE FUND*
-----------------------------------------------------------------------------
500 Index Fund                               0.18%       0.10%         1.44%
-----------------------------------------------------------------------------
*Peer-group  ratio is derived  from data  provided by Lipper Inc.  and  captures information through year-end 2003.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

10

As of 6/30/2004 FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------------
                                                                               MARKET
                                                                               VALUE^
500 INDEX FUND                                         SHARES                   (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
--------------------------------------------------------------------------------------
AUTO & TRANSPORTATION (2.6%)
         United Parcel Service, Inc.               10,475,505           $     787,444
         Ford Motor Co.                            17,015,212                 266,288
         General Motors Corp.                       5,247,372                 244,475
         FedEx Corp.                                2,776,156                 226,784
         Harley-Davidson, Inc.                      2,742,893                 169,895
         Union Pacific Corp.                        2,408,200                 143,167
         Southwest Airlines Co.                     7,343,669                 123,153
         Burlington Northern
         Santa Fe Corp.                             3,446,825                 120,880
         Norfolk Southern Corp.                     3,643,742                  96,632
         PACCAR, Inc.                               1,630,540                  94,555
         CSX Corp.                                  1,994,686                  65,366
         Genuine Parts Co.                          1,621,405                  64,337
         Delphi Corp.                               5,207,596                  55,617
         Dana Corp.                                 1,386,665                  27,179
*        Navistar International Corp.                 648,741                  25,145
         Cooper Tire & Rubber Co.                     688,077                  15,826
*        The Goodyear Tire &
         Rubber Co.                                 1,632,717                  14,841
         Visteon Corp.                              1,205,709                  14,071
*        Delta Air Lines, Inc.                      1,159,950                   8,259
                                                                         -------------
                                                                            2,563,914
                                                                         -------------
CONSUMER DISCRETIONARY (13.7%)
         Wal-Mart Stores, Inc.                     39,858,343               2,102,926
*        Time Warner, Inc.                         42,374,718                 744,948
         Home Depot, Inc.                          20,657,718                 727,152
         Viacom Inc. Class B                       15,958,996                 570,055
*        eBay Inc.                                  6,109,273                 561,748
         The Walt Disney Co.                       19,072,414                 486,156
*        Yahoo! Inc.                               12,515,986                 454,706
         Gillette Co.                               9,325,828                 395,415
         Lowe's Cos., Inc.                          7,306,437                 383,953
         Target Corp.                               8,489,279                 360,540
         Kimberly-Clark Corp.                       4,659,081                 306,940
         McDonald's Corp.                          11,701,152                 304,230
         Carnival Corp.                             5,879,903                 276,355
         Cendant Corp.                              9,479,300                 232,053
         Gannett Co., Inc.                          2,532,360                 214,871
         Clear Channel
         Communications, Inc.                       5,708,979                 210,947
         The Gap, Inc.                              8,366,409                 202,885
         Avon Products, Inc.                        4,385,366                 202,341
         NIKE, Inc. Class B                         2,453,405                 185,845
         Costco Wholesale Corp.                     4,265,702                 175,192
         Waste Management, Inc.                     5,395,197                 165,363
*        Starbucks Corp.                            3,685,066                 160,227
*        Electronic Arts Inc.                       2,813,141                 153,457
         Best Buy Co., Inc.                         3,015,631                 153,013
*        Apollo Group, Inc. Class A                 1,640,949                 144,879
         Tribune Co.                                3,045,265                 138,681
         The McGraw-Hill Cos., Inc.                 1,770,421                 135,561
         Staples, Inc.                              4,622,602                 135,488

11

---------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE^
500 INDEX FUND                                         SHARES              (000)
---------------------------------------------------------------------------------
*        Kohl's Corp.                               3,169,036      $     133,987
         Omnicom Group Inc.                         1,756,872            133,329
         International Game Technology              3,242,685            125,168
         TJX Cos., Inc.                             4,599,638            111,035
*        Bed Bath & Beyond, Inc.                    2,792,515            107,372
         Marriott International, Inc.
         Class A                                    2,102,209            104,858
*        Yum! Brands, Inc.                          2,689,633            100,108
         J.C. Penney Co., Inc.
         (Holding Co.)                              2,621,991             99,006
*        Univision Communications Inc.              3,005,712             95,972
         Starwood Hotels & Resorts
         Worldwide, Inc.                            1,923,660             86,276
         Federated Department
         Stores, Inc.                               1,670,994             82,046
         Limited Brands, Inc.                       4,379,774             81,902
         Cintas Corp.                               1,590,903             75,838
         Sears, Roebuck & Co.                       1,977,537             74,672
         May Department Stores Co.                  2,702,991             74,305
         Eastman Kodak Co.                          2,663,619             71,864
         Mattel, Inc.                               3,925,624             71,643
         R.R. Donnelley & Sons Co.                  2,018,963             66,666
         Hilton Hotels Corp.                        3,562,915             66,484
*        AutoZone Inc.                                772,670             61,891
         New York Times Co. Class A                 1,381,819             61,781
         Newell Rubbermaid, Inc.                    2,556,272             60,072
         Dollar General Corp.                       3,064,090             59,934
         Harrah's Entertainment, Inc.               1,048,411             56,719
         Nordstrom, Inc.                            1,292,878             55,090
*        Interpublic Group of Cos., Inc.            3,893,257             53,454
         Knight Ridder                                731,378             52,659
*        Office Depot, Inc.                         2,907,715             52,077
         Tiffany & Co.                              1,360,447        50,132
         VF Corp.                                   1,021,036             49,724
         Family Dollar Stores, Inc.                 1,593,974             48,489
         Leggett & Platt, Inc.                      1,784,148             47,655
         Robert Half International, Inc.            1,595,794             47,507
         Jones Apparel Group, Inc.                  1,172,055             46,273
         Black & Decker Corp.                         735,801             45,715
         Whirlpool Corp.                              641,079             43,978
         RadioShack Corp.                           1,494,743             42,794
*        AutoNation, Inc.                           2,484,827             42,491
         Alberto-Culver Co. Class B                   839,287             42,082
*        Allied Waste Industries, Inc.              2,948,741             38,864
         Liz Claiborne, Inc.                        1,031,032             37,097
         Wendy's International, Inc.                1,061,422             36,980
         Sabre Holdings Corp.                       1,292,191             35,807
         The Stanley Works                            758,887             34,590
         International Flavors &
         Fragrances, Inc.                             876,869             32,795
*        Toys R Us, Inc.                            1,988,472             31,676
         Hasbro, Inc.                               1,639,231             31,145
         Darden Restaurants Inc.                    1,496,089             30,745
*        Monster Worldwide Inc.                     1,089,106             28,012
         Meredith Corp.                               467,405             25,689
         Circuit City Stores, Inc.                  1,847,341             23,923
*        Convergys Corp.                            1,335,588             20,568
         Reebok International Ltd.                    558,673             20,101
         Snap-On Inc.                                 541,026             18,151
         Maytag Corp.                                 732,295             17,949
         Dillard's Inc.                               775,820             17,301
*        Big Lots Inc.                              1,073,089             15,517
         Viacom Inc. Class A                          143,386              5,212
                                                                    ------------
                                                                      13,571,097
                                                                    ------------
 CONSUMER STAPLES (7.7%)
         The Procter & Gamble Co.                  23,890,294          1,300,588
         The Coca-Cola Co.                         22,636,376          1,142,684
         Altria Group, Inc.                        19,059,523            953,929
         PepsiCo, Inc.                             15,864,492            854,779
         Anheuser-Busch Cos., Inc.                  7,474,085            403,601
         Walgreen Co.                               9,521,996            344,791
         Colgate-Palmolive Co.                      4,944,972            289,034
         Sysco Corp.                                5,942,555            213,159
         Sara Lee Corp.                             7,345,116            168,864
         General Mills, Inc.                        3,512,408            166,945
         Kellogg Co.                                3,816,477            159,720
         CVS Corp.                                  3,692,311            155,151
         ConAgra Foods, Inc.                        4,910,807            132,985
         Wm. Wrigley Jr. Co.                        2,087,336            131,607
         H.J. Heinz Co.                             3,272,258            128,273
         Coca-Cola Enterprises, Inc.                4,368,637            126,647
*        The Kroger Co.                             6,900,862            125,596
         Hershey Foods Corp.                        2,410,422            111,530
         The Clorox Co.                             1,971,541            106,029
*        Safeway, Inc.                              4,147,693            105,103
         Campbell Soup Co.                          3,819,389            102,665
         Albertson's, Inc.                          3,418,142             90,718
         The Pepsi Bottling Group, Inc.             2,393,383             73,094
         UST, Inc.                                  1,538,155             55,374
         Brown-Forman Corp. Class B                 1,128,720             54,483
         R.J. Reynolds
         Tobacco Holdings, Inc.                       792,328             53,553
         McCormick & Co., Inc.                      1,277,882             43,448
         SuperValu Inc.                             1,252,035             38,325
         Adolph Coors Co. Class B                     345,414             24,987
         Winn-Dixie Stores, Inc.                    1,320,053              9,504
                                                                    ------------
                                                                       7,667,166
                                                                    ------------
FINANCIAL SERVICES (21.4%)
         Citigroup, Inc.                           48,062,137          2,234,889
         American International
         Group, Inc.                               24,240,004          1,727,827
         Bank of America Corp.                     18,947,895          1,603,371
         Wells Fargo & Co.                         15,683,589            897,572
         J.P. Morgan Chase & Co.                   19,353,413            750,332

12

---------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE^
                                                       SHARES              (000)
---------------------------------------------------------------------------------
         Fannie Mae                                 9,006,462      $     642,701
         American Express Co.                      11,876,066            610,192
         Wachovia Corp.                            12,218,863            543,739
         Morgan Stanley                            10,215,636            539,079
         Bank One Corp.                            10,426,535            531,753
         U.S. Bancorp                              17,614,683            485,461
         Merrill Lynch & Co., Inc.                  8,931,120            482,102
         The Goldman Sachs Group, Inc.              4,484,869            422,295
         Freddie Mac                                6,398,390            405,018
         First Data Corp.                           8,108,503            360,991
         Washington Mutual, Inc.                    8,038,008            310,589
         MBNA Corp.                                11,874,173            306,235
         Allstate Corp.                             6,529,917            303,968
         Fifth Third Bancorp                        5,230,950            281,320
         Metropolitan Life Insurance Co.            7,024,479            251,828
         St. Paul Travelers Cos., Inc.              6,199,795            251,340
         Automatic Data Processing, Inc.            5,487,541            229,818
         Prudential Financial, Inc.                 4,888,414            227,165
         Marsh & McLennan Cos., Inc.                4,863,302            220,697
         National City Corp.                        6,143,344            215,078
         The Bank of New York Co., Inc.             7,226,073            213,025
         Lehman Brothers Holdings, Inc.             2,573,404            193,649
         AFLAC Inc.                                 4,726,699            192,897
         BB&T Corp.                                 5,214,586            192,783
         The Hartford Financial
         Services Group Inc.                        2,713,964            186,558
         Countrywide Financial Corp.                2,596,417            182,398
         Progressive Corp. of Ohio                  2,020,508            172,349
         SunTrust Banks, Inc.                       2,624,702            170,579
         SLM Corp.                                  4,079,385            165,011
         State Street Corp.                         3,121,926            153,099
         Capital One Financial Corp.                2,228,194            152,364
         Golden West Financial Corp.                1,418,506            150,858
         PNC Financial Services Group               2,621,050            139,125
         Charles Schwab Corp.                      12,684,209            121,895
         The Chubb Corp.                            1,763,060            120,205
         SouthTrust Corp.                           3,064,818            118,946
         Paychex, Inc.                              3,509,805            118,912
         Franklin Resources Corp.                   2,323,242            116,348
         Mellon Financial Corp.                     3,945,024            115,708
         KeyCorp                                    3,813,443            113,984
         ACE Ltd.                                   2,631,418            111,256
         Loews Corp.                                1,723,806            103,359
         The Principal Financial
         Group, Inc.                                2,966,535            103,176
         Equity Office Properties
         Trust REIT                                 3,750,837            102,023
         Simon Property
         Group, Inc. REIT                           1,933,952             99,444
         XL Capital Ltd. Class A                    1,283,583             96,859
         M & T Bank Corp.                           1,101,600             96,170
         Charter One Financial, Inc.                2,079,852             91,909
         CIGNA Corp.                                1,314,115             90,424
         Moody's Corp.                              1,391,203             89,955
         Comerica, Inc.                             1,610,005             88,357
         Northern Trust Corp.                       2,048,201             86,598
         AmSouth Bancorp                            3,273,649             83,380
         Aon Corp.                                  2,928,455             83,373
         Bear Stearns Co., Inc.                       975,161             82,216
         Marshall & Ilsley Corp.                    2,064,520             80,702
         Lincoln National Corp.                     1,657,017             78,294
         H & R Block, Inc.                          1,626,069             77,531
         Equity Residential REIT                    2,603,870             77,413
         MBIA, Inc.                                 1,341,800             76,644
         Regions Financial Corp.                    2,039,723             74,552
         Ambac Financial Group, Inc.                1,007,363             73,981
         Synovus Financial Corp.                    2,832,474             71,718
*        Fiserv, Inc.                               1,811,825             70,462
*        SunGard Data Systems, Inc.                 2,696,234             70,102
         MGIC Investment Corp.                        918,099             69,647
         Cincinnati Financial Corp.                 1,563,629             68,049
         Jefferson-Pilot Corp.                      1,299,431             66,011
         North Fork Bancorp, Inc.                   1,607,491             61,165
         T. Rowe Price Group Inc.                   1,177,313             59,337
         Sovereign Bancorp, Inc.                    2,604,146             57,552
         SAFECO Corp.                               1,294,674             56,966
         Torchmark Corp.                            1,034,387             55,650
         ProLogis REIT                              1,686,160             55,508
         Plum Creek Timber Co. Inc.
         REIT                                       1,702,947             55,482
         Union Planters Corp.                       1,765,947             52,643
         First Horizon National Corp.               1,152,222             52,392
         Zions Bancorp                                831,987             51,126
         Huntington Bancshares Inc.                 2,132,018             48,823
         UnumProvident Corp.                        2,753,577             43,782
*        Providian Financial Corp.                  2,706,100             39,698
*        E*TRADE Financial Corp.                    3,400,953             37,921
         Janus Capital Group Inc.                   2,224,536             36,683
         Dow Jones & Co., Inc.                        759,388             34,248
         Equifax, Inc.                              1,272,869             31,504
         Federated Investors, Inc.                  1,004,641             30,481
         Apartment Investment &
         Management Co.
         Class A REIT                                 872,161             27,150
         Ryder System, Inc.                           607,915             24,359
         Deluxe Corp.                                 464,707             20,215
         Provident Financial Group, Inc.              123,614              4,878
                                                                    ------------
                                                                      21,227,221
                                                                    ------------
HEALTH CARE (13.2%)
         Pfizer Inc.                               70,915,824          2,430,994
         Johnson & Johnson                         27,589,269          1,536,722
         Merck & Co., Inc.                         20,651,553            980,949
         Eli Lilly & Co.                           10,497,032            733,848
*        Amgen, Inc.                               11,818,322            644,926

13

---------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE^
500 INDEX FUND                                         SHARES              (000)
---------------------------------------------------------------------------------
         Abbott Laboratories                       14,495,091      $     590,820
         Medtronic, Inc.                           11,265,830            548,871
         Wyeth                                     12,392,990            448,131
         Bristol-Myers Squibb Co.                  18,070,280            442,722
         UnitedHealth Group Inc.                    5,723,263            356,273
*        Boston Scientific Corp.                    7,761,004            332,171
         Cardinal Health, Inc.                      3,999,868            280,191
         Schering-Plough Corp.                     13,678,935            252,787
         Stryker Corp.                              3,719,163            204,554
*        Zimmer Holdings, Inc.                      2,267,858            200,025
*        Biogen Idec Inc.                           3,157,556            199,715
         Baxter International, Inc.                 5,696,189            196,575
*        Forest Laboratories, Inc.                  3,437,271            194,653
         HCA Inc.                                   4,513,286            187,708
         Guidant Corp.                              2,915,030            162,892
*        WellPoint Health
         Networks Inc. Class A                      1,446,526            162,025
*        Caremark Rx, Inc.                          4,250,857            140,023
*        St. Jude Medical, Inc.                     1,637,188            123,853
         Becton, Dickinson & Co.                    2,353,845            121,929
         Aetna Inc.                                 1,416,236            120,380
*        Anthem, Inc.                               1,288,331            115,383
         Allergan, Inc.                             1,220,663            109,274
         Biomet, Inc.                               2,364,421            105,075
*        Genzyme Corp.-
         General Division                           2,105,188             99,639
*        Medco Health Solutions, Inc.               2,519,194             94,470
         McKesson Corp.                             2,721,258             93,421
*        Gilead Sciences, Inc.                      1,223,538             81,977
         Quest Diagnostics, Inc.                      961,567             81,685
*        Chiron Corp.                               1,755,999             78,388
         AmerisourceBergen Corp.                    1,043,630             62,388
*        Tenet Healthcare Corp.                     4,325,845             58,010
*        Express Scripts Inc.                         724,249             57,382
         C.R. Bard, Inc.                              969,591             54,927
*        MedImmune Inc.                             2,311,803             54,096
         IMS Health, Inc.                           2,183,794             51,188
         Health Management
         Associates Class A                         2,258,819             50,643
         Mylan Laboratories, Inc.                   2,495,819             50,540
*        Hospira, Inc.                              1,452,149             40,079
         Bausch & Lomb, Inc.                          492,123             32,022
*        Watson Pharmaceuticals, Inc.               1,011,743             27,216
         Manor Care, Inc.                             827,657             27,048
*        Millipore Corp.                              458,473             25,844
*        King Pharmaceuticals, Inc.                 2,246,218             25,719
*        Humana Inc.                                1,503,553             25,410
                                                                    ------------
                                                                      13,095,561
                                                                    ------------
INTEGRATED OILS (4.6%)
         ExxonMobil Corp.                          60,781,100          2,699,289
         ChevronTexaco Corp.                        9,944,728            935,898
         ConocoPhillips Co.                         6,373,846            486,261
         Occidental Petroleum Corp.                 3,635,552            175,997
         Marathon Oil Corp.                         3,210,161            121,472
         Unocal Corp.                               2,449,262             93,072
         Amerada Hess Corp.                           837,317             66,307
                                                                       ---------
                                                                       4,578,296
                                                                       ---------
OTHER ENERGY (1.8%)
          Schlumberger Ltd.                          5,475,440           347,745
         Devon Energy Corp.                         2,228,559            147,085
         Anadarko Petroleum Corp.                   2,340,747            137,168
         Burlington Resources, Inc.                 3,687,084            133,399
         Apache Corp.                               3,022,576            131,633
         Halliburton Co.                            4,090,516            123,779
         Baker Hughes, Inc.                         3,095,610            116,550
         Valero Energy Corp.                        1,196,293             88,239
*        Transocean Inc.                            2,981,462             86,284
         Kerr-McGee Corp.                           1,391,125             74,801
*        BJ Services Co.                            1,495,342             68,547
         EOG Resources, Inc.                        1,083,204             64,678
*        Nabors Industries, Inc.                    1,380,691             62,435
         Williams Cos., Inc.                        4,831,060             57,490
*        Noble Corp.                                1,251,491             47,419
         El Paso Corp.                              5,957,271             46,943
         Sunoco, Inc.                                 702,318             44,681
*        Rowan Cos., Inc.                             985,547             23,978
*        Calpine Corp.                              3,875,716             16,743
*        Dynegy, Inc.                               3,530,291             15,039
                                                                       ---------
                                                                       1,834,636
                                                                       ---------
MATERIALS & PROCESSING (3.5%)
         E.I. du Pont de Nemours & Co.              9,295,984            412,928
         Dow Chemical Co.                           8,700,528            354,111
         Alcoa Inc.                                 8,079,959            266,881
         International Paper Co.                    4,511,856            201,680
         Newmont Mining Corp.
         (Holding Co.)                              4,117,536            159,596
         Weyerhaeuser Co.                           2,241,103            141,458
         Masco Corp.                                4,070,871            126,930
         Praxair, Inc.                              3,020,149            120,534
         Air Products & Chemicals, Inc.             2,112,360            110,793
         Archer-Daniels-Midland Co.                 6,040,675            101,363
         PPG Industries, Inc.                       1,594,548             99,643
         Monsanto Co.                               2,468,201             95,026
         Georgia Pacific Group                      2,369,373             87,619
         Rohm & Haas Co.                            2,082,936             86,608
*        American Standard Cos., Inc.               1,998,585             80,563
         Ecolab, Inc.                               2,387,998             75,700
*        Phelps Dodge Corp.                           868,930             67,351
         Avery Dennison Corp.                       1,026,554             65,710
         Nucor Corp.                                  733,504             56,304
         Sherwin-Williams Co.                       1,330,756             55,293
         MeadWestvaco Corp.                         1,873,658             55,067

14

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE^
                                                      SHARES              (000)
--------------------------------------------------------------------------------
         Freeport-McMoRan
         Copper & Gold, Inc. Class B                1,645,370  $          54,544
         Vulcan Materials Co.                         947,870             45,071
*        Sealed Air Corp.                             783,604             41,743
         Sigma-Aldrich Corp.                          642,439             38,296
         Ball Corp.                                   523,698             37,732
         Engelhard Corp.                            1,154,865             37,314
         United States Steel Corp.                  1,054,382             37,030
         Fluor Corp.                                  771,572             36,781
         Temple-Inland Inc.                           514,431             35,624
*        Pactiv Corp.                               1,423,540             35,503
         Ashland, Inc.                                653,959             34,536
         Eastman Chemical Co.                         720,786             33,322
         Boise Cascade Corp.                          811,983             30,563
         Bemis Co., Inc.                              993,619             28,070
         Louisiana-Pacific Corp.                    1,011,121             23,913
         Worthington Industries, Inc.                 804,802             16,523
         Allegheny Technologies Inc.                  757,212             13,668
         Great Lakes Chemical Corp.                   471,273             12,753
*        Hercules, Inc.                             1,024,282             12,486
                                                                    ------------
                                                                       3,426,630
                                                                    ------------
PRODUCER DURABLES (4.2%)
         United Technologies Corp.                  4,776,486            436,953
         The Boeing Co.                             7,835,742            400,328
*        Applied Materials, Inc.                   15,667,439            307,395
         Illinois Tool Works, Inc.                  2,878,682            276,037
         Caterpillar, Inc.                          3,177,435            252,415
         Emerson Electric Co.                       3,920,726            249,162
         Lockheed Martin Corp.                      4,170,834            217,217
         Northrop Grumman Corp.                     3,341,086            179,416
         Deere & Co.                                2,313,445            162,265
         Danaher Corp.                              2,862,090            148,399
*        Agilent Technologies, Inc.                 4,474,442            131,012
*        Lexmark International, Inc.                1,207,458            116,556
         Ingersoll-Rand Co.                         1,610,446            110,010
*        Xerox Corp.                                7,437,212            107,840
         Pitney Bowes, Inc.                         2,148,008             95,049
*        KLA-Tencor Corp.                           1,826,873             90,211
         Dover Corp.                                1,888,962             79,525
         Parker Hannifin Corp.                      1,111,039             66,062
         Pulte Homes, Inc.                          1,178,150             61,299
         Molex, Inc.                                1,758,270             56,405
         Rockwell Collins, Inc.                     1,648,003             54,911
*        Waters Corp.                               1,110,695             53,069
         Centex Corp.                               1,146,418             52,449
         Cooper Industries, Inc.
         Class A                                      859,652             51,072
         W.W. Grainger, Inc.                          844,488             48,558
*        Thermo Electron Corp.                      1,540,088             47,342
*        Novellus Systems, Inc.                     1,374,110             43,202
*        Teradyne, Inc.                             1,802,685             40,921
         American Power
         Conversion Corp.                           1,860,457             36,558
         Goodrich Corp.                             1,092,945             35,335
         Pall Corp.                                 1,162,529             30,447
*        Andrew Corp.                               1,493,000             29,875
         KB HOME                                      434,095             29,792
         Tektronix, Inc.                              787,628             26,795
         Cummins Inc.                                 398,976             24,936
         Crane Co.                                    554,017             17,391
         Thomas & Betts Corp.                         544,238             14,820
*        Power-One, Inc.                              775,322              8,513
         Molex, Inc. Class A                            4,051                111
                                                                    ------------
                                                                       4,189,653
                                                                    ------------
TECHNOLOGY (15.0%)
         Microsoft Corp.                          100,322,563          2,865,212
         Intel Corp.                               60,111,603          1,659,080
*        Cisco Systems, Inc.                       62,839,125          1,489,287
         International Business
         Machines Corp.                            15,663,321          1,380,722
*        Dell Inc.                                 23,447,769            839,899
         Hewlett-Packard Co.                       28,339,703            597,968
*        Oracle Corp.                              48,280,565            575,987
         QUALCOMM Inc.                              7,529,589            549,509
         Motorola, Inc.                            21,786,127            397,597
         Texas Instruments, Inc.                   16,088,252            389,014
*        EMC Corp.                                 22,712,853            258,927
         General Dynamics Corp.                     1,849,937            183,699
*        Corning, Inc.                             12,752,810            166,552
         Analog Devices, Inc.                       3,493,104            164,455
         Maxim Integrated
         Products, Inc.                             2,994,715            156,983
         Computer Associates
         International, Inc.                        5,434,883            152,503
*        Lucent Technologies, Inc.                 39,829,084            150,554
         Raytheon Co.                               4,160,546            148,823
*        Broadcom Corp.                             2,919,102            136,526
*        Sun Microsystems, Inc.                    30,911,471            134,156
*        Symantec Corp.                             2,898,032            126,876
*        Apple Computer, Inc.                       3,531,936            114,929
         Linear Technology Corp.                    2,875,624            113,501
*        Veritas Software Corp.                     4,013,371            111,170
         Xilinx, Inc.                               3,225,860            107,453
         Adobe Systems, Inc.                        2,218,753            103,172
*        Micron Technology, Inc.                    5,674,055             86,870
         Electronic Data
         Systems Corp.                              4,501,616             86,206
*        Computer Sciences Corp.                    1,743,221             80,938
*        Altera Corp.                               3,479,000             77,303
*        National Semiconductor Corp.               3,334,273             73,321
*        Network Appliance, Inc.                    3,229,619             69,534
*        Intuit, Inc.                               1,780,215             68,681

15

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE^
500 INDEX FUND                                         SHARES              (000)
--------------------------------------------------------------------------------
*        Affiliated Computer
         Services, Inc. Class A                     1,264,164      $      66,925
*        Avaya Inc.                                 4,123,513             65,110
         Rockwell Automation, Inc.                  1,727,499             64,798
*        PeopleSoft, Inc.                           3,390,968             62,733
*        Solectron Corp.                            8,935,131             57,810
*        Advanced Micro Devices, Inc.               3,286,062             52,248
*        JDS Uniphase Corp.                        13,384,328             50,727
*        Siebel Systems, Inc.                       4,670,752             49,884
         Scientific-Atlanta, Inc.                   1,421,567             49,044
*        Jabil Circuit, Inc.                        1,865,374             46,970
         Autodesk, Inc.                             1,054,806             45,156
*        Sanmina-SCI Corp.                          4,841,155             44,055
*        NCR Corp.                                    880,323             43,655
*        Unisys Corp.                               3,097,668             42,996
*        Mercury Interactive Corp.                    856,772             42,693
         Applera Corp.-
         Applied Biosystems Group                   1,875,723             40,797
*        BMC Software, Inc.                         2,070,724             38,308
*        Comverse Technology, Inc.                  1,818,115             36,253
*        Tellabs, Inc.                              3,864,201             33,773
*        Citrix Systems, Inc.                       1,581,801             32,205
         Symbol Technologies, Inc.                  2,179,370             32,124
*        NVIDIA Corp.                               1,542,102             31,613
*        Novell, Inc.                               3,593,660             30,151
*        LSI Logic Corp.                            3,551,155             27,060
         PerkinElmer, Inc.                          1,186,799             23,783
*        Compuware Corp.                            3,588,962             23,687
*        PMC Sierra Inc.                            1,641,291             23,553
*        QLogic Corp.                                 868,455             23,092
*        ADC Telecommunications, Inc.               7,535,390             21,401
*        CIENA Corp.                                5,288,231             19,672
*        Gateway, Inc.                              3,469,016             15,611
*        Applied Micro Circuits Corp.               2,904,114             15,450
*        Parametric Technology Corp.                2,497,286             12,486
                                                                    ------------
                                                                      14,883,230
                                                                    ------------
UTILITIES (6.7%)
         Verizon Communications Inc.               25,746,360            931,761
         SBC Communications Inc.                   30,779,578            746,405
*        Comcast Corp. Class A                     19,026,205            533,305
         BellSouth Corp.                           17,047,921            446,996
*        AT&T Wireless Services Inc.               25,347,236            362,972
*        Nextel Communications, Inc.               10,314,100            274,974
         Sprint Corp.                              13,255,670            233,300
         Exelon Corp.                               6,142,896            204,497
         Southern Co.                               6,853,692            199,785
         Dominion Resources, Inc.                   3,034,588            191,422
         Duke Energy Corp.                          8,502,562            172,517
         ALLTEL Corp.                               2,864,013            144,976
         TXU Corp.                                  3,009,670            121,922
         Entergy Corp.                              2,139,992            119,861
         American Electric
         Power Co., Inc.                            3,676,940            117,662
         FirstEnergy Corp.                          3,065,334            114,674
         FPL Group, Inc.                            1,717,539            109,837
*        PG&E Corp.                                 3,894,417            108,810
         AT&T Corp.                                 7,378,274            107,944
         Progress Energy, Inc.                      2,291,556            100,943
         Consolidated Edison Inc.                   2,239,237             89,032
         Public Service Enterprise
         Group, Inc.                                2,198,903             88,022
         Edison International                       3,027,888             77,423
         Ameren Corp.                               1,786,841             76,763
         PPL Corp.                                  1,652,746             75,861
         Sempra Energy                              2,135,267             73,517
         Kinder Morgan, Inc.                        1,153,022             68,363
         DTE Energy Co.                             1,611,901             65,346
         Cinergy Corp.                              1,671,934             63,533
         Xcel Energy, Inc.                          3,710,841             62,008
*        Qwest Communications
         International Inc.                        16,583,114             59,533
         Constellation Energy
         Group, Inc.                                1,565,823             59,345
*        AES Corp.                                  5,921,592             58,801
         KeySpan Corp.                              1,488,495             54,628
         NiSource, Inc.                             2,448,009             50,478
*        Comcast Corp. Special Class A              1,814,271             50,092
         CenturyTel, Inc.                           1,290,629             38,770
         Pinnacle West Capital Corp.                  849,816             34,324
         CenterPoint Energy Inc.                    2,854,946             32,832
*        Citizens Communications Co.                2,671,355             32,323
         TECO Energy, Inc.                          1,754,837             21,040
*        Allegheny Energy, Inc.                     1,183,586             18,239
         Peoples Energy Corp.                         347,044             14,628
         NICOR Inc.                                   409,934             13,925
*        CMS Energy Corp.                           1,523,567             13,910
                                                                    ------------
                                                                       6,637,299
                                                                    ------------
OTHER (5.3%)
         General Electric Co.                      98,088,809          3,178,077
         3M Co.                                     7,268,657            654,252
         Tyco International Ltd.                   18,638,529            617,681
         Honeywell International Inc.               7,981,358            292,357
         Fortune Brands, Inc.                       1,359,133            102,519
         Johnson Controls, Inc.                     1,765,987             94,268
         Eaton Corp.                                1,399,628             90,612
         Textron, Inc.                              1,278,906             75,903
         ITT Industries, Inc.                         860,655             71,434
         Brunswick Corp.                              880,250             35,914
                                                                    ------------
                                                                       5,213,017
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
         (Cost $75,502,922)                                           98,887,720
--------------------------------------------------------------------------------

16

----------------------------------------------------------------------------
                                                FACE                  MARKET
                                              AMOUNT                  VALUE^
                                               (000)                   (000)
----------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.5%)(1)
----------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.03%, 7/7/2004                         $ 10,000           $       9,998
(2) 1.05%, 7/14/2004                          20,000                  19,991
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
1.46%, 7/1/2004--Note E                      253,194                 253,194
1.47%, 7/1/2004                              263,863                 263,863
----------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $547,047)                                                      547,046
----------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
(Cost $76,049,969)                                                99,434,766
----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
----------------------------------------------------------------------------
Other Assets--Note B                                                 444,001
Liabilities--Note E                                                (671,918)
                                                                 -----------
                                                                   (227,917)
----------------------------------------------------------------------------
NET ASSETS (100%)                                                $99,206,849
=============================================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments,  the fund's effective common stock and temporary cash investment  positions represent
99.9% and 0.3%,  respectively,  of net assets.  See Note C in Notes to Financial
Statements.
(2)Securities  with an aggregate  value of $29,989,000  have been  segregated as initial margin for open futures contracts. REIT--Real Estate Investment Trust.

-------------------------------------------------------------
                                                      AMOUNT
                                                       (000)
-------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
-------------------------------------------------------------
Paid-in Capital                                  $80,446,831
Overdistributed Net Investment Income               (68,407)
Accumulated Net Realized Losses                  (4,558,278)
Unrealized Appreciation
Investment Securities                             23,384,797
Futures Contracts                                      1,906
-------------------------------------------------------------
NET ASSETS                                       $99,206,849
=============================================================

Investor Shares--Net Assets
Applicable to 751,001,067 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                        $79,161,461
-------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                      $105.41
=============================================================

Admiral Shares--Net Assets
Applicable to 190,166,194 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                        $20,045,388
-------------------------------------------------------------
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                       $105.41
=============================================================
See Note C in Notes to Financial  Statements for the tax-basis components of net assets.

17

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

------------------------------------------------------------------------------
                                                               500 INDEX FUND
                                               SIX MONTHS ENDED JUNE 30, 2004
                                                                        (000)
------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Dividends                                                           $ 780,696
Interest                                                                2,744
Security Lending                                                          302
------------------------------------------------------------------------------
Total Income                                                          783,742
------------------------------------------------------------------------------
Expenses
The Vanguard Group--Note B
Investment Advisory Services                                               34
Management and Administrative
Investor Shares                                                        61,449
Admiral Shares                                                          7,906
Marketing and Distribution
Investor Shares                                                         5,474
Admiral Shares                                                          1,254
Custodian Fees                                                            262
Shareholders' Reports
Investor Shares                                                         1,033
Admiral Shares                                                             20
Trustees' Fees and Expenses                                                50
------------------------------------------------------------------------------
Total Expenses                                                         77,482
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 706,260
------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities Sold                                             23,550
Futures Contracts                                                      41,010
------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                               64,560
------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                               2,440,447
Futures Contracts                                                    (26,322)
------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    2,414,125
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $3,184,945
==============================================================================

18

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-------------------------------------------------------------------------------------
                                                               500 INDEX FUND
                                                     --------------------------------
                                                          SIX MONTHS            YEAR
                                                               ENDED           ENDED
                                                       JUNE 30, 2004   DEC. 31, 2003
                                                               (000)           (000)
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income                                  $     706,260     $ 1,272,250
Realized Net Gain (Loss)                                      64,560         426,090
Change in Unrealized Appreciation (Depreciation)           2,414,125      18,562,298
------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations                           3,184,945      20,260,638
------------------------------------------------------------------------------------
Distributions
Net Investment Income
Investor Shares                                            (529,801)     (1,029,145)
Admiral Shares                                             (140,244)       (245,685)
Realized Capital Gain
Investor Shares                                                  --               --
Admiral Shares                                                   --               --
------------------------------------------------------------------------------------
Total Distributions                                        (670,045)     (1,274,830)
------------------------------------------------------------------------------------
Capital Share Transactions--Note F
Investor Shares                                            1,799,062       3,674,152
Admiral Shares                                             1,452,674       2,634,755
------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital Share Transactions    3,251,736       6,308,907
------------------------------------------------------------------------------------
Total Increase (Decrease)                                  5,766,636      25,294,715
------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------
Beginning of Period                                       93,440,213      68,145,498
------------------------------------------------------------------------------------
End of Period                                            $99,206,849     $93,440,213
====================================================================================

19

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

500 Index Fund Investor Shares
------------------------------------------------------------------------------------
                       Six Months Ended         Year Ended December 31,
For a Share Outstanding        June 30,  -------------------------------------------
Throughout Each Period             2004    2003    2002     2001      2000      1999
------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $102.67 $ 81.15 $105.89  $121.86   $135.33   $113.95
------------------------------------------------------------------------------------
Investment Operations
Net Investment Income               .75    1.44    1.32    1.260      1.29     1.370
Net Realized and
Unrealized Gain (Loss)
on Investments                     2.70   21.51 (24.70) (15.955)   (13.46)    22.415
------------------------------------------------------------------------------------
Total from Investment
Operations                         3.45   22.95 (23.38) (14.695)   (12.17)    23.785
------------------------------------------------------------------------------------
Distributions
Dividends from Net
Investment Income                 (.71)  (1.43)  (1.36)  (1.275)    (1.30)   (1.410)
Distributions from
Realized Capital Gains               --      --      --       --        --    (.995)
------------------------------------------------------------------------------------
Total Distributions               (.71)  (1.43)  (1.36)  (1.275)    (1.30)   (2.405)
------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $105.41 $102.67 $ 81.15  $105.89   $121.86   $135.33
====================================================================================

Total Return*                     3.37%  28.50% -22.15%  -12.02%    -9.06%    21.07%
====================================================================================

Ratios/Supplemental Data
Net Assets, End of
Period (Millions)               $79,161 $75,342 $56,224  $73,151   $88,240  $104,652
Ratio of Total Expenses
to Average Net Assets           0.18%**   0.18%   0.18%    0.18%     0.18%     0.18%
Ratio of Net Investment
Income to Average Net Assets    1.45%**   1.61%   1.43%    1.14%     0.98%     1.13%
Portfolio Turnover Rate+           2%**      1%      6%       3%        7%        3%
====================================================================================
*Total returns do not reflect the $10 annual account  maintenance fee applied on balances under $10,000. **Annualized.
+Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

20

500 INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------
                                                                         YEAR ENDED
                          SIX MONTHS ENDED               DECEMBER 31,    NOV.13* TO
                                  JUNE 30,   ---------------------------    DEC. 31
For a Share Outstanding
Throughout Each Period                2004      2003       2002      2001      2000
-----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $102.68   $ 81.15    $105.89   $121.87   $124.88
-----------------------------------------------------------------------------------
Investment Operations
Net Investment Income                 .781     1.507      1.374     1.313      .179
Net Realized and
Unrealized Gain (Loss)
on Investments                       2.700    21.510   (24.700)  (15.955)   (2.808)
-----------------------------------------------------------------------------------
Total from Investment
Operations                           3.481    23.017   (23.326)  (14.642)   (2.629)
-----------------------------------------------------------------------------------
Distributions
Dividends from Net
Investment Income                   (.751)   (1.487)    (1.414)   (1.338)    (.381)
Distributions from
Realized Capital Gains                  --        --         --        --        --
-----------------------------------------------------------------------------------
Total Distributions                 (.751)   (1.487)    (1.414)   (1.338)    (.381)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period     $105.41   $102.68    $ 81.15   $105.89   $121.87
===================================================================================

Total Return                         3.40%    28.59%    -22.10%   -11.98%    -2.10%
===================================================================================

Ratios/Supplemental Data
Net Assets, End of
Period (Millions)                  $20,045   $18,098    $11,922   $13,863    $8,237
Ratio of Total Expenses
to Average Net Assets              0.10%**     0.12%      0.12%     0.12%    0.12%+
Ratio of Net Investment
Income to Average Net Assets       1.53%**     1.67%      1.50%     1.22%    1.03%+
Portfolio Turnover Rate+              2%**        1%         6%        3%        7%
===================================================================================
 *Inception.
**Annualized.
+Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

21

NOTES TO FINANCIAL STATEMENTS

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Repurchase Agreements: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

22

6.     Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2004, the fund had contributed capital of $14,232,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 14.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2004, the fund realized $241,353,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2003, the fund had available realized losses of $4,349,644,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $176,196,000 through December 31, 2011, and $1,879,000 through December 31, 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2004; should the fund realize net capital losses for the year, the losses will be added to the loss carry forward balances above.

At June 30, 2004, net unrealized appreciation of investment securities for tax purposes was $23,384,797,000, consisting of unrealized gains of $31,452,832,000 on securities that had risen in value since their purchase and $8,068,035,000 in unrealized losses on securities that had fallen in value since their purchase.

23

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At June 30, 2004, the aggregate settlement value of open futures contracts expiring in September 2004 and the related unrealized appreciation (depreciation) were:

-----------------------------------------------------------------------------
                                                          (000)
                                              -------------------------------
                                              AGGREGATE        UNREALIZED
                         NUMBER OF            SETTLEMENT       APPRECIATION
FUTURES CONTRACTS        LONG CONTRACTS       VALUE            (DEPRECIATION)
-----------------------------------------------------------------------------
S&P 500 Index            921                  $262,577         $1,871
E-mini S&P 500 Index     140                     7,983             35
-----------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D.     During the six months ended June 30, 2004, the fund purchased $4,940,319,000 of investment securities and sold $1,359,591,000 of investment securities other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at June 30, 2004, was $236,847,000, for which the fund held cash collateral of $253,194,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

F.     Capital share transactions for each class of shares were:

-----------------------------------------------------------------------------------
                                      SIX MONTHS ENDED            YEAR ENDED
                                        JUNE 30, 2004           DECEMBER 31, 2003
                                       --------------------------------------------
                                    AMOUNT     SHARES          AMOUNT        SHARES
                                     (000)      (000)           (000)         (000)
-----------------------------------------------------------------------------------
Investor Shares
Issued                          $7,770,934     74,471     $13,026,688       146,182
Issued in Lieu of
Cash Distributions                 501,227      4,842         971,109        10,563
Redeemed                       (6,473,099)   (62,117)    (10,323,645)     (115,745)
                               ----------------------------------------------------
Net Increase (Decrease)
--Investor Shares                1,799,062     17,196       3,674,152        41,000
                               ----------------------------------------------------
Admiral Shares
Issued                           2,791,794     26,737       4,455,070        49,744
Issued in Lieu of
Cash Distributions                 118,784      1,147         207,450         2,251
Redeemed                       (1,457,904)   (13,980)     (2,027,765)      (22,633)
                               ----------------------------------------------------
Net Increase (Decrease)
--Admiral Shares                 1,452,674     13,904       2,634,755        29,362
-----------------------------------------------------------------------------------

24

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you’re like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our Planning & Advice and Research Funds & Stocks sections to: • Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire. • Find out how much to save for retirement and your children’s college education—by using our planning tools. • Learn how to achieve your goals—by reading our PlainTalk® investment guides. • Find your next fund—by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools. • Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

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Find out what Vanguard.com can do for you. Log on today!

25

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. These tax-deferred accounts are powerful options for retirement savers.

Here’s how you can exploit your IRA—and improve your chances of having the retirement of your dreams.

CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR

It may be an obvious point, but if you invest as much in your IRA as the law allows—currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over—you will increase the odds of meeting your retirement goals. “Max out” every year you can.

MAKE IT AUTOMATIC

Put your IRA on autopilot by taking advantage of Vanguard’s Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA® is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS

Don’t spend your retirement assets before you’ve retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE VANGUARD(R)FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock
Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM)Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets
Index Fund
Institutional Index Fund
Institutional Total Stock Market
Index Fund
International Explorer(TM)Fund
International Growth Fund
International Value Fund
Large-Cap Index Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM)Growth Fund
Pacific Stock Index Fund
Precious Metals and Mining Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital
Appreciation Fund
Tax-Managed Growth and
Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock
Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Sector Index Funds:
Consumer Discretionary Index
Consumer Staples Index
Financials Index
Health Care Index
Information Technology Index
Materials Index
Utilities Index
U.S. Value Fund
Value Index Fund
Windsor(TM)Fund
Windsor(TM)II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R)Conservative
Growth Fund
LifeStrategy(R)Growth Fund
LifeStrategy(R)Income Fund
LifeStrategy(R)Moderate
Growth Fund
STAR(R)Fund
Target Retirement Funds:
Retirement Income
Retirement 2005
Retirement 2015
Retirement 2025
Retirement 2035
Retirement 2045
Tax-Managed Balanced Fund
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Vanguard also offers a variety of annuity products. For more information, visit www.vanguard.com, or call 800-662-7447 for Vanguard funds and 800-522-5555 for Vanguard annuity products, to obtain fund and annuity contract prospectuses. Investment objectives, risks, charges, expenses, and other important information are contained in the prospectuses; read and consider them carefully before investing.

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The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years

-----------------------------------------------------------------------------------
John J. Brennan*      Chairman of the      Chairman of the Board, Chief Executive
(1954)                Board, Chief         Officer, and Director/Trustee of The
 May 1987             Executive Officer,   Vanguard Group, Inc., and of each of the
                      and Trustee          investment companies served by The
                      (131)                Vanguard Group.

-----------------------------------------------------------------------------------
INDEPENDENT           TRUSTEES
Charles D. Ellis      Trustee             The Partners of `63 (pro bono ventures
(1937)                (131)               in education); Senior Advisor to
January 2001                              Greenwich); Associates (international
                                          business strategy consulting Successor
                                          Trustee of Yale University; Overseer
                                          of the Stern School of Business at
                                          New York University; of the Whitehead
                                          Institute Biomedical Research.

-----------------------------------------------------------------------------------
Rajiv L. Gupta       Trustee              Chairman and Chief Executive Officer
(1945)               (131)                (since October 1999), Vice Chairman
December 2001                             (January-September 1999), and Vice
                                          President (prior to September 1999) of
                                          Rohm and Haas Co. (chemicals); Director
                                          of Technitrol, Inc. (electronic
                                          components), and Agere Systems
                                          (communications components); Board
                                          Member of the American Chemistry
                                          Council; Trustee of Drexel University.

-----------------------------------------------------------------------------------
Joann Heffernan       Trustee             Vice President, Chief Information
Heisen                (131)               Officer, and Member of the Executive
(1950)                                    Committee of Johnson & Johnson
July 1998                                 (pharmaceuticals/consumer products);
                                          Director of the University Medical Center
                                          at Princeton and Women's Research and
                                          Education Institute.

-----------------------------------------------------------------------------------
Burton G. Malkiel    Trustee              Chemical Bank Chairman's Professor
(1932)               (129)                of Economics, Princeton University;
May 1977                                  Director of Vanguard Investment Series
                                          plc (Irish invest-ent fund) (since
                                          November 2001), Vanguard Group (Ireland)
                                          Limited (Irish investment management
                                          firm) (since November 2001), Prudential
                                          Insurance Co. of America, BKF Capital
                                          (investment management), The Jeffrey Co.
                                          (holding company), and NeuVis, Inc.
                                          (software company).
-----------------------------------------------------------------------------------

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years

-----------------------------------------------------------------------------------
Alfred M. Rankin, Jr.  Trustee             Chairman, President, Chief
(1941)                 (131)               Executive Officer, and Director of NACCO
January 1993                               Industries, Inc. (forklift trucks/
                                           housewares/lignite); Director of
                                           Goodrich Corporation (industrial
                                           products/aircraft systems and
                                           services); Director of Standard
                                           Products Company (supplier for the
                                           automotive industry) until 1998.

-----------------------------------------------------------------------------------
J. Lawrence Wilson     Trustee             Retired Chairman and Chief
(1936)                 (131)               Executive Officer of Rohm and Haas Co.
April 1985                                 (chemicals); Director of Cummins Inc.
                                           (diesel engines), MeadWestvacoCorp.
                                           (paper products), and
                                           AmerisourceBergen Corp.
                                           (pharmaceutical distribution);
                                           Trustee of Vanderbilt University.

-----------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton      Secretary           Managing Director and General
(1951)                 (131)               Counsel of The Vanguard Group, Inc.;
June 2001                                  Secretary of The Vanguard Group and
                                           of each of the investmentcompanies
                                           served by The Vanguard Group.

-----------------------------------------------------------------------------------
Thomas J. Higgins      Treasurer           Principal of The Vanguard
(1957)                 (131)               Group, Inc.; Treasurer of each of
July 1998                                  the investment companies served by
                                           The Vanguard Group.

-----------------------------------------------------------------------------------

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

-----------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.
James H. Gately, Investment Programs and Services.
Kathleen C. Gubanich, Human Resources.
F. William McNabb, III, Client Relationship Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Finance.
George U. Sauter, Chief Investment Officer.
-----------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
-----------------------------------------------------------------------------------

Post Office Box 2600
Valley Forge, PA 19482-2600

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About Our Cover
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
  To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling 1-800-662-2739. They are also available from the SEC’s website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

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© 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q402 082004

Vanguard® U.S. Stock Index Funds

Small-Capitalization Portfolios

June 30, 2004

semiannual report

Vanguard® Small-Cap Index Fund
Vanguard® Small-Cap Growth Index Fund
Vanguard® Small-Cap Value Index Fund

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund’s return and presents data and analysis that provide insight into the fund’s performance and investment approach.

By reading the letter from Vanguard’s chairman, you’ll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund’s performance and characteristics stack up against those of similar funds and market benchmarks.

It’s important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund’s performance and information about some of its holdings are available on Vanguard.com®.

CONTENTS
    1    LETTER FROM THE CHAIRMAN
    7    FUND PROFILES
   10    GLOSSARY OF INVESTMENT TERMS
   11    PERFORMANCE SUMMARIES
   13    ABOUT YOUR FUND'S EXPENSES
   15    FINANCIAL STATEMENTS
   78    ADVANTAGES OF VANGUARD.COM

Summary

Stock gains were fairly strong during the first three months of 2004, but they became more subdued in the April–June quarter as investors weighed the effects of rising interest rates and inflation.

During the half-year, the Investor Shares of Vanguard’s three small-capitalization index funds posted gains that ranged from 7.2% to 8.1%.

Small-cap stocks led the market. Value stocks generally outpaced growth issues.

Want less clutter in your mailbox? Just register with Vanguard.com and opt to get fund reports online.

INDEXED TO
MSCI®

Small-Cap Index FundSmall-Cap
Growth Index FundSmall-Cap
Value Index Fund

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The impressive rebound of small-capitalization stocks that began in 2003 continued into the first quarter of this year, then slowed notably during the second quarter. For the first six months of 2004, the Investor Shares of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund posted returns of 7.7%, 7.2%, and 8.1%, respectively.

All three funds satisfied their objective of closely tracking their respective indexes. Two of the three—the Small-Cap Index Fund and the Small-Cap Growth Index Fund—also outperformed their peer-group averages, while the Small-Cap Value Index Fund was just a fraction shy.

The table on the following page shows the total returns for the funds’ share classes, their target indexes, and their average mutual fund peers. The funds’ starting and ending share prices are shown on page 5; there were no distributions to shareholders during the six months.

STOCKS GAINED AS THE ECONOMY REBOUNDED

Stock markets worldwide showed moderate gains across the board as investors took heart from a generally positive economic environment. In the United States, corporate earnings were strong, and Wall Street boosted its earnings-growth forecasts as the economic expansion accelerated. Consumer confidence solidified during the half-year as job creation increased.

Gains were tempered, however, by a two-month period in which indicators of rising inflation rattled investors. Unrest in the Middle East and growing global demand pushed the price of crude oil past a level last seen more than 20 years earlier, during the Iran-Iraq War.

Total Returns                                                         Six Months Ended
                                                                         June 30, 2004
Vanguard Small-Cap Index Fund
    Investor Shares                                                               7.7%
    Admiral Shares                                                                 7.7
    Institutional Shares                                                           7.7
    VIPER Shares
        Market Price                                                              0.3*
        Net Asset Value                                                           0.5*
MSCI US Small Cap 1750 Index                                                       7.7
Average Small-Cap Core Fund**                                                      7.1
Vanguard Small-Cap Growth Index Fund
    Investor Shares                                                               7.2%
    Institutional Shares                                                           7.3
    VIPER Shares
        Market Price                                                             -1.9*
        Net Asset Value                                                          -1.7*
MSCI US Small Cap Growth Index                                                     7.2
Average Small-Cap Growth Fund**                                                    3.3
Vanguard Small-Cap Value Index Fund
    Investor Shares                                                               8.1%
    Institutional Shares                                                           8.3
    VIPER Shares
        Market Price                                                              2.6*
        Net Asset Value                                                           2.7*
MSCI US Small Cap Value Index                                                      8.2
Average Small-Cap Value Fund**                                                     8.2

 *Return since inception on January 26, 2004.
**Derived from data provided by Lipper Inc.

But good economic news was back in the headlines in May and June, prompting a snapback for stocks.

For the six months, the broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 3.9%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their earnings and other fundamental measures) outdistanced growth stocks (those expected to produce above-average earnings growth).

European and Pacific markets produced local-currency returns topping those of U.S. stocks. However, international stock returns were dampened somewhat for U.S.-based investors as the rebounding domestic economy and rising interest rates caused the U.S. dollar to strengthen against many currencies. (A stronger U.S. currency means that foreign returns translate into fewer dollars.) Emerging-markets returns, in the aggregate, were negative for the six-month period.

BONDS REACTED TO THE STRONGER ECONOMY

In the fixed income markets, interest rates rose across bond maturities, depressing prices. Rates stayed at historically low levels during the first half of the period, then rose sharply in April as the economy strengthened. For the six months, the yield of the benchmark 10-year U.S. Treasury note increased 33 basis points (0.33 percentage point), from 4.25% to 4.58%. At the short end of the maturity spectrum, rates climbed more sharply in anticipation of the Federal Reserve Board’s increase in its target federal funds rate. The Fed acted on

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares

This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER® Shares

Traded on the American Stock Exchange, VIPERs® are available only through brokers. The table on page 2 shows VIPER returns based on both the AMEX market price and the net asset value for a share.

June 30, lifting its target by 25 basis points, the first increase in four years. The yield of the 3-month Treasury bill, a proxy for money market rates, climbed from 0.92% at year-end 2003 to 1.26% on June 30.

As earnings growth fortified corporate balance sheets, corporate bonds became more attractive, enhancing their performance relative to Treasuries. This trend particularly benefited lower-quality bonds; the Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, posted a six-month return of 1.4%, compared with the 0.2% return of the broad market, as measured by the Lehman Aggregate Bond Index.

SMALLER STOCKS WERE THE MARKET’S LEADERS

Small-cap stocks continued to prove their resilience in the first half of 2004, topping the returns of both mid- and large-capitalization issues. Within Vanguard’s three small-cap index funds, most industry sectors saw gains. As is typically true, the return of the Small-Cap Index Fund, which includes stocks of both the growth and value ilk, was roughly midway between the returns for the style-based funds.

Most of the Small-Cap Index Fund’s 7.7% half-year return was earned in the first three months, before the second-quarter slowdown took hold in the market. Leading the target index were several sectors—including “other energy,” health care, producer durables, consumer discretionary, and materials & processing—that provided generous contributions to the overall return. Technology issues, the “hottest” sector of the previous year, turned in the poorest results, plagued by both global competition and a feeling among some investors that tech stocks had gotten too pricey.

In the Small-Cap Growth Index Fund, consumer discretionary issues and “other energy” stocks—largely exploration, production, and service-

Market Barometer                                             Total Returns
                                               Periods Ended June 30, 2004
                                               Six       One          Five
                                            Months      Year        Years*
Stocks
Russell 1000 Index (Large-caps)               3.3%     19.5%         -1.6%
Russell 2000 Index (Small-caps)                6.8      33.4           6.6
Dow Jones Wilshire 5000 Index                  3.9      21.2          -1.0
    (Entire market)
MSCI All Country World Index
    ex USA (International)                     4.1      32.5           1.0
Bonds
Lehman Aggregate Bond Index                   0.2%      0.3%          6.9%
    (Broad taxable market)
Lehman Municipal Bond Index                   -0.7       0.8           5.9
Citigroup 3-Month Treasury Bill Index          0.5       1.0           3.1
CPI
Consumer Price Index                          2.9%      3.3%          2.7%

*Annualized.

related companies—were among the most notable performers. The fund’s strongly performing health care stocks—which accounted for roughly 20% of holdings—made the largest contribution to return, adding nearly 3 percentage points to the overall 7.2% gain. Technology stocks, one of the largest groups in the target index, were the fund’s largest detractor.

Investors’ apparent preference for attractive valuations helped the Small-Cap Value Index Fund to post a better result than its growth-oriented sibling. The fund saw strong contributions from its “other energy,” producer durables, materials & processing, and consumer discretionary holdings, which together accounted for nearly 40% of its assets and provided 5 percentage points of the 8.1% return. Financial services stocks, the largest index sector, suffered subpar results as rising interest rates reined in their returns.

CHOOSE YOUR COURSE AND STICK TO IT

The financial markets can be very difficult to navigate. Indeed, their ups and downs can make the process of reaching your goals seem indirect at best. But, as we have advised investors for years, the most productive response to this uncertainty is to have reasonable expectations and to maintain a balanced portfolio that meets your needs and risk tolerance. Over the long run, a prudent, balanced approach allows you to participate in the markets’ gains while cushioning the effects of the markets’ darker days.

The Small-Cap Index, Small-Cap Value Index, and Small-Cap Growth Index Funds, with their low-cost exposure to smaller companies within the U.S. equity market, can serve as valuable components of your balanced portfolio. We appreciate your ongoing confidence in Vanguard, and thank you for entrusting your hard-earned money to us.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 16, 2004

Your Fund's
Performance at a Glance                            December 31, 2003- June 30, 2004
                                                            Distributions Per Share
                                Starting          Ending         Income     Capital
                             Share Price     Share Price      Dividends       Gains
Small-Cap Index Fund
Investor Shares                   $22.60          $24.33          $0.00       $0.00
Admiral Shares                     22.60           24.35           0.00        0.00
Institutional Shares               22.61           24.36           0.00        0.00
VIPER Shares                      50.65*           50.90           0.00        0.00
Small-Cap Growth Index Fund
Investor Shares                   $13.08          $14.02          $0.00       $0.00
Institutional Shares               13.09           14.05           0.00        0.00
VIPER Shares                      50.77*           49.91           0.00        0.00
Small-Cap Value Index Fund
Investor Shares                   $11.49          $12.42          $0.00       $0.00
Institutional Shares               11.50           12.46           0.00        0.00
VIPER Shares                      50.53*           51.90           0.00        0.00

*Share price at inception, January 26, 2004.

Small-Cap Index Fund VIPER Shares
Premium/Discount: January 26, 2004*-June 30, 2004
                               Closing Price
                             Above or Equal to                Closing Price Below
                        Closing Net Asset Value             Closing Net Asset Value
                             Number   Percentage of        Number     Percentage of
Basis Point Differential**  of Days      Total Days       of Days        Total Days
0-24.9                           33          30.27%            69            63.31%
25-49.9                           0            0.00             6              5.50
50-74.9                           0            0.00             0              0.00
75-100.0                          0            0.00             0              0.00
>100.0                            1            0.92             0              0.00
Total                            34          31.19%            75            68.81%

 *Inception.
**One basis point equals 1/100th of 1%.

Small-Cap Growth Index Fund VIPER Shares
Premium/Discount: January 26, 2004*-June 30, 2004
                              Closing Price
                           Above or Equal to                 Closing Price Below
                        Closing Net Asset Value            Closing Net Asset Value
                             Number    Percentage of        Number    Percentage of
Basis Point Differential**  of Days       Total Days       of Days       Total Days
0-24.9                           31           28.44%            66           60.54%
25-49.9                           0             0.00             8             7.34
50-74.9                           0             0.00             1             0.92
75-100.0                          0             0.00             1             0.92
>100.0                            1             0.92             1             0.92
Total                            32           29.36%            77           70.64%

 *Inception.
**One basis point equals 1/100th of 1%.

Small-Cap Value Index Fund VIPER Shares
Premium/Discount: January 26, 2004*-June 30, 2004
                              Closing Price
                           Above or Equal to                   Closing Price Below
                        Closing Net Asset Value             Closing Net Asset Value
                             Number    Percentage of        Number    Percentage of
Basis Point Differential**  of Days       Total Days       of Days       Total Days
0-24.9                           36           33.03%            64           58.71%
25-49.9                           0             0.00             8             7.34
50-74.9                           0             0.00             1             0.92
75-100.0                          0             0.00             0             0.00
>100.0                            0             0.00             0             0.00
Total                            36           33.03%            73           66.97%

 *Inception.
**One basis point equals 1/100th of 1%.

FUND PROFILES

As of 6/30/2004 These Profiles provide snapshots of each fund’s characteristics, compared where indicated with the fund’s target index and a broad market index. Key terms are defined on page 10.

SMALL-CAP INDEX FUND
Portfolio Characteristics
                                                             Target             Broad
                                              Fund           Index*           Index**
Number of Stocks                             1,751            1,743             5,064
Median Market Cap                            $1.3B            $1.3B            $27.1B
Price/Earnings Ratio                         26.5x            26.4x             22.5x
Price/Book Ratio                              2.3x             2.3x              2.8x
Yield                                                          1.2%              1.6%
    Investor Shares                           1.0%
    Admiral Shares                            1.1%
    Institutional Shares                      1.2%
    VIPER Shares                              1.1%
Return on Equity                             11.5%            11.5%             15.7%
Earnings Growth Rate                          6.8%             6.8%              6.7%
Foreign Holdings                              0.3%             0.3%              0.9%
Turnover Rate                                 19%†               --                --
Expense Ratio                                                    --                --
    Investor Shares                         0.26%†
    Admiral Shares                          0.15%†
    Institutional Shares                    0.08%†
    VIPER Shares                            0.18%†
Short-Term Reserves                             0%               --                --

Volatility Measures                Spliced                                 Broad
                       Fund          Index††    Fund           Index**
R-Squared              1.00             1.00              0.79              1.00
Beta                   1.00             1.00              1.12              1.00

Sector Diversification (% of portfolio)
                                                          Target             Broad
                                           Fund           Index*           Index**
Auto & Transportation                        4%               4%                3%
Consumer Discretionary                       18               18                15
Consumer Staples                              2                2                 7
Financial Services                           23               23                23
Health Care                                  12               12                13
Integrated Oils                               0                0                 4
Other Energy                                  5                5                 3
Materials & Processing                        8                8                 4
Producer Durables                             9                9                 4
Technology                                   13               13                14
Utilities                                     5                5                 6
Other                                         1                1                 4

Ten Largest Holdings (% of total net assets)
Precision Castparts Corp.                                    0.2%
    (metal fabrication)
Peabody Energy Corp.                                          0.2
    (coal mining and processing)
Developers Diversified Realty Corp. REIT                      0.2
    (real estate)
Chesapeake Energy Corp.                                       0.2
    (oil and gas exploration)
PacifiCare Health Systems, Inc.                               0.2
    (health care services)
Cognizant Technology Solutions Corp.                          0.2
    (computer services)
American Tower Corp. Class A                                  0.2
    (cable and satellite services)
Reliant Energy, Inc.                                          0.2
    (electric utilities)
Pentair, Inc.                                                 0.2
    (electrical products)
Boise Cascade Corp.                                           0.2
    (paper product manufacturing)
Top Ten                                                      2.0%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

Market Cap              Small
Style                   Blend

 *MSCI US Small Cap 1750 Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.
††Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

FUND PROFILES (CONTINUED)

SMALL-CAP GROWTH INDEX FUND
Portfolio Characteristics
                                               Target             Broad
                                Fund           Index*           Index**
Number of Stocks                 992              986             5,064
Median Market Cap              $1.3B            $1.3B            $27.1B
Price/Earnings Ratio           39.3x            39.2x             22.5x
Price/Book Ratio                3.3x             3.3x              2.8x
Yield                                            0.2%              1.6%
    Investor Shares             0.0%
    Institutional Shares        0.2%
    VIPER Shares                0.1%
Return on Equity               11.6%            11.6%             15.7%
Earnings Growth Rate           12.3%            12.3%              6.7%
Foreign Holdings                0.4%             0.4%              0.9%
Turnover Rate                   40%†               --                --
Expense Ratio                                      --                --
    Investor Shares           0.26%†
    Institutional Shares      0.08%†
    VIPER Shares              0.22%†
Short-Term Reserves               0%               --                --

Volatility Measures
                                        Spliced                              Broad
                         Fund           Index††              Fund          Index**
R-Squared                1.00              1.00              0.75             1.00
Beta                     1.01              1.00              0.98             1.00

Sector Diversification (% of portfolio)
                                                   Target             Broad
                                    Fund           Index*           Index**
Auto & Transportation                 4%               4%                3%
Consumer Discretionary                23               23                15
Consumer Staples                       2                2                 7
Financial Services                     8                8                23
Health Care                           21               21                13
Integrated Oils                        0                0                 4
Other Energy                           5                5                 3
Materials & Processing                 4                4                 4
Producer Durables                      9                9                 4
Technology                            22               22                14
Utilities                              2                2                 6
Other                                  0                0                 4

Ten Largest Holdings (% of total net assets)
Cognizant Technology Solutions Corp.                               0.5%
    (computer services)
American Tower Corp. Class A                                        0.5
    (cable and satellite services)
DaVita, Inc.                                                        0.4
    (health care services)
Crown Castle International Corp.                                    0.4
    (data network operators)
Andrew Corp.                                                        0.4
    (telecommunications)
Monster Worldwide Inc.                                              0.4
    (online staffing and recruitment services)
Cytyc Corp.                                                         0.4
    (pharmaceuticals)
Getty Images, Inc.                                                  0.4
    (business services)
International Rectifier Corp.                                       0.4
    (electronics)
Ultra Petroleum Corp.                                               0.4
    (oil and gas exploration)
Top Ten                                                            4.2%

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

Market Cap        Small
Style             Growth

 *MSCI US Small Cap Growth Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation units.
††S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

SMALL-CAP VALUE INDEX FUND
Portfolio Characteristics
                                               Target             Broad
                                Fund           Index*           Index**
Number of Stocks                 966              966             5,064
Median Market Cap              $1.4B            $1.4B            $27.1B
Price/Earnings Ratio           20.2x            20.1x             22.5x
Price/Book Ratio                1.8x             1.8x              2.8x
Yield                                            2.2%              1.6%
    Investor Shares             2.0%
    Institutional Shares        2.2%
    VIPER Shares                2.0%
Return on Equity               11.5%            11.5%             15.7%
Earnings Growth Rate            3.3%             3.3%              6.7%
Foreign Holdings                0.2%             0.2%              0.9%
Turnover Rate                   25%†               --                --
Expense Ratio                                      --                --
    Investor Shares           0.26%†
    Institutional Shares      0.08%†
    VIPER Shares              0.22%†
Short-Term Reserves               0%               --                --

Volatility Measures
                                  Spliced                              Broad
                    Fund          Index††              Fund          Index**
R-Squared           1.00             1.00              0.69             1.00
Beta                1.01             1.00              1.01             1.00

Sector Diversification (% of portfolio)
                                            Target             Broad
                             Fund           Index*           Index**
Auto & Transportation          5%               5%                3%
Consumer Discretionary         13               13                15
Consumer Staples                2                2                 7
Financial Services             38               38                23
Health Care                     4                4                13
Integrated Oils                 0                0                 4
Other Energy                    5                5                 3
Materials & Processing         12               12                 4
Producer Durables               8                8                 4
Technology                      4                4                14
Utilities                       8                8                 6
Other                           1                1                 4

Ten Largest Holdings (% of total net assets)
Precision Castparts Corp.                                               0.5%
    (metal fabrication)
Peabody Energy Corp.                                                     0.5
    (coal mining and processing)
Developers Diversified Realty Corp. REIT                                 0.5
    (real estate)
Chesapeake Energy Corp.                                                  0.5
    (oil and gas exploration)
PacifiCare Health Systems, Inc.                                          0.5
    (health care services)
Reliant Energy, Inc.                                                     0.4
    (electric utilities)
Pentair, Inc.                                                            0.4
    (electrical products)
Boise Cascade Corp.                                                      0.4
    (paper product manufacturing)
AmeriCredit Corp.                                                        0.4
    (financial services)
Arrow Electronics, Inc.                                                  0.4
    (electronics)
Top Ten                                                                 4.5%

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

Market Cap        Small
Style             Value

Visit our website at Vanguard.com for regularly updated fund information.

 *MSCI US Small Cap Value Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation units.
††S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-Squared. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

As of 6/30/2004
PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For the performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

SMALL-CAP INDEX FUND
Fiscal-Year Total Returns (%) December 31, 1993-June 30, 2004

            Small-Cap Index Fund Investor Shares            Spiced Small Cap Index*
1994                                        -0.5                               -1.8
1995                                        28.7                               28.4
1996                                        18.1                               16.5
1997                                        24.6                               22.4
1998                                        -2.6                               -2.5
1999                                        23.1                               21.3
2000                                        -2.7                               -3.0
2001                                         3.1                                2.5
2002                                       -20.0                              -20.5
2003                                        45.6                               45.5
2004**                                       7.7                                7.7

 *Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
**Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 63–66 for dividend and capital gains information.

Average Annual Total Returns for Periods Ended June 30, 2004

                                            One    Five          Ten Years
                         Inception Date    Year   Years   Capital    Income   Total
Small-Cap Index Fund
Investor Shares*              10/3/1960  34.38%   6.98%    10.29%     1.33%  11.62%
Admiral Shares               11/13/2000   34.53  7.95**        --        --      --
Institutional Shares           7/7/1997   34.58    7.16    6.49**    1.38**  7.87**
VIPER Shares
Market Price                  1/26/2004  0.35**      --        --        --      --
Net Asset Value               1/26/2004  0.49**      --        --        --      --

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

PERFORMANCE SUMMARIES (CONTINUED)

SMALL-CAP GROWTH INDEX FUND
Fiscal-Year Total Returns (%) May 21, 1998-June 30, 2004

        Small-Cap Growth Index Fund Investor Shares  Spiced Small Cap Growth Index*
1998                                           -4.8                            -5.0
1999                                           19.8                            19.6
2000                                            1.6                             0.6
2001                                           -0.8                            -1.2
2002                                          -15.4                           -15.4
2003                                           42.9                            41.9
2004**                                          7.2                             7.2

 *S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
**Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 67–69 for dividend and capital gains information.

SMALL-CAP VALUE INDEX FUND
Fiscal-Year Total Returns (%) May 21, 1998-June 30, 2004

        Small-Cap Value Index Fund Investor Shares   Spliced Small Cap Value Index*
1998                                         -12.5                            -13.3
1999                                           3.3                                3
2000                                          21.9                             20.9
2001                                          13.7                             13.1
2002                                         -14.2                            -14.5
2003                                          37.2                             35.5
2004**                                         8.1                              8.2

 *S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
**Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 70–72 for dividend and capital gains information.

Average Annual Total Returns for Periods Ended June 30, 2004

                                            One    Five          Ten Years
                         Inception Date    Year   Years   Capital    Income   Total
Small-Cap Growth
Index Fund
Investor Shares*              5/21/1998   33.75%  9.00%     6.52%     0.22%   6.74%
Institutional Shares          5/24/2000    33.99 7.71**        --        --      --
VIPER Shares
Market Price                  1/26/2004  -1.86**     --        --        --      --
Net Asset Value               1/26/2004  -1.69**     --        --        --      --
Small-Cap Value
Index Fund
Investor Shares*              5/21/1998   34.99%  10.89%     6.93%     1.01%  7.94%
Institutional Shares          12/7/1999    35.20 14.13**        --        --     --
VIPER Shares
Market Price                  1/26/2004   2.60**      --        --        --     --
Net Asset Value               1/26/2004   2.71**      --        --        --     --

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Six Months Ended June 30, 2004*
                                       Beginning            Ending         Expenses
                                   Account Value     Account Value      Paid During
Index Fund                            12/31/2003         6/30/2004         Period**
Based on Actual Fund Return
Small-Cap
    Investor Shares                       $1,000            $1,077            $1.34
    Admiral Shares                         1,000             1,077             0.77
    Institutional Shares                   1,000             1,077             0.41
Small-Cap Growth
    Investor Shares                       $1,000            $1,072            $1.34
    Institutional Shares                   1,000             1,073             0.41
Small-Cap Value
    Investor Shares                       $1,000            $1,081            $1.35
    Institutional Shares                   1,000             1,083             0.41
Based on Hypothetical 5% Return
Small-Cap
    Investor Shares                       $1,000            $1,049            $1.32
    Admiral Shares                         1,000             1,049             0.76
    Institutional Shares                   1,000             1,050             0.41
Small-Cap Growth
    Investor Shares                       $1,000            $1,049            $1.32
    Institutional Shares                   1,000             1,050             0.41
Small-Cap Value
    Investor Shares                       $1,000            $1,049            $1.32
    Institutional Shares                   1,000             1,050             0.41

 *The table does not include data for funds or share classes of funds with fewer than six months of history.
**Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

The table to the left illustrates your fund’s costs in two ways:

•Actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•Hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Annualized Expense Ratios:
Your fund compared with its peer group
                                    Fund       Peer-Group
                                 Expense          Expense
Index Fund                         Ratio           Ratio*

Small-Cap
    Investor Shares                0.26%            1.78%
    Admiral Shares                  0.15               --
    Institutional Shares            0.08               --
    VIPER Shares                    0.18               --
Small-Cap Growth
    Investor Shares                 0.26             1.78
    Institutional Shares            0.08               --
    VIPER Shares                    0.22               --
Small-Cap Value
    Investor Shares                 0.26             1.57
    Institutional Shares            0.08               --
    VIPER Shares                    0.22               --

*Peer groups are: for the Small-Cap Index Fund, the Average Small-Cap Core Fund; for the Small-Cap Growth Fund, the Average Small-Cap Growth Fund; for the Small-Cap Value Fund, the Average Small-Cap Value Fund. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2003.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

As of 6/30/2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

                                                                            Market
                                                                            Value^
Small-Cap Index Fund                                Shares                   (000)
COMMON STOCKS (99.9%)(1)
Auto & Transportation (4.5%)
  BorgWarner, Inc.                                 328,336               $  14,371
* Navistar International Corp.                     367,922                  14,261
  J.B. Hunt Transport Services, Inc.               329,947                  12,729
  CNF Inc.                                         294,975                  12,259
  Polaris Industries, Inc.                         254,223                  12,203
  Oshkosh Truck Corp.                              201,586                  11,553
* AMR Corp.                                        940,415                  11,389
* Yellow Roadway Corp.                             254,217                  10,133
  Tidewater Inc.                                   334,689                   9,974
  American Axle & Manufacturing
  Holdings, Inc.                                   261,870                   9,522
* Landstar System, Inc.                            178,640                   9,445
  Cooper Tire & Rubber Co.                         392,968                   9,038
  Visteon Corp.                                    770,450                   8,991
* The Goodyear Tire & Rubber Co.                   929,352                   8,448
  Alexander & Baldwin, Inc.                        224,745                   7,518
  Thor Industries, Inc.                            220,144                   7,366
  ArvinMeritor, Inc.                               368,551                   7,213
  Overseas Shipholding Group Inc.                  150,826                   6,656
  Werner Enterprises, Inc.                         304,282                   6,420
* AirTran Holdings, Inc.                           448,728                   6,345
  OMI Corp.                                        532,127                   6,332
  Winnebago Industries, Inc.                       159,395                   5,942
* EGL, Inc.                                        222,509                   5,919
  Modine Manufacturing Co.                         181,731                   5,788
* Swift Transportation Co., Inc.                   319,804               $   5,740
  USF Corp.                                        162,203                   5,698
* Kansas City Southern                             365,416                   5,664
  Skywest, Inc.                                    324,336                   5,647
  Florida East Coast
  Industries, Inc. Class A                         141,285                   5,461
  Heartland Express, Inc.                          191,329                   5,235
  Overnite Corp.                                   164,065                   4,824
* Delta Air Lines, Inc.                            660,326                   4,702
* Fleetwood Enterprises, Inc.                      315,110                   4,585
* Forward Air Corp.                                121,010                   4,526
* Kirby Corp.                                      115,359                   4,487
* Continental Airlines, Inc. Class B               388,869                   4,421
* Wabash National Corp.                            158,138                   4,357
  Arkansas Best Corp.                              132,055                   4,347
  Monaco Coach Corp.                               153,903                   4,335
  Wabtec Corp.                                     238,025                   4,294
  Superior Industries
  International, Inc.                              126,285                   4,224
* Knight Transportation, Inc.                      143,254                   4,116
* Alaska Air Group, Inc.                           157,236                   3,753
* Northwest Airlines Corp.
  Class A                                          328,863                   3,657
* Offshore Logistics, Inc.                         126,079                   3,545
* Pacer International, Inc.                        185,939                   3,440
* Genesee & Wyoming Inc.
  Class A                                          139,628                   3,309

                                                                             Market
                                                                             Value^
Small-Cap Index Fund                                 Shares                   (000)
* Tenneco Automotive, Inc.                          243,385               $   3,220
* Hayes Lemmerz International, Inc.                 210,768                   3,183
* General Maritime Corp.                            109,605                   3,008
* Old Dominion Freight Line, Inc.                    99,950                   2,947
* TBC Corp.                                         122,190                   2,908
  Bandag, Inc.                                       62,691                   2,792
* RailAmerica, Inc.                                 185,734                   2,712
* Aviall Inc.                                       141,188                   2,684
* Keystone Automotive
  Industries, Inc.                                   89,256                   2,489
* Frontier Airlines, Inc.                           209,695                   2,281
  Arctic Cat, Inc.                                   79,444                   2,187
  Sea Containers Ltd. Class A                       121,327                   2,127
* ExpressJet Holdings, Inc.                         174,522                   2,119
* America West Holdings Corp.
  Class B                                           205,056                   1,862
* Mesa Air Group Inc.                               187,134                   1,514
* Strattec Security Corp.                            22,109                   1,513
* Gulfmark Offshore, Inc.                            89,013                   1,405
* Atlantic Coast Airlines
  Holdings Inc.                                     238,301                   1,368
* Stoneridge, Inc.                                   80,207                   1,364
  Coachmen Industries, Inc.                          82,990                   1,327
* Tower Automotive, Inc.                            335,694                   1,222
* Aftermarket Technology Corp.                       72,356                   1,194
* Dura Automotive Systems, Inc.                      98,748                     904
* Covenant Transport, Inc.                           51,014                     872
* Collins & Aikman Corp.                            146,545                     819
* P.A.M. Transportation
  Services, Inc.                                     40,666                     777
  Bandag, Inc. Class A                                4,588                     191
                                                                            375,171
Consumer Discretionary (18.1%)
* Monster Worldwide Inc.                            648,528                  16,680
* Getty Images, Inc.                                273,041                  16,382
* Service Corp. International                     1,789,329                  13,187
* O'Reilly Automotive, Inc.                         290,032                  13,109
  The Corporate Executive
  Board Co.                                         219,815                  12,703
* Activision, Inc.                                  797,049                  12,673
  Station Casinos, Inc.                             259,590                  12,564
* Education Management Corp.                        365,178                  12,000
* Barnes & Noble, Inc.                              341,755                  11,613
* AnnTaylor Stores Corp.                            399,696                  11,583
  Snap-On Inc.                                      343,668                  11,530
* Copart, Inc.                                      421,065                  11,242
  Applebee's International, Inc.                    481,910                  11,094
  Regis Corp.                                       248,525                  11,082
* Timberland Co.                                    170,852                  11,035
  The Neiman Marcus Group, Inc.
  Class A                                           197,498                  10,991
  The Brink's Co.                                   320,098                  10,963
  Borders Group, Inc.                               461,401               $  10,815
  Claire's Stores, Inc.                             493,576                  10,711
  Ruby Tuesday, Inc.                                388,996                  10,678
* Ask Jeeves, Inc.                                  265,526                  10,363
* BJ's Wholesale Club, Inc.                         411,822                  10,296
* ITT Educational Services, Inc.                    269,578                  10,249
  Lee Enterprises, Inc.                             212,079                  10,182
* Marvel Enterprises Inc.                           513,394                  10,021
  The Toro Co.                                      142,583                   9,991
  IKON Office Solutions, Inc.                       870,792                   9,988
* Big Lots Inc.                                     689,418                   9,969
* Earthlink, Inc.                                   931,175                   9,638
* DeVry, Inc.                                       351,225                   9,631
  SCP Pool Corp.                                    209,290                   9,418
* Valassis Communications, Inc.                     306,780                   9,348
  Reader's Digest Association, Inc.                 582,236                   9,310
* PETCO Animal Supplies, Inc.                       287,820                   9,271
* Urban Outfitters, Inc.                            151,899                   9,252
  Pier 1 Imports Inc.                               521,701                   9,229
* Wynn Resorts Ltd.                                 237,008                   9,156
* American Eagle Outfitters, Inc.                   314,280                   9,086
  CBRL Group, Inc.                                  292,680                   9,029
* Pacific Sunwear of
  California, Inc.                                  461,109                   9,024
  Strayer Education, Inc.                            79,437                   8,863
  Dillard's Inc.                                    397,003                   8,853
* Laureate Education Inc.                           231,098                   8,837
  Harte-Hanks, Inc.                                 360,054                   8,789
* The Yankee Candle Co., Inc.                       293,125                   8,574
* American Greetings Corp.
  Class A                                           367,954                   8,529
* Zale Corp.                                        312,336                   8,514
  The Pep Boys
  (Manny, Moe & Jack)                               319,822                   8,107
* Tommy Hilfiger Corp.                              535,233                   8,104
* Take-Two Interactive
  Software, Inc.                                    263,437                   8,072
* R.H. Donnelley Corp.                              183,240                   8,015
* United Stationers, Inc.                           200,048                   7,946
* Sonic Corp.                                       349,197                   7,944
  Furniture Brands
  International Inc.                                316,684                   7,933
  Media General, Inc. Class A                       122,535                   7,869
* Fossil, Inc.                                      288,768                   7,869
  MSC Industrial Direct Co., Inc.
  Class A                                           239,134                   7,853
* Quiksilver, Inc.                                  327,675                   7,802
* Linens `n Things, Inc.                            266,034                   7,797
* Corrections Corp. of
  America REIT                                      196,379                   7,755
* Kroll Inc.                                        208,678                   7,696
* Waste Connections, Inc.                           255,722                   7,585

                                                                            Market
                                                                            Value^
                                                    Shares                   (000)
* Tractor Supply Co.                               180,103               $   7,532
  Ethan Allen Interiors, Inc.                      208,929                   7,503
* MPS Group, Inc.                                  607,914                   7,368
  John Wiley & Sons Class A                        224,190                   7,174
* CNET Networks, Inc.                              632,525                   7,002
  Kellwood Co.                                     159,932                   6,965
* Gaylord Entertainment Co.                        221,775                   6,962
  Blyth, Inc.                                      201,231                   6,940
  Banta Corp.                                      152,686                   6,781
* Aeropostale, Inc.                                249,166                   6,705
* Arbitron Inc.                                    182,098                   6,650
* CEC Entertainment Inc.                           224,377                   6,621
* Charter Communications, Inc.                   1,654,794                   6,487
  Nu Skin Enterprises, Inc.                        252,217                   6,386
* Jack in the Box Inc.                             214,752                   6,378
* Scientific Games Corp.                           331,619                   6,347
  Grey Global Group Inc.                             6,422                   6,326
  Matthews International Corp.                     189,998                   6,259
* Penn National Gaming, Inc.                       188,139                   6,246
* Emmis Communications, Inc.                       296,020                   6,211
* Krispy Kreme Doughnuts, Inc.                     324,626                   6,197
  Wolverine World Wide, Inc.                       231,948                   6,089
  Hollinger International, Inc.                    359,956                   6,044
  Tupperware Corp.                                 310,230                   6,028
* Panera Bread Co.                                 167,959                   6,026
* United Natural Foods, Inc.                       208,014                   6,014
* Scholastic Corp.                                 200,244                   5,997
* Payless ShoeSource, Inc.                         401,824                   5,991
  Boyd Gaming Corp.                                225,427                   5,990
* DoubleClick Inc.                                 768,729                   5,973
* Sirva Inc.                                       258,722                   5,951
* Charming Shoppes, Inc.                           665,818                   5,946
* P.F. Chang's China Bistro, Inc.                  143,606                   5,909
* Gemstar-TV Guide
  International, Inc.                            1,230,176                   5,905
  Talbots Inc.                                     150,585                   5,895
* Argosy Gaming Co.                                155,889                   5,862
  ADVO, Inc.                                       177,861                   5,855
* Helen of Troy Ltd.                               158,023                   5,826
* Hot Topic, Inc.                                  281,712                   5,772
* Navigant Consulting, Inc.                        268,221                   5,751
* The Warnaco Group, Inc.                          269,149                   5,725
  Bob Evans Farms, Inc.                            208,240                   5,702
* InfoSpace, Inc.                                  149,477                   5,686
* Aztar Corp.                                      201,692                   5,647
  Choice Hotel International, Inc.                 111,380                   5,587
  La-Z-Boy Inc.                                    309,382                   5,563
* Jarden Corp.                                     151,893                   5,467
* NetFlix.com, Inc.                                151,482                   5,446
* Dick's Sporting Goods, Inc.                      162,729                   5,427
* United Online, Inc.                              302,375                   5,325
* Shuffle Master, Inc.                             146,180                   5,308
* Tetra Tech, Inc.                                 321,703               $   5,250
* ValueClick, Inc.                                 436,806                   5,233
* Men's Wearhouse, Inc.                            196,703                   5,191
* Catalina Marketing Corp.                         283,004                   5,176
* THQ Inc.                                         224,910                   5,150
* Guitar Center, Inc.                              114,393                   5,087
  Watson Wyatt & Co. Holdings                      190,299                   5,071
* Cumulus Media Inc.                               301,573                   5,069
* Insight Enterprises, Inc.                        284,323                   5,050
* Resources Connection, Inc.                       127,350                   4,981
* Rare Hospitality
  International Inc.                               198,775                   4,949
  Aaron Rents, Inc. Class B                        145,316                   4,816
  Liberty Corp.                                    101,831                   4,781
  ABM Industries Inc.                              243,436                   4,740
* Stewart Enterprises, Inc.
  Class A                                          580,706                   4,727
* CSK Auto Corp.                                   273,068                   4,680
* Alliance Gaming Corp.                            272,325                   4,673
  G & K Services, Inc. Class A                     114,707                   4,610
  Callaway Golf Co.                                400,615                   4,543
* Tuesday Morning Corp.                            156,474                   4,538
* Global Imaging Systems, Inc.                     123,308                   4,520
* Select Comfort Corp.                             159,072                   4,518
* Hollywood Entertainment Corp.                    333,995                   4,462
* Journal Register Co.                             221,924                   4,438
* CoStar Group, Inc.                                96,142                   4,416
* Korn/Ferry International                         224,291                   4,345
  Fred's, Inc.                                     195,254                   4,313
  IHOP Corp.                                       120,374                   4,305
* The Sports Authority, Inc.                       117,838                   4,230
* Bright Horizons Family
  Solutions, Inc.                                   77,859                   4,174
* Cost Plus, Inc.                                  128,139                   4,158
  Landry's Restaurants, Inc.                       138,837                   4,150
* CMGI Inc.                                      2,126,223                   4,146
* FTI Consulting, Inc.                             250,095                   4,127
  Brown Shoe Co., Inc.                             100,684                   4,121
* MAXIMUS, Inc.                                    115,710                   4,103
* Dollar Thrifty
  Automotive Group, Inc.                           148,420                   4,073
* School Specialty, Inc.                           111,907                   4,063
* Six Flags, Inc.                                  544,241                   3,951
  Gevity HR, Inc.                                  150,779                   3,949
  Christopher & Banks Corp.                        222,613                   3,942
* Ryan's Restaurant Group, Inc.                    249,070                   3,935
* Multimedia Games Inc.                            146,556                   3,931
* 99 Cents Only Stores                             255,756                   3,900
* K2 Inc.                                          244,481                   3,838
  Sonic Automotive, Inc.                           171,333                   3,795
  United Auto Group, Inc.                          123,031                   3,771
* Group 1 Automotive, Inc.                         113,191                   3,759

                                                                            Market
                                                                            Value^
Small-Cap Index Fund                                Shares                   (000)
* Hibbett Sporting Goods, Inc.                     137,405               $   3,758
* WMS Industries, Inc.                             123,210                   3,672
* Central Garden and Pet Co.                       102,247                   3,657
* ProQuest Co.                                     133,573                   3,640
* Stage Stores, Inc.                                96,165                   3,622
* West Corp.                                       138,376                   3,619
* CKE Restaurants Inc.                             270,858                   3,611
  Gray Television, Inc.                            259,506                   3,605
* Spherion Corp.                                   353,338                   3,583
* Priceline.com, Inc.                              132,950                   3,580
* Universal Technical Institute Inc.                89,467                   3,577
* Labor Ready, Inc.                                229,885                   3,563
  Oxford Industries, Inc.                           81,449                   3,548
* Finish Line, Inc.                                115,805                   3,494
  The Nautilus Group, Inc.                         172,988                   3,375
* Too Inc.                                         201,723                   3,369
* Lin TV Corp.                                     156,304                   3,314
  Kelly Services, Inc. Class A                     110,637                   3,297
  Handleman Co.                                    140,022                   3,243
* Heidrick & Struggles
  International, Inc.                              107,765                   3,198
* Jo-Ann Stores, Inc.                              108,776                   3,198
  K-Swiss, Inc.                                    157,399                   3,181
* Elizabeth Arden, Inc.                            150,379                   3,164
* Consolidated Graphics, Inc.                       71,337                   3,142
* RC2 Corp.                                         87,265                   3,098
* JAKKS Pacific, Inc.                              147,261                   3,062
  Lone Star Steakhouse
  & Saloon, Inc.                                   111,755                   3,039
* Genesco, Inc.                                    127,603                   3,015
  Movie Gallery, Inc.                              153,456                   3,000
  The Neiman Marcus Group, Inc.
  Class B                                           57,801                   2,999
* The Advisory Board Co.                            83,413                   2,970
  Speedway Motorsports, Inc.                        88,614                   2,963
* Big 5 Sporting Goods Corp.                       113,113                   2,962
  World Fuel Services Corp.                         65,171                   2,938
  Phillips-Van Heusen Corp.                        152,437                   2,934
  Journal Communications, Inc.                     153,898                   2,898
  Bowne & Co., Inc.                                182,200                   2,888
  Chemed Corp.                                      58,320                   2,829
* Steak n Shake Co.                                152,888                   2,786
  Rollins, Inc.                                    121,021                   2,785
* Boca Resorts, Inc. Class A                       140,348                   2,782
  Sinclair Broadcast Group, Inc.                   270,587                   2,779
* AMC Entertainment, Inc.                          179,276                   2,756
* J. Jill Group, Inc.                              116,753                   2,754
  Russell Corp.                                    153,269                   2,753
* Overstock.com, Inc.                               69,557                   2,718
* The Gymboree Corp.                               175,786                   2,700
* Prime Hospitality Corp.                          251,540                   2,671
* aQuantive, Inc.                                  268,396               $   2,652
  Cato Corp. Class A                               117,817                   2,645
* Coinstar, Inc.                                   119,774                   2,631
* SOURCECORP, Inc.                                  95,430                   2,626
  CDI Corp.                                         74,869                   2,590
* Leapfrog Enterprises, Inc.                       130,131                   2,588
* Stein Mart, Inc.                                 159,075                   2,587
  The Stride Rite Corp.                            231,771                   2,556
* Midway Games Inc.                                217,660                   2,507
* Insight Communications Co., Inc.                 268,239                   2,484
* Coldwater Creek Inc.                              92,192                   2,440
* ShopKo Stores, Inc.                              171,453                   2,424
  Ameristar Casinos, Inc.                           71,335                   2,395
  Burlington Coat Factory
  Warehouse Corp.                                  118,395                   2,285
* Sharper Image Corp.                               72,150                   2,265
* Cross Country Healthcare, Inc.                   121,527                   2,206
  The Topps Co., Inc.                              225,649                   2,189
* A.C. Moore Arts & Crafts, Inc.                    79,510                   2,187
  Central Parking Corp.                            116,882                   2,185
  Lithia Motors, Inc.                               87,149                   2,160
* Spanish Broadcasting
  System, Inc.                                     231,952                   2,159
* Papa John's International, Inc.                   72,998                   2,156
* The Dress Barn, Inc.                             125,737                   2,153
  American Woodmark Corp.                           35,789                   2,142
* Entravision
  Communications Corp.                             278,671                   2,140
* Teletech Holdings Inc.                           243,625                   2,137
* O'Charley's Inc.                                 124,020                   2,132
  Startek, Inc.                                     59,513                   2,131
* West Marine, Inc.                                 78,769                   2,115
  Libbey, Inc.                                      76,179                   2,115
* Electronics Boutique
  Holdings Corp.                                    80,043                   2,108
  The Marcus Corp.                                 120,964                   2,087
* MarineMax, Inc.                                   72,649                   2,084
  Orient-Express Hotel Ltd.                        122,189                   2,070
  Oakley, Inc.                                     159,113                   2,059
* California Pizza Kitchen, Inc.                   106,203                   2,035
* infoUSA Inc.                                     199,805                   2,026
* Charlotte Russe Holding Inc.                      94,588                   2,022
* Gartner, Inc. Class B                            155,990                   2,011
* Information Holdings Inc.                         73,345                   2,007
* Harris Interactive Inc.                          297,748                   2,001
* Salem Communications Corp.                        71,585                   1,942
  Pulitzer, Inc.                                    39,394                   1,926
  Kenneth Cole Productions, Inc.                    55,820                   1,913
* Pegasus Solutions Inc.                           143,287                   1,881
* The Children's Place
  Retail Stores, Inc.                               79,370                   1,867

                                                                             Market
                                                                             Value^
                                                     Shares                   (000)
* TiVo Inc.                                         261,474               $   1,854
* Autobytel Inc.                                    202,782                   1,841
* Steiner Leisure Ltd.                               82,105                   1,806
* 4Kids Entertainment Inc.                           75,499                   1,806
* Red Robin Gourmet Burgers                          65,608                   1,796
* USANA Health Sciences, Inc.                        56,624                   1,760
  Movado Group, Inc.                                101,956                   1,759
* Revlon, Inc. Class A                              595,429                   1,757
* GameStop Corp.                                    113,747                   1,731
  Haverty Furniture Cos., Inc.                       98,805                   1,727
* Central European
  Distribution Corp.                                 66,460                   1,722
* Cole National Corp. Class A                        73,704                   1,721
* MemberWorks, Inc.                                  57,420                   1,701
  Triarc Cos., Inc. Class B                         167,203                   1,700
* PRIMEDIA Inc.                                     607,317                   1,688
* Wireless Facilities, Inc.                         170,511                   1,676
* ValueVision Media, Inc.                           126,848                   1,652
* Fisher Communications, Inc.                        32,714                   1,646
* Pre-Paid Legal Services, Inc.                      68,941                   1,643
* Vail Resorts Inc.                                  85,605                   1,640
* MTR Gaming Group Inc.                             148,932                   1,631
* FreeMarkets, Inc.                                 249,391                   1,626
  CSS Industries, Inc.                               45,690                   1,601
* Hudson Highland Group, Inc.                        52,058                   1,596
  Churchill Downs, Inc.                              38,773                   1,578
* Brightpoint, Inc.                                 114,724                   1,577
* Forrester Research, Inc.                           84,153                   1,569
* Skechers U.S.A., Inc.                             120,434                   1,566
* Wesco International, Inc.                          84,945                   1,563
* Exult Inc.                                        290,440                   1,563
  Courier Corp.                                      37,274                   1,556
* Volt Information Sciences Inc.                     49,072                   1,546
* Playtex Products, Inc.                            196,941                   1,540
  UniFirst Corp.                                     52,718                   1,534
* Century Business Services, Inc.                   349,392                   1,523
  Sturm, Ruger & Co., Inc.                          125,791                   1,523
* Steven Madden, Ltd.                                74,668                   1,491
  Action Performance Cos., Inc.                      97,572                   1,470
* Navigant International, Inc.                       81,556                   1,451
* Carter's, Inc.                                     49,038                   1,427
* Playboy Enterprises, Inc. Class B                 122,077                   1,417
  Hancock Fabrics, Inc.                             111,082                   1,416
* Clark, Inc.                                        75,845                   1,407
* AMN Healthcare Services, Inc.                      91,762                   1,403
  The Buckle, Inc.                                   49,650                   1,403
* Isle of Capri Casinos, Inc.                        79,528                   1,388
* Saga Communications, Inc.                          75,410                   1,376
* Regent Communications, Inc.                       220,377                   1,364
* Young Broadcasting Inc.                           103,554                   1,362
  Russ Berrie and Co., Inc.                          67,750                   1,316
  Blair Corp.                                        45,439               $   1,313
  Angelica Corp.                                     52,046                   1,307
* Alloy, Inc.                                       210,856                   1,297
  Oshkosh B' Gosh, Inc. Class A                      51,351                   1,282
* Bombay Co.                                        208,406                   1,278
* 1-800-FLOWERS.COM, Inc.                           154,921                   1,261
  Renaissance Learning, Inc.                         54,529                   1,223
  Lawson Products, Inc.                              31,217                   1,191
  World Wrestling
  Entertainment, Inc.                                92,861                   1,184
  National Presto Industries, Inc.                   28,289                   1,166
  Advanced Marketing Services                        89,382                   1,154
* Asbury Automotive Group, Inc.                      76,883                   1,153
* NetRatings, Inc.                                   69,639                   1,134
* Geo Group Inc.                                     54,430                   1,110
  Stamps.com Inc.                                   106,710                   1,087
* Party City Corp.                                   72,529                     906
* bebe stores, inc.                                  45,234                     905
* Bally Total Fitness
  Holding Corp.                                     178,764                     894
* Del Laboratories, Inc.                             28,721                     891
  Triarc Cos., Inc. Class A                          83,755                     865
* Neoforma, Inc.                                     70,517                     856
* Guess ?, Inc.                                      51,478                     829
* Learning Tree International, Inc.                  56,600                     821
* Orbitz, Inc.                                       37,427                     809
* Drugstore.com, Inc.                               229,430                     801
* Paxson Communications Corp.                       242,777                     789
* The Wet Seal, Inc. Class A                        149,388                     781
* Restoration Hardware, Inc.                        105,196                     769
* GSI Commerce, Inc.                                 71,517                     689
  Dover Downs Gaming &
  Entertainment, Inc.                                61,210                     689
  Deb Shops, Inc.                                    28,527                     686
* Martha Stewart Living
  Omnimedia, Inc.                                    76,228                     686
* Tweeter Home Entertainment
  Group, Inc.                                       120,275                     649
* PC Connection, Inc.                                95,412                     628
* Beasley Broadcast Group, Inc.                      40,335                     603
* Kirkland's, Inc.                                   50,317                     600
* Shoe Carnival, Inc.                                37,366                     561
* 1-800 CONTACTS, Inc.                               35,113                     521
* Atari, Inc.                                       211,901                     511
* Medical Staffing Network
  Holdings, Inc.                                     70,204                     452
* The Boyds Collection, Ltd.                        120,557                     400
  Timco Aviation Services, Inc.
  8.00%, 1/2/2007 Cvt.                               12,678                       1
                                                                          1,513,138

                                                                             Market
                                                                             Value^
Small-Cap Index Fund                                 Shares                   (000)
Consumer Staples (1.7%)
* Rite Aid Corp.                                  3,047,305               $  15,907
  Church & Dwight, Inc.                             241,899                  11,074
* NBTY, Inc.                                        314,514                   9,244
  Universal Corp. (VA)                              148,550                   7,567
* Performance Food Group Co.                        271,903                   7,216
* Ralcorp Holdings, Inc.                            171,995                   6,054
  Flowers Foods, Inc.                               225,291                   5,891
  Sensient Technologies Corp.                       262,183                   5,632
* Chiquita Brands
  International, Inc.                               238,520                   4,990
  Casey's General Stores, Inc.                      264,981                   4,849
  Ruddick Corp.                                     204,300                   4,587
* 7-Eleven, Inc.                                    230,860                   4,121
  Longs Drug Stores, Inc.                           166,264                   3,969
  Tootsie Roll Industries, Inc.                     120,111                   3,904
  Winn-Dixie Stores, Inc.                           500,208                   3,601
* Hain Celestial Group, Inc.                        178,207                   3,226
  American Italian Pasta Co.                        105,696                   3,222
  Interstate Bakeries Corp.                         264,664                   2,872
  Pilgrim's Pride Corp.                              97,788                   2,830
  Sanderson Farms, Inc.                              52,474                   2,814
  Schweitzer-Mauduit
  International, Inc.                                88,425                   2,708
* Robert Mondavi Corp. Class A                       60,632                   2,245
* Duane Reade Inc.                                  135,938                   2,220
* Wild Oats Markets Inc.                            141,631                   1,993
  Weis Markets, Inc.                                 55,731                   1,953
* Peet's Coffee & Tea Inc.                           73,327                   1,832
  Lance, Inc.                                       113,232                   1,744
* J & J Snack Foods Corp.                            39,347                   1,607
  Dimon Inc.                                        264,493                   1,513
  Vector Group Ltd.                                  92,280                   1,453
  Coca-Cola Bottling Co.                             23,300                   1,349
  Standard Commercial
  Tobacco Co.                                        59,480                   1,074
  Riviana Foods, Inc.                                37,993                     994
* Boston Beer Co., Inc. Class A                      47,344                     954
* The Great Atlantic &
  Pacific Tea Co., Inc.                             102,301                     784
  Ingles Markets, Inc.                               61,018                     682
  Arden Group Inc. Class A                            7,127                     639
                                                                            139,314
Financial Services (23.0%)
  Developers Diversified
  Realty Corp. REIT                                 570,134                  20,166
* AmeriCredit Corp.                                 926,480                  18,094
* Conseco, Inc.                                     850,057                  16,916
  Chelsea Property Group REIT                       257,913                  16,821
  The Macerich Co. REIT                             347,364                  16,628
  Ryder System, Inc.                                382,665                  15,333
  Catellus Development Corp. REIT                   607,435      $           14,973
  United Dominion
  Realty Trust REIT                                 750,720                  14,849
  Certegy, Inc.                                     379,590                  14,728
  Webster Financial Corp.                           312,519                  14,695
  Mack-Cali Realty Corp. REIT                       354,317                  14,662
  Mills Corp. REIT                                  297,349                  13,886
  Rayonier Inc. REIT                                291,406                  12,953
  Colonial BancGroup, Inc.                          712,365                  12,944
  Federal Realty Investment
  Trust REIT                                        303,885                  12,639
  FirstMerit Corp.                                  474,087                  12,502
  American Capital Strategies, Ltd.                 446,079                  12,499
  Cullen/Frost Bankers, Inc.                        275,080                  12,310
  Sky Financial Group, Inc.                         494,161                  12,221
  HCC Insurance Holdings, Inc.                      360,670                  12,050
  Thornburg Mortgage, Inc. REIT                     445,817                  12,015
  Annaly Mortgage
  Management Inc. REIT                              693,965                  11,770
  StanCorp Financial Group, Inc.                    172,980                  11,590
  Ventas, Inc. REIT                                 493,308                  11,519
  IndyMac Bancorp, Inc. REIT                        359,742                  11,368
  Arden Realty Group, Inc. REIT                     384,652                  11,313
  Washington Federal Inc.                           460,874                  11,061
  Pan Pacific Retail
  Properties, Inc. REIT                             214,024                  10,812
  Camden Property Trust REIT                        234,423                  10,737
  Reckson Associates
  Realty Corp. REIT                                 388,482                  10,668
  Waddell & Reed Financial, Inc.                    480,386                  10,621
  SL Green Realty Corp. REIT                        225,507                  10,554
* Allmerica Financial Corp.                         312,199                  10,552
  CenterPoint Properties
  Corp. REIT                                        136,836                  10,502
  HRPT Properties Trust REIT                      1,046,170                  10,472
  First American Corp.                              398,794                  10,325
  BRE Properties Inc. Class A REIT                  295,606                  10,272
  Whitney Holdings Corp.                            227,608                  10,167
  UCBH Holdings, Inc.                               252,756                   9,989
* BISYS Group, Inc.                                 710,127                   9,984
  The South Financial Group, Inc.                   350,790                   9,941
* Alliance Data Systems Corp.                       235,029                   9,930
  Westamerica Bancorporation                        187,918                   9,856
  Hudson United Bancorp                             264,248                   9,851
  Health Care Inc. REIT                             301,622                   9,803
  Realty Income Corp. REIT                          233,773                   9,755
  Old National Bancorp                              390,278                   9,691
  AmerUs Group Co.                                  232,109                   9,609
* Affiliated Managers Group, Inc.                   188,973                   9,519
  Healthcare Realty Trust Inc. REIT                 253,455                   9,499
  CarrAmerica Realty Corp. REIT                     312,493                   9,447

                                                                            Market
                                                                            Value^
                                                    Shares                   (000)
  CBL & Associates
  Properties, Inc. REIT                            169,710               $   9,334
  BancorpSouth, Inc.                               411,764                   9,277
* The MONY Group Inc.                              295,514                   9,250
  American Financial
  Realty Trust REIT                                638,010                   9,117
  East West Bancorp, Inc.                          295,660                   9,077
  Shurgard Storage
  Centers, Inc. Class A REIT                       242,405                   9,066
  Greater Bay Bancorp                              311,582                   9,005
  Crescent Real Estate, Inc. REIT                  557,474                   8,986
  First Industrial Realty Trust REIT               240,173                   8,858
  Jefferies Group, Inc.                            285,201                   8,818
  Trizec Properties, Inc. REIT                     536,017                   8,716
  First Midwest Bancorp, Inc.                      247,189                   8,704
  First BanCorp Puerto Rico                        212,212                   8,648
  Raymond James Financial, Inc.                    322,427                   8,528
  Impac Mortgage
  Holdings, Inc. REIT                              378,590                   8,526
  International Bancshares Corp.                   209,509                   8,496
  Jack Henry & Associates Inc.                     422,255                   8,487
  Trustmark Corp.                                  291,590                   8,433
* Alleghany Corp.                                   29,320                   8,415
  IPC Holdings Ltd.                                227,257                   8,393
  New Century Financial Corp.                      178,684                   8,366
* La Quinta Corp. REIT                             995,321                   8,361
  Prentiss Properties Trust REIT                   248,428                   8,327
  Park National Corp.                               65,033                   8,305
  Essex Property Trust, Inc. REIT                  121,469                   8,302
* Silicon Valley Bancshares                        207,153                   8,214
  Reinsurance Group of
  America, Inc.                                    201,447                   8,189
  Global Payments Inc.                             178,865                   8,053
  Cathay General Bancorp                           117,469                   7,835
  Chittenden Corp.                                 216,967                   7,626
  Southwest Bancorporation
  of Texas, Inc.                                   171,816                   7,581
  W Holding Co., Inc.                              439,531                   7,547
* Kronos, Inc.                                     182,288                   7,510
  Home Properties, Inc. REIT                       191,789                   7,476
  Highwood Properties, Inc. REIT                   315,398                   7,412
  Nationwide Health
  Properties, Inc. REIT                            391,759                   7,404
  Platinum Underwriters
  Holdings, Ltd.                                   241,906                   7,361
  Brandywine Realty Trust REIT                     269,503                   7,328
  Washington REIT                                  245,253                   7,206
  Pacific Capital Bancorp                          254,628                   7,163
  Cousins Properties, Inc. REIT                    216,902                   7,147
  United Bankshares, Inc.                          218,820                   7,112
  Delphi Financial Group, Inc.                     159,758                   7,109
  Texas Regional Bancshares, Inc.                  154,776               $   7,106
  MAF Bancorp, Inc.                                166,221                   7,094
* United Rentals, Inc.                             388,202                   6,945
* Ohio Casualty Corp.                              343,197                   6,909
  Pennsylvania REIT                                200,792                   6,877
  Susquehanna Bancshares, Inc.                     271,940                   6,842
  People's Bank                                    219,085                   6,824
  Taubman Co. REIT                                 297,953                   6,820
  Citizens Banking Corp.                           217,259                   6,746
  Fremont General Corp.                            381,452                   6,733
  GATX Corp.                                       246,927                   6,716
* Arch Capital Group Ltd.                          167,105                   6,664
  Community First
  Bankshares, Inc.                                 206,989                   6,663
  American Financial Group, Inc.                   216,437                   6,616
  Downey Financial Corp.                           123,696                   6,587
  Commercial Federal Corp.                         241,818                   6,553
  Commerce Group, Inc.                             132,251                   6,529
  The Phoenix Cos., Inc.                           529,910                   6,491
  Alexandria Real Estate
  Equities, Inc. REIT                              114,322                   6,491
  Post Properties, Inc. REIT                       217,243                   6,333
  Newcastle Investment
  Corp. REIT                                       211,143                   6,324
* Philadelphia Consolidated
  Holding Corp.                                    104,121                   6,255
  Capital Automotive REIT                          212,833                   6,242
  Westcorp, Inc.                                   137,018                   6,227
* Knight Trading Group, Inc.                       620,396                   6,216
  Maguire Properties, Inc. REIT                    250,918                   6,215
  Redwood Trust, Inc. REIT                         111,425                   6,204
  FactSet Research Systems Inc.                    129,917                   6,141
  Hilb, Rogal and Hamilton Co.                     169,109                   6,034
  Gables Residential Trust REIT                    170,903                   5,807
  Selective Insurance Group                        144,562                   5,765
  Colonial Properties Trust REIT                   149,454                   5,758
  Wintrust Financial Corp.                         113,430                   5,729
  Kilroy Realty Corp. REIT                         167,462                   5,710
* The First Marblehead Corp.                       140,657                   5,663
  Provident Bankshares Corp.                       194,103                   5,598
  Seacoast Financial
  Services Corp.                                   161,193                   5,577
* ProAssurance Corp.                               163,487                   5,577
  F.N.B. Corp.                                     273,137                   5,572
  Lexington Corporate
  Properties Trust REIT                            277,472                   5,524
  American Home Mortgage
  Investment Corp. REIT                            212,153                   5,501
  R & G Financial Corp. Class B                    165,813                   5,482
  TrustCo Bank NY                                  413,479                   5,417
  Senior Housing Properties
  Trust REIT                                       317,395                   5,329

                                                                             Market
                                                                             Value^
Small-Cap Index Fund                                 Shares                   (000)
  First National Bankshares
  of Florida                                        280,582               $   5,317
  Endurance Specialty Holdings Ltd.                 151,111                   5,259
  Novastar Financial, Inc. REIT                     138,619                   5,262
* Piper Jaffray Cos., Inc.                          113,652                   5,140
* Jones Lang Lasalle Inc.                           188,476                   5,108
  Brookline Bancorp, Inc.                           346,283                   5,080
  First Niagara Financial
  Group, Inc.                                       420,459                   5,046
  BankAtlantic Bancorp, Inc.
  Class A                                           272,412                   5,026
  Provident Financial Services Inc.                 284,094                   4,986
  Republic Bancorp, Inc.                            357,840                   4,974
  Commercial Net Lease
  Realty REIT                                       285,013                   4,902
  Waypoint Financial Corp.                          177,248                   4,890
* eFunds Corp.                                      278,472                   4,873
  NDCHealth Corp.                                   209,831                   4,868
  John H. Harland Co.                               163,959                   4,812
  Bank Mutual Corp.                                 440,663                   4,803
  Summit Properties, Inc. REIT                      185,698                   4,761
  MB Financial, Inc.                                127,828                   4,705
  Corporate Office Properties
  Trust, Inc. REIT                                  188,269                   4,678
  CVB Financial Corp.                               214,665                   4,675
  Entertainment Properties
  Trust REIT                                        129,730                   4,637
  R.L.I. Corp.                                      126,509                   4,618
  Glimcher Realty Trust REIT                        206,574                   4,569
* UICI                                              190,760                   4,542
  First Commonwealth
  Financial Corp.                                   349,388                   4,532
* NCO Group, Inc.                                   165,453                   4,416
  Horace Mann Educators Corp.                       251,628                   4,398
* Commercial Capital Bancorp, Inc.                  249,066                   4,326
  S & T Bancorp, Inc.                               134,324                   4,296
  Mid-America Apartment
  Communities, Inc. REIT                            112,848                   4,276
* BankUnited Financial Corp.                        164,345                   4,240
  Chemical Financial Corp.                          113,198                   4,176
  EastGroup Properties, Inc. REIT                   123,676                   4,164
* Sterling Financial Corp.                          129,282                   4,120
  LandAmerica Financial Group, Inc.                 105,787                   4,118
  Scottish Re Group Ltd.                            176,730                   4,109
  Keystone Property Trust REIT                      170,237                   4,091
  Corus Bankshares Inc.                              99,505                   4,091
* Digital Insight Corp.                             195,715                   4,057
  Amcore Financial, Inc.                            133,451                   4,025
  Sun Communities, Inc. REIT                        106,382                   4,005
  Infinity Property & Casualty Corp.                121,307                   4,003
  United Community Banks, Inc.                      158,198                   3,983
  LaSalle Hotel Properties REIT                     162,849               $   3,974
* First Federal Financial Corp.                      95,432                   3,970
* S1 Corp.                                          395,567                   3,932
  NBT Bancorp, Inc.                                 174,281                   3,893
  AMLI Residential Properties
  Trust REIT                                        131,196                   3,849
* Saxon Capital Inc.                                168,439                   3,845
  Glacier Bancorp, Inc.                             136,341                   3,841
  PS Business Parks, Inc. REIT                       95,367                   3,838
  First Charter Corp.                               174,618                   3,805
  Manufactured Home
  Communities, Inc. REIT                            114,430                   3,798
  MFA Mortgage
  Investments, Inc. REIT                            424,900                   3,782
  First Citizens BancShares
  Class A                                            30,893                   3,769
  National Financial Partners Corp.                 105,928                   3,736
  Heritage Property
  Investment Trust REIT                             137,941                   3,733
* USI Holdings Corp.                                235,716                   3,724
  Equity One, Inc. REIT                             205,019                   3,707
* Financial Federal Corp.                           105,036                   3,704
  UMB Financial Corp.                                71,368                   3,684
  Hancock Holding Co.                               126,230                   3,668
  National Health Investors REIT                    134,695                   3,662
  First Financial Bancorp                           206,399                   3,657
  RAIT Investment Trust REIT                        148,206                   3,653
  Koger Equity, Inc. REIT                           157,427                   3,640
  National Penn Bancshares Inc.                     122,184                   3,634
  Cash America International Inc.                   157,809                   3,630
  Community Bank System, Inc.                       158,361                   3,609
  First Republic Bank                                83,655                   3,604
* Sotheby's Holdings Class A                        224,934                   3,590
* FelCor Lodging Trust, Inc. REIT                   295,715                   3,578
  Flagstar Bancorp, Inc.                            178,311                   3,545
  Sterling Bancshares, Inc.                         249,562                   3,541
  Alabama National
  BanCorporation                                     63,647                   3,530
  Anthracite Capital Inc. REIT                      290,232                   3,477
  Gold Banc Corp., Inc.                             222,384                   3,447
  Boston Private
  Financial Holdings, Inc.                          148,026                   3,428
* MeriStar Hospitality Corp. REIT                   500,171                   3,421
  Harleysville National Corp.                       132,181                   3,384
  Stewart Information
  Services Corp.                                    100,168                   3,383
  Umpqua Holdings Corp.                             158,671                   3,331
* Interactive Data Corp.                            190,671                   3,321
  Sovran Self Storage, Inc. REIT                     86,397                   3,299
  Harbor Florida Bancshares, Inc.                   119,195                   3,279
  Frontier Financial Corp.                           92,826                   3,243

                                                                             Market
                                                                             Value^
                                                     Shares                   (000)
* Triad Guaranty, Inc.                               55,628               $   3,238
  Glenborough Realty
  Trust, Inc. REIT                                  174,480                   3,202
  Unizan Financial Corp.                            121,562                   3,173
* eSPEED, Inc. Class A                              179,161                   3,162
  PFF Bancorp, Inc.                                  84,253                   3,138
  Dime Community Bancshares                         179,335                   3,135
* Investment Technology
  Group, Inc.                                       244,543                   3,128
  Mid-State Bancshares                              131,692                   3,096
  Anworth Mortgage
  Asset Corp. REIT                                  258,348                   3,069
  Tanger Factory Outlet
  Centers, Inc. REIT                                 78,237                   3,059
  Westbanco Inc.                                    104,266                   3,037
  Anchor Bancorp Wisconsin Inc.                     114,491                   3,027
  Net.Bank, Inc.                                    276,692                   3,024
  Zenith National Insurance Corp.                    61,897                   3,008
* Metris Cos., Inc.                                 343,351                   2,984
  First Community Bancorp                            77,156                   2,966
  Alfa Corp.                                        211,832                   2,966
  Sandy Spring Bancorp, Inc.                         85,090                   2,957
  City Holding Co.                                   93,271                   2,945
  Getty Realty Holding Corp. REIT                   115,799                   2,914
  Oriental Financial Group Inc.                     107,424                   2,908
  Northwest Bancorp, Inc.                           126,224                   2,891
* Ocwen Financial Corp.                             239,432                   2,883
  Max Re Capital Ltd.                               147,967                   2,882
  MCG Capital Corp.                                 187,266                   2,880
  Direct General Corp.                               88,860                   2,867
  First Financial Bankshares, Inc.                   68,141                   2,857
  Aspen Insurance Holdings Ltd.                     122,302                   2,841
  Parkway Properties Inc. REIT                       63,852                   2,838
  Cornerstone Realty Income
  Trust, Inc. REIT                                  323,569                   2,838
* Advent Software, Inc.                             155,533                   2,810
  First Federal Capital Corp.                        98,678                   2,746
  Hudson River Bancorp. Inc.                        160,489                   2,740
  Hanmi Financial Corp.                              91,652                   2,704
  Fidelity Bankshares, Inc.                          75,425                   2,674
  LaBranche & Co. Inc.                              316,209                   2,662
  Sterling Financial Corp. (PA)                     101,454                   2,641
  Irwin Financial Corp.                             100,025                   2,641
  Independent Bank Corp. (MI)                       103,692                   2,634
  PrivateBancorp, Inc.                               93,421                   2,565
* Instinet Group Inc.                               485,301                   2,562
  First Merchants Corp.                              98,539                   2,557
  United Fire & Casualty Co.                         44,202                   2,553
  Bedford Property
  Investors, Inc. REIT                               87,224                   2,550
  First Sentinel Bancorp Inc.                       123,824                   2,545
  Riggs National Corp.                              118,307               $   2,499
  Equity Inns, Inc. REIT                            267,111                   2,481
  Town & Country Trust REIT                          96,984                   2,448
* Argonaut Group, Inc.                              131,208                   2,418
  WFS Financial, Inc.                                48,427                   2,398
  Sterling Bancorp                                   86,413                   2,387
  Investors Real Estate Trust REIT                  227,707                   2,364
  Ramco-Gershenson Properties
  Trust REIT                                         96,892                   2,348
  TierOne Corp.                                     108,538                   2,335
  Central Pacific Financial Co.                      84,734                   2,330
  Independent Bank Corp. (MA)                        77,138                   2,233
  Presidential Life Corp.                           120,286                   2,168
  Innkeepers USA Trust REIT                         208,997                   2,155
  Kramont Realty Trust REIT                         134,031                   2,144
  State Auto Financial Corp.                         69,763                   2,143
  First Financial Holdings, Inc.                     73,911                   2,129
* HomeStore, Inc.                                   528,444                   2,108
  PXRE Group Ltd.                                    83,076                   2,099
  IBERIABANK Corp.                                   35,353                   2,092
  Suffolk Bancorp                                    64,134                   2,091
  Community Trust Bancorp Inc.                       68,086                   2,077
  FBL Financial Group, Inc.
  Class A                                            72,771                   2,057
  Washington Trust Bancorp, Inc.                     78,029                   2,026
  CB Bancshares Inc. (HI)                            21,603                   2,013
  Integra Bank Corp.                                 91,370                   2,013
  U.S. Restaurant
  Properties, Inc. REIT                             132,493                   2,013
* National Western Life
  Insurance Co. Class A                              13,036                   2,002
* Accredited Home Lenders
  Holding Co.                                        70,743                   1,992
  United Community
  Financial Corp.                                   152,476                   1,982
  McGrath Rent Corp.                                 53,571                   1,979
  Saul Centers, Inc. REIT                            61,032                   1,960
  Prosperity Bancshares, Inc.                        80,035                   1,949
  Simmons First National Corp.                       74,611                   1,942
  Main Street Banks, Inc.                            68,356                   1,921
  Community Banks, Inc.                              65,172                   1,914
  First Financial Corp. (IN)                         59,816                   1,908
  West Coast Bancorp                                 88,247                   1,892
  First Community
  Bancshares, Inc.                                   56,324                   1,887
  Universal Health Realty
  Income REIT                                        65,498                   1,880
  Advanta Corp. Class B                              81,703                   1,873
* Nelnet, Inc.                                      104,248                   1,850
  BSB Bancorp, Inc.                                  51,942                   1,847
  Capital City Bank Group, Inc.                      46,598                   1,845

                                                                             Market
                                                                             Value^
Small-Cap Index Fund                                 Shares                   (000)
  Columbia Banking System, Inc.                      82,735               $   1,837
  Odyssey Re Holdings Corp.                          76,309                   1,831
  Capitol Bancorp Ltd.                               70,095                   1,823
  Quaker City Bancorp, Inc.                          33,073                   1,817
  Midland Co.                                        60,288                   1,788
  Banner Corp.                                       61,104                   1,776
  Gabelli Asset Management Inc.                      41,323                   1,756
* InterCept, Inc.                                   106,912                   1,751
  Tompkins Trustco, Inc.                             36,427                   1,730
  Flushing Financial Corp.                           97,344                   1,718
  Urstadt Biddle Properties
  Class A REIT                                      114,434                   1,695
  WSFS Financial Corp.                               34,547                   1,681
  First Source Corp.                                 66,740                   1,667
  Great Southern Bancorp, Inc.                       56,280                   1,646
  First Busey Corp.                                  56,277                   1,646
  S.Y. Bancorp, Inc.                                 69,276                   1,622
* Universal American
  Financial Corp.                                   144,230                   1,584
* iPayment Holdings, Inc.                            38,313                   1,571
  Old Second Bancorp, Inc.                           29,710                   1,567
  Omega Financial Corp.                              44,563                   1,534
  Seacoast Banking Corp. of Florida                  73,284                   1,534
  Union Bankshares Corp.                             48,538                   1,534
  Midwest Banc Holdings, Inc.                        68,708                   1,532
  Arrow Financial Corp.                              49,507                   1,507
* ITLA Capital Corp.                                 37,133                   1,506
* Navigators Group, Inc.                             52,123                   1,506
  Bank of Granite Corp.                              71,848                   1,502
  First Bancorp (NC)                                 44,913                   1,501
  Peoples Holding Co.                                43,424                   1,501
  Harleysville Group, Inc.                           79,251                   1,494
  CityBank Lynnwood WA                               46,474                   1,488
  Second Bancorp, Inc.                               47,237                   1,478
  Bank of the Ozarks, Inc.                           62,190                   1,449
* CCC Information Services Group                     85,916                   1,443
* CompuCredit Corp.                                  82,542                   1,428
* Citizens, Inc.                                    173,466                   1,422
  First Place Financial Corp.                        76,429                   1,419
  Virginia Financial Group, Inc.                     40,528                   1,392
  SWS Group, Inc.                                    90,367                   1,383
* Portfolio Recovery
  Associates, Inc.                                   49,252                   1,358
  Capital Southwest Corp.                            16,969                   1,341
  OceanFirst Financial Corp.                         55,438                   1,328
  Peoples Bancorp, Inc.                              49,906                   1,327
  Electro Rent Corp.                                125,559                   1,315
  First Indiana Corp.                                68,457                   1,304
  Acadia Realty Trust REIT                           94,780                   1,302
  SCBT Financial Corp.                               42,931                   1,294
  Camden National Corp.                              38,830                   1,284
  Pennrock Financial
  Services Corp.                                     42,414               $   1,281
  Mission West
  Properties Inc. REIT                              105,598                   1,279
* Federal Agricultural
  Mortgage Corp. Class C                             52,337                   1,252
  PMA Capital Corp. Class A                         137,232                   1,235
  Financial Institutions, Inc.                       49,457                   1,222
  Lakeland Bancorp, Inc.                             75,446                   1,218
  Farmers Capital Bank Corp.                         34,055                   1,217
  First Oak Brook Bancshares, Inc.                   39,858                   1,208
  Peapack Gladstone
  Financial Corp.                                    37,104                   1,192
  Baldwin & Lyons, Inc. Class B                      42,410                   1,138
  NBC Capital Corp.                                  41,357                   1,116
* CNA Surety Corp.                                  101,261                   1,109
  CoBiz Inc.                                         79,838                   1,104
  Pennfed Financial Services, Inc.                   32,413                   1,102
* PRG-Schultz International, Inc.                   198,265                   1,085
* Credit Acceptance Corp.                            69,394                   1,046
  Advanta Corp. Class A                              44,485                     976
  BancFirst Corp.                                    16,010                     957
* Rewards Network Inc.                              105,822                     952
  Citizens 1st Bancorp, Inc.                         39,818                     948
  Republic Bancorp, Inc. Class A                     46,023                     929
  Capstead Mortgage Corp. REIT                       67,666                     910
  German American Bancorp                            54,127                     909
  Charter Financial Corp.                            23,159                     787
* Portal Software, Inc.                             195,763                     711
  Royal Bancshares of
  Pennsylvania, Inc.                                 26,806                     665
  Partners Trust
  Financial Group, Inc.                              33,051                     648
  Crawford & Co. Class B                             50,520                     249
  Urstadt Biddle Properties REIT                     16,467                     232
  Provident Financial Group, Inc.                       424                      17
  CSF Holdings Inc.
  Contingent Litigation Rights                       29,125                      --
                                                                          1,917,925
Health Care (11.9%)
* PacifiCare Health Systems, Inc.                   504,702                  19,512
* DaVita, Inc.                                      578,784                  17,844
* Cytyc Corp.                                       647,282                  16,422
* OSI Pharmaceuticals, Inc.                         229,896                  16,194
* Covance, Inc.                                     369,928                  14,272
* Gen-Probe Inc.                                    288,727                  13,663
* Renal Care Group, Inc.                            401,297                  13,295
* Charles River Laboratories, Inc.                  271,556                  13,271
  Medicis Pharmaceutical Corp.                      323,735                  12,933
* IDEXX Laboratories Corp.                          204,531                  12,873
* Stericycle, Inc.                                  243,327                  12,590

                                                                             Market
                                                                             Value^
                                                     Shares                   (000)
* Edwards Lifesciences Corp.                        352,050               $  12,269
  Cooper Cos., Inc.                                 191,119                  12,073
* Andrx Group                                       427,508                  11,940
* Respironics, Inc.                                 202,992                  11,926
* Affymetrix, Inc.                                  355,149                  11,624
* INAMED Corp.                                      177,680                  11,167
* MGI Pharma, Inc.                                  412,790                  11,149
* Accredo Health, Inc.                              283,929                  11,059
* Neurocrine Biosciences, Inc.                      207,994                  10,784
* Amylin Pharmaceuticals, Inc.                      470,512                  10,728
* Dade Behring Holdings Inc.                        223,232                  10,608
* ResMed Inc.                                       197,855                  10,083
* Protein Design Labs, Inc.                         525,356                  10,050
* Pediatrix Medical Group, Inc.                     143,745                  10,041
* Techne Corp.                                      230,213                  10,003
  Valeant Pharmaceuticals
  International                                     492,613                   9,852
* Martek Biosciences Corp.                          172,392                   9,683
* Pharmaceutical Product
  Development, Inc.                                 297,925                   9,465
* STERIS Corp.                                      411,822                   9,291
* VCA Antech, Inc.                                  204,263                   9,155
  Mentor Corp.                                      258,055                   8,849
* Apria Healthcare Group Inc.                       298,433                   8,565
* First Health Group Corp.                          536,368                   8,373
* Onyx Pharmaceuticals, Inc.                        192,958                   8,174
* eResearch Technology, Inc.                        287,397                   8,047
* Human Genome Sciences, Inc.                       684,387                   7,959
* LifePoint Hospitals, Inc.                         213,475                   7,946
* Nektar Therapeutics                               394,713                   7,878
* The Medicines Co.                                 251,970                   7,688
* VISX Inc.                                         287,181                   7,673
  Invacare Corp.                                    168,426                   7,532
* Cerner Corp.                                      168,703                   7,521
* Advanced Medical Optics, Inc.                     173,079                   7,368
* Tularik, Inc.                                     296,152                   7,345
* PAR Pharmaceutical Cos. Inc.                      206,786                   7,281
* Alkermes, Inc.                                    527,373                   7,172
* AMERIGROUP Corp.                                  145,567                   7,162
  Perrigo Co.                                       372,876                   7,073
* Sybron Dental Specialties, Inc.                   226,436                   6,759
* Sierra Health Services, Inc.                      143,940                   6,434
* Eon Labs, Inc.                                    156,261                   6,396
* Endo Pharmaceuticals
  Holdings, Inc.                                    271,642                   6,370
* Telik, Inc.                                       256,761                   6,129
* Ligand Pharmaceuticals Inc.
  Class B                                           346,961                   6,030
  Owens & Minor, Inc. Holding Co.                   230,984                   5,982
* NeighborCare Inc.                                 190,462                   5,967
* US Oncology, Inc.                                 403,298                   5,937
* Inveresk Research Group Inc.                      190,835               $   5,885
* Bio-Rad Laboratories, Inc.
  Class A                                            98,262                   5,784
  Diagnostic Products Corp.                         128,071                   5,627
* United Surgical Partners
  International, Inc.                               140,980                   5,564
* Abgenix, Inc.                                     466,889                   5,472
* ILEX Oncology, Inc.                               218,914                   5,471
* Beverly Enterprises, Inc.                         632,867                   5,443
* Vertex Pharmaceuticals, Inc.                      460,460                   4,991
* Priority Healthcare Corp.
  Class B                                           216,588                   4,971
* Applera Corp.-
  Celera Genomics Group                             428,331                   4,930
* Province Healthcare Co.                           286,883                   4,920
  Alpharma, Inc. Class A                            236,592                   4,845
  PolyMedica Corp.                                  154,414                   4,793
* American Healthways Inc.                          179,911                   4,789
* Nabi Biopharmaceuticals                           336,392                   4,783
* American Medical
  Systems Holdings, Inc.                            137,227                   4,625
* Centene Corp.                                     119,369                   4,602
* NPS Pharmaceuticals Inc.                          218,950                   4,598
* CONMED Corp.                                      165,448                   4,533
  Select Medical Corp.                              336,093                   4,510
* Kindred Healthcare, Inc.                          170,996                   4,506
* AmSurg Corp.                                      177,183                   4,453
* PSS World Medical, Inc.                           396,984                   4,446
* Atrix Laboratories, Inc.                          128,041                   4,389
* Ocular Sciences, Inc.                             115,288                   4,381
* K-V Pharmaceutical Co. Class A                    181,782                   4,197
* Connetics Corp.                                   207,291                   4,187
* Salix Pharmaceuticals, Ltd.                       126,604                   4,172
* Sunrise Senior Living, Inc.                       106,509                   4,169
* AtheroGenics, Inc.                                217,651                   4,142
* Exelixis, Inc.                                    398,859                   4,024
* Impax Laboratories, Inc.                          204,737                   3,968
* Biosite Inc.                                       86,860                   3,902
* Cyberonics, Inc.                                  116,761                   3,895
* Advanced Neuromodulation
  Systems, Inc.                                     118,448                   3,885
* Odyssey Healthcare, Inc.                          205,596                   3,869
* Ventana Medical Systems, Inc.                      80,803                   3,841
* Wright Medical Group, Inc.                        107,445                   3,825
* Vicuron Pharmaceuticals Inc.                      302,197                   3,796
* Viasys Healthcare Inc.                            180,118                   3,766
* Immucor Inc.                                      115,568                   3,762
* American Pharmaceuticals
  Partners, Inc.                                    123,583                   3,754
* Haemonetics Corp.                                 124,542                   3,693
  West Pharmaceutical
  Services, Inc.                                     86,831                   3,673

                                                                             Market
                                                                             Value^
Small-Cap Index Fund                                 Shares                   (000)
* IDX Systems Corp.                                 114,811               $   3,661
* ArthroCare Corp.                                  125,153                   3,639
* Possis Medical Inc.                               106,158                   3,625
* Dendreon Corp.                                    290,243                   3,555
* Integra LifeSciences Holdings                     100,331                   3,539
* Intuitive Surgical, Inc.                          185,953                   3,533
* Eclipsys Corp.                                    231,362                   3,531
* Wilson Greatbatch
  Technologies, Inc.                                125,313                   3,502
  Arrow International, Inc.                         115,052                   3,442
* Digene Corp.                                       91,380                   3,338
* Enzon Pharmaceuticals, Inc.                       257,445                   3,285
* Sola International Inc.                           187,780                   3,235
* Medarex, Inc.                                     441,459                   3,218
* Kos Pharmaceuticals, Inc.                          97,470                   3,214
* LabOne, Inc.                                       99,700                   3,168
* CV Therapeutics, Inc.                             184,784                   3,097
* Molina Healthcare Inc.                             80,354                   3,068
* United Therapeutics Corp.                         119,052                   3,054
* PAREXEL International Corp.                       153,346                   3,036
* Noven Pharmaceuticals, Inc.                       136,742                   3,011
* Align Technology, Inc.                            157,582                   2,994
* First Horizon Pharmaceutical Corp.                158,243                   2,991
* Inspire Pharmaceuticals, Inc.                     177,746                   2,972
* Tanox, Inc.                                       154,916                   2,954
* Incyte Corp.                                      384,448                   2,937
  Datascope Corp.                                    73,798                   2,929
* DJ Orthopedics Inc.                               127,275                   2,927
* Serologicals Corp.                                144,999                   2,899
  Analogic Corp.                                     67,954                   2,883
* CIMA Labs Inc.                                     85,422                   2,881
* Thoratec Corp.                                    262,465                   2,816
* Hologic, Inc.                                     118,567                   2,757
* Genesis Healthcare Corp.                           94,007                   2,730
* Per-Se Technologies, Inc.                         184,213                   2,678
* Myriad Genetics, Inc.                             179,417                   2,677
* Kyphon Inc.                                        94,192                   2,654
* Chattem, Inc.                                      91,780                   2,650
* Encysive Pharmaceuticals, Inc.                    310,125                   2,636
* Cubist Pharmaceuticals, Inc.                      236,261                   2,622
* Discovery Laboratories, Inc.                      271,297                   2,602
* InterMune Inc.                                    168,020                   2,591
* Cell Genesys, Inc.                                244,609                   2,541
* RehabCare Group, Inc.                              94,842                   2,526
* Transkaryotic Therapies, Inc.                     164,879                   2,467
* ICU Medical, Inc.                                  72,719                   2,438
* EPIX Medical, Inc.                                113,622                   2,397
* Alexion Pharmaceuticals, Inc.                     128,305                   2,386
* Zymogenetics, Inc.                                124,545                   2,366
  Landauer, Inc.                                     52,458                   2,343
* Gentiva Health Services, Inc.                     143,843                   2,339
* Merit Medical Systems, Inc.                       145,344               $   2,315
* Orthodontic Centers
  of America, Inc.                                  282,528                   2,314
* OraSure Technologies, Inc.                        235,694                   2,293
* BioMarin Pharmaceutical Inc.                      377,216                   2,263
* XOMA Ltd.                                         494,233                   2,214
* Adolor Corp.                                      171,200                   2,171
* SurModics, Inc.                                    87,137                   2,147
* Enzo Biochem, Inc.                                140,761                   2,111
  Hooper Holmes, Inc.                               362,636                   2,082
* CTI Molecular Imaging, Inc.                       146,368                   2,075
* Kensey Nash Corp.                                  59,784                   2,063
* SonoSite, Inc.                                     86,238                   2,062
* Pharmion Corp.                                     42,075                   2,058
* ARIAD Pharmaceuticals, Inc.                       272,199                   2,039
* Lexicon Genetics Inc.                             259,632                   2,036
* Geron Corp.                                       232,265                   1,879
* Zoll Medical Corp.                                 53,529                   1,878
* Regeneron Pharmaceuticals, Inc.                   170,753                   1,798
* Isis Pharmaceuticals, Inc.                        295,135                   1,694
* Inverness Medical
  Innovations, Inc.                                  77,338                   1,694
* Conceptus, Inc.                                   146,092                   1,644
* Cell Therapeutics, Inc.                           221,477                   1,632
* Albany Molecular Research, Inc.                   120,511                   1,558
* Diversa Corp.                                     153,786                   1,558
* CuraGen Corp.                                     250,981                   1,508
* VistaCare, Inc.                                    80,793                   1,499
* ImmunoGen, Inc.                                   237,843                   1,453
* Hanger Orthopedic Group, Inc.                     123,926                   1,452
* Molecular Devices Corp.                            80,491                   1,431
* Maxygen Inc.                                      134,767                   1,424
* Accelrys Inc.                                     139,183                   1,372
* Trimeris, Inc.                                     94,851                   1,369
* Antigenics, Inc.                                  155,904                   1,335
* Corixa Corp.                                      275,452                   1,286
  National Healthcare Corp.                          44,629                   1,250
* Immunomedics Inc.                                 247,614                   1,206
* Bruker BioSciences Corp.                          237,522                   1,157
* Closure Medical Corp.                              45,841                   1,151
* SciClone Pharmaceuticals, Inc.                    224,030                   1,145
* K-V Pharmaceutical Co. Class B                     45,284                   1,143
* CorVel Corp.                                       39,919                   1,132
* NeoPharm, Inc.                                    108,178                   1,117
* PRAECIS Pharmaceuticals Inc.                      289,606                   1,101
* CardioDynamics
  International Corp.                               217,599                   1,099
  Vital Signs, Inc.                                  37,741                   1,096
* Savient Pharmaceuticals Inc.                      355,843                     882
* Columbia Laboratories Inc.                        238,516                     825
  Young Innovations, Inc.                            31,872                     810

                                                                             Market
                                                                             Value^
                                                     Shares                   (000)
* Pozen Inc.                                        116,543               $     797
  Computer Programs and
  Systems, Inc.                                      37,447                     763
* Exact Sciences Corp.                              120,942                     744
* Genta Inc.                                        249,562                     624
* Lannett Company, Inc.                              35,411                     532
* aaiPharma Inc.                                     88,664                     481
* Specialty Laboratories, Inc.                       45,845                     411
* Alliance Imaging, Inc.                             82,258                     376
* MedQuist, Inc.                                     15,210                     182
* Kinetic Concepts, Inc.                              3,590                     179
                                                                            998,504
Integrated Oils
* KCS Energy, Inc.                                  274,221                   3,653

Other Energy (5.5%)
  Peabody Energy Corp.                              361,711                  20,252
  Chesapeake Energy Corp.                         1,352,727                  19,912
* Reliant Energy, Inc.                            1,741,351                  18,859
* Newfield Exploration Co.                          299,214                  16,678
  CONSOL Energy, Inc.                               450,066                  16,202
* Ultra Petroleum Corp.                             428,594                  15,999
  Massey Energy Co.                                 446,894                  12,607
* Grant Prideco, Inc.                               682,275                  12,595
* Varco International, Inc.                         543,645                  11,900
  Patina Oil & Gas Corp.                            390,846                  11,675
  Arch Coal, Inc.                                   302,614                  11,073
* FMC Technologies Inc.                             374,124                  10,775
* Premcor, Inc.                                     283,086                  10,616
* Calpine Corp.                                   2,436,802                  10,527
* Tesoro Petroleum Corp.                            380,663                  10,506
* Evergreen Resources, Inc.                         228,007                   9,211
* Forest Oil Corp.                                  309,165                   8,446
  Cabot Oil & Gas Corp.                             191,755                   8,111
* Plains Exploration &
  Production Co.                                    425,675                   7,811
  Helmerich & Payne, Inc.                           296,390                   7,751
* Cimarex Energy Co.                                245,540                   7,423
* Key Energy Services, Inc.                         771,043                   7,279
* Unit Corp.                                        229,382                   7,214
* Dynegy, Inc.                                    1,649,535                   7,027
* Houston Exploration Co.                           128,282                   6,650
* Cal Dive International, Inc.                      212,829                   6,453
* Stone Energy Corp.                                140,274                   6,408
* Spinnaker Exploration Co.                         158,842                   6,255
* Denbury Resources, Inc.                           289,485                   6,065
  St. Mary Land & Exploration Co.                   167,454                   5,970
  Range Resources Corp.                             398,416                   5,817
  Vintage Petroleum, Inc.                           321,492                   5,456
* Quicksilver Resources, Inc.                        80,644                   5,409
* Magnum Hunter Resources Inc.                      499,309                   5,183
* Oceaneering International, Inc.                   145,870               $   4,996
* Veritas DGC Inc.                                  201,283                   4,660
* Hanover Compressor Co.                            387,756                   4,614
* Encore Acquisition Co.                            163,156                   4,552
* Seacor Holdings Inc.                               98,526                   4,328
* Grey Wolf, Inc.                                 1,011,774                   4,290
  Texas Genco Holdings, Inc.                         94,253                   4,250
  Penn Virginia Corp.                               107,528                   3,883
  CARBO Ceramics Inc.                                56,044                   3,825
* Core Laboratories NV                              163,595                   3,763
* Universal Compression
  Holdings, Inc.                                    116,632                   3,578
* Comstock Resources, Inc.                          183,692                   3,575
* Swift Energy Co.                                  162,028                   3,574
* TETRA Technologies, Inc.                          130,557                   3,505
* Input/Output, Inc.                                408,121                   3,383
  Frontier Oil Corp.                                155,707                   3,299
* Superior Energy Services, Inc.                    326,436                   3,281
* W-H Energy Services, Inc.                         161,777                   3,171
* Harvest Natural Resources, Inc.                   208,930                   3,115
  Berry Petroleum Class A                           104,516                   3,074
* Remington Oil & Gas Corp.                         127,679                   3,013
* Hydrill Co.                                        94,807                   2,986
* Newpark Resources, Inc.                           479,681                   2,974
* FuelCell Energy, Inc.                             252,875                   2,954
* Global Industries Ltd.                            487,146                   2,786
* Atwood Oceanics, Inc.                              65,307                   2,727
* Oil States International, Inc.                    159,586                   2,442
* Energy Partners, Ltd.                             153,051                   2,342
* Prima Energy Corp.                                 57,188                   2,263
* Enbridge Energy
  Management LLC                                     51,290                   2,185
* Parker Drilling Co.                               558,192                   2,132
* Plug Power, Inc.                                  278,948                   2,087
  Holly Corp.                                        54,891                   2,053
* Plains Resources Inc.                             112,307                   1,904
* KFX, Inc.                                         207,223                   1,579
* Global Power Equipment
  Group Inc.                                        176,438                   1,415
  Gulf Island Fabrication, Inc.                      49,554                   1,072
* TransMontaigne Inc.                               158,533                     853
* Dril-Quip, Inc.                                    41,015                     767
                                                                            457,365
Materials & Processing (8.1%)
  Precision Castparts Corp.                         381,216                  20,849
  Boise Cascade Corp.                               488,858                  18,401
  Louisiana-Pacific Corp.                           608,371                  14,388
  Cabot Corp.                                       344,928                  14,039
  Martin Marietta Materials, Inc.                   283,689                  12,576
  Harsco Corp.                                      241,834                  11,366
  Lubrizol Corp.                                    304,062                  11,135

                                                                            Market
                                                                            Value^
Small-Cap Index Fund                                Shares                   (000)
  The Timken Co.                                   395,625               $  10,480
  RPM International, Inc.                          682,878                  10,380
  Cytec Industries, Inc.                           219,486                   9,976
  York International Corp.                         241,589                   9,922
  Hughes Supply, Inc.                              165,936                   9,779
* Crown Holdings, Inc.                             972,149                   9,692
  Forest City Enterprise Class A                   181,496                   9,619
  Corn Products International, Inc.                203,254                   9,461
  Airgas, Inc.                                     388,222                   9,282
  AptarGroup Inc.                                  204,393                   8,930
  IMC Global Inc.                                  648,452                   8,689
* FMC Corp.                                        199,218                   8,588
* Scotts Co.                                       133,932                   8,556
  Worthington Industries, Inc.                     408,424                   8,385
  Florida Rock Industries, Inc.                    190,851                   8,048
* Dycom Industries, Inc.                           286,529                   8,023
  Olin Corp.                                       408,251                   7,193
  Mueller Industries Inc.                          196,041                   7,018
  Minerals Technologies, Inc.                      120,608                   6,995
  Allegheny Technologies Inc.                      381,798                   6,891
  Great Lakes Chemical Corp.                       253,981                   6,873
  Clarcor Inc.                                     149,577                   6,851
* Hercules, Inc.                                   559,909                   6,825
* Rogers Corp.                                      97,445                   6,811
  Potlatch Corp.                                   162,237                   6,756
  Acuity Brands, Inc.                              247,629                   6,686
* Millennium Chemicals, Inc.                       381,336                   6,605
  Ferro Corp.                                      246,235                   6,570
  Reliance Steel & Aluminum Co.                    162,256                   6,542
* Maverick Tube Corp.                              247,072                   6,488
  Georgia Gulf Corp.                               173,794                   6,232
* Armor Holdings, Inc.                             183,020                   6,223
  Albemarle Corp.                                  195,922                   6,201
  LNR Property Corp.                               111,012                   6,022
* Steel Dynamics, Inc.                             202,838                   5,807
* URS Corp.                                        211,689                   5,800
* GrafTech International Ltd.                      551,157                   5,765
  Simpson Manufacturing Co.                         99,889                   5,606
  Lennox International Inc.                        306,780                   5,553
* OM Group, Inc.                                   167,548                   5,531
  Brady Corp. Class A                              115,779                   5,337
* Washington Group
  International, Inc.                              147,878                   5,307
  Albany International Corp.                       153,509                   5,152
* Coeur d'Alene Mines Corp.                      1,259,847                   5,140
  Kaydon Corp.                                     165,841                   5,129
  Texas Industries, Inc.                           124,270                   5,116
  H.B. Fuller Co.                                  168,628                   4,789
  Spartech Corp.                                   183,759                   4,767
  Quanex Corp.                                      97,173                   4,732
  Wausau-Mosinee Paper Corp.                       273,323                   4,728
  Delta & Pine Land Co.                            212,640               $   4,667
  Commercial Metals Co.                            142,655                   4,629
* Graphic Packaging Corp.                          528,330                   4,570
  MacDermid, Inc.                                  133,841                   4,531
* Cabot Microelectronics Corp.                     146,001                   4,469
  USEC Inc.                                        484,617                   4,250
  Crompton Corp.                                   672,684                   4,238
  Schnitzer Steel Industries, Inc.
  Class A                                          122,042                   4,145
* Symyx Technologies, Inc.                         169,565                   4,090
  Carpenter Technology Corp.                       118,653                   4,040
* Apex Silver Mines Ltd.                           236,950                   4,040
* Longview Fibre Co.                               269,998                   3,977
* Hecla Mining Co.                                 685,933                   3,910
  Eagle Materials, Inc.                             54,664                   3,882
* EMCOR Group, Inc.                                 88,240                   3,881
* PolyOne Corp.                                    512,119                   3,810
  A. Schulman Inc.                                 176,775                   3,799
  Eagle Materials, Inc. B Shares                    54,629                   3,783
* Shaw Group, Inc.                                 371,364                   3,762
* WCI Communities, Inc.                            167,847                   3,745
* NCI Building Systems, Inc.                       114,373                   3,723
  Cambrex Corp.                                    145,609                   3,674
  Arch Chemicals, Inc.                             125,434                   3,615
* Stillwater Mining Co.                            238,508                   3,580
  Granite Construction Co.                         195,169                   3,558
* Jacuzzi Brands, Inc.                             440,836                   3,553
* Cleveland-Cliffs Inc.                             62,139                   3,504
* Century Aluminum Co.                             140,356                   3,479
  Watsco, Inc.                                     120,108                   3,371
* USG Corp.                                        189,683                   3,335
* Griffon Corp.                                    147,674                   3,290
* AK Steel Corp.                                   605,491                   3,191
* Ceradyne, Inc.                                    87,992                   3,147
  Universal Forest Products, Inc.                   94,784                   3,057
* Lone Star Technologies, Inc.                     109,806                   3,026
  Chesapeake Corp. of Virginia                     112,241                   2,995
  Gibraltar Steel                                   90,537                   2,971
  WD-40 Co.                                         94,831                   2,839
  Silgan Holdings, Inc.                             70,049                   2,824
  Rock-Tenn Co.                                    165,790                   2,810
* Trammell Crow Co.                                195,841                   2,761
  Barnes Group, Inc.                                94,849                   2,749
  Greif Inc. Class A                                63,286                   2,674
* Quanta Services, Inc.                            406,742                   2,530
* Insituform Technologies Inc.
  Class A                                          155,079                   2,523
  ElkCorp                                          103,759                   2,484
* Caraustar Industries, Inc.                       168,695                   2,380
  Brookfield Homes Corp.                            90,625                   2,373
  Glatfelter                                       166,692                   2,347

                                                                             Market
                                                                             Value^
                                                     Shares                   (000)
  Deltic Timber Corp.                                60,008               $   2,304
  AMCOL International Corp.                         121,550                   2,303
* Mobile Mini, Inc.                                  80,914                   2,299
* Interface, Inc.                                   260,339                   2,273
  Valmont Industries, Inc.                           97,948                   2,243
  Tredegar Corp.                                    134,499                   2,169
* Buckeye Technology, Inc.                          184,244                   2,119
* RTI International Metals, Inc.                    125,024                   1,994
  Myers Industries, Inc.                            133,052                   1,876
  Ennis Business Forms, Inc.                         96,137                   1,875
* Trex Co., Inc.                                     47,300                   1,786
  CIRCOR International, Inc.                         85,863                   1,751
* Encore Wire Corp.                                  62,754                   1,730
  Pope & Talbot, Inc.                                87,412                   1,728
* Avatar Holding, Inc.                               41,223                   1,715
  Ameron International Corp.                         45,940                   1,568
  Wellman, Inc.                                     189,801                   1,543
  Penn Engineering &
  Manufacturing Corp.                                70,964                   1,521
  Building Materials Holding Corp.                   79,623                   1,507
  Apogee Enterprises, Inc.                          144,744                   1,505
* Tejon Ranch Co.                                    43,076                   1,499
  Quaker Chemical Corp.                              53,741                   1,484
  Royal Gold, Inc.                                  103,173                   1,462
  Calgon Carbon Corp.                               208,134                   1,394
* Energy Conversion Devices, Inc.                   122,972                   1,385
  LSI Industries Inc.                               109,199                   1,256
* AAON, Inc.                                         54,942                   1,109
  The Standard Register Co.                          77,455                     922
  Stepan Co.                                         34,181                     894
  Alico, Inc.                                        21,183                     850
  NL Industries, Inc.                                57,175                     829
                                                                            676,079
Producer Durables (8.6%)
* American Tower Corp. Class A                    1,247,178                  18,957
  Pentair, Inc.                                     558,578                  18,791
* Crown Castle International Corp.                1,174,412                  17,323
* Andrew Corp.                                      842,069                  16,850
* Toll Brothers, Inc.                               329,014                  13,924
  Donaldson Co., Inc.                               460,363                  13,489
  Cummins Inc.                                      215,208                  13,451
* Polycom, Inc.                                     587,299                  13,161
  HNI Corp.                                         309,292                  13,092
  Herman Miller, Inc.                               428,884                  12,412
  Roper Industries Inc.                             216,718                  12,331
* Mettler-Toledo International Inc.                 249,339                  12,253
  Ametek, Inc.                                      393,789                  12,168
  Graco, Inc.                                       386,869                  12,012
  Briggs & Stratton Corp.                           131,894                  11,653
* Plantronics, Inc.                                 270,659                  11,395
  Ryland Group, Inc.                                140,668                  11,000
* United Defense Industries Inc.                    308,867               $  10,810
* AGCO Corp.                                        519,584                  10,584
  Kennametal, Inc.                                  213,652                   9,785
  Thomas & Betts Corp.                              346,119                   9,425
  Standard Pacific Corp.                            190,307                   9,382
* Terex Corp.                                       274,790                   9,379
  MDC Holdings, Inc.                                143,905                   9,154
  Cognex Corp.                                      236,761                   9,111
  IDEX Corp.                                        263,954                   9,067
  Joy Global Inc.                                   299,462                   8,966
  Engineered Support
  Systems, Inc.                                     152,737                   8,937
  Crane Co.                                         279,799                   8,783
* Varian Semiconductor
  Equipment Associates, Inc.                        212,861                   8,208
* Flowserve Corp.                                   326,389                   8,140
* Cymer, Inc.                                       216,028                   8,088
  Beazer Homes USA, Inc.                             80,482                   8,073
  Nordson Corp.                                     176,669                   7,662
* Axcelis Technologies, Inc.                        588,133                   7,316
* Hovnanian Enterprises Inc.
  Class A                                           190,678                   6,618
* Dionex Corp.                                      119,318                   6,583
  Lincoln Electric Holdings, Inc.                   191,074                   6,514
* Credence Systems Corp.                            453,632                   6,260
* Interdigital
  Communications Corp.                              325,672                   6,126
* Rayovac Corp.                                     200,582                   5,636
* Littelfuse, Inc.                                  130,449                   5,532
* Actuant Corp.                                     139,053                   5,422
* CUNO Inc.                                          99,596                   5,313
* Brooks Automation, Inc.                           262,828                   5,296
  Federal Signal Corp.                              282,379                   5,255
  Mine Safety Appliances Co.                        152,510                   5,140
* Headwaters Inc.                                   196,387                   5,092
  The Manitowoc Co., Inc.                           149,178                   5,050
  Curtiss-Wright Corp.                               89,825                   5,047
* ATMI, Inc.                                        182,313                   4,979
* Technitrol, Inc.                                  224,943                   4,926
* Moog Inc.                                         127,732                   4,740
* Electro Scientific Industries, Inc.               164,749                   4,664
* MKS Instruments, Inc.                             204,156                   4,659
* Genlyte Group, Inc.                                72,231                   4,542
* Powerwave Technologies, Inc.                      583,797                   4,495
  Woodward Governor Co.                              59,636                   4,300
* Taser International Inc.                           97,515                   4,225
* Mykrolis Corp.                                    240,675                   4,193
* Paxar Corp.                                       211,204                   4,123
* Power-One, Inc.                                   368,647                   4,048
* Veeco Instruments, Inc.                           156,617                   4,042
* ESCO Technologies Inc.                             75,597                   4,034

                                                                             Market
                                                                             Value^
Small-Cap Index Fund                                 Shares                   (000)
* Meritage Corp.                                     58,385               $   4,017
  Watts Water Technologies, Inc.                    146,280                   3,942
* Orbital Sciences Corp.                            281,674                   3,890
  Baldor Electric Co.                               164,346                   3,837
* LTX Corp.                                         349,678                   3,780
* Champion Enterprises, Inc.                        408,993                   3,755
* Esterline Technologies Corp.                      125,225                   3,698
  JLG Industries, Inc.                              255,700                   3,552
  Tecumseh Products Co. Class A                      85,177                   3,508
  A.O. Smith Corp.                                  110,353                   3,508
* Imagistics International Inc.                      98,898                   3,501
* FEI Co.                                           146,363                   3,500
* Photronics Inc.                                   181,481                   3,437
* Photon Dynamics, Inc.                              96,989                   3,401
  Steelcase Inc.                                    235,723                   3,300
  Regal-Beloit Corp.                                147,475                   3,283
  Helix Technology Corp.                            153,374                   3,271
* Kulicke & Soffa Industries, Inc.                  297,627                   3,262
  Belden, Inc.                                      151,641                   3,250
* Teledyne Technologies, Inc.                       162,189                   3,247
* Entegris Inc.                                     278,287                   3,220
  Franklin Electric, Inc.                            83,913                   3,169
* Gardner Denver Inc.                               113,062                   3,154
  Thomas Industries, Inc.                            91,615                   3,042
* Ionics, Inc.                                      106,202                   3,000
* Triumph Group, Inc.                                93,374                   2,981
  Applied Industrial Technology, Inc.                96,925                   2,919
* Asyst Technologies, Inc.                          276,697                   2,861
  Stewart & Stevenson
  Services, Inc.                                    159,527                   2,859
* Mattson Technology, Inc.                          235,003                   2,825
* Itron, Inc.                                       121,645                   2,791
  MTS Systems Corp.                                 118,990                   2,790
  NACCO Industries, Inc. Class A                     29,032                   2,758
* Arris Group Inc.                                  462,668                   2,748
  C & D Technologies, Inc.                          150,285                   2,680
* Cable Design Technologies Corp.                   248,394                   2,633
* Levitt Corp. Class A                               98,182                   2,529
* Applied Films Corp.                                86,747                   2,517
  M/I Homes, Inc.                                    61,695                   2,505
  CTS Corp.                                         200,857                   2,422
* William Lyon Homes, Inc.                           25,831                   2,380
  Cohu, Inc.                                        119,232                   2,270
* Vicor Corp.                                       123,370                   2,254
* Ultratech, Inc.                                   133,006                   2,165
* Presstek, Inc.                                    190,369                   2,001
  Kimball International, Inc. Class B               135,597                   2,000
* Advanced Energy Industries, Inc.                  124,202                   1,952
  Tennant Co.                                        44,968                   1,864
* Audiovox Corp.                                    109,671                   1,851
* Kadant Inc.                                        79,845                   1,847
  Keithley Instruments Inc.                          81,010               $   1,794
* DuPont Photomasks, Inc.                            86,610                   1,761
* Astec Industries, Inc.                             92,644                   1,744
  Skyline Corp.                                      41,759                   1,698
  Standex International Corp.                        60,702                   1,651
  Lindsay Manufacturing Co.                          65,721                   1,579
* MTC Technologies, Inc.                             59,878                   1,546
  Robbins & Myers, Inc.                              67,615                   1,518
  Technical Olympic USA, Inc.                        65,525                   1,460
  United Industrial Corp.                            58,497                   1,366
* Rudolph Technologies, Inc.                         73,942                   1,345
  HEICO Corp.                                        72,647                   1,326
* Metrologic Instruments, Inc.                       62,746                   1,251
  Gorman-Rupp Co.                                    44,940                   1,221
* Semitool, Inc.                                     99,935                   1,131
* Palm Harbor Homes, Inc.                            59,978                   1,063
* Tollgrade Communications, Inc.                     80,076                     850
* Mastec Inc.                                       156,341                     849
* Terayon Communications
  Systems, Inc.                                     349,780                     818
* Powell Industries, Inc.                            38,135                     651
* General Binding Corp.                              35,436                     549
  Curtiss-Wright Corp. Class B                        9,720                     523
  HEICO Corp. Class A                                17,947                     250
  Tecumseh Products Co. Class B                       5,245                     223
                                                                            718,079
Technology (12.7%)
* Cognizant Technology
  Solutions Corp.                                   761,364                  19,346
* Arrow Electronics, Inc.                           663,366                  17,791
* Avnet, Inc.                                       708,731                  16,088
* International Rectifier Corp.                     388,005                  16,071
* Atmel Corp.                                     2,520,836                  14,923
  PerkinElmer, Inc.                                 714,506                  14,319
* SpectraSite, Inc.                                 284,546                  12,298
  Acxiom Corp.                                      479,744                  11,912
* Integrated Circuit Systems, Inc.                  425,824                  11,565
* Akamai Technologies, Inc.                         613,749                  11,017
* FLIR Systems, Inc.                                195,394                  10,727
* Western Digital Corp.                           1,219,324                  10,559
* Advanced Fibre
  Communications, Inc.                              518,873                  10,481
* Sybase, Inc.                                      573,266                  10,319
* Cypress Semiconductor Corp.                       724,736                  10,284
* Avocent Corp.                                     276,917                  10,174
* Cree, Inc.                                        434,269                  10,110
* Avid Technology, Inc.                             183,933                  10,037
* Hyperion Solutions Corp.                          224,869                   9,831
* Applied Micro Circuits Corp.                    1,828,751                   9,729
* Macromedia, Inc.                                  396,228                   9,727
* Semtech Corp.                                     412,993                   9,722

                                                                            Market
                                                                            Value^
                                                    Shares                   (000)
* Maxtor Corp.                                   1,458,674               $   9,671
* Rambus Inc.                                      534,097                   9,491
* TIBCO Software Inc.                            1,102,614                   9,317
* Brocade Communications
  Systems, Inc.                                  1,530,595                   9,153
  Reynolds & Reynolds Class A                      390,065                   9,022
* Electronics for Imaging, Inc.                    319,106                   9,018
  Imation Corp.                                    208,491                   8,884
* Varian, Inc.                                     205,267                   8,652
  ADTRAN Inc.                                      257,743                   8,601
* Integrated Device Technology Inc.                620,319                   8,585
* Trimble Navigation Ltd.                          297,430                   8,266
* RF Micro Devices, Inc.                         1,094,616                   8,210
* BearingPoint, Inc.                               918,851                   8,150
* PalmOne, Inc.                                    230,981                   8,031
* Parametric Technology Corp.                    1,582,639                   7,913
* Silicon Laboratories Inc.                        167,079                   7,744
* Skyworks Solutions, Inc.                         880,695                   7,688
* RSA Security Inc.                                361,499                   7,400
* FileNET Corp.                                    227,751                   7,190
* Benchmark Electronics, Inc.                      242,669                   7,062
* CACI International, Inc.                         172,102                   6,960
* CommScope, Inc.                                  324,423                   6,959
* Emulex Corp.                                     483,527                   6,919
* CSG Systems International, Inc.                  317,663                   6,576
* Sonus Networks, Inc.                           1,371,281                   6,555
* Macrovision Corp.                                260,845                   6,529
* Mentor Graphics Corp.                            412,871                   6,387
* The Titan Corp.                                  488,740                   6,344
* Aeroflex, Inc.                                   436,061                   6,249
* Perot Systems Corp.                              468,397                   6,216
* Vitesse Semiconductor Corp.                    1,268,377                   6,190
* Gateway, Inc.                                  1,322,010                   5,949
* KEMET Corp.                                      482,840                   5,900
  Anixter International Inc.                       170,627                   5,806
* UNOVA, Inc.                                      286,122                   5,794
* Ascential Software Corp.                         354,833                   5,674
* Tekelec                                          310,943                   5,650
* Digital River, Inc.                              168,565                   5,500
* Anteon International Corp.                       166,695                   5,438
* Adaptec, Inc.                                    642,066                   5,432
* Coherent, Inc.                                   177,316                   5,293
* Silicon Storage Technology, Inc.                 509,650                   5,249
* MICROS Systems, Inc.                             108,614                   5,210
* F5 Networks, Inc.                                190,548                   5,046
* Amkor Technology, Inc.                           616,291                   5,041
* Websense, Inc.                                   135,130                   5,031
  Black Box Corp.                                  105,979                   5,009
* Wind River Systems Inc.                          425,613                   5,005
* OmniVision Technologies, Inc.                    312,240                   4,980
* Intergraph Corp.                                 192,416                   4,976
* Micrel, Inc.                                     408,576               $   4,964
* Silicon Image, Inc.                              374,170                   4,913
* DRS Technologies, Inc.                           151,546                   4,834
* Transaction Systems
  Architects, Inc.                                 224,466                   4,833
* MEMC Electronic Materials, Inc.                  487,417                   4,816
* Openwave Systems Inc.                            376,110                   4,777
* SigmaTel Inc.                                    164,111                   4,769
* Sycamore Networks, Inc.                        1,125,010                   4,759
* Microsemi Corp.                                  330,978                   4,703
* Aspect Communications Corp.                      330,320                   4,691
* Manhattan Associates, Inc.                       151,871                   4,690
* Lattice Semiconductor Corp.                      663,739                   4,653
* DSP Group Inc.                                   169,850                   4,627
* Zoran Corp.                                      250,637                   4,599
* InVision Technologies, Inc.                       91,515                   4,567
* Progress Software Corp.                          209,691                   4,544
* Power Integrations, Inc.                         180,450                   4,493
* NetIQ Corp.                                      337,727                   4,458
* RealNetworks, Inc.                               644,685                   4,410
* ScanSource, Inc.                                  73,655                   4,377
* Dendrite International, Inc.                     229,715                   4,268
* ANSYS, Inc.                                       90,642                   4,260
* Ditech Communications Corp.                      182,304                   4,255
* TriQuint Semiconductor, Inc.                     757,565                   4,136
* Keane, Inc.                                      300,564                   4,115
* ON Semiconductor Corp.                           818,775                   4,110
* Internet Security Systems, Inc.                  266,110                   4,082
* Borland Software Corp.                           477,586                   4,055
* Gartner, Inc. Class A                            295,929                   3,912
* Identix, Inc.                                    506,963                   3,787
* Epicor Software Corp.                            269,108                   3,781
* SafeNet, Inc.                                    136,572                   3,780
* Hutchinson Technology, Inc.                      152,949                   3,761
* Newport Corp.                                    230,436                   3,726
* Checkpoint Systems, Inc.                         205,481                   3,684
* SRA International, Inc.                           86,665                   3,668
* Extreme Networks, Inc.                           663,702                   3,664
* Informatica Corp.                                476,237                   3,634
* WebEx Communications, Inc.                       165,450                   3,600
* Harmonic, Inc.                                   421,836                   3,594
* Exar Corp.                                       240,075                   3,520
* Advanced Digital
  Information Corp.                                358,028                   3,473
* Plexus Corp.                                     252,483                   3,409
* Intermagnetics General Corp.                      98,187                   3,341
* Pixelworks, Inc.                                 217,160                   3,327
* Quantum Corp.                                  1,065,510                   3,303
* Digitas Inc.                                     298,410                   3,291
* ViaSat, Inc.                                     131,681                   3,285
* Artisan Components, Inc.                         126,730                   3,270

                                                                             Market
                                                                             Value^
Small-Cap Index Fund                                 Shares                   (000)
* McDATA Corp. Class A                              606,216               $   3,261
* Corvis Corp.                                    2,273,798                   3,206
* Quest Software, Inc.                              248,454                   3,205
* SERENA Software, Inc.                             166,615                   3,181
* Tessera Technologies, Inc.                        173,364                   3,124
* MicroStrategy Inc.                                 73,024                   3,118
* Micromuse Inc.                                    462,238                   3,092
* FormFactor Inc.                                   137,164                   3,079
* j2 Global Communications, Inc.                    108,714                   3,022
* Ariba, Inc.                                     1,523,368                   3,016
* Verity, Inc.                                      222,296                   3,003
* Silicon Graphics, Inc.                          1,357,164                   2,986
* Cirrus Logic                                      495,655                   2,979
* Altiris, Inc.                                     107,840                   2,977
* Mercury Computer
  Systems, Inc.                                     118,308                   2,934
* SonicWALL, Inc.                                   333,789                   2,871
* Mindspeed Technologies, Inc.                      577,820                   2,866
* Pinnacle Systems, Inc.                            399,312                   2,855
* Cray Inc.                                         427,452                   2,830
* Sapient Corp.                                     470,429                   2,827
  Inter-Tel, Inc.                                   112,841                   2,818
* Actel Corp.                                       151,389                   2,801
  Park Electrochemical Corp.                        110,386                   2,787
* Lexar Media, Inc.                                 414,920                   2,772
* Dot Hill Systems Corp.                            242,415                   2,717
  Methode Electronics, Inc. Class A                 208,884                   2,709
* Ciber, Inc.                                       325,326                   2,674
* Magma Design Automation, Inc.                     138,565                   2,665
* Packeteer, Inc.                                   163,939                   2,648
* Synaptics Inc.                                    137,915                   2,641
* Genesis Microchip Inc.                            188,553                   2,596
* ScanSoft, Inc.                                    523,629                   2,592
* Agile Software Corp.                              291,754                   2,553
* Vignette Corp.                                  1,513,536                   2,512
* webMethods, Inc.                                  293,148                   2,512
* Integrated Silicon Solution, Inc.                 205,198                   2,505
* Enterasys Networks, Inc.                        1,174,241                   2,478
* SeaChange International, Inc.                     145,165                   2,450
* Secure Computing Corp.                            208,899                   2,434
* Verint Systems Inc.                                70,731                   2,420
* Excel Technology, Inc.                             70,298                   2,337
  Bel Fuse, Inc. Class B                             55,873                   2,330
* TTM Technologies, Inc.                            192,690                   2,283
* Opsware, Inc.                                     287,439                   2,277
  Agilysys, Inc.                                    162,024                   2,234
* II-VI, Inc.                                        72,314                   2,217
* Standard Microsystem Corp.                         94,870                   2,212
* Interwoven Inc.                                   214,095                   2,162
* InterVoice, Inc.                                  187,035                   2,145
* JDA Software Group, Inc.                          161,764                   2,130
  EDO Corp.                                          87,610               $   2,113
* Kopin Corp.                                       411,060                   2,101
* Remec, Inc.                                       330,732                   2,090
* Finisar Corp.                                   1,043,790                   2,067
* Daktronics, Inc.                                   82,591                   2,061
* AMIS Holdings Inc.                                120,780                   2,044
* Lawson Software Inc.                              287,765                   2,037
* E.piphany Inc.                                    417,497                   2,017
* Retek Inc.                                        325,077                   1,996
* Anaren, Inc.                                      122,111                   1,995
* ChipPAC, Inc.                                     316,929                   1,987
* InFocus Corp.                                     232,200                   1,974
* ESS Technology, Inc.                              184,222                   1,973
  Cubic Corp.                                        93,979                   1,967
  BEI Technologies, Inc.                             69,424                   1,965
* MatrixOne, Inc.                                   283,394                   1,958
* Group 1 Software, Inc.                             85,212                   1,956
* Lionbridge Technologies, Inc.                     245,245                   1,876
* ManTech International Corp.                        99,885                   1,875
* Echelon Corp.                                     166,295                   1,861
  Talx Corp.                                         75,977                   1,856
* OSI Systems Inc.                                   90,064                   1,795
* Transmeta Corp.                                   812,691                   1,780
* Siliconix, Inc.                                    35,408                   1,757
* Inet Technologies, Inc.                           139,224                   1,736
* Tyler Technologies, Inc.                          182,631                   1,728
* Avanex Corp.                                      436,632                   1,698
* Komag, Inc.                                       121,405                   1,696
* MRO Software Inc.                                 124,189                   1,690
* SPSS, Inc.                                         91,667                   1,647
* Blue Coat Systems, Inc.                            49,154                   1,646
* Concur Technologies, Inc.                         152,648                   1,633
  Iomega Corp.                                      289,773                   1,617
* Safeguard Scientifics, Inc.                       702,707                   1,616
* ActivCard Corp.                                   221,866                   1,611
* Westell Technologies, Inc.                        313,521                   1,599
* Netegrity, Inc.                                   188,304                   1,593
* Ixia                                              160,277                   1,577
* Pericom Semiconductor Corp.                       140,631                   1,506
* Universal Display Corp.                           137,239                   1,474
* At Road, Inc.                                     192,424                   1,472
* Herley Industries Inc.                             74,612                   1,458
* MSC Software Corp.                                162,017                   1,450
* Stratex Networks, Inc.                            489,564                   1,444
* Entrust, Inc.                                     315,364                   1,419
* SupportSoft, Inc.                                 161,897                   1,405
* Keynote Systems Inc.                              101,187                   1,391
* Verso Technologies, Inc.                          775,118                   1,356
* PalmSource, Inc.                                   76,877                   1,318
* The TriZetto Group, Inc.                          192,024                   1,287
* Digimarc Corp.                                     96,244                   1,285

                                                                             Market
                                                                             Value^
                                                     Shares                   (000)
* EPIQ Systems, Inc.                                 88,485               $   1,283
* WatchGuard Technologies, Inc.                     176,751                   1,276
* Concord Communications, Inc.                      107,721                   1,229
* Net2Phone, Inc.                                   258,887                   1,173
* Planar Systems, Inc.                               87,166                   1,167
* Manugistics Group, Inc.                           353,223                   1,155
* FalconStor Software, Inc.                         137,075                   1,058
* SeeBeyond Technology Corp.                        275,408                   1,038
* Tier Technologies, Inc.                           105,468                   1,027
* Computer Network
  Technology Corp.                                  162,593                     974
* Monolithic System
  Technology, Inc.                                  125,793                     947
* Bioveris Corp.                                    111,115                     925
* IXYS Corp.                                        116,448                     918
* Oplink Communications, Inc.                       469,953                     902
  Integral Systems, Inc.                             55,633                     895
* Embarcadero Technologies, Inc.                     71,457                     883
* Drexler Technology Corp.                           63,219                     843
* OpenTV Corp.                                      390,306                     812
  Syntel, Inc.                                       46,998                     778
* Neoware Systems, Inc.                              93,105                     770
* PDF Solutions, Inc.                                89,413                     757
* White Electronic Designs Corp.                    141,909                     744
* Ulticom, Inc.                                      62,623                     733
* Virage Logic Corp.                                 80,340                     731
* QAD Inc.                                           68,530                     727
* Concurrent Computer Corp.                         366,599                     726
* CompuCom Systems, Inc.                            149,454                     679
* PEC Solutions, Inc.                                55,791                     666
* SYNNEX Corp.                                       39,258                     616
* iGATE Corp.                                       137,837                     549
* Pegasystems Inc.                                   62,182                     544
* NASSDA Corp.                                       61,643                     255
* McDATA Corp.                                       29,601                     151
  Bel Fuse, Inc. Class A                                240                       9
* MicroStrategy Inc.
  Warrants Exp. 6/24/2007                            11,775                       1
* ProcureNet, Inc.                                  136,100                      --
                                                                          1,061,950
Utilities (5.2%)
  Alliant Energy Corp.                              656,594                  17,124
* Western Wireless Corp. Class A                    475,818                  13,756
  OGE Energy Corp.                                  515,094                  13,119
  Great Plains Energy, Inc.                         438,312                  13,018
  Hawaiian Electric Industries Inc.                 471,984                  12,319
  ONEOK, Inc.                                       542,478                  11,929
* Allegheny Energy, Inc.                            748,904                  11,541
  National Fuel Gas Co.                             457,636                  11,441
  Vectren Corp.                                     447,474                  11,227
  Aqua America, Inc.                                545,965                  10,947
* NII Holdings Inc.                                 319,530               $  10,765
  AGL Resources Inc.                                362,362                  10,527
  Westar Energy, Inc.                               493,252                   9,821
  Piedmont Natural Gas, Inc.                        224,619                   9,591
  UGI Corp. Holding Co.                             296,450                   9,516
* Nextel Partners, Inc.                             594,835                   9,470
  WPS Resources Corp.                               202,558                   9,389
  Peoples Energy Corp.                              219,871                   9,268
  Energen Corp.                                     192,970                   9,261
  Western Gas Resources, Inc.                       282,524                   9,176
  NICOR Inc.                                        259,293                   8,808
* CMS Energy Corp.                                  951,262                   8,685
  Duquesne Light Holdings, Inc.                     446,306                   8,618
  WGL Holdings Inc.                                 286,985                   8,242
  Atmos Energy Corp.                                306,298                   7,838
* Kinder Morgan
  Management, LLC                                   205,793                   7,567
  PNM Resources Inc.                                355,920                   7,392
* Southern Union Co.                                323,047                   6,810
  New Jersey Resources Corp.                        162,076                   6,739
* Cincinnati Bell Inc.                            1,440,110                   6,394
* Southwestern Energy Co.                           212,554                   6,094
  IDACORP, Inc.                                     224,751                   6,068
  Black Hills Corp.                                 180,701                   5,692
* Commonwealth Telephone
  Enterprises, Inc.                                 125,238                   5,607
* Sierra Pacific Resources                          689,623                   5,317
  UniSource Energy Corp.                            200,310                   4,978
  Cleco Corp.                                       276,834                   4,977
  Avista Corp.                                      269,757                   4,969
  Southwest Gas Corp.                               203,227                   4,904
  Northwest Natural Gas Co.                         160,063                   4,882
* El Paso Electric Co.                              281,590                   4,348
* IDT Corp. Class B                                 234,260                   4,320
  CH Energy Group, Inc.                              92,910                   4,315
* Aquila, Inc.                                    1,149,036                   4,091
  UIL Holdings Corp.                                 81,383                   3,963
  Otter Tail Corp.                                  144,092                   3,870
* Price Communications Corp.                        250,263                   3,694
  MGE Energy, Inc.                                  108,263                   3,533
  South Jersey Industries, Inc.                      79,546                   3,500
  The Laclede Group, Inc.                           115,837                   3,175
* PTEK Holdings, Inc.                               272,734                   3,145
  Empire District Electric Co.                      148,954                   2,995
* Mediacom Communications
  Corp.                                             369,511                   2,890
  California Water Service Group                    101,522                   2,797
* Arch Wireless, Inc.                                97,183                   2,769
  Surewest Communications                            77,159                   2,438
* Dobson Communications Corp.                       669,659                   2,183
* IDT Corp.                                         120,120                   2,166

                                                                             Market
                                                                             Value^
Small-Cap Index Fund                                 Shares                   (000)
  American States Water Co.                          89,552               $   2,081
* Primus Telecommunications
  Group, Inc.                                       390,356                   1,983
* General Communication, Inc.                       235,863                   1,873
  CT Communications, Inc.                           100,595                   1,514
  North Pittsburgh Systems, Inc.                     74,513                   1,494
  Cascade Natural Gas Corp.                          65,542                   1,447
  Central Vermont Public
  Service Corp.                                      70,392                   1,442
  NUI Corp.                                          93,722                   1,368
* Intrado Inc.                                       79,535                   1,280
  SJW Corp.                                          37,313                   1,269
  Connecticut Water Services, Inc.                   46,217                   1,186
* Talk America Holdings, Inc.                       148,002                   1,135
* Time Warner Telecom Inc.                          265,296                   1,112
  Shenandoah
  Telecommunications Co.                             40,638                   1,097
* Centennial Communications Corp.
  Class A                                           153,146                   1,095
* Boston Communications
  Group, Inc.                                       101,496                   1,040
* Triton PCS, Inc.                                  214,702                     936
* McLeod USA Inc.                                   561,478                     270
                                                                            437,600
Other (0.6%)
  Carlisle Co., Inc.                                182,799                  11,379
  Teleflex Inc.                                     212,079                  10,636
  Trinity Industries, Inc.                          221,525                   7,042
  Lancaster Colony Corp.                            168,691                   7,024
* McDermott International, Inc.                     349,328                   3,549
  GenCorp, Inc.                                     207,688                   2,781
  Walter Industries, Inc.                           163,761                   2,230
  Kaman Corp. Class A                               130,532                   1,826
* Sequa Corp. Class A                                27,526                   1,609
                                                                             48,076

TOTAL COMMON STOCKS
(Cost $6,251,943)                                                         8,346,854

                                                          Face               Market
                                                        Amount               Value^
                                                         (000)                (000)
TEMPORARY CASH INVESTMENTS (5.1%)(1)
Federal National Mortgage Assn.
(2) 1.03%, 7/7/2004                         $            1,000   $            1,000
(2) 1.04%, 7/28/2004                                     2,000                1,998
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.46%, 7/1/2004--Note E                                423,750              423,750
1.47%, 7/1/2004                                            182                  182
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $426,930)                                                             426,930
TOTAL INVESTMENTS (105.0%)
(Cost $6,678,873)                                                         8,773,784
OTHER ASSETS AND LIABILITIES (-5.0%)
Other Assets--Note B                                                         59,425
Security Lending Collateral
Payable to Brokers--Note E                                                (423,750)
Other Liabilities                                                          (53,717)
                                                                          (418,042)
NET ASSETS (100%)                                                        $8,355,742

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.0%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Securities with an aggregate value of $2,998,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

                                                                 Amount
                                                                  (000)
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
Paid-in Capital                                              $7,060,255
Undistributed Net Investment Income                              30,819
Accumulated Net Realized Losses                               (830,257)
Unrealized Appreciation
Investment Securities                                         2,094,911
Futures Contracts                                                    14
NET ASSETS                                                   $8,355,742

Investor Shares--Net Assets
Applicable to 231,807,057 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                    $5,640,100
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                  $24.33

Admiral Shares--Net Assets
Applicable to 47,932,707 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                    $1,166,933
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                   $24.35

Institutional Shares--Net Assets
Applicable to 60,421,189 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                    $1,472,056
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                             $24.36

VIPER Shares--Net Assets
Applicable to 1,506,080 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                       $76,653
NET ASSET VALUE PER SHARE--
VIPER SHARES                                                     $50.90

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

                                                                               Market
Small-Cap Growth                                                               Value^
Index Fund                                                Shares                (000)
COMMON STOCKS (99.9%)
Auto & Transportation (4.1%)
* Navistar International Corp.                           121,802      $         4,721
  J.B. Hunt Transport
  Services, Inc.                                         109,362                4,219
  Polaris Industries, Inc.                                84,043                4,034
  Oshkosh Truck Corp.                                     66,788                3,828
* Landstar System, Inc.                                   59,032                3,121
  Thor Industries, Inc.                                   72,718                2,433
* AirTran Holdings, Inc.                                 147,929                2,092
  Winnebago Industries, Inc.                              52,823                1,969
* EGL, Inc.                                               73,287                1,949
* Swift Transportation Co., Inc.                         105,808                1,899
  Florida East Coast
  Industries, Inc. Class A                                46,591                1,801
  Heartland Express, Inc.                                 63,379                1,734
* Delta Air Lines, Inc.                                  218,015                1,552
* Forward Air Corp.                                       39,811                1,489
* Kirby Corp.                                             38,152                1,484
  Monaco Coach Corp.                                      50,952                1,435
* Knight Transportation, Inc.                             47,647                1,369
* AMR Corp.                                              108,646                1,316
* Northwest Airlines Corp.
  Class A                                                108,917                1,211
* Pacer International, Inc.                               61,581                1,139
* Tenneco Automotive, Inc.                                80,496                1,065
* Hayes Lemmerz
  International, Inc.                                     69,681                1,052
* Fleetwood Enterprises, Inc.                             67,797                  986
* The Goodyear Tire
  & Rubber Co.                                           107,641                  978
* Old Dominion Freight Line, Inc.                         32,842                  968
* Wabash National Corp.                                   34,085                  939
* Keystone Automotive
  Industries, Inc.                                        29,582                  825
  Arctic Cat, Inc.                                        26,444                  728
* Genesee & Wyoming Inc.
  Class A                                                 29,932                  709
  Wabtec Corp.                                            39,265                  708
* ExpressJet Holdings, Inc.                               57,854                  702
* Gulfmark Offshore, Inc.                                 29,220                  461
* Atlantic Coast Airlines
  Holdings Inc.                                           78,900                  453
* Mesa Air Group Inc.                                     39,759                  322
* America West Holdings Corp.
  Class B                                                 33,877                  308
* Aftermarket Technology Corp.                             8,210                  135
                                                                               56,134
Consumer Discretionary (23.1%)
* Monster Worldwide Inc.                                 214,228                5,510
* Getty Images, Inc.                                      90,273                5,416
* O'Reilly Automotive, Inc.                               96,007      $         4,340
  The Corporate Executive
  Board Co.                                               72,799                4,207
  Station Casinos, Inc.                                   85,832                4,154
* Education Management Corp.                             120,922                3,973
* Copart, Inc.                                           139,087                3,714
  Applebee's International, Inc.                         159,612                3,674
  Regis Corp.                                             82,303                3,670
* Timberland Co.                                          56,576                3,654
  Claire's Stores, Inc.                                  163,231                3,542
  Ruby Tuesday, Inc.                                     128,534                3,528
* Ask Jeeves, Inc.                                        88,004                3,435
* ITT Educational Services, Inc.                          89,198                3,391
* Marvel Enterprises Inc.                                170,248                3,323
* Earthlink, Inc.                                        307,577                3,183
* DeVry, Inc.                                            115,770                3,174
  SCP Pool Corp.                                          69,300                3,119
* Valassis Communications, Inc.                          101,479                3,092
* PETCO Animal Supplies, Inc.                             95,469                3,075
* Urban Outfitters, Inc.                                  50,327                3,065
* Wynn Resorts Ltd.                                       78,280                3,024
* American Eagle Outfitters, Inc.                        104,088                3,009
* Pacific Sunwear of
  California, Inc.                                       152,395                2,982
  Strayer Education, Inc.                                 26,287                2,933
* Laureate Education Inc.                                 76,451                2,923
  Harte-Hanks, Inc.                                      119,302                2,912
* The Yankee Candle Co., Inc.                             97,313                2,846
* Take-Two Interactive
  Software, Inc.                                          86,960                2,664
* Sonic Corp.                                            115,231                2,622
* Fossil, Inc.                                            95,578                2,605
  MSC Industrial Direct Co., Inc.
  Class A                                                 78,957                2,593
* Quiksilver, Inc.                                       108,573                2,585
* Linens `n Things, Inc.                                  87,889                2,576
* Corrections Corp. of
  America REIT                                            64,834                2,560
* Kroll Inc.                                              68,943                2,543
* Waste Connections, Inc.                                 84,838                2,516
* Tractor Supply Co.                                      59,459                2,487
  John Wiley & Sons Class A                               74,127                2,372
* CNET Networks, Inc.                                    208,767                2,311
* Aeropostale, Inc.                                       82,195                2,212
* Arbitron Inc.                                           60,130                2,196
* CEC Entertainment Inc.                                  74,190                2,189
* Charter Communications, Inc.                           546,107                2,141
* Scientific Games Corp.                                 109,518                2,096
  Grey Global Group Inc.                                   2,121                2,089
* Penn National Gaming, Inc.                              62,209                2,065
  Matthews International Corp.                            62,683                2,065

                                                                               Market
                                                                               Value^
                                                          Shares                (000)
* Emmis Communications, Inc.                              98,032      $         2,057
* Krispy Kreme Doughnuts, Inc.                           106,951                2,042
* Panera Bread Co.                                        55,307                1,984
* DoubleClick Inc.                                       254,863                1,980
* United Natural Foods, Inc.                              68,491                1,980
* Sirva Inc.                                              85,559                1,968
* P.F. Chang's China Bistro, Inc.                         47,297                1,946
  Talbots Inc.                                            49,653                1,944
  ADVO, Inc.                                              58,825                1,937
* Barnes & Noble, Inc.                                    56,286                1,913
* Hot Topic, Inc.                                         93,241                1,911
* Navigant Consulting, Inc.                               88,396                1,895
* InfoSpace, Inc.                                         49,251                1,874
  Choice Hotel International, Inc.                        36,780                1,845
  The Brink's Co.                                         52,860                1,810
* Jarden Corp.                                            50,242                1,808
* NetFlix.com, Inc.                                       50,142                1,803
* Dick's Sporting Goods, Inc.                             53,966                1,800
* Shuffle Master, Inc.                                    48,643                1,766
* United Online, Inc.                                     99,750                1,757
* Tetra Tech, Inc.                                       106,503                1,738
* ValueClick, Inc.                                       145,042                1,738
* Men's Wearhouse, Inc.                                   65,124                1,719
* Catalina Marketing Corp.                                93,646                1,713
* Guitar Center, Inc.                                     37,896                1,685
* Cumulus Media Inc.                                     100,122                1,683
  Watson Wyatt & Co. Holdings                             62,707                1,671
* Big Lots Inc.                                          113,990                1,648
* Resources Connection, Inc.                              42,107                1,647
* Rare Hospitality
  International Inc.                                      65,783                1,638
  Ethan Allen Interiors, Inc.                             44,797                1,609
* Alliance Gaming Corp.                                   89,569                1,537
  Pier 1 Imports Inc.                                     86,333                1,527
* Tuesday Morning Corp.                                   51,764                1,501
* Select Comfort Corp.                                    52,774                1,499
  CBRL Group, Inc.                                        48,502                1,496
* Gaylord Entertainment Co.                               47,501                1,491
* Global Imaging Systems, Inc.                            40,606                1,489
* Journal Register Co.                                    73,468                1,469
* CoStar Group, Inc.                                      31,770                1,459
  Fred's, Inc.                                            64,756                1,430
* The Sports Authority, Inc.                              39,026                1,401
* Cost Plus, Inc.                                         42,499                1,379
* Bright Horizons Family
  Solutions, Inc.                                         25,649                1,375
* CMGI Inc.                                              703,284                1,371
* MAXIMUS, Inc.                                           38,359                1,360
* R.H. Donnelley Corp.                                    30,318                1,326
* Six Flags, Inc.                                        181,157                1,315
* Multimedia Games Inc.                                   48,766                1,308
  Christopher & Banks Corp.                               73,544      $         1,302
  Gevity HR, Inc.                                         49,727                1,302
* 99 Cents Only Stores                                    84,653                1,291
* Hibbett Sporting Goods, Inc.                            45,216                1,237
* The Warnaco Group, Inc.                                 57,967                1,233
* WMS Industries, Inc.                                    40,721                1,213
* ProQuest Co.                                            44,293                1,207
* West Corp.                                              45,889                1,200
* CKE Restaurants Inc.                                    89,663                1,195
* Universal Technical Institute Inc.                      29,789                1,191
* Priceline.com, Inc.                                     44,045                1,186
* Labor Ready, Inc.                                       76,083                1,179
* Too Inc.                                                67,190                1,122
* Lin TV Corp.                                            51,806                1,098
* Jo-Ann Stores, Inc.                                     36,076                1,061
* Elizabeth Arden, Inc.                                   49,889                1,050
  K-Swiss, Inc.                                           51,703                1,045
  Aaron Rents, Inc. Class B                               31,280                1,037
* Genesco, Inc.                                           42,293                  999
  G & K Services, Inc. Class A                            24,617                  989
* The Advisory Board Co.                                  27,688                  986
* Big 5 Sporting Goods Corp.                              37,498                  982
* Gemstar-TV Guide
  International, Inc.                                    203,645                  977
* Korn/Ferry International                                47,978                  929
* J. Jill Group, Inc.                                     38,934                  918
  Sinclair Broadcast Group, Inc.                          89,415                  918
  Rollins, Inc.                                           39,847                  917
* Overstock.com, Inc.                                     22,883                  894
* The Gymboree Corp.                                      58,187                  894
* aQuantive, Inc.                                         88,574                  875
* Coinstar, Inc.                                          39,417                  866
* Stein Mart, Inc.                                        52,883                  860
* Leapfrog Enterprises, Inc.                              43,019                  856
* Insight Enterprises, Inc.                               47,101                  837
* Coldwater Creek Inc.                                    30,568                  809
  Blyth, Inc.                                             23,300                  804
  Ameristar Casinos, Inc.                                 23,689                  795
* Sharper Image Corp.                                     23,845                  748
* Hollywood Entertainment Corp.                           55,448                  741
* A.C. Moore Arts & Crafts, Inc.                          26,442                  727
* Spanish Broadcasting
  System, Inc.                                            77,246                  719
* The Dress Barn, Inc.                                    41,931                  718
* Entravision Communications Corp.                        92,992                  714
* Papa John's International, Inc.                         24,126                  713
* Teletech Holdings Inc.                                  80,489                  706
* Electronics Boutique
  Holdings Corp.                                          26,748                  705
* West Marine, Inc.                                       26,195                  703
  Hollinger International, Inc.                           41,696                  700

                                                                               Market
Small-Cap Growth                                                               Value^
Index Fund                                                Shares                (000)
* Heidrick & Struggles
  International, Inc.                                     23,354      $           693
  Oakley, Inc.                                            53,018                  686
* Argosy Gaming Co.                                       18,219                  685
* FTI Consulting, Inc.                                    41,296                  681
* California Pizza Kitchen, Inc.                          35,157                  674
* Information Holdings Inc.                               24,586                  673
* Charlotte Russe Holding Inc.                            31,424                  672
* infoUSA Inc.                                            66,249                  672
* Harris Interactive Inc.                                 99,308                  667
* Salem Communications Corp.                              23,820                  646
  Kenneth Cole Productions, Inc.                          18,497                  634
  World Fuel Services Corp.                               14,003                  631
* TiVo Inc.                                               86,747                  615
* Autobytel Inc.                                          67,292                  611
* The Children's Place
  Retail Stores, Inc.                                     25,945                  610
* Steiner Leisure Ltd.                                    27,390                  603
* Spherion Corp.                                          58,926                  598
* Stage Stores, Inc.                                      15,862                  597
* 4Kids Entertainment Inc.                                24,934                  596
* Red Robin Gourmet Burgers                               21,767                  596
* AMC Entertainment, Inc.                                 38,315                  589
* Gartner, Inc. Class B                                   45,395                  585
* USANA Health Sciences, Inc.                             18,690                  581
* Revlon, Inc. Class A                                   196,659                  580
* GameStop Corp.                                          37,839                  576
* Central European
  Distribution Corp.                                      22,045                  571
* MemberWorks, Inc.                                       19,083                  565
* PRIMEDIA Inc.                                          203,260                  565
* Cole National Corp. Class A                             24,191                  565
  The Nautilus Group, Inc.                                28,489                  556
* Wireless Facilities, Inc.                               56,384                  554
* ValueVision Media, Inc.                                 42,178                  549
* FreeMarkets, Inc.                                       83,382                  544
* Pre-Paid Legal Services, Inc.                           22,783                  543
* Midway Games Inc.                                       46,962                  541
* Insight Communications Co., Inc.                        57,642                  534
* MTR Gaming Group Inc.                                   48,662                  533
* Forrester Research, Inc.                                28,444                  530
* Exult Inc.                                              95,928                  516
* Skechers U.S.A., Inc.                                   39,584                  515
* Playtex Products, Inc.                                  65,168                  510
  Movie Gallery, Inc.                                     25,323                  495
* Steven Madden, Ltd.                                     24,682                  493
* Carter's, Inc.                                          16,301                  475
* Playboy Enterprises, Inc.
  Class B                                                 40,687                  472
* Isle of Capri Casinos, Inc.                             26,425                  461
* AMN Healthcare Services, Inc.                           30,143                  461
* Saga Communications, Inc.                               25,135      $           459
* Regent Communications, Inc.                             72,252                  447
* Alloy, Inc.                                             69,558                  428
  Oshkosh B' Gosh, Inc. Class A                           16,936                  423
* Bombay Co.                                              68,403                  419
* 1-800-FLOWERS.COM, Inc.                                 51,082                  416
  Gray Television, Inc.                                   29,886                  415
  Renaissance Learning, Inc.                              18,094                  406
* Finish Line, Inc.                                       13,400                  404
  World Wrestling
  Entertainment, Inc.                                     30,724                  392
* NetRatings, Inc.                                        23,041                  375
* RC2 Corp.                                               10,027                  356
  Stamps.com Inc.                                         34,863                  355
* bebe stores, inc.                                       14,977                  300
* Party City Corp.                                        23,928                  299
* Del Laboratories, Inc.                                   9,489                  294
* Young Broadcasting Inc.                                 22,211                  292
  Triarc Cos., Inc. Class A                               26,816                  277
* Guess ?, Inc.                                           16,976                  273
* Orbitz, Inc.                                            12,633                  273
* Learning Tree International, Inc.                       18,552                  269
* Hudson Highland Group, Inc.                              8,731                  268
* Drugstore.com, Inc.                                     75,284                  263
* Paxson Communications Corp.                             80,432                  261
* Cross Country Healthcare, Inc.                          14,286                  259
* Restoration Hardware, Inc.                              34,708                  254
* O'Charley's Inc.                                        14,488                  249
* GSI Commerce, Inc.                                      24,101                  232
* Martha Stewart Living
  Omnimedia, Inc.                                         24,340                  219
* PC Connection, Inc.                                     31,596                  208
* Beasley Broadcast Group, Inc.                           13,719                  205
* Kirkland's, Inc.                                        16,448                  196
* Fisher Communications, Inc.                              3,861                  194
* Vail Resorts Inc.                                        9,918                  190
* Atari, Inc.                                             71,913                  173
* 1-800 CONTACTS, Inc.                                    11,544                  171
* Medical Staffing Network
  Holdings, Inc.                                          23,117                  149
  Triarc Cos., Inc. Class B                               14,304                  145
  Advanced Marketing Services                             10,146                  131
* The Wet Seal, Inc. Class A                              24,214                  127
* Lightbridge, Inc.                                        1,666                    9
                                                                              313,519
Consumer Staples (1.5%)
* Rite Aid Corp.                                       1,006,598                5,254
  Church & Dwight, Inc.                                   80,002                3,662
* NBTY, Inc.                                             104,015                3,057
* Performance Food Group Co.                              89,665                2,380
* 7-Eleven, Inc.                                          76,428                1,364

                                                                               Market
                                                                               Value^
                                                          Shares                (000)
  Sanderson Farms, Inc.                                   17,332      $           929
  Tootsie Roll Industries, Inc.                           25,918                  842
* Wild Oats Markets Inc.                                  46,953                  661
* Peet's Coffee & Tea Inc.                                24,279                  607
  Winn-Dixie Stores, Inc.                                 83,210                  599
  Vector Group Ltd.                                       30,393                  479
* Boston Beer Co., Inc. Class A                           15,772                  318
  Coca-Cola Bottling Co.                                   3,871                  224
  Arden Group Inc. Class A                                 2,372                  213
* The Great Atlantic &
  Pacific Tea Co., Inc.                                   11,540                   88
                                                                               20,677
Financial Services (7.7%)
  Certegy, Inc.                                          125,588                4,873
  Waddell & Reed Financial, Inc.                         159,194                3,520
  UCBH Holdings, Inc.                                     83,591                3,304
* BISYS Group, Inc.                                      234,351                3,295
* Alliance Data Systems Corp.                             77,701                3,283
* Affiliated Managers Group, Inc.                         62,508                3,149
  East West Bancorp, Inc.                                 97,874                3,005
  Jack Henry & Associates Inc.                           139,807                2,810
  International Bancshares Corp.                          69,199                2,806
* Silicon Valley Bancshares                               68,435                2,713
  Global Payments Inc.                                    59,056                2,659
  Southwest Bancorporation
  of Texas, Inc.                                          56,794                2,506
* Kronos, Inc.                                            60,277                2,483
  Fremont General Corp.                                  125,848                2,221
  Maguire Properties, Inc. REIT                           82,989                2,056
  FactSet Research Systems Inc.                           42,894                2,028
  HCC Insurance Holdings, Inc.                            59,682                1,994
  Hilb, Rogal and Hamilton Co.                            55,797                1,991
  Wintrust Financial Corp.                                37,479                1,893
  Jefferies Group, Inc.                                   61,041                1,887
* The First Marblehead Corp.                              46,544                1,874
* Alleghany Corp.                                          6,310                1,811
* eFunds Corp.                                            92,281                1,615
  NDCHealth Corp.                                         69,240                1,606
  John H. Harland Co.                                     53,920                1,583
  CVB Financial Corp.                                     70,648                1,539
  First BanCorp Puerto Rico                               35,173                1,433
* Commercial Capital Bancorp, Inc.                        82,469                1,432
* Digital Insight Corp.                                   64,900                1,345
  United Community Banks, Inc.                            52,239                1,315
* S1 Corp.                                               131,768                1,310
  Manufactured Home
  Communities, Inc. REIT                                  37,860                1,257
  W Holding Co., Inc.                                     72,588                1,246
* USI Holdings Corp.                                      78,239                1,236
  National Financial Partners Corp.                       34,801                1,227
* Financial Federal Corp.                                 34,613                1,220
* Sotheby's Holdings Class A                              74,641      $         1,191
  Gold Banc Corp., Inc.                                   73,697                1,142
  Boston Private Financial
  Holdings, Inc.                                          49,087                1,137
* Interactive Data Corp.                                  63,234                1,102
* Triad Guaranty, Inc.                                    18,368                1,069
* eSPEED, Inc. Class A                                    59,326                1,047
* Investment Technology Group, Inc.                       80,998                1,036
* Ocwen Financial Corp.                                   79,315                  955
  Direct General Corp.                                    29,344                  947
  Aspen Insurance Holdings Ltd.                           40,423                  939
* Advent Software, Inc.                                   51,544                  931
* Sterling Financial Corp.                                27,919                  890
  PrivateBancorp, Inc.                                    31,044                  852
* Instinet Group Inc.                                    161,203                  851
* Arch Capital Group Ltd.                                 19,258                  768
  Harleysville National Corp.                             28,518                  730
* HomeStore, Inc.                                        175,594                  701
* Accredited Home Lenders
  Holding Co.                                             23,618                  665
  Main Street Banks, Inc.                                 22,625                  636
* Nelnet, Inc.                                            34,712                  616
  Hanmi Financial Corp.                                   19,956                  589
  S.Y. Bancorp, Inc.                                      22,827                  534
* iPayment Holdings, Inc.                                 12,795                  525
* BankUnited Financial Corp.                              18,971                  489
  City Holding Co.                                        15,418                  487
  Bank of the Ozarks, Inc.                                20,632                  481
  Scottish Re Group Ltd.                                  20,487                  476
* CCC Information Services Group                          28,327                  476
* Citizens, Inc.                                          57,685                  473
* Portfolio Recovery
  Associates, Inc.                                        16,488                  455
* FelCor Lodging Trust, Inc. REIT                         34,107                  413
  Peapack Gladstone
  Financial Corp.                                         12,278                  394
  WFS Financial, Inc.                                      7,922                  392
  CoBiz Inc.                                              26,094                  361
* PRG-Schultz International, Inc.                         65,911                  361
  Old Second Bancorp, Inc.                                 6,288                  332
* Rewards Network Inc.                                    35,160                  316
  Gabelli Asset Management Inc.                            6,736                  286
* Argonaut Group, Inc.                                    15,304                  282
  PXRE Group Ltd.                                          9,490                  240
* Portal Software, Inc.                                   64,637                  235
* InterCept, Inc.                                         12,636                  207
* Federal Agricultural Mortgage
  Corp. Class C                                            5,952                  142
  Charter Financial Corp.                                  3,917                  133
* Metris Cos., Inc.                                          583                    5
                                                                              104,814

                                                                               Market
Small-Cap Growth                                                               Value^
Index Fund                                                Shares                (000)
Health Care (20.7%)
* DaVita, Inc.                                           191,395      $         5,901
* Cytyc Corp.                                            213,820                5,425
* Covance, Inc.                                          122,085                4,710
* Gen-Probe Inc.                                          95,617                4,525
* Renal Care Group, Inc.                                 132,906                4,403
* Charles River Laboratories, Inc.                        89,916                4,394
  Medicis Pharmaceutical Corp.                           106,949                4,273
* IDEXX Laboratories Corp.                                67,835                4,270
* Stericycle, Inc.                                        80,288                4,154
* Edwards Lifesciences Corp.                             116,438                4,058
  Cooper Cos., Inc.                                       63,219                3,994
* Andrx Group                                            141,514                3,952
* Respironics, Inc.                                       67,066                3,940
* Affymetrix, Inc.                                       117,373                3,842
* INAMED Corp.                                            58,767                3,694
* MGI Pharma, Inc.                                       136,668                3,691
* Accredo Health, Inc.                                    93,761                3,652
* Neurocrine Biosciences, Inc.                            68,787                3,567
* OSI Pharmaceuticals, Inc.                               49,468                3,485
* ResMed Inc.                                             65,606                3,343
* Protein Design Labs, Inc.                              173,762                3,324
* Pediatrix Medical Group, Inc.                           47,530                3,320
* Techne Corp.                                            76,081                3,306
* Martek Biosciences Corp.                                57,039                3,204
* Pharmaceutical Product
  Development, Inc.                                       98,473                3,128
* STERIS Corp.                                           135,990                3,068
* VCA Antech, Inc.                                        67,750                3,037
  Mentor Corp.                                            85,623                2,936
* Apria Healthcare Group Inc.                             98,868                2,838
* First Health Group Corp.                               178,016                2,779
* eResearch Technology, Inc.                              94,915                2,658
* LifePoint Hospitals, Inc.                               70,487                2,624
* Nektar Therapeutics                                    130,654                2,608
* The Medicines Co.                                       83,645                2,552
* VISX Inc.                                               95,040                2,539
  Invacare Corp.                                          55,807                2,496
* Cerner Corp.                                            55,714                2,484
* Advanced Medical Optics, Inc.                           57,189                2,435
* PAR Pharmaceutical Cos. Inc.                            68,315                2,405
* Alkermes, Inc.                                         174,057                2,367
* AMERIGROUP Corp.                                        48,069                2,365
* Amylin Pharmaceuticals, Inc.                           101,128                2,306
* Dade Behring Holdings Inc.                              47,930                2,278
* Sybron Dental Specialties, Inc.                         75,054                2,240
* Eon Labs, Inc.                                          51,770                2,119
* Endo Pharmaceuticals
  Holdings, Inc.                                          89,927                2,109
* Telik, Inc.                                             85,229                2,034
* Ligand Pharmaceuticals Inc.
  Class B                                                114,642                1,992
* NeighborCare Inc.                                       62,828      $         1,968
* Inveresk Research Group Inc.                            62,938                1,941
* Bio-Rad Laboratories, Inc.
  Class A                                                 32,494                1,913
  Diagnostic Products Corp.                               42,233                1,856
* United Surgical Partners
  International, Inc.                                     46,509                1,836
* ILEX Oncology, Inc.                                     72,137                1,803
* Human Genome Sciences, Inc.                            147,369                1,714
* Priority Healthcare Corp. Class B                       71,580                1,643
* Applera Corp.-
  Celera Genomics Group                                  141,786                1,632
  Valeant Pharmaceuticals
  International                                           81,534                1,631
  PolyMedica Corp.                                        51,143                1,587
* Nabi Biopharmaceuticals                                111,435                1,585
* Tularik, Inc.                                           63,641                1,578
* American Healthways Inc.                                59,203                1,576
* American Medical Systems
  Holdings, Inc.                                          45,281                1,526
* Centene Corp.                                           39,422                1,520
* CONMED Corp.                                            54,640                1,497
  Select Medical Corp.                                   111,536                1,497
* AmSurg Corp.                                            58,570                1,472
* Atrix Laboratories, Inc.                                42,089                1,443
* Connetics Corp.                                         68,860                1,391
* Salix Pharmaceuticals, Ltd.                             42,214                1,391
* AtheroGenics, Inc.                                      72,029                1,371
* Onyx Pharmaceuticals, Inc.                              31,911                1,352
* Impax Laboratories, Inc.                                67,690                1,312
* Biosite Inc.                                            28,863                1,297
* Cyberonics, Inc.                                        38,722                1,292
* Advanced Neuromodulation
  Systems, Inc.                                           38,962                1,278
* Odyssey Healthcare, Inc.                                67,888                1,278
* Ventana Medical Systems, Inc.                           26,598                1,264
* Wright Medical Group, Inc.                              35,327                1,258
* Immucor Inc.                                            38,537                1,254
* American Pharmaceuticals
  Partners, Inc.                                          41,220                1,252
* K-V Pharmaceutical Co. Class A                          54,014                1,247
* Haemonetics Corp.                                       41,243                1,223
* IDX Systems Corp.                                       37,931                1,210
* Possis Medical Inc.                                     35,158                1,201
* ArthroCare Corp.                                        41,077                1,195
* Abgenix, Inc.                                          100,445                1,177
* Eclipsys Corp.                                          76,927                1,174
* Integra LifeSciences Holdings                           33,219                1,172
* Intuitive Surgical, Inc.                                61,622                1,171
* Dendreon Corp.                                          95,467                1,169
* Wilson Greatbatch
  Technologies, Inc.                                      41,532                1,161

                                                                               Market
                                                                               Value^
                                                          Shares                (000)
  Arrow International, Inc.                               38,123      $         1,141
* Digene Corp.                                            30,355                1,109
* Enzon Pharmaceuticals, Inc.                             85,314                1,089
* Vertex Pharmaceuticals, Inc.                            98,888                1,072
* Kos Pharmaceuticals, Inc.                               32,303                1,065
* LabOne, Inc.                                            33,087                1,052
* CV Therapeutics, Inc.                                   61,280                1,027
* Molina Healthcare Inc.                                  26,592                1,015
* United Therapeutics Corp.                               39,341                1,009
* Noven Pharmaceuticals, Inc.                             45,126                  994
* Align Technology, Inc.                                  52,196                  992
* NPS Pharmaceuticals Inc.                                47,031                  988
* First Horizon
  Pharmaceutical Corp.                                    52,226                  987
* Inspire Pharmaceuticals, Inc.                           58,829                  984
* Serologicals Corp.                                      48,077                  961
* CIMA Labs Inc.                                          28,439                  959
* PSS World Medical, Inc.                                 85,291                  955
* Thoratec Corp.                                          86,948                  933
* Hologic, Inc.                                           39,392                  916
* Sunrise Senior Living, Inc.                             22,832                  894
* Per-Se Technologies, Inc.                               61,210                  890
* Myriad Genetics, Inc.                                   59,545                  888
* Kyphon Inc.                                             31,210                  879
* Chattem, Inc.                                           30,422                  878
* Encysive Pharmaceuticals, Inc.                         102,568                  872
* Cubist Pharmaceuticals, Inc.                            78,484                  871
* Exelixis, Inc.                                          85,941                  867
* InterMune Inc.                                          55,764                  860
* Discovery Laboratories, Inc.                            89,308                  856
* RehabCare Group, Inc.                                   31,583                  841
* Transkaryotic Therapies, Inc.                           54,571                  816
* Vicuron Pharmaceuticals Inc.                            64,916                  815
  Perrigo Co.                                             42,956                  815
* ICU Medical, Inc.                                       24,094                  808
* EPIX Medical, Inc.                                      37,540                  792
* Merit Medical Systems, Inc.                             48,417                  771
* OraSure Technologies, Inc.                              77,531                  754
* BioMarin Pharmaceutical Inc.                           125,221                  751
* XOMA Ltd.                                              163,833                  734
* Adolor Corp.                                            56,741                  720
* SurModics, Inc.                                         29,025                  715
* Enzo Biochem, Inc.                                      46,858                  703
* Medarex, Inc.                                           95,338                  695
* CTI Molecular Imaging, Inc.                             48,572                  689
* SonoSite, Inc.                                          28,753                  687
* Pharmion Corp.                                          14,020                  686
* Kensey Nash Corp.                                       19,843                  685
* Lexicon Genetics Inc.                                   86,176                  676
* PAREXEL International Corp.                             33,044                  654
* Tanox, Inc.                                             33,400                  637
* Incyte Corp.                                            83,153                  635
* Zoll Medical Corp.                                      17,847      $           626
* Isis Pharmaceuticals, Inc.                              98,400                  565
* Inverness Medical
  Innovations, Inc.                                       25,343                  555
* Conceptus, Inc.                                         48,737                  548
* Cell Therapeutics, Inc.                                 73,345                  541
* K-V Pharmaceutical Co. Class B                          20,864                  527
* Albany Molecular Research, Inc.                         39,956                  517
* Alexion Pharmaceuticals, Inc.                           27,532                  512
* Diversa Corp.                                           50,108                  508
* Zymogenetics, Inc.                                      26,679                  507
* VistaCare, Inc.                                         26,775                  497
* DJ Orthopedics Inc.                                     21,297                  490
* ImmunoGen, Inc.                                         79,079                  483
* Molecular Devices Corp.                                 26,134                  465
* Accelrys Inc.                                           46,660                  460
* Antigenics, Inc.                                        52,090                  446
* ARIAD Pharmaceuticals, Inc.                             58,552                  439
* Corixa Corp.                                            91,474                  427
* Cell Genesys, Inc.                                      40,429                  420
* Immunomedics Inc.                                       81,800                  398
* Regeneron Pharmaceuticals, Inc.                         36,780                  387
* Closure Medical Corp.                                   15,364                  386
* Bruker BioSciences Corp.                                78,720                  383
* CorVel Corp.                                            13,457                  382
* SciClone Pharmaceuticals, Inc.                          73,052                  373
* CardioDynamics
  International Corp.                                     72,126                  364
* Genesis Healthcare Corp.                                10,939                  318
* Maxygen Inc.                                            28,300                  299
* Trimeris, Inc.                                          20,371                  294
* Columbia Laboratories Inc.                              78,260                  271
* Pozen Inc.                                              39,179                  268
  Young Innovations, Inc.                                 10,520                  267
* Gentiva Health Services, Inc.                           16,430                  267
* CuraGen Corp.                                           41,748                  251
  Computer Programs and
  Systems, Inc.                                           12,268                  250
* Exact Sciences Corp.                                    39,679                  244
* Genta Inc.                                              86,571                  216
* Geron Corp.                                             26,555                  215
* NeoPharm, Inc.                                          17,676                  183
* PRAECIS Pharmaceuticals Inc.                            47,803                  182
* Lannett Company, Inc.                                   11,786                  177
* Savient Pharmaceuticals Inc.                            56,871                  141
* Specialty Laboratories, Inc.                            15,144                  136
  Vital Signs, Inc.                                        4,531                  132
* Alliance Imaging, Inc.                                  28,140                  129
* aaiPharma Inc.                                          18,907                  102
* MedQuist, Inc.                                           5,018                   60
                                                                              280,822

                                                                               Market
Small-Cap Growth                                                               Value^
Index Fund                                                Shares                (000)
Integrated Oils (0.1%)
* KCS Energy, Inc.                                        90,122      $         1,200

Other Energy (5.5%)
* Ultra Petroleum Corp.                                  141,348                5,277
* Grant Prideco, Inc.                                    225,869                4,170
* Varco International, Inc.                              180,263                3,946
  Patina Oil & Gas Corp.                                 129,440                3,866
* FMC Technologies Inc.                                  124,142                3,575
  CONSOL Energy, Inc.                                     96,811                3,485
* Evergreen Resources, Inc.                               75,538                3,052
* Newfield Exploration Co.                                49,450                2,756
  Helmerich & Payne, Inc.                                 98,107                2,565
* Key Energy Services, Inc.                              254,522                2,403
* Unit Corp.                                              75,756                2,383
* Cal Dive International, Inc.                            70,315                2,132
* Spinnaker Exploration Co.                               52,472                2,066
* Denbury Resources, Inc.                                 95,752                2,006
  St. Mary Land & Exploration Co.                         55,332                1,973
* Quicksilver Resources, Inc.                             26,604                1,784
* Oceaneering International, Inc.                         48,563                1,663
* Hanover Compressor Co.                                 128,134                1,525
* Encore Acquisition Co.                                  53,799                1,501
* Grey Wolf, Inc.                                        335,332                1,422
  Cabot Oil & Gas Corp.                                   31,689                1,340
  Arch Coal, Inc.                                         34,919                1,278
  CARBO Ceramics Inc.                                     18,657                1,273
* TETRA Technologies, Inc.                                43,277                1,162
* Input/Output, Inc.                                     135,346                1,122
* Superior Energy Services, Inc.                         108,036                1,086
* W-H Energy Services, Inc.                               53,328                1,045
* Remington Oil & Gas Corp.                               42,237                  997
* Hydrill Co.                                             31,479                  992
* Newpark Resources, Inc.                                157,598                  977
* Atwood Oceanics, Inc.                                   21,558                  900
* Energy Partners, Ltd.                                   50,386                  771
* Prima Energy Corp.                                      18,999                  752
* Harvest Natural Resources, Inc.                         44,869                  669
  Penn Virginia Corp.                                     17,820                  643
* FuelCell Energy, Inc.                                   54,553                  637
* Plains Resources Inc.                                   36,612                  621
* Magnum Hunter Resources Inc.                            57,507                  597
  Frontier Oil Corp.                                      25,819                  547
* KFX, Inc.                                               69,116                  527
* Global Power Equipment
  Group Inc.                                              58,232                  467
* Parker Drilling Co.                                    118,661                  453
* Plug Power, Inc.                                        60,312                  451
* Core Laboratories NV                                    19,255                  443
* Comstock Resources, Inc.                                21,128                  411
* Oil States International, Inc.                          26,098                  399
* Global Industries Ltd.                                  56,030                  320
  Gulf Island Fabrication, Inc.                           10,581      $           229
* Dril-Quip, Inc.                                          8,759                  164
* TransMontaigne Inc.                                     17,789                   96
                                                                               74,919
Materials & Processing (3.9%)
* Crown Holdings, Inc.                                   321,692                3,207
  IMC Global Inc.                                        214,269                2,871
* Scotts Co.                                              44,251                2,827
* Rogers Corp.                                            32,146                2,247
  Reliance Steel & Aluminum Co.                           53,482                2,156
* Maverick Tube Corp.                                     81,797                2,148
* Armor Holdings, Inc.                                    60,359                2,052
  Airgas, Inc.                                            83,522                1,997
* Steel Dynamics, Inc.                                    66,811                1,913
* GrafTech International Ltd.                            182,556                1,910
  Simpson Manufacturing Co.                               33,255                1,866
  Florida Rock Industries, Inc.                           40,942                1,727
* Coeur d'Alene Mines Corp.                              414,997                1,693
* Cabot Microelectronics Corp.                            48,304                1,479
* Millennium Chemicals, Inc.                              81,991                1,420
* Symyx Technologies, Inc.                                55,835                1,347
* Apex Silver Mines Ltd.                                  78,411                1,337
* Hecla Mining Co.                                       226,804                1,293
  Allegheny Technologies Inc.                             62,991                1,137
  Forest City Enterprise Class A                          20,998                1,113
* AK Steel Corp.                                         200,757                1,058
* Ceradyne, Inc.                                          29,208                1,045
* Graphic Packaging Corp.                                113,005                  977
* Dycom Industries, Inc.                                  33,156                  928
* Insituform Technologies Inc.
  Class A                                                 51,637                  840
  Brookfield Homes Corp.                                  30,108                  789
  AMCOL International Corp.                               40,128                  760
  MacDermid, Inc.                                         22,285                  754
* Century Aluminum Co.                                    30,082                  746
* Lone Star Technologies, Inc.                            23,498                  648
* NCI Building Systems, Inc.                              18,880                  615
* Stillwater Mining Co.                                   39,579                  594
* Trex Co., Inc.                                          15,682                  592
* Encore Wire Corp.                                       20,959                  578
  Penn Engineering &
  Manufacturing Corp.                                     23,404                  502
* Tejon Ranch Co.                                         14,108                  491
* Mobile Mini, Inc.                                       17,154                  487
  Royal Gold, Inc.                                        34,205                  485
* Interface, Inc.                                         43,176                  377
* AAON, Inc.                                              18,646                  376
  Silgan Holdings, Inc.                                    8,215                  331
* Avatar Holding, Inc.                                     6,790                  282
  Apogee Enterprises, Inc.                                24,261                  252
* Energy Conversion Devices, Inc.                         20,066                  226
                                                                               52,473

                                                                               Market
                                                                               Value^
                                                          Shares                (000)
Producer Durables (9.5%)
* American Tower Corp. Class A                           413,438      $         6,284
* Crown Castle International Corp.                       388,351                5,728
* Andrew Corp.                                           279,138                5,586
  Donaldson Co., Inc.                                    152,415                4,466
* Polycom, Inc.                                          194,803                4,366
  Herman Miller, Inc.                                    141,976                4,109
  Roper Industries Inc.                                   71,854                4,088
* Mettler-Toledo International Inc.                       82,455                4,052
  Graco, Inc.                                            127,768                3,967
* Plantronics, Inc.                                       89,723                3,777
* United Defense Industries Inc.                         102,294                3,580
  Cognex Corp.                                            78,330                3,014
  Joy Global Inc.                                         99,117                2,968
  Engineered Support Systems, Inc.                        50,537                2,957
* Varian Semiconductor
  Equipment Associates, Inc.                              70,340                2,712
* Cymer, Inc.                                             71,514                2,677
* Axcelis Technologies, Inc.                             194,130                2,415
* Hovnanian Enterprises Inc.
  Class A                                                 63,118                2,191
* Dionex Corp.                                            39,403                2,174
* Interdigital Communications Corp.                      107,877                2,029
  Ametek, Inc.                                            65,028                2,009
* Rayovac Corp.                                           66,393                1,866
* CUNO Inc.                                               33,128                1,767
* Headwaters Inc.                                         64,705                1,678
* ATMI, Inc.                                              60,422                1,650
* Toll Brothers, Inc.                                     38,106                1,613
* MKS Instruments, Inc.                                   67,574                1,542
  HNI Corp.                                               35,783                1,515
* Taser International Inc.                                32,138                1,393
* Mykrolis Corp.                                          79,553                1,386
* Paxar Corp.                                             69,522                1,357
* Veeco Instruments, Inc.                                 51,946                1,341
* Orbital Sciences Corp.                                  93,309                1,289
  Ryland Group, Inc.                                      16,259                1,271
* LTX Corp.                                              116,449                1,259
* Littelfuse, Inc.                                        27,884                1,183
* FEI Co.                                                 48,609                1,162
* Actuant Corp.                                           29,808                1,162
* Imagistics International Inc.                           32,590                1,154
* Photronics Inc.                                         60,325                1,143
* Photon Dynamics, Inc.                                   32,265                1,132
* Kulicke & Soffa Industries, Inc.                        98,954                1,085
* Teledyne Technologies, Inc.                             53,678                1,075
* Entegris Inc.                                           92,037                1,065
  MDC Holdings, Inc.                                      16,731                1,064
* Mattson Technology, Inc.                                77,613                  933
* Itron, Inc.                                             40,195                  922
* Arris Group Inc.                                       151,994                  903
* Cable Design Technologies Corp.                         81,907      $           868
* Levitt Corp. Class A                                    32,676                  842
* Applied Films Corp.                                     28,767                  835
* Champion Enterprises, Inc.                              88,195                  810
* William Lyon Homes, Inc.                                 8,560                  789
* Powerwave Technologies, Inc.                            96,699                  745
* Ultratech, Inc.                                         43,758                  712
  Helix Technology Corp.                                  33,153                  707
  Franklin Electric, Inc.                                 18,168                  686
* Power-One, Inc.                                         61,398                  674
* Meritage Corp.                                           9,721                  669
* Presstek, Inc.                                          63,210                  664
* Advanced Energy Industries, Inc.                        41,272                  649
  Stewart & Stevenson
  Services, Inc.                                          34,605                  620
* Asyst Technologies, Inc.                                59,705                  617
  Keithley Instruments Inc.                               26,997                  598
* DuPont Photomasks, Inc.                                 28,271                  575
* Electro Scientific Industries, Inc.                     18,950                  536
* MTC Technologies, Inc.                                  19,819                  512
* Vicor Corp.                                             26,695                  488
* ESCO Technologies Inc.                                   8,726                  466
  United Industrial Corp.                                 19,184                  448
* Rudolph Technologies, Inc.                              24,511                  446
* Metrologic Instruments, Inc.                            20,499                  409
  CTS Corp.                                               33,395                  403
* Astec Industries, Inc.                                  19,943                  376
* Semitool, Inc.                                          33,100                  375
* Palm Harbor Homes, Inc.                                 19,998                  355
  Curtiss-Wright Corp. Class B                             6,348                  341
  Lindsay Manufacturing Co.                               14,099                  339
* Tollgrade Communications, Inc.                          26,727                  284
  Cohu, Inc.                                              13,715                  261
* General Binding Corp.                                   11,755                  182
* Terayon Communications
  Systems, Inc.                                           39,812                   93
                                                                              128,433
Technology (21.7%)
* Cognizant Technology
  Solutions Corp.                                        251,766                6,397
* International Rectifier Corp.                          128,217                5,311
* Atmel Corp.                                            833,386                4,934
  PerkinElmer, Inc.                                      236,645                4,742
* SpectraSite, Inc.                                       94,043                4,065
  Acxiom Corp.                                           158,508                3,936
* Integrated Circuit Systems, Inc.                       140,965                3,829
* Akamai Technologies, Inc.                              203,347                3,650
* FLIR Systems, Inc.                                      64,607                3,547
* Western Digital Corp.                                  403,516                3,494
* Cypress Semiconductor Corp.                            239,865                3,404
* Avocent Corp.                                           91,554                3,364

                                                                               Market
Small-Cap Growth                                                               Value^
Index Fund                                                Shares                (000)
* Cree, Inc.                                             143,599      $         3,343
* Avid Technology, Inc.                                   60,974                3,327
* Hyperion Solutions Corp.                                74,433                3,254
* Applied Micro Circuits Corp.                           605,830                3,223
* Macromedia, Inc.                                       131,109                3,219
* Semtech Corp.                                          136,573                3,215
* Rambus Inc.                                            176,184                3,131
* TIBCO Software Inc.                                    365,070                3,085
* Brocade Communications
  Systems, Inc.                                          506,107                3,027
  Reynolds & Reynolds Class A                            128,929                2,982
* Varian, Inc.                                            67,796                2,858
* Integrated Device
  Technology Inc.                                        205,886                2,849
  ADTRAN Inc.                                             85,358                2,848
* Trimble Navigation Ltd.                                 98,525                2,738
* RF Micro Devices, Inc.                                 361,260                2,709
* Avnet, Inc.                                            117,283                2,662
* Silicon Laboratories Inc.                               55,230                2,560
* Skyworks Solutions, Inc.                               291,233                2,542
* RSA Security Inc.                                      120,065                2,458
* FileNET Corp.                                           75,157                2,373
* CACI International, Inc.                                56,781                2,296
* Emulex Corp.                                           159,664                2,285
* CommScope, Inc.                                        106,492                2,284
* Sonus Networks, Inc.                                   452,806                2,164
* Macrovision Corp.                                       86,378                2,162
* Mentor Graphics Corp.                                  136,346                2,109
* The Titan Corp.                                        161,872                2,101
* Aeroflex, Inc.                                         144,208                2,067
* Vitesse Semiconductor Corp.                            418,483                2,042
* UNOVA, Inc.                                             94,284                1,909
* Tekelec                                                103,067                1,873
* Digital River, Inc.                                     55,529                1,812
* Anteon International Corp.                              55,182                1,800
* Coherent, Inc.                                          58,775                1,754
* Silicon Storage Technology, Inc.                       167,896                1,729
* MICROS Systems, Inc.                                    35,772                1,716
* Parametric Technology Corp.                            339,232                1,696
* F5 Networks, Inc.                                       63,306                1,676
  Black Box Corp.                                         35,169                1,662
* Websense, Inc.                                          44,484                1,656
* Wind River Systems Inc.                                140,700                1,655
* Micrel, Inc.                                           135,815                1,650
* OmniVision Technologies, Inc.                          102,952                1,642
* Intergraph Corp.                                        63,439                1,641
* Silicon Image, Inc.                                    123,708                1,624
* Transaction Systems
  Architects, Inc.                                        74,287                1,599
* MEMC Electronic Materials, Inc.                        161,390                1,595
* SigmaTel Inc.                                           54,473                1,583
* Openwave Systems Inc.                                  124,058      $         1,576
* Microsemi Corp.                                        109,662                1,558
* Aspect Communications Corp.                            109,587                1,556
* Manhattan Associates, Inc.                              49,957                1,543
* DSP Group Inc.                                          56,252                1,532
* InVision Technologies, Inc.                             30,323                1,513
* Progress Software Corp.                                 69,477                1,506
* Power Integrations, Inc.                                59,851                1,490
* NetIQ Corp.                                            111,626                1,473
* RealNetworks, Inc.                                     213,552                1,461
* ScanSource, Inc.                                        24,233                1,440
* Ditech Communications Corp.                             60,690                1,417
* Dendrite International, Inc.                            76,027                1,413
* ANSYS, Inc.                                             29,851                1,403
* Gartner, Inc. Class A                                  103,798                1,372
* TriQuint Semiconductor, Inc.                           250,454                1,367
* ON Semiconductor Corp.                                 271,753                1,364
* Internet Security Systems, Inc.                         88,098                1,351
* PalmOne, Inc.                                           38,203                1,328
* KEMET Corp.                                            104,003                1,271
* Identix, Inc.                                          167,907                1,254
* SafeNet, Inc.                                           45,309                1,254
* Epicor Software Corp.                                   88,518                1,244
* SRA International, Inc.                                 28,738                1,216
* Extreme Networks, Inc.                                 219,775                1,213
* Advanced Fibre
  Communications, Inc.                                    59,791                1,208
* Informatica Corp.                                      157,714                1,203
* WebEx Communications, Inc.                              54,873                1,194
* Exar Corp.                                              79,662                1,168
* Advanced Digital
  Information Corp.                                      118,742                1,152
* Plexus Corp.                                            83,717                1,130
* Intermagnetics General Corp.                            32,535                1,107
* Pixelworks, Inc.                                        71,376                1,093
* Digitas Inc.                                            98,849                1,090
* ViaSat, Inc.                                            43,587                1,087
* Quantum Corp.                                          350,165                1,086
* Amkor Technology, Inc.                                 132,555                1,084
* Artisan Components, Inc.                                42,009                1,084
* Corvis Corp.                                           754,277                1,064
* Quest Software, Inc.                                    82,221                1,061
* SERENA Software, Inc.                                   55,233                1,054
* Electronics for Imaging, Inc.                           36,885                1,042
* MicroStrategy Inc.                                      24,294                1,037
* Tessera Technologies, Inc.                              57,260                1,032
* Micromuse Inc.                                         153,716                1,028
* Perot Systems Corp.                                     77,234                1,025
* FormFactor Inc.                                         45,254                1,016
* j2 Global Communications, Inc.                          35,973                1,000
* Ariba, Inc.                                            502,462                  995

                                                                               Market
                                                                               Value^
                                                          Shares                (000)
* Verity, Inc.                                            73,638      $           995
* Silicon Graphics, Inc.                                 449,847                  990
* Altiris, Inc.                                           35,750                  987
* Cirrus Logic                                           164,181                  987
* Gateway, Inc.                                          218,429                  983
* Mercury Computer Systems, Inc.                          39,177                  972
* SonicWALL, Inc.                                        110,483                  950
* Mindspeed Technologies, Inc.                           190,973                  947
* Pinnacle Systems, Inc.                                 132,237                  945
* Ascential Software Corp.                                58,453                  935
  Inter-Tel, Inc.                                         37,419                  934
* Sapient Corp.                                          154,924                  931
* Actel Corp.                                             50,184                  928
* Cray Inc.                                              140,126                  928
  Park Electrochemical Corp.                              36,690                  926
* Lexar Media, Inc.                                      137,550                  919
* Dot Hill Systems Corp.                                  80,136                  898
* Magma Design Automation, Inc.                           45,932                  883
* Packeteer, Inc.                                         54,453                  879
* Synaptics Inc.                                          45,756                  876
* Borland Software Corp.                                 102,576                  871
* Genesis Microchip Inc.                                  62,529                  861
* ScanSoft, Inc.                                         172,610                  854
* Agile Software Corp.                                    97,019                  849
* webMethods, Inc.                                        97,376                  835
* Vignette Corp.                                         499,505                  829
* Benchmark Electronics, Inc.                             28,083                  817
* SeaChange International, Inc.                           47,724                  806
* Verint Systems Inc.                                     23,484                  804
* Secure Computing Corp.                                  68,947                  803
* Excel Technology, Inc.                                  23,448                  780
* Harmonic, Inc.                                          90,895                  774
* CSG Systems International, Inc.                         36,809                  762
* TTM Technologies, Inc.                                  63,210                  749
* Opsware, Inc.                                           94,522                  749
* Standard Microsystem Corp.                              31,650                  738
* II-VI, Inc.                                             23,835                  731
* Interwoven Inc.                                         71,136                  718
* InterVoice, Inc.                                        61,910                  710
* JDA Software Group, Inc.                                53,632                  706
  EDO Corp.                                               29,237                  705
* Kopin Corp.                                            136,342                  697
* Finisar Corp.                                          346,517                  686
* Daktronics, Inc.                                        27,415                  684
* Keane, Inc.                                             49,660                  680
* E.piphany Inc.                                         138,243                  668
* ChipPAC, Inc.                                          105,588                  662
* Retek Inc.                                             107,713                  661
* ESS Technology, Inc.                                    61,562                  659
* Anaren, Inc.                                            40,187                  657
  Cubic Corp.                                             31,136                  652
  BEI Technologies, Inc.                                  22,971      $           650
* MatrixOne, Inc.                                         94,012                  650
* Group 1 Software, Inc.                                  28,143                  646
* Lionbridge Technologies, Inc.                           81,792                  626
* ManTech International Corp.                             33,253                  624
* Echelon Corp.                                           55,044                  616
  Talx Corp.                                              25,121                  614
* McDATA Corp.                                           118,916                  608
* Transmeta Corp.                                        271,248                  594
* OSI Systems Inc.                                        29,752                  593
* Siliconix, Inc.                                         11,780                  585
* Tyler Technologies, Inc.                                60,878                  576
* Inet Technologies, Inc.                                 45,749                  570
* Avanex Corp.                                           144,394                  562
* Komag, Inc.                                             39,970                  558
* Sycamore Networks, Inc.                                130,872                  554
* Blue Coat Systems, Inc.                                 16,356                  548
* Concur Technologies, Inc.                               50,789                  543
* Lattice Semiconductor Corp.                             77,083                  540
* Integrated Silicon Solution, Inc.                       44,104                  539
* ActivCard Corp.                                         73,480                  533
* Zoran Corp.                                             28,981                  532
* Netegrity, Inc.                                         62,262                  527
* Westell Technologies, Inc.                             103,093                  526
* Ixia                                                    52,041                  512
* McDATA Corp. Class A                                    92,640                  498
* Pericom Semiconductor Corp.                             46,520                  498
* Universal Display Corp.                                 45,496                  489
* At Road, Inc.                                           63,319                  484
* MSC Software Corp.                                      53,831                  482
* SupportSoft, Inc.                                       53,584                  465
* Keynote Systems Inc.                                    33,646                  463
* Verso Technologies, Inc.                               257,006                  450
* Remec, Inc.                                             70,967                  449
* PalmSource, Inc.                                        25,691                  440
* Lawson Software Inc.                                    61,641                  436
* The TriZetto Group, Inc.                                63,516                  426
* WatchGuard Technologies, Inc.                           58,916                  425
* EPIQ Systems, Inc.                                      29,260                  424
* Digimarc Corp.                                          31,484                  420
* Enterasys Networks, Inc.                               192,549                  406
* Concord Communications, Inc.                            35,290                  403
* Net2Phone, Inc.                                         85,988                  390
* Manugistics Group, Inc.                                117,024                  383
* MRO Software Inc.                                       26,612                  362
* FalconStor Software, Inc.                               45,700                  353
  Iomega Corp.                                            61,314                  342
* SeeBeyond Technology Corp.                              89,862                  339
* AMIS Holdings Inc.                                      19,776                  335
* Monolithic System
  Technology, Inc.                                        41,572                  313

                                                                               Market
Small-Cap Growth                                                               Value^
Index Fund                                                Shares                (000)
* Stratex Networks, Inc.                                 106,009      $           313
* IXYS Corp.                                              38,346                  302
  Integral Systems, Inc.                                  18,564                  299
* Embarcadero Technologies, Inc.                          23,946                  296
* Drexler Technology Corp.                                21,333                  284
* OpenTV Corp.                                           130,087                  271
* Safeguard Scientifics, Inc.                            116,146                  267
  Syntel, Inc.                                            15,468                  256
* Neoware Systems, Inc.                                   30,917                  256
* PDF Solutions, Inc.                                     29,586                  251
* White Electronic Designs Corp.                          46,809                  245
* Concurrent Computer Corp.                              123,008                  244
* Virage Logic Corp.                                      26,641                  242
* Ulticom, Inc.                                           20,700                  242
* Entrust, Inc.                                           53,140                  239
* QAD Inc.                                                22,536                  239
* PEC Solutions, Inc.                                     18,900                  225
* Computer Network
  Technology Corp.                                        35,295                  211
* SPSS, Inc.                                              10,919                  196
* Oplink Communications, Inc.                            101,752                  195
  Bel Fuse, Inc. Class B                                   4,400                  183
* Pegasystems Inc.                                        20,491                  179
* iGATE Corp.                                             44,505                  177
* Planar Systems, Inc.                                     9,709                  130
* NASSDA Corp.                                            20,366                   84
  Bel Fuse, Inc. Class A                                     132                    5
                                                                              294,695
Utilities (2.0%)
* Western Wireless Corp. Class A                         157,439                4,552
* NII Holdings Inc.                                      105,826                3,565
* Nextel Partners, Inc.                                  196,797                3,133
  Western Gas Resources, Inc.                             93,150                3,026
* Southwestern Energy Co.                                 70,118                2,010
* Commonwealth Telephone
  Enterprises, Inc.                                       41,365                1,852
* IDT Corp. Class B                                       77,067                1,421
* PTEK Holdings, Inc.                                     90,295                1,041
* Arch Wireless, Inc.                                     32,344                  921
* Dobson Communications Corp.                            222,868                  727
* IDT Corp.                                               40,114                  723
* Primus Telecommunications
  Group, Inc.                                            130,188                  661
* Mediacom Communications Corp.                           79,290                  620
  Surewest Communications                                 16,527                  522
* Intrado Inc.                                            26,450                  426
* General Communication, Inc.                             50,926                  404
* Centennial Communications
  Corp. Class A                                           49,733                  356
* Boston Communications
  Group, Inc.                                             33,555                  344
* Triton PCS, Inc.                                        71,245      $           311
* Time Warner Telecom Inc.                                56,223                  236
  Shenandoah
  Telecommunications Co.                                   4,740                  128
                                                                               26,979
Other (0.1%)
* McDermott International, Inc.                          115,768                1,176
  Walter Industries, Inc.                                 35,160                  479
                                                                                1,655
TOTAL COMMON STOCKS
(Cost $1,143,657)                                                           1,356,320
                                                          Amount
                                                           (000)
TEMPORARY CASH INVESTMENTS (4.0%)
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.46%, 7/1/2004--Note E                                   $47,801              47,801
1.47%, 7/1/2004                                             6,758               6,758
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $54,559)                                                                 54,559
TOTAL INVESTMENTS (103.9%)
(Cost $1,198,216)                                                           1,410,879
OTHER ASSETS AND LIABILITIES (-3.9%)
Other Assets--Note B                                                            4,326
Security Lending Collateral
Payable to Brokers--Note E                                                    (47,801)
Other Liabilities                                                              (9,386)
                                                                              (52,861)
NET ASSETS (100%)                                                          $1,358,018

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

                                                                               Amount
                                                                                (000)
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
Paid-in Capital                                                            $1,213,546
Overdistributed Net Investment Income                                            (135)
Accumulated Net Realized Losses                                               (68,056)
Unrealized Appreciation                                                       212,663
NET ASSETS                                                                 $1,358,018

Investor Shares--Net Assets
Applicable to 89,699,660 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                  $1,257,591
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                                $14.02

Institutional Shares--Net Assets
Applicable to 2,529,911 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                     $35,542
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                           $14.05

VIPER Shares--Net Assets
Applicable to 1,300,000 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                     $64,885
NET ASSET VALUE PER SHARE--
VIPER SHARES                                                                   $49.91

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

                                                                                 Market
Small-Cap Value                                                                  Value^
Index Fund                                                Shares                  (000)
COMMON STOCKS (99.9%)
Auto & Transportation (4.8%)
  BorgWarner, Inc.                                       175,024       $          7,661
  CNF Inc.                                               157,242                  6,535
  Yellow Roadway Corp.                                   135,513                  5,402
  Tidewater Inc.                                         178,173                  5,310
  American Axle & Manufacturing
  Holdings, Inc.                                         139,435                  5,070
  Cooper Tire & Rubber Co.                               209,556                  4,820
  Visteon Corp.                                          410,141                  4,786
  Alexander & Baldwin, Inc.                              119,855                  4,009
* AMR Corp.                                              325,558                  3,942
  ArvinMeritor, Inc.                                     196,096                  3,838
  Overseas Shipholding Group Inc.                         80,233                  3,541
  Werner Enterprises, Inc.                               162,551                  3,430
  OMI Corp.                                              283,120                  3,369
  Modine Manufacturing Co.                                97,150                  3,094
  USF Corp.                                               86,218                  3,029
* Kansas City Southern                                   195,247                  3,026
  Skywest, Inc.                                          173,192                  3,015
* The Goodyear Tire & Rubber Co.                         322,570                  2,932
  Overnite Corp.                                          87,302                  2,567
* Continental Airlines, Inc.
  Class B                                                207,724                  2,362
  Arkansas Best Corp.                                     70,810                  2,331
  Superior Industries
  International, Inc.                                     67,171                  2,247
* Alaska Air Group, Inc.                                  83,858                  2,002
  Offshore Logistics, Inc.                                67,332                  1,893
* General Maritime Corp.                                  58,070                  1,593
  TBC Corp.                                               65,268                  1,553
  Bandag, Inc.                                            33,453                  1,490
  RailAmerica, Inc.                                       99,216                  1,449
* Aviall Inc.                                             75,308                  1,432
* Frontier Airlines, Inc.                                112,015                  1,219
  Wabtec Corp.                                            63,240                  1,141
  Sea Containers Ltd. Class A                             63,866                  1,120
* Fleetwood Enterprises, Inc.                             58,968                    858
  Wabash National Corp.                                   29,574                    815
  Strattec Security Corp.                                 11,902                    814
  Stoneridge, Inc.                                        42,400                    721
  Coachmen Industries, Inc.                               44,027                    704
  Tower Automotive, Inc.                                 179,519                    653
* Genesee & Wyoming Inc.
  Class A                                                 26,145                    620
* America West Holdings Corp.
  Class B                                                 55,152                    501
* Dura Automotive Systems, Inc.                           52,688                    482
* Covenant Transport, Inc.                                27,056                    462
* Collins & Aikman Corp.                                  77,962                    436
* Aftermarket Technology Corp.                            24,811                    409
  P.A.M. Transportation
  Services, Inc.                                          21,392       $            409
* Mesa Air Group Inc.                                     35,171                    285
  Bandag, Inc. Class A                                     2,500                    104
                                                                                109,481
Consumer Discretionary (13.3%)
  The Neiman Marcus Group, Inc.
  Class A                                                135,943                  7,565
  Service Corp. International                            954,508                  7,035
* Activision, Inc.                                       424,627                  6,752
* AnnTaylor Stores Corp.                                 213,428                  6,185
  Snap-On Inc.                                           183,181                  6,146
  Borders Group, Inc.                                    245,735                  5,760
* BJ's Wholesale Club, Inc.                              219,318                  5,483
  Lee Enterprises, Inc.                                  113,015                  5,426
  The Toro Co.                                            76,000                  5,325
  IKON Office Solutions, Inc.                            463,746                  5,319
  Reader's Digest Association, Inc.                      311,076                  4,974
  Dillard's Inc.                                         211,902                  4,725
* American Greetings Corp.
  Class A                                                196,276                  4,550
  Zale Corp.                                             166,758                  4,546
  The Pep Boys
  (Manny, Moe & Jack)                                    170,340                  4,318
* Tommy Hilfiger Corp.                                   284,992                  4,315
  United Stationers, Inc.                                106,519                  4,231
  Furniture Brands
  International Inc.                                     168,501                  4,221
  Media General, Inc. Class A                             65,027                  4,176
* MPS Group, Inc.                                        324,388                  3,932
  Kellwood Co.                                            85,035                  3,703
  Banta Corp.                                             81,380                  3,614
  Nu Skin Enterprises, Inc.                              134,294                  3,400
* Jack in the Box Inc.                                   114,067                  3,388
  Wolverine World Wide, Inc.                             123,866                  3,251
  Tupperware Corp.                                       165,480                  3,215
  Scholastic Corp.                                       106,905                  3,202
  Payless ShoeSource, Inc.                               213,967                  3,190
  Boyd Gaming Corp.                                      120,027                  3,189
* Charming Shoppes, Inc.                                 356,049                  3,180
* Helen of Troy Ltd.                                      83,940                  3,095
* Barnes & Noble, Inc.                                    91,042                  3,094
  Bob Evans Farms, Inc.                                  110,817                  3,034
* Aztar Corp.                                            107,435                  3,008
  La-Z-Boy Inc.                                          165,293                  2,972
  The Brink's Co.                                         85,423                  2,926
  THQ Inc.                                               119,396                  2,734
* Big Lots Inc.                                          183,329                  2,651
  Liberty Corp.                                           54,310                  2,550
  ABM Industries Inc.                                    129,925                  2,530
  Stewart Enterprises, Inc.
  Class A                                                310,105                  2,524

                                                                                 Market
                                                                                 Value^
                                                          Shares                  (000)
* CSK Auto Corp.                                         146,013       $          2,503
  Pier 1 Imports Inc.                                    139,205                  2,463
  Callaway Golf Co.                                      213,729                  2,424
  Blyth, Inc.                                             69,701                  2,404
  CBRL Group, Inc.                                        77,745                  2,398
  IHOP Corp.                                              63,816                  2,282
  Landry's Restaurants, Inc.                              74,170                  2,217
  Brown Shoe Co., Inc.                                    53,727                  2,199
* Dollar Thrifty Automotive
  Group, Inc.                                             79,161                  2,172
  School Specialty, Inc.                                  59,600                  2,164
  R.H. Donnelley Corp.                                    48,611                  2,126
  Ryan's Restaurant Group, Inc.                          132,678                  2,096
  Hollinger International, Inc.                          124,539                  2,091
* K2 Inc.                                                130,575                  2,050
  Sonic Automotive, Inc.                                  91,596                  2,029
* Argosy Gaming Co.                                       53,916                  2,027
  United Auto Group, Inc.                                 65,700                  2,014
* Group 1 Automotive, Inc.                                60,359                  2,005
* Central Garden and Pet Co.                              54,794                  1,960
  Oxford Industries, Inc.                                 43,132                  1,879
  Kelly Services, Inc. Class A                            59,280                  1,767
  Handleman Co.                                           74,859                  1,734
* Consolidated Graphics, Inc.                             38,057                  1,676
* JAKKS Pacific, Inc.                                     78,851                  1,639
  Lone Star Steakhouse
  & Saloon, Inc.                                          59,794                  1,626
  Speedway Motorsports, Inc.                              47,277                  1,581
* Gemstar-TV Guide
  International, Inc.                                    327,400                  1,572
  Phillips-Van Heusen Corp.                               81,220                  1,563
  Journal Communications, Inc.                            82,164                  1,547
  Bowne & Co., Inc.                                       97,153                  1,540
  Chemed Corp.                                            30,920                  1,500
  Steak n Shake Co.                                       81,541                  1,486
* Boca Resorts, Inc. Class A                              74,675                  1,480
  Russell Corp.                                           81,692                  1,467
  Prime Hospitality Corp.                                133,805                  1,421
  Cato Corp. Class A                                      62,617                  1,406
  SOURCECORP, Inc.                                        50,701                  1,395
  Ethan Allen Interiors, Inc.                             38,843                  1,395
  CDI Corp.                                               39,763                  1,376
  The Stride Rite Corp.                                  122,900                  1,356
* Insight Enterprises, Inc.                               75,739                  1,345
  ShopKo Stores, Inc.                                     92,064                  1,302
* Gaylord Entertainment Co.                               41,462                  1,301
  Gray Television, Inc.                                   90,488                  1,257
* Finish Line, Inc.                                       40,387                  1,218
  Burlington Coat Factory
  Warehouse Corp.                                         63,089                  1,218
* Hollywood Entertainment Corp.                           89,362                  1,194
  The Topps Co., Inc.                                    120,970       $          1,173
  Central Parking Corp.                                   62,646                  1,171
  Lithia Motors, Inc.                                     46,518                  1,153
  American Woodmark Corp.                                 19,145                  1,146
  Libbey, Inc.                                            40,799                  1,133
  Startek, Inc.                                           31,632                  1,132
* MarineMax, Inc.                                         39,070                  1,121
  The Marcus Corp.                                        64,165                  1,107
* FTI Consulting, Inc.                                    66,850                  1,103
  Orient-Express Hotel Ltd.                               64,556                  1,093
  RC2 Corp.                                               30,076                  1,068
  The Warnaco Group, Inc.                                 50,037                  1,064
  Pulitzer, Inc.                                          21,150                  1,034
  Pegasus Solutions Inc.                                  76,255                  1,001
  Stage Stores, Inc.                                      25,644                    966
  Spherion Corp.                                          93,938                    953
  Movado Group, Inc.                                      54,400                    938
  Haverty Furniture Cos., Inc.                            52,993                    926
  Aaron Rents, Inc. Class B                               27,296                    905
  The Nautilus Group, Inc.                                45,914                    896
  G & K Services, Inc. Class A                            21,199                    852
  Courier Corp.                                           20,372                    850
  Churchill Downs, Inc.                                   20,866                    849
  CSS Industries, Inc.                                    24,100                    844
  Volt Information Sciences Inc.                          26,442                    833
  Wesco International, Inc.                               45,186                    831
* Brightpoint, Inc.                                       60,446                    831
  UniFirst Corp.                                          28,337                    824
  Sturm, Ruger & Co., Inc.                                67,414                    816
* Korn/Ferry International                                41,710                    808
* Century Business Services, Inc.                        184,197                    803
  Movie Gallery, Inc.                                     41,006                    802
  Navigant International, Inc.                            43,900                    781
  Action Performance Cos., Inc.                           51,674                    779
* Cross Country Healthcare, Inc.                          42,400                    770
* Clark, Inc.                                             40,787                    757
  The Buckle, Inc.                                        26,600                    751
  Hancock Fabrics, Inc.                                   58,812                    750
  O'Charley's Inc.                                        43,163                    742
  Blair Corp.                                             24,300                    702
  Angelica Corp.                                          27,549                    692
  Russ Berrie and Co., Inc.                               35,523                    690
  Triarc Cos., Inc. Class B                               66,788                    679
  Lawson Products, Inc.                                   16,312                    622
  National Presto Industries, Inc.                        15,080                    622
* Asbury Automotive Group, Inc.                           40,650                    610
* Heidrick & Struggles
  International, Inc.                                     20,294                    602
* Geo Group Inc.                                          29,434                    600
  Vail Resorts Inc.                                       29,801                    571
* Fisher Communications, Inc.                             11,300                    569

                                                                                 Market
Small-Cap Value                                                                  Value^
Index Fund                                                Shares                  (000)
  World Fuel Services Corp.                               12,127       $            547
* AMC Entertainment, Inc.                                 33,326                    512
* Bally Total Fitness Holding Corp.                       95,458                    477
* Midway Games Inc.                                       40,586                    468
* Insight Communications Co., Inc.                        49,855                    462
  Neoforma, Inc.                                          37,100                    450
* Hudson Highland Group, Inc.                             13,779                    422
  Advanced Marketing Services                             31,198                    403
  Dover Downs Gaming &
  Entertainment, Inc.                                     31,964                    360
  Deb Shops, Inc.                                         14,900                    358
  Tweeter Home
  Entertainment Group, Inc.                               63,800                    345
  Shoe Carnival, Inc.                                     19,745                    296
  Young Broadcasting Inc.                                 19,762                    260
* The Boyds Collection, Ltd.                              63,034                    209
  The Wet Seal, Inc. Class A                              38,989                    204
                                                                                301,387
Consumer Staples (1.8%)
  Universal Corp. (VA)                                    79,075                  4,028
  Ralcorp Holdings, Inc.                                  91,407                  3,218
  Flowers Foods, Inc.                                    120,135                  3,142
  Sensient Technologies Corp.                            139,373                  2,994
* Chiquita Brands International, Inc.                    127,441                  2,666
  Casey's General Stores, Inc.                           141,149                  2,583
  Ruddick Corp.                                          109,370                  2,455
  Longs Drug Stores, Inc.                                 88,102                  2,103
  American Italian Pasta Co.                              56,659                  1,727
* Hain Celestial Group, Inc.                              94,579                  1,712
  Interstate Bakeries Corp.                              140,717                  1,527
  Pilgrim's Pride Corp.                                   52,165                  1,510
  Schweitzer-Mauduit
  International, Inc.                                     46,901                  1,437
* Robert Mondavi Corp. Class A                            32,356                  1,198
* Duane Reade Inc.                                        72,934                  1,191
  Weis Markets, Inc.                                      29,768                  1,043
  Winn-Dixie Stores, Inc.                                133,234                    959
  Lance, Inc.                                             59,525                    917
* J & J Snack Foods Corp.                                 20,622                    842
  Dimon Inc.                                             140,854                    806
  Tootsie Roll Industries, Inc.                           22,602                    735
  Standard Commercial
  Tobacco Co.                                             32,300                    583
  Riviana Foods, Inc.                                     20,527                    537
  Coca-Cola Bottling Co.                                   6,322                    366
  Ingles Markets, Inc.                                    31,839                    356
* The Great Atlantic &
  Pacific Tea Co., Inc.                                   35,789                    274
                                                                                 40,909
Financial Services (37.7%)
  Developers Diversified Realty
  Corp. REIT                                             303,867       $         10,748
* AmeriCredit Corp.                                      493,945                  9,647
* Conseco, Inc.                                          453,111                  9,017
  Chelsea Property Group REIT                            137,395                  8,961
  The Macerich Co. REIT                                  185,088                  8,860
  Ryder System, Inc.                                     203,916                  8,171
  Catellus Development Corp.
  REIT                                                   323,570                  7,976
  United Dominion Realty Trust
  REIT                                                   400,582                  7,924
  Webster Financial Corp.                                166,793                  7,843
  Mack-Cali Realty Corp. REIT                            188,988                  7,820
  Mills Corp. REIT                                       158,009                  7,379
  Colonial BancGroup, Inc.                               379,433                  6,894
  Rayonier Inc. REIT                                     154,994                  6,889
  Federal Realty Investment
  Trust REIT                                             161,901                  6,733
  American Capital
  Strategies, Ltd.                                       238,090                  6,671
  FirstMerit Corp.                                       252,859                  6,668
  Cullen/Frost Bankers, Inc.                             146,673                  6,564
  Sky Financial Group, Inc.                              263,185                  6,509
  Thornburg Mortgage, Inc. REIT                          237,447                  6,399
  Annaly Mortgage
  Management Inc. REIT                                   370,643                  6,286
  StanCorp Financial Group, Inc.                          92,124                  6,172
  Ventas, Inc. REIT                                      262,735                  6,135
  IndyMac Bancorp, Inc. REIT                             192,120                  6,071
  Arden Realty Group, Inc. REIT                          205,286                  6,037
  Washington Federal Inc.                                246,114                  5,907
  Pan Pacific Retail
  Properties, Inc. REIT                                  113,970                  5,758
  Camden Property Trust REIT                             125,050                  5,727
  Reckson Associates
  Realty Corp. REIT                                      207,020                  5,685
* Allmerica Financial Corp.                              166,660                  5,633
  SL Green Realty Corp. REIT                             120,263                  5,628
  HRPT Properties Trust REIT                             557,417                  5,580
  CenterPoint Properties
  Corp. REIT                                              72,674                  5,578
  First American Corp.                                   212,431                  5,500
  BRE Properties Inc.
  Class A REIT                                           157,426                  5,471
  Whitney Holdings Corp.                                 120,987                  5,404
  The South Financial Group, Inc.                        187,086                  5,302
  Westamerica Bancorporation                             100,349                  5,263
  Hudson United Bancorp                                  140,787                  5,249
  Health Care Inc. REIT                                  160,566                  5,218
  Realty Income Corp. REIT                               124,479                  5,195

                                                                                 Market
                                                                                 Value^
                                                          Shares                  (000)
  Old National Bancorp                                   207,963      $           5,164
  AmerUs Group Co.                                       123,591                  5,117
  Healthcare Realty Trust Inc. REIT                      135,177                  5,066
  CarrAmerica Realty Corp. REIT                          166,422                  5,031
  CBL & Associates
  Properties, Inc. REIT                                   90,535                  4,979
  BancorpSouth, Inc.                                     219,827                  4,953
* The MONY Group Inc.                                    157,518                  4,930
  American Financial Realty
  Trust REIT                                             339,687                  4,854
  Shurgard Storage Centers, Inc.
  Class A REIT                                           129,160                  4,831
  Greater Bay Bancorp                                    166,173                  4,802
  Crescent Real Estate, Inc. REIT                        296,837                  4,785
  First Industrial Realty Trust REIT                     127,734                  4,711
  Trizec Properties, Inc. REIT                           285,456                  4,642
  First Midwest Bancorp, Inc.                            131,780                  4,640
  Impac Mortgage
  Holdings, Inc. REIT                                    201,660                  4,541
  Raymond James Financial, Inc.                          171,649                  4,540
  Trustmark Corp.                                        155,671                  4,502
  IPC Holdings Ltd.                                      121,238                  4,477
* La Quinta Corp. REIT                                   531,625                  4,466
  New Century Financial Corp.                             95,215                  4,458
  Prentiss Properties Trust REIT                         132,261                  4,433
  Park National Corp.                                     34,569                  4,415
  Essex Property Trust, Inc. REIT                         64,510                  4,409
  Reinsurance Group of
  America, Inc.                                          107,493                  4,370
  Cathay General Bancorp                                  62,414                  4,163
  Chittenden Corp.                                       115,459                  4,058
  Home Properties, Inc. REIT                             102,043                  3,978
  Highwood Properties, Inc. REIT                         168,202                  3,953
  Nationwide Health
  Properties, Inc. REIT                                  208,962                  3,949
  Platinum Underwriters
  Holdings, Ltd.                                         129,066                  3,927
  Brandywine Realty Trust REIT                           143,630                  3,905
  Washington REIT                                        130,523                  3,835
  Pacific Capital Bancorp                                135,457                  3,810
  United Bankshares, Inc.                                116,806                  3,796
  Cousins Properties, Inc. REIT                          115,186                  3,795
  Delphi Financial Group, Inc.                            84,908                  3,778
  Texas Regional Bancshares, Inc.                         82,295                  3,778
  MAF Bancorp, Inc.                                       88,439                  3,775
  United Rentals, Inc.                                   206,649                  3,697
  Ohio Casualty Corp.                                    182,665                  3,677
  Pennsylvania REIT                                      106,797                  3,658
  Susquehanna Bancshares, Inc.                           144,900                  3,646
  People's Bank                                          116,970                  3,644
  Taubman Co. REIT                                       158,544                  3,629
  Citizens Banking Corp.                                 115,683      $           3,592
  GATX Corp.                                             131,361                  3,573
  Community First
  Bankshares, Inc.                                       110,193                  3,547
  American Financial Group, Inc.                         115,028                  3,516
  Downey Financial Corp.                                  65,711                  3,499
  Commercial Federal Corp.                               128,580                  3,485
  Commerce Group, Inc.                                    70,198                  3,466
  The Phoenix Cos., Inc.                                 281,927                  3,454
  Alexandria Real Estate
  Equities, Inc. REIT                                     60,748                  3,449
  Newcastle Investment Corp.
  REIT                                                   112,810                  3,379
  Post Properties, Inc. REIT                             115,598                  3,370
  Capital Automotive REIT                                113,880                  3,340
  Philadelphia Consolidated
  Holding Corp.                                           55,469                  3,332
  Westcorp, Inc.                                          73,076                  3,321
* Knight Trading Group, Inc.                             330,330                  3,310
  Redwood Trust, Inc. REIT                                59,140                  3,293
  HCC Insurance Holdings, Inc.                            96,027                  3,208
  Gables Residential Trust REIT                           91,186                  3,099
  Selective Insurance Group                               77,277                  3,082
  Colonial Properties Trust REIT                          79,875                  3,078
  Kilroy Realty Corp. REIT                                89,057                  3,037
  Provident Bankshares Corp.                             102,999                  2,970
  Seacoast Financial
  Services Corp.                                          85,709                  2,966
  F.N.B. Corp.                                           145,332                  2,965
  ProAssurance Corp.                                      86,910                  2,965
  Lexington Corporate
  Properties Trust REIT                                  148,286                  2,952
  American Home Mortgage
  Investment Corp. REIT                                  112,900                  2,927
  R & G Financial Corp. Class B                           88,137                  2,914
  TrustCo Bank NY                                        221,179                  2,897
  Senior Housing Properties
  Trust REIT                                             169,638                  2,848
  First National Bankshares
  of Florida                                             149,956                  2,842
  Novastar Financial, Inc. REIT                           73,875                  2,804
  Endurance Specialty
  Holdings Ltd.                                           80,417                  2,798
  Piper Jaffray Cos., Inc.                                60,733                  2,747
  Brookline Bancorp, Inc.                                185,046                  2,715
* Jones Lang Lasalle Inc.                                 99,976                  2,709
  First Niagara Financial
  Group, Inc.                                            224,779                  2,697
  BankAtlantic Bancorp, Inc.
  Class A                                                145,408                  2,683
  Provident Financial Services Inc.                      151,348                  2,656

                                                                                 Market
Small-Cap Value                                                                  Value^
Index Fund                                                Shares                  (000)
  Republic Bancorp, Inc.                                 190,877      $           2,653
  Commercial Net Lease
  Realty REIT                                            151,830                  2,611
  Waypoint Financial Corp.                                94,007                  2,594
  Bank Mutual Corp.                                      235,367                  2,566
  Summit Properties, Inc. REIT                            98,632                  2,529
  Corporate Office Properties
  Trust, Inc. REIT                                       100,600                  2,500
  MB Financial, Inc.                                      67,743                  2,494
  Entertainment Properties
  Trust REIT                                              69,405                  2,481
  R.L.I. Corp.                                            67,250                  2,455
  Glimcher Realty Trust REIT                             110,275                  2,439
  UICI                                                   101,867                  2,425
  First Commonwealth
  Financial Corp.                                        186,063                  2,413
  NCO Group, Inc.                                         88,405                  2,360
  Horace Mann Educators Corp.                            134,234                  2,346
  First BanCorp Puerto Rico                               56,469                  2,301
* Arch Capital Group Ltd.                                 57,615                  2,298
  S & T Bancorp, Inc.                                     71,291                  2,280
  Mid-America Apartment
  Communities, Inc. REIT                                  60,001                  2,273
  Chemical Financial Corp.                                59,968                  2,212
  EastGroup Properties, Inc. REIT                         65,678                  2,211
  LandAmerica Financial Group, Inc.                       56,529                  2,201
  Keystone Property Trust REIT                            90,741                  2,181
  Corus Bankshares Inc.                                   52,737                  2,168
  Amcore Financial, Inc.                                  71,598                  2,159
  Infinity Property & Casualty Corp.                      64,822                  2,139
  Sun Communities, Inc. REIT                              56,590                  2,131
  LaSalle Hotel Properties REIT                           87,072                  2,125
* First Federal Financial Corp.                           50,973                  2,120
  NBT Bancorp, Inc.                                       92,982                  2,077
  AMLI Residential Properties
  Trust REIT                                              70,200                  2,060
  Glacier Bancorp, Inc.                                   73,081                  2,059
  Saxon Capital Inc.                                      89,843                  2,051
  PS Business Parks, Inc. REIT                            50,901                  2,048
  First Charter Corp.                                     93,462                  2,037
  MFA Mortgage
  Investments, Inc. REIT                                 226,834                  2,019
  W Holding Co., Inc.                                    117,255                  2,013
  First Citizens BancShares
  Class A                                                 16,477                  2,010
  Equity One, Inc. REIT                                  109,786                  1,985
  Heritage Property Investment
  Trust REIT                                              73,318                  1,984
  RAIT Investment Trust REIT                              79,289                  1,954
  First Financial Bancorp                                110,206                  1,953
  UMB Financial Corp.                                     37,757                  1,949
  Hancock Holding Co.                                     67,046      $           1,948
  Koger Equity, Inc. REIT                                 84,252                  1,948
  National Health Investors REIT                          71,511                  1,944
  Cash America International Inc.                         84,412                  1,941
  National Penn Bancshares Inc.                           65,075                  1,935
  Community Bank System, Inc.                             84,850                  1,934
  First Republic Bank                                     44,682                  1,925
  Flagstar Bancorp, Inc.                                  95,481                  1,898
  Sterling Bancshares, Inc.                              133,247                  1,891
  Alabama National
  BanCorporation                                          33,720                  1,870
  Anthracite Capital Inc. REIT                           155,166                  1,859
* MeriStar Hospitality Corp. REIT                        266,895                  1,826
  Stewart Information
  Services Corp.                                          53,708                  1,814
  Umpqua Holdings Corp.                                   84,870                  1,781
  Sovran Self Storage, Inc. REIT                          46,065                  1,759
  Harbor Florida Bancshares, Inc.                         63,867                  1,757
  Frontier Financial Corp.                                49,590                  1,733
  Glenborough Realty
  Trust, Inc. REIT                                        93,178                  1,710
  Unizan Financial Corp.                                  65,030                  1,697
  PFF Bancorp, Inc.                                       45,000                  1,676
  Dime Community Bancshares                               95,476                  1,669
  Mid-State Bancshares                                    70,228                  1,651
  Jefferies Group, Inc.                                   53,198                  1,645
  Anworth Mortgage
  Asset Corp. REIT                                       137,869                  1,638
  Tanger Factory Outlet
  Centers, Inc. REIT                                      41,734                  1,632
  Westbanco Inc.                                          55,842                  1,627
  Anchor Bancorp Wisconsin Inc.                           61,325                  1,621
  Net.Bank, Inc.                                         148,148                  1,619
  Zenith National Insurance Corp.                         32,700                  1,589
  Alfa Corp.                                             113,392                  1,587
  First Community Bancorp                                 41,167                  1,582
  Sandy Spring Bancorp, Inc.                              45,421                  1,578
* Metris Cos., Inc.                                      181,361                  1,576
* Alleghany Corp.                                          5,452                  1,565
  Oriental Financial Group Inc.                           57,517                  1,557
  Getty Realty Holding Corp. REIT                         61,783                  1,554
  Northwest Bancorp, Inc.                                 67,558                  1,547
  MCG Capital Corp.                                      100,077                  1,539
  Max Re Capital Ltd.                                     78,973                  1,538
  First Financial Bankshares, Inc.                        36,325                  1,523
  Parkway Properties Inc. REIT                            34,100                  1,516
  Cornerstone Realty
  Income Trust, Inc. REIT                                171,426                  1,503
  First Federal Capital Corp.                             52,815                  1,470
* BankUnited Financial Corp.                              56,889                  1,468
  Hudson River Bancorp. Inc.                              85,428                  1,458

                                                                                 Market
                                                                                 Value^
                                                          Shares                  (000)
  LaBranche & Co. Inc.                                   169,225        $         1,425
  Scottish Re Group Ltd.                                  61,177                  1,422
  Fidelity Bankshares, Inc.                               40,085                  1,421
  Independent Bank Corp. (MI)                             55,592                  1,412
  Sterling Financial Corp. (PA)                           54,127                  1,409
  Irwin Financial Corp.                                   53,226                  1,405
  United Fire & Casualty Co.                              23,603                  1,363
  First Merchants Corp.                                   52,388                  1,359
  Bedford Property
  Investors, Inc. REIT                                    46,460                  1,358
  First Sentinel Bancorp Inc.                             65,946                  1,355
  Riggs National Corp.                                    63,101                  1,333
  Equity Inns, Inc. REIT                                 142,687                  1,326
  Town & Country Trust REIT                               52,041                  1,314
  Sterling Bancorp                                        46,128                  1,274
  Investors Real Estate Trust REIT                       121,015                  1,256
  Ramco-Gershenson
  Properties Trust REIT                                   51,690                  1,252
  Central Pacific Financial Co.                           45,246                  1,244
* FelCor Lodging Trust, Inc. REIT                        102,683                  1,242
  TierOne Corp.                                           57,530                  1,237
  Independent Bank Corp. (MA)                             41,145                  1,191
  Presidential Life Corp.                                 64,288                  1,158
  Innkeepers USA Trust REIT                              112,264                  1,157
  State Auto Financial Corp.                              37,542                  1,153
  Kramont Realty Trust REIT                               71,500                  1,144
  First Financial Holdings, Inc.                          39,455                  1,137
  Suffolk Bancorp                                         34,390                  1,121
  IBERIABANK Corp.                                        18,901                  1,119
  Community Trust Bancorp Inc.                            36,101                  1,101
  CB Bancshares Inc. (HI)                                 11,669                  1,088
  FBL Financial Group, Inc. Class A                       38,322                  1,083
  Washington Trust Bancorp, Inc.                          41,652                  1,082
  Integra Bank Corp.                                      48,951                  1,078
  U.S. Restaurant
  Properties, Inc. REIT                                   70,600                  1,072
  United Community
  Financial Corp.                                         81,540                  1,060
  McGrath Rent Corp.                                      28,464                  1,052
  National Western Life
  Insurance Co. Class A                                    6,828                  1,048
  Saul Centers, Inc. REIT                                 32,500                  1,044
  Prosperity Bancshares, Inc.                             42,621                  1,038
  Simmons First National Corp.                            39,782                  1,036
  First Financial Corp. (IN)                              31,779                  1,014
  West Coast Bancorp                                      47,093                  1,010
  Community Banks, Inc.                                   34,255                  1,006
  Universal Health Realty
  Income REIT                                             35,000                  1,005
  First Community Bancshares, Inc.                        29,852                  1,000
  Capital City Bank Group, Inc.                           24,907                    986
  BSB Bancorp, Inc.                                       27,709      $             985
  Columbia Banking System, Inc.                           44,214                    982
  Odyssey Re Holdings Corp.                               40,846                    980
  Capitol Bancorp Ltd.                                    37,518                    976
  Quaker City Bancorp, Inc.                               17,734                    974
  Midland Co.                                             32,205                    955
  Banner Corp.                                            32,457                    943
  Advanta Corp. Class A                                   42,100                    923
  Flushing Financial Corp.                                51,704                    913
  Tompkins Trustco, Inc.                                  19,153                    910
  First Source Corp.                                      35,928                    897
  WSFS Financial Corp.                                    18,418                    896
  Urstadt Biddle Properties
  Class A REIT                                            59,801                    886
  Great Southern Bancorp, Inc.                            30,236                    884
  First Busey Corp.                                       29,997                    877
  Universal American
  Financial Corp.                                         76,324                    838
* Argonaut Group, Inc.                                    45,121                    831
  Omega Financial Corp.                                   23,976                    825
  Seacoast Banking Corp.
  of Florida                                              38,970                    816
  Union Bankshares Corp.                                  25,775                    814
  Midwest Banc Holdings, Inc.                             36,371                    811
  Bank of Granite Corp.                                   38,258                    800
  Arrow Financial Corp.                                   26,259                    799
  First Bancorp (NC)                                      23,909                    799
* ITLA Capital Corp.                                      19,693                    799
  Harleysville Group, Inc.                                42,349                    798
  Peoples Holding Co.                                     23,050                    797
  Navigators Group, Inc.                                  27,497                    794
  Second Bancorp, Inc.                                    25,367                    794
  CityBank Lynnwood WA                                    24,730                    792
  City Holding Co.                                        24,851                    785
  Sterling Financial Corp.                                24,107                    768
* CompuCredit Corp.                                       44,279                    766
  First Place Financial Corp.                             40,883                    759
  SWS Group, Inc.                                         48,088                    736
  Virginia Financial Group, Inc.                          21,221                    729
  PXRE Group Ltd.                                         28,698                    725
  Capital Southwest Corp.                                  9,018                    713
  OceanFirst Financial Corp.                              29,403                    704
  First Indiana Corp.                                     36,741                    700
  Peoples Bancorp, Inc.                                   26,266                    698
  Electro Rent Corp.                                      66,288                    694
  Pennrock Financial
  Services Corp.                                          22,869                    691
  Acadia Realty Trust REIT                                50,200                    690
  SCBT Financial Corp.                                    22,783                    687
  Camden National Corp.                                   20,500                    678
  Mission West
  Properties Inc. REIT                                    55,780                    675

                                                                                 Market
Small-Cap Value                                                                  Value^
Index Fund                                                Shares                  (000)
  PMA Capital Corp. Class A                               73,300       $            660
  Financial Institutions, Inc.                            26,428                    653
  First Oak Brook Bancshares, Inc.                        21,326                    646
  Lakeland Bancorp, Inc.                                  39,983                    645
  Farmers Capital Bank Corp.                              18,015                    644
  WFS Financial, Inc.                                     12,900                    639
  Harleysville National Corp.                             24,528                    628
* InterCept, Inc.                                         37,400                    613
  Baldwin & Lyons, Inc. Class B                           22,600                    607
  NBC Capital Corp.                                       21,901                    591
* CNA Surety Corp.                                        53,560                    586
  Pennfed Financial Services, Inc.                        17,148                    583
  Advanta Corp. Class B                                   25,340                    581
* Credit Acceptance Corp.                                 37,200                    561
  Citizens 1st Bancorp, Inc.                              21,421                    510
  BancFirst Corp.                                          8,500                    508
  Republic Bancorp, Inc. Class A                          25,136                    507
  Hanmi Financial Corp.                                   17,000                    502
  Capstead Mortgage Corp. REIT                            36,100                    486
  German American Bancorp                                 28,852                    485
  Gabelli Asset Management Inc.                           10,946                    465
* Federal Agricultural
  Mortgage Corp. Class C                                  18,376                    440
  Royal Bancshares of
  Pennsylvania, Inc.                                      14,189                    352
  Partners Trust
  Financial Group, Inc.                                   17,756                    348
  Old Second Bancorp, Inc.                                 5,401                    285
  Charter Financial Corp.                                  6,207                    211
  Crawford & Co. Class B                                  27,501                    136
  Urstadt Biddle Properties REIT                           9,300                    131
                                                                                853,165
Health Care (3.5%)
  PacifiCare Health Systems, Inc.                        269,380                 10,414
  Sierra Health Services, Inc.                            76,604                  3,424
  Owens & Minor, Inc. Holding Co.                        123,240                  3,192
  US Oncology, Inc.                                      214,438                  3,157
  OSI Pharmaceuticals, Inc.                               42,868                  3,020
* Beverly Enterprises, Inc.                              337,075                  2,899
  Valeant Pharmaceuticals
  International                                          131,296                  2,626
  Province Healthcare Co.                                152,997                  2,624
  Alpharma, Inc. Class A                                 126,245                  2,585
  Perrigo Co.                                            128,974                  2,447
* Kindred Healthcare, Inc.                                91,410                  2,409
  Ocular Sciences, Inc.                                   61,610                  2,341
  Onyx Pharmaceuticals, Inc.                              51,318                  2,174
  Viasys Healthcare Inc.                                  96,421                  2,016
* Amylin Pharmaceuticals, Inc.                            87,846                  2,003
* Dade Behring Holdings Inc.                              41,558                  1,975
  West Pharmaceutical
  Services, Inc.                                          46,175                  1,953
  Sola International Inc.                                100,253       $          1,727
  Datascope Corp.                                         39,324                  1,561
  Analogic Corp.                                          36,258                  1,538
* Human Genome Sciences, Inc.                            127,943                  1,488
  Tularik, Inc.                                           55,236                  1,370
  Landauer, Inc.                                          27,840                  1,243
  Orthodontic Centers of
  America, Inc.                                          149,656                  1,226
  Hooper Holmes, Inc.                                    193,032                  1,108
* Abgenix, Inc.                                           86,769                  1,017
* Genesis Healthcare Corp.                                32,689                    949
  Vertex Pharmaceuticals, Inc.                            85,680                    929
  NPS Pharmaceuticals Inc.                                40,916                    859
  PSS World Medical, Inc.                                 73,992                    829
* Gentiva Health Services, Inc.                           49,441                    804
* DJ Orthopedics Inc.                                     34,004                    782
* Hanger Orthopedic Group, Inc.                           66,661                    781
  Sunrise Senior Living, Inc.                             19,854                    777
* Exelixis, Inc.                                          74,600                    753
  Vicuron Pharmaceuticals Inc.                            56,345                    708
* Cell Genesys, Inc.                                      65,800                    684
  National Healthcare Corp.                               23,800                    667
* Geron Corp.                                             80,739                    653
* Medarex, Inc.                                           81,721                    596
  PAREXEL International Corp.                             28,804                    570
  Tanox, Inc.                                             28,622                    546
* Incyte Corp.                                            71,311                    545
* Alexion Pharmaceuticals, Inc.                           23,958                    446
  Zymogenetics, Inc.                                      22,789                    433
* CuraGen Corp.                                           66,805                    401
* ARIAD Pharmaceuticals, Inc.                             51,603                    387
  Vital Signs, Inc.                                       13,184                    383
  Regeneron Pharmaceuticals, Inc.                         32,189                    339
  NeoPharm, Inc.                                          28,694                    296
  PRAECIS Pharmaceuticals Inc.                            76,615                    291
* Maxygen Inc.                                            25,260                    267
  Trimeris, Inc.                                          18,010                    260
  Savient Pharmaceuticals Inc.                            91,264                    226
* aaiPharma Inc.                                          16,378                     89
                                                                                 79,787
Other Energy (5.4%)
  Peabody Energy Corp.                                   192,985                 10,805
  Chesapeake Energy Corp.                                721,250                 10,617
  Reliant Energy, Inc.                                   929,236                 10,064
  Massey Energy Co.                                      238,242                  6,721
  Premcor, Inc.                                          150,723                  5,652
* Calpine Corp.                                        1,298,978                  5,612
  Tesoro Petroleum Corp.                                 203,150                  5,607
* Forest Oil Corp.                                       164,963                  4,507
  Newfield Exploration Co.                                79,662                  4,440
  Plains Exploration &
  Production Co.                                         227,387                  4,173

                                                                                 Market
                                                                                 Value^
                                                          Shares                  (000)
* Cimarex Energy Co.                                     130,828       $          3,955
  Arch Coal, Inc.                                        104,574                  3,826
* Dynegy, Inc.                                           880,650                  3,752
* Houston Exploration Co.                                 68,380                  3,545
  Stone Energy Corp.                                      74,732                  3,414
  Range Resources Corp.                                  212,352                  3,100
  CONSOL Energy, Inc.                                     83,985                  3,023
  Vintage Petroleum, Inc.                                171,818                  2,916
  Veritas DGC Inc.                                       106,836                  2,473
  Seacor Holdings Inc.                                    52,503                  2,306
  Texas Genco Holdings, Inc.                              50,205                  2,264
  Cabot Oil & Gas Corp.                                   50,907                  2,153
  Swift Energy Co.                                        86,414                  1,906
  Universal Compression
  Holdings, Inc.                                          61,851                  1,898
* Magnum Hunter Resources Inc.                           172,396                  1,789
  Berry Petroleum Class A                                 55,885                  1,643
* Core Laboratories NV                                    56,484                  1,299
* Comstock Resources, Inc.                                63,780                  1,241
* Enbridge Energy
  Management LLC                                          27,156                  1,157
  Holly Corp.                                             29,300                  1,096
  Penn Virginia Corp.                                     28,508                  1,029
* Global Industries Ltd.                                 169,401                    969
  Frontier Oil Corp.                                      41,495                    879
  Oil States International, Inc.                          42,675                    653
* Harvest Natural Resources, Inc.                         38,636                    576
* FuelCell Energy, Inc.                                   46,689                    545
  Parker Drilling Co.                                    103,473                    395
  Plug Power, Inc.                                        52,547                    393
  TransMontaigne Inc.                                     54,895                    295
  Gulf Island Fabrication, Inc.                            9,201                    199
* Dril-Quip, Inc.                                          7,377                    138
                                                                                123,025
Materials & Processing (12.2%)
  Precision Castparts Corp.                              203,082                 11,107
  Boise Cascade Corp.                                    260,615                  9,810
  Louisiana-Pacific Corp.                                324,460                  7,673
  Cabot Corp.                                            184,082                  7,492
  Martin Marietta Materials, Inc.                        151,221                  6,704
  Harsco Corp.                                           128,733                  6,050
  Lubrizol Corp.                                         162,057                  5,935
  The Timken Co.                                         210,615                  5,579
  RPM International, Inc.                                364,092                  5,534
  Cytec Industries, Inc.                                 116,928                  5,314
  York International Corp.                               128,909                  5,294
  Hughes Supply, Inc.                                     88,430                  5,211
  Corn Products International, Inc.                      108,272                  5,040
  AptarGroup Inc.                                        108,727                  4,750
* FMC Corp.                                              106,017                  4,570
  Worthington Industries, Inc.                           217,447                  4,464
  Olin Corp.                                             217,185       $          3,827
  Mueller Industries Inc.                                104,277                  3,733
  Minerals Technologies, Inc.                             64,249                  3,726
  Great Lakes Chemical Corp.                             135,191                  3,658
  Clarcor Inc.                                            79,575                  3,645
* Hercules, Inc.                                         297,937                  3,632
  Potlatch Corp.                                          86,341                  3,595
  Acuity Brands, Inc.                                    131,860                  3,560
  Ferro Corp.                                            131,070                  3,497
  Forest City Enterprise Class A                          62,834                  3,330
  Georgia Gulf Corp.                                      92,750                  3,326
  Albemarle Corp.                                        104,250                  3,299
  LNR Property Corp.                                      58,965                  3,199
  URS Corp.                                              112,932                  3,094
  Lennox International Inc.                              163,829                  2,965
  OM Group, Inc.                                          89,128                  2,942
  Brady Corp. Class A                                     61,757                  2,847
  Washington Group
  International, Inc.                                     79,158                  2,841
* Dycom Industries, Inc.                                  98,882                  2,769
  Albany International Corp.                              81,789                  2,745
  Kaydon Corp.                                            88,489                  2,737
  Texas Industries, Inc.                                  66,169                  2,724
  Spartech Corp.                                          98,289                  2,550
  H.B. Fuller Co.                                         89,644                  2,546
  Wausau-Mosinee Paper Corp.                             145,825                  2,523
  Quanex Corp.                                            51,570                  2,511
  Delta & Pine Land Co.                                  113,694                  2,496
  Commercial Metals Co.                                   75,982                  2,466
  USEC Inc.                                              259,267                  2,274
  Crompton Corp.                                         358,955                  2,261
  Schnitzer Steel Industries, Inc.
  Class A                                                 65,220                  2,215
  Carpenter Technology Corp.                              63,344                  2,157
* Longview Fibre Co.                                     144,562                  2,129
* EMCOR Group, Inc.                                       47,056                  2,070
  Eagle Materials, Inc.                                   28,996                  2,059
  A. Schulman Inc.                                        94,620                  2,033
  PolyOne Corp.                                          273,182                  2,032
  Shaw Group, Inc.                                       199,032                  2,016
  Eagle Materials, Inc. B Shares                          28,901                  2,001
  WCI Communities, Inc.                                   89,544                  1,998
  Cambrex Corp.                                           77,740                  1,961
  Arch Chemicals, Inc.                                    66,976                  1,930
  Granite Construction Co.                               104,239                  1,900
* Jacuzzi Brands, Inc.                                   235,299                  1,897
* Cleveland-Cliffs Inc.                                   33,131                  1,868
  Allegheny Technologies Inc.                            101,456                  1,831
  Watsco, Inc.                                            64,268                  1,804
  USG Corp.                                              101,500                  1,784
* Griffon Corp.                                           79,052                  1,761

                                                                                 Market
Small-Cap Value                                                                  Value^
Index Fund                                                Shares                  (000)
  Airgas, Inc.                                            72,474      $           1,733
  Universal Forest Products, Inc.                         50,655                  1,634
  Chesapeake Corp. of Virginia                            60,143                  1,605
  Gibraltar Steel                                         48,327                  1,586
  WD-40 Co.                                               50,800                  1,521
  Rock-Tenn Co.                                           88,325                  1,497
  Florida Rock Industries, Inc.                           35,463                  1,495
  Trammell Crow Co.                                      104,970                  1,480
  Barnes Group, Inc.                                      50,700                  1,469
  Greif Inc. Class A                                      33,700                  1,424
  Quanta Services, Inc.                                  216,805                  1,349
  ElkCorp                                                 55,226                  1,322
* Caraustar Industries, Inc.                              89,695                  1,266
  Glatfelter                                              89,649                  1,262
* Millennium Chemicals, Inc.                              71,152                  1,232
  Deltic Timber Corp.                                     31,992                  1,228
  MacDermid, Inc.                                         35,509                  1,202
  Valmont Industries, Inc.                                52,250                  1,197
  Tredegar Corp.                                          71,869                  1,159
* Buckeye Technology, Inc.                                98,553                  1,133
  RTI International Metals, Inc.                          66,343                  1,058
  Ennis Business Forms, Inc.                              51,500                  1,004
  Myers Industries, Inc.                                  70,766                    998
* NCI Building Systems, Inc.                              30,465                    992
  Silgan Holdings, Inc.                                   24,408                    984
  Stillwater Mining Co.                                   63,623                    955
  Pope & Talbot, Inc.                                     47,048                    930
  CIRCOR International, Inc.                              45,417                    926
* Graphic Packaging Corp.                                 97,680                    845
  Ameron International Corp.                              24,431                    834
  Wellman, Inc.                                          100,575                    818
  Building Materials Holding Corp.                        41,987                    795
  Quaker Chemical Corp.                                   28,663                    792
  Calgon Carbon Corp.                                    109,551                    734
  LSI Industries Inc.                                     58,809                    676
* Century Aluminum Co.                                    26,111                    647
* Interface, Inc.                                         68,938                    602
* Lone Star Technologies, Inc.                            20,597                    568
  The Standard Register Co.                               41,147                    490
  Stepan Co.                                              18,371                    480
* Avatar Holding, Inc.                                    11,089                    461
  NL Industries, Inc.                                     30,780                    446
  Alico, Inc.                                             11,102                    446
* Mobile Mini, Inc.                                       15,009                    426
  Apogee Enterprises, Inc.                                38,850                    404
* Energy Conversion Devices, Inc.                         32,733                    369
                                                                                275,765
Producer Durables (7.8%)
  Pentair, Inc.                                          298,098                 10,028
  Cummins Inc.                                           114,624                  7,164
  Briggs & Stratton Corp.                                 70,117                  6,195
* AGCO Corp.                                             277,430      $           5,651
  Kennametal, Inc.                                       113,900                  5,217
  Thomas & Betts Corp.                                   184,358                  5,020
  Terex Corp.                                            146,736                  5,008
  Standard Pacific Corp.                                 101,311                  4,995
  IDEX Corp.                                             140,543                  4,828
  Toll Brothers, Inc.                                    113,903                  4,820
  Crane Co.                                              149,481                  4,692
  HNI Corp.                                              107,079                  4,533
* Flowserve Corp.                                        173,738                  4,333
  Beazer Homes USA, Inc.                                  42,699                  4,283
  Nordson Corp.                                           94,118                  4,082
  Ryland Group, Inc.                                      48,594                  3,800
  Lincoln Electric Holdings, Inc.                        102,216                  3,485
* Credence Systems Corp.                                 242,105                  3,341
  Ametek, Inc.                                           105,084                  3,247
  MDC Holdings, Inc.                                      49,699                  3,161
* Brooks Automation, Inc.                                139,651                  2,814
  Federal Signal Corp.                                   150,779                  2,806
  Mine Safety Appliances Co.                              81,620                  2,751
  The Manitowoc Co., Inc.                                 79,540                  2,692
  Technitrol, Inc.                                       119,825                  2,624
* Moog Inc.                                               68,355                  2,537
* Genlyte Group, Inc.                                     38,358                  2,412
  Curtiss-Wright Corp.                                    42,650                  2,397
  Woodward Governor Co.                                   31,815                  2,294
  Watts Water Technologies, Inc.                          77,736                  2,095
  Baldor Electric Co.                                     87,759                  2,049
* Esterline Technologies Corp.                            66,714                  1,970
  JLG Industries, Inc.                                   136,631                  1,898
  A.O. Smith Corp.                                        59,025                  1,876
  Tecumseh Products Co. Class A                           44,933                  1,851
  Steelcase Inc.                                         125,974                  1,764
  Regal-Beloit Corp.                                      78,459                  1,746
  Belden, Inc.                                            80,968                  1,735
* Gardner Denver Inc.                                     60,457                  1,687
  Thomas Industries, Inc.                                 49,117                  1,631
* Electro Scientific
  Industries, Inc.                                        57,209                  1,620
* Ionics, Inc.                                            56,642                  1,600
  Triumph Group, Inc.                                     49,918                  1,594
  Applied Industrial
  Technology, Inc.                                        51,972                  1,565
  MTS Systems Corp.                                       63,022                  1,478
  NACCO Industries, Inc. Class A                          15,481                  1,471
  C & D Technologies, Inc.                                80,182                  1,430
* ESCO Technologies Inc.                                  26,233                  1,400
  M/I Homes, Inc.                                         32,924                  1,337
  Powerwave Technologies, Inc.                           155,898                  1,200
  Power-One, Inc.                                         98,184                  1,078
* Meritage Corp.                                          15,600                  1,073

                                                                                 Market
                                                                                 Value^
                                                          Shares                  (000)
  Kimball International, Inc.
  Class B                                                 72,592      $           1,071
* Littelfuse, Inc.                                        24,197                  1,026
* Actuant Corp.                                           25,830                  1,007
  Tennant Co.                                             24,001                    995
* Audiovox Corp.                                          58,443                    987
* Kadant Inc.                                             42,205                    976
  Skyline Corp.                                           22,352                    909
  Standex International Corp.                             32,511                    884
  Robbins & Myers, Inc.                                   36,255                    814
  Cohu, Inc.                                              41,459                    789
  Technical Olympic USA, Inc.                             35,179                    784
  HEICO Corp.                                             40,937                    747
* Champion Enterprises, Inc.                              76,549                    703
  Gorman-Rupp Co.                                         24,116                    655
  CTS Corp.                                               53,636                    647
  Helix Technology Corp.                                  28,480                    607
  Franklin Electric, Inc.                                 15,746                    595
  Stewart & Stevenson
  Services, Inc.                                          29,686                    532
* Asyst Technologies, Inc.                                51,305                    530
* Mastec Inc.                                             82,750                    449
  Vicor Corp.                                             23,218                    424
  Powell Industries, Inc.                                 20,000                    342
* Astec Industries, Inc.                                  17,513                    330
  Lindsay Manufacturing Co.                               12,099                    291
  Terayon Communications
  Systems, Inc.                                          123,340                    289
  Tecumseh Products Co. Class B                            2,900                    123
  HEICO Corp. Class A                                      8,010                    112
                                                                                175,976
Technology (4.0%)
* Arrow Electronics, Inc.                                353,767                  9,488
  Sybase, Inc.                                           305,765                  5,504
* Maxtor Corp.                                           777,124                  5,152
  Imation Corp.                                          111,100                  4,734
* BearingPoint, Inc.                                     489,132                  4,339
* Avnet, Inc.                                            188,857                  4,287
* Advanced Fibre
  Communications, Inc.                                   179,564                  3,627
* Electronics for Imaging, Inc.                          110,565                  3,125
  Anixter International Inc.                              91,148                  3,102
* Adaptec, Inc.                                          343,295                  2,904
* DRS Technologies, Inc.                                  80,623                  2,572
* Benchmark Electronics, Inc.                             84,079                  2,447
* CSG Systems International, Inc.                        109,913                  2,275
  PalmOne, Inc.                                           61,424                  2,136
* Hutchinson Technology, Inc.                             81,901                  2,014
  Newport Corp.                                          123,034                  1,989
* Checkpoint Systems, Inc.                               110,009                  1,972
  Perot Systems Corp.                                    124,302                  1,649
  Sycamore Networks, Inc.                                389,608      $           1,648
* Lattice Semiconductor Corp.                            229,732                  1,610
  Zoran Corp.                                             86,688                  1,591
* Gateway, Inc.                                          351,801                  1,583
* Ascential Software Corp.                                94,678                  1,514
  Parametric Technology Corp.                            294,050                  1,470
  Methode Electronics, Inc. Class A                      111,000                  1,440
* Ciber, Inc.                                            174,208                  1,432
  Agilysys, Inc.                                          85,615                  1,181
* KEMET Corp.                                             90,535                  1,106
* Keane, Inc.                                             79,386                  1,087
* InFocus Corp.                                          124,048                  1,054
  Bel Fuse, Inc. Class B                                  22,610                    943
* Amkor Technology, Inc.                                 114,614                    938
* Herley Industries Inc.                                  39,841                    778
* Borland Software Corp.                                  89,071                    756
* Harmonic, Inc.                                          78,900                    672
* Enterasys Networks, Inc.                               310,614                    655
  SPSS, Inc.                                              31,615                    568
  Tier Technologies, Inc.                                 56,214                    548
* AMIS Holdings Inc.                                      32,233                    545
* Bioveris Corp.                                          60,018                    499
* Integrated Silicon Solution, Inc.                       37,903                    463
  Safeguard Scientifics, Inc.                            188,947                    435
  Planar Systems, Inc.                                    29,332                    393
  Remec, Inc.                                             61,551                    389
* Lawson Software Inc.                                    53,882                    381
* Entrust, Inc.                                           84,662                    381
* CompuCom Systems, Inc.                                  78,060                    354
  SYNNEX Corp.                                            20,227                    318
* MRO Software Inc.                                       22,817                    311
  Iomega Corp.                                            54,259                    303
  Stratex Networks, Inc.                                  91,139                    269
* Computer Network
  Technology Corp.                                        29,399                    176
  Oplink Communications, Inc.                             85,288                    164
                                                                                 91,271
Utilities (8.4%)
  Alliant Energy Corp.                                   349,863                  9,124
  OGE Energy Corp.                                       275,063                  7,006
  Great Plains Energy, Inc.                              233,488                  6,935
  Hawaiian Electric Industries Inc.                      251,752                  6,571
  ONEOK, Inc.                                            289,590                  6,368
* Allegheny Energy, Inc.                                 399,266                  6,153
  National Fuel Gas Co.                                  244,211                  6,105
  Vectren Corp.                                          238,276                  5,978
  Aqua America, Inc.                                     291,459                  5,844
  AGL Resources Inc.                                     193,064                  5,608
  Westar Energy, Inc.                                    263,407                  5,244
  Piedmont Natural Gas, Inc.                             119,618                  5,108
  UGI Corp. Holding Co.                                  157,777                  5,065

                                                                                 Market
Small-Cap Value                                                                  Value^
Index Fund                                                Shares                  (000)
  WPS Resources Corp.                                    107,896      $           5,001
  Peoples Energy Corp.                                   117,079                  4,935
  Energen Corp.                                          102,730                  4,930
  NICOR Inc.                                             138,358                  4,700
* CMS Energy Corp.                                       506,606                  4,625
  Duquesne Light Holdings, Inc.                          237,891                  4,594
  WGL Holdings Inc.                                      152,908                  4,392
  Atmos Energy Corp.                                     162,954                  4,170
* Kinder Morgan
  Management, LLC                                        109,401                  4,023
  PNM Resources Inc.                                     189,783                  3,942
  Southern Union Co.                                     171,920                  3,624
  New Jersey Resources Corp.                              86,346                  3,590
* Cincinnati Bell Inc.                                   768,028                  3,410
  IDACORP, Inc.                                          120,069                  3,242
  Black Hills Corp.                                       96,514                  3,040
  Sierra Pacific Resources                               368,813                  2,844
  UniSource Energy Corp.                                 107,002                  2,659
  Avista Corp.                                           144,276                  2,658
  Cleco Corp.                                            147,568                  2,653
  Southwest Gas Corp.                                    108,500                  2,618
  Northwest Natural Gas Co.                               85,528                  2,609
* El Paso Electric Co.                                   149,414                  2,307
  CH Energy Group, Inc.                                   49,603                  2,304
* Aquila, Inc.                                           613,725                  2,185
  UIL Holdings Corp.                                      43,152                  2,101
  Otter Tail Corp.                                        77,018                  2,069
  Price Communications Corp.                             133,835                  1,975
  MGE Energy, Inc.                                        58,036                  1,894
  South Jersey Industries, Inc.                           42,500                  1,870
  The Laclede Group, Inc.                                 62,015                  1,700
  Empire District Electric Co.                            79,341                  1,596
  California Water Service Group                          54,195                  1,493
  American States Water Co.                               47,886                  1,113
  North Pittsburgh Systems, Inc.                          40,121                    804
  CT Communications, Inc.                                 52,683                    793
  Cascade Natural Gas Corp.                               35,188                    777
  Central Vermont Public
  Service Corp.                                           37,825                    775
  NUI Corp.                                               50,136                    732
  SJW Corp.                                               19,900                    677
  Connecticut Water Services, Inc.                        25,040                    643
  Talk America Holdings, Inc.                             79,817                    612
* Mediacom Communications Corp.                           68,300                    534
  Surewest Communications                                 14,392                    455
  Shenandoah
  Telecommunications Co.                                  13,942                    376
* General Communication, Inc.                             44,128                    350
  Time Warner Telecom Inc.                                48,281                    202
* McLeod USA Inc.                                        298,756                    143
                                                                                189,848
  Other (1.0%)
  Carlisle Co., Inc.                                      97,656      $           6,079
  Teleflex Inc.                                          113,120                  5,673
  Trinity Industries, Inc.                               117,966                  3,750
  Lancaster Colony Corp.                                  89,873                  3,742
  GenCorp, Inc.                                          111,245                  1,490
  Kaman Corp. Class A                                     68,961                    965
  Sequa Corp. Class A                                     14,566                    852
  Walter Industries, Inc.                                 30,691                    418
                                                                                 22,969
TOTAL COMMON STOCKS
(Cost $1,826,107)                                                             2,263,583
                                                          Amount
                                                           (000)
TEMPORARY CASH INVESTMENTS (2.6%)
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.46%, 7/1/2004--Note E                                  $55,081                 55,081
1.47%, 7/1/2004                                            2,422                  2,422
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $57,503)                                                                   57,503
TOTAL INVESTMENTS (102.5%)
(Cost $1,883,610)                                                             2,321,086
OTHER ASSETS AND LIABILITIES (-2.5%)
Other Assets--Note B                                                             14,376
Security Lending Collateral
Payable to Brokers--Note E                                                      (55,081)
Other Liabilities                                                               (15,431)
                                                                                (56,136)
NET ASSETS (100%)                                                            $2,264,950

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT-Real Estate Investment Trust.

                                                                                  Amount
                                                                                   (000)
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
Paid-in Capital                                                               $2,088,882
Undistributed Net Investment Income                                               16,919
Accumulated Net Realized Losses                                                (278,327)
Unrealized Appreciation                                                          437,476
NET ASSETS                                                                    $2,264,950

Investor Shares--Net Assets
Applicable to 170,718,701 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                     $2,120,963
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                                   $12.42

Institutional Shares--Net Assets
Applicable to 9,459,652 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                       $117,824
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                              $12.46

VIPER Shares--Net Assets
Applicable to 504,096 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                        $26,163
NET ASSET VALUE PER SHARE--
VIPER SHARES                                                                      $51.90

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

                                                                      Small-Cap        Small-Cap
                                                       Small-Cap         Growth            Value
                                                      Index Fund     Index Fund       Index Fund
                                                              Six Months Ended June 30, 2004
                                                           (000)          (000)            (000)
INVESTMENT INCOME
Income
    Dividends                                           $ 44,519        $ 1,857          $20,027
    Interest                                                 190             24               18
    Security Lending                                       1,493            214              330
        Total Income                                      46,202          2,095           20,375
Expenses
    The Vanguard Group--Note B
        Investment Advisory Services                          37             37               37
        Management and Administrative
           Investor Shares                                 6,268          1,144            2,122
           Admiral Shares                                    703             --               --
           Institutional Shares                              411              4               25
           VIPER Shares                                       33             27               21
        Marketing and Distribution
           Investor Shares                                   365             86              154
           Admiral Shares                                     96             --               --
           Institutional Shares                              117              3               10
           VIPER Shares                                        2              1                1
    Custodian Fees                                           160            185              138
    Shareholders' Reports
        Investor Shares                                      114             10               20
        Admiral Shares                                         1             --               --
        Institutional Shares                                   1             --               --
        VIPER Shares                                          --             --               --
    Trustees' Fees and Expenses                                4              1                1
        Total Expenses                                     8,312          1,498            2,529
NET INVESTMENT INCOME                                     37,890            597           17,846
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                           184,592         36,854           52,399
    Futures Contracts                                      (353)             59               60
REALIZED NET GAIN (LOSS)                                 184,239         36,913           52,459
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                335,225         31,901           87,875
    Futures Contracts                                      (253)             --               --
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)         334,972         31,901           87,875
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                               $557,101        $69,411         $158,180

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

                                         Small-Cap                    Small-Cap Growth
                                        Index Fund                        Index Fund
                                    Six Months           Year     Six Months          Year
                                         Ended          Ended          Ended         Ended
                                 June 30, 2004  Dec. 31, 2003  June 30, 2004 Dec. 31, 2003
                                         (000)          (000)          (000)         (000)
INCREASE (DECREASE) IN
NET ASSETS
Operations
Net Investment Income             $ 37,890           $ 62,761   $       597        $ 1,369
Realized Net Gain (Loss)           184,239          (841,217)         36,913        46,692
Change in Unrealized
Appreciation                       334,972          2,807,750         31,901       166,882
(Depreciation)
Net Increase (Decrease) in
Net Assets
Resulting from Operations          557,101          2,029,294         69,411       214,943
Distributions
Net Investment Income
Investor Shares                         --           (43,573)             --       (1,547)
Admiral Shares                          --           (10,499)             --            --
Institutional Shares                    --           (10,910)             --          (68)
VIPER Shares                            --                 --             --            --
Realized Capital Gain
Investor Shares                         --                 --             --            --
Admiral Shares                          --                 --             --            --
Institutional Shares                    --                 --             --            --
VIPER Shares                            --                 --             --            --
Total Distributions                     --           (64,982)             --       (1,615)
Capital Share Transactions
--Note F
Investor Shares                    388,573            559,646        283,281       313,013
Admiral Shares                      31,393            173,758             --            --
Institutional Shares               264,961            120,654          3,648      (81,321)
VIPER Shares                        76,199                 --         65,122            --
Net Increase (Decrease) from
Capital Share Transactions         761,126            854,058        352,051       231,692
Total Increase (Decrease)        1,318,227          2,818,370        421,462       445,020
Net Assets
Beginning of Period              7,037,515          4,219,145        936,556       491,536
End of Period                   $8,355,742         $7,037,515     $1,358,018      $936,556

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                               Small-Cap Value
                                                                  Index Fund
                                                            Six Months                Year
                                                                 Ended               Ended
                                                         June 30, 2004       Dec. 31, 2003
                                                                 (000)               (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income                                     $ 17,846          $       30,366
Realized Net Gain (Loss)                                    52,459               (159,971)
Change in Unrealized Appreciation
(Depreciation)                                              87,875                 583,355
Net Increase (Decrease) in Net
Assets Resulting from Operations                           158,180                 453,750
Distributions
Net Investment Income
Investor Shares                                                 --                (29,307)
Institutional Shares                                            --                 (1,838)
VIPER Shares                                                    --                      --
Realized Capital Gain
Investor Shares                                                 --                      --
Institutional Shares                                            --                      --
VIPER Shares                                                    --                      --
Total Distributions                                             --                (31,145)
Capital Share Transactions--Note F
Investor Shares                                            241,542                 145,432
Institutional Shares                                         3,593               (246,367)
VIPER Shares                                                25,470                      --
Net Increase (Decrease) from Capital
Share Transactions                                         270,605               (100,935)
Total Increase (Decrease)                                  428,785                 321,670
Net Assets
Beginning of Period                                      1,836,165               1,514,495
End of Period                                           $2,264,950              $1,836,165

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Small-Cap Index Fund Investor Shares

                       Six Months Ended                   Year Ended December 31,
For a Share Outstanding        June 30,
 Throughout Each Period            2004    2003    2002     2001      2000      1999

Net Asset Value,
Beginning of Period              $22.60  $15.66  $19.82   $19.44     $23.60    $21.20
Investment Operations
Net Investment Income               .11    .200    .192     .217       .270      .256
Net Realized and Unrealized
Gain (Loss) on Investments         1.62   6.944 (4.160)     .388    (1.145)     4.491
Total from Investment Operations   1.73   7.144 (3.968)     .605     (.875)     4.747
Distributions
Dividends from Net
Investment Income                    --  (.204)  (.192)   (.225)     (.260)    (.267)
Distributions from Realized
Capital Gains                        --      --      --       --    (3.025)   (2.080)
Total Distributions                  --  (.204)  (.192)   (.225)    (3.285)   (2.347)
Net Asset Value, End of Period   $24.33  $22.60  $15.66   $19.82     $19.44    $23.60

Total Return*                     7.65%  45.63% -20.02%    3.10%     -2.67%    23.13%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                       $5,640  $4,871  $2,943   $3,545     $3,577    $3,553
Ratio of Total Expenses to
Average Net Assets               0.26%†   0.27%   0.27%    0.27%      0.27%     0.25%
Ratio of Net Investment Income
to Average Net Assets            0.92%†   1.17%   1.11%    1.16%      1.17%     1.25%
Portfolio Turnover Rate**          19%†   39%††    32%       39%        49%       42%

 *Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.
 †Annualized.
††Includes activity related to a change in the fund’s target index.

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Index Fund Admiral Shares
                                                                         Nov. 13* to
                                       Six Months Ended      Year Ended December 31,
                                               June 30,                     Dec. 31,
For a Share Outstanding
Throughout Each Period             2004            2003     2002       2001     2000
Net Asset Value, Beginning
of Period                        $22.60          $15.66   $19.82     $19.44   $22.40
Investment Operations
Net Investment Income               .13            .220     .207       .231     .053
Net Realized and Unrealized
Gain
(Loss) on Investments              1.62           6.944  (4.160)       .388     .062
Total from Investment
Operations                         1.75           7.164  (3.953)       .619     .115
Distributions
Dividends from Net
Investment Income                    --          (.224)    (.207)     (.239)  (.265)
Distributions from
Realized Capital Gains               --              --       --         --  (2.810)
Total Distributions                  --          (.224)   (.207)     (.239)  (3.075)
Net Asset Value,
End of Period                    $24.35          $22.60   $15.66     $19.82   $19.44

Total Return                      7.74%          45.76%  -19.95%      3.17%    1.75%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                       $1,167          $1,056     $591       $547     $252
Ratio of Total Expenses
to Average Net Assets           0.15%**           0.18%    0.18%      0.20%  0.20%**
Ratio of Net Investment
Income to Average Net Assets    1.04%**           1.26%    1.22%      1.24%  1.79%**
Portfolio Turnover Rate†        19%**             39%††      32%        39%      49%

*Inception.
**Annualized.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.
††Includes activity related to a change in the fund’s target index.

Small-Cap Index Fund Institutional Shares

                                           Six Months Ended  Year Ended December 31,
                                                   June 30,
For a Share Outstanding
Throughout Each Period                      2004    2003     2002    2001    2000    1999
Net Asset Value, Beginning
of Period                                 $22.61 $ 15.66   $19.82  $19.44  $23.61  $21.20
Investment Operations
Net Investment Income                        .13    .240     .219    .251    .292    .295
Net Realized and Unrealized
Gain (Loss) on Investments                  1.62   6.944  (4.160)    .388 (1.145)   4.491
Total from Investment Operations            1.75   7.184  (3.941)    .639  (.853)   4.786
Distributions
Dividends from Net
Investment Income                             --  (.234)   (.219)  (.259)  (.292)  (.296)
Distributions from
Realized Capital Gains                        --      --       --      -- (3.025) (2.080)
Total Distributions                           --  (.234)   (.219)  (.259) (3.317) (2.376)
Net Asset Value,
End of Period                             $24.36  $22.61   $15.66  $19.82  $19.44  $23.61

Total Return*                              7.74%  45.88%  -19.89%   3.27%  -2.56%  23.33%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                $1,472  $1,111     $686    $584    $490    $415
Ratio of Total Expenses to
Average Net Assets                       0.08%**   0.10%    0.10%   0.10%   0.13%   0.12%
Ratio of Net Investment
Income to Average Net Assets             1.09%**   1.33%    1.32%   1.34%   1.32%   1.37%
Portfolio Turnover Rate†                   19%**   39%††      32%     39%     49%     42%

 *Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.
**Annualized.
 †Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.
††Includes activity related to a change in the fund’s target index.

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Index Fund VIPER Shares
                                                                 Jan. 26* to
For a Share Outstanding Throughout The Period                  June 30, 2004
Net Asset Value, Beginning of Period                                  $50.65
Investment Operations
    Net Investment Income                                                .21
    Net Realized and Unrealized Gain (Loss) on Investments               .04
        Total from Investment Operations                                 .25
Distributions
    Dividends from Net Investment Income                                  --
    Distributions from Realized Capital Gains                             --
        Total Distributions                                               --
Net Asset Value, End of Period                                        $50.90

Total Return                                                           0.49%
Ratios/Supplemental Data
    Net Assets, End of Period (Millions)                                 $77
    Ratio of Total Expenses to Average Net Assets                    0.18%**
    Ratio of Net Investment Income to Average Net Assets             0.96%**
    Portfolio Turnover Rate†                                           19%**

*Inception.
**Annualized.
 †Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.

Small-Cap Growth Index Fund Investor Shares

                                Six Months Ended                   Year Ended December 31,
                                        June 30,
For a Share Outstanding
Throughout Each Period                      2004    2003     2002    2001    2000     1999
Net Asset Value,
Beginning of Period                       $13.08  $ 9.17   $10.87  $10.97  $11.38   $ 9.53
Investment Operations
Net Investment Income                        .01    .021     .027    .009    .009     .025
Net Realized and Unrealized
Gain (Loss) on Investments                   .93   3.911  (1.702)  (.094)    .154    1.860
Total from Investment
Operations                                   .94   3.932  (1.675)  (.085)    .163    1.885
Distributions
Dividends from Net
Investment Income                             --  (.022)   (.025)  (.015)  (.003)   (.035)
Distributions from
Realized Capital Gains                        --      --       --      --  (.570)       --
Total Distributions                           --  (.022)   (.025)  (.015)  (.573)   (.035)
Net Asset Value,
End of Period                             $14.02  $13.08   $ 9.17  $10.87  $10.97   $11.38

Total Return*                              7.19%  42.88%  -15.41%  -0.78%   1.59%   19.80%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                $1,258    $907     $388    $357    $356     $167
Ratio of Total Expenses to
Average Net Assets                       0.26%**   0.27%    0.27%   0.27%   0.27%    0.25%
Ratio of Net Investment
Income to Average Net Assets             0.09%**   0.21%    0.24%   0.11%   0.03%    0.33%
Portfolio Turnover Rate††                  40%**    91%+      61%     74%    136%      82%

 *Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
 †Includes activity related to a change in the fund’s target index.
††Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Growth Index Fund Institutional Shares
                                Six Months Ended           Year Ended           May 24* to
                                        June 30,          December 31,            Dec. 31,
For a Share Outstanding
Throughout Each Period                      2004    2003     2002        2001         2000
Net Asset Value, Beginning of Period      $13.09  $ 9.17   $10.87      $10.97       $11.03
Investment Operations
Net Investment Income                        .03    .039     .043        .024         .009
Net Realized and Unrealized
Gain (Loss) on Investments                   .93   3.911  (1.702)      (.094)         .513
Total from Investment Operations             .96   3.950  (1.659)      (.070)         .522
Distributions
Dividends from Net
Investment Income                             --  (.030)   (.041)      (.030)       (.012)
Distributions from
Realized Capital Gains                        --      --       --          --       (.570)
Total Distributions                           --  (.030)   (.041)      (.030)       (.582)
Net Asset Value,
End of Period                             $14.05  $13.09   $ 9.17      $10.87       $10.97

Total Return**                             7.33%  43.08%  -15.26%      -0.64%        4.90%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                   $36     $30       $104      $109          $73
Ratio of Total Expenses
to Average Net Assets                     0.08%†   0.10%      0.10%     0.10%       0.13%†
Ratio of Net Investment
Income to Average Net Assets              0.27%†   0.38%      0.41%     0.28%       0.11%†
Portfolio Turnover Rate††                   40%†   91%††        61%       74%         136%

 *Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
 †Annualized.
††Includes activity related to a change in the fund
 ’s target index.
 ‡Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.

Small-Cap Growth Index Fund VIPER Shares
                                                                  Jan. 26* to
For a Share Outstanding Throughout The Period                   June 30, 2004
Net Asset Value, Beginning of Period                                   $50.77
Investment Operations
    Net Investment Income                                                 .02
    Net Realized and Unrealized Gain (Loss) on Investments              (.88)
        Total from Investment Operations                                (.86)
Distributions
    Dividends from Net Investment Income                                   --
    Distributions from Realized Capital Gains                              --
        Total Distributions                                                --
Net Asset Value, End of Period                                         $49.91

Total Return                                                           -1.69%
Ratios/Supplemental Data
    Net Assets, End of Period (Millions)                                  $65
    Ratio of Total Expenses to Average Net Assets                     0.22%**
    Ratio of Net Investment Income to Average Net Assets              0.14%**
    Portfolio Turnover Rate†                                            40%**

 *Inception.
**Annualized.
 †Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Value Index Fund Investor Shares

                                            Six Months Ended       Year Ended December 31,
                                                    June 30,
For a Share Outstanding
Throughout Each Period                      2004    2003     2002    2001     2000    1999
Net Asset Value,
Beginning of Period                       $11.49   $8.52   $10.29  $ 9.65    $8.45   $8.74
Investment Operations
Net Investment Income                        .10    .192     .090    .074     .084    .065
Net Realized and
Unrealized Gain (Loss)on Investments         .83   2.976  (1.494)   1.176    1.698    .210
Total from Investment Operations             .93   3.168  (1.404)   1.250    1.782    .275
Distributions
Dividends from Net
Investment Income                             --  (.198)   (.090)  (.065)   (.082)  (.070)
Distributions from
Realized Capital Gains                        --      --   (.276)  (.545)   (.500)  (.495)
Total Distributions                           --  (.198)   (.366)  (.610)   (.582)  (.565)
Net Asset Value, End of Period            $12.42  $11.49   $ 8.52  $10.29    $9.65   $8.45

Total Return*                              8.09%  37.19%  -14.20%  13.70%   21.88%   3.35%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                $2,121  $1,730   $1,176    $802     $317    $204
Ratio of Total Expenses to
Average Net Assets                       0.26%**   0.27%    0.27%   0.27%    0.27%   0.25%
Ratio of Net Investment
Income to Average Net Assets             1.73%**   2.07%    0.93%   0.97%    1.16%   0.96%
Portfolio Turnover Rate††                  25%**  100%†       57%     59%      82%     80%

 *Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
†Includes activity related to a change in the fund’s target index.
††Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.

Small-Cap Value Index Fund Institutional Shares
                                Six Months Ended                Year Ended      Dec. 7* to
                                        June 30,               December 31,       Dec. 31,
For a Share Outstanding
Throughout Each Period                      2004    2003    2002     2001     2000    1999
Net Asset Value,
Beginning of Period                       $11.50   $8.53  $10.29   $ 9.65    $8.45   $8.74
Investment Operations
Net Investment Income                        .13    .198    .114     .089     .097    .009
Net Realized and
Unrealized Gain (Loss)
on Investments                               .83   2.976 (1.494)    1.176    1.698    .226
Total from Investment
Operations                                   .96   3.174 (1.380)    1.265    1.795    .235
Distributions
Dividends from Net
Investment Income                             --  (.204)  (.104)   (.080)   (.095)  (.070)
Distributions from
Realized Capital Gains                        --      --  (.276)   (.545)   (.500)  (.455)
Total Distributions                           --  (.204)  (.380)   (.625)   (.595)  (.525)
Net Asset Value,
End of Period                             $12.46  $11.50  $ 8.53   $10.29    $9.65   $8.45

Total Return**                             8.35%  37.22% -13.96%   13.86%   22.04%   2.83%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                  $118    $106   $338      $325      $86     $10
Ratio of Total Expenses
to Average Net Assets                     0.08%†   0.10%   .10%     0.10%    0.13%  0.13%†
Ratio of Net Investment
Income to Average Net Assets              1.92%†  2.24%    1.08%    1.14%    1.36%  1.37%†
Portfolio Turnover Rate††                   25%† 100%††      57%      59%      82%     80%

 *Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
 †Annualized. ††Includes activity related to a change in the fund’s target index.
‡Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Value Index Fund VIPER Shares
                                                                         Jan. 26* to
For a Share Outstanding Throughout The Period                          June 30, 2004
Net Asset Value, Beginning of Period                                          $50.53
Investment Operations
    Net Investment Income                                                        .40
    Net Realized and Unrealized Gain (Loss)
        on Investments                                                           .97
        Total from Investment Operations                                        1.37
Distributions
    Dividends from Net Investment Income                                          --
    Distributions from Realized Capital Gains                                     --
        Total Distributions                                                       --
Net Asset Value, End of Period                                                $51.90

Total Return                                                                   2.71%
Ratios/Supplemental Data
    Net Assets, End of Period (Millions)                                         $26
    Ratio of Total Expenses to Average Net Assets                            0.22%**
    Ratio of Net Investment Income to Average Net Assets                     1.83%**
    Portfolio Turnover Rate+                                                   25%**

*Inception.
**Annualized.
 †Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation units.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Small-Cap Index Fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. The Small-Cap Growth Index and Small-Cap Value Index Funds each offer three classes of shares, Investor Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker. The Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds VIPER Shares were first issued on January 26, 2004, and offered to the public on January 30, 2004.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The funds use Russell 2000 Index and S&P MidCap 400 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Repurchase Agreements: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.     Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6.     Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

                    Capital Contribution         Percentage          Percentage of
                             to Vanguard            of Fund             Vanguard's
Index Fund                         (000)         Net Assets         Capitalization
Small-Cap                         $1,159              0.01%                  1.16%
Small-Cap Growth                     186               0.01                   0.19
Small-Cap Value                      310               0.01                   0.31

The funds’ trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2004, the Small-Cap Index and Small-Cap Growth Index Funds realized $4,910,000 and $1,801,000, respectively, of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2003, the following funds had tax-basis capital losses available to offset future net capital gains:

                                                              Capital Losses
                                                                          Expiration: Fiscal
                                                       Amount                   Years Ending
Index Fund                                              (000)                    December 31
Small-Cap                                          $1,009,290                      2009-2012
Small-Cap Growth                                      103,165                      2009-2012
Small-Cap Value                                       328,412                      2010-2011

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2004; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2004, net unrealized appreciation of investment securities for tax purposes was:

                                                     (000)
                                                           Net Unrealized
                         Appreciated      Depreciated        Appreciation
Index Fund                Securities       Securities      (Depreciation)
Small-Cap                 $2,391,639       $(296,728)          $2,094,911
Small-Cap Growth             257,991         (45,328)             212,663
Small-Cap Value              467,042         (29,566)             437,476

At June 30, 2004, the aggregate settlement value of open futures contracts expiring in September 2004 and the related unrealized appreciation (depreciation) were:

                                                               (000)
                                                       Aggregate          Unrealized
                                      Number of       Settlement        Appreciation
Index Fund/Futures Contracts     Long Contracts            Value      (Depreciation)
Small-Cap/
E-mini Russell 2000 Index                    80           $4,739                 $14

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D.     During the six months ended June 30, 2004, purchases and sales of investment securities other than temporary cash investments were:

                                        (000)
Index Fund                      Purchases               Sales
Small-Cap                      $1,589,153            $770,481
Small-Cap Growth                  591,438             238,583
Small-Cap Value                   553,203             260,294

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

E.     The market value of securities on loan to broker/dealers at June 30, 2004, and collateral received with respect to such loans were:

                                       (000)
                            Market Value                Cash
                               of Loaned          Collateral
Index Fund                    Securities            Received
Small-Cap                       $393,181            $423,750
Small-Cap Growth                  43,071              47,801
Small-Cap Value                   51,446              55,081

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F.     Capital share transactions for each class of shares were:

                            ix Months Ended                   Year Ended
                              June 30, 2004                 December 31, 2003
                                     Amount          Shares          Amount         Shares
Index Fund                            (000)           (000)           (000)          (000)
Small-Cap
Investor Shares
Issued                             $943,262          39,931       $1,255,911        65,734
Issued in Lieu of Cash
Distributions                            --              --           40,382         1,799
Redeemed                          (554,689)        (23,643)        (736,647)      (39,926)
Net Increase (Decrease)
--Investor Shares                   388,573          16,288          559,646        27,607
Admiral Shares
Issued                              345,075          14,620          370,576        19,377
Issued in Lieu of Cash
Distributions                            --              --            8,958           399
Redeemed                          (313,682)        (13,419)        (205,776)      (10,747)
Net Increase (Decrease)
--Admiral Shares                     31,393           1,201          173,758         9,029
Institutional Shares
Issued                              478,499          20,432          301,591        15,201
Issued in Lieu of Cash
Distributions                            --              --            9,885           440
Redeemed                          (213,538)         (9,146)        (190,822)      (10,272)
Net Increase (Decrease)
--Institutional Shares              264,961          11,286          120,654         5,369
VIPER Shares
Issued                               86,071           1,706               --            --
Issued in Lieu of Cash
Distributions                            --              --               --            --
Redeemed                            (9,872)           (200)               --            --
Net Increase (Decrease)
--VIPER Shares                       76,199           1,506               --            --

                           Six Months Ended                   Year Ended
                              June 30, 2004                 December 31, 2003
                                     Amount          Shares           Amount        Shares
Index Fund                            (000)           (000)            (000)         (000)
Small-Cap Growth
Investor Shares
Issued                             $449,312          32,569         $477,577        41,583
Issued in Lieu of Cash
Distributions                            --              --            1,307           101
Redeemed                          (166,031)        (12,214)        (165,871)      (14,657)
Net Increase (Decrease)
--Investor Shares                   283,281          20,355          313,013        27,027
Institutional Shares
Issued                                6,812             502           34,063         3,404
Issued in Lieu of Cash
Distributions                            --              --               68             5
Redeemed                            (3,164)           (243)        (115,452)      (12,427)
Net Increase (Decrease)
--Institutional Shares                3,648             259         (81,321)       (9,018)
VIPER Shares
Issued                               70,023           1,400               --            --
Issued in Lieu of Cash
Distributions                            --              --               --            --
Redeemed                            (4,901)           (100)               --            --
Net Increase (Decrease)
--VIPER Shares                       65,122           1,300               --            --
Small-Cap Value
Investor Shares
Issued                             $491,648          41,155         $523,908        54,116
Issued in Lieu of Cash
Distributions                            --              --           26,862         2,345
Redeemed                          (250,106)        (21,103)        (405,338)      (43,803)
Net Increase (Decrease)
--Investor Shares                   241,542          20,052          145,432        12,658
Institutional Shares
Issued                                9,564             786           91,334        10,337
Issued in Lieu of Cash
Distributions                            --              --            1,528           133
Redeemed                            (5,971)           (515)        (339,229)      (40,928)
Net Increase (Decrease)
--Institutional Shares                3,593             271        (246,367)      (30,458)
VIPER Shares
Issued                               25,470             504               --            --
Issued in Lieu of Cash
Distributions                            --              --               --            --
Redeemed                                 --              --               --            --
Net Increase (Decrease)
--VIPER Shares                       25,470             504               --            --

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RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

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CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. These tax-deferred accounts are powerful options for retirement savers.

Here’s how you can exploit your IRA—and improve your chances of having the retirement of your dreams.

CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR

It may be an obvious point, but if you invest as much in your IRA as the law allows—currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over—you will increase the odds of meeting your retirement goals. “Max out” every year you can.

MAKE IT AUTOMATIC

Put your IRA on autopilot by taking advantage of Vanguard’s Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA® is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS

Don’t spend your retirement assets before you’ve retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years

John J. Brennan*      Chairman of the      Chairman of the Board, Chief Executive
(1954)                Board, Chief         Officer, and Director/Trustee of The
 May 1987             Executive Officer,   Vanguard Group, Inc., and of each of the
                      and Trustee          investment companies served by The
                      (131)                Vanguard Group.

INDEPENDENT           TRUSTEES
Charles D. Ellis      Trustee             The Partners of `63 (pro bono ventures
(1937)                (131)               in education); Senior Advisor to
January 2001                              Greenwich); Associates (international
                                          business strategy consulting Successor
                                          Trustee of Yale University; Overseer
                                          of the Stern School of Business at
                                          New York University; of the Whitehead
                                          Institute Biomedical Research.

Rajiv L. Gupta       Trustee              Chairman and Chief Executive Officer
(1945)               (131)                (since October 1999), Vice Chairman
December 2001                             (January-September 1999), and Vice
                                          President (prior to September 1999) of
                                          Rohm and Haas Co. (chemicals); Director
                                          of Technitrol, Inc. (electronic
                                          components), and Agere Systems
                                          (communications components); Board
                                          Member of the American Chemistry
                                          Council; Trustee of Drexel University.

Joann Heffernan       Trustee             Vice President, Chief Information
Heisen                (131)               Officer, and Member of the Executive
(1950)                                    Committee of Johnson & Johnson
July 1998                                 (pharmaceuticals/consumer products);
                                          Director of the University Medical Center
                                          at Princeton and Women's Research and
                                          Education Institute.

Burton G. Malkiel    Trustee              Chemical Bank Chairman's Professor
(1932)               (129)                of Economics, Princeton University;
May 1977                                  Director of Vanguard Investment Series
                                          plc (Irish invest-ent fund) (since
                                          November 2001), Vanguard Group (Ireland)
                                          Limited (Irish investment management
                                          firm) (since November 2001), Prudential
                                          Insurance Co. of America, BKF Capital
                                          (investment management), The Jeffrey Co.
                                          (holding company), and NeuVis, Inc.
                                          (software company).

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years

Alfred M. Rankin, Jr.  Trustee             Chairman, President, Chief
(1941)                 (131)               Executive Officer, and Director of NACCO
January 1993                               Industries, Inc. (forklift trucks/
                                           housewares/lignite); Director of
                                           Goodrich Corporation (industrial
                                           products/aircraft systems and
                                           services); Director of Standard
                                           Products Company (supplier for the
                                           automotive industry) until 1998.

J. Lawrence Wilson     Trustee             Retired Chairman and Chief
(1936)                 (131)               Executive Officer of Rohm and Haas Co.
April 1985                                 (chemicals); Director of Cummins Inc.
                                           (diesel engines), MeadWestvacoCorp.
                                           (paper products), and
                                           AmerisourceBergen Corp.
                                           (pharmaceutical distribution);
                                           Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton      Secretary           Managing Director and General
(1951)                 (131)               Counsel of The Vanguard Group, Inc.;
June 2001                                  Secretary of The Vanguard Group and
                                           of each of the investmentcompanies
                                           served by The Vanguard Group.

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(1957)                 (131)               Group, Inc.; Treasurer of each of
July 1998                                  the investment companies served by
                                           The Vanguard Group.

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All rights reserved.
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Q482 082004

Vanguard(R) U.S. Stock Index Funds

Mid-Capitalization Portfolios

June 30, 2004

semiannual report

Vanguard® Extended Market Index Fund Vanguard®
Mid-Cap Index Fund

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund’s return and presents data and analysis that provide insight into the fund’s performance and investment approach.

By reading the letter from Vanguard’s chairman, John J. Brennan, you’ll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund’s performance and characteristics stack up against those of similar funds and market benchmarks.

It’s important to keep in mind that the opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund’s performance and information about some of its holdings are available on Vanguard.com®.

CONTENTS
       1  LETTER FROM THE CHAIRMAN
       7  FUND PROFILES
       9  GLOSSARY OF INVESTMENT TERMS
      10  PERFORMANCE SUMMARIES
      12  ABOUT YOUR FUND'S EXPENSES
      14  FINANCIAL STATEMENTS
      71  ADVANTAGES OF VANGUARD.COM

Summary

* During the first half of 2004, the Investor Shares of Vanguard Extended Market Index Fund returned 6.0%, and those of Vanguard Mid-Cap Index Fund returned 5.8%.

** Both funds outperformed the average mid-capitalization core fund.

* The Extended Market Index Fund’s exposure to small-cap stocks—many of which were among the market’s best performers—enhanced its return for the period.

Want Less Clutter in Your Mailbox? Just Register With Vanguard.com and Opt to Get Fund Reports Online.

[GRAPHIC]

LETTER FROM THE CHAIRMAN

Dear Shareholder,

The impressive rebound in the returns of mid-capitalization stocks that began in 2003 continued into the first quarter of 2004, then slowed notably in the second quarter. The Investor Shares of both Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund posted six-month returns of 6.0% and 5.8%, respectively.

Both funds met their objectives of closely tracking their target indexes, and both outperformed the average return of mid-cap core mutual funds by a small margin.

-------------------------------------------------------------------
Total Returns                                Six Months Ended
                                                June 30, 2004
-------------------------------------------------------------------
Vanguard Extended Market Index FunD
Investor Shares                                          6.0%
Admiral Shares                                            6.1
Institutional Shares                                      6.1
VIPER Shares
Market Price                                              5.7
Net Asset Value                                           6.1
Dow Jones Wilshire 4500 Index                             5.8
Average Mid-Cap Core Fund*                                5.6
-------------------------------------------------------------------
Vanguard Mid-cap Index Fund
Investor Shares                                          5.8%
Admiral Shares                                            5.8
Institutional Shares                                      5.8
VIPER Shares
Market Price                                            1.2**
Net Asset Value                                         1.2**
MSCI US Mid Cap 450 Index                                 5.9
Average Mid-Cap Core Fund*                                5.6
-------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**Return since inception on January 26, 2004.

The table at left shows the total returns for the funds’ various share classes, in addition to the returns for the funds’ target indexes and the average mid-cap core fund. For more information about starting and ending share prices and distributions to shareholders, see page 5.

STOCKS GAINED AS THE ECONOMY

REBOUNDED

Stock markets worldwide showed moderate gains across the board as investors took heart from a generally positive economic environment. In the United States, corporate earnings were strong, and Wall Street boosted its earnings-growth forecasts as

1

Admiral™ Shares

A Lower-cost Class of Shares Available to Many Longtime Shareholders and to Those With Significant Investments in the Fund.

Institutional Shares

This Class of Shares Also Carries Low Expenses and is Available for a Minimum Investment of $10 Million.

VIPER® SHARES

Traded On the American Stock Exchange, Vipers® are Available Only Through Brokers. the Table On Page 1 Shows Viper Returns Based On Both the Amex Market Price and the Net Asset Value for a Share.

the economic expansion accelerated. Consumer confidence solidified during the half-year as job creation increased.

Gains were tempered, however, by a two-month period in which indicators of rising inflation rattled investors. Unrest in the Middle East and growing global demand pushed the price of crude oil past a level last seen more than 20 years earlier, during the Iran-Iraq War. But good economic news was back in the headlines in May and June, prompting a snapback for stocks.

For the six months, the broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 3.9%. The Russell 1000 Index of mid- to large-cap stocks produced a 3.3% gain, while the Russell 2000 Index, a proxy for small-cap stocks, jumped 6.8%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their earnings and other fundamental measures) outdistanced growth stocks (those expected to produce above-average earnings growth).

European and Pacific markets produced local-currency returns topping those of U.S. stocks. However, international stock returns were dampened somewhat for U.S.-based investors as the rebounding domestic economy and rising interest rates caused the U.S. dollar to strengthen against many currencies. (A stronger U.S. currency means that foreign returns translate into fewer dollars.) Emerging-markets returns, in the aggregate, were negative for the six-month period.

BONDS REACTED TO THE STRONGER ECONOMY

In the fixed income markets, interest rates rose across bond maturities, depressing prices. Rates stayed at historically low levels during the first half of the period, then rose sharply in April as the economy strengthened. For the six months, the yield of the benchmark 10-year U.S.

2

Treasury note increased 33 basis points (0.33 percentage point), from 4.25% to 4.58%. At the short end of the maturity spectrum, rates climbed more sharply in anticipation that the Federal Reserve Board

-------------------------------------------------------------------------
Market Barometer                                            Total Returns
                                              Periods Ended June 30, 2004
                                              ---------------------------
                                                  Six        One     Five
                                               Months       Year   Years*
-------------------------------------------------------------------------
Stocks Russell 1000 Index (Large-caps)           3.3%      19.5%    -1.6%
        Russell 2000 Index (Small-caps)           6.8       33.4      6.6
        Dow Jones Wilshire 5000 Index             3.9       21.2     -1.0
        (Entire market)
        MSCI All Country World Index
        ex USA (International)                    4.1       32.5      1.0
-------------------------------------------------------------------------
Bonds   Lehman Aggregate Bond Index              0.2%       0.3%     6.9%
        (Broad taxable market)
        Lehman Municipal Bond Index              -0.7        0.8      5.9
        Citigroup 3-Month Treasury Bill Index     0.5        1.0      3.1
=========================================================================
CPI     Consumer Price Index                     2.9%       3.3%     2.7%
-------------------------------------------------------------------------
*Annualized.

would increase its target for the federal funds rate. The Fed acted on June 30, lifting its target by 25 basis points, the first increase in four years. The yield of the 3-month Treasury bill, a proxy for money market rates, climbed from 0.92% at year-end 2003 to 1.26% on June 30.

As earnings growth fortified corporate balance sheets, corporate bonds became more attractive, enhancing their performance relative to Treasuries. This trend particularly benefited lower-quality bonds; the Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, posted a six-month return of 1.4%, compared with the 0.2% return of the broad market, as measured by the Lehman Aggregate Bond Index.

THE FUND’S MID-CAP HOLDINGS DID WELL

The six-month results for both funds were very good, and both funds satisfied their respective objectives of closely tracking their target benchmarks’ returns. The 6.0% return of the Extended Market Index Fund’s Investor Shares was marginally higher than the 5.8% return of the unmanaged Dow Jones Wilshire 4500 Completion Index, while the 5.8% return of the Mid-Cap Index Fund’s Investor Shares slightly lagged the 5.9% return of the Morgan Stanley Capital International (MSCI) US Mid Cap 450 Index. While both funds scored solid gains in the first quarter, their results in the second quarter were significantly lower, owing to higher energy prices, rising interest rates, and ongoing geopolitical tensions—factors that affected stocks of all market capitalizations.

The Extended Market Index Fund drew positive returns from 10 of its 12 constituent sectors. The fund had a competitive advantage over its

3

average mid-cap peer due to the fact that its benchmark also includes small-cap stocks (which, on average, produced some of the best returns in the period). The strongest result was in the “other energy” sector—made up of companies that provide exploration, research, and other services to oil companies—which had a six-month return of almost 23%. Many consumer-oriented stocks that tend to perform well during economic rebounds also produced beneficial returns. The consumer staples and consumer discretionary sectors added 0.3 and 1.6 percentage points, respectively, to the fund’s Investor Shares’ 6.0% return. Stock gains in the health care and materials & processing groups also bolstered the fund’s return. The fund’s holdings in the economically sensitive financial services sector (the fund’s largest sector holding) and in the utilities sector were understandable disappointments in the rising-rate environment. Technology stocks suffered losses as global competition and overvaluations were cited as reasons for poor performances.

The Mid-Cap Index Fund saw gains by 11 of the fund’s 12 sectors. The best showing was the 30% return posted by large integrated-oils companies, a gain driven by rising oil prices and global demand. As was the case for the Extended Market Index Fund, the consumer staples and consumer discretionary industry groups were among the leading contributors, adding 0.5 and 1.4 percentage points, respectively, to the fund’s return. Several other sectors, including materials & processing, “other energy,” and utilities, also posted index-beating returns that added to the fund’s return. Again, technology was the poorest-performing sector, for the reasons noted previously.

CHOOSE YOUR COURSE AND STICK TO IT

The financial markets can be very difficult to navigate. Indeed, their ups and downs can make the process of reaching your goals seem indirect at best. But, as we have advised investors for years, the most productive response to this uncertainty is to have reasonable expectations and to maintain a balanced portfolio that meets your needs and risk tolerance. Over the long run, a prudent, balanced approach allows you to participate in the markets’ gains while cushioning the effects of the markets’ darker days.

The Extended Market and Mid-Cap Index Funds, with their low-cost exposure to mid-capitalization companies within the U.S. equity market, can serve as valuable components of your balanced portfolio.

4

We appreciate your ongoing confidence in Vanguard, and thank you for entrusting your hard-earned money to us.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 15, 2004

--------------------------------------------------------------------------------
Your Fund's Performance At a Glance          December 31, 2003--June 30, 2004
                                                      Distributions Per Share
                                                     ---------------------------
                               Starting       Ending      Income        Capital
                            Share Price  Share Price   Dividends          Gains
-------------------------------------------------------------------------------
Extended Market Index Fund
  Investor Shares                $26.66       $28.27       $0.00          $0.00
  Admiral Shares                  26.66        28.29        0.00           0.00
  Institutional Shares            26.67        28.31        0.00           0.00
  VIPER Shares                    70.37        74.63        0.00           0.00
-------------------------------------------------------------------------------
Mid-Cap Index Fund
  Investor Shares                $13.13       $13.89       $0.00          $0.00
  Admiral Shares                  59.55        63.00        0.00           0.00
  Institutional Shares            13.16        13.92        0.00           0.00
  VIPER Shares                   50.34*        50.94        0.00           0.00
-------------------------------------------------------------------------------
*Share price at inception, January 26, 2004.

5

--------------------------------------------------------------------------------
Extended Market Index Fund Viper Shares
Premium/discount: December 27, 2001*-June 30, 2004
                                    Closing Price
                                  Above or Equal to        Closing Price Below
                               Closing Net Asset Value   Closing Net Asset Value
                               -----------------------   -----------------------
                               Number    Percentage of    Number   Percentage of
Basis Point Differential**    of Days       Total Days   of Days      Total Days
--------------------------------------------------------------------------------
0-24.9                            348           55.15%       205          32.48%
25-49.9                            50             7.92        20            3.17
50-74.9                             3             0.48         3            0.48
75-100.0                            1             0.16         1            0.16
>100.0                              0             0.00         0            0.00
--------------------------------------------------------------------------------
Total                             402           63.71%       229          36.29%
--------------------------------------------------------------------------------
*Inception.
**One basis point equals 1/100th of 1%.

--------------------------------------------------------------------------------
Mid-cap Index Fund Viper Shares
Premium/discount: January 26, 2004*-June 30, 2004
                                     Closing Price
                                   Above or Equal to       Closing Price Below
                                Closing Net Asset Value  Closing Net Asset Value
                                -----------------------  -----------------------
                             Number     Percentage of     Number  Percentage of
Basis Point Differential**  of Days        Total Days    of Days     Total Days
--------------------------------------------------------------------------------
0-24.9                           60            55.05%         48         44.03%
25-49.9                           0              0.00          1           0.92
50-74.9                           0              0.00          0           0.00
75-100.0                          0              0.00          0           0.00
>100.0                            0              0.00          0           0.00
--------------------------------------------------------------------------------
Total                            60             55.05%         49        44.95%
--------------------------------------------------------------------------------
*Inception.
**One basis point equals 1/100th of 1%.

6

FUND PROFILES

As Of 6/30/2004 These Profiles provide snapshots of each fund’s characteristics, compared where indicated with the fund’s target index and a broad market index. Key terms are defined on page 9.

EXTENDED MARKET INDEX FUND
--------------------------------------------------------------------------------
Portfolio Characteristics
                                                     Target               Broad
                                   Fund              Index*             Index**
--------------------------------------------------------------------------------
Number of Stocks                  3,360               4,567               5,064
Median Market Cap                 $2.1B               $2.1B              $27.1B
Price/Earnings Ratio              34.3x               34.3x               22.5x
Price/Book Ratio                   2.1x                2.1x                2.8x
Yield                                                  1.1%                1.6%
  Investor Shares                  0.9%
  Admiral Shares                   1.0%
  Institutional Shares             1.0%
  VIPER Shares                     0.9%
Return on Equity                   7.5%                7.5%               15.7%
Earnings Growth Rate               6.9%                7.0%                6.7%
Foreign Holdings                   1.1%                1.1%                0.9%
Turnover Rate                      13%+                  --                  --
Expense Ratio                                            --                  --
  Investor Shares                0.25%+
  Admiral Shares                 0.15%+
  Institutional Shares           0.09%+
  VIPER Shares                   0.20%+
Short-Term Reserves                  0%                  --                  --
--------------------------------------------------------------------------------

------------------------------------------------------------------
Volatility Measures
                                      TARGET                BROAD
                        FUND          INDEX*      FUND    INDEX**
------------------------------------------------------------------
R-Squared               1.00            1.00      0.86       1.00
Beta                    1.01            1.00      1.04       1.00
------------------------------------------------------------------

------------------------------------------------------------------------
Sector Diversification (% of portfolio)++
                                                   Target       Broad
                                   Fund            Index*     Index**
Auto & Transportation                3%                3%          3%
Consumer Discretionary               22                22          15
Consumer Staples                      3                 3           7
Financial Services                   27                27          23
Health Care                          12                12          13
Integrated Oils                       0                 0           4
Other Energy                          5                 5           3
Materials & Processing                6                 6           4
Producer Durables                     5                 5           4
Technology                           11                11          14
Utilities                             5                 5           6
Other                                 1                 1           4
----------------------------------------------------------------------

------------------------------------------------------------
Ten Largest Holdings (% of total net assets)
Berkshire Hathaway Inc.                                3.2%
  (financial services)
Genentech, Inc.                                         0.9
  (biotechnology)
Liberty Media Corp.                                     0.8
  (media)
DirecTV Group, Inc.                                     0.7
  (telecommunications)
Amazon.com, Inc.                                        0.7
  (retail)
InterActiveCorp                                         0.7
  (retail)
Cox Communications, Inc. Class A                        0.5
  (telecommunications)
Juniper Networks, Inc.                                  0.4
  (computer hardware)
Fox Entertainment Group, Inc. Class A                   0.4
  (entertainment)
Genworth Financial Inc.                                 0.4
  (insurance)
------------------------------------------------------------
Top Ten                                                 8.7%
------------------------------------------------------------
"Ten Largest Holdings" excludes any temporary
cash investments and equity index products.
------------------------------------------------------------

Investments Focus
MARKET CAP      MEDIUM
STYLE                 BLEND

 *Dow Jones Wilshire 4500 Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
††Security classification based on Wilshire Associates methodology.

7

FUND PROFILES (CONTINUED)

Mid-cap Index Fund
------------------------------------------------------------
Portfolio Characteristics
------------------------------------------------------------
                                          Target      Broad
                                Fund      Index*    Index**
Number of Stocks                 454         454      5,064
Median Market Cap              $5.0B       $5.0B     $27.1B
Price/Earnings Ratio           22.8x       22.7x      22.5x
Price/Book Ratio                2.5x        2.5x       2.8x
Yield                                       1.3%       1.6%
  Investor Shares               1.1%
  Admiral Shares                1.2%
  Institutional Shares          1.3%
  VIPER Shares                  1.2%
Return on Equity               14.4%       14.4%      15.7%
Earnings Growth Rate           10.5%       10.5%       6.7%
Foreign Holdings                0.5%        0.5%       0.9%
Turnover Rate                   18%+          --         --
Expense Ratio                                 --         --
  Investor Shares             0.23%+
  Admiral Shares              0.13%+
  Institutional Shares        0.08%+
  VIPER Shares                0.18%+
Short-Term Reserves               0%          --         --
------------------------------------------------------------

-------------------------------------------------------------------
Volatility Measures
                                   Spliced                   Broad
                         Fund      Index++        Fund     Index**
-------------------------------------------------------------------
R-Squared                1.00         1.00        0.88        1.00
Beta                     1.00         1.00        0.98        1.00
-------------------------------------------------------------------

-----------------------------------------------------------------------------
Sector Diversification (% of portfolio)
                                                Target              Broad
                                 Fund           Index*            Index**
-----------------------------------------------------------------------------
Auto & Transportation                  3%               3%                 3%
Consumer Discretionary                19               19                 15
Consumer Staples                       3                3                  7
Financial Services                    22               22                 23
Health Care                            9                9                 13
Integrated Oils                        1                1                  4
Other Energy                           6                6                  3
Materials & Processing                 7                7                  4
Producer Durables                      6                6                  4
Technology                            14               14                 14
Utilities                              8                8                  6
Other                                  2                2                  4
-----------------------------------------------------------------------------

 *MSCI US Mid Cap 450 Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
††S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

-----------------------------------------------------------
Ten Largest Holdings (% Of total net assets)
TXU Corp.                                             0.7%
  (electrical utilities)
Apple Computer, Inc.                                   0.7
  (computer technology)
Xerox Corp.                                            0.6
  (electronic business equipment)
J.C. Penney Co., Inc. (Holding Co.)                    0.6
  (retail)
Monsanto Co.                                           0.6
  (chemicals)
Medco Health Solutions, Inc.                           0.6
  (health care)
CIGNA Corp.                                            0.5
  (insurance)
PACCAR, Inc.                                           0.5
  (automotive and transport)
Valero Energy Corp.                                    0.5
  (energy and utilities)
Eaton Corp.                                            0.5
  (manufacturing)
-----------------------------------------------------------
Top Ten                                               5.8%
-----------------------------------------------------------
"Ten Largest Holdings" excludes any temporary
cash investments and equity index products.
-----------------------------------------------------------

INVESTMENTS FOCUS
MARKET CAP      MEDIUM
STYLE                 BLEND

8

GLOSSARY OF INVESTMENT TERMS

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index.
The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

------------------------------------------------------------------------------------------------------------------------------------

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

------------------------------------------------------------------------------------------------------------------------------------

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

------------------------------------------------------------------------------------------------------------------------------------

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

------------------------------------------------------------------------------------------------------------------------------------

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price
x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market
capitalizations above the median, and the rest are below it.

------------------------------------------------------------------------------------------------------------------------------------

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

------------------------------------------------------------------------------------------------------------------------------------

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s
future growth.

------------------------------------------------------------------------------------------------------------------------------------

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship
to the index’s returns, its R-squared would be 0.

------------------------------------------------------------------------------------------------------------------------------------

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

------------------------------------------------------------------------------------------------------------------------------------

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

------------------------------------------------------------------------------------------------------------------------------------

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

------------------------------------------------------------------------------------------------------------------------------------

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of
income provided by securities in the index.

------------------------------------------------------------------------------------------------------------------------------------

9

PERFORMANCE SUMMARIES

As of 6/30/2004 All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For the performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.Vanguard.Com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

EXTENDED MARKET INDEX FUND
---------------------------------------------------------------
Fiscal-year Total Returns (%) December 31, 1993-June 30, 2004
[BAR GRAPH APPEARS - -30 TO 50%]
Extended Market Index Fund Investor Shares
    1994             -1.8
    1995             33.8
    1996             17.6
    1997             26.7
    1998              8.3
    1999             36.2
    2000            -15.5
    2001             -9.1
    2002            -18.1
    2003             43.4
    2004*             6.0
Dow Jones Wilshire 4500 Index
    1994             -2.7
    1995             33.5
    1996             17.2
    1997             25.7
    1998              8.6
    1999             35.5
    2000            -15.8
    2001             -9.3
    2002            -17.8
    2003             43.8
    2004*            5.8
---------------------------------------------------------------

*Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 60–62 for dividend and capital gains information.

--------------------------------------------------------------------------------
Average Annual Total Returns for Periods Ended June 30, 2004
                                            One    Five           Ten Years
                        Inception Date     Year   Years  Capital  Income   Total
--------------------------------------------------------------------------------
Extended Market Index Fund
  Investor Shares*          12/21/1987   29.66%   3.13%   10.16%   1.20%  11.36%
  Admiral Shares            11/13/2000    29.80  2.30**       --      --      --
  Institutional Shares        7/7/1997    29.90    3.29     5.72    1.18    6.90
VIPER Shares
  Market Price              12/27/2001    29.57  9.20**       --      --      --
  Net Asset Value           12/27/2001    29.75  9.26**       --      --      --
--------------------------------------------------------------------------------
 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

10

MID-CAP INDEX FUND
----------------------------------------------------------
Fiscal-year Total Returns (%) May 21, 1998-June 30, 2004
[BAR GRAPH APPEARS - -30 TO 50%]
Mid-Cap Index Fund Investor Shares
   1998              8.6
   1999             15.3
   2000             18.1
   2001             -0.5
   2002            -14.6
   2003             34.1
   2004**            5.8
Spliced Mid Cap Index*
   1998              7.8
   1999             14.7
   2000             18.1
   2001             -0.6
   2002            -14.5
   2003             33.8
   2004**            5.9
---------------------------------------------------------

 *S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
**Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 63–66 for dividend and capital gains information.

--------------------------------------------------------------------------------
Average Annual Total Returns for Periods Ended June 30, 2004
                                         One     Five               Ten Years
                     Inception Date     Year    Years   Capital   Income  Total
--------------------------------------------------------------------------------
Mid-Cap Index Fund
  Investor Shares*        5/21/1998   27.69%    8.92%     9.16%    0.76%   9.92%
  Admiral Shares         11/12/2001    27.73  10.85**        --       --      --
  Institutional Shares    5/21/1998    27.76     9.07      9.19     0.88   10.07
VIPER Shares
   Market Price           1/26/2004   1.15**       --        --       --      --
  Net Asset Value         1/26/2004   1.19**       --        --       --      --
--------------------------------------------------------------------------------
 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

11

ABOUT YOUR FUND’S EXPENSES

--------------------------------------------------------------------------------
Six Months Ended June 30, 2004*
                                     Beginning           Ending        Expenses
                                 Account Value    Account Value     Paid During
Index Fund                          12/31/2003        6/30/2004        Period**
--------------------------------------------------------------------------------
BASED ON ACTUAL FUND RETURN
Extended Market
Investor Shares                         $1,000           $1,060           $1.28
Admiral Shares                           1,000            1,061            0.77
Institutional Shares                     1,000            1,061            0.46
VIPER Shares                             1,000            1,061            1.02
--------------------------------------------------------------------------------
Mid-Cap
Investor Shares                         $1,000           $1,058           $1.18
Admiral Shares                           1,000            1,058            0.67
Institutional Shares                     1,000            1,058            0.41
--------------------------------------------------------------------------------
BASED ON HYPOTHETICAL 5% RETURN
Extended Market
Investor Shares                         $1,000           $1,049           $1.27
Admiral Shares                           1,000            1,049            0.76
Institutional Shares                     1,000            1,050            0.46
VIPER Shares                             1,000            1,049            1.02
--------------------------------------------------------------------------------
Mid-Cap
Investor Shares                         $1,000           $1,049           $1.17
Admiral Shares                           1,000            1,049            0.66
Institutional Shares                     1,000            1,050            0.41
--------------------------------------------------------------------------------

 *The table does not include data for funds or share classes of funds with fewer than six months of history.
**Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent   fiscal half-year, then divided by 366.

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table above illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

12

• Based on hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the

----------------------------------------------------------------------------
Annualized Expense Ratios:
     Your Fund Compared With Its Peer Group
                                              Fund             Peer Group*
----------------------------------------------------------------------------
Extended Market Index Fund                                           1.53%
  Investor Shares                            0.25%
  Admiral Shares                              0.15
  Institutional Shares                        0.09
  VIPER Shares                                0.20
----------------------------------------------------------------------------
Mid-Cap Index Fund                                                   1.53%
  Investor Shares                            0.23%
  Admiral Shares                              0.13
  Institutional Shares                        0.08
  VIPER Shares                                0.18
----------------------------------------------------------------------------
*The peer group for both the Extended Market Index Fund and the Mid-Cap Index Fund is the Average Mid-Cap Core Fund. Peer group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 12 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

13

As of 6/30/2004 FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector according to Frank Russell Company. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
-------------------------------------------------------------------------------
COMMON STOCKS (99.8%)(1)
-------------------------------------------------------------------------------

Auto & Transportation (3.0%)
   Expeditors International of
     Washington, Inc.                       264,095                 $ 13,049
   Lear Corp.                               172,834                   10,195
   C.H. Robinson Worldwide, Inc.            214,328                    9,825
   J.B. Hunt Transport Services, Inc.       201,375                    7,769
   Gentex Corp.                             193,720                    7,687
*  JetBlue Airways Corp.                    257,123                    7,554
   BorgWarner, Inc.                         139,378                    6,101
   CNF Inc.                                 126,837                    5,271
   Polaris Industries, Inc.                 107,874                    5,178
   Oshkosh Truck Corp.                       86,392                    4,951
*  AMR Corp.                                400,097                    4,845
   Thor Industries, Inc.                    144,020                    4,819
*  Yellow Roadway Corp.                     120,631                    4,808
   American Axle & Manufacturing
     Holdings, Inc.                         131,277                    4,773
*  TRW Automotive Holdings Corp.            247,100                    4,658
   Overseas Shipholding Group Inc.           98,732                    4,357
   Tidewater Inc.                           143,172                    4,267
   Werner Enterprises, Inc.                 199,108                    4,201
*  Landstar System, Inc.                     74,881                    3,959
*  Swift Transportation Co., Inc.           202,305                    3,631
   Florida East Coast
     Industries, Inc. Class A                92,528                    3,576
   Alexander & Baldwin, Inc.                106,751                    3,571
-------------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
-------------------------------------------------------------------------------
   Heartland Express, Inc.                  125,284                 $  3,428
   ArvinMeritor, Inc.                       174,501                    3,415
*  Laidlaw International Inc.               260,205                    3,372
   Winnebago Industries, Inc.                85,656                    3,193
*  EGL, Inc.                                113,302                    3,014
*  AirTran Holdings, Inc.                   211,673                    2,993
   Modine Manufacturing Co.                  86,212                    2,746
   OMI Corp.                                227,706                    2,710
*  Knight Transportation, Inc.               94,216                    2,707
*  General Maritime Corp.                    92,979                    2,551
   Skywest, Inc.                            145,676                    2,536
   USF Corp.                                 69,557                    2,444
*  Kansas City Southern                     156,989                    2,433
*  Northwest Airlines Corp. Class A         216,412                    2,407
*  Kirby Corp.                               61,200                    2,381
   Superior Industries
     International, Inc.                     66,837                    2,236
   Bandag, Inc.                              47,714                    2,125
   Monaco Coach Corp.                        74,037                    2,086
   Arkansas Best Corp.                       62,978                    2,073
   Overnite Corp.                            70,341                    2,068
   Sauer-Danfoss, Inc.                      118,768                    2,027
*  Forward Air Corp.                         54,163                    2,026
   Wabtec Corp.                             110,179                    1,988
*  Continental Airlines, Inc. Class B       166,631                    1,895
*  Wabash National Corp.                     68,286                    1,881
*  Offshore Logistics, Inc.                  65,063                    1,830

14

----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
*  Old Dominion Freight Line, Inc.           60,474                  $ 1,783
*  Pacer International, Inc.                 93,076                    1,722
*  Tenneco Automotive, Inc.                 128,566                    1,701
*  ExpressJet Holdings, Inc.                139,394                    1,692
*  Alaska Air Group, Inc.                    69,036                    1,648
*  Aviall Inc.                               84,533                    1,607
   Marine Products Corp.                     84,158                    1,561
*  Genesee & Wyoming Inc. Class A            65,296                    1,548
*  RailAmerica, Inc.                        104,846                    1,531
*  TBC Corp.                                 63,007                    1,500
*  Fleetwood Enterprises, Inc.               93,236                    1,357
*  Keystone Automotive
     Industries, Inc.                        48,408                    1,350
*  A.S.V., Inc.                              41,841                    1,310
*  AAR Corp.                                110,642                    1,256
   Arctic Cat, Inc.                          41,524                    1,143
*  Collins & Aikman Corp.                   197,231                    1,103
*  Hayes Lemmerz International, Inc.         72,902                    1,101
*  SCS Transportation, Inc.                  39,346                    1,038
*  Gulfmark Offshore, Inc.                   64,445                    1,017
*  Frontier Airlines, Inc.                   92,675                    1,008
*  Aftermarket Technology Corp.              53,395                      881
*  America West Holdings Corp.
     Class B                                 93,549                      849
*  Mesa Air Group Inc.                      103,348                      836
   Coachmen Industries, Inc.                 50,476                      807
*  Hub Group, Inc.                           23,205                      791
*  P.A.M. Transportation
     Services, Inc.                          39,519                      755
*  The Greenbrier Cos., Inc.                 39,231                      747
   Noble International, Ltd.                 30,166                      747
*  Stoneridge, Inc.                          43,637                      742
*  MAIR Holdings, Inc.                       84,995                      694
*  Celadon Group Inc.                        39,345                      692
   Spartan Motors, Inc.                      55,305                      677
*  Pinnacle Airlines Corp.                   56,200                      635
   Maritrans Inc.                            41,813                      629
   Todd Shipyards Corp.                      35,642                      626
*  Tower Automotive, Inc.                   170,237                      620
*  Atlantic Coast Airlines
     Holdings Inc.                           96,885                      556
*  National R.V. Holdings, Inc.              35,870                      529
*  USA Truck, Inc.                           42,603                      515
*  Republic Airways Holdings Inc.            35,690                      509
*  Starcraft Corp.                           35,636                      485
   Standard Motor Products, Inc.             29,848                      440
*  Marten Transport, Ltd.                    21,995                      410
*  Quantum Fuel Systems
     Technologies Worldwide, Inc.            64,593                      393
*  Impco Technologies Inc.                   59,863                      379
*  Strattec Security Corp.                    5,504                      377
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
*  Covenant Transport, Inc.                  20,961                $     358
*  R&B, Inc.                                 17,997                      353
*  Sports Resorts International, Inc.        75,618                      287
*  Quality Distribution Inc.                 25,789                      284
*  Dura Automotive Systems, Inc.             30,950                      283
*  U.S. Xpress Enterprises, Inc.             17,759                      279
   Quixote Corp.                             13,436                      269
*  Seabulk International, Inc.               30,533                      252
*  Petroleum Helicopters, Inc.               12,835                      249
   Titan International, Inc.                 22,900                      236
*  Midwest Air Group Inc.                    45,588                      190
*  Allied Holdings, Inc.                     37,300                      161
*  Raytech Corp.                             67,141                      111
*  ATA Holdings, Inc.                        19,003                       99
*  Hawaiian Holdings, Inc.                   11,600                       83
*  Central Freight Lines, Inc.                8,400                       67
   Providence and Worcester
     Railroad Co.                             2,700                       28
   Bandag, Inc. Class A                         600                       25
*  Frozen Food Express
     Industries, Inc.                         1,100                        8
*  Oglebay Norton Co.                        14,000                        2
                                                                    --------
                                                                     241,531
                                                                    --------
Consumer Discretionary (22.1%)
   Liberty Media Corp.                    7,308,438                   65,703
*  DirecTV Group, Inc.                    3,474,866                   59,420
*  Amazon.com, Inc.                       1,015,589                   55,248
*  InterActiveCorp                        1,758,397                   52,998
*  Fox Entertainment Group, Inc.
     Class A                              1,069,640                   28,559
   Washington Post Co. Class B               23,773                   22,109
   E.W. Scripps Co. Class A                 203,795                   21,398
   Royal Caribbean Cruises, Ltd.            491,816                   21,350
*  Coach, Inc.                              471,790                   21,320
*  EchoStar Communications Corp.
     Class A                                591,643                   18,193
*  MGM Mirage, Inc.                         356,553                   16,737
*  Kmart Holding Corp.                      225,099                   16,162
   Harman International
     Industries, Inc.                       165,982                   15,104
   Estee Lauder Cos. Class A                305,496                   14,902
   CDW Corp.                                209,644                   13,367
*  XM Satellite Radio Holdings, Inc.        480,567                   13,115
*  Liberty Media International Inc.
     Class A                                337,755                   12,531
*  VeriSign, Inc.                           622,071                   12,379
*  Mohawk Industries, Inc.                  167,557                   12,287
   PETsMART, Inc.                           361,929                   11,745
*  Caesars Entertainment, Inc.              772,304                   11,585
   Mandalay Resort Group                    168,718                   11,581
*  Career Education Corp.                   253,293                   11,540

15

----------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
----------------------------------------------------------------------------
   Manpower Inc.                            225,371                   11,442
   Republic Services, Inc. Class A          386,637                   11,189
   Fastenal Co.                             190,207                   10,809
*  Iron Mountain, Inc.                      215,829                   10,416
*  Weight Watchers
   International, Inc.                      265,401                   10,388
*  ChoicePoint Inc.                         221,866                   10,130
   Ross Stores, Inc.                        377,776                   10,109
*  Chico's FAS, Inc.                        223,587                   10,097
*  Pixar, Inc.                              141,074                    9,806
*  Williams-Sonoma, Inc.                    291,900                    9,621
*  Lamar Advertising Co. Class A            221,199                    9,589
*  Sirius Satellite Radio, Inc.           3,089,024                    9,514
   Michaels Stores, Inc.                    172,195                    9,471
*  Fisher Scientific International Inc.     160,627                    9,276
   Abercrombie & Fitch Co.                  236,608                    9,169
   ServiceMaster Co.                        727,676                    8,965
   Foot Locker, Inc.                        364,390                    8,869
*  Getty Images, Inc.                       146,083                    8,765
   Polo Ralph Lauren Corp.                  250,322                    8,624
*  Brinker International, Inc.              242,208                    8,264
*  Advance Auto Parts, Inc.                 185,780                    8,208
   The McClatchy Co. Class A                116,290                    8,158
*  Wynn Resorts Ltd.                        206,292                    7,969
*  Dollar Tree Stores, Inc.                 284,689                    7,809
   Belo Corp. Class A                       289,862                    7,783
   Outback Steakhouse                       186,482                    7,713
   Station Casinos, Inc.                    159,182                    7,704
   Aramark Corp. Class B                    263,332                    7,573
   Metro-Goldwyn-Mayer Inc.                 593,753                    7,184
   GTECH Holdings Corp.                     148,943                    6,898
   The Neiman Marcus Group, Inc.
     Class A                                123,448                    6,870
   International Speedway Corp.             133,361                    6,487
*  Hewitt Associates, Inc.                  235,255                    6,470
*  O'Reilly Automotive, Inc.                137,368                    6,209
*  Urban Outfitters, Inc.                   100,674                    6,132
*  Rent-A-Center, Inc.                      202,101                    6,049
*  Education Management Corp.               183,497                    6,030
*  Copart, Inc.                             225,096                    6,010
   Viad Corp.                               222,134                    6,000
*  Barnes & Noble, Inc.                     172,919                    5,876
*  Westwood One, Inc.                       243,335                    5,791
*  CarMax, Inc.                             260,744                    5,702
*  Tech Data Corp.                          145,479                    5,693
*  Timberland Co.                            87,626                    5,660
*  Service Corp. International              764,092                    5,631
   Talbots Inc.                             143,183                    5,606
*  Corinthian Colleges, Inc.                226,204                    5,596
*  Ask Jeeves, Inc.                         142,146                    5,548
*  Columbia Sportswear Co.                  101,501                    5,544
------------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                             Shares                     (000)
------------------------------------------------------------------------------
   Lee Enterprises, Inc.                    112,425                  $ 5,398
*  Activision, Inc.                         338,552                    5,383
   Saks Inc.                                357,378                    5,361
   Harte-Hanks, Inc.                        218,968                    5,345
   The Corporate
     Executive Board Co.                     92,442                    5,342
*  Marvel Enterprises Inc.                  273,397                    5,337
*  American Eagle Outfitters, Inc.          179,825                    5,199
*  The Cheesecake Factory                   130,118                    5,177
   Claire's Stores, Inc.                    235,354                    5,107
*  Gemstar-TV Guide
     International, Inc.                  1,062,063                    5,098
*  AnnTaylor Stores Corp.                   173,088                    5,016
   John Wiley & Sons Class A                155,478                    4,975
   Regis Corp.                              111,247                    4,961
   The Brink's Co.                          141,990                    4,863
*  DeVry, Inc.                              177,006                    4,853
*  Citadel Broadcasting Corp.               331,373                    4,828
*  Entercom Communications Corp.            129,388                    4,826
*  Fossil, Inc.                             176,903                    4,821
   Applebee's International, Inc.           207,156                    4,769
*  NetFlix.com, Inc.                        129,764                    4,665
*  PETCO Animal Supplies, Inc.              143,772                    4,631
   Ruby Tuesday, Inc.                       167,014                    4,585
   Borders Group, Inc.                      194,643                    4,562
   Nu Skin Enterprises, Inc.                179,348                    4,541
   Choice Hotel International, Inc.          89,393                    4,484
   Boyd Gaming Corp.                        166,970                    4,436
*  West Corp.                               168,463                    4,405
*  BJ's Wholesale Club, Inc.                175,310                    4,383
*  ITT Educational Services, Inc.           114,676                    4,360
*  Laureate Education Inc.                  113,030                    4,322
   The Toro Co.                              60,923                    4,269
   IKON Office Solutions, Inc.              371,851                    4,265
*  Earthlink, Inc.                          394,801                    4,086
*  Sirva Inc.                               175,842                    4,044
   SCP Pool Corp.                            89,400                    4,023
*  Tractor Supply Co.                        96,019                    4,016
*  Valassis Communications, Inc.            130,989                    3,991
*  CNET Networks, Inc.                      358,897                    3,973
   Reader's Digest
     Association, Inc.                      248,317                    3,971
   Blyth, Inc.                              115,041                    3,968
   Pier 1 Imports Inc.                      220,245                    3,896
   Strayer Education, Inc.                   34,877                    3,891
   CBRL Group, Inc.                         122,293                    3,773
*  Pacific Sunwear of
     California, Inc.                       192,393                    3,765
*  Aeropostale, Inc.                        139,252                    3,747
   Media General, Inc. Class A               58,195                    3,737
*  Kroll Inc.                               100,477                    3,706

16

------------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                             Shares                     (000)
------------------------------------------------------------------------------
*  American Greetings Corp.
     Class A                                159,056                  $ 3,687
   The Pep Boys
     (Manny, Moe & Jack)                    145,125                    3,679
   Hollinger International, Inc.            218,195                    3,663
*  The Yankee Candle Co., Inc.              124,799                    3,650
   Journal Communications, Inc.             191,675                    3,609
   Speedway Motorsports, Inc.               107,531                    3,596
*  Zale Corp.                               130,450                    3,556
   Furniture Brands
     International Inc.                     140,659                    3,524
*  Corrections Corp. of
     America REIT                            88,235                    3,484
*  Take-Two Interactive
     Software, Inc.                         112,622                    3,451
   United Auto Group, Inc.                  112,569                    3,450
   MSC Industrial Direct Co., Inc.
     Class A                                104,777                    3,441
*  R.H. Donnelley Corp.                      78,222                    3,421
   Grey Global Group Inc.                     3,459                    3,407
*  Sonic Corp.                              149,101                    3,392
*  United Stationers, Inc.                   85,154                    3,382
   Ethan Allen Interiors, Inc.               93,604                    3,361
   Hearst-Argyle Television Inc.            130,024                    3,352
*  Penn National Gaming, Inc.               100,918                    3,350
*  Quiksilver, Inc.                         139,654                    3,325
*  Linens `n Things, Inc.                   113,034                    3,313
*  Waste Connections, Inc.                  109,411                    3,245
*  Tempur-Pedic International Inc.          230,652                    3,231
*  MPS Group, Inc.                          264,032                    3,200
*  Gaylord Entertainment Co.                 99,459                    3,122
*  Scientific Games Corp.                   158,403                    3,032
*  Tuesday Morning Corp.                    102,853                    2,983
   Kellwood Co.                              68,186                    2,970
*  InfoSpace, Inc.                           77,732                    2,957
*  Charter Communications, Inc.             749,799                    2,939
*  Krispy Kreme Doughnuts, Inc.             153,866                    2,937
*  Emmis Communications, Inc.               139,252                    2,921
   Tupperware Corp.                         147,246                    2,861
*  Scholastic Corp.                          95,078                    2,848
*  Arbitron Inc.                             77,664                    2,836
*  United Natural Foods, Inc.                98,069                    2,835
*  Dick's Sporting Goods, Inc.               83,948                    2,800
   Banta Corp.                               62,691                    2,784
*  Universal Technical Institute Inc.        69,608                    2,783
*  Argosy Gaming Co.                         73,805                    2,775
*  CEC Entertainment Inc.                    93,797                    2,768
*  99 Cents Only Stores                     181,344                    2,765
*  United Online, Inc.                      155,436                    2,737
*  Jack in the Box Inc.                      91,556                    2,719
   Aaron Rents, Inc. Class B                 81,895                    2,714
------------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                             Shares                     (000)
------------------------------------------------------------------------------
   Matthews International Corp.              80,553                 $  2,653
*  P.F. Chang's China Bistro, Inc.           64,305                    2,646
*  DoubleClick Inc.                         340,427                    2,645
   Wolverine World Wide, Inc.               100,030                    2,626
   Kelly Services, Inc. Class A              88,056                    2,624
*  Helen of Troy Ltd.                        71,035                    2,619
   Rollins, Inc.                            113,430                    2,610
*  Select Comfort Corp.                      91,321                    2,594
*  Panera Bread Co.                          71,897                    2,580
*  Charming Shoppes, Inc.                   288,662                    2,578
*  Payless ShoeSource, Inc.                 171,089                    2,551
*  Priceline.com, Inc.                       94,461                    2,544
*  Guitar Center, Inc.                       56,338                    2,505
   ADVO, Inc.                                75,977                    2,501
*  Navigant Consulting, Inc.                115,267                    2,471
*  The Warnaco Group, Inc.                  115,284                    2,452
*  Jarden Corp.                              68,119                    2,452
*  Aztar Corp.                               86,660                    2,426
*  Cumulus Media Inc.                       144,004                    2,421
   Bob Evans Farms, Inc.                     88,302                    2,418
*  Hot Topic, Inc.                          117,184                    2,401
*  Men's Wearhouse, Inc.                     90,826                    2,397
   Regal Entertainment
     Group Class A                          132,408                    2,397
*  Catalina Marketing Corp.                 130,919                    2,395
*  ValueClick, Inc.                         198,574                    2,379
   La-Z-Boy Inc.                            132,009                    2,374
   ABM Industries Inc.                      121,822                    2,372
*  The Sports Authority, Inc.                64,355                    2,310
*  Tetra Tech, Inc.                         140,565                    2,294
*  Resources Connection, Inc.                58,159                    2,275
*  Shuffle Master, Inc.                      62,548                    2,271
   Liberty Corp.                             48,204                    2,263
*  WMS Industries, Inc.                      75,596                    2,253
   Ameristar Casinos, Inc.                   66,546                    2,235
   Oakley, Inc.                             172,001                    2,226
*  Alliance Gaming Corp.                    129,076                    2,215
*  Radio One, Inc.                          137,056                    2,208
   Fred's, Inc.                              99,668                    2,202
   Watson Wyatt & Co. Holdings               82,574                    2,201
*  THQ Inc.                                  95,586                    2,189
*  Orbitz, Inc.                             100,762                    2,178
   Burlington Coat Factory
     Warehouse Corp.                        112,252                    2,166
*  Insight Enterprises, Inc.                121,271                    2,154
   Callaway Golf Co.                        188,676                    2,140
*  Stewart Enterprises, Inc.
     Class A                                261,668                    2,130
   G & K Services, Inc. Class A              52,639                    2,116
*  Rare Hospitality International Inc.       84,477                    2,103
*  Journal Register Co.                     105,112                    2,102

17

-------------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
-------------------------------------------------------------------------------
   Landry's Restaurants, Inc.                69,425                 $  2,075
*  Carter's, Inc.                            70,507                    2,052
*  Radio One, Inc. Class D                  126,800                    2,030
   World Wrestling
     Entertainment, Inc.                    159,020                    2,028
*  Global Imaging Systems, Inc.              55,285                    2,027
*  Hollywood Entertainment Corp.            151,677                    2,026
*  CSK Auto Corp.                           116,815                    2,002
*  Boca Resorts, Inc. Class A                99,802                    1,978
*  Midway Games Inc.                        171,176                    1,972
*  MAXIMUS, Inc.                             55,222                    1,958
*  ProQuest Co.                              71,367                    1,945
*  bebe stores, inc.                         97,197                    1,944
*  CMGI Inc.                                996,618                    1,943
*  CKE Restaurants Inc.                     144,476                    1,926
   IHOP Corp.                                53,836                    1,925
*  Coldwater Creek Inc.                      72,638                    1,923
*  Labor Ready, Inc.                        123,869                    1,920
*  Hibbett Sporting Goods, Inc.              70,194                    1,920
*  Wesco International, Inc.                102,081                    1,878
*  Group 1 Automotive, Inc.                  56,471                    1,875
   Brown Shoe Co., Inc.                      45,558                    1,865
*  CoStar Group, Inc.                        40,337                    1,853
*  Cox Radio, Inc.                          105,283                    1,830
*  Multimedia Games Inc.                     68,223                    1,830
*  PRIMEDIA Inc.                            655,137                    1,821
*  Finish Line, Inc.                         59,851                    1,806
*  Big 5 Sporting Goods Corp.                68,581                    1,796
*  Cost Plus, Inc.                           55,332                    1,796
*  Bright Horizons
     Family Solutions, Inc.                  33,198                    1,780
*  Guess ?, Inc.                            110,319                    1,776
   Gevity HR, Inc.                           67,617                    1,771
   Oxford Industries, Inc.                   40,522                    1,765
*  FTI Consulting, Inc.                     106,842                    1,763
*  Korn/Ferry International                  90,328                    1,750
   Central Parking Corp.                     93,402                    1,746
*  Dollar Thrifty
     Automotive Group, Inc.                  63,606                    1,745
   Gray Television, Inc.                    125,520                    1,743
*  Stein Mart, Inc.                         107,188                    1,743
   Renaissance Learning, Inc.                77,537                    1,738
*  RC2 Corp.                                 48,493                    1,722
   Christopher & Banks Corp.                 97,133                    1,720
*  School Specialty, Inc.                    47,241                    1,715
*  Stage Stores, Inc.                        45,512                    1,714
*  Ryan's Restaurant Group, Inc.            108,442                    1,713
   Handleman Co.                             73,803                    1,709
*  Six Flags, Inc.                          234,370                    1,702
   Kenneth Cole Productions, Inc.            49,569                    1,699
   CDI Corp.                                 48,926                    1,693
--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
--------------------------------------------------------------------------------
*  Electronics Boutique
     Holdings Corp.                          63,897                   $1,683
   K-Swiss, Inc.                             83,258                    1,683
*  Central Garden and Pet Co.                46,949                    1,679
*  The Advisory Board Co.                    46,544                    1,657
   Sonic Automotive, Inc.                    74,438                    1,649
   Movie Gallery, Inc.                       84,012                    1,642
*  Teletech Holdings Inc.                   185,733                    1,629
   Phillips-Van Heusen Corp.                 84,082                    1,619
*  Papa John's International, Inc.           54,611                    1,613
*  Crown Media Holdings, Inc.               189,218                    1,612
*  The Children's Place
     Retail Stores, Inc.                     68,262                    1,606
*  Wireless Facilities, Inc.                163,173                    1,604
*  Genesco, Inc.                             67,534                    1,596
*  K2 Inc.                                  101,224                    1,589
*  Consolidated Graphics, Inc.               35,870                    1,580
*  Steak n Shake Co.                         84,859                    1,546
   World Fuel Services Corp.                 34,182                    1,541
*  Jo-Ann Stores, Inc.                       52,377                    1,540
*  Overstock.com, Inc.                       39,264                    1,534
   Bowne & Co., Inc.                         96,487                    1,529
*  USANA Health Sciences, Inc.              49,060                     1,525
*  Too Inc.                                  91,012                    1,520
*  aQuantive, Inc.                          153,726                    1,519
*  Elizabeth Arden, Inc.                     72,105                    1,517
*  Leapfrog Enterprises, Inc.                76,190                    1,515
*  Carmike Cinemas, Inc.                     38,352                    1,513
*  Exult Inc.                               277,970                    1,495
   Startek, Inc.                             41,015                    1,468
*  The Gymboree Corp.                        94,984                    1,459
   Lone Star Steakhouse &
     Saloon, Inc.                            53,570                    1,457
*  Charlotte Russe Holding Inc.              68,046                    1,455
*  Sharper Image Corp.                       46,262                    1,452
*  The Dress Barn, Inc.                      84,361                    1,444
   Russell Corp.                             79,860                    1,434
   The Nautilus Group, Inc.                  73,476                    1,434
*  MarineMax, Inc.                           49,600                    1,423
*  Lin TV Corp.                              66,550                    1,411
*  Red Robin Gourmet Burgers                 51,515                    1,410
*  Pinnacle Entertainment, Inc.             111,547                    1,407
   Chemed Corp.                              28,761                    1,395
   Blockbuster Inc. Class A                  91,848                    1,394
*  PDI, Inc.                                 45,683                    1,386
*  JAKKS Pacific, Inc.                       66,310                    1,379
*  The Pantry, Inc.                          63,137                    1,376
*  TiVo Inc.                                193,906                    1,375
   Churchill Downs, Inc.                     33,655                    1,370
   The Stride Rite Corp.                    123,990                    1,368
*  Central European
     Distribution Corp.                      52,650                    1,364

18

----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
*  Entravision
     Communications Corp.                   176,157         $          1,353
*  Vail Resorts Inc.                         70,556                    1,352
*  Volt Information Sciences Inc.            42,239                    1,331
*  Playtex Products, Inc.                   168,792                    1,320
*  Isle of Capri Casinos, Inc.               75,308                    1,314
*  Cross Country Healthcare, Inc.            72,298                    1,312
*  AMN Healthcare Services, Inc.             85,499                    1,307
   Sinclair Broadcast Group, Inc.           126,982                    1,304
   Cato Corp. Class A                        56,585                    1,270
*  ValueVision Media, Inc.                   97,257                    1,266
*  Trans World Entertainment Corp.          125,545                    1,258
*  Navarre Corp.                             87,170                    1,254
*  Forrester Research, Inc.                  66,976                    1,249
*  Spherion Corp.                           122,480                    1,242
*  Vans, Inc.                                59,781                    1,229
   The Buckle, Inc.                          43,408                    1,226
*  J. Jill Group, Inc.                       51,757                    1,221
*  Information Holdings Inc.                 44,479                    1,217
*  California Pizza Kitchen, Inc.            63,320                    1,213
*  SOURCECORP, Inc.                          43,448                    1,196
*  infoUSA Inc.                             117,628                    1,193
*  Century Business Services, Inc.          271,213                    1,182
*  West Marine, Inc.                         43,886                    1,178
*  Spanish Broadcasting
     System, Inc.                           126,263                    1,176
   Lawson Products, Inc.                     30,738                    1,173
   The Topps Co., Inc.                      119,834                    1,162
*  O'Charley's Inc.                          67,120                    1,154
*  AMC Entertainment, Inc.                   74,634                    1,147
*  Ventiv Health, Inc.                       74,084                    1,147
*  Saga Communications, Inc.                 62,571                    1,142
*  Asbury Automotive Group, Inc.             75,132                    1,127
*  NetRatings, Inc.                          68,947                    1,123
*  Lifeline Systems, Inc.                    47,149                    1,116
*  Heidrick & Struggles
     International, Inc.                     37,438                    1,111
   Triarc Cos., Inc. Class B                108,679                    1,105
*  iPass Inc.                               104,106                    1,102
   Escalade, Inc.                            47,582                    1,100
*  A.C. Moore Arts & Crafts, Inc.           39,844                    1,096
*  Administaff, Inc.                         65,961                    1,095
*  Salem Communications Corp.                39,976                    1,085
*  1-800-FLOWERS.COM, Inc.                  132,252                    1,077
*  Amerco, Inc.                              44,809                    1,064
*  Fisher Communications, Inc.               21,135                    1,064
*  Insight Communications Co., Inc.         114,823                    1,063
*  Casella Waste Systems, Inc.               79,431                    1,045
*  Pre-Paid Legal Services, Inc.             43,803                    1,044
*  4Kids Entertainment Inc.                  43,514                    1,041
   The Marcus Corp.                          59,957                    1,034
----------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
*  Maxwell Shoe Co. Inc.                     44,202         $          1,027
*  MemberWorks, Inc.                         34,559                    1,024
*  Blue Nile Inc.                            27,101                    1,019
   Russ Berrie and Co., Inc.                 52,161                    1,013
   Pulitzer, Inc.                            20,544                    1,005
*  Pegasus Solutions Inc.                    76,013                      998
*  Coinstar, Inc.                            45,418                      998
   Goody's Family Clothing                   95,783                      993
*  ShopKo Stores, Inc.                       69,689                      985
*  FindWhat.com                              42,395                      981
   Deb Shops, Inc.                           40,550                      976
*  Midas Inc.                                55,852                      972
*  Navigant International, Inc.              54,541                      970
*  Prime Hospitality Corp.                   91,050                      967
   American Woodmark Corp.                   16,103                      964
*  Dave & Busters, Inc.                      51,280                      964
*  Alderwoods Group, Inc.                    78,966                      963
*  SITEL Corp.                              226,974                      958
*  FreeMarkets, Inc.                        145,717                      950
*  Steven Madden, Ltd.                       47,484                      948
   Oshkosh B' Gosh, Inc. Class A             37,736                      942
*  Retail Ventures, Inc.                    121,712                      942
*  Steinway Musical
     Instruments Inc.                        26,672                      936
   Bassett Furniture Industries, Inc.        42,669                      928
   National Presto Industries, Inc.          22,290                      919
*  Brookstone, Inc.                          45,464                      912
*  MTR Gaming Group Inc.                     83,211                      911
*  Rent-Way, Inc.                            99,771                      898
*  Galyan's Trading Co.                      53,651                      895
   Ambassadors Group, Inc.                   37,999                      893
   Blair Corp.                               30,893                      893
   Libbey, Inc.                              30,720                      853
*  Source Interlink Cos., Inc.               76,255                      848
   Lithia Motors, Inc.                       34,218                      848
*  Perry Ellis International Corp.           33,334                      842
   Advanced Marketing Services               64,858                      837
*  Skechers U.S.A., Inc.                     64,221                      835
   Cherokee Inc.                             33,088                      830
*  Water Pik Technologies, Inc.              49,983                      828
   Frisch's Restaurants, Inc.                27,750                      826
*  PC Mall, Inc.                             43,020                      812
   Angelica Corp.                            32,119                      807
*  MarketWatch.com, Inc.                     68,354                      802
*  NIC Inc.                                 111,208                      797
*  Digital Theater Systems Inc.              30,431                      796
*  Chicago Pizza & Brewery, Inc.             51,749                      787
*  Luby's, Inc.                             113,565                      785
*  Autobytel Inc.                            86,253                      783
*  Applica Inc.                              87,736                      781
*  Insurance Auto Auctions, Inc.             45,666                      776

19

-----------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
-----------------------------------------------------------------------------
*  GSI Commerce, Inc.                        80,286         $            773
*  Lakes Entertainment, Inc.                 66,692                      773
*  Brightpoint, Inc.                         56,049                      771
   Inter Parfums, Inc.                       36,904                      769
*  Charles River Associates Inc.             24,738                      766
*  Harris Interactive Inc.                  113,600                      763
*  Cache, Inc.                               56,187                      759
   CSS Industries, Inc.                      21,629                      758
*  Learning Tree International, Inc.         51,977                      754
   Waste Industries USA, Inc.                67,006                      748
*  Universal Electronics, Inc.               42,547                      746
*  Clark, Inc.                               39,738                      737
*  Greg Manning Auctions, Inc.               48,120                      736
   Movado Group, Inc.                        42,478                      733
*  Regent Communications, Inc.              117,796                      729
*  Conn's, Inc.                              46,200                      728
   Haverty Furniture Cos., Inc.              41,625                      728
   Hancock Fabrics, Inc.                     56,634                      722
*  Department 56 Inc.                        45,923                      707
   Flexsteel Industries, Inc.                30,096                      704
*  Cole National Corp. Class A               30,121                      703
*  Jackson Hewitt Tax Service Inc.           39,000                      683
*  Empire Resorts Inc.                       48,530                      682
*  Jos. A. Bank Clothiers, Inc.              21,672                      680
   Dover Motorsports, Inc.                  169,783                      679
*  Martha Stewart Living
     Omnimedia, Inc.                         75,397                      679
*  Rush Enterprises, Inc. Class A            52,100                      677
*  LECG Corp.                                38,316                      663
*  iVillage Inc.                            103,950                      660
*  Checkers Drive-In
     Restaurants, Inc.                       56,974                      658
   Saucony Inc.                              31,139                      655
*  LookSmart, Ltd.                          301,129                      653
*  Benihana Inc. Class A                     43,721                      651
*  Geo Group Inc.                            31,888                      651
*  Clean Harbors Inc.                        68,577                      650
*  LoJack Corp.                              73,098                      643
*  Barrett Business Services, Inc.           42,943                      640
   Ambassadors International, Inc.           50,012                      640
*  LKQ Corp.                                 34,210                      634
*  EZCORP, Inc.                              63,725                      632
*  Internap Network Services Corp.          514,536                      623
*  Kforce Inc.                               65,312                      617
*  GameStop Corp.                            40,437                      615
*  The Sportsman's Guide Inc.                25,915                      606
*  Drugstore.com, Inc.                      173,174                      604
*  Kirkland's, Inc.                          50,313                      600
*  EVCI Career Colleges                      56,900                      598
   CPI Corp.                                 40,435                      595
*  DiamondCluster International, Inc.        68,241                      593
----------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                              Shares                  (000)
----------------------------------------------------------------------------
   The First Years Inc.                       31,728       $             590
   Dover Downs Gaming &
     Entertainment, Inc.                      52,448                     590
*  Beasley Broadcast Group, Inc.              39,163                     586
   Scope Industries                            8,400                     584
*  Worldwide Restaurant
     Concepts Inc.                          166,665                      582
*  QRS Corp.                                 88,638                      581
*  Hampshire Group, Ltd.                     19,834                      575
*  Casual Male Retail Group, Inc.            78,749                      575
*  Party City Corp.                          45,935                      574
*  Atari, Inc.                              236,190                      569
*  Rocky Shoes & Boots, Inc.                  23,900                     568
   Thomas Nelson, Inc.                       24,942                      567
*  SM&A Corp.                                 65,363                     565
*  Rentrak Corp.                             59,727                      561
*  Young Broadcasting Inc.                   42,371                      557
*  Revlon, Inc. Class A                     188,160                      555
   Action Performance Cos., Inc.             36,814                      555
*  Monro Muffler Brake, Inc.                 22,816                      554
   Courier Corp.                             13,229                      552
*  E. Gottschalk & Co., Inc.                  92,800                     550
*  Pegasus Communications Corp.              22,452                      549
*  Famous Dave's of America, Inc.            71,063                      546
   Sturm, Ruger & Co., Inc.                   44,999                     545
*  1-800 CONTACTS, Inc.                      36,532                      542
*  Foodarama Supermarkets, Inc.              12,541                      539
*  Nexstar Broadcasting Group, Inc.          48,476                      532
*  Neoforma, Inc.                            43,746                      531
*  Alloy, Inc.                               86,091                      529
*  Marchex, Inc.                             46,964                      524
*  Friendly Ice Cream Corp.                  39,615                      521
*  Wilsons The Leather Experts Inc.         133,607                      520
*  Deckers Outdoor Corp.                     17,515                      517
*  Charles & Colvard Ltd.                     84,136                     510
*  Hollywood Media Corp.                    139,457                      509
   Traffix, Inc.                             77,092                      507
*  PC Connection, Inc.                       76,308                      502
*  Nashua Corp.                              51,521                      499
*  Image Entertainment, Inc.                137,338                      494
*  Bombay Co.                                80,593                      494
*  Gander Mountain Co.                       21,493                      493
*  First Consulting Group, Inc.              89,012                      491
   Knape & Vogt Manufacturing Co.             37,868                     488
*  Rubio's Restaurants, Inc.                 61,180                      486
*  Playboy Enterprises, Inc. Class B         41,462                      481
*  Buca, Inc.                                89,834                      479
*  America's Car-Mart, Inc.                  15,930                      478
*  Cellstar Corp.                            64,956                      478
*  Books-a-Million Inc.                      80,073                      473
*  Del Laboratories, Inc.                    15,232                      472

20

----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                 Shares                (000)
----------------------------------------------------------------------------
   Triarc Cos., Inc. Class A                 45,566         $            471
*  Rainmaker Systems, Inc.                  226,160                      470
*  Restoration Hardware, Inc.                64,162                      469
*  EasyLink Services Corp.                  283,365                      462
*  eMerge Interactive, Inc.                 241,768                      462
*  Mikohn Gaming Corp.                       95,113                      459
   Delta Apparel, Inc.                       18,809                      458
*  Hudson Highland Group, Inc.               14,923                      458
*  Perficient, Inc.                         113,656                      452
*  LodgeNet Entertainment Corp.              27,304                      451
   Schawk, Inc.                              32,170                      449
*  Nobel Learning Communities, Inc.          64,187                      449
*  The Boyds Collection, Ltd.               135,108                      449
   L.S. Starrett Co. Class A                 27,600                      446
*  Enesco Group, Inc.                        49,683                      445
*  A.T. Cross Co. Class A                    92,596                      442
*  Glacier Water Services, Inc.              23,800                      441
*  The Smith & Wollensky
     Restaurant Group, Inc.                  69,570                      433
*  Medical Staffing Network
     Holdings, Inc.                          66,969                      431
*  Shoe Carnival, Inc.                       28,581                      429
*  Oneida Ltd.                              264,590                      429
   Rock of Ages Corp.                        52,600                      427
*  Franklin Electronic Publishers, Inc.      89,661                      417
*  Spherix Inc.                              80,464                      410
   Stamps.com Inc.                           39,935                      407
   Mannatech, Inc.                           41,441                      398
*  Systemax Inc.                             59,247                      397
   Stanley Furniture Co., Inc.                9,229                      389
*  The Leather Factory, Inc.                 87,200                      388
*  Zones, Inc.                              135,890                      386
*  Paxson Communications Corp.              111,202                      361
*  Tweeter Home Entertainment
     Group, Inc.                             66,561                      359
   Strategic Distribution, Inc.              27,330                      359
*  APAC Teleservices, Inc.                  206,761                      358
   UniFirst Corp.                            12,264                      357
*  Meta Group, Inc.                          89,375                      349
*  Interstate Hotels & Resorts, Inc.         64,439                      347
*  SciQuest, Inc.                            55,983                      347
*  WCA Waste Corp.                           39,000                      347
*  Competitive Technologies, Inc.            69,164                      339
*  Ultimate Electronics, Inc.                68,423                      338
*  Management Network Group Inc.            135,633                      338
   Boston Acoustics, Inc.                    29,287                      336
   Haggar Corp.                              16,639                      335
*  Verticalnet, Inc.                        213,122                      335
*  Exponent, Inc.                            12,370                      332
*  Bally Total Fitness Holding Corp.         65,796                      329
*  PLATO Learning, Inc.                      32,652                      324
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                 Shares                (000)
----------------------------------------------------------------------------
*  Lightbridge, Inc.                         56,862         $            318
*  The Wet Seal, Inc. Class A                59,584                      312
*  U.S. Home Systems, Inc.                   42,739                      306
*  On Assignment, Inc.                       51,591                      304
*  NTN Communications, Inc.                  96,422                      303
*  Syms Corp.                                32,470                      301
*  Wyndham International, Inc.
     Class A                                292,312                      292
*  Salton, Inc.                              53,911                      289
   Bowl America, Inc. Class A                20,176                      288
*  Digital Impact, Inc.                     148,605                      282
*  The Princeton Review, Inc.                37,070                      281
*  Buffalo Wild Wings Inc.                   10,117                      280
*  Register.com, Inc.                        46,931                      280
*  Correctional Services Corp.               82,980                      277
*  Hartmarx Corp.                            43,461                      274
   Lifetime Hoan Corp.                       11,931                      272
*  SPEEDUS Corp.                            113,500                      269
*  Metro One
     Telecommunications, Inc.               178,327                      262
*  Brillian Corp.                            32,453                      261
*  Digital Generation Systems               175,091                      259
   Fedders Corp.                             58,700                      255
*  Paul-Son Gaming Corp.                     62,100                      255
*  Playboy Enterprises Inc. Class A          22,850                      255
*  Gadzooks, Inc.                            97,160                      251
   Craftmade International, Inc.             12,431                      246
*  ShoLodge, Inc.                            44,298                      244
*  PriceSmart, Inc.                          38,867                      243
*  Raindance Communications, Inc.           114,019                      237
*  Cenveo Inc.                               79,297                      232
*  Medialink Worldwide, Inc.                 63,411                      228
*  24/7 Real Media, Inc.                     40,193                      225
*  Gaiam, Inc.                               32,919                      223
   Nitches Inc.                              33,141                      221
*  ParkerVision, Inc.                        38,358                      219
*  Cabela's Inc.                              8,050                      217
*  Commerce One, Inc.                       219,109                      208
*  Franklin Covey Co.                        77,906                      203
*  Gartner, Inc. Class B                     15,427                      199
*  Concord Camera Corp.                      58,929                      194
*  VCampus Corp.                             62,830                      193
*  MPW Industrial
     Services Group, Inc.                    84,000                      191
*  ARK Restaurants Corp.                      8,078                      190
*  Cornell Companies, Inc.                   13,806                      188
*  RedEnvelope Inc.                          22,137                      186
   Bon-Ton Stores, Inc.                      12,445                      182
*  Modem Media Inc.                          34,496                      181
*  Integrated Alarm
     Services Group, Inc.                    32,999                      178

21

----------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
----------------------------------------------------------------------------
*  E Com Ventures, Inc.                      19,037         $            174
   Outlook Group Corp.                       29,100                      173
*  America Online Latin
     America, Inc.                          243,927                      168
*  BAM! Entertainment Inc.                  290,875                      160
*  Obie Media Corp.                          39,210                      151
*  Emerson Radio Corp.                       47,237                      148
   CNS, Inc.                                 14,663                      147
*  Advantage Marketing
     Systems, Inc.                           23,400                      143
*  Finlay Enterprises, Inc.                   7,546                      142
   Weyco Group, Inc.                          4,077                      140
*  Cosi, Inc.                                23,091                      138
   Ohio Art Co.                              14,800                      135
*  Onvia.com, Inc.                           22,267                      132
*  Mothers Work, Inc.                         6,336                      130
*  Knology, Inc.                             25,400                      126
*  Providence Service Corp.                   6,709                      126
*  J. Alexander's Corp.                      15,100                      121
*  Monarch Casino & Resort, Inc.              8,325                      117
*  Youbet.com, Inc.                          27,500                      114
*  Mayor's Jeweler's, Inc.                  138,600                      107
*  Gallery of History, Inc.                  25,900                      102
*  ICT Group, Inc.                           11,158                      102
*  Whitehall Jewellers, Inc.                 12,886                       96
*  Home Products International Inc.          67,520                       96
*  REX Stores Corp.                           7,391                       91
*  Innotrac Corp.                             9,949                       88
*  SportsLine.com, Inc.                      79,680                       86
*  Rush Enterprises, Inc. Class B             6,327                       82
   Friedman's, Inc. Class A                  24,997                       80
*  Johnson Outdoors Inc.                      4,044                       79
*  Catalina Lighting, Inc.                    7,160                       76
*  Acme Communications, Inc.                  9,838                       68
*  Acclaim Entertainment Inc.               193,412                       66
*  Total Entertainment
     Restaurant Corp.                         4,532                       61
*  TRM Corp.                                  3,800                       55
*  Hanover Direct, Inc.                     378,734                       53
*  Shoe Pavilion, Inc.                       21,100                       53
*  Protection One, Inc.                     164,000                       48
*  HyperFeed Technologies, Inc.              13,778                       47
*  CoActive Marketing Group, Inc.            22,500                       42
   Aaron Rents, Inc.                          1,350                       41
*  American Technology                        6,200                       36
*  Max & Erma's Restaurant, Inc.              2,169                       34
*  MediaBay, Inc.                            83,112                       34
*  Delta Woodside Industries, Inc.           27,175                       30
   Cadmus Communications                      2,000                       29
   ILX Resorts Inc.                           3,100                       29
*  Winmark Corp.                              1,000                       25
-----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                               Shares                  (000)
-----------------------------------------------------------------------------
*  Liquid Audio, Inc.                          61,700        $            18
*  Bush Industries, Inc.                       55,432                     15
*  Bluefly, Inc.                                5,222                     11
   Superior Uniform Group, Inc.                   599                     10
*  Calton, Inc.                                15,400                      5
*  Panavision, Inc.                               174                      1
*  Travis Boats & Motors, Inc.                    700                      1
                                                                   ----------
                                                                   1,751,551
                                                                   ----------
Consumer Staples (2.7%)
   Kraft Foods Inc.                           702,550                 22,257
   Tyson Foods, Inc.                          883,118                 18,501
   Whole Foods Market, Inc.                   155,267                 14,820
*  Dean Foods Co.                             393,212                 14,671
   Hormel Foods Corp.                         347,637                 10,812
*  Constellation Brands, Inc.
     Class A                                  265,331                  9,852
*  Smithfield Foods, Inc.                     278,177                  8,178
   PepsiAmericas, Inc.                        344,783                  7,323
*  Rite Aid Corp.                           1,297,283                  6,772
   J.M. Smucker Co.                           145,393                  6,675
*  Del Monte Foods Co.                        525,275                  5,337
*  7-Eleven, Inc.                             280,030                  4,999
*  NBTY, Inc.                                 167,371                  4,919
   Pilgrim's Pride Corp.                      166,896                  4,830
   Church & Dwight, Inc.                      103,008                  4,716
   Tootsie Roll Industries, Inc.            128,297                    4,170
   Fresh Del Monte Produce Inc.             142,650                    3,605
   Universal Corp. (VA)                      62,892                    3,204
*  Performance Food Group Co.               116,326                    3,087
   Flowers Foods, Inc.                      110,680                    2,894
   Sanderson Farms, Inc.                     49,760                    2,668
   Ruddick Corp.                            116,560                    2,617
*  Ralcorp Holdings, Inc.                    73,281                    2,579
   Sensient Technologies Corp.              117,622                    2,527
   Weis Markets, Inc.                        68,137                    2,388
   Casey's General Stores, Inc.             125,754                    2,301
   Longs Drug Stores, Inc.                   94,302                    2,251
*  Chiquita Brands
     International, Inc.                    102,181                    2,138
*  Hain Celestial Group, Inc.                90,081                    1,630
   Vector Group Ltd.                        100,504                    1,583
   Lance, Inc.                               93,127                    1,434
   American Italian Pasta Co.                45,509                    1,387
   Interstate Bakeries Corp.                120,957                    1,312
   Farmer Brothers, Inc.                     48,510                    1,302
   Schweitzer-Mauduit
     International, Inc.                     42,097                    1,289
   Seaboard Corp.                             2,467                    1,228
*  J & J Snack Foods Corp.                   29,596                    1,208
   Coca-Cola Bottling Co.                    19,414                    1,124
*  Smart & Final Inc.                        93,380                    1,122

22

-----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
-----------------------------------------------------------------------------
   National Beverage Corp.                  112,768        $           1,120
*  Peet's Coffee & Tea Inc.                  43,929                    1,098
   Riviana Foods, Inc.                       41,408                    1,084
*  John B. Sanfilippo & Son, Inc.            38,009                    1,016
*  Robert Mondavi Corp. Class A              27,359                    1,013
*  M&F Worldwide Corp.                       70,901                      971
*  Wild Oats Markets Inc.                    64,662                      910
*  The Great Atlantic &
     Pacific Tea Co., Inc.                  105,418                      808
   Nature's Sunshine Inc.                    56,654                      807
*  Duane Reade Inc.                          48,662                      795
   Dimon Inc.                               134,072                      767
*  Lifeway Foods, Inc.                       48,092                      729
*  Chalone Wine Group Ltd.                   64,234                      691
*  Star Scientific, Inc.                    147,292                      583
*  Pathmark Stores, Inc.                     72,308                      551
   Ingles Markets, Inc.                      49,015                      547
   Nash-Finch Co.                            21,590                      540
   Standard Commercial
     Tobacco Co.                             28,390                      512
*  Omega Protein Corp.                       50,253                      487
*  Monterey Pasta Co.                       122,114                      444
   Arden Group Inc. Class A                   4,736                      424
*  Provide Commerce Inc.                     20,800                      410
*  Hansen Natural Corp.                      14,800                      375
*  Nutraceutical International Corp.         16,357                      349
*  Maui Land & Pineapple Co., Inc.            9,877                      336
   Golden Enterprises Inc.                  114,400                      309
*  Boston Beer Co., Inc. Class A             10,732                      216
*  Food Technology Service, Inc.            181,836                      213
*  Seneca Foods Corp.                         7,007                      135
   Reliv' International, Inc.                11,115                      104
*  Green Mountain Coffee
     Roasters, Inc.                           5,408                      100
*  Medifast, Inc.                            18,109                       96
*  Weider Nutritional
     International, Inc.                     18,207                       85
*  Diedrich Coffee, Inc.                     11,350                       62
                                                                    --------
                                                                     214,397
                                                                    --------
Financial Services (24.0%)
*  Genworth Financial Inc.                  1,226,469                 28,147
   UnionBanCal Corp.                          370,162                 20,877
   CIT Group Inc.                             531,048                 20,334
*  CNA Financial Corp.                        626,922                 18,551
   Vornado Realty Trust REIT                  313,338                 17,895
   National Commerce
     Financial Corp.                          511,878                 16,636
   General Growth Properties Inc.
     REIT                                     544,683                 16,106
   Fidelity National Financial, Inc.          430,514                 16,075
   Hudson City Bancorp, Inc.                  475,138                 15,889
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                               Shares                  (000)
----------------------------------------------------------------------------
   Legg Mason Inc.                            166,659       $         15,168
   Public Storage, Inc. REIT                  321,513                 14,793
   Archstone-Smith Trust REIT                 492,692                 14,451
   Popular, Inc.                              333,868                 14,280
   Banknorth Group, Inc.                      431,918                 14,029
   Boston Properties, Inc. REIT               266,870                 13,365
   Compass Bancshares Inc.                    307,223                 13,211
   Green Point Financial Corp.                330,959                 13,139
   New York Community
     Bancorp, Inc.                            663,555                 13,026
   Kimco Realty Corp. REIT                    278,590                 12,676
   Rouse Co. REIT                             257,305                 12,222
   The Chicago
     Mercantile Exchange                       82,921                 11,971
*  Ameritrade Holding Corp.                 1,047,703                 11,891
   White Mountains
   Insurance Group Inc.                      22,694                   11,574
   Duke Realty Corp. REIT                   355,989                   11,324
   Radian Group, Inc.                       235,815                   11,296
   iStar Financial Inc. REIT                276,014                   11,041
   Total System Services, Inc.              496,223                   10,867
   Old Republic International Corp.         455,114                   10,795
   Commerce Bancorp, Inc.                   195,428                   10,750
   Transatlantic Holdings, Inc.             131,896                   10,682
   The PMI Group Inc.                       238,930                   10,398
   TCF Financial Corp.                      176,839                   10,266
*  DST Systems, Inc.                        211,713                   10,181
   Avalonbay Communities, Inc.
     REIT                                   179,666                   10,155
*  Host Marriott Corp. REIT                 805,035                    9,950
*  The Dun & Bradstreet Corp.               178,154                    9,604
   Hibernia Corp. Class A                   389,416                    9,463
   Assurant, Inc.                           355,756                    9,385
   Doral Financial Corp.                    270,737                    9,340
   Mercantile Bankshares Corp.              198,169                    9,278
   W.R. Berkley Corp.                       210,161                    9,026
   Developers Diversified
     Realty Corp. REIT                      255,051                    9,021
   Leucadia National Corp.                  178,171                    8,855
   Liberty Property Trust REIT              212,555                    8,547
*  Alliance Data Systems Corp.              200,814                    8,484
   Associated Banc-Corp.                    276,293                    8,187
   City National Corp.                      122,256                    8,032
   Health Care Properties
     Investors REIT                         330,852                    7,954
   Allied Capital Corp.                     320,677                    7,831
*  AmeriCredit Corp.                        395,283                    7,720
   Commerce Bancshares, Inc.                165,978                    7,626
   Independence Community
     Bank Corp.                             207,833                    7,565
   SEI Corp.                                259,938                    7,549

23

-----------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
-----------------------------------------------------------------------------
   Erie Indemnity Co. Class A               158,987         $          7,437
   Brown & Brown, Inc.                      172,512                    7,435
   People's Bank                            235,595                    7,339
   Unitrin, Inc.                            171,573                    7,309
   Investors Financial Services Corp.       165,712                    7,222
   Chelsea Property Group REIT              110,421                    7,202
*  CapitalSource Inc.                       294,367                    7,197
*  Conseco, Inc.                            361,243                    7,189
   Astoria Financial Corp.                  196,154                    7,175
   AMB Property Corp. REIT                  207,139                    7,173
   Hospitality Properties Trust REIT        168,516                    7,128
   Friedman, Billings, Ramsey
     Group, Inc. REIT                       357,417                    7,073
   The Macerich Co. REIT                    146,816                    7,028
   Arthur J. Gallagher & Co.                227,974                    6,942
*  Markel Corp.                              24,716                    6,859
   A.G. Edwards & Sons, Inc.                200,776                    6,832
   Mercury General Corp.                    136,681                    6,786
*  CheckFree Corp.                          225,330                    6,760
   Student Loan Corp.                        49,476                    6,753
   Weingarten Realty
     Investors REIT                         215,391                    6,737
   Protective Life Corp.                    173,581                    6,712
   Regency Centers Corp. REIT               152,454                    6,540
*  WellChoice Inc.                          157,341                    6,514
   Eaton Vance Corp.                        169,349                    6,471
   Fulton Financial Corp.                   320,645                    6,461
   Catellus Development Corp. REIT          258,407                    6,370
   Reinsurance Group of
     America, Inc.                          156,170                    6,348
   Webster Financial Corp.                  134,571                    6,328
   Mack-Cali Realty Corp. REIT              151,732                    6,279
   United Dominion Realty
     Trust REIT                             317,211                    6,274
   Nuveen Investments, Inc. Class A         233,786                    6,265
   Valley National Bancorp                  247,505                    6,257
   Mills Corp. REIT                         132,978                    6,210
   Certegy, Inc.                            159,772                    6,199
   Wilmington Trust Corp.                   166,491                    6,197
   Trizec Properties, Inc. REIT             380,904                    6,193
   American National Insurance Co.           66,498                    6,140
   Bank of Hawaii Corp.                     133,387                    6,032
   Fair, Isaac, Inc.                        177,182                    5,914
   Westcorp, Inc.                           129,726                    5,896
   New Plan Excel Realty Trust REIT         251,345                    5,871
   Colonial BancGroup, Inc.                 319,255                    5,801
*  BOK Financial Corp.                      147,148                    5,778
   Sky Financial Group, Inc.                233,380                    5,771
   Cullen/Frost Bankers, Inc.               128,849                    5,766
   First American Corp.                     222,240                    5,754
   American Financial Group, Inc.           184,146                    5,629
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                 Shares                (000)
----------------------------------------------------------------------------
   FirstMerit Corp.                         212,756           $        5,610
   Rayonier Inc. REIT                       124,193                    5,520
   Capitol Federal Financial                184,413                    5,514
   Thornburg Mortgage, Inc. REIT            203,866                    5,494
*  Alleghany Corp.                           19,104                    5,483
   HCC Insurance Holdings, Inc.             161,637                    5,400
   Federal Realty Investment
     Trust REIT                             128,565                    5,347
   Nationwide Financial
     Services, Inc.                         141,729                    5,330
   International Bancshares Corp.           129,710                    5,260
   Pan Pacific Retail
      Properties, Inc. REIT                 101,119                    5,109
   WFS Financial, Inc.                      103,108                    5,105
   Annaly Mortgage
     Management Inc. REIT                   295,371                    5,009
   Ventas, Inc. REIT                        210,203                    4,908
   Raymond James Financial, Inc.            184,294                    4,875
   American Capital Strategies, Ltd.        173,230                    4,854
   StanCorp Financial Group, Inc.            72,221                    4,839
   Arden Realty Group, Inc. REIT            164,399                    4,835
   Washington Federal Inc.                  197,022                    4,729
   Reckson Associates
     Realty Corp. REIT                      167,448                    4,598
   W Holding Co., Inc.                      267,696                    4,596
   Camden Property Trust REIT               100,131                    4,586
   IndyMac Bancorp, Inc. REIT               145,027                    4,583
   Waddell &Reed Financial, Inc.            206,842                    4,573
   Whitney Holdings Corp.                   101,940                    4,554
   SL Green Realty Corp. REIT                96,769                    4,529
   Jack Henry & Associates Inc.             225,056                    4,524
*  Allmerica Financial Corp.                133,452                    4,511
   CenterPoint
     Properties Corp. REIT                   58,593                    4,497
   UCBH Holdings, Inc.                      113,067                    4,468
   HRPT Properties Trust REIT               444,638                    4,451
   Jefferies Group, Inc.                    143,489                    4,437
*  The First Marblehead Corp.               110,004                    4,429
*  Instinet Group Inc.                      832,439                    4,395
   Park National Corp.                       34,414                    4,395
   BRE Properties Inc. Class A REIT         125,721                    4,369
   BancorpSouth, Inc.                       193,807                    4,366
   Shurgard Storage Centers, Inc.
     Class A REIT                           114,834                    4,295
   Global Payments Inc.                      95,067                    4,280
*  BISYS Group, Inc.                        302,789                    4,257
   The South Financial Group, Inc.          149,751                    4,244
   CBL & Associates
     Properties, Inc. REIT                   77,059                    4,238
   Trustmark Corp.                          146,403                    4,234
   Hudson United Bancorp                    112,815                    4,206

24

----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                 Shares                (000)
----------------------------------------------------------------------------
   Health Care Inc. REIT                    128,896         $          4,189
   Westamerica Bancorporation                79,588                    4,174
   Cathay General Bancorp                    62,362                    4,160
   Realty Income Corp. REIT                  99,516                    4,153
   Old National Bancorp                     166,422                    4,132
   First Midwest Bancorp, Inc.              117,049                    4,121
   CarrAmerica Realty Corp. REIT            136,271                    4,119
   First BanCorp Puerto Rico                100,913                    4,112
   AmerUs Group Co.                          98,754                    4,088
*  Interactive Data Corp.                   233,997                    4,076
   Cousins Properties, Inc. REIT            123,146                    4,058
   Healthcare Realty Trust Inc. REIT        108,060                    4,050
   Commerce Group, Inc.                      81,778                    4,037
   Crescent Real Estate, Inc. REIT          249,916                    4,029
*  NewAlliance Bancshares, Inc.             286,370                    3,998
   New Century Financial Corp.               85,086                    3,984
*  The MONY Group Inc.                      126,027                    3,945
*  La Quinta Corp. REIT                     469,505                    3,944
   Essex Property Trust, Inc. REIT           57,383                    3,922
   Odyssey Re Holdings Corp.                163,028                    3,913
   East West Bancorp, Inc.                  125,782                    3,862
   American Financial
     Realty Trust REIT                      268,995                    3,844
*  National Processing, Inc.                133,258                    3,831
   First Industrial Realty Trust REIT       103,271                    3,809
   FactSet Research Systems Inc.             80,314                    3,796
   Southwest Bancorporation of
     Texas, Inc.                             86,002                    3,794
   Downey Financial Corp.                    70,274                    3,742
   Prentiss Properties Trust REIT           111,526                    3,738
   Greater Bay Bancorp                      128,429                    3,712
*  Affiliated Managers Group, Inc.           72,813                    3,668
   Impac Mortgage
     Holdings, Inc. REIT                    160,608                    3,617
   Texas Regional Bancshares, Inc.           78,572                    3,607
   United Bankshares, Inc.                  109,516                    3,559
*  Silicon Valley Bancshares                 88,659                    3,515
   MAF Bancorp, Inc.                         82,119                    3,505
   Delphi Financial Group, Inc.              78,290                    3,484
*  United Rentals, Inc.                     193,614                    3,464
   Fremont General Corp.                    193,464                    3,415
   Citizens Banking Corp.                   108,894                    3,381
   GATX Corp.                               123,333                    3,355
*  Arch Capital Group Ltd.                   84,057                    3,352
*  Philadelphia Consolidated
     Holding Corp.                           55,414                    3,329
   Chittenden Corp.                          92,333                    3,245
   Hilb, Rogal and Hamilton Co.              90,408                    3,226
*  Kronos, Inc.                              78,047                    3,216
   Pacific Capital Bancorp                  114,079                    3,209
   Home Properties, Inc. REIT                82,320                    3,209
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                 Shares                (000)
----------------------------------------------------------------------------
   Equity One, Inc. REIT                    176,216                    3,186
   Heritage Property Investment
     Trust REIT                             117,567                    3,181
   First Citizens BancShares
     Class A                                 26,061                    3,179
   Highwood Properties, Inc. REIT           134,496                    3,161
   Nationwide Health
     Properties, Inc. REIT                  166,503                    3,147
   Brandywine Realty Trust REIT             114,826                    3,122
*  Ohio Casualty Corp.                      154,033                    3,101
   Washington REIT                          104,853                    3,081
   Pennsylvania REIT                         89,763                    3,074
   State Auto Financial Corp.                98,656                    3,031
   Flagstar Bancorp, Inc.                   152,086                    3,023
   Susquehanna Bancshares, Inc.             119,205                    2,999
   Community First Bankshares, Inc.          92,705                    2,984
   National Financial Partners Corp.         84,207                    2,970
*  Knight Trading Group, Inc.               291,748                    2,923
   BlackRock, Inc.                           45,793                    2,923
   Post Properties, Inc. REIT                99,747                    2,908
   The Phoenix Cos., Inc.                   237,333                    2,907
   Corus Bankshares Inc.                     70,235                    2,887
   Redwood Trust, Inc. REIT                  51,776                    2,883
   Taubman Co. REIT                         124,772                    2,856
   Alfa Corp.                               201,135                    2,816
   UMB Financial Corp.                       54,392                    2,808
*  UICI                                     116,734                    2,779
   Selective Insurance Group                 69,602                    2,776
   21st Century Insurance Group             214,297                    2,773
   Commercial Federal Corp.                 102,095                    2,767
   Alexandria Real Estate
     Equities, Inc. REIT                     48,702                    2,765
   Northwest Bancorp, Inc.                  119,722                    2,742
   Senior Housing Properties
     Trust REIT                             159,139                    2,672
   MB Financial, Inc.                        72,532                    2,670
   Santander BanCorp                        107,927                    2,668
   Capital Automotive REIT                   90,814                    2,664
   Maguire Properties, Inc. REIT            107,424                    2,661
   CVB Financial Corp.                      121,493                    2,646
   Seacoast Financial Services Corp.         75,742                    2,621
   Newcastle Investment Corp. REIT           87,319                    2,615
   Colonial Properties Trust REIT            67,575                    2,604
   Wintrust Financial Corp.                  50,477                    2,550
   First Niagara Financial Group, Inc.      211,660                    2,540
   BankAtlantic Bancorp, Inc.
     Class A                                137,225                    2,532
   Gables Residential Trust REIT             73,426                    2,495
*  ProAssurance Corp.                        72,628                    2,477
   American Home Mortgage
     Investment Corp. REIT                   95,262                    2,470

25

----------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
----------------------------------------------------------------------------
   R & G Financial Corp. Class B             74,222         $          2,454
   TrustCo Bank NY                          186,539                    2,444
   Kilroy Realty Corp. REIT                  71,184                    2,427
   Lexington Corporate Properties
     Trust REIT                             121,118                    2,411
   Provident Bankshares Corp.                82,869                    2,390
   Novastar Financial, Inc. REIT             62,850                    2,386
   F.N.B. Corp.                             116,506                    2,377
   Hancock Holding Co.                       81,696                    2,374
*  CB Richard Ellis Group, Inc.             124,056                    2,369
   R.L.I. Corp.                              63,388                    2,314
   Waypoint Financial Corp.                  83,587                    2,306
   Zenith National Insurance Corp.           47,424                    2,305
   First National
     Bankshares of Florida                  120,397                    2,282
*  Commercial Capital Bancorp, Inc.         131,016                    2,276
*  Piper Jaffray Cos., Inc.                  49,834                    2,254
   First Commonwealth
     Financial Corp.                        172,904                    2,243
   Republic Bancorp, Inc.                   160,664                    2,233
   Commercial Net Lease
     Realty REIT                            129,624                    2,230
   Chemical Financial Corp.                  59,974                    2,212
*  Nelnet, Inc.                             124,400                    2,208
   PS Business Parks, Inc. REIT              54,736                    2,203
   Brookline Bancorp, Inc.                  148,080                    2,172
*  Jones Lang Lasalle Inc.                   79,870                    2,164
   Bank Mutual Corp.                        198,499                    2,164
   United Community Banks, Inc.              85,702                    2,158
*  Apollo Investment Corp.                  155,997                    2,148
   S & T Bancorp, Inc.                       67,063                    2,145
   Alabama National BanCorporation           38,529                    2,137
*  NCO Group, Inc.                           79,442                    2,120
*  Triad Guaranty, Inc.                      36,203                    2,107
*  eFunds Corp.                             120,135                    2,102
   NDCHealth Corp.                           90,511                    2,100
*  CompuCredit Corp.                        120,524                    2,085
*  Alexander's, Inc. REIT                    12,335                    2,069
   John H. Harland Co.                       70,293                    2,063
*  Ocwen Financial Corp.                    170,857                    2,057
   Summit Properties, Inc. REIT              79,328                    2,034
   Glimcher Realty Trust REIT                89,209                    1,973
*  Financial Federal Corp.                   55,898                    1,971
   First Financial Bancorp                  110,431                    1,957
   FBL Financial Group, Inc. Class A         69,019                    1,950
   Cash America International Inc.           84,772                    1,950
*  BankUnited Financial Corp.                74,979                    1,934
   Mid-America Apartment
     Communities, Inc. REIT                  50,951                    1,931
   EastGroup Properties, Inc. REIT           57,024                    1,920
   Amcore Financial, Inc.                    63,328                    1,910
-----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^*
                                             Shares                    (000)
-----------------------------------------------------------------------------
   First Republic Bank                       44,107                    1,900
   Manufactured Home
     Communities, Inc. REIT                  57,163                    1,897
   Corporate Office Properties
     Trust, Inc. REIT                        76,225                    1,894
   Hanmi Financial Corp.                     64,183                    1,893
   Great American Financial
     Resources, Inc.                        118,858                    1,890
   Horace Mann Educators Corp.              107,315                    1,876
   National Health Investors REIT            68,924                    1,874
   Entertainment Properties
     Trust REIT                              52,247                    1,867
   Irwin Financial Corp.                     70,703                    1,867
   First Federal Capital Corp.               67,055                    1,866
   Keystone Property Trust REIT              77,643                    1,866
   AMLI Residential Properties
     Trust REIT                              63,535                    1,864
*  USI Holdings Corp.                       117,225                    1,852
   NBT Bancorp, Inc.                         82,720                    1,848
*  Sotheby's Holdings Class A               115,662                    1,846
   Sterling Bancshares, Inc.                129,740                    1,841
   Infinity Property & Casualty Corp.        55,754                    1,840
*  Credit Acceptance Corp.                  121,752                    1,835
   Charter Financial Corp.                   53,848                    1,831
*  Digital Insight Corp.                     88,202                    1,828
   LandAmerica Financial Group, Inc.         46,760                    1,820
   National Penn Bancshares Inc.             61,099                    1,817
   Community Bank System, Inc.               79,236                    1,806
   Advanta Corp. Class A                     82,172                    1,802
*  FelCor Lodging Trust, Inc. REIT          148,814                    1,801
   Sun Communities, Inc. REIT                47,731                    1,797
   Anthracite Capital Inc. REIT             149,803                    1,795
*  First Federal Financial Corp.             42,852                    1,783
*  Euronet Worldwide, Inc.                   77,006                    1,781
*  S1 Corp.                                 178,828                    1,778
*  Sterling Financial Corp.                  55,479                    1,768
   Glacier Bancorp, Inc.                     62,125                    1,750
   First Financial Bankshares, Inc.          41,722                    1,749
   Harbor Florida Bancshares, Inc.           63,430                    1,745
   Sovran Self Storage, Inc. REIT            45,166                    1,724
   Dime Community Bancshares                 98,085                    1,715
   Affordable Residential
     Communities                            103,254                    1,714
   First Sentinel Bancorp Inc.               82,643                    1,698
*  eSPEED, Inc. Class A                      95,967                    1,694
*  HealthExtras, Inc.                       101,806                    1,687
*  iPayment Holdings, Inc.                   41,043                    1,683
   Mid-State Bancshares                      71,269                    1,676
   Boston Private Financial
     Holdings, Inc.                          72,286                    1,674
   Main Street Banks, Inc.                   59,336                    1,667

26

----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                 Shares                (000)
----------------------------------------------------------------------------
   Westbanco Inc.                            57,018           $        1,661
   MFA Mortgage
     Investments, Inc. REIT                 185,830                    1,654
   Frontier Financial Corp.                  47,328                    1,654
*  Saxon Capital Inc.                        71,997                    1,644
   First Charter Corp.                       75,223                    1,639
   Harleysville National Corp.               63,354                    1,622
   Stewart Information
     Services Corp.                          47,993                    1,621
   Saul Centers, Inc. REIT                   50,347                    1,617
   PFF Bancorp, Inc.                         43,249                    1,611
   Getty Realty Holding Corp. REIT           63,768                    1,604
*  Metris Cos., Inc.                        183,809                    1,597
*  Argonaut Group, Inc.                      86,666                    1,597
   Kansas City Life Insurance Co.            37,865                    1,594
   Gold Banc Corp., Inc.                    102,287                    1,585
   KNBT Bancorp Inc.                         94,369                    1,576
   Hudson River Bancorp. Inc.                91,806                    1,567
   RAIT Investment Trust REIT                63,575                    1,567
   Parkway Properties Inc. REIT              34,930                    1,553
*  Universal American
     Financial Corp.                        140,475                    1,542
*  Investment Technology
     Group, Inc.                            120,192                    1,537
   Sterling Financial Corp. (PA)             58,126                    1,513
   Glenborough Realty
     Trust, Inc. REIT                        82,393                    1,512
*  National Western Life
     Insurance Co. Class A                    9,833                    1,510
   MCG Capital Corp.                         97,710                    1,503
   Anchor Bancorp Wisconsin Inc.             56,835                    1,503
   Bedford Property
     Investors, Inc. REIT                    51,146                    1,496
*  Accredited Home Lenders
     Holding Co.                             52,948                    1,490
   Independent Bank Corp. (MI)               58,522                    1,486
*  Signature Bank                            62,209                    1,478
   Koger Equity, Inc. REIT                   63,689                    1,472
*  Advent Software, Inc.                     81,383                    1,471
   Oriental Financial Group Inc.             54,275                    1,469
   Tanger Factory Outlet
     Centers, Inc. REIT                      37,546                    1,468
   Prosperity Bancshares, Inc.               60,259                    1,467
   Cornerstone Realty Income
     Trust, Inc. REIT                       166,500                    1,460
   United Community
   Financial Corp.                          109,442                    1,423
   Riggs National Corp.                      67,074                    1,417
     First Merchants Corp.                   53,852                    1,397
   Umpqua Holdings Corp.                     66,293                    1,391
   LaSalle Hotel Properties REIT             56,634                    1,382
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                 Shares                (000)
----------------------------------------------------------------------------
   Anworth Mortgage
     Asset Corp. REIT                       116,011             $      1,378
   BancFirst Corp.                           23,047                    1,377
*  CCC Information
     Services Group                          80,342                    1,349
   Independent Bank Corp. (MA)               46,499                    1,346
   City Holding Co.                          42,201                    1,333
*  CNA Surety Corp.                         121,240                    1,328
   Great Southern Bancorp, Inc.              45,070                    1,318
   Harleysville Group, Inc.                  69,904                    1,318
   Sterling Bancorp                          47,181                    1,303
   IBERIABANK Corp.                          21,985                    1,301
   U.S.B. Holding Co., Inc.                  56,261                    1,290
   United Fire & Casualty Co.                22,174                    1,281
   Net.Bank, Inc.                           116,811                    1,277
   Community Trust Bancorp Inc.              41,402                    1,263
   LaBranche & Co. Inc.                     149,819                    1,261
   Midwest Banc Holdings, Inc.               56,342                    1,256
   Innkeepers USA Trust REIT                120,715                    1,245
   Town & Country Trust REIT                 49,153                    1,241
   First Community Bancorp                   31,944                    1,228
   Provident Bancorp, Inc.                  107,017                    1,220
   Presidential Life Corp.                   67,263                    1,212
*  Navigators Group, Inc.                    41,937                    1,212
   Bank of the Ozarks, Inc.                  51,614                    1,203
   First Financial Holdings, Inc.            41,710                    1,202
   WSFS Financial Corp.                      24,680                    1,201
   Investors Real Estate Trust REIT         115,709                    1,201
   Simmons First National Corp.              46,109                    1,200
   PrivateBancorp, Inc.                      43,266                    1,188
   Integra Bank Corp.                        53,849                    1,186
   Suffolk Bancorp                           35,878                    1,170
   Flushing Financial Corp.                  66,261                    1,169
   Unizan Financial Corp.                    44,717                    1,167
   Baldwin & Lyons, Inc. Class B             43,454                    1,166
   BSB Bancorp, Inc.                         32,640                    1,160
   Capital City Bank Group, Inc.             29,157                    1,154
*  TNS Inc.                                  52,600                    1,147
   Universal Health Realty
     Income REIT                             39,833                    1,143
   Sandy Spring Bancorp, Inc.                32,873                    1,142
*  World Acceptance Corp.                    61,939                    1,135
   First Busey Corp.                         38,394                    1,123
*  HomeStore, Inc.                          280,904                    1,121
   Columbia Banking System, Inc.             50,049                    1,111
   Cascade Bancorp                           59,720                    1,104
   First Financial Corp. (IN)                34,544                    1,102
   Banner Corp.                              37,304                    1,084
   OceanFirst Financial Corp.                45,089                    1,080
   First Source Corp.                        42,954                    1,073
   Midland Co.                               36,078                    1,070

27

----------------------------------------------------------------------------
                                                                       Market
Extended Market                                                        Value^
Index Fund                                   Shares                     (000)
----------------------------------------------------------------------------
   Omega Healthcare
     Investors, Inc. REIT                   106,434            $       1,069
   Correctional Properties
     Trust REIT                              36,284                    1,061
   TriCo Bancshares                          55,462                    1,048
   Fidelity Bankshares, Inc.                 29,384                    1,042
*  Portfolio Recovery
     Associates, Inc.                        37,762                    1,041
   S.Y. Bancorp, Inc.                        44,461                    1,041
   Bristol West Holdings, Inc.               57,200                    1,040
*  Ace Cash Express, Inc.                    40,479                    1,040
   Washington Trust Bancorp, Inc.            39,752                    1,032
*  Greenhill & Co., Inc.                     49,300                    1,031
   Gabelli Asset Management Inc.             24,227                    1,030
   Seacoast Banking
     Corp. of Florida                        48,930                    1,024
*  Sun Bancorp, Inc. (NJ)                    47,780                    1,016
*  Encore Capital Group, Inc.                76,789                    1,014
   Ramco-Gershenson
     Properties Trust REIT                   41,839                    1,014
   Central Pacific Financial Co.             35,973                      989
*  United PanAm Financial Corp.              56,944                      971
*  Citizens, Inc.                           116,809                      958
*  MeriStar Hospitality Corp. REIT          138,736                      949
*  Danielson Holdings Corp.                 136,650                      944
   Urstadt Biddle Properties
     Class A REIT                            63,694                      943
*  PICO Holdings, Inc.                       48,783                      933
   NYMAGIC, Inc.                             35,289                      932
   First Place Financial Corp.               49,886                      926
*  Tradestation Group Inc.                  128,173                      922
   Vesta Insurance Group, Inc.              142,028                      919
*  First Cash Financial Services, Inc.       42,077                      895
   Bank of Granite Corp.                     42,680                      892
*  FPIC Insurance Group, Inc.                35,945                      887
   Acadia Realty Trust REIT                  64,467                      886
   Omega Financial Corp.                     25,693                      885
   Pennfed Financial Services, Inc.          25,830                      878
   Winston Hotels, Inc. REIT                 84,097                      870
*  ITLA Capital Corp.                        21,419                      869
   Yardville National Bancorp                34,680                      867
*  Franklin Bank Corp.                       54,193                      857
*  Capital Crossing Bank                     15,297                      854
   Mission West
     Properties Inc. REIT                    70,476                      853
*  Rewards Network Inc.                      94,318                      849
   Capital Corp. of the West                 21,797                      847
   PMA Capital Corp. Class A                 91,953                      828
*  Stifel Financial Corp.                    30,211                      822
   Nara Bancorp, Inc.                        47,970                      822
*  AmericanWest Bancorporation               41,860                      802
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                 Shares                (000)
----------------------------------------------------------------------------
   Value Line, Inc.                          22,474             $        798
   SWS Group, Inc.                           51,978                      795
   Second Bancorp, Inc.                      25,178                      788
*  Central Coast Bancorp                     42,852                      784
   McGrath Rent Corp.                        21,163                      782
   Old Second Bancorp, Inc.                  14,824                      782
   U.S. Restaurant
     Properties, Inc. REIT                   51,322                      780
   Peoples Holding Co.                       22,534                      779
   State Financial Services Corp.
     Class A                                 26,118                      775
   Farmers Capital Bank Corp.                21,567                      771
*  Ceres Group, Inc.                        125,104                      768
   ASTA Funding, Inc.                        44,072                      767
   Capitol Bancorp Ltd.                      29,403                      765
   Summit Bancshares, Inc.                   26,135                      761
   Highland Hospitality Corp.                75,300                      757
   Sanders Morris Harris Group Inc.          51,294                      757
   Horizon Financial Corp.                   38,004                      756
   BostonFed Bancorp, Inc.                   18,940                      754
*  Hypercom Corp.                            89,101                      753
   Ashford Hospitality Trust                 89,337                      746
   ABC Bancorp                               36,588                      744
   Columbia Bancorp                          25,387                      742
   Donegal Group Inc.                        36,872                      741
*  PRG-Schultz International, Inc.          135,155                      739
   American Equity Investment
     Life Holding Co.                        74,100                      737
*  Marlin Business Services Inc.             49,001                      736
   Kramont Realty Trust REIT                 45,965                      735
*  Intersections Inc.                        30,379                      729
*  E-LOAN, Inc.                             269,066                      726
   Community Banks, Inc.                     24,423                      717
*  American Independence Corp.               43,213                      714
*  Criimi Mae, Inc. REIT                     59,567                      713
   HMN Financial, Inc.                       26,964                      711
   Interchange Financial
     Services Corp.                          28,364                      706
*  American Physicians Capital, Inc.         30,483                      706
   Associated Estates
     Realty Corp. REIT                       87,372                      703
   Cross Timbers Royalty Trust               25,415                      703
   Partners Trust Financial
     Group, Inc.                             35,851                      703
   CB Bancshares Inc. (HI)                    7,455                      695
   Capstead Mortgage Corp. REIT              51,644                      695
   Ohio Valley Banc Corp.                    20,921                      695
   Humboldt Bancorp                          32,953                      689
   Equity Inns, Inc. REIT                    73,986                      687
*  Virginia Commerce Bancorp, Inc.           23,187                      684
*  Florida Banks, Inc.                       31,588                      683

28

----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
   Medallion Financial Corp.                 85,887                   $  683
   Mainsource Financial Group, Inc.          33,609                      682
   Safety Insurance Group, Inc.              31,840                      682
   Tompkins Trustco, Inc.                    14,333                      681
   First of Long Island Corp.                14,713                      679
   Luminent Mortgage Capital, Inc.           55,700                      668
*  The Bancorp Bank                          37,666                      667
   First Albany Companies Inc.               66,126                      664
   Merchants Bancshares, Inc.                24,977                      656
   Clifton Savings Bancorp, Inc.             55,306                      653
   Sound Federal Bancorp Inc.                47,767                      641
   PVF Capital Corp.                         39,691                      637
   Redwood Empire Bancorp                    26,213                      631
   Newmil Bancorp, Inc.                      21,389                      631
   Greater Delaware Valley
     Savings Bank                            22,242                      628
   Sizeler Property
     Investors, Inc. REIT                    67,754                      624
   California National Bancorp               46,035                      616
   BWC Financial Corp.                       27,655                      611
*  Heritage Commerce Corp.                   41,697                      608
   Heritage Financial Corp.                  32,571                      607
   Parkvale Financial Corp.                  23,059                      607
*  Cardinal Financial Corp.                  66,679                      603
   Financial Institutions, Inc.              24,254                      599
*  Sunset Financial Resources, Inc.          58,000                      593
   Quaker City Bancorp, Inc.                 10,789                      593
   CityBank Lynnwood WA                      18,509                      593
   NASB Financial Inc.                       13,935                      588
   First Oak Brook Bancshares, Inc.          19,406                      588
   American Land Lease, Inc. REIT            31,114                      587
*  Falcon Financial
     Investment Trust REIT                   75,200                      587
   CFS Bancorp, Inc.                         44,201                      586
*  CyberSource Corp.                         70,009                      585
*  Texas Capital Bancshares, Inc.            35,226                      585
*  InterCept, Inc.                           35,318                      579
*  Matrix Bancorp, Inc.                      47,736                      577
   North Valley Bancorp                      36,175                      573
   SCPIE Holdings Inc.                       62,935                      573
*  Boykin Lodging Co. REIT                   73,989                      566
   BNP Residential
     Properties, Inc. REIT                   42,700                      561
   Republic Bancorp, Inc. Class A            27,327                      552
   West Coast Bancorp                        25,692                      551
*  Republic First Bancorp, Inc.              42,373                      548
   Lakeland Financial Corp.                  16,307                      546
   First Bancorp (NC)                        16,290                      545
   LSB Bancshares, Inc.                      33,577                      542
   Home Federal Bancorp                      21,526                      538
   Unity Bancorp, Inc.                       40,067                      536
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
   Landmark Bancorp Inc.                     17,054                      535
   TF Financial Corp.                        17,734                      532
   Timberland Bancorp, Inc.                  23,654                      529
   Cavalry Bancorp, Inc.                     33,010                      528
   First Financial Service Corp.             21,513                      525
   MutualFirst Financial Inc.                23,977                      519
   Penn-America Group, Inc.                  36,920                      517
   Urstadt Biddle Properties REIT            36,600                      516
   Capital Title Group, Inc.                118,798                      512
   FLAG Financial Corp.                      39,479                      510
   FirstBank Corp.                           18,560                      504
   Merrill Merchants
     Bancshares, Inc.                        21,020                      503
*  Carreker Corp.                            50,032                      501
   LTC Properties, Inc. REIT                 30,179                      501
*  Ameriserv Financial Inc.                  90,191                      501
*  Willis Lease Finance Corp.                59,845                      497
   Royal Bancshares of
     Pennsylvania, Inc.                      19,999                      496
   Mystic Financial, Inc.                    15,388                      495
   Chester Valley Bancorp                    22,925                      492
   Jefferson Bancshares, Inc.                37,800                      490
*  Newtek Business Services, Inc.           130,604                      490
   BRT Realty Trust REIT                     25,063                      489
   Community Capital Corp.                   23,210                      487
   Union Bankshares Corp.                    15,398                      487
   Humphrey Hospitality
     Trust, Inc. REIT                       109,508                      484
   Greater Community Bancorp                 33,815                      483
   FNB Financial Services Corp.              28,326                      482
   Capital Bank Corp.                        29,214                      479
   Maxcor Financial Group Inc.               43,767                      468
   Government Properties Trust, Inc.         44,800                      468
   Crawford & Co. Class B                    94,793                      467
   The Washington Savings Bank               46,100                      466
   First Indiana Corp.                       24,392                      465
   Hanover Capital Mortgage
     Holdings, Inc.                          39,500                      465
   Arrow Financial Corp.                     15,236                      464
   CoBiz Inc.                                33,477                      463
   Pennrock Financial
     Services Corp.                          15,259                      461
*  Arbor Realty Trust, Inc.                  23,000                      459
*  MicroFinancial Inc.                      134,455                      456
   Belmont Bancorp                           74,557                      454
   Merchants Group, Inc.                     17,450                      449
   One Liberty Properties, Inc. REIT         24,700                      449
*  United National Group Ltd.
     Class A                                 29,593                      447
   Capital Trust Class A                     16,697                      446
   Peoples Bancorp, Inc.                     16,711                      444

29

------------------------------------------------------------------------------
                                                                       Market
Extended Market                                                        Value^
Index Fund                                   Shares                     (000)
------------------------------------------------------------------------------
   Rainier Pacific Financial
     Group Inc.                              26,800          $            436
   Onyx Acceptance Corp.                     26,310                       433
   Guaranty Federal
     Bancshares, Inc.                        22,245                       431
   Camden National Corp.                     13,003                       430
   Citizens South Banking Corp.              32,513                       429
   German American Bancorp                   25,497                       428
*  BNCCORP, Inc.                             24,298                       425
   Cooperative Bankshares, Inc.              19,089                       425
   Oak Hill Financial, Inc.                  13,297                       419
   CNB Florida Bancshares, Inc.              17,640                       417
   Peoples Bancorp of
     North Carolina                          21,479                       416
   Central Bancorp, Inc.                     12,300                       412
   American Mortgage
     Acceptance Co. REIT                     29,628                       406
*  Corillian Corp.                           80,530                       406
   Commercial Bankshares, Inc.               15,165                       403
   Electro Rent Corp.                        37,988                       398
   Coastal Financial Corp.                   26,465                       396
   Century Bancorp, Inc. Class A             11,950                       393
   First Mutual Bancshares, Inc.             15,511                       392
   Bay View Capital Corp.                   188,649                       389
   MFB Corp.                                 12,500                       387
   FNB Corp. (VA)                            13,214                       381
*  Meadowbrook Insurance
     Group, Inc.                             71,531                       379
   Peoples BancTrust Co., Inc.               26,400                       374
*  Consumer Portfolio Services, Inc.         82,928                       373
   Independence Holding Co.                  10,957                       373
   PMC Commercial Trust REIT                 25,804                       372
   Wainwright Bank & Trust Co.               30,832                       371
   Peoples Community Bancorp                 16,000                       371
   EMC Insurance Group, Inc.                 15,769                       368
   First M&F Corp.                           11,803                       368
   Southwest Bancorp, Inc.                   19,987                       365
*  Asset Acceptance Capital Corp.            21,400                       364
   National Health Realty Inc. REIT          21,161                       358
   Agree Realty Corp. REIT                   14,121                       357
   Monmouth Real Estate
     Investment Corp. REIT                   45,812                       357
   Exchange National
     Bancshares, Inc.                        12,029                       351
   Provident Financial Holdings, Inc.        14,800                       350
*  Standard Management Corp.                 98,974                       349
*  Financial Industries Corp.                37,626                       349
   PFS Bancorp, Inc.                         16,961                       348
*  Portal Software, Inc.                     95,207                       346
   First Potomac REIT                        17,989                       345
   Union Community Bancorp                   19,398                       343
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
   BancTrust Financial Group, Inc.           19,289                   $  338
   Commercial National
     Financial Corp.                         13,935                      324
*  Banc Corp.                                48,572                      316
   First State Bancorporation                10,262                      315
   Citizens First Financial Corp.            13,552                      308
*  TheStreet.com, Inc.                       82,330                      306
   Peapack Gladstone
     Financial Corp.                          9,472                      304
   Presidential Realty Corp. REIT            40,700                      304
   Foothill Independent Bancorp.             14,363                      300
   Northern States Financial Corp.           11,022                      299
   Summit Financial Corp.                    16,027                      296
   United Mobile Homes, Inc. REIT            22,206                      292
   Westfield Financial, Inc.                 14,322                      291
   FFLC Bancorp, Inc.                        11,476                      289
   Camco Financial Corp.                     20,306                      284
   First United Corp.                        14,374                      280
   Shore Bancshares, Inc.                    10,471                      268
   Berkshire Hills Bancorp, Inc.              6,884                      255
*  Federal Agricultural
     Mortgage Corp. Class A                  13,288                      252
   State Bancorp, Inc.                       10,129                      247
*  Harris & Harris Group, Inc.               19,987                      244
*  InsWeb Corp.                              54,148                      239
   First Midwest Financial, Inc.             10,011                      238
   Cedar Shopping Centers, Inc.              20,600                      237
   FNB Corp. (NC)                            11,960                      233
   Citizens 1st Bancorp, Inc.                 9,793                      233
   Willow Grove Bancorp, Inc.                14,572                      232
   Center Bancorp, Inc.                      19,895                      223
   Pamrapo Bancorp, Inc.                      9,280                      218
   Eastern Virginia Bankshares, Inc.         10,798                      213
   Harrodsburg First Financial
     Bancorp, Inc.                           12,084                      211
   Westwood Holdings Group, Inc.             11,726                      211
   Massbank Corp.                             6,012                      208
   Security Bank Corp.                        5,980                      208
   Bryn Mawr Bank Corp.                       8,975                      204
*  Bankrate, Inc.                            21,985                      188
   ESB Financial Corp.                       14,763                      185
   Community Bank of
     Northern Virginia                       13,218                      178
   Berkshire Bancorp Inc.                    10,230                      176
*  Prime Group Realty Trust REIT             33,184                      175
*  Transcontinental Realty
     Investors, Inc. REIT                    12,703                      172
*  K-Fed Bancorp                             13,298                      170
   First Federal Bancorp, Inc.               19,000                      156
   Warwick Community
     Bancorp, Inc.                            4,645                      149

30

-----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                Shares                 (000)
-----------------------------------------------------------------------------
*  Intelidata Technologies Corp.               200,477             $     132
   Price Legacy Corp. REIT                       6,867                   127
*  Capital Lease Funding, Inc.                  12,000                   125
   Cascade Financial Corp.                       6,947                   122
   American National
     Bankshares Inc.                             5,559                   121
   Northeast Indiana Bancorp, Inc.               5,504                   120
   AmeriVest Properties, Inc. REIT              20,113                   118
   First Defiance Financial Corp.                5,212                   115
   Delta Financial Corp.                        14,312                   114
   First South Bancorp, Inc.                     4,719                   106
   Hersha Hospitality Trust REIT                10,700                   106
   Sun Bancorp, Inc.                             4,597                   103
   Falmouth Bancorp, Inc.                        2,400                    89
*  ProCentury Corp.                              7,700                    75
   Northrim Bancorp Inc.                         3,364                    68
   Woronoco Bancorp Inc.                         1,600                    57
   PAB Bankshares, Inc.                          4,397                    53
   Cotton States Life Insurance Co.              2,237                    43
   Fidelity Southern Corp.                       2,739                    38
*  American Pacific Bank                         4,132                    36
   Sovereign Bancorp, Inc.                       1,426                    32
   FMS Financial Corp.                           1,120                    20
   BCSB Bankcorp, Inc.                           1,400                    19
*  Horizon Group
     Properties, Inc. REIT                       3,415                    18
*  Landenburg Thalmann
     Financial Services, Inc.                   18,943                    17
   EFC Bancorp, Inc.                               600                    14
   Hoenig Group, Inc.
     Rights Exp. 9/1/2006                       54,300                    12
   Wilber Corp.                                    900                    11
   Gladstone Commercial Corp.                      600                    10
   Provident Financial Group, Inc.                 250                    10
*  Olympic Cascade Financial Corp.               2,900                     5
*  Investors Capital Holdings, Ltd.                900                     4
*  Analytical Surveys, Inc.                      2,531                     4
*  Diamond Hill Investment Group                   200                     2
*  SVB Financial Services                          100                     2
*  Origen Financial, Inc. REIT                     123                     1
*  Pinnacle Warrants
     Exp. 11/13/2007                               350                    --
                                                                  ----------
                                                                   1,903,641
                                                                  ----------
Health Care (11.9%)
*  Genentech, Inc.                          1,333,186                 74,925
*  ImClone Systems, Inc.                      191,673                 16,444
*  Laboratory Corp. of
     America Holdings                         354,577                 14,077
*  Varian Medical Systems, Inc.               171,840                 13,636
*  Patterson Dental Co.                       171,212                 13,096
*  IVAX Corp.                                 494,881                 11,872
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                               Shares                  (000)
----------------------------------------------------------------------------
*  Celgene Corp.                              205,267               $ 11,754
*  Sepracor Inc.                              214,627                 11,354
   Oxford Health Plans, Inc.                  204,594                 11,261
   Omnicare, Inc.                             260,491                 11,152
*  Coventry Health Care Inc.                  222,387                 10,875
*  Millennium Pharmaceuticals, Inc.           764,471                 10,550
   DENTSPLY International Inc.                202,176                 10,533
*  Kinetic Concepts, Inc.                     210,269                 10,492
*  Eon Labs, Inc.                             231,528                  9,476
*  Invitrogen Corp.                           131,164                  9,442
   Beckman Coulter, Inc.                      154,647                  9,433
*  Barr Pharmaceuticals Inc.                  261,575                  8,815
*  PacifiCare Health Systems, Inc.            216,074                  8,353
*  Lincare Holdings, Inc.                     249,078                  8,185
*  Endo Pharmaceuticals
     Holdings, Inc.                           330,786                  7,757
*  Cephalon, Inc.                             140,780                  7,602
*  DaVita, Inc.                               246,026                  7,585
*  Health Net Inc.                            282,987                  7,499
*  WebMD Corp.                                783,028                  7,298
*  Apogent Technologies Inc.                  224,501                  7,184
*  Triad Hospitals, Inc.                      190,723                  7,101
*  OSI Pharmaceuticals, Inc.                   99,918                  7,038
*  Cytyc Corp.                                277,234                  7,033
*  Henry Schein, Inc.                         110,499                  6,977
*  Community Health
     Systems, Inc.                            247,461                  6,625
   Universal Health
     Services Class B                         136,999                  6,287
*  Covance, Inc.                              157,073                  6,060
*  Gen-Probe Inc.                             123,531                  5,845
*  Charles River Laboratories, Inc.           116,083                  5,673
*  Stericycle, Inc.                           108,743                  5,626
   Medicis Pharmaceutical Corp.               140,696                  5,621
*  INAMED Corp.                                89,085                  5,599
*  Renal Care Group, Inc.                     167,471                  5,548
*  IDEXX Laboratories Corp.                    87,251                  5,492
*  Amylin Pharmaceuticals, Inc.               235,527                  5,370
*  American Pharmaceuticals
     Partners, Inc.                           175,732                  5,339
*  Edwards Lifesciences Corp.                 149,141                  5,198
   Cooper Cos., Inc.                           81,346                  5,139
*  Respironics, Inc.                           87,444                  5,137
*  Andrx Group                                182,562                  5,099
*  Dade Behring Holdings Inc.                 106,819                  5,076
*  Affymetrix, Inc.                           151,530                  4,960
*  MGI Pharma, Inc.                           176,624                  4,771
*  ICOS Corp.                                 159,216                  4,751
*  Accredo Health, Inc.                       121,565                  4,735
*  Neurocrine Biosciences, Inc.                91,285                  4,733
*  VCA Antech, Inc.                           102,149                  4,578

31

----------------------------------------------------------------------------
                                                                     Market
Extended Market                                                      Value^
Index Fund                                   Shares                   (000)
----------------------------------------------------------------------------
*  Protein Design Labs, Inc.                236,994       $           4,534
*  Pharmaceutical Product
     Development, Inc.                      141,290                   4,489
*  Techne Corp.                             103,199                   4,484
*  ResMed Inc.                               84,888                   4,326
*  Pediatrix Medical Group, Inc.             61,377                   4,287
   Valeant Pharmaceuticals
     International                          210,107                   4,202
*  Tularik, Inc.                            168,888                   4,188
*  Nektar Therapeutics                      209,236                   4,176
*  Martek Biosciences Corp.                  73,239                   4,114
*  Cerner Corp.                              89,752                   4,001
*  STERIS Corp.                             175,610                   3,962
*  Bio-Rad Laboratories, Inc.
     Class A                                 64,361                   3,788
*  Human Genome Sciences, Inc.              325,419                   3,785
*  The Medicines Co.                        119,750                   3,654
*  Onyx Pharmaceuticals, Inc.                86,030                   3,644
   Mentor Corp.                             105,715                   3,625
*  eResearch Technology, Inc.               128,834                   3,607
*  Apria Healthcare Group Inc.              125,614                   3,605
*  First Health Group Corp.                 229,510                   3,583
*  LifePoint Hospitals, Inc.                 95,946                   3,571
   Select Medical Corp.                     258,970                   3,475
*  NeighborCare Inc.                        109,711                   3,437
   Invacare Corp.                            75,701                   3,385
   Perrigo Co.                              177,114                   3,360
*  VISX Inc.                                122,525                   3,274
   Arrow International, Inc.                109,184                   3,267
*  Ligand Pharmaceuticals Inc.
     Class B                                185,205                   3,219
   Diagnostic Products Corp.                 72,836                   3,200
*  US Oncology, Inc.                        217,196                   3,197
*  Advanced Medical Optics, Inc.             73,947                   3,148
*  Pharmion Corp.                            63,705                   3,116
*  Sierra Health Services, Inc.              69,065                   3,087
*  Kos Pharmaceuticals, Inc.                 93,002                   3,066
*  AMERIGROUP Corp.                          62,317                   3,066
*  Alkermes, Inc.                           224,091                   3,048
*  PAR Pharmaceutical Cos. Inc.              85,878                   3,024
*  Magellan Health Services, Inc.            88,843                   2,972
*  Wright Medical Group, Inc.                83,108                   2,959
*  Inveresk Research Group Inc.              95,125                   2,934
*  Sybron Dental Specialties, Inc.           96,838                   2,891
*  Align Technology, Inc.                   149,534                   2,841
*  K-V Pharmaceutical Co. Class A           123,040                   2,841
*  Impax Laboratories, Inc.                 145,809                   2,826
*  American Medical Systems
     Holdings, Inc.                          83,101                   2,800
*  United Surgical Partners
     International, Inc.                     70,654                   2,789
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
*  Kyphon Inc.                               98,439            $       2,774
*  Telik, Inc.                              109,586                    2,616
*  Abgenix, Inc.                            223,173                    2,616
*  Molina Healthcare Inc.                    68,393                    2,611
   Owens & Minor, Inc. Holding Co.           98,597                    2,554
*  Integra LifeSciences Holdings             71,504                    2,522
*  Zymogenetics, Inc.                       131,545                    2,499
*  ILEX Oncology, Inc.                       98,328                    2,457
*  IDX Systems Corp.                         75,862                    2,419
*  Genencor International Inc.              146,991                    2,406
*  Kindred Healthcare, Inc.                  90,106                    2,374
*  Beverly Enterprises, Inc.                269,479                    2,318
*  Ocular Sciences, Inc.                     60,577                    2,302
*  American Healthways Inc.                  81,664                    2,174
*  Vertex Pharmaceuticals, Inc.             197,535                    2,141
*  Province Healthcare Co.                  123,560                    2,119
*  Priority Healthcare Corp.
     Class B                                 92,310                    2,119
*  Tanox, Inc.                              110,550                    2,108
*  Applera Corp.-Celera
     Genomics Group                         182,838                    2,104
   Alpharma, Inc. Class A                   101,499                    2,079
   PolyMedica Corp.                          66,223                    2,056
*  Nabi Biopharmaceuticals                  144,431                    2,054
*  CONMED Corp.                              74,832                    2,050
*  Sunrise Senior Living, Inc.               51,536                    2,017
*  NPS Pharmaceuticals Inc.                  93,709                    1,968
*  Ventana Medical Systems, Inc.             41,373                    1,966
*  Salix Pharmaceuticals, Ltd.               59,438                    1,958
*  Centene Corp.                             50,633                    1,952
*  Cyberonics, Inc.                          58,484                    1,951
*  AmSurg Corp.                              75,835                    1,906
*  Atrix Laboratories, Inc.                  55,096                    1,889
*  ArthroCare Corp.                          64,843                    1,886
*  Haemonetics Corp.                         62,788                    1,862
*  Exelixis, Inc.                           182,924                    1,846
*  Immucor Inc.                              56,611                    1,843
*  PSS World Medical, Inc.                  162,729                    1,823
*  Digene Corp.                              49,665                    1,814
*  Dendreon Corp.                           147,269                    1,804
*  Connetics Corp.                           88,363                    1,785
*  Eclipsys Corp.                           116,017                    1,770
*  Biosite Inc.                              39,293                    1,765
*  AtheroGenics, Inc.                        92,491                    1,760
*  Odyssey Healthcare, Inc.                  92,235                    1,736
*  First Horizon
     Pharmaceutical Corp.                    91,309                    1,726
*  Genesis Healthcare Corp.                  59,303                    1,722
   West Pharmaceutical
     Services, Inc.                          40,486                    1,713
*  Vicuron Pharmaceuticals Inc.             135,843                    1,706

32

------------------------------------------------------------------------------
                                                                        Market
                                                                        Value^
                                             Shares                      (000)
------------------------------------------------------------------------------
*  Advanced Neuromodulation
     Systems, Inc.                           50,150                  $   1,645
*  CTI Molecular Imaging, Inc.              115,534                      1,638
*  Inspire Pharmaceuticals, Inc.             97,785                      1,635
*  Viasys Healthcare Inc.                    77,511                      1,621
   Datascope Corp.                           39,542                      1,569
*  Lexicon Genetics Inc.                    198,839                      1,559
*  Noven Pharmaceuticals, Inc.               70,698                      1,557
*  Serologicals Corp.                        76,842                      1,536
*  CIMA Labs Inc.                            44,981                      1,517
*  Thoratec Corp.                           141,370                      1,517
*  DJ Orthopedics Inc.                       65,811                      1,514
*  Wilson Greatbatch
     Technologies, Inc.                      54,054                      1,511
*  Incyte Corp.                             194,191                      1,484
*  United Therapeutics Corp.                 57,796                      1,482
*  Medarex, Inc.                            201,998                      1,473
*  PAREXEL International Corp.               74,191                      1,469
   Analogic Corp.                            34,548                      1,466
*  ICU Medical, Inc.                         43,333                      1,453
*  LabOne, Inc.                              45,190                      1,436
*  Adolor Corp.                             113,131                      1,434
*  Laserscope                                52,008                      1,433
*  Enzon Pharmaceuticals, Inc.              112,008                      1,429
*  Bradley Pharmaceuticals, Inc.             51,119                      1,426
*  Cell Genesys, Inc.                       136,744                      1,421
*  Regeneron Pharmaceuticals, Inc.          134,515                      1,416
*  OraSure Technologies, Inc.               145,107                      1,412
*  Sola International Inc.                   81,614                      1,406
*  Chattem, Inc.                             48,368                      1,396
*  Per-Se Technologies, Inc.                 96,015                      1,396
*  RehabCare Group, Inc.                     52,242                      1,391
*  Kensey Nash Corp.                         37,736                      1,302
*  Cepheid, Inc.                            112,301                      1,296
*  Intuitive Surgical, Inc.                  66,669                      1,267
*  Possis Medical Inc.                       36,641                      1,251
*  Encysive Pharmaceuticals, Inc.           145,606                      1,238
*  American Medical
     Security Group, Inc.                    45,367                      1,236
*  Aspect Medical Systems, Inc.              65,380                      1,208
*  Albany Molecular Research, Inc.           92,914                      1,201
*  Abaxis, Inc.                              62,965                      1,195
*  InterMune Inc.                            77,133                      1,189
*  Dyax Corp.                               100,442                      1,180
*  Hologic, Inc.                             50,637                      1,177
   Landauer, Inc.                            26,141                      1,167
*  LCA-Vision Inc.                           39,836                      1,160
   Vital Signs, Inc.                         39,866                      1,158
*  VaxGen, Inc.                              81,259                      1,151
*  Diversa Corp.                            112,618                      1,141
*  SonoSite, Inc.                            47,542                      1,137
------------------------------------------------------------------------------
                                                                        Market
                                                                        Value^
                                             Shares                      (000)
------------------------------------------------------------------------------
*  CV Therapeutics, Inc.                     66,631                  $   1,117
*  Enzo Biochem, Inc.                        74,221                      1,113
*  TriPath Imaging, Inc.                    118,069                      1,111
*  BioMarin Pharmaceutical Inc.             183,928                      1,104
*  Closure Medical Corp.                     43,837                      1,101
*  Merit Medical Systems, Inc.               68,555                      1,092
*  Transkaryotic Therapies, Inc.             71,101                      1,064
*  Psychiatric Solutions, Inc.               42,118                      1,050
*  MedQuist, Inc.                            87,598                      1,049
*  XOMA Ltd.                                232,276                      1,041
*  LifeCell Corp.                            91,850                      1,037
*  Res-Care, Inc.                            81,619                      1,037
*  Eyetech Pharmaceuticals Inc.              23,991                      1,030
   Healthcare Services Group, Inc.           64,274                        983
*  Bone Care International, Inc.             41,838                        980
*  EPIX Medical, Inc.                        45,655                        963
*  SurModics, Inc.                           38,998                        961
*  Alexion Pharmaceuticals, Inc.             51,532                        958
*  Omnicell, Inc.                            65,452                        956
*  CorVel Corp.                              33,124                        939
*  Orthologic Corp.                         107,845                        935
*  SFBC International, Inc.                  29,340                        919
*  Gentiva Health Services, Inc.             56,373                        917
*  ARIAD Pharmaceuticals, Inc.              122,017                        914
*  Regeneration Technologies, Inc.           84,858                        911
*  Maxim Pharmaceuticals, Inc.               93,817                        905
*  Myriad Genetics, Inc.                     60,250                        899
*  Trimeris, Inc.                            62,201                        898
*  Orthodontic Centers
     of America, Inc.                       108,138                        886
*  ImmunoGen, Inc.                          144,476                        883
*  Cubist Pharmaceuticals, Inc.              78,792                        875
*  Geron Corp.                              107,731                        872
*  America Service Group Inc.                24,910                        866
*  Molecular Devices Corp.                   48,545                        863
*  Urologix, Inc.                            55,881                        863
*  Matria Healthcare, Inc.                   33,813                        848
*  Indevus Pharmaceuticals, Inc.            136,687                        841
*  Bruker BioSciences Corp.                 172,408                        840
*  Discovery Laboratories, Inc.              86,650                        831
*  Allscripts Healthcare
     Solutions, Inc.                        105,484                        827
*  CardioDynamics
     International Corp.                    162,587                        821
*  Orthovita, Inc.                          159,613                        820
*  BioLase Technology, Inc.                  60,839                        819
*  Inverness Medical
   Innovations, Inc.                         36,632                        802
*  Northfield Laboratories, Inc.             55,985                        798
   E-Z-EM, Inc.                              42,729                        785
*  Candela Corp.                             79,392                        778

33

-------------------------------------------------------------------------------
                                                                         Market
Extended Market                                                          Value^
Index Fund                                   Shares                       (000)
-------------------------------------------------------------------------------
*  Antigenics, Inc.                          90,671          $             776
*  Seattle Genetics, Inc.                   110,169                        774
*  Luminex Corp.                             76,975                        774
*  Amedisys Inc.                             23,417                        774
*  Oscient Pharmaceuticals                  147,686                        755
*  Santarus Inc.                             50,400                        743
*  Prime Medical Services, Inc.              93,400                        742
   Hooper Holmes, Inc.                      127,143                        730
*  Medical Action Industries Inc.            39,539                        728
*  Zoll Medical Corp.                        20,130                        706
*  US Physical Therapy, Inc.                 51,331                        704
*  Neose Technologies, Inc.                  83,276                        694
*  VistaCare, Inc.                           37,351                        693
*  Cell Therapeutics, Inc.                   93,842                        692
*  ThermoGenesis Corp.                      142,257                        673
*  Advanced Magnetics, Inc.                  44,407                        672
*  Maxygen Inc.                              63,235                        668
*  ABIOMED, Inc.                             52,315                        658
*  VitalWorks Inc.                          188,758                        653
*  Genaera Corp.                            154,965                        651
*  American Dental Partners, Inc.            36,187                        648
*  NeoPharm, Inc.                            62,361                        644
*  Ciphergen Biosystems, Inc.                86,994                        637
   D&K Healthcare Resources, Inc.            53,047                        637
*  Nuvelo, Inc.                              66,112                        636
*  SuperGen, Inc.                            97,974                        632
*  MedCath Corp.                             31,479                        630
*  Isis Pharmaceuticals, Inc.               108,880                        625
*  Nastech Pharmaceutical Co., Inc.          60,903                        621
*  Guilford Pharmaceuticals, Inc.           130,567                        620
*  Somanetics Corp.                          44,985                        617
*  BioCryst Pharmaceuticals, Inc.            88,653                        612
*  Collagenex Pharmaceuticals, Inc.          64,814                        611
*  Accelrys Inc.                             61,465                        606
*  Cytokinetics, Inc.                        40,794                        606
*  Zila, Inc.                               122,598                        602
*  Embrex, Inc.                              44,242                        599
*  Pharmos Corp.                            145,373                        597
*  Natus Medical Inc.                        93,437                        595
*  Array BioPharma Inc.                      73,724                        586
*  Radiologix Inc.                          129,518                        585
*  Penwest Pharmaceuticals Co.               45,616                        584
*  Pain Therapeutics, Inc.                   71,640                        577
*  Nanogen, Inc.                             85,897                        577
*  Cypress Bioscience, Inc.                  41,741                        573
*  Hanger Orthopedic Group, Inc.             48,692                        571
*  Animas Corp.                              30,523                        569
*  Cholestech Corp.                          69,732                        568
*  CuraGen Corp.                             94,443                        568
*  Immunomedics Inc.                        116,260                        566
*  Orphan Medical, Inc.                      56,248                        565
-------------------------------------------------------------------------------
                                                                         Market
Extended Market                                                          Value^
Index Fund                                   Shares                       (000)
-------------------------------------------------------------------------------
*  HealthTronics Surgical
     Services, Inc.                          70,188                  $     561
*  Able Laboratories, Inc.                   27,268                        561
*  Matrixx Initiatives, Inc.                 54,308                        553
*  Quality Systems, Inc.                     11,200                        550
*  CYTOGEN Corp.                             33,893                        539
*  Progenics Pharmaceuticals, Inc.           31,899                        537
*  Q-Med, Inc.                               62,085                        527
*  IMPAC Medical Systems, Inc.               35,844                        524
*  Orchid Biosciences, Inc.                  67,346                        519
*  Pharmacyclics, Inc.                       50,813                        517
*  Illumina, Inc.                            81,079                        515
*  Exactech, Inc.                            23,618                        513
   National Healthcare Corp.                 18,284                        512
*  Lipid Sciences, Inc.                     116,825                        512
*  Vivus, Inc.                              139,816                        509
*  North American Scientific, Inc.           60,549                        509
   Option Care, Inc.                         33,006                        504
*  Theragenics Corp.                        108,598                        502
*  Allied Healthcare
     International Inc.                     101,909                        501
*  Acusphere, Inc.                           77,967                        499
*  Repligen Corp.                           201,518                        496
*  Harvard Bioscience, Inc.                 110,460                        495
*  Genta Inc.                               197,695                        494
*  Kendle International Inc.                 62,710                        486
*  aaiPharma Inc.                            88,891                        482
*  Neurobiological
     Technologies, Inc.                     126,002                        473
*  Specialty Laboratories, Inc.              52,508                        470
*  Genelabs Technologies, Inc.              203,632                        470
*  Endologix, Inc.                           95,084                        465
*  Caliper Life Sciences, Inc.               99,830                        464
*  Conceptus, Inc.                           41,257                        464
*  SONUS Pharmaceuticals, Inc.               99,747                        464
   Young Innovations, Inc.                   18,254                        464
*  Biosource International Inc.              65,132                        460
*  Corixa Corp.                              98,258                        459
*  Enpath Medical, Inc.                      40,125                        456
*  Alcide Corp.                              22,033                        456
*  Encore Medical Corp.                      72,363                        456
   Computer Programs and
     Systems, Inc.                           22,100                        450
*  Covalent Group, Inc.                     117,091                        448
*  SciClone Pharmaceuticals, Inc.            87,499                        447
*  AP Pharma Inc.                           133,025                        446
*  Mediware Information
     Systems, Inc.                           33,490                        444
*  Columbia Laboratories Inc.               127,450                        441
*  Novavax, Inc.                             80,712                        435
*  Rita Medical Systems, Inc.               100,960                        430

34

-----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
-----------------------------------------------------------------------------
*  Oxigene, Inc.                             68,004           $          428
*  Vasomedical, Inc.                        375,164                      428
*  Rigel Pharmaceuticals, Inc.               30,044                      427
*  Interpharm Holdings, Inc.                107,155                      425
*  Fonar Corp.                              331,626                      424
*  AVANT Immunotherapeutics, Inc.           159,433                      424
*  Cellegy Pharmaceuticals, Inc.            108,526                      418
*  Kosan Biosciences, Inc.                   51,757                      409
*  Alliance Imaging, Inc.                    88,671                      405
*  Axonyx Inc.                               77,240                      405
*  Carrington Labs Inc.                      90,440                      402
*  Compex Technologies Inc.                  64,970                      400
*  Bentley Pharmaceuticals, Inc.             29,026                      399
   Psychemedics Corp.                        37,780                      397
   Meridian Bioscience Inc.                  35,658                      395
*  Immtech International, Inc.               31,563                      389
*  InKine Pharmaceutical Co., Inc.          100,584                      389
*  ChromaVision Medical
     Systems, Inc.                          209,272                      389
   Netsmart Technologies, Inc.               40,234                      387
*  MedSource Technologies, Inc.              54,350                      386
*  Insmed Inc.                              171,514                      384
*  Cardiac Science, Inc.                    156,709                      384
*  Quidel Corp.                              65,065                      383
*  Palomar Medical
     Technologies, Inc.                      22,798                      383
*  Cortex Pharmaceuticals, Inc.             144,583                      380
*  V.I. Technologies, Inc.                  342,176                      376
*  Chronimed Inc.                            46,077                      376
*  Novoste Corp.                            136,584                      374
*  MIM Corp.                                 42,989                      374
*  Hemispherx Biopharma, Inc.               108,392                      373
*  PRAECIS Pharmaceuticals Inc.              96,485                      367
*  DOV Pharmaceutical, Inc.                  25,868                      361
*  Osteotech, Inc.                           55,326                      359
*  Neurogen Corp.                            47,809                      358
*  Pozen Inc.                                52,192                      357
*  Spectranetics Corp.                       62,895                      352
*  GTC Biotherapeutics, Inc.                222,549                      349
*  Hi-Tech Pharmacal Co., Inc.               21,320                      348
*  Savient Pharmaceuticals Inc.             139,193                      345
*  Peregrine Pharmaceuticals, Inc.          234,388                      345
*  Hollis-Eden Pharmaceuticals, Inc.         28,362                      342
*  Micro Therapeutics, Inc.                  80,646                      341
*  BioSphere Medical Inc.                   104,528                      334
*  I-Flow Corp.                              28,151                      334
*  The Immune Response Corp.                271,241                      331
*  Nuvasive, Inc.                            30,300                      331
*  Microvision, Inc.                         39,027                      328
*  Durect Corp.                              93,321                      326
*  Sangamo BioSciences, Inc.                 53,606                      323
-----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
-----------------------------------------------------------------------------
*  National Medical Health Card
     Systems, Inc.                           11,956                  $   321
*  Natural Alternatives
     International, Inc.                     37,700                      320
*  Medtox Scientific, Inc.                   31,212                      316
*  Epimmune Inc.                            186,139                      316
*  ViroPharma Inc.                          176,432                      316
*  Arena Pharmaceuticals, Inc.               57,261                      313
*  Third Wave Technologies                   69,584                      312
*  Synovis Life Technologies, Inc.           29,022                      312
*  Sonic Innovations, Inc.                   54,743                      311
*  Aclara Biosciences, Inc.                  68,850                      310
*  Natrol, Inc.                             108,400                      309
*  Heska Corp.                              251,610                      304
*  Iridex Corp.                              41,633                      304
*  Allos Therapeutics Inc.                  134,159                      302
*  Vion Pharmaceuticals, Inc.                72,500                      302
*  Microtek Medical Holdings, Inc.           57,853                      296
*  SIGA Technologies, Inc.                  209,154                      293
*  Symbion, Inc.                             16,550                      289
*  Alteon, Inc.                             243,572                      287
*  Pharmacopeia
     Drug Discovery Inc.                     49,404                      281
*  Immunicon Corp.                           35,638                      280
*  Large Scale Biology Corp.                200,218                      276
*  Escalon Medical Corp.                     28,100                      273
*  Aksys, Ltd.                               45,355                      264
*  Gene Logic Inc.                           64,479                      261
*  Tercica, Inc.                             31,905                      261
*  Emeritus Corp.                            34,730                      260
*  Endocardial Solutions, Inc.               25,044                      259
*  CryoLife Inc.                             49,031                      258
*  Corgentech Inc.                           16,003                      258
*  Neogen Corp.                              14,925                      257
*  DepoMed, Inc.                             51,298                      254
*  Emisphere Technologies, Inc.              61,566                      252
*  The Med-Design Corp.                     120,326                      250
*  EntreMed, Inc.                           124,448                      250
*  Superior Consultant
     Holdings Corp.                          40,925                      246
*  Palatin Technologies, Inc.                58,074                      244
*  Corcept Therapeutics Inc.                 31,568                      244
*  Ista Pharmaceuticals Inc.                 23,278                      243
*  Vical, Inc.                               41,686                      243
*  Sequenom, Inc.                           166,291                      243
*  Titan Pharmaceuticals, Inc.               88,144                      237
*  Curon Medical Inc.                       137,462                      232
*  Curis, Inc.                               49,989                      221
*  Digital Angel Corp.                       66,250                      219
*  Barrier Therapeutics Inc.                 15,318                      215
*  GlycoGenesys, Inc.                       331,054                      215

35

-----------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
-----------------------------------------------------------------------------
*  SRI/Surgical Express, Inc.                30,380             $        205
*  Proxymed Pharmacy, Inc.                   12,100                      204
*  Cantel Medical Corp.                       9,283                      200
*  NeoRx Corp.                               79,872                      200
*  Quinton Cardiology Systems, Inc.          19,500                      198
*  Aphton Corp.                              49,221                      197
*  Lynx Therapeutics, Inc.                   85,060                      196
*  Applied Imaging Corp.                    207,986                      195
*  Exact Sciences Corp.                      31,654                      195
*  Bioanalytical Systems, Inc.               48,481                      194
*  Myogen, Inc.                              24,800                      192
*  IVAX Diagnostics, Inc.                    29,389                      188
*  BioTime, Inc.                            107,087                      181
*  National Research Corp.                   10,506                      180
*  IGI, Inc.                                 72,000                      175
*  Avigen, Inc.                              51,015                      172
*  STAAR Surgical Co.                        21,980                      171
*  Horizon Medical Products, Inc.            97,600                      171
*  DUSA Pharmaceuticals, Inc.                17,500                      166
*  GenVec, Inc.                              51,433                      158
*  ArQule, Inc.                              29,202                      154
*  La Jolla Pharmaceutical Co.               61,061                      148
*  Questcor Pharmaceuticals, Inc.           171,500                      146
*  CardioTech International, Inc.            34,754                      146
*  Introgen Therapeutics, Inc.               33,503                      143
*  Genitope Corp.                            13,617                      134
*  NitroMed, Inc.                            21,693                      130
*  Sirna Therapeutics, Inc.                  44,188                      130
*  IntraBiotics Pharmaceuticals, Inc.        31,922                      124
*  Curative Health Services, Inc.            14,017                      121
*  Anadys Pharmaceuticals Inc.               17,018                      121
*  Discovery Partners International          23,079                      118
*  Biopure Corp.                            162,188                      114
   Mesa Laboratories, Inc.                   11,338                      112
*  Avanir Pharmaceuticals Class A            65,480                      110
*  Cerus Corp.                               44,768                      107
*  Five Star Quality Care, Inc.              23,837                      105
*  GTx, Inc.                                  9,800                      102
*  Renovis, Inc.                             11,100                      102
*  Cutera, Inc.                               7,148                       97
*  Targeted Genetics Corp.                   60,303                       96
*  Retractable Technologies, Inc.            14,985                       93
*  Anika Resh Inc.                            5,000                       87
*  Virologic, Inc.                           33,050                       81
*  Capital Senior Living Corp.               16,584                       80
*  Continucare Corp.                         38,300                       74
*  AVI BioPharma, Inc.                       29,895                       73
*  Memory Pharmaceuticals Corp.               7,950                       72
*  Physiometrix, Inc.                        42,506                       70
*  eXegenics Inc.                            91,207                       67
*  BioSpecifics Technology                   40,800                       65
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
-----------------------------------------------------------------------------
*  BriteSmile, Inc.                           5,996                  $    65
*  ATS Medical, Inc.                         17,300                       65
*  Gilead Sciences, Inc.                        966                       65
*  Dynacq Healthcare, Inc.                   10,646                       65
*  Wellcare Group Inc.                        3,700                       63
*  Integrated Biopharma, Inc.                 5,751                       47
*  Vision-Sciences Inc.                       8,100                       34
*  Advancis Pharmaceuticals                   4,900                       33
*  Almost Family Inc.                         2,600                       22
*  Aradigm Corp.                             23,311                       21
*  Angiodynamics Inc.                         1,400                       20
*  Sunlink Health Systems, Inc.               3,600                       20
*  Precision Optics Corp., Inc.              17,201                       20
*  Alnylam Pharmaceuticals Inc.               1,600                       12
   Precision Optics Corp., Inc.
     Rights Exp. 7/14/2004                   51,603                       10
*  DiaSys Corp.                              15,600                       10
*  Zonagen, Inc.                              3,300                        8
*  HMS Holdings Corp.                           900                        5
*  Vista Medical Technologies, Inc.           1,300                        2
*  Valley Forge Scientific Corp.              1,100                        2
*  Manhattan Pharmaceuticals, Inc.              681                        1
                                                                    --------
                                                                     941,072
                                                                    --------
Integrated Oils (0.3%)
   Murphy Oil Corp.                         230,831                   17,012
   Hugoton Royalty Trust                    100,227                    2,291
*  KCS Energy, Inc.                         147,024                    1,958
*  Delta Petroleum Corp.                    103,820                    1,396
*  NewMarket Corp.                           57,067                    1,225
*  Giant Industries, Inc.                    44,400                      977
*  Mission Resources Corp.                  153,663                      876
*  GMX Resources Inc.                        66,040                      522
*  Tipperary Corp.                           36,769                      131
                                                                     -------
                                                                      26,388
                                                                     -------
Other Energy (5.0%)
   XTO Energy, Inc.                         639,773                   19,059
   GlobalSantaFe Corp.                      588,703                   15,601
*  Weatherford International Ltd.           332,248                   14,945
*  Smith International, Inc.                260,679                   14,535
   ENSCO International, Inc.                378,157                   11,004
   Pioneer Natural Resources Co.            301,201                   10,566
   Texas Genco Holdings, Inc.               200,438                    9,038
   Chesapeake Energy Corp.                  608,393                    8,956
   Peabody Energy Corp.                     159,053                    8,905
*  Premcor, Inc.                            223,129                    8,367
   CONSOL Energy, Inc.                      225,456                    8,116
   Equitable Resources, Inc.                156,610                    8,098
*  Reliant Energy, Inc.                     742,706                    8,044
   Pogo Producing Co.                       160,282                    7,918
*  Newfield Exploration Co.                 141,073                    7,863
   Diamond Offshore Drilling, Inc.          324,620                    7,736

36

------------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                             Shares                     (000)
------------------------------------------------------------------------------
   Noble Energy, Inc.                       145,759             $       7,434
   Patterson-UTI Energy, Inc.               209,267                     6,992
*  Ultra Petroleum Corp.                    185,922                     6,940
*  National-Oilwell, Inc.                   215,172                     6,776
*  Cooper Cameron Corp.                     134,696                     6,560
*  NRG Energy                               250,789                     6,220
*  Pride International, Inc.                340,212                     5,821
*  Grant Prideco, Inc.                      306,266                     5,654
   Massey Energy Co.                        190,456                     5,373
*  Varco International, Inc.                243,390                     5,328
   Patina Oil & Gas Corp.                   176,886                     5,284
   Arch Coal, Inc.                          136,818                     5,006
*  FMC Technologies Inc.                    168,308                     4,847
*  Tesoro Petroleum Corp.                   164,482                     4,540
*  Evergreen Resources, Inc.                108,020                     4,364
*  Quicksilver Resources, Inc.               62,149                     4,168
*  Forest Oil Corp.                         144,908                     3,959
*  Unit Corp.                               114,840                     3,612
*  Houston Exploration Co.                   68,560                     3,554
*  Plains Exploration &
     Production Co.                         193,153                     3,544
   Cabot Oil & Gas Corp.                     82,667                     3,497
*  Spinnaker Exploration Co.                 84,726                     3,337
   Helmerich & Payne, Inc.                  126,569                     3,310
*  Cimarex Energy Co.                       103,830                     3,139
*  Key Energy Services, Inc.                327,365                     3,090
*  Stone Energy Corp.                        67,059                     3,063
*  Cal Dive International, Inc.              95,878                     2,907
*  Denbury Resources, Inc.                  137,055                     2,871
   Vintage Petroleum, Inc.                  162,439                     2,757
   CARBO Ceramics Inc.                       39,241                     2,678
   St. Mary Land & Exploration Co.           71,621                     2,553
*  Hanover Compressor Co.                   213,782                     2,544
   Range Resources Corp.                    168,935                     2,466
*  Universal Compression
     Holdings, Inc.                          78,152                     2,398
*  TODCO                                    140,800                     2,178
*  Oceaneering International, Inc.           62,830                     2,152
*  Encore Acquisition Co.                    76,442                     2,133
*  Seacor Holdings Inc.                      46,505                     2,043
*  Grey Wolf, Inc.                          466,887                     1,980
*  Veritas DGC Inc.                          85,370                     1,976
   Penn Virginia Corp.                       54,182                     1,957
*  Comstock Resources, Inc.                  98,826                     1,923
*  Remington Oil & Gas Corp.                 81,413                     1,921
*  Superior Energy Services, Inc.           187,695                     1,886
*  Oil States International, Inc.           122,302                     1,871
   Berry Petroleum Class A                   63,552                     1,869
*  Swift Energy Co.                          83,571                     1,844
*  Magnum Hunter Resources Inc.             174,118                     1,807
   Holly Corp.                               48,183                     1,802
------------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                             Shares                     (000)
------------------------------------------------------------------------------
*  Atwood Oceanics, Inc.                     42,383             $       1,769
   Frontier Oil Corp.                        81,468                     1,726
*  Harvest Natural Resources, Inc.          110,425                     1,646
*  Global Industries Ltd.                   281,522                     1,610
*  Hydrill Co.                               50,314                     1,585
*  Prima Energy Corp.                        39,584                     1,566
*  Energy Partners, Ltd.                    101,670                     1,556
*  Plug Power, Inc.                         204,866                     1,532
*  The Meridian Resource Corp.              215,531                     1,496
*  Whiting Petroleum Corp.                   59,063                     1,485
*  Input/Output, Inc.                       173,306                     1,437
*  Petroleum Development Corp.               51,257                     1,405
*  KFX, Inc.                                183,518                     1,398
*  Newpark Resources, Inc.                  223,166                     1,384
*  FuelCell Energy, Inc.                    116,448                     1,360
*  Enbridge Energy
     Management LLC                          31,841                     1,357
*  Plains Resources Inc.                     79,732                     1,351
   Resource America, Inc.                    56,943                     1,344
*  Parker Drilling Co.                      325,116                     1,242
*  Brigham Exploration Co.                  132,203                     1,214
*  W-H Energy Services, Inc.                 60,726                     1,190
*  TETRA Technologies, Inc.                  43,908                     1,179
   RPC Inc.                                  73,208                     1,157
*  McMoRan Exploration Co.                   63,198                       985
*  FX Energy, Inc.                          109,160                       973
*  Syntroleum Corp.                         144,744                       958
*  Edge Petroleum Corp.                      52,272                       889
*  TransMontaigne Inc.                      159,255                       857
   Lufkin Industries                         26,463                       846
*  Clayton Williams Energy, Inc.             34,764                       831
*  Callon Petroleum Co.                      58,219                       830
*  Dril-Quip, Inc.                           44,372                       830
*  PetroQuest Energy, Inc.                  182,873                       781
*  ATP Oil & Gas Corp.                      101,476                       778
*  Carrizo Oil & Gas, Inc.                   74,558                       761
*  Westmoreland Coal Co.                     35,077                       682
*  Toreador Resources Corp.                  85,238                       627
*  Global Power
     Equipment Group Inc.                    76,315                       612
   Crosstex Energy, Inc.                     15,180                       609
*  Double Eagle Petroleum Co.                43,782                       599
*  Royale Energy, Inc.                       38,716                       569
*  The Exploration Co. of
     Delaware, Inc.                         139,663                       529
*  NATCO Group Inc.                          65,819                       507
*  Evergreen Solar, Inc.                    148,735                       482
*  Mitcham Industries, Inc.                  88,458                       455
*  Goodrich Petroleum Corp.                  53,600                       444
*  Beta Oil & Gas Inc.                       60,137                       394
*  Millennium Cell Inc.                     211,633                       394

37

---------------------------------------------------------------------------
                                                                    Market
Extended Market                                                     Value^
Index Fund                                   Shares                  (000)
---------------------------------------------------------------------------
   Gulf Island Fabrication, Inc.             17,783                    385
*  Capstone Turbine Corp.                   174,862                    381
*  Harken Energy Corp.                      697,941                    363
*  Wilshire Enterprises, Inc.                60,400                    302
*  Infinity, Inc.                            77,318                    298
*  Atlas America, Inc.                       14,225                    285
*  Hornbeck Offshore Services, Inc.          19,200                    251
*  Matrix Service Co.                        23,950                    219
   APCO Argentina Inc.                        5,995                    216
*  Torch Offshore, Inc.                      70,051                    203
*  Horizon Offshore, Inc.                   139,530                    138
*  Trico Marine Services, Inc.              199,114                     90
*  OMNI Energy Services Corp.                 2,466                     12
                                                                  --------
                                                                   398,033
                                                                  --------
MATERIALS & PROCESSING (5.8%)
   Smurfit-Stone Container Corp.            632,512                 12,619
   Bunge Ltd.                               272,031                 10,593
*  Energizer Holdings, Inc.                 205,741                  9,258
   Precision Castparts Corp.                162,187                  8,870
   Lyondell Chemical Co.                    449,190                  7,811
   Lafarge North America Inc.               175,882                  7,616
   The St. Joe Co.                          190,008                  7,543
*  International Steel Group, Inc.          244,600                  7,277
   Forest City Enterprise Class A           125,919                  6,674
   Valspar Corp.                            128,473                  6,474
   Packaging Corp. of America               266,310                  6,365
   Cabot Corp.                              156,347                  6,363
   Sonoco Products Co.                      245,295                  6,255
*  Owens-Illinois, Inc.                     373,183                  6,255
   The Timken Co.                           224,316                  5,942
   Bowater Inc.                             139,396                  5,797
*  Glamis Gold, Ltd.                        325,190                  5,701
*  Jacobs Engineering Group Inc.            141,135                  5,558
   Martin Marietta Materials, Inc.          120,974                  5,363
*  Scotts Co.                                81,972                  5,236
   Harsco Corp.                             103,115                  4,846
   Lubrizol Corp.                           129,658                  4,748
   Florida Rock Industries, Inc.            108,646                  4,582
   Southern Peru Copper Corp.               109,894                  4,542
   Hughes Supply, Inc.                       76,880                  4,531
   Cytec Industries, Inc.                    97,534                  4,433
   RPM International, Inc.                  291,049                  4,424
   Airgas, Inc.                             184,088                  4,402
   Corn Products International, Inc.         91,536                  4,261
   York International Corp.                 103,683                  4,258
*  Crown Holdings, Inc.                     414,114                  4,129
   AptarGroup Inc.                           91,708                  4,007
*  FMC Corp.                                 91,032                  3,924
   IMC Global Inc.                          290,578                  3,894
*  Steel Dynamics, Inc.                     123,765                  3,543
   Valhi, Inc.                              302,574                  3,440
---------------------------------------------------------------------------
                                                                    Market
                                                                    Value^
                                             Shares                  (000)
---------------------------------------------------------------------------
   Simpson Manufacturing Co.                 60,966                  3,421
*  Dycom Industries, Inc.                   121,871                  3,412
*  Stillwater Mining Co.                    226,256                  3,396
   Eagle Materials, Inc.                     47,328                  3,361
   Albemarle Corp.                          104,098                  3,295
   Reliance Steel & Aluminum Co.             81,316                  3,279
*  Meridian Gold Co.                        249,180                  3,232
   Mueller Industries Inc.                   87,817                  3,144
   Potlatch Corp.                            73,920                  3,078
   Olin Corp.                               174,253                  3,070
   Minerals Technologies, Inc.               51,673                  2,997
   Georgia Gulf Corp.                        82,906                  2,973
   Clarcor Inc.                              63,869                  2,925
*  URS Corp.                                105,993                  2,904
*  Graphic Packaging Corp.                  335,154                  2,899
   Acuity Brands, Inc.                      106,957                  2,888
*  Rogers Corp.                              40,701                  2,845
*  Millennium Chemicals, Inc.               162,851                  2,821
   Ferro Corp.                              105,049                  2,803
   Lennox International Inc.                154,200                  2,791
*  Maverick Tube Corp.                      106,062                  2,785
*  Armor Holdings, Inc.                      81,047                  2,756
   LNR Property Corp.                        50,089                  2,717
   MacDermid, Inc.                           75,968                  2,572
*  GrafTech International Ltd.              243,251                  2,544
   Brady Corp. Class A                       55,077                  2,539
   Albany International Corp.                75,033                  2,518
*  WCI Communities, Inc.                    109,951                  2,453
   Greif Inc. Class A                        56,372                  2,382
   Commercial Metals Co.                     73,126                  2,373
*  OM Group, Inc.                            71,324                  2,354
   Kronos Worldwide, Inc.                    66,722                  2,282
   Wausau-Mosinee Paper Corp.               129,401                  2,239
   Texas Industries, Inc.                    53,357                  2,197
   Kaydon Corp.                              70,806                  2,190
*  Coeur d'Alene Mines Corp.                536,730                  2,190
   Delta & Pine Land Co.                     96,532                  2,119
   Crompton Corp.                           328,262                  2,068
*  PolyOne Corp.                            275,698                  2,051
   Brookfield Homes Corp.                    77,554                  2,031
   H.B. Fuller Co.                           71,444                  2,029
   Quanex Corp.                              41,289                  2,011
   Spartech Corp.                            76,268                  1,978
*  Lone Star Technologies, Inc.              71,545                  1,972
   Carpenter Technology Corp.                57,454                  1,956
*  Symyx Technologies, Inc.                  80,475                  1,941
*  Cabot Microelectronics Corp.              62,543                  1,914
   Granite Construction Co.                 104,926                  1,913
*  USG Corp.                                108,001                  1,899
*  Longview Fibre Co.                       128,134                  1,887
*  DHB Industries, Inc.                     123,903                  1,881

38

---------------------------------------------------------------------------
                                                                    Market
                                                                    Value^
                                             Shares                  (000)
---------------------------------------------------------------------------
*  Century Aluminum Co.                      75,195        $         1,864
   Silgan Holdings, Inc.                     46,140                  1,860
   USEC Inc.                                210,095                  1,843
*  Cleveland-Cliffs Inc.                     32,632                  1,840
*  Quanta Services, Inc.                    291,637                  1,814
   Watsco, Inc.                              63,755                  1,790
   Schnitzer Steel Industries, Inc.
     Class A                                 52,346                  1,778
   NL Industries, Inc.                      122,068                  1,770
*  Ceradyne, Inc.                            48,583                  1,738
*  EMCOR Group, Inc.                         39,107                  1,720
*  Griffon Corp.                             76,726                  1,709
   Barnes Group, Inc.                        58,850                  1,705
*  Hecla Mining Co.                         297,149                  1,694
   Cambrex Corp.                             65,672                  1,657
*  Trammell Crow Co.                        117,016                  1,650
*  AK Steel Corp.                           310,611                  1,637
*  Shaw Group, Inc.                         155,918                  1,579
*  Jacuzzi Brands, Inc.                     194,641                  1,569
   Arch Chemicals, Inc.                      54,272                  1,564
   A. Schulman Inc.                          71,800                  1,543
*  Trex Co., Inc.                            40,226                  1,519
   Tredegar Corp.                            93,619                  1,510
*  Hexcel Corp.                             125,955                  1,459
   WD-40 Co.                                 48,195                  1,443
   Glatfelter                               100,951                  1,421
*  Tejon Ranch Co.                           40,610                  1,413
   Valmont Industries, Inc.                  60,566                  1,387
*  NCI Building Systems, Inc.                42,413                  1,381
*  Mobile Mini, Inc.                         47,957                  1,362
*  W.R. Grace & Co.                         214,119                  1,328
   Gibraltar Steel                           40,219                  1,320
*  Oregon Steel Mills, Inc.                  88,163                  1,300
*  Interface, Inc.                          148,835                  1,299
   AMCOL International Corp.                 67,974                  1,288
   Rock-Tenn Co.                             75,957                  1,287
   ElkCorp                                   53,457                  1,280
*  Insituform Technologies Inc.
     Class A                                 76,747                  1,249
*  Avatar Holding, Inc.                      29,687                  1,235
*  Bluegreen Corp.                           85,879                  1,185
*  NS Group Inc.                             71,839                  1,181
*  RTI International Metals, Inc.            73,145                  1,167
*  Caraustar Industries, Inc.                82,632                  1,166
   Compass Minerals International            59,800                  1,159
   Universal Forest Products, Inc.           35,011                  1,129
   Pope & Talbot, Inc.                       56,063                  1,108
*  Brush Engineered Materials Inc.           57,850                  1,093
*  Encore Wire Corp.                         39,599                  1,092
   CIRCOR International, Inc.                51,453                  1,049
   Myers Industries, Inc.                    74,400                  1,049
---------------------------------------------------------------------------
                                                                    Market
                                                                    Value^
                                             Shares                  (000)
---------------------------------------------------------------------------
*  Terra Industries, Inc.                   185,126        $         1,042
   Aceto Corp.                               58,422                  1,028
*  Integrated Electrical
     Services, Inc.                         127,350                  1,025
   MGP Ingredients, Inc.                     26,260                  1,016
   Chesapeake Corp. of Virginia              37,448                    999
   Ameron International Corp.                28,101                    959
*  AAON, Inc.                                47,440                    958
*  Titanium Metals Corp.                     10,229                    947
*  Ultralife Batteries, Inc.                 47,097                    912
   Apogee Enterprises, Inc.                  87,590                    911
   Royal Gold, Inc.                          63,768                    904
   Penn Engineering &
     Manufacturing Corp.                     42,053                    902
*  Huttig Building Products, Inc.           116,902                    898
*  Shiloh Industries, Inc.                   59,450                    872
*  IMCO Recycling, Inc.                      63,996                    846
   Deltic Timber Corp.                       21,974                    844
*  Olympic Steel, Inc.                       41,232                    842
*  A.M. Castle & Co.                         74,591                    802
*  Tarragon Realty
     Investors Inc. REIT                     53,973                    796
   Calgon Carbon Corp.                      118,627                    795
*  Buckeye Technology, Inc.                  68,780                    791
   Wellman, Inc.                             96,163                    782
*  Wheeling-Pittsburgh Corp.                 37,067                    773
*  Perini Corp.                              71,921                    767
*  Maxxam Inc.                               28,660                    762
   Ryerson Tull, Inc.                        46,886                    745
*  Drew Industries, Inc.                     18,089                    736
   The Standard Register Co.                 60,349                    718
   Penford Corp.                             39,381                    691
*  Medis Technology Ltd.                     42,331                    687
*  First Acceptance Corp.                    98,054                    686
*  Infrasource Services Inc.                 54,900                    673
*  Comfort Systems USA, Inc.                100,599                    643
   Ampco-Pittsburgh Corp.                    49,122                    632
*  Lesco, Inc.                               46,176                    627
   American Vanguard Corp.                   18,496                    624
*  Energy Conversion Devices, Inc.           53,934                    607
*  Zoltek Cos., Inc.                         82,596                    591
   Anchor Glass Container Corp.              43,331                    586
   Intermet Corp.                           135,831                    584
   Bairnco Corp.                             63,000                    567
   Steel Technologies, Inc.                  24,763                    547
*  Universal Stainless &
     Alloy Products, Inc.                    46,450                    519
   NN, Inc.                                  40,607                    516
*  Industrial Distribution Group, Inc.       61,500                    505
*  Acmat Corp. Class A                       39,041                    497
   Packaging Dynamics Corp.                  35,745                    495

39

----------------------------------------------------------------------------
                                                                     Market
Extended Market                                                      Value^
Index Fund                                   Shares                   (000)
----------------------------------------------------------------------------
   Quaker Fabric Corp.                       64,095       $             494
*  Nanophase Technologies Corp.              66,110                     494
*  Omnova Solutions Inc.                     80,645                     492
*  Valence Technology Inc.                  142,233                     488
*  Unifi, Inc.                              162,867                     477
   Ennis Business Forms, Inc.                22,906                     447
*  Continental Materials Corp.               15,451                     442
*  TransPro Inc.                             72,410                     417
   Vulcan International Corp.                 8,600                     407
*  Reading International Inc.
     Class A                                 46,095                     401
*  Layne Christensen Co.                     23,874                     395
   Consolidated-Tomoka Land Co.              10,378                     392
   Alico, Inc.                                9,717                     390
*  Multi-Color Corp.                         27,283                     384
*  Commonwealth Industries Inc.              36,490                     377
   Quaker Chemical Corp.                     13,622                     376
   United Guardian, Inc.                     54,600                     371
*  Modtech Holdings, Inc.                    48,074                     371
*  Lydall, Inc.                              36,057                     352
*  U.S. Energy Corp.                        145,340                     352
   Stepan Co.                                12,307                     322
*  Liquidmetal Technologies Inc.            224,596                     319
   Building Materials Holding Corp.          16,678                     316
*  Tor Minerals International, Inc.          73,901                     314
*  Foamex International, Inc.                63,830                     311
*  Material Sciences Corp.                   28,951                     308
   LSI Industries Inc.                       26,516                     305
*  U.S. Concrete, Inc.                       43,163                     304
   Penn Engineering &
     Manufacturing Corp. Class A             16,600                     303
*  Landec Corp.                              41,591                     284
   Hawkins, Inc.                             20,563                     246
*  Innovo Group Inc.                        212,401                     242
*  Astronics Corp.                           42,246                     228
*  NuCo2, Inc.                               11,505                     227
*  PW Eagle, Inc.                            67,730                     223
   Andersons, Inc.                           12,962                     220
   Malan Realty Investors, Inc. REIT         43,800                     219
*  Mod-Pac Corp.                             20,246                     181
*  Mestek, Inc.                              10,448                     174
*  Eden Bioscience Corp.                    204,084                     173
*  Hawk Corp. Class A                        24,243                     169
*  Gold Reserve Inc. Class A                 47,151                     143
*  California Coastal
     Communities, Inc.                        6,482                     130
*  American Realty Investors, Inc.           14,035                     127
*  Virbac Corp.                              39,294                     104
   Nevada Chemicals, Inc.                    16,997                     100
   Noland Co.                                 2,271                      99
*  Zapata Corp.                               1,459                      90
----------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                             Shares                   (000)
----------------------------------------------------------------------------
   Roanoke Electric Steel Corp.               6,296       $              86
   Calavo Growers, Inc.                       6,484                      84
*  Wolverine Tube, Inc.                       5,000                      55
   International Aluminum Corp.               1,700                      49
*  Canyon Resources Cor.                     12,300                      48
*  The Dixie Group, Inc.                      3,300                      39
*  EarthShell Corp.                          17,586                      36
*  Culp, Inc.                                 4,128                      32
*  WHX Corp.                                 19,055                      31
*  Applied Extrusion
     Technologies, Inc.                      48,600                      23
   Balchem Corp.                                758                      21
   Capital Properties, Inc. Class A           1,100                      19
*  Baker (Michael) Corp.                        400                       6
*  Corrpro Cos., Inc.                         2,400                       4
*  FiberMark, Inc.                           19,600                       4
*  Prolong International Corp.                2,500                       1
   Capital Properties, Inc. Class B              90                       1
*  BMC Industries, Inc.                     126,104                       1
                                                                    --------
                                                                    463,681
                                                                    --------
Producer Durables (5.5%)
   D. R. Horton, Inc.                       584,381                  16,596
   Lennar Corp. Class A                     363,912                  16,274
   Diebold, Inc.                            182,126                   9,629
*  LAM Research Corp.                       335,980                   9,004
*  American Tower Corp. Class A             560,426                   8,518
   Pentair, Inc.                            251,638                   8,465
*  Crown Castle International Corp.         560,531                   8,268
*  Toll Brothers, Inc.                      186,555                   7,895
*  NVR, Inc.                                 16,188                   7,838
   Hubbell Inc. Class B                     151,728                   7,087
   Donaldson Co., Inc.                      217,392                   6,370
   HNI Corp.                                145,264                   6,149
*  Alliant Techsystems, Inc.                 93,383                   5,915
*  Polycom, Inc.                            250,349                   5,610
   Graco, Inc.                              174,208                   5,409
*  Hovnanian Enterprises Inc.
     Class A                                153,456                   5,326
   Roper Industries Inc.                     92,454                   5,261
   Herman Miller, Inc.                      180,581                   5,226
   Ametek, Inc.                             169,102                   5,225
   MDC Holdings, Inc.                        81,890                   5,209
*  Plantronics, Inc.                        119,551                   5,033
   Briggs & Stratton Corp.                   56,395                   4,982
   Ryland Group, Inc.                        60,171                   4,705
*  United Defense Industries Inc.           131,999                   4,620
*  AGCO Corp.                               226,216                   4,608
   Cognex Corp.                             113,264                   4,358
   IDEX Corp.                               123,876                   4,255
*  Terex Corp.                              123,650                   4,220
   Standard Pacific Corp.                    85,389                   4,210

40

 -------------------------------------------------------------------------
                                                                    Market
                                                                    Value^
                                             Shares                  (000)
--------------------------------------------------------------------------
   Kennametal, Inc.                          91,773      $           4,203
   Joy Global Inc.                          128,521                  3,848
   Nordson Corp.                             88,402                  3,834
   Engineered Support
     Systems, Inc.                           65,057                  3,806
*  Varian Semiconductor
     Equipment Associates, Inc.              91,033                  3,510
   Lincoln Electric Holdings, Inc.          101,986                  3,477
   Beazer Homes USA, Inc.                    34,457                  3,456
*  Cymer, Inc.                               92,302                  3,456
*  Flowserve Corp.                          136,236                  3,398
   Mine Safety Appliances Co.                92,401                  3,114
*  Axcelis Technologies, Inc.               249,629                  3,105
*  MKS Instruments, Inc.                    134,208                  3,063
*  Taser International Inc.                  70,618                  3,060
*  Dionex Corp.                              52,781                  2,912
*  Interdigital
     Communications Corp.                   139,239                  2,619
*  Credence Systems Corp.                   189,727                  2,618
   Technical Olympic USA, Inc.              112,832                  2,514
*  Rayovac Corp.                             86,620                  2,434
*  Moog Inc.                                 65,404                  2,427
*  Littelfuse, Inc.                          55,449                  2,352
   A.O. Smith Corp.                          73,264                  2,329
*  Actuant Corp.                             59,430                  2,317
*  Electro Scientific Industries, Inc.       81,835                  2,317
*  Powerwave Technologies, Inc.             295,680                  2,277
   The Manitowoc Co., Inc.                   67,256                  2,277
*  CUNO Inc.                                 42,472                  2,266
*  Meritage Corp.                            32,924                  2,265
*  Brooks Automation, Inc.                  112,183                  2,260
*  William Lyon Homes, Inc.                  24,377                  2,246
   Federal Signal Corp.                     120,269                  2,238
*  Technitrol, Inc.                         101,436                  2,221
*  Headwaters Inc.                           84,484                  2,191
   Watts Water Technologies, Inc.            80,732                  2,176
*  ATMI, Inc.                                78,474                  2,143
*  Genlyte Group, Inc.                       34,056                  2,141
   Franklin Electric, Inc.                   56,600                  2,137
   Curtiss-Wright Corp.                      37,659                  2,116
*  Entegris Inc.                            182,600                  2,113
   Woodward Governor Co.                     28,494                  2,055
*  FEI Co.                                   83,433                  1,995
*  Orbital Sciences Corp.                   140,555                  1,941
*  Paxar Corp.                               98,665                  1,926
   Baldor Electric Co.                       82,327                  1,922
*  Veeco Instruments, Inc.                   74,220                  1,916
*  ESCO Technologies Inc.                    33,991                  1,814
*  Mykrolis Corp.                           103,595                  1,805
   Steelcase Inc.                           126,879                  1,776
*  Vicor Corp.                               96,430                  1,762
 -------------------------------------------------------------------------
                                                                    Market
                                                                    Value^
                                             Shares                  (000)
--------------------------------------------------------------------------
   Applied Industrial
     Technology, Inc.                        55,961      $           1,686
*  Esterline Technologies Corp.              56,846                  1,679
*  Teledyne Technologies, Inc.               82,336                  1,648
*  LTX Corp.                                151,783                  1,641
   JLG Industries, Inc.                     117,239                  1,628
*  Champion Enterprises, Inc.               175,809                  1,614
   The Middleby Corp.                        28,112                  1,535
*  Imagistics International Inc.             42,978                  1,521
*  Itron, Inc.                               65,541                  1,504
*  Triumph Group, Inc.                       47,086                  1,503
*  Photronics Inc.                           79,228                  1,501
   Thomas Industries, Inc.                   44,579                  1,480
   M/I Homes, Inc.                           36,310                  1,474
*  Gardner Denver Inc.                       51,732                  1,443
   Tecumseh Products Co. Class A             34,677                  1,428
*  Mattson Technology, Inc.                 117,783                  1,416
*  Blount International, Inc.               110,803                  1,411
*  Photon Dynamics, Inc.                     39,762                  1,394
   Helix Technology Corp.                    65,169                  1,390
*  Ionics, Inc.                              48,796                  1,378
*  Kulicke & Soffa Industries, Inc.         124,703                  1,367
   Regal-Beloit Corp.                        59,129                  1,316
*  Arris Group Inc.                         220,561                  1,310
*  Levitt Corp. Class A                      50,572                  1,303
*  Advanced Energy Industries, Inc.          82,438                  1,296
   NACCO Industries, Inc. Class A            13,532                  1,286
   Kimball International, Inc.
     Class B                                 86,678                  1,279
   Stewart & Stevenson
     Services, Inc.                          70,166                  1,257
*  Metrologic Instruments, Inc.              61,396                  1,224
   CTS Corp.                                100,290                  1,209
*  Presstek, Inc.                           115,047                  1,209
*  C-COR Electronics, Inc.                  116,536                  1,199
*  Rofin-Sinar Technologies Inc.             46,229                  1,174
*  Asyst Technologies, Inc.                 113,031                  1,169
*  Artesyn Technologies, Inc.               129,170                  1,163
   Cohu, Inc.                                60,865                  1,159
*  Astec Industries, Inc.                    60,871                  1,146
   C & D Technologies, Inc.                  63,957                  1,140
   Keithley Instruments Inc.                 49,463                  1,096
*  American Superconductor Corp.             83,018                  1,086
*  General Cable Corp.                      126,829                  1,084
   Standex International Corp.               39,772                  1,082
   Lennar Corp. Class B                      25,998                  1,077
*  Applied Films Corp.                       36,823                  1,069
   Belden, Inc.                              49,369                  1,058
*  Audiovox Corp.                            62,509                  1,055
*  Kadant Inc.                               45,214                  1,046
   Lindsay Manufacturing Co.                 43,372                  1,042

41

----------------------------------------------------------------------------
                                                                     Market
Extended Market                                                      Value^
Index Fund                                   Shares                   (000)
----------------------------------------------------------------------------
   Cascade Corp.                             32,726       $           1,023
*  DuPont Photomasks, Inc.                   48,906                     994
   MTS Systems Corp.                         42,301                     992
*  Symmetricom Inc.                         110,496                     983
*  ADE Corp.                                 45,230                     977
   Skyline Corp.                             23,868                     970
*  Ultratech, Inc.                           57,607                     938
*  Rudolph Technologies, Inc.                50,651                     921
*  Magnatek, Inc.                           109,000                     909
*  Sonic Solutions, Inc.                     41,739                     887
   BHA Group Holdings Inc.                   23,388                     885
*  Cable Design Technologies Corp.           83,382                     884
   Tennant Co.                               20,948                     868
*  EnPro Industries, Inc.                    37,531                     862
*  General Binding Corp.                     54,921                     851
   HEICO Corp. Class A                       59,591                     831
*  Milacron Inc.                            203,669                     815
   Curtiss-Wright Corp. Class B              15,116                     813
*  Palm Harbor Homes, Inc.                   44,625                     791
*  MTC Technologies, Inc.                    30,123                     778
*  Viisage Technology, Inc.                  85,657                     747
*  Team, Inc.                                45,134                     731
   Applied Signal Technology, Inc.           20,478                     718
*  BE Aerospace, Inc.                        94,219                     714
*  Therma-Wave Inc.                         143,453                     707
*  FSI International, Inc.                   89,728                     701
*  Mastec Inc.                              126,854                     689
   Badger Meter, Inc.                        15,436                     683
   Met-Pro Corp.                             45,501                     678
*  FARO Technologies, Inc.                   26,381                     677
   HEICO Corp.                               34,705                     633
*  Pemco Aviation Group, Inc.                20,894                     627
*  Park-Ohio Holdings Corp.                  52,948                     625
*  Electroglas, Inc.                        116,051                     621
*  Flanders Corp.                            74,947                     620
*  Columbus McKinnon Corp.                   83,693                     592
*  Darling International, Inc.              139,939                     588
*  Orleans Homebuilders, Inc.                29,806                     574
   Nobility Homes, Inc.                      27,673                     568
*  Semitool, Inc.                            49,446                     560
*  Ducommun, Inc.                            25,841                     552
   MOCON, Inc.                               62,565                     532
*  EMCORE Corp.                             162,116                     528
   X-Rite Inc.                               36,253                     527
*  August Technology Corp.                   41,736                     523
*  Somera Communications, Inc.              323,085                     520
   Robbins & Myers, Inc.                     22,808                     512
   Tecumseh Products Co. Class B             11,900                     505
*  Copper Mountain
     Networks, Inc.                          41,482                     504
*  Tollgrade Communications, Inc.            47,142                     501
----------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                             Shares                   (000)
----------------------------------------------------------------------------
   SpectraLink Corp.                         33,341       $             497
*  Distributed Energy
     Systems Corp.                          178,293                     485
   United Industrial Corp.                   20,590                     481
   Communications Systems, Inc.              59,841                     479
*  CPI Aerostructures, Inc.                  41,515                     469
*  Aetrium, Inc.                             63,529                     467
*  Terayon Communications
     Systems, Inc.                          197,372                     462
*  Measurement Specialties, Inc.             20,567                     444
*  TransAct Technologies Inc.                13,659                     432
*  TransTechnology Corp.                     60,541                     425
*  Virco Manufacturing Corp.                 60,901                     424
*  Fairchild Corp.                           97,453                     417
*  Arotech Corp.                            199,167                     416
*  Global ePoint, Inc.                       74,225                     414
*  UQM Technologies, Inc.                   155,857                     413
*  Serrento Networks Corp.                  120,405                     412
*  Catalytica Energy Systems, Inc.          137,167                     390
   Astro-Med, Inc.                           37,085                     376
   Liberty Homes, Inc. Class A               83,500                     376
*  Zygo Corp.                                33,413                     374
*  Duratek, Inc.                             24,694                     373
*  RF Monolithics, Inc.                      47,338                     373
*  XETA Technologies Inc.                    73,124                     365
*  Allied Motion Technologies, Inc.          75,346                     362
*  Nanometrics Inc.                          30,243                     344
*  SBA Communications Corp.                  76,937                     342
*  TRC Cos., Inc.                            19,751                     329
   Woodhead Industries, Inc.                 20,290                     314
*  Intevac, Inc.                             34,899                     310
*  Insignia Systems, Inc.                   201,899                     303
*  Active Power, Inc.                        94,552                     302
*  DDi Corp.                                 35,900                     295
*  Dominion Homes, Inc.                      12,423                     287
   Gorman-Rupp Co.                           10,066                     273
*  Icad Inc.                                 73,714                     273
*  Proxim Corp. Class A                     210,246                     249
*  Optical Cable Corp.                       46,852                     248
*  Katy Industries, Inc.                     39,722                     194
*  Powell Industries, Inc.                   11,245                     192
*  Tut Systems, Inc.                         59,980                     189
*  American Ecology Corp.                    14,546                     174
*  Applied Innovation Inc.                   42,902                     172
*  Beacon Power Corp.                       402,535                     169
*  Peco II, Inc.                            187,170                     150
*  The Allied Defense Group, Inc.             7,603                     137
*  California Amplifier, Inc.                18,869                     133
*  American Access
     Technologies Inc.                       80,800                     133
*  Genus, Inc.                               37,111                     127

42

---------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                               Shares                 (000)
---------------------------------------------------------------------------
*  Radyne Comstream Inc.                       15,050         $         120
   Alamo Group, Inc.                            6,652                   106
   Ecology and Environment, Inc.               10,325                    98
   Preformed Line Products Co.                  3,337                    78
*  EFJ, Inc.                                    8,300                    73
*  Cognitronics Corp.                          17,100                    70
*  Airnet Communications Corp.                 99,290                    69
*  Ault Inc.                                   22,500                    67
*  Perma-Fix Environmental
     Services, Inc.                            32,402                    58
*  Kaiser Ventures LLC Class A                 36,800                    55
*  Ibis Technology Corp.                        8,944                    54
*  Teleglobe International
     Holdings Ltd.                              9,627                    49
*  Cavco Industries, Inc.                         562                    22
   Hubbell Inc. Class A                           500                    22
*  Evercel, Inc.                               47,164                    20
*  Andrea Radio Corp.                          85,700                    12
   L.S. Starrett Co. Class B                      400                     6
*  Hudson Technology, Inc.                      6,000                     5
*  LMI Aerospace, Inc.                          3,600                     5
*  General Bearing Corp.                        1,200                     5
                                                                   --------
                                                                    434,576
                                                                   --------
Technology (11.0%)
*  Juniper Networks, Inc.                   1,324,250                32,537
   L-3 Communications
     Holdings, Inc.                           265,737                17,751
   Seagate Technology                       1,140,001                16,450
   Microchip Technology, Inc.                 518,634                16,358
*  Synopsys, Inc.                             389,121                11,063
*  Red Hat, Inc.                              456,761                10,492
*  Zebra Technologies
     Corp. Class A                            119,519                10,398
*  Cadence Design Systems, Inc.               683,609                10,001
*  SanDisk Corp.                              404,658                 8,777
*  PanAmSat Corp.                             376,807                 8,749
*  UTStarcom, Inc.                            284,623                 8,610
*  BEA Systems, Inc.                        1,029,600                 8,463
   Harris Corp.                               166,754                 8,463
*  Ceridian Corp.                             372,831                 8,389
*  Cognizant Technology
     Solutions Corp.                          320,902                 8,154
*  Storage Technology Corp.                   280,960                 8,148
*  Arrow Electronics, Inc.                    289,105                 7,754
   Intersil Corp.                             351,692                 7,618
*  Network Associates, Inc.                   414,635                 7,517
*  Vishay Intertechnology, Inc.               402,803                 7,484
*  Amphenol Corp.                             220,986                 7,363
*  Atmel Corp.                              1,192,455                 7,059
*  International Rectifier Corp.              165,696                 6,863
*  Avnet, Inc.                                302,273                 6,862
 --------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                               Shares                 (000)
---------------------------------------------------------------------------
   ADTRAN Inc.                                199,626          $      6,662
   AVX Corp.                                  436,102                 6,302
*  3Com Corp.                                 980,874                 6,130
   National Instruments Corp.                 198,127                 6,073
*  Silicon Laboratories Inc.                  129,566                 6,005
*  Agere Systems Inc. Class A               2,550,518                 5,866
*  Ingram Micro, Inc. Class A                 389,852                 5,641
*  Akamai Technologies, Inc.                  308,155                 5,531
   Acxiom Corp.                               214,626                 5,329
*  SpectraSite, Inc.                          120,714                 5,217
*  MEMC Electronic Materials, Inc.            516,953                 5,107
*  Conexant Systems, Inc.                   1,161,948                 5,031
*  Integrated Circuit Systems, Inc.           182,036                 4,944
*  Fairchild Semiconductor
     International, Inc.                      298,892                 4,893
*  Foundry Networks, Inc.                     339,041                 4,770
*  FLIR Systems, Inc.                          84,510                 4,640
*  Rambus Inc.                                256,854                 4,564
*  Western Digital Corp.                      522,484                 4,525
*  Avocent Corp.                              122,755                 4,510
*  Semtech Corp.                              189,235                 4,455
*  Advanced Fibre
     Communications, Inc.                     220,491                 4,454
*  Cypress Semiconductor Corp.                309,623                 4,394
*  Sybase, Inc.                               242,947                 4,373
*  BearingPoint, Inc.                         492,381                 4,367
*  Cree, Inc.                                 186,013                 4,330
*  Avid Technology, Inc.                       79,300                 4,327
*  Hyperion Solutions Corp.                    97,892                 4,280
*  Macromedia, Inc.                           173,170                 4,251
*  TIBCO Software Inc.                        497,721                 4,206
*  Gartner, Inc. Class A                      313,029                 4,138
*  Maxtor Corp.                               620,568                 4,114
*  PalmOne, Inc.                              115,613                 4,020
*  Brocade Communications
     Systems, Inc.                            651,169                 3,894
*  Electronics for Imaging, Inc.              134,516                 3,801
   Imation Corp.                               89,127                 3,798
   Reynolds & Reynolds Class A                162,782                 3,765
*  Siliconix, Inc.                             75,152                 3,729
*  Perot Systems Corp.                        279,237                 3,705
*  Varian, Inc.                                87,262                 3,678
*  Integrated Device
     Technology Inc.                          264,723                 3,664
*  Amkor Technology, Inc.                     438,105                 3,584
*  Agere Systems Inc. Class B               1,650,000                 3,547
*  Trimble Navigation Ltd.                    127,272                 3,537
*  RF Micro Devices, Inc.                     466,731                 3,500
*  AMIS Holdings Inc.                         205,638                 3,479
*  CommScope, Inc.                            154,039                 3,304
*  Skyworks Solutions, Inc.                   375,269                 3,276

43

---------------------------------------------------------------------------
                                                                     Market
Extended Market                                                      Value^
Index Fund                                    Shares                  (000)
---------------------------------------------------------------------------
*  ON Semiconductor Corp.                     633,375         $       3,180
*  RSA Security Inc.                          154,950                 3,172
*  Macrovision Corp.                          123,755                 3,098
   Anixter International Inc.                  90,982                 3,096
*  FileNET Corp.                               97,467                 3,077
*  UNOVA, Inc.                                151,934                 3,077
*  Quest Software, Inc.                       237,407                 3,063
*  Benchmark Electronics, Inc.                103,116                 3,001
*  CACI International, Inc.                    73,327                 2,965
*  Emulex Corp.                               206,062                 2,949
*  Sonus Networks, Inc.                       615,078                 2,940
*  Anteon International Corp.                  89,102                 2,907
*  Sycamore Networks, Inc.                    686,223                 2,903
*  RealNetworks, Inc.                         423,439                 2,896
*  Tekelec                                    156,472                 2,843
*  Micrel, Inc.                               231,714                 2,815
*  CSG Systems International, Inc.            135,353                 2,802
*  The Titan Corp.                            210,684                 2,735
*  SRA International, Inc.                     64,521                 2,731
*  Mentor Graphics Corp.                      175,795                 2,720
*  Aeroflex, Inc.                             186,323                 2,670
*  Vitesse Semiconductor Corp.                543,913                 2,654
*  KEMET Corp.                                216,999                 2,652
*  Digital River, Inc.                         80,074                 2,613
*  Verint Systems Inc.                         75,420                 2,581
*  SigmaTel Inc.                               87,559                 2,544
*  Silicon Storage Technology, Inc.           241,027                 2,483
*  Silicon Image, Inc.                        185,797                 2,440
*  Wind River Systems Inc.                    205,643                 2,418
*  WebEx Communications, Inc.                 110,489                 2,404
*  Ascential Software Corp.                   149,269                 2,387
*  Intergraph Corp.                            91,802                 2,374
*  Adaptec, Inc.                              274,622                 2,323
*  Manhattan Associates, Inc.                  75,160                 2,321
*  F5 Networks, Inc.                           86,591                 2,293
*  Coherent, Inc.                              75,958                 2,267
*  MICROS Systems, Inc.                        46,625                 2,237
*  OmniVision Technologies, Inc.              140,104                 2,235
*  Keane, Inc.                                159,166                 2,179
*  DRS Technologies, Inc.                      67,751                 2,161
*  Websense, Inc.                              57,687                 2,148
*  InVision Technologies, Inc.                 42,912                 2,141
   Black Box Corp.                             45,276                 2,140
*  Microsemi Corp.                            149,764                 2,128
*  SERENA Software, Inc.                      110,775                 2,115
*  Aspect Communications Corp.                147,134                 2,089
*  Openwave Systems Inc.                      161,413                 2,050
*  Transaction Systems
     Architects, Inc.                          93,246                 2,008
*  DSP Group Inc.                              73,350                 1,998
*  Lattice Semiconductor Corp.                284,777                 1,996
  -------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                              Shares                  (000)
---------------------------------------------------------------------------
*  Zoran Corp.                                107,121         $       1,966
*  Progress Software Corp.                     89,898                 1,948
*  Dendrite International, Inc.               104,202                 1,936
*  FormFactor Inc.                             85,961                 1,930
*  Power Integrations, Inc.                    77,488                 1,929
*  ScanSource, Inc.                            32,024                 1,903
*  Ditech Communications Corp.                 81,387                 1,900
*  TriQuint Semiconductor, Inc.               341,098                 1,862
*  Internet Security Systems, Inc.            121,183                 1,859
*  Sapient Corp.                              306,767                 1,844
*  NetIQ Corp.                                138,731                 1,831
*  Altiris, Inc.                               66,109                 1,825
*  ANSYS, Inc.                                 38,326                 1,801
*  Digitas Inc.                               162,250                 1,790
*  Novatel Wireless, Inc.                      67,305                 1,784
*  Tessera Technologies, Inc.                  98,931                 1,783
*  Lawson Software Inc.                       250,050                 1,770
*  Intermagnetics General Corp.                51,837                 1,764
*  Borland Software Corp.                     201,737                 1,713
*  Pixelworks, Inc.                           111,787                 1,713
*  Checkpoint Systems, Inc.                    95,211                 1,707
*  MicroStrategy Inc.                          39,652                 1,693
*  Newport Corp.                              103,638                 1,676
*  Extreme Networks, Inc.                     302,661                 1,671
*  ViaSat, Inc.                                66,696                 1,664
*  Corvis Corp.                             1,176,127                 1,658
*  Informatica Corp.                          216,979                 1,656
*  SafeNet, Inc.                               59,763                 1,654
   Syntel, Inc.                                99,403                 1,645
*  Identix, Inc.                              220,194                 1,645
*  Hutchinson Technology, Inc.                 66,714                 1,640
*  Magma Design Automation, Inc.               84,871                 1,632
   Inter-Tel, Inc.                             64,284                 1,605
*  McDATA Corp. Class A                       298,145                 1,604
*  Opsware, Inc.                              202,491                 1,604
*  Advanced Digital
     Information Corp.                        163,786                 1,589
*  Inet Technologies, Inc.                    125,958                 1,571
*  ChipPAC, Inc.                              250,171                 1,569
*  Exar Corp.                                 104,608                 1,534
*  Epicor Software Corp.                      108,622                 1,526
*  Daktronics, Inc.                            60,410                 1,507
*  j2 Global Communications, Inc.              53,860                 1,497
*  Harmonic, Inc.                             175,380                 1,494
*  Ixia                                       151,147                 1,487
*  TTM Technologies, Inc.                     125,254                 1,484
*  ScanSoft, Inc.                             299,051                 1,480
*  Plexus Corp.                               109,539                 1,479
*  SonicWALL, Inc.                            171,527                 1,475
*  SiRF Technology Holdings, Inc.             112,060                 1,465
*  Artisan Components, Inc.                    56,173                 1,449

44

---------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                             Shares                   (000)
---------------------------------------------------------------------------
   Cubic Corp.                               68,213               $   1,428
*  Pinnacle Systems, Inc.                   198,403                   1,419
*  II-VI, Inc.                               46,169                   1,416
*  Quantum Corp.                            450,626                   1,397
*  Packeteer, Inc.                           86,418                   1,396
*  Ariba, Inc.                              695,073                   1,376
*  Echelon Corp.                            122,846                   1,375
*  Verity, Inc.                             101,393                   1,370
*  Ciber, Inc.                              165,133                   1,357
   Bel Fuse, Inc. Class B                    32,500                   1,355
   BEI Technologies, Inc.                    47,751                   1,352
*  Lexar Media, Inc.                        199,906                   1,335
   Methode Electronics, Inc.
     Class A                                102,502                   1,329
*  Mercury Computer Systems, Inc.            53,486                   1,326
*  Avanex Corp.                             339,036                   1,319
*  Micromuse Inc.                           197,007                   1,318
*  Cirrus Logic                             215,631                   1,296
*  Interwoven Inc.                          127,098                   1,284
*  Infonet Services Corp.                   721,099                   1,262
*  InterVoice, Inc.                         109,262                   1,253
*  Mindspeed Technologies, Inc.             247,792                   1,229
*  Dot Hill Systems Corp.                   107,614                   1,206
   EDO Corp.                                 49,669                   1,198
*  Anaren, Inc.                              72,385                   1,183
*  Enterasys Networks, Inc.                 554,818                   1,171
*  Cray Inc.                                176,806                   1,170
*  Actel Corp.                               62,855                   1,163
*  Silicon Graphics, Inc.                   527,373                   1,160
   Agilysys, Inc.                            84,003                   1,158
*  Ulticom, Inc.                             98,214                   1,149
*  QAD Inc.                                 108,076                   1,147
*  ESS Technology, Inc.                     106,041                   1,136
*  Equinix, Inc.                             33,034                   1,121
*  Xicor, Inc.                               73,251                   1,108
*  webMethods, Inc.                         128,931                   1,105
*  Jupitermedia Corp.                        77,512                   1,098
*  Sykes Enterprises, Inc.                  144,555                   1,093
*  Finisar Corp.                            548,968                   1,087
*  Integrated Silicon Solution, Inc.         88,989                   1,087
*  Vignette Corp.                           632,689                   1,050
*  Agile Software Corp.                     119,723                   1,048
*  Pegasystems Inc.                         119,704                   1,047
*  ManTech International Corp.               55,668                   1,045
*  At Road, Inc.                            136,133                   1,041
*  Catapult Communications Corp.             44,795                   1,030
*  Atheros Communications                    96,711                   1,019
*  SeeBeyond Technology Corp.               263,783                     994
*  Diodes Inc.                               41,539                     984
   Park Electrochemical Corp.                38,542                     973
*  Keynote Systems Inc.                      70,685                     972
---------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                             Shares                   (000)
---------------------------------------------------------------------------
*  Transmeta Corp.                          435,825               $     954
*  Genesis Microchip Inc.                    69,247                     954
*  Standard Microsystem Corp.                40,842                     952
*  MRV Communications Inc.                  344,781                     945
*  PLX Technology, Inc.                      54,233                     936
*  Tyler Technologies, Inc.                  98,453                     931
*  SBS Technologies, Inc.                    57,702                     927
*  Synaptics Inc.                            48,405                     927
*  Actuate Software Corp.                   234,033                     924
*  Aspen Technologies, Inc.                 126,137                     916
*  MIPS Technologies, Inc.                  148,906                     911
*  Mapics Inc.                               85,912                     907
*  MatrixOne, Inc.                          130,940                     905
*  SPSS, Inc.                                50,300                     904
*  Netegrity, Inc.                          106,175                     898
*  Remec, Inc.                              142,001                     897
*  Excel Technology, Inc.                    26,943                     896
*  Secure Computing Corp.                    76,439                     891
*  SeaChange International, Inc.             52,738                     890
*  Kopin Corp.                              172,326                     881
*  Digi International, Inc.                  81,313                     872
*  JDA Software Group, Inc.                  66,130                     871
*  RadiSys Corp.                             46,150                     857
*  Entrust, Inc.                            189,841                     854
*  CyberOptics Corp.                         32,791                     852
*  Comtech Telecommunications
     Corp.                                   37,276                     841
*  EMS Technologies, Inc.                    42,629                     828
*  Herley Industries Inc.                    42,266                     826
*  PC-Tel, Inc.                              68,793                     812
*  Carrier Access Corp.                      68,087                     812
*  Manugistics Group, Inc.                  247,554                     810
*  Captaris Inc.                            124,111                     802
*  Concur Technologies, Inc.                 74,916                     802
*  Zix Corp.                                 98,573                     783
*  Marimba, Inc.                             94,792                     771
*  Stratex Networks, Inc.                   258,847                     764
*  SYNNEX Corp.                              47,700                     749
*  Komag, Inc.                               53,542                     748
   SS&C Technologies, Inc.                   39,905                     746
*  Mechanical Technology Inc.               123,409                     738
*  Network Equipment
     Technologies, Inc.                      89,807                     733
*  Stellent Inc.                             85,779                     733
*  IXYS Corp.                                92,409                     728
*  Open Solutions Inc.                       29,113                     727
*  PEC Solutions, Inc.                       60,477                     721
*  Blue Coat Systems, Inc.                   21,485                     720
*  E.piphany Inc.                           148,792                     719
*  Pericom Semiconductor Corp.               66,735                     715
*  SupportSoft, Inc.                         82,160                     713

45

----------------------------------------------------------------------------
                                                                     Market
Extended Market                                                      Value^
Index Fund                                   Shares                   (000)
----------------------------------------------------------------------------
*  Universal Display Corp.                   66,332       $             712
*  Dynamics Research Corp.                   39,527                     711
*  NMS Communications Corp.                  96,224                     710
*  Maxwell Technologies, Inc.                54,965                     709
*  Concord Communications, Inc.              62,039                     708
*  Westell Technologies, Inc.               138,086                     704
*  American Science &
     Engineering, Inc.                       33,274                     696
*  NVE Corp.                                 17,193                     687
*  OPNET Technologies, Inc.                  51,517                     675
*  Lionbridge Technologies, Inc.             87,926                     673
*  Retek Inc.                               109,513                     672
*  Hifn, Inc.                                55,913                     668
*  Group 1 Software, Inc.                    28,934                     664
*  InFocus Corp.                             77,700                     660
   Iomega Corp.                             117,450                     655
*  American Power Technology, Inc.           52,267                     651
*  Nu Horizons Electronics Corp.             72,296                     651
*  FalconStor Software, Inc.                 83,469                     644
*  Sumtotal Systems Inc.                     99,005                     644
*  Rimage Corp.                              42,824                     643
*  AuthentiDate Holding Corp.                58,771                     642
   Lowrance Electronics, Inc.                20,559                     636
*  Embarcadero Technologies, Inc.            51,406                     635
*  Clarus Corp.                              54,863                     635
*  IPIX Corp.                                45,265                     633
*  Drexler Technology Corp.                  47,062                     627
*  Ramtron International Corp.              137,148                     621
*  Tumbleweed Communications
     Corp.                                  144,776                     617
*  Zhone Technologies                       157,115                     613
*  Fargo Electronics                         55,016                     611
*  Performance Technologies, Inc.            64,896                     611
*  ActivCard Corp.                           83,270                     605
   Integral Systems, Inc.                    37,524                     603
*  Infocrossing, Inc.                        44,042                     595
*  Niku Corp.                                52,116                     593
*  Safeguard Scientifics, Inc.              257,130                     591
*  EPIQ Systems, Inc.                        40,780                     591
*  MRO Software Inc.                         43,377                     590
*  Concurrent Computer Corp.                296,790                     588
   American Software, Inc. Class A           96,451                     587
*  Oplink Communications, Inc.              304,318                     584
*  eCollege.com Inc.                         36,440                     583
*  Gerber Scientific, Inc.                   82,454                     582
*  NETGEAR, Inc.                             53,744                     577
*  Witness Systems, Inc.                     47,295                     575
*  The TriZetto Group, Inc.                  85,484                     573
*  Altair Nanotechnologies, Inc.            251,704                     569
*  Redback Networks Inc.                     88,407                     567
*  Covansys Corp.                            54,384                     562
---------------------------------------------------------------------------
                                                                     Market
                                                                     Value^
                                             Shares                   (000)
---------------------------------------------------------------------------
*  LeCroy Corp.                              31,061          $          559
*  Sigma Designs, Inc.                       69,399                     554
   Sypris Solutions, Inc.                    28,845                     554
*  DigitalNet Holdings, Inc.                 27,200                     553
*  WatchGuard Technologies, Inc.             76,333                     551
*  Datastream Systems, Inc.                  84,713                     549
*  Chordiant Software, Inc.                 119,307                     544
*  MSC Software Corp.                        60,664                     543
*  Spectrum Control, Inc.                    67,731                     540
*  Visual Networks, Inc.                    176,694                     535
*  PalmSource, Inc.                          31,230                     535
*  SI International Inc.                     26,189                     534
*  Interlink Electronics Inc.                54,739                     534
*  Net2Phone, Inc.                          117,423                     532
*  Bell Microproducts Inc.                   65,625                     531
*  Answerthink Consulting
     Group, Inc.                             92,388                     529
   Talx Corp.                                21,539                     526
*  Moldflow Corp.                            47,990                     524
*  Key Tronic Corp.                         139,005                     513
*  Bioveris Corp.                            61,358                     510
*  Computer Network
     Technology Corp.                        84,625                     507
*  TechTeam Global, Inc.                     55,967                     505
*  Monolithic System
     Technology, Inc.                        66,631                     502
*  Trident Microsystems, Inc.                44,413                     498
*  Docucorp International, Inc.              56,737                     497
*  OSI Systems Inc.                          24,856                     495
*  White Electronic Designs Corp.            92,893                     487
*  Extended Systems Inc.                     97,321                     487
*  Paradyne Networks, Inc.                   88,042                     484
*  The Ultimate Software
     Group, Inc.                             47,943                     484
*  Globecomm Systems, Inc.                   92,209                     482
*  California Micro Devices Corp.            41,615                     480
*  ePlus Inc.                                44,979                     479
*  Nuance Communications Inc.               103,780                     473
*  ONYX Software Corp.                      113,100                     469
*  Planar Systems, Inc.                      35,048                     469
*  Alliance Semiconductor Corp.              78,563                     467
*  Bottomline Technologies, Inc.             44,236                     467
*  MapInfo Corp.                             43,738                     464
*  CompuCom Systems, Inc.                   102,078                     463
*  Aether Systems, Inc.                     133,987                     461
*  Micronetics Inc.                          51,157                     460
*  Applix, Inc.                             106,324                     458
*  Research Frontiers, Inc.                  63,958                     457
*  Aware, Inc.                              115,544                     456
*  Loudeye Corp.                            288,054                     455
*  Leadis Technology Inc.                   32,800                      440

46

----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
*  AXS-One Inc.                             153,886        $             439
*  Merix Corp.                               38,553                      437
*  BroadVision, Inc.                        103,731                      436
*  Xybernaut Corp.                          260,539                      435
*  Zomax Inc.                               113,743                      429
*  Mobius Management
     Systems, Inc.                           69,672                      427
*  WorldGate Communications, Inc.           200,778                      422
*  Sirenza Microdevices, Inc.                99,588                      418
*  Internet Capital Group Inc.               53,724                      416
*  Radiant Systems, Inc.                     87,503                      410
*  Avici Systems Inc.                        31,552                      410
*  Sipex Corp.                               71,638                      408
*  Immersion Corp.                           84,017                      401
*  NYFIX, Inc.                               81,653                      399
*  The SCO Group, Inc.                       67,817                      397
*  Terremark Worldwide, Inc.                464,802                      395
*  Digimarc Corp.                            29,469                      393
*  iGATE Corp.                               98,549                      392
*  Overland Storage, Inc.                    29,442                      391
*  Verso Technologies, Inc.                 223,514                      391
*  Wave Systems Corp.                       297,727                      387
*  Segue Software, Inc.                     104,600                      386
*  Stratasys, Inc.                           15,556                      385
*  Pemstar Inc.                             164,541                      382
*  Supertex, Inc.                            23,178                      379
*  ACT Teleconferencing, Inc.               149,400                      376
*  Telular Corp.                             52,107                      375
*  Ansoft Corp.                              24,505                      374
*  Delphax Technologies, Inc.                70,300                      373
*  Glenayre Technologies, Inc.              161,082                      370
*  Inforte Corp.                             36,172                      365
*  Bio-logic Systems, Corp.                  55,681                      364
*  WJ Communications, Inc.                  101,994                      361
*  Saba Software, Inc.                       96,091                      360
*  Kana Software, Inc.                      151,095                      360
*  Computer Task Group, Inc.                 90,501                      357
*  NetManage, Inc.                           45,172                      352
*  Evans & Sutherland
     Computer Corp.                          74,836                      352
*  Vyyo Inc.                                 54,311                      351
*  Intellisync Corp.                        121,553                      349
*  MTI Technology Corp.                     188,979                      348
*  Netopia, Inc.                             52,551                      347
*  Hauppage Digital, Inc.                    60,383                      344
*  LCC International, Inc. Class A           69,109                      339
*  Mobility Electronics, Inc.                40,090                      338
*  PDF Solutions, Inc.                       39,842                      337
*  Meade Instruments Corp.                  105,114                      335
*  Click Commerce, Inc.                      59,313                      335
*  Kintera Inc.                              31,902                      333
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
*  Technology Solutions Co.                 307,491        $             332
*  Tripath Technology Inc.                  101,838                      331
*  Selectica, Inc.                           68,319                      325
*  Centra Software, Inc.                    142,662                      321
*  Plumtree Software, Inc.                   85,469                      321
*  ANADIGICS, Inc.                           61,712                      318
*  AXT, Inc.                                161,152                      316
*  SSP Solutions, Inc.                      237,206                      315
*  Captiva Software Corp.                    32,417                      314
*  OpenTV Corp.                             150,346                      313
*  Neoware Systems, Inc.                     37,797                      313
*  LogicVision, Inc.                        111,097                      311
*  Ciprico Inc.                              66,216                      303
*  MetaSolv, Inc.                           105,851                      301
*  Virage Logic Corp.                        32,028                      291
*  VASCO Data Security
     International, Inc.                    134,579                      289
*  3D Systems Corp.                          24,717                      283
*  Network Engines, Inc.                    103,839                      282
*  Innovative Solutions and
     Support, Inc.                           14,399                      281
*  NetScout Systems, Inc.                    42,554                      280
*  FOCUS Enhancements, Inc.                 188,185                      280
*  Crossroads Systems, Inc.                 160,082                      280
*  Blue Martini Software, Inc.               63,192                      280
*  Merisel, Inc.                             58,115                      279
*  KVH Industries, Inc.                      21,697                      276
   Sunrise Telecom Inc.                     106,187                      276
*  InterVideo Inc.                           21,266                      275
*  BSQUARE Corp.                            274,236                      274
*  Argonaut Technologies Inc.               203,390                      273
*  COMARCO, Inc.                             37,743                      266
*  SteelCloud Inc.                           98,428                      266
*  Staktek Holdings Inc.                     50,519                      265
*  TranSwitch Corp.                         149,443                      265
   TSR, Inc.                                 40,480                      263
*  Three-Five Systems, Inc.                  51,355                      262
*  Intraware, Inc.                          142,881                      257
*  Merge Technologies, Inc.                  17,440                      255
   Celeritek, Inc.                           65,845                      253
*  QuickLogic Corp.                          72,272                      252
*  SimpleTech, Inc.                          73,886                      252
*  VA Software Corp.                        102,301                      251
*  Centillium Communications, Inc.           63,949                      245
*  Innovex, Inc.                             53,113                      243
*  BindView Development Corp.                68,216                      239
*  Versant Corp.                            183,062                      238
*  Vastera, Inc.                             74,963                      225
*  eLoyalty Corp.                            35,582                      224
*  SCM Microsystems, Inc.                    33,621                      219
*  Qualstar Corp.                            34,789                      213

47

-----------------------------------------------------------------------------
                                                                      Market
Extended Market                                                       Value^
Index Fund                                   Shares                    (000)
-----------------------------------------------------------------------------
*  SAVVIS Communications Corp.              153,947                  $   212
*  TippingPoint Technologies Inc.             8,351                      212
*  Corio, Inc.                               97,301                      211
*  Peerless Systems Corp.                   162,965                      207
*  Evolving Systems, Inc.                    42,985                      204
*  Suntron Corp.                             35,245                      203
*  Sento Corp.                               24,607                      202
*  Critical Path, Inc.                      146,064                      202
*  ACE Corp.                                 83,325                      201
*  Superconductor
     Technologies Inc.                      161,712                      199
*  Tier Technologies, Inc.                   20,253                      197
*  En Pointe Technologies, Inc.             112,161                      194
*  Digital Lightwave, Inc.                  111,667                      193
*  Roxio, Inc.                               39,204                      192
*  Lantronix, Inc.                          150,331                      191
*  Phoenix Technologies Ltd.                 27,287                      191
*  Private Business Inc.                     77,134                      187
*  Computer Horizons Corp.                   46,645                      186
*  Viewpoint Corp.                           94,234                      186
*  Data Systems & Software, Inc.            105,750                      185
*  SAFLINK Corp.                             78,551                      185
*  Pervasive Software Inc.                   29,357                      183
*  Brooktrout Technology, Inc.               16,892                      183
*  Fiberstars, Inc.                          17,634                      180
*  Convera Corp.                             77,838                      180
*  Art Technology Group, Inc.               149,717                      180
*  Vitria Technology, Inc.                   57,929                      178
*  Synplicity, Inc.                          27,606                      166
*  Catalyst Semiconductor, Inc.              24,252                      165
*  Verisity Ltd.                             27,273                      164
*  Bitstream Inc.                            86,108                      162
*  Ceva, Inc.                                20,033                      158
*  ZiLOG, Inc.                               13,600                      149
*  Telecommunication
     Systems, Inc.                           26,157                      149
   Pomeroy IT Solutions, Inc.                12,270                      146
*  First Virtual
     Communications, Inc.                   120,657                      146
*  On2 Technologies, Inc.                   210,930                      146
*  Intelli-Check Inc.                        22,798                      144
*  Manchester Technologies, Inc.             29,908                      141
*  Online Resources Corp.                    20,697                      140
*  Cherokee International Corp.              12,235                      140
*  Goremote Internet
     Communications                          75,722                      139
*  SRS Labs, Inc.                            24,050                      132
*  NASSDA Corp.                              31,248                      129
*  Primus Knowledge
     Solutions, Inc.                         69,495                      128
*  Firstwave Technologies, Inc.              49,096                      124
----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                             Shares                    (000)
----------------------------------------------------------------------------
*  LivePerson, Inc.                          41,074                  $   124
*  PowerDsine Ltd.                            9,700                      117
   Richardson Electronics, Ltd.              10,090                      112
*  I-many, Inc.                              92,714                      110
*  Braun Consulting, Inc.                    57,866                      104
*  Stratos International Inc.                18,811                      103
*  Indus International, Inc.                 48,969                      103
*  NaviSite, Inc.                            25,077                       98
*  Applied Digital Solutions, Inc.           37,865                       93
*  Cosine Communications, Inc.               21,212                       91
*  Callidus Software Inc.                    17,243                       90
   Bel Fuse, Inc. Class A                     2,219                       80
*  Telkonet, Inc.                            21,600                       79
*  VIA NET.WORKS, Inc.                       86,888                       69
*  8x8, Inc.                                 26,186                       60
*  Quovadx, Inc.                             49,861                       60
*  NeoMagic Corp.                            20,600                       60
*  Interland, Inc.                           19,680                       55
*  Intelligroup, Inc.                         9,700                       50
*  LightPath Technologies, Inc.
     Class A                                  8,062                       49
*  Ultra Clean Holdings, Inc.                 5,600                       41
*  DSL.Net, Inc.                            116,280                       36
*  LaBarge Inc.                               4,500                       34
*  Information Resources, Inc.
     Rights Exp. 10/12/2004                  11,200                       33
*  Salesforce.com, Inc.                       1,900                       31
*  Universal Access Global
     Holdings Inc.                           25,099                       29
*  Persistence Software, Inc.                 7,110                       29
*  MakeMusic! Inc.                            7,540                       27
*  Zanett, Inc.                               6,600                       27
*  Artisoft, Inc.                            11,633                       26
   Net Perceptions, Inc.                     38,256                       26
*  Versata, Inc.                             13,031                       24
   Frequency Electronics, Inc.                1,500                       21
*  NetSolve, Inc.                             1,600                       16
   Dynabazaar, Inc.                          50,100                       15
*  Datalink Corp.                             3,942                       13
*  nStor Technologies, Inc.                  47,523                       13
*  eGain Communications Corp.                10,788                       11
*  ePresence, Inc.-Escrow                    61,880                        8
*  ISCO International, Inc.                  18,000                        7
*  Cogent Communications
     Group, Inc.                             23,479                        7
*  Covad Communications
     Group, Inc.                              2,548                        6
*  NexPrise, Inc.                             4,740                        6
*  AMX Corp.                                    500                        5
*  Ampex Corp. Class A                        2,890                        5
*  Radview Software Ltd.                      9,000                        5

48

-----------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                               Shares                   (000)
-----------------------------------------------------------------------------
*  Media 100 Inc.                             162,889          $           2
*  Microstrategy Inc.
     Warrants Exp. 6/24/2007                   16,080                      2
*  GoAmerica, Inc.                                500                     --
*  ProcureNet, Inc.                            21,000                     --
                                                                     873,170
Utilities (4.6%)
*  Cox Communications, Inc.
     Class A                                1,488,063                 41,353
*  NTL Inc.                                   218,246                 12,575
*  Cablevision Systems NY Group
     Class A                                  551,278                 10,833
   Telephone & Data Systems, Inc.             143,053                 10,185
   SCANA Corp.                                278,265                 10,120
   Wisconsin Energy Corp.                     296,160                  9,658
   Energy East Corp.                          368,191                  8,929
*  U.S. Cellular Corp.                        217,399                  8,381
   Questar Corp.                              209,303                  8,087
   Pepco Holdings, Inc.                       432,077                  7,898
*  Nextel Partners, Inc.                      461,545                  7,348
   Alliant Energy Corp.                       278,972                  7,276
*  UnitedGlobalCom Inc. Class A               972,129                  7,058
   MDU Resources Group, Inc.                  292,853                  7,037
   NSTAR                                      132,978                  6,367
   Northeast Utilities                        320,266                  6,236
*  Western Wireless Corp. Class A             213,450                  6,171
   DPL Inc.                                   316,645                  6,149
*  Level 3 Communications, Inc.             1,702,055                  6,042
   ONEOK, Inc.                                257,241                  5,657
   OGE Energy Corp.                           219,660                  5,595
   Western Gas Resources, Inc.                171,488                  5,570
   Great Plains Energy, Inc.                  185,794                  5,518
   Puget Energy, Inc.                         248,899                  5,453
   Hawaiian Electric Industries Inc.          201,362                  5,256
   National Fuel Gas Co.                      205,708                  5,143
   Vectren Corp.                              190,787                  4,787
   AGL Resources Inc.                         162,806                  4,730
   Aqua America, Inc.                         232,052                  4,653
*  Kinder Morgan
     Management, LLC                          119,307                  4,387
   Energen Corp.                               91,292                  4,381
   WPS Resources Corp.                         93,225                  4,321
   Westar Energy, Inc.                        214,981                  4,280
   UGI Corp. Holding Co.                      127,689                  4,099
   Piedmont Natural Gas, Inc.                  95,512                  4,078
*  Southern Union Co.                         183,195                  3,862
   Duquesne Light Holdings, Inc.              190,866                  3,686
   WGL Holdings Inc.                          121,506                  3,490
   Atmos Energy Corp.                         131,126                  3,356
   PNM Resources Inc.                         152,522                  3,168
   New Jersey Resources Corp.                  69,450                  2,888
  --------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                               Shares                  (000)
  --------------------------------------------------------------------------
*  Cincinnati Bell Inc.                       614,890      $           2,730
*  Southwestern Energy Co.                     90,517                  2,595
   IDACORP, Inc.                               95,857                  2,588
   Black Hills Corp.                           81,434                  2,565
*  Commonwealth Telephone
     Enterprises, Inc.                         54,212                  2,427
*  Mediacom
     Communications Corp.                     298,587                  2,335
*  Sierra Pacific Resources                   293,825                  2,265
   Avista Corp.                               121,779                  2,243
   Cleco Corp.                                119,228                  2,144
   UniSource Energy Corp.                      85,938                  2,136
   Southwest Gas Corp.                         87,166                  2,103
*  Price Communications Corp.                 142,249                  2,100
   Northwest Natural Gas Co.                   68,082                  2,077
*  PTEK Holdings, Inc.                        168,366                  1,941
*  Centennial Communications
     Corp. Class A                            258,972                  1,852
*  El Paso Electric Co.                       119,333                  1,842
   CH Energy Group, Inc.                       39,511                  1,835
   South Jersey Industries, Inc.               41,277                  1,816
   UIL Holdings Corp.                          36,558                  1,780
*  Alamosa Holdings, Inc.                     239,236                  1,758
*  Aquila, Inc.                               491,137                  1,748
   Otter Tail Corp.                            64,522                  1,733
   The Laclede Group, Inc.                     59,376                  1,627
   MGE Energy, Inc.                            40,611                  1,325
   Empire District Electric Co.                58,132                  1,169
   Surewest Communications                     36,939                  1,167
*  Primus Telecommunications
     Group, Inc.                              225,327                  1,145
*  General Communication, Inc.                138,873                  1,103
   American States Water Co.                   45,482                  1,057
   California Water Service Group              37,883                  1,044
   SJW Corp.                                   30,053                  1,022
*  Dobson Communications Corp.                297,210                    969
   Cascade Natural Gas Corp.                   42,615                    941
   NUI Corp.                                   61,782                    902
   CT Communications, Inc.                     59,728                    899
*  Global Crossing Ltd.                        54,177                    846
*  IDT Corp. Class B                           45,100                    832
   EnergySouth, Inc.                           20,760                    831
*  Intrado Inc.                                48,771                    785
   Central Vermont Public
     Service Corp.                             38,011                    779
   Southwest Water Co.                         60,725                    760
*  Alaska Communications
     Systems Holdings, Inc.                   122,313                    746
*  Talk America Holdings, Inc.                 96,608                    741
   Semco Energy Inc.                          123,071                    716
*  Time Warner Telecom Inc.                   164,577                    690

49

------------------------------------------------------------------------------
                                                                       Market
Extended Market                                                        Value^
Index Fund                                   Shares                     (000)
------------------------------------------------------------------------------
*  UbiquiTel Inc.                           163,074         $             688
   UNITILI Corp.                             25,195                       664
*  Hector Communications Corp.               31,150                       645
   Chesapeake Utilities Corp.                27,811                       631
   Green Mountain Power Corp.                23,564                       615
*  Boston Communications
     Group, Inc.                             52,407                       537
*  Rural Cellular Corp. Class A              60,300                       535
*  Triton PCS, Inc.                         114,884                       501
*  US LEC Corp. Class A                     123,292                       501
   Middlesex Water Co.                       25,561                       495
   North Pittsburgh Systems, Inc.            23,565                       472
   Connecticut Water Services, Inc.          18,176                       466
   Maine & Maritimes Corp.                   14,200                       454
   D&E Communications, Inc.                  33,679                       452
*  Penn Octane Corp.                        185,630                       371
*  FiberNet Telecom Group, Inc.             328,873                       362
*  Z-Tel Technologies, Inc.                 228,143                       308
   Shenandoah
     Telecommunications Co.                   8,510                       230
   Warwick Valley Telephone Co.               9,519                       202
*  Pac-West Telecom, Inc.                   165,965                       183
*  Hungarian Telephone and
     Cable Corp.                             17,038                       165
*  McLeod USA Inc.                          283,125                       136
*  IDT Corp.                                  7,368                       133
   Atlantic Tele-Network, Inc.                3,178                       102
   Hickory Tech Corp.                         9,863                       100
*  BayCorp Holdings, Ltd.                     3,314                        41
   BIW Ltd.                                   1,900                        37
*  RCN Corp.                                155,302                        20
*  XO Communications, Inc.                      565                         2
*  Cap Rock Energy Corp.                         33                         1
                                                                     --------
                                                                      364,819
                                                                     --------
Other (3.9%)
*  Berkshire Hathaway Inc.
     Class A                                  2,760                   245,502
   Hillenbrand Industries, Inc.             156,486                     9,460
   SPX Corp.                                190,498                     8,847
   Allete, Inc.                             221,683                     7,382
   Wesco Financial Corp.                     17,618                     6,378
*  Berkshire Hathaway Inc.
     Class B                                  1,742                     5,148
   Teleflex Inc.                            100,785                     5,054
   Carlisle Co., Inc.                        77,771                     4,841
   Trinity Industries, Inc.                 117,890                     3,748
   Lancaster Colony Corp.                    89,697                     3,735
*  Global Signal, Inc.                      110,300                     2,421
*  McDermott International, Inc.            163,529                     1,661
   Walter Industries, Inc.                  102,969                     1,402
*  Sequa Corp. Class A                       21,071                     1,232
  ---------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                             Shares                     (000)
  ---------------------------------------------------------------------------
   GenCorp, Inc.                             87,947        $           1,178
   Kaman Corp. Class A                       70,344                      984
   Raven Industries, Inc.                    20,105                      714
*  GP Strategies Corp.                       60,760                      400
*  Foster Wheeler Ltd.                      284,354                      398
*  United Capital Corp.                      18,942                      323
*  Adesa, Inc.                                3,900                       94
   McRae Industries, Inc.                     8,300                       80
*  Lynch Corp.                                3,700                       51
*  Sandston Corp.                            12,600                        3
                                                                    --------
                                                                     311,036
                                                                    --------
----------------------------------------------------------------------------
Total Common Stocks
   (Cost $6,888,426)                                               7,923,895
----------------------------------------------------------------------------
                                                                  Face
                                                                Amount
                                                                 (000)
----------------------------------------------------------------------------
Temporary Cash Investments (4.5%)(1)
----------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.05%, 7/14/2004                         $        5,000            4,998
Repurchase Agreements
Collateralized by U.S. Government
   Obligations in a Pooled Cash Account
   1.46%, 7/1/2004--Note E                          350,368          350,368
   1.47%, 7/1/2004                                    2,855            2,855
----------------------------------------------------------------------------
Total Temporary Cash Investments
   (Cost $358,221)                                                   358,221
----------------------------------------------------------------------------
Total Investments (104.3%)
   (Cost $7,246,647)                                               8,282,116
----------------------------------------------------------------------------
Other Assets and Liabilities (-4.3%)
----------------------------------------------------------------------------
Other Assets--Note B                                                 104,732
Security Lending Collateral Payable to
   Brokers--Note E                                                 (350,368)
Other Liabilities                                                   (95,941)
                                                                   ---------

                                                                   (341,577)
----------------------------------------------------------------------------
NET ASSETS (100%)                                                 $7,940,539
============================================================================

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 4.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

50

------------------------------------------------------------------------
                                                               AMOUNT
                                                                (000)
------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------
Paid-in Capital                                            $7,459,431
Undistributed Net Investment Income                            32,387
Accumulated Net Realized Losses                             (587,137)
Unrealized Appreciation
  Investment Securities                                     1,035,469
  Futures Contracts                                               389
------------------------------------------------------------------------
NET ASSETS                                                 $7,940,539
========================================================================

Investor Shares--Net Assets
Applicable to 171,479,395 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                $4,847,849
------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                              $28.27
========================================================================

Admiral Shares--Net Assets
Applicable to 41,173,913 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                $1,164,671
------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                               $28.29
========================================================================

Institutional Shares--Net Assets
Applicable to 60,742,463 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                $1,719,462
------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                         $28.31
========================================================================

VIPER Shares--Net Assets
Applicable to 2,794,388 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                  $208,557
------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  VIPER SHARES                                                 $74.63
========================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

51

-------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
Mid-cap Index Fund                             Shares                     (000)
-------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
Auto & Transportation (2.8%)
   PACCAR, Inc.                               627,628         $          36,396
   CSX Corp.                                  811,778                    26,602
   Genuine Parts Co.                          657,945                    26,107
   Delphi Corp.                             1,902,185                    20,315
   Expeditors International
     of Washington, Inc.                      397,226                    19,627
   Lear Corp.                                 258,255                    15,234
   C.H. Robinson Worldwide, Inc.              290,252                    13,305
   Dana Corp.                                 561,246                    11,000
   Gentex Corp.                               276,446                    10,969
*  JetBlue Airways Corp.                      268,474                     7,888
*  TRW Automotive Holdings Corp.              111,600                     2,104
                                                                        189,547
Consumer Discretionary (18.4%)
   J.C. Penney Co., Inc.
     (Holding Co.)                          1,030,546                    38,913
   Starwood Hotels & Resorts
     Worldwide, Inc.                          770,658                    34,564
*  Coach, Inc.                                704,148                    31,820
   R.R. Donnelley & Sons Co.                  775,029                    25,591
   Hilton Hotels Corp.                      1,367,960                    25,526
   Estee Lauder Cos. Class A                  467,982                    22,828
   Harrah's Entertainment, Inc.               420,183                    22,732
*  Interpublic Group of Cos., Inc.          1,578,385                    21,671
   Knight Ridder                              299,392                    21,556
   Harman International
     Industries, Inc.                         235,902                    21,467
   Dollar General Corp.                     1,079,722                    21,119
*  Office Depot, Inc.                       1,172,371                    20,997
   Tiffany & Co.                              553,176                    20,385
   Jones Apparel Group, Inc.                  475,813                    18,785
   Black & Decker Corp.                       296,215                    18,404
   Leggett & Platt, Inc.                      687,918                    18,374
   Robert Half International, Inc.            616,448                    18,352
*  VeriSign, Inc.                             920,293                    18,314
   Family Dollar Stores, Inc.                 584,848                    17,791
   Whirlpool Corp.                            259,000                    17,767
   PETsMART, Inc.                             540,016                    17,524
*  Career Education Corp.                     378,134                    17,228
*  XM Satellite Radio Holdings, Inc.          628,500                    17,152
*  Liberty Media International Inc.
     Class A                                  459,405                    17,044
   Republic Services, Inc. Class A            588,463                    17,030
   Manpower Inc.                              330,072                    16,758
   RadioShack Corp.                           580,815                    16,629
   Nordstrom, Inc.                            389,159                    16,582
   CDW Corp.                                  253,894                    16,188
   VF Corp.                                   327,030                    15,926
*  Caesars Entertainment, Inc.              1,038,870                    15,583
-------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
                                               Shares                     (000)
-------------------------------------------------------------------------------
   Ross Stores, Inc.                          570,946         $          15,279
*  ChoicePoint Inc.                           330,124                    15,073
   Liz Claiborne, Inc.                        418,326                    15,051
*  Mohawk Industries, Inc.                    201,237                    14,757
   Sabre Holdings Corp.                       528,982                    14,658
   Wendy's International, Inc.                410,414                    14,299
   Mandalay Resort Group                      208,227                    14,293
   Abercrombie & Fitch Co.                    364,264                    14,115
*  Chico's FAS, Inc.                          312,361                    14,106
   Michaels Stores, Inc.                      256,198                    14,091
   The Stanley Works                          307,515                    14,017
   Fastenal Co.                               243,540                    13,840
   ServiceMaster Co.                        1,108,927                    13,662
*  Lamar Advertising Co. Class A              314,064                    13,615
   Alberto-Culver Co. Class B                 266,354                    13,355
   Foot Locker, Inc.                          541,164                    13,172
*  Sirius Satellite Radio, Inc.             4,178,900                    12,871
*  Toys R Us, Inc.                            806,101                    12,841
*  MGM Mirage, Inc.                           269,226                    12,637
*  Williams-Sonoma, Inc.                      376,677                    12,415
*  Brinker International, Inc.                361,581                    12,337
   Darden Restaurants Inc.                    591,247                    12,150
*  AutoNation, Inc.                           710,531                    12,150
*  Fisher Scientific
     International Inc.                       204,800                    11,827
   Aramark Corp. Class B                      396,387                    11,400
   Hasbro, Inc.                               597,965                    11,361
*  Dollar Tree Stores, Inc.                   413,130                    11,332
   International Flavors &
     Fragrances, Inc.                         301,688                    11,283
*  Kmart Holding Corp.                        152,381                    10,941
*  Iron Mountain, Inc.                        226,617                    10,937
   GTECH Holdings Corp.                       223,100                    10,332
   Belo Corp. Class A                         375,138                    10,072
   Outback Steakhouse                         240,221                     9,936
   Circuit City Stores, Inc.                  755,405                     9,782
*  Allied Waste Industries, Inc.              718,645                     9,472
   Viad Corp.                                 332,670                     8,985
*  Advance Auto Parts, Inc.                   194,180                     8,579
*  CarMax, Inc.                               391,574                     8,564
*  Tech Data Corp.                            213,892                     8,370
*  Convergys Corp.                            537,797                     8,282
*  Corinthian Colleges, Inc.                  332,732                     8,232
   Meredith Corp.                             144,491                     7,941
*  Rent-A-Center, Inc.                        246,118                     7,366
*  The Cheesecake Factory                     184,367                     7,336
   Maytag Corp.                               296,713                     7,272
*  Westwood One, Inc.                         295,668                     7,037
*  Pixar, Inc.                                 94,356                     6,559
   Polo Ralph Lauren Corp.                    190,194                     6,552
   Reebok International Ltd.                  179,199                     6,448

52

-----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                Shares                 (000)
-----------------------------------------------------------------------------
*  Weight Watchers
     International, Inc.                      159,500          $        6,243
   Saks Inc.                                  409,146                   6,137
*  Entercom Communications Corp.              153,214                   5,715
   The McClatchy Co. Class A                   75,013                   5,262
   International Speedway Corp.               106,236                   5,167
*  Radio One, Inc. Class D                    223,812                   3,583
*  Hewitt Associates, Inc.                    113,940                   3,133
*  Citadel Broadcasting Corp.                 198,111                   2,886
*  Columbia Sportswear Co.                     52,786                   2,883
   Metro-Goldwyn-Mayer Inc.                   219,554                   2,657
*  Cox Radio, Inc.                            149,152                   2,592
   Hearst-Argyle Television Inc.               96,950                   2,499
   Regal Entertainment
     Group Class A                            129,168                   2,338
   Blockbuster Inc. Class A                   138,960                   2,109
*  Radio One, Inc.                             85,494                   1,377
                                                                    ----------
                                                                    1,246,163
                                                                    ----------
Consumer Staples (3.1%)
   UST, Inc.                                  624,462                  22,481
*  Dean Foods Co.                             592,757                  22,116
   Whole Foods Market, Inc.                   230,081                  21,961
   R.J. Reynolds Tobacco
     Holdings, Inc.                           320,991                  21,696
   Tyson Foods, Inc.                          852,121                  17,852
   McCormick & Co., Inc.                      460,893                  15,670
   SuperValu Inc.                             507,487                  15,534
*  Constellation Brands, Inc.
     Class A                                  354,267                  13,154
*  Smithfield Foods, Inc.                     333,213                   9,796
   J.M. Smucker Co.                           208,615                   9,578
   Hormel Foods Corp.                         288,107                   8,960
*  Del Monte Foods Co.                        751,728                   7,638
   Brown-Forman Corp. Class B                 145,052                   7,002
   Adolph Coors Co. Class B                    93,440                   6,759
   PepsiAmericas, Inc.                        254,402                   5,403
   Carolina Group                             217,492                   5,339
                                                                      --------
                                                                      210,939
                                                                      --------
Financial Services (21.7%)
   CIGNA Corp.                                532,153                  36,617
   CIT Group Inc.                             799,697                  30,620
   MGIC Investment Corp.                      372,550                  28,262
   Jefferson-Pilot Corp.                      532,705                  27,061
   Sovereign Bancorp, Inc.                  1,156,989                  25,569
   National Commerce
     Financial Corp.                          735,170                  23,893
   Cincinnati Financial Corp.                 539,818                  23,493
   North Fork Bancorp, Inc.                   614,138                  23,368
   Synovus Financial Corp.                    912,361                  23,101
   General Growth Properties Inc.
     REIT                                     780,177                  23,070
-----------------------------------------------------------------------------
                                                                      Market
                                                                      Value^
                                                Shares                 (000)
-----------------------------------------------------------------------------
   Torchmark Corp.                             424,235          $      22,824
   Plum Creek Timber Co. Inc. REIT             691,470                 22,528
   ProLogis REIT                               682,762                 22,477
   SAFECO Corp.                                498,553                 21,936
   Vornado Realty Trust REIT                   382,197                 21,827
   Legg Mason Inc.                             237,993                 21,660
   T. Rowe Price Group Inc.                    427,651                 21,554
   Archstone-Smith Trust REIT                  734,193                 21,534
   Fidelity National Financial, Inc.           561,385                 20,962
   Banknorth Group, Inc.                       645,327                 20,960
   Popular, Inc.                               476,237                 20,369
   First Horizon National Corp.                445,068                 20,237
   Compass Bancshares Inc.                     460,884                 19,818
   Zions Bancorp                               321,727                 19,770
   Boston Properties, Inc. REIT                377,533                 18,907
   Huntington Bancshares Inc.                  821,400                 18,810
   Rouse Co. REIT                              386,279                 18,348
   New York Community
     Bancorp, Inc.                             917,530                 18,011
   The Chicago Mercantile
     Exchange                                  124,600                 17,988
   Kimco Realty Corp. REIT                     375,825                 17,100
   Radian Group, Inc.                          356,143                 17,059
   Everest Re Group, Ltd.                      211,084                 16,963
   UnumProvident Corp.                       1,062,588                 16,895
   Duke Realty Corp. REIT                      520,697                 16,563
*  Providian Financial Corp.                 1,096,596                 16,087
   Green Point Financial Corp.                 398,440                 15,818
   The PMI Group Inc.                          360,496                 15,689
   Old Republic International Corp.            649,744                 15,412
*  Host Marriott Corp. REIT                  1,244,238                 15,379
   Commerce Bancorp, Inc.                      277,583                 15,270
   Avalonbay Communities, Inc.
     REIT                                      267,855                 15,139
*  E*TRADE Financial Corp.                   1,320,391                 14,722
*  The Dun & Bradstreet Corp.                  270,669                 14,592
   Public Storage, Inc. REIT                   313,940                 14,444
   Mercantile Bankshares Corp.                 301,642                 14,123
   TCF Financial Corp.                         239,449                 13,900
   White Mountains Insurance
     Group Inc.                                 27,197                 13,870
   iStar Financial Inc. REIT                   344,750                 13,790
   Hibernia Corp. Class A                      556,404                 13,521
   Equifax, Inc.                               520,802                 12,890
   RenaissanceRe Holdings Ltd.                 238,813                 12,884
   Liberty Property Trust REIT                 315,762                 12,697
   W.R. Berkley Corp.                          284,423                 12,216
*  DST Systems, Inc.                           251,235                 12,082
   Doral Financial Corp.                       346,372                 11,950
   Health Care Properties
     Investors REIT                            496,680                 11,940

53

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
Mid-cap Index Fund                            Shares                       (000)
--------------------------------------------------------------------------------
   Janus Capital Group Inc.                   723,527          $          11,931
   Allied Capital Corp.                       485,992                     11,868
   Associated Banc-Corp.                      395,794                     11,727
   PartnerRe Ltd.                             202,878                     11,509
   Apartment Investment &
     Management Co.
     Class A REIT                             353,413                     11,002
   Investors Financial
     Services Corp.                           249,183                     10,859
   AMB Property Corp. REIT                    308,542                     10,685
   Arthur J. Gallagher & Co.                  340,186                     10,359
   A.G. Edwards & Sons, Inc.                  302,492                     10,294
   City National Corp.                        156,399                     10,275
   Hospitality Properties
     Trust REIT                               240,870                     10,189
   Commerce Bancshares, Inc.                  217,759                     10,005
*  Ameritrade Holding Corp.                   874,972                      9,931
   Astoria Financial Corp.                    267,491                      9,785
   Independence Community
     Bank Corp.                               268,000                      9,755
   Protective Life Corp.                      247,844                      9,584
   Weingarten Realty
     Investors REIT                           306,267                      9,580
   Friedman, Billings, Ramsey
     Group, Inc. REIT                         478,700                      9,473
   Brown & Brown, Inc.                        219,016                      9,440
   Fulton Financial Corp.                     463,464                      9,339
   Federated Investors, Inc.                  307,765                      9,338
   Leucadia National Corp.                    187,419                      9,315
   Bank of Hawaii Corp.                       205,430                      9,290
*  Markel Corp.                                33,465                      9,287
   Axis Capital Holdings Ltd.                 319,860                      8,956
   Valley National Bancorp                    351,748                      8,892
   Fair, Isaac, Inc.                          264,646                      8,834
   New Plan Excel Realty
     Trust REIT                               373,542                      8,726
   SEI Corp.                                  297,310                      8,634
   Assurant, Inc.                             326,500                      8,613
*  CheckFree Corp.                            286,854                      8,606
   Wilmington Trust Corp.                     225,148                      8,380
   Hudson City Bancorp, Inc.                  248,936                      8,324
   Eaton Vance Corp.                          216,972                      8,291
   Dow Jones & Co., Inc.                      183,557                      8,278
   Deluxe Corp.                               188,013                      8,179
   Nationwide Financial
     Services, Inc.                           212,259                      7,983
   Unitrin, Inc.                              178,294                      7,595
   Regency Centers Corp. REIT                 158,588                      6,803
   Transatlantic Holdings, Inc.                78,649                      6,370
*  WellChoice Inc.                            125,306                      5,188
   Mercury General Corp.                      102,070                      5,068
--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
                                               Shares                     (000)
--------------------------------------------------------------------------------
   Erie Indemnity Co. Class A                 108,219          $           5,062
   Montpelier Re Holdings Ltd.                130,968                      4,577
   BlackRock, Inc.                             68,613                      4,380
*  CapitalSource Inc.                         156,094                      3,816
   Total System Services, Inc.                148,005                      3,241
*  BOK Financial Corp.                         77,656                      3,050
   Capitol Federal Financial                   82,291                      2,460
   Student Loan Corp.                          14,948                      2,040
   Nuveen Investments, Inc.
     Class A                                   63,089                      1,691
                                                                       ---------
                                                                       1,465,426
                                                                       ---------
Health Care (9.2%)
*  Medco Health Solutions, Inc.             1,021,897                     38,321
   Quest Diagnostics, Inc.                    312,704                     26,564
   AmerisourceBergen Corp.                    423,381                     25,310
*  Laboratory Corp. of
     America Holdings                         563,568                     22,374
   C.R. Bard, Inc.                            392,250                     22,221
   IMS Health, Inc.                           886,228                     20,773
   Health Management
     Associates Class A                       916,619                     20,551
*  Varian Medical Systems, Inc.               258,787                     20,535
   Mylan Laboratories, Inc.                 1,012,378                     20,501
*  ImClone Systems, Inc.                      227,900                     19,552
*  Express Scripts Inc.                       234,226                     18,558
*  Celgene Corp.                              307,647                     17,616
*  Sepracor Inc.                              321,599                     17,013
   Oxford Health Plans, Inc.                  306,861                     16,890
   Omnicare, Inc.                             389,982                     16,695
*  Hospira, Inc.                              560,800                     15,478
*  Millennium
     Pharmaceuticals, Inc.                  1,090,232                     15,045
*  Patterson Dental Co.                       193,589                     14,808
   Beckman Coulter, Inc.                      235,256                     14,351
   DENTSPLY International Inc.                272,729                     14,209
*  Coventry Health Care Inc.                  284,444                     13,909
*  Invitrogen Corp.                           186,500                     13,426
*  IVAX Corp.                                 558,186                     13,391
   Bausch & Lomb, Inc.                        198,631                     12,925
*  Lincare Holdings, Inc.                     373,892                     12,286
*  Cephalon, Inc.                             211,248                     11,407
*  Health Net Inc.                            425,755                     11,283
   Manor Care, Inc.                           337,414                     11,027
*  Barr Pharmaceuticals Inc.                  323,676                     10,908
*  Apogent Technologies Inc.                  334,408                     10,701
*  Triad Hospitals, Inc.                      286,533                     10,668
*  Watson Pharmaceuticals, Inc.               389,996                     10,491
*  Millipore Corp.                            185,628                     10,464
*  King Pharmaceuticals, Inc.                 910,632                     10,427
*  WebMD Corp.                              1,103,855                     10,288
*  Henry Schein, Inc.                         156,638                      9,890

54

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                               Shares                      (000)
--------------------------------------------------------------------------------
*  Humana Inc.                                580,996          $           9,819
   Universal Health
     Services Class B                         205,289                      9,421
*  Community Health Systems, Inc.             296,261                      7,931
*  Kinetic Concepts, Inc.                     151,000                      7,535
*  ICOS Corp.                                 225,296                      6,723
                                                                         -------
                                                                         622,285
                                                                         -------
Integrated Oils (0.7%)
   Amerada Hess Corp.                         305,431                     24,187
   Murphy Oil Corp.                           311,956                     22,991
                                                                         -------
                                                                          47,178
                                                                         -------
Other Energy (6.4%)
   Valero Energy Corp.                        479,714                     35,384
*  BJ Services Co.                            603,681                     27,673
   XTO Energy, Inc.                           916,316                     27,297
   Kerr-McGee Corp.                           507,613                     27,294
   EOG Resources, Inc.                        438,888                     26,206
*  Nabors Industries, Inc.                    558,932                     25,275
   Williams Cos., Inc.                      1,960,366                     23,328
*  Weatherford International Ltd.             498,356                     22,416
*  Smith International, Inc.                  392,551                     21,889
   GlobalSantaFe Corp.                        752,714                     19,947
*  Noble Corp.                                506,931                     19,208
   El Paso Corp.                            2,362,587                     18,617
   Sunoco, Inc.                               285,637                     18,172
   ENSCO International, Inc.                  569,922                     16,585
   Pioneer Natural Resources Co.              450,596                     15,807
   Equitable Resources, Inc.                  232,631                     12,029
   Pogo Producing Co.                         228,678                     11,297
   Noble Energy, Inc.                         203,661                     10,387
*  Cooper Cameron Corp.                       203,737                      9,922
   Patterson-UTI Energy, Inc.                 295,763                      9,881
*  Rowan Cos., Inc.                           399,282                      9,715
*  National-Oilwell, Inc.                     306,811                      9,661
*  Pride International, Inc.                  435,595                      7,453
   Diamond Offshore Drilling, Inc.            242,044                      5,768
                                                                         -------
                                                                         431,211
                                                                         -------
Materials & Processing (7.2%)
   Monsanto Co.                             1,001,511                     38,558
   Georgia Pacific Group                      861,880                     31,872
*  American Standard Cos., Inc.               698,717                     28,165
*  Phelps Dodge Corp.                         350,106                     27,137
   Nucor Corp.                                297,392                     22,828
   MeadWestvaco Corp.                         759,056                     22,309
   Freeport-McMoRan
     Copper & Gold, Inc. Class B              668,358                     22,156
   Sherwin-Williams Co.                       459,589                     19,096
   Smurfit-Stone Container Corp.              948,719                     18,927
   Vulcan Materials Co.                       365,728                     17,390
*  Sealed Air Corp.                           323,121                     17,213
   Engelhard Corp.                            470,243                     15,194
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                               Shares                      (000)
--------------------------------------------------------------------------------
   United States Steel Corp.                  427,200          $          15,003
   Fluor Corp.                                313,549                     14,947
   Sigma-Aldrich Corp.                        248,096                     14,789
   Ball Corp.                                 202,787                     14,611
*  Pactiv Corp.                               580,166                     14,469
   Eastman Chemical Co.                       292,126                     13,505
   Temple-Inland Inc.                         185,903                     12,874
   Ashland, Inc.                              236,251                     12,476
*  Energizer Holdings, Inc.                   276,879                     12,460
   Bemis Co., Inc.                            383,230                     10,826
   Valspar Corp.                              182,823                      9,212
   Lyondell Chemical Co.                      527,704                      9,177
   Sonoco Products Co.                        348,161                      8,878
   Bowater Inc.                               209,548                      8,715
   The St. Joe Co.                            200,555                      7,962
*  Jacobs Engineering Group Inc.              199,375                      7,851
*  Owens-Illinois, Inc.                       418,496                      7,014
   Packaging Corp. of America                 238,283                      5,695
   Lafarge North America Inc.                 117,177                      5,074
*  International Steel Group, Inc.             73,328                      2,182
                                                                         -------
                                                                         488,565
                                                                         -------
Producer Durables (6.4%)
*  Xerox Corp.                              3,008,465                     43,623
   Parker Hannifin Corp.                      450,129                     26,765
   Rockwell Collins, Inc.                     673,961                     22,456
   D. R. Horton, Inc.                         790,626                     22,454
*  Waters Corp.                               450,305                     21,516
   Centex Corp.                               469,332                     21,472
   Pulte Homes, Inc.                          402,518                     20,943
   Cooper Industries, Inc. Class A            351,488                     20,882
*  Thermo Electron Corp.                      625,322                     19,222
*  Novellus Systems, Inc.                     578,872                     18,200
   Lennar Corp. Class A                       400,836                     17,925
   W.W. Grainger, Inc.                        291,705                     16,773
*  Teradyne, Inc.                             732,077                     16,618
   Diebold, Inc.                              275,111                     14,545
   Goodrich Corp.                             421,868                     13,639
*  LAM Research Corp.                         502,558                     13,469
   American Power
     Conversion Corp.                         641,179                     12,599
   Pall Corp.                                 474,632                     12,431
   Molex, Inc.                                347,837                     11,159
   Tektronix, Inc.                            320,106                     10,890
   KB HOME                                    149,819                     10,282
*  NVR, Inc.                                   20,202                      9,782
*  Alliant Techsystems, Inc.                  146,230                      9,262
   Hubbell Inc. Class B                       191,916                      8,964
   Garmin Ltd.                                222,868                      8,255
   Molex, Inc. Class A                        201,900                      5,508
   Lennar Corp. Class B                        63,528                      2,632
                                                                         -------
                                                                         432,266
                                                                         -------

55

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
Mid-cap Index Fund                            Shares                       (000)
--------------------------------------------------------------------------------
Technology (13.8%)
*  Apple Computer, Inc.                     1,386,865          $          45,129
*  Computer Sciences Corp.                    708,041                     32,874
*  Flextronics International Ltd.           1,997,416                     31,859
*  Altera Corp.                             1,417,662                     31,500
*  National Semiconductor Corp.             1,344,164                     29,558
*  Network Appliance, Inc.                  1,246,224                     26,831
   Rockwell Automation, Inc.                  705,978                     26,481
   L-3 Communications
     Holdings, Inc.                           377,770                     25,235
*  Avaya Inc.                               1,572,968                     24,837
   Microchip Technology, Inc.                 785,570                     24,777
*  Advanced Micro Devices, Inc.             1,327,162                     21,102
*  Solectron Corp.                          3,230,761                     20,903
   Scientific-Atlanta, Inc.                   575,421                     19,852
*  JDS Uniphase Corp.                       5,181,747                     19,639
*  Siebel Systems, Inc.                     1,785,701                     19,071
*  Marvell Technology Group Ltd.              687,604                     18,359
   Autodesk, Inc.                             425,899                     18,233
*  NCR Corp.                                  359,835                     17,844
*  Sanmina-SCI Corp.                        1,951,707                     17,761
*  Unisys Corp.                             1,256,893                     17,446
*  Mercury Interactive Corp.                  345,608                     17,222
   Applera Corp.-Applied
     Biosystems Group                         779,004                     16,943
*  Synopsys, Inc.                             584,478                     16,617
*  BMC Software, Inc.                         849,403                     15,714
*  Jabil Circuit, Inc.                        604,153                     15,213
*  Cadence Design Systems, Inc.               992,636                     14,522
*  Comverse Technology, Inc.                  728,056                     14,517
*  Zebra Technologies Corp.
     Class A                                  161,382                     14,040
*  SanDisk Corp.                              608,918                     13,207
*  Tellabs, Inc.                            1,489,926                     13,022
*  Red Hat, Inc.                              562,500                     12,921
   Symbol Technologies, Inc.                  872,318                     12,858
*  Citrix Systems, Inc.                       630,424                     12,835
   Harris Corp.                               251,867                     12,782
*  Ceridian Corp.                             564,252                     12,696
*  Storage Technology Corp.                   424,647                     12,315
*  Novell, Inc.                             1,449,400                     12,160
*  BEA Systems, Inc.                        1,454,248                     11,954
*  NVIDIA Corp.                               581,792                     11,927
*  UTStarcom, Inc.                            375,902                     11,371
*  Network Associates, Inc.                   616,001                     11,168
*  LSI Logic Corp.                          1,440,889                     10,980
   Intersil Corp.                             501,427                     10,861
*  Agere Systems Inc. Class A               4,588,976                     10,555
*  Vishay Intertechnology, Inc.               546,390                     10,152
*  Amphenol Corp.                             300,450                     10,011
   Seagate Technology                         682,872                      9,854
--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
                                               Shares                     (000)
--------------------------------------------------------------------------------
*  Compuware Corp.                          1,451,701          $           9,581
*  QLogic Corp.                               357,904                      9,517
*  PMC Sierra Inc.                            662,200                      9,503
*  3Com Corp.                               1,444,946                      9,031
*  ADC Telecommunications, Inc.             3,026,941                      8,597
*  CIENA Corp.                              1,852,026                      6,890
*  Conexant Systems, Inc.                   1,552,396                      6,722
   National Instruments Corp.                 204,541                      6,269
*  Ingram Micro, Inc. Class A                 430,110                      6,224
*  Fairchild Semiconductor
     International, Inc.                      379,278                      6,209
*  Foundry Networks, Inc.                     428,100                      6,023
*  Agere Systems Inc. Class B               1,859,200                      3,997
   AVX Corp.                                  228,097                      3,296
                                                                        --------
                                                                         929,567
                                                                        --------
Utilities (7.9%)
   TXU Corp.                                1,161,795                     47,064
   PPL Corp.                                  670,937                     30,796
   Edison International                     1,106,124                     28,284
   Sempra Energy                              771,810                     26,573
   Xcel Energy, Inc.                        1,501,904                     25,097
   Constellation Energy Group, Inc.           649,690                     24,623
   Cinergy Corp.                              639,154                     24,288
*  AES Corp.                                2,254,897                     22,391
   Kinder Morgan, Inc.                        373,611                     22,151
   KeySpan Corp.                              603,431                     22,146
   NiSource, Inc.                             990,793                     20,430
*  NTL Inc.                                   292,200                     16,837
*  Cablevision Systems NY
     Group Class A                            828,268                     16,275
   CenturyTel, Inc.                           510,319                     15,330
   Wisconsin Energy Corp.                     447,184                     14,583
   SCANA Corp.                                397,256                     14,448
   Pinnacle West Capital Corp.                344,430                     13,912
   Telephone & Data Systems, Inc.             191,212                     13,614
   Energy East Corp.                          553,109                     13,413
*  Citizens Communications Co.              1,025,219                     12,405
   Questar Corp.                              315,356                     12,185
   CenterPoint Energy Inc.                  1,042,442                     11,988
   Pepco Holdings, Inc.                       648,936                     11,863
*  UnitedGlobalCom Inc. Class A             1,389,600                     10,088
   NSTAR                                      200,283                      9,590
   MDU Resources Group, Inc.                  396,455                      9,527
   Northeast Utilities                        482,285                      9,390
   DPL Inc.                                   474,945                      9,223
   TECO Energy, Inc.                          708,593                      8,496
   Puget Energy, Inc.                         372,200                      8,155
*  Level 3 Communications, Inc.             1,652,571                      5,867
*  U.S. Cellular Corp.                         59,938                      2,311
                                                                         -------
                                                                         533,343
                                                                         -------

56

-----------------------------------------------------------------------------
                                                                       Market
                                                                       Value^
                                             Shares                     (000)
-----------------------------------------------------------------------------
Other (2.1%)
Eaton Corp.                                545,056          $         35,287
Textron, Inc.                              467,180                    27,727
ITT Industries, Inc.                       313,300                    26,004
Brunswick Corp.                            335,932                    13,706
SPX Corp.                                  280,680                    13,035
Hillenbrand Industries, Inc.               210,544                    12,727
Allete, Inc.                               298,687                     9,946
                                                                     --------
                                                                     138,432
                                                                     --------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $5,324,393)                                                6,734,922
-----------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT
                                                       (000)
-----------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.6%)(1)
-----------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.03%, 7/7/2004                              $      1,000          1,000

Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
1.46%, 7/1/2004--Note E                                156,018        156,018

1.47%, 7/1/2004                                         20,699         20,699
-----------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $177,717)                                                       177,717
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (102.3%)
(Cost $5,502,110)                                                   6,912,639
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.3%)
-----------------------------------------------------------------------------
Other Assets--Note B                                                   58,973
Security Lending Collateral Payable to
Brokers--Note E                                                     (156,018)
Other Liabilities                                                    (57,389)
                                                                    (154,434)
-----------------------------------------------------------------------------
NET ASSETS (100%)                                                  $6,758,205
=============================================================================
^See Note A in Notes to Financial Statements. *Non-income-producing security. (1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.4%, respectively, of net assets. See Note C in Notes to Financial Statements. (2)Security segregated as initial margin for open futures contracts. REIT--Real Estate Investment Trust.
---------------------------------------------------------------
                                                      AMOUNT
                                                       (000)
---------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
---------------------------------------------------------------
Paid-in Capital                                   $5,820,803
Undistributed Net Investment Income                   33,636
Accumulated Net Realized Losses                    (507,040)
Unrealized Appreciation
  Investment Securities                            1,410,529
  Futures Contracts                                      277
---------------------------------------------------------------
NET ASSETS                                        $6,758,205
===============================================================

Investor Shares--Net Assets
Applicable to 307,086,075 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                       $4,263,956
---------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                     $13.89
===============================================================

Admiral Shares--Net Assets
Applicable to 15,576,778 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                         $981,352
---------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                      $63.00
===============================================================

Institutional Shares--Net Assets
Applicable to 107,182,905 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                       $1,492,441
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                $13.92
===============================================================

VIPER Shares--Net Assets
Applicable to 401,564 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                          $20,456
---------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  VIPER SHARES                                        $50.94
===============================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

57

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.
--------------------------------------------------------------------------------
                                        Extended Market                 Mid-cap
                                             Index Fund              Index Fund
                                        ------------------------------------------

                                               Six Months Ended June 30, 2004
--------------------------------------------------------------------------------
                                                  (000)                   (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends                                    $ 43,658                $ 41,912
  Interest                                          232                     129
  Security Lending                                1,888                     532
--------------------------------------------------------------------------------
   Total Income                                  45,778                  42,573
--------------------------------------------------------------------------------
Expenses
The Vanguard Group--Note B
  Investment Advisory Services                       37                      34
  Management and Administrative
   Investor Shares                                5,174                   4,048
   Admiral Shares                                   700                     474
   Institutional Shares                             477                     388
   VIPER Shares                                     126                      14
Marketing and Distribution
   Investor Shares                                  324                     321
   Admiral Shares                                    88                      79
   Institutional Shares                             150                     108
   VIPER Shares                                      12                       1
Custodian Fees                                      342                     149
Shareholders' Reports
   Investor Shares                                  120                      69
   Admiral Shares                                     3                       1
   Institutional Shares                               2                       1
   VIPER Shares                                       1                      --
Trustees' Fees and Expenses                           4                       3
--------------------------------------------------------------------------------
   Total Expenses                                 7,560                   5,690
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                         38,218                  36,883
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities Sold                  (13,122)                  42,322
   Futures Contracts                              1,505                     651
-------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                    (11,617)                  42,973
-------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
  Investment Securities                        401,406                  259,445
  Futures Contracts                              (413)                      101
-------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (
DEPRECIATION)                                  400,993                  259,546
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $427,594                $339,402
===============================================================================

58

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

----------------------------------------------------------------------------------
                               Extended Market
                                     Index Fund                 Mid-cap Index Fund
                        ----------------------------- ----------------------------
                            Six Months           Year    Six Months           Year
                                 Ended          Ended         Ended          Ended
                         June 30, 2004  Dec. 31, 2003 June 30, 2004  Dec. 31, 2003
                                 (000)          (000)         (000)          (000)
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
Operations
Net Investment Income       $   38,218       $ 53,896      $ 36,883       $ 51,454
Realized Net Gain (Loss)      (11,617)      (309,646)        42,973      (548,964)
Change in Unrealized
Appreciation (Depreciation)    400,993      2,151,664       259,546      1,778,647
----------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from Operations   427,594      1,895,914       339,402      1,281,137
----------------------------------------------------------------------------------
Distributions
Net Investment Income
Investor Shares                     --       (33,593)            --       (33,257)
Admiral Shares                      --        (8,969)            --        (8,130)
Institutional Shares                --       (12,612)            --       (10,818)
VIPER Shares                        --          (913)            --             --
Realized Capital Gain
Investor Shares                     --             --            --             --
Admiral Shares                      --             --            --             --
Institutional Shares                --             --            --             --
VIPER Shares                        --             --            --             --
Total Distributions                 --       (56,087)            --       (52,205)
----------------------------------------------------------------------------------
Capital Share Transactions
--Note F
Investor Shares                328,028        466,197       437,155        530,455
Admiral Shares                  24,014        183,088        88,276        258,512
Institutional Shares           103,086        504,125       349,644        174,943
VIPER Shares                    92,510         57,633        20,211             --
----------------------------------------------------------------------------------
Net Increase (Decrease) from
Capital Share Transactions     547,638      1,211,043       895,286        963,910
----------------------------------------------------------------------------------
Total Increase (Decrease)      975,232      3,050,870     1,234,688      2,192,842
----------------------------------------------------------------------------------
Net Assets
Beginning of Period          6,965,307      3,914,437     5,523,517      3,330,675
----------------------------------------------------------------------------------
End of Period               $7,940,539     $6,965,307    $6,758,205     $5,523,517
==================================================================================

59

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. The turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

Extended Market Index Fund Investor Shares
------------------------------------------------------------------------------------
                       Six Months Ended                   Year Ended December 31,
For a Share Outstanding        June 30,  -------------------------------------------
Throughout Each Period             2004    2003    2002     2001      2000      1999
------------------------------------------------------------------------------------
Net Asset Value, Beginning
of Period                        $26.66  $18.74  $23.09   $26.61    $37.07    $30.63
------------------------------------------------------------------------------------
Investment Operations
Net Investment Income               .12    .207     .19     .203      .274      .297
Net Realized and
Unrealized Gain (Loss) on
Investments                        1.49   7.926  (4.36)  (2.703)   (6.041)    10.101
------------------------------------------------------------------------------------
Total from Investment
Operations                         1.61   8.133  (4.17)  (2.500)   (5.767)    10.398
------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment
Income                              --   (.213)   (.18)   (.210)    (.263)    (.318)
Distributions from Realized
Capital Gains                       --       --      --   (.810)   (4.430)   (3.640)
------------------------------------------------------------------------------------
Total Distributions                 --   (.213)   (.18)  (1.020)   (4.693)   (3.958)
------------------------------------------------------------------------------------
Net Asset Value, End
of Period                       $28.27   $26.66  $18.74   $23.09    $26.61    $37.07
====================================================================================

Total Return*                    6.04%   43.43% -18.06%   -9.13%   -15.55%    36.22%
====================================================================================
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                      $4,848   $4,259  $2,629   $3,115    $3,881    $4,221
Ratio of Total Expenses to
Average Net Assets             0.25%**    0.26%   0.26%    0.25%     0.25%     0.25%
Ratio of Net Investment
Income to Average Net Assets   0.96%**    1.01%   0.88%    0.88%     0.81%     1.04%
Portfolio Turnover Rate          13%**       8%     17%      20%       33%       26%
====================================================================================
 *Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under   $10,000.
**Annualized. 60

Extended Market Index Fund Admiral Shares
-----------------------------------------------------------------------------------
                       Six Months Ended      Year Ended December 31,    Nov. 13* to
For a Share Outstanding        June 30,   --------------------------       Dec. 31,
Throughout Each Period             2004       2003      2002      2001        2000
-----------------------------------------------------------------------------------
Net Asset Value, Beginning
of Period                        $26.66     $18.74    $23.09    $26.61      $31.89
----------------------------------------------------------------------------------
Investment Operations
Net Investment Income               .14       .221      .201      .213        .050
Net Realized and Unrealized
Gain (Loss) on Investments         1.49      7.926   (4.360)   (2.703)     (1.736)
----------------------------------------------------------------------------------
Total from Investment
Operations                         1.63      8.147   (4.159)   (2.490)     (1.686)
----------------------------------------------------------------------------------
Distributions
Dividends from Net
Investment Income                    --     (.227)    (.191)    (.220)      (.274)
Distributions from Realized
Capital Gains                        --        --         --    (.810)     (3.320)
----------------------------------------------------------------------------------
Total Distributions                  --     (.227)     (.191)  (1.030)     (3.594)
----------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $28.29     $26.66     $18.74   $23.09      $26.61
==================================================================================

Total Return                      6.11%     43.51%    -18.02%   -9.09%      -4.30%
===================================================================================
Ratios/supplemental Data
Net Assets, End of
Period (Millions)                $1,165     $1,075       $611     $735        $441
Ratio of Total Expenses
to Average Net Assets           0.15%**      0.20%      0.20%    0.20%     0.20%**
Ratio of Net Investment
Income to Average Net Assets    1.06%**      1.07%      0.94%    0.94%     1.23%**
Portfolio Turnover Rate           13%**         8%        17%      20%         33%
===================================================================================
 *Inception.
**Annualized.

Extended Market Index Fund Institutional Shares
------------------------------------------------------------------------------------
                       Six Months Ended                Year Ended December 31,
For a Share Outstanding        June 30,   ------------------------------------------
Throughout Each Period             2004    2003    2002     2001      2000      1999
------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $26.67  $18.74  $23.09   $26.62    $37.09    $30.63
------------------------------------------------------------------------------------
Investment Operations
Net Investment Income               .15    .247     .22     .228      .313      .363
Net Realized and Unrealized
Gain (Loss) on Investments         1.49   7.926  (4.36)  (2.703)   (6.041)    10.101
------------------------------------------------------------------------------------
Total from Investment
Operations                         1.64   8.173  (4.14)  (2.475)   (5.728)    10.464
------------------------------------------------------------------------------------
Distributions
Dividends from Net
Investment Income                    --  (.243)   (.21)   (.245)    (.312)    (.364)
Distributions from Realized
Capital Gains                        --      --      --   (.810)   (4.430)   (3.640)
------------------------------------------------------------------------------------
Total Distributions                  --  (.243)   (.21)  (1.055)   (4.742)   (4.004)
------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $28.31  $26.67  $18.74   $23.09    $26.62    $37.09
====================================================================================

Total Return*                     6.15%  43.66% -17.93%   -9.03%   -15.41%    36.45%
====================================================================================

Ratios/Supplemental Data
Net Assets, End of
Period (Millions)                $1,719  $1,524    $644     $746      $954      $870
Ratio of Total Expenses to
Average Net Assets              0.09%**   0.10%   0.10%    0.10%     0.10%     0.10%
Ratio of Net Investment
Income to Average Net Assets    1.12%**   1.17%   1.05%    1.02%     0.96%     1.18%
Portfolio Turnover Rate           13%**      8%     17%      20%       33%       26%
====================================================================================
  *Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000.
**Annualized.

61

FINANCIAL HIGHLIGHTS (CONTINUED)

Extended Market Index Fund VIPER Shares
-----------------------------------------------------------------------------------
                                                         Year Ended
                              Six Months Ended          December 31,    Dec. 27* to
For a Share Outstanding                June 30,       -----------------   Dec . 31,
Throughout Each Period                     2004        2003       2002         2001
-----------------------------------------------------------------------------------
Net Asset Value, Beginning
of Period                                $70.37      $49.46     $60.99       $60.94
-----------------------------------------------------------------------------------
Investment Operations
Net Investment Income                       .38        .608       .566          --
Net Realized and Unrealized Gain
(Loss) on Investments                      3.88      20.914   (11.561)          .05
-----------------------------------------------------------------------------------
Total from Investment Operations           4.26      21.522   (10.995)          .05
-----------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income         --      (.612)     (.535)           --
Distributions from
Realized Capital Gains                       --          --         --           --
-----------------------------------------------------------------------------------
Total Distributions                          --      (.612)     (.535)           --
-----------------------------------------------------------------------------------
Net Asset Value,
End of Period                            $74.63      $70.37     $49.46       $60.99
===================================================================================

Total Return                              6.05%      43.55%    -18.04%        0.08%
===================================================================================
Ratios/supplemental Data
Net Assets, End of Period (Millions)       $209        $107        $30           $6
Ratio of Total
Expenses to Average
Net Assets                              0.20%**       0.20%      0.20%      0.20%**
Ratio of Net Investment
Income to Average Net Assets            1.03%**       1.07%      1.04%      0.54%**
Portfolio Turnover Rate                   13%**          8%        17%          20%
===================================================================================
 *Inception.
**Annualized.

62

Mid-cap Index Fund Investor Shares
------------------------------------------------------------------------------------
                       Six Months Ended                   Year Ended December 31,
For a Share Outstanding        June 30,  -------------------------------------------
Throughout Each Period             2004    2003    2002    2001       2000      1999
------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $13.13  $ 9.88  $11.81  $12.21     $11.30    $10.79
------------------------------------------------------------------------------------
Investment Operations
Net Investment Income               .07    .122    .088    .081       .071      .073
Net Realized and Unrealized
Gain (Loss) on Investments          .69   3.250 (1.798)  (.166)      1.897     1.448
------------------------------------------------------------------------------------
Total from Investment Operations    .76   3.372 (1.710)  (.085)      1.968     1.521
------------------------------------------------------------------------------------
Distributions
Dividends from Net
Investment Income                    --  (.122)  (.093)  (.070)     (.078)    (.076)
Distributions from
Realized Capital Gains               --      --  (.127)  (.245)     (.980)    (.935)
------------------------------------------------------------------------------------
Total Distributions                  --  (.122)  (.220)  (.315)    (1.058)   (1.011)
------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $13.89  $13.13  $ 9.88  $11.81     $12.21    $11.30
====================================================================================

Total Return*                     5.79%  34.14% -14.61%  -0.50%     18.10%    15.32%
====================================================================================
Ratios/Supplemental Data
Net Assets, End of
Period (Millions)                $4,264  $3,610  $2,267  $2,049     $1,614      $605
Ratio of Total Expenses to
Average Net Assets              0.23%**   0.26%   0.26%   0.25%      0.25%     0.25%
Ratio of Net Investment
Income to Average Net Assets    1.15%**   1.20%   0.85%   0.83%      0.90%     0.99%
Portfolio Turnover Rate           14%**    73%+     18%     24%        51%       38%
====================================================================================

 *Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999, or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
  †Includes activity related to a change in the fund’s target index.

63

FINANCIAL HIGHLIGHTS (CONTINUED)

Mid-cap Index Fund Admiral Shares
-----------------------------------------------------------------------------------
                                                         Year Ended
                              Six Months Ended          December 31,    Dec. 27* to
For a Share Outstanding                June 30,       -----------------   Dec . 31,
Throughout Each Period                     2004        2003       2002         2001
-----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $59.55      $44.81     $53.56        $50.00
------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                       .36        .593       .431          .056
Net Realized and Unrealized
Gain (Loss) on Investments                 3.09      14.742    (8.154)         3.982
------------------------------------------------------------------------------------
Total from Investment Operations           3.45      15.335    (7.723)         4.038
------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment
Income                                       --      (.595)     (.451)        (.320)
Distributions from Realized
Capital Gains                                --          --     (.576)        (.158)
------------------------------------------------------------------------------------
Total Distributions                          --      (.595)    (1.027)        (.478)
------------------------------------------------------------------------------------
Net Asset Value, End of Period           $63.00      $59.55     $44.81        $53.56
====================================================================================

Total Return                              5.79%      34.24%    -14.55%         8.06%
====================================================================================

Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                 $981        $842       $411          $223
Ratio of Total Expenses to
Average Net Assets                      0.13%**       0.18%      0.18%       0.20%**
Ratio of Net Investment Income
to Average Net Assets                   1.25%**       1.31%      0.94%       0.86%**
Portfolio Turnover Rate                   14%**        73%+        18%           24%
====================================================================================

 *Inception.
**Annualized.
  †Includes activity related to a change in the fund’s target index.

64

Mid-cap Index Fund Institutional Shares
------------------------------------------------------------------------------------
                       Six Months Ended         Year Ended December 31,
For a Share Outstanding        June 30,  -------------------------------------------
Throughout Each Period             2004    2003    2002    2001       2000      1999
------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $13.16  $ 9.90  $11.83  $12.23     $11.30    $10.79
------------------------------------------------------------------------------------
Investment Operations
Net Investment Income               .07    .147    .103    .097       .081      .083
Net Realized and
Unrealized Gain (Loss) on
Investments                         .69   3.250 (1.798)  (.166)      1.918     1.448
------------------------------------------------------------------------------------
Total from Investment Operations    .76   3.397 (1.695)  (.069)      1.999     1.531
------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment
Income                               --  (.137)  (.108)  (.086)     (.089)    (.086)
Distributions from Realized
Capital Gains                        --      --  (.127)  (.245)     (.980)    (.935)
------------------------------------------------------------------------------------
Total Distributions                  --  (.137)  (.235)  (.331)    (1.069)   (1.021)
------------------------------------------------------------------------------------
Net Asset Value, End
of Period                        $13.92  $13.16  $ 9.90  $11.83    $12.23     $11.30
====================================================================================

Total Return*                     5.78%  34.33% -14.45%  -0.37%     18.39%    15.41%
====================================================================================
Ratios/supplemental Data
Net Assets, End of Period
(Millions)                       $1,492  $1,071    $653    $650       $307      $143
Ratio of Total Expenses to
Average Net Assets              0.08%**   0.10%   0.10%   0.10%      0.12%     0.12%
Ratio of Net Investment
Income to Average Net Assets    1.30%**   1.36%   1.01%   1.00%      1.03%     1.11%
Portfolio Turnover Rate           14%**    73%+     18%     24%        51%       38%
====================================================================================

 *Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999.
**Annualized.
  †Includes activity related to a change in the fund’s target index.

65

FINANCIAL HIGHLIGHTS (CONTINUED)

Mid-cap Index Fund Viper Shares
------------------------------------------------------------------------

                                                            Jan. 26* to
For a Share Outstanding Throughout the Period             June 30, 2004
------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $50.34
------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                             .26
  Net Realized and Unrealized Gain (Loss) on Investments            .34
------------------------------------------------------------------------
   Total from Investment Operations                                 .60
------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                               --
  Distributions from Realized Capital Gains                          --
------------------------------------------------------------------------
   Total Distributions                                               --
------------------------------------------------------------------------
Net Asset Value, End of Period                                   $50.94
========================================================================

Total Return                                                      1.19%
========================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                              $20
  Ratio of Total Expenses to Average Net Assets                 0.18%**
  Ratio of Net Investment Income to Average Net Assets          1.33%**
  Portfolio Turnover Rate                                         14%**
========================================================================
 *Inception.
**Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

66

NOTES TO FINANCIAL STATEMENTS

Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. Both funds offer four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the funds’ minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker. The Mid-Cap Index Fund VIPER Shares were first issued on January 26, 2004, and were offered to the public on January 30, 2004.

A.The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The funds use S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Repurchase Agreements: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

67

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

---------------------------------------------------------------------------
                 Capital Contribution       Percentage       Percentage of
                          to Vanguard          of Fund          Vanguard's
Index Fund                      (000)       Net Assets      Capitalization
---------------------------------------------------------------------------
Extended Market                $1,123            0.01%               1.12%
Mid-Cap                           946             0.01                0.95
---------------------------------------------------------------------------

The funds’ trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2003, the funds had the following tax-basis capital losses available to offset future net capital gains:

------------------------------------------------------------
                              Capital Losses
                              --------------
                                         Expiration: Fiscal
                   Amount                      Years Ending
Index Fund          (000)                       December 31
------------------------------------------------------------
Extended Market  $573,529                         2009-2012
Mid-Cap           548,640                         2011-2012
------------------------------------------------------------

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2004; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

68

At June 30, 2004, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

----------------------------------------------------------------------------
                                                  (000)
                  ----------------------------------------------------------
                                                             Net Unrealized
                        Appreciated    Depreciated             Appreciation
Index Fund              Securities     Securities           (Depreciation)
----------------------------------------------------------------------------
Extended Market         $2,438,824   $(1,403,355)               $1,035,469
Mid-Cap                  1,514,674      (104,145)                1,410,529
----------------------------------------------------------------------------

At June 30, 2004, the aggregate settlement value of open futures contracts expiring in September 2004 and the related unrealized appreciation (depreciation) were:

  ----------------------------------------------------------------------------------------
                                                                     (000)
                                                     -------------------------------------
                                                        Aggregate         Unrealized
                                       Number of       Settlement       Appreciation
Index Fund/futures Contracts      Long Contracts            Value     (Depreciation)
------------------------------------------------------------------------------------------
Extended Market/
  E-mini S&P MidCap 400 Index                 50      $     3,041               $ 70
  S&P MidCap 400 Index                         3              912                 19
  Russell 2000 Index                          22            6,516                300
Mid-Cap/
  E-mini S&P MidCap 400 Index                 18            1,095                  5
  S&P MidCap 400 Index                        40           12,165                272
------------------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2004, purchases and sales of investment securities other than temporary cash investments were:

----------------------------------------------------------
                                     (000)
                       -----------------------------------
Index Fund                 Purchases                Sales
----------------------------------------------------------
Extended Market           $1,128,186             $506,827
Mid-Cap                    1,164,101              438,540
----------------------------------------------------------

E. The market value of securities on loan to broker/dealers at June 30, 2004, and collateral received with respect to such loans were:

----------------------------------------------------------
                                        (000)
                          --------------------------------
                          Market Value               Cash
                             of Loaned         Collateral
Index Fund                  Securities           Received
----------------------------------------------------------
Extended Market               $317,907           $350,368
Mid-Cap                        146,983            156,018
----------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

69

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. Capital share transactions for each class of shares were:

-----------------------------------------------------------------------------------
                                    Six Months Ended               Year Ended
                                      June 30, 2004             December 31, 2003
                                 -----------------------   ------------------------
                                   Amount        Shares     Amount           Shares
Index Fund                          (000)         (000)      (000)            (000)
-----------------------------------------------------------------------------------
Extended Market
 Investor Shares
Issued                           $740,981        26,688 $1,043,071           45,478
Issued in Lieu of Cash
Distributions                          --            --     31,753            1,220
Redeemed                        (412,953)      (14,966)  (608,627)         (27,268)
                               -----------------------------------------------------
Net Increase (Decrease)
--Investor Shares                328,028         11,722    466,197           19,430
                            --------------------------------------------------------
Admiral Shares
Issued                            238,610         8,560    400,805           17,637
Issued in Lieu of Cash
Distributions                          --            --      7,595              293
Redeemed                        (214,596)       (7,707)  (225,312)         (10,194)
                            --------------------------------------------------------
Net Increase (Decrease)
--Admiral Shares                  24,014           853     183,088            7,736
                            --------------------------------------------------------
Institutional Shares
Issued                            275,206         9,885    798,707           36,316
Issued in Lieu of Cash
Distributions                          --            --     11,140              431
Redeemed                        (172,120)       (6,282)  (305,722)         (13,978)
                            --------------------------------------------------------
Net Increase (Decrease)
--Institutional Shares           103,086         3,603     504,125           22,769
                            --------------------------------------------------------
VIPER Shares
Issued                             92,510         1,279     57,619              904
Issued in Lieu of Cash
Distributions                          --            --         14               --
Redeemed                               --            --         --               --
                             -------------------------------------------------------
Net Increase (Decrease)
--VIPER Shares                    92,510         1,279      57,633              904
------------------------------------------------------------------------------------
Mid-Cap
 Investor Shares
Issued                           $865,047        63,891 $1,136,824          100,873
Issued in Lieu of Cash
Distributions                          --            --     29,801            2,292
Redeemed                        (427,892)      (31,754)  (636,170)         (57,631)
                             -------------------------------------------------------
Net Increase (Decrease)
--Investor Shares                437,155        32,137     530,455           45,534
                             -------------------------------------------------------
Admiral Shares
Issued                            226,782         3,702    416,475            7,996
Issued in Lieu of Cash
Distributions                          --            --      6,645              113
Redeemed                        (138,506)       (2,268)  (164,608)          (3,129)
                             -------------------------------------------------------
Net Increase (Decrease)
--Admiral Shares                  88,276         1,434     258,512            4,980
                             -------------------------------------------------------
Institutional Shares
Issued                            420,707        31,026    344,525           30,275
Issued in Lieu of Cash
Distributions                          --            --      9,135              702
Redeemed                         (71,063)       (5,247)  (178,717)         (15,554)
                            --------------------------------------------------------
Net Increase (Decrease)
--Institutional Shares           349,644        25,779     174,943           15,423
                            --------------------------------------------------------
VIPER Shares
Issued                             20,211           402         --               --
Issued in Lieu of Cash
Distributions                          --            --         --               --
Redeemed                               --            --         --               --
                            --------------------------------------------------------
Net Increase (Decrease)
--VIPER Shares                    20,211           402          --               --
------------------------------------------------------------------------------------

70

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71

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years

------------------------------------------------------------------------------------------
John J. Brennan*      Chairman of the      Chairman of the Board, Chief Executive
(1954)                Board, Chief         Officer, and Director/Trustee of The
 May 1987             Executive Officer,   Vanguard Group, Inc., and of each of the
                      and Trustee          investment companies served by The
                      (131)                Vanguard Group.

------------------------------------------------------------------------------------------
INDEPENDENT           TRUSTEES
Charles D. Ellis      Trustee              The Partners of `63 (pro bono ventures
(1937)                (131)                in education); Senior Advisor to Greenwich);
January 2001                               Associates (international business
                                           strategy consulting Successor Trustee of Yale
                                           University; Overseer of the Stern School
                                           Trustee of Business at New York
                                           University; of the Whitehead
                                           Institute Biomedical Research.

------------------------------------------------------------------------------------------
Rajiv L. Gupta        Trustee              Chairman and Chief Executive Officer
(1945)                (131)                (since October 1999), Vice Chairman
December 2001                              (January-September 1999), and Vice
                                           President (prior to September 1999) of
                                           Rohm and Haas Co. (chemicals); Director
                                           of Technitrol, Inc. (electronic
                                           components), and Agere Systems
                                           (communications components); Board
                                           Member of the American Chemistry
                                           Council; Trustee of Drexel University.

------------------------------------------------------------------------------------------
Joann Heffernan       Trustee              Vice President, Chief Information
Heisen                (131)                Officer, and Member of the Executive
(1950)                                     Committee of Johnson & Johnson
July 1998                                  (pharmaceuticals/consumer products);
                                           Director of the University Medical Center
                                           at Princeton and Women's Research and
                                           Education Institute.

------------------------------------------------------------------------------------------
Burton G. Malkiel     Trustee              Chemical Bank Chairman's Professor
(1932)                (129)                of Economics, Princeton University;
May 1977                                   Director of Vanguard Investment Series
                                           plc (Irish invest-ent fund) (since
                                           November 2001), Vanguard Group (Ireland)
                                           Limited (Irish investment management
                                           firm) (since November 2001), Prudential
                                           Insurance Co. of America, BKF Capital
                                           (investment management), The Jeffrey Co.
                                           (holding company), and NeuVis, Inc.
                                           (software company).
------------------------------------------------------------------------------------------

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years

------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.  Trustee             Chairman, President, Chief
(1941)                 (131)               Executive Officer, and Director of NACCO
January 1993                               Industries, Inc. (forklift trucks/
                                           housewares/lignite); Director of Goodrich
                                           Corporation (industrial products/aircraft
                                           systems and services); Director of
                                           Standard Products Company (supplier
                                           for the automotive industry)
                                           until 1998.

------------------------------------------------------------------------------------------
J. Lawrence Wilson     Trustee             Retired Chairman and Chief
(1936)                 (131)               Executive Officer of Rohm and Haas Co.
April 1985                                 (chemicals); Director of Cummins Inc.
                                           (diesel engines), MeadWestvacoCorp.
                                           (paper products), and
                                           AmerisourceBergen Corp.
                                           (pharmaceutical distribution);
                                           Trustee of Vanderbilt University.

------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton      Secretary           Managing Director and General
(1951)                 (131)               Counsel of The Vanguard Group, Inc.;
June 2001                                  Secretary of The Vanguard Group and
                                           of each of the investmentcompanies
                                           served by The Vanguard Group.

------------------------------------------------------------------------------------------
Thomas J. Higgins      Treasurer           Principal of The Vanguard
(1957)                 (131)               Group, Inc.; Treasurer of each of
July 1998                                  the investment companies served by
                                           The Vanguard Group.

------------------------------------------------------------------------------------------

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.
James H. Gately, Investment Programs and Services.
Kathleen C. Gubanich, Human Resources.
F. William Mcnabb, III, Client Relationship Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Finance.
George U. Sauter, Chief Investment Officer.
------------------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk, VIPER, VIPERS, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500 ®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

Russell is a trademark of The Frank Russell Company.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling 1-800-662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, beginning August 31, 2004, you may obtain a free report on how the funds voted the proxies for securities they owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

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© 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Vanguard® U.S. Stock Index Funds

Large-Capitalization Portfolios

June 30, 2004

semiannual report

Vanguard® Growth Index Fund
Vanguard® Value Index Fund
Vanguard® Large-Cap Index Fund
Vanguard® Total Stock Market Index Fund

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund’s return and presents data and analysis that provide insight into the fund’s performance and investment approach.

By reading the letter from Vanguard’s chairman, you’ll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund’s performance and characteristics stack up against those of similar funds and market benchmarks.

It’s important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund’s performance and information about some of its holdings are available on Vanguard.com®.

CONTENTS
1    LETTER FROM THE CHAIRMAN
9    FUND PROFILES
13   GLOSSARY OF INVESTMENT TERMS
14   PERFORMANCE SUMMARIES
17   ABOUT YOUR FUND´S EXPENSES
19   FINANCIAL STATEMENTS
59   ADVANTAGES OF VANGUARD.COM

Summary

* All four Vanguard large-capitalization stock index funds met their objective of closely tracking the returns of their indexes during the six months ended June 30.

* Large-cap stocks advanced modestly, as rising interest rates provoked investor anxiety. Small-cap stocks posted stronger returns.

* Financial stocks, which play a significant role in each of the funds, generated modestly positive returns, but were restrained by rising rates. Energy stocks, which benefited from higher oil prices, provided the best returns.

Want less clutter in your mailbox? Just register with Vanguard.com and opt to get fund reports online.

INDEXED TO MSCI

Growth Index FundValue
Index FundLarge-Cap
Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder,

During the six months ended June 30, 2004, the U.S. stock market got off to a strong start, but stalled as robust economic growth led to higher interest rates and raised the specter of accelerating inflation. The Vanguard large-capitalization index funds, which posted modest half-year returns, succeeded in their objective of closely tracking the returns of their target benchmarks.

Vanguard Total Stock Market Index Fund delivered the highest total returns as a result of its inclusion of small- and mid-cap stocks, which outperformed their large counterparts. Vanguard Large-Cap Index Fund, which began operations in late January and thus missed a month of respectable market performance, delivered the lowest returns. The table on page 2 presents the total returns of the funds and their target indexes, along with the average returns of their peer groups. The funds’ starting and ending net asset values, as well as their income distributions, appear in a table on page 6.

STOCKS GAINED AS THE ECONOMY REBOUNDED

The U.S. stock market registered moderate returns in a positive economic environment. Corporate earnings growth was strong, and consumers grew more confident as economic growth—and job creation—accelerated.

Gains were tempered, however, by a two-month period in which indicators of rising inflation rattled investors. Unrest in the Middle East and growing global demand pushed the price of crude oil past a level last seen more than 20 years earlier, during the Iran-Iraq War. But good economic news was back in the headlines in May and June, prompting a snapback for stocks.

1

For the six months, the broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 3.9%. The Russell 1000 Index of mid-to large-cap stocks produced a 3.3% gain, while the Russell 2000 Index, a proxy for small-cap stocks, jumped 6.8%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their book values and other fundamental measures) outdistanced growth stocks (those expected to produce above-average earnings growth).

Total Returns                                                           Six Months Ended
                                                                           June 30, 2004
Vanguard Growth Index Fund
    Investor Shares                                                                 3.0%
    Admiral Shares                                                                   3.1
    Institutional Shares                                                             3.1
    VIPER Shares
        Market Price                                                               -1.4*
        Net Asset Value                                                            -1.4*
MSCI US Prime Market Growth Index                                                    3.1
Average Large-Cap Growth Fund**                                                      2.4
Vanguard Value Index Fund
    Investor Shares                                                                 3.7%
    Admiral Shares                                                                   3.8
    Institutional Shares                                                             3.8
    VIPER Shares
        Market Price                                                                0.2*
        Net Asset Value                                                             0.2*
MSCI US Prime Market Value Index                                                     3.8
Average Large-Cap Value Fund**                                                       3.2
Vanguard Large-Cap Index Fund
    Investor Shares                                                                1.4%*
    Admiral Shares                                                                  1.1*
    VIPER Shares
        Market Price                                                                0.4*
        Net Asset Value                                                             0.3*
MSCI US Prime Market 750 Index                                                      1.5†
Average Large-Cap Core Fund**                                                       0.5†
Vanguard Total Stock Market Index Fund
    Investor Shares                                                                 3.9%
    Admiral Shares                                                                   3.9
    Institutional Shares                                                             4.0
    VIPER Shares
        Market Price                                                                 4.2
        Net Asset Value                                                              3.9
Dow Jones Wilshire 5000 Index                                                        3.9
Average Multi-Cap Core Fund**                                                        3.3

*Return since inception. Inception dates are: for Growth and Value Index Fund VIPER Shares, January 26, 2004; for Large-Cap Index Fund Investor Shares, January 30, 2004; for Large-Cap Index Fund Admiral Shares, February 2, 2004; and for Large-Cap Index Fund VIPER Shares, January 27, 2004.
**Derived from data provided by Lipper Inc.
† Return since January 30, 2004.

BONDS REACTED TO THE STRONGER ECONOMY

In the fixed income markets, rates stayed at historically low levels during the first half of the period, then rose sharply in April as the economy strengthened. For the six months, the yield of the benchmark 10-year U.S. Treasury note increased 33 basis points (0.33 percentage point), from 4.25% to 4.58%. At the short end of the maturity spectrum, rates climbed more sharply in anticipation of the Federal Reserve Board’s increase in its target federal funds rate. The Fed acted on June 30, lifting its target by 25 basis points, the first increase in four years. The yield of the 3-month Treasury bill, a proxy for money market rates, climbed from 0.92% at year-end 2003 to 1.26% on June 30.

2

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares

This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER® Shares

Traded on the American Stock Exchange, VIPERs® are available only through brokers. The table on page 2 shows VIPER returns based on both the AMEX market price and the net asset value for a share.

As earnings growth fortified corporate balance sheets, corporate bonds became more attractive, enhancing their performance relative to Treasuries. This trend was particularly obvious among lesser-quality bonds; the Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, posted a six-month return of 1.4%, compared with the 0.2% return of the broad market, as measured by the Lehman Aggregate Bond Index.

FINANCIALS WERE SUBDUED, WHILE ENERGY WAS STRONG

During the past six months, the returns of the Vanguard large-cap index funds were the product of subdued-to-weak results from large industry sectors such as financial services and technology, and stronger performances from small sectors such as “other energy.” Energy-related stocks benefited from persistently high oil prices, while financial services stocks, which make up the broad stock market’s largest sector, teetered as interest rates rose. (Higher rates boost the cost of funds for banks and brokerages, reducing the profitability of lending as well as other financial services operations.) Technology stocks, another sizable market sector, were the weakest performers, posting a modest loss overall.

In Vanguard Total Stock Market Index Fund, which seeks to capture the returns of all publicly traded U.S. stocks, the net result of these different sector performances was a six-month return of 3.9% for the Investor Shares. The fund got a boost relative to the other large-cap index funds from its exposure to small and mid-sized companies, which, as noted earlier, outperformed large stocks.

As you would expect, the size of industry sectors differs between the Growth and Value Index Funds, which seek to capture the returns of the MSCI US Prime Market Growth and Value Indexes, respectively. These differences explain the Value Index Fund’s better performance during the six months. For example, the Value Index Fund had more

3

exposure to the strongly performing energy sectors. The fund’s sizable weighting in financial services stocks restrained returns, but on the plus side, the fund had very little exposure to tech stocks, and this limited stake included some of the tech sector’s best performers.

Market Barometer                                                             Total Returns
                                                               Periods Ended June 30, 2004

                                                              Six          One        Five
                                                           Months         Year      Years*
Stocks
Russell 1000 Index (Large-caps)                              3.3%        19.5%       -1.6%
Russell 2000 Index (Small-caps)                               6.8         33.4         6.6
Dow Jones Wilshire 5000 Index                                 3.9         21.2        -1.0
    (Entire market)
MSCI All Country World Index
    ex USA (International)                                    4.1         32.5         1.0

Bonds
Lehman Aggregate Bond Index                                  0.2%         0.3%        6.9%
    (Broad taxable market)
Lehman Municipal Bond Index                                  -0.7          0.8         5.9
Citigroup 3-Month Treasury Bill Index                         0.5          1.0         3.1

CPI
Consumer Price Index                                         2.9%         3.3%        2.7%
*Annualized.

The Growth Index Fund’s heavy tech weighting was clearly a negative. The fund’s six-month returns were within striking distance of the Value Index Fund’s returns, however, thanks to strong results from consumer discretionary stocks—the retailers, restaurants, and entertainment purveyors that tend to thrive in an expanding economy—as well as from growth-oriented food processors in the consumer staples group and from health care stocks, in which the fund has a sizable stake.

In late January, Vanguard Large-Cap Index Fund began operations. The fund, which essentially is the combination of the Growth and Value Index Funds, seeks to track the MSCI US Prime Market 750 Index. During the first five months of operation, the Large-Cap Index Fund’s Investor Shares returned 1.4% and its Admiral Shares returned 1.1%. As you would expect, these returns fell in between the returns of the Growth and Value Index Funds over the same period. The Large-Cap Index Fund’s exchange-traded shares, or VIPERs, provided a lower return than that of the conventional shares, but only because the VIPERs were introduced three days before the conventional shares. Those three days happened to be days of general market decline.

The results posted by the Investor Shares of all four index funds came within 0.1 percentage point of the returns of their target indexes, a testament to the skills of Vanguard Quantitative Equity Group, the funds’ advisor. It’s worth remembering that the indexes are theoretical constructs, incurring no operating or transaction costs. Index funds, on the other hand, must contend with these real-world challenges.

4

DO NOT WAVER IN THE FACE OF VOLATILITY

The recent rise in interest rates has reverberated through both the stock and bond markets. A prudent response to this volatility is to remain focused on an investment plan designed to help you meet your financial goals while allowing you to sleep at night. Vanguard has long advised that such a plan include allocations to stock, bond, and money market portfolios in proportions suited to your unique circumstances. The four Vanguard large-cap index funds are an excellent means of capturing the returns of the broad stock market or of discrete segments among the market’s largest companies. The funds provide broad diversification at extremely low cost, and over time, the three older funds have proved extremely tax-efficient.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 14, 2004

5

Your Fund's Performance at a Glance                     December 31, 2003-June 30, 2004
                                                                Distributions Per Share
                                           Starting        Ending       Income  Capital
                                        Share Price   Share Price    Dividends    Gains
Growth Index Fund
    Investor Shares                          $24.92        $25.60       $0.070   $0.000
    Admiral Shares                            24.92         25.60        0.081    0.000
    Institutional Shares                      24.92         25.60        0.085    0.000
    VIPER Shares                             50.64*         49.75        0.160    0.000
Value Index Fund
    Investor Shares                          $18.95        $19.45       $0.200   $0.000
    Admiral Shares                            18.95         19.45        0.208    0.000
    Institutional Shares                      18.95         19.45        0.212    0.000
    VIPER Shares                             50.34*         49.89        0.534    0.000
Large-Cap Index Fund
    Investor Shares                         $20.00*        $20.09       $0.195   $0.000
    Admiral Shares                           25.08*         25.11        0.249    0.000
    VIPER Shares                             50.01*         49.71        0.462    0.000
Total Stock Market Index Fund
    Investor Shares                          $25.99        $26.83       $0.170   $0.000
    Admiral Shares                            25.99         26.83        0.180    0.000
    Institutional Shares                      26.00         26.84        0.186    0.000
    VIPER Shares                             106.81        110.25        0.730    0.000

*Share price at inception. Inception dates are: for Growth and Value Index Fund VIPER Shares, January 26, 2004; for Large-Cap Index Fund Investor Shares, January 30, 2004; for Large-Cap Index Fund Admiral Shares, February 2, 2004; and for Large-Cap Index Fund VIPER Shares, January 27, 2004.

Growth Index Fund VIPER SharesPremium/Discount: January 26, 2004*–June 30, 2004

                                    Closing Price
                                  Above or Equal to             Closing Price Below
                               Closing Net Asset Value        Closing Net Asset Value
                                Number       Percentage of       Number     Percentage of
Basis Point Differential**     of Days          Total Days      of Days        Total Days
0–24.9                              70              64.22%           35            32.11%
25–49.9                              1                0.92            0              0.00
50–74.9                              2                1.83            0              0.00
75–100.0                             1                0.92            0              0.00
>100.0                               0                0.00            0              0.00
Total                               74              67.89%           35            32.11%

   *Inception.
**One basis point equals 1/100th of 1%.

6

Value Index Fund VIPER SharesPremium/Discount: January 26, 2004*–June 30, 2004

                                 Closing Price
                               Above or Equal to             Closing Price Below
                            Closing Net Asset Value        Closing Net Asset Value

                              Number      Percentage of        Number     Percentage of
Basis Point Differential**   of Days         Total Days       of Days        Total Days
0–24.9                            70             64.22%            38            34.86%
25–49.9                            1               0.92             0              0.00
50–74.9                            0               0.00             0              0.00
75–100.0                           0               0.00             0              0.00
>100.0                             0               0.00             0              0.00
Total                             71             65.14%            38            34.86%

   *Inception.
**One basis point equals 1/100th of 1%.

Large-Cap Index Fund VIPER SharesPremium/Discount: January 27, 2004*–June 30, 2004

                                 Closing Price
                               Above or Equal to             Closing Price Below
                            Closing Net Asset Value        Closing Net Asset Value

                              Number      Percentage of        Number     Percentage of
Basis Point Differential**   of Days         Total Days       of Days        Total Days
0–24.9                            56             51.85%            51            47.22%
25–49.9                            1               0.93             0              0.00
50–74.9                            0               0.00             0              0.00
75–100.0                           0               0.00             0              0.00
>100.0                             0               0.00             0              0.00
Total                             57             52.78%            51            47.22%

   *Inception.
**One basis point equals 1/100th of 1%.

7

Total Stock Market Index Fund VIPER Shares
Premium/Discount: May 24, 2001*-June 30, 2004

                                   Closing Price
                                 Above or Equal to             Closing Price Below
                              Closing Net Asset Value        Closing Net Asset Value

                                Number      Percentage of        Number     Percentage of
Basis Point Differential**     of Days         Total Days       of Days        Total Days
0-24.9                             404             51.99%           358            46.07%
25-49.9                             10               1.29             3              0.39
50-74.9                              0               0.00             2              0.26
75-100.0                             0               0.00             0              0.00
>100.0                               0               0.00             0              0.00
Total                              414             53.28%           363            46.72%

   *Inception.
**One basis point equals 1/100th of 1%.

8

As of 6/30/2004

FUND PROFILES

These Profiles provide snapshots of each fund’s characteristics, compared where indicated with the fund’s target index and a broad market index. Key terms are defined on page 13.

GROWTH INDEX FUND
Portfolio Characteristics
                                                 Target             Broad
                                     Fund        Index*           Index**
Number of Stocks                      419           418             5,064
Median Market Cap                  $42.5B        $42.5B            $27.1B
Price/Earnings Ratio                28.9x         28.9x             22.5x
Price/Book Ratio                     4.1x          4.1x              2.8x
Yield                                              0.8%              1.6%
    Investor Shares                  0.6%
    Admiral Shares                   0.6%
    Institutional Shares             0.7%
    VIPER Shares                     0.6%
Return on Equity                    21.8%         21.8%             15.7%
Earnings Growth Rate                 9.9%          9.9%              6.7%
Foreign Holdings                     0.0%          0.0%              0.9%
Turnover Rate                        14%+            --                --
Expense Ratio                                        --                --
    Investor Shares                0.22%+
    Admiral Shares                 0.13%+
    Institutional Shares           0.09%+
    VIPER Shares                   0.15%+
Short-Term Reserves                    0%            --                --

Volatility Measures
                                      Spliced                           Broad
                      Fund            Index++          Fund           Index**
R-Squared             1.00               1.00          0.93              1.00
Beta                  1.00               1.00          0.94              1.00
Sector Diversification (% of portfolio)
                                                   Target             Broad
                                       Fund        Index*           Index**
Auto & Transportation                    2%            2%                3%
Consumer Discretionary                   19            19                15
Consumer Staples                          9             9                 7
Financial Services                       11            11                23
Health Care                              22            22                13
Integrated Oils                           0             0                 4
Other Energy                              3             3                 3
Materials & Processing                    1             1                 4
Producer Durables                         3             3                 4
Technology                               26            26                14
Utilities                                 3             3                 6
Other                                     1             1                 4

Ten Largest Holdings (% of total net assets)
Microsoft Corp.                                                       5.0%
    (software)
Pfizer Inc.                                                            4.8
    (pharmaceuticals)
Intel Corp.                                                            3.3
    (electronics)
Johnson & Johnson                                                      3.0
    (pharmaceuticals)
Cisco Systems, Inc.                                                    3.0
    (computer hardware)
American International Group, Inc.                                     2.9
    (insurance)
International Business Machines Corp.                                  2.7
    (computer hardware)
Wal-Mart Stores, Inc.                                                  2.7
    (retail)
The Procter & Gamble Co.                                               2.4
    (consumer products)
PepsiCo, Inc.                                                          1.7
    (beverages)
Top Ten                                                              31.5%
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

Market Cap                 Large
Style                      Growth

*MSCI US Prime Market Growth Index.
**Dow Jones Wilshire 5000 Index.
† Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

9

FUND PROFILES (CONTINUED)

VALUE INDEX FUND

Portfolio Characteristics
                                                 Target          Broad
                                   Fund          Index*        Index**
Number of Stocks                    415             414          5,064
Median Market Cap                $44.4B          $44.4B         $27.1B
Price/Earnings Ratio              16.1x           16.1x          22.5x
Price/Book Ratio                   2.3x            2.3x           2.8x
Yield                                              2.6%           1.6%
    Investor Shares                2.3%
    Admiral Shares                 2.4%
    Institutional Shares           2.5%
    VIPER Shares                   2.4%
Return on Equity                  19.3%           19.3%          15.7%
Earnings Growth Rate               7.3%            7.3%           6.7%
Foreign Holdings                   0.0%            0.0%           0.9%
Turnover Rate                      13%+              --             --
Expense Ratio                                        --             --
    Investor Shares              0.21%+
    Admiral Shares               0.12%+
    Institutional Shares         0.09%+
    VIPER Shares                 0.15%+
Short-Term Reserves                  0%              --             --
Volatility Measures
                                       Spliced                          Broad
                       Fund            Index++            Fund        Index**
R-Squared              1.00               1.00            0.95           1.00
Beta                   1.00               1.00            1.07           1.00

Sector Diversification (% of portfolio)
                                             Target          Broad
                                Fund         Index*        Index**
Auto & Transportation             2%             2%             3%
Consumer Discretionary             9              9             15
Consumer Staples                   6              6              7
Financial Services                34             34             23
Health Care                        5              5             13
Integrated Oils                    9              9              4
Other Energy                       2              2              3
Materials & Processing             5              5              4
Producer Durables                  5              5              4
Technology                         3              3             14
Utilities                         10             10              6
Other                             10             10              4

Ten Largest Holdings (% of total net assets)
General Electric Co.                      6.2%
    (conglomerate)
ExxonMobil Corp.                          5.3
    (oil)
Citigroup, Inc.                           4.3
    (banking)
Bank of America Corp.                     3.1
    (banking)
Merck & Co., Inc.                         1.9
    (pharmaceuticals)
Altria Group, Inc.                        1.9
    (tobacco)
ChevronTexaco Corp.                       1.8
    (oil)
Verizon Communications Inc.               1.8
    (telecommunications)
Wells Fargo & Co.                         1.8
    (banking)
SBC Communications Inc.                   1.5
    (telecommunications)
Top Ten                                  29.6%
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

Market Cap                 Large
Style                      Value

*MSCI US Prime Market Value Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

10

LARGE-CAP INDEX FUND

Portfolio Characteristics

                                                 Target          Broad
                                    Fund         Index*        Index**
Number of Stocks                     755            755          5,064
Median Market Cap                 $43.1B         $43.1B         $27.1B
Price/Earnings Ratio               20.7x          20.7x          22.5x
Price/Book Ratio                    2.9x           2.9x           2.8x
Yield                                              1.7%           1.6%
    Investor Shares                 1.5%
    Admiral Shares                  1.6%
    VIPER Shares                    1.6%
Return on Equity                   20.5%          20.5%          15.7%
Earnings Growth Rate                8.6%           8.6%           6.7%
Foreign Holdings                    0.0%           0.0%           0.9%
Turnover Rate                        2%+             --             --
Expense Ratio                                        --             --
    Investor Shares               0.20%+
    Admiral Shares                0.12%+
    VIPER Shares                  0.12%+
Short-Term Reserves                   1%             --             --

Sector Diversification (% of portfolio)
                                                        Target          Broad
                                           Fund         Index*        Index**
Auto & Transportation                        2%             2%             3%
Consumer Discretionary                       14             14             15
Consumer Staples                              7              7              7
Financial Services                           22             22             23
Health Care                                  14             14             13
Integrated Oils                               4              5              4
Other Energy                                  2              2              3
Materials & Processing                        3              3              4
Producer Durables                             4              4              4
Technology                                   15             15             14
Utilities                                     7              7              6
Other                                         5              5              4
Short-Term Reserves                          1%             --             --

Ten Largest Holdings (% of total net assets)
General Electric Co.                                                  3.1%
    (conglomerate)
ExxonMobil Corp.                                                       2.6
    (oil)
Microsoft Corp.                                                        2.5
    (software)
Pfizer Inc.                                                            2.4
    (pharmaceuticals)
Citigroup, Inc.                                                        2.2
    (banking)
Intel Corp.                                                            1.6
    (electronics)
Bank of America Corp.                                                  1.6
    (banking)
Johnson & Johnson                                                      1.5
    (pharmaceuticals)
Cisco Systems, Inc.                                                    1.5
    (computer hardware)
American International Group, Inc.                                     1.4
    (insurance)
Top Ten                                                              20.4%
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.
Investment Focus

Market Cap                 Large
Style                      Blend

*MSCI US Prime Market 750 Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

11

FUND PROFILES (CONTINUED)
TOTAL STOCK MARKET INDEX FUND

Portfolio Characteristics
                                                                 Target
                                                   Fund          Index*
Number of Stocks                                  3,630           5,064
Median Market Cap                                $27.1B          $27.1B
Price/Earnings Ratio                              22.5x           22.5x
Price/Book Ratio                                   2.8x            2.8x
Yield                                                              1.6%
    Investor Shares                                1.4%
    Admiral Shares                                 1.4%
    Institutional Shares                           1.5%
    VIPER Shares                                   1.4%
Return on Equity                                  15.7%           15.7%
Earnings Growth Rate                               6.8%            6.7%
Foreign Holdings                                   0.9%            0.9%
Turnover Rate                                      3%**              --
Expense Ratio                                                        --
    Investor Shares                             0.19%**
    Admiral Shares                              0.12%**
    Institutional Shares                        0.08%**
    VIPER Shares                                0.15%**
Short-Term Reserves                                  0%              --

Volatility Measures
                                                                 Target
                                                   Fund          Index*
R-Squared                                          1.00            1.00
Beta                                               1.00            1.00

Sector Diversification+ (% of portfolio)
                                                                  Target
                                                    Fund          Index*
Auto & Transportation                                 3%              3%
Consumer Discretionary                                15              15
Consumer Staples                                       7               7
Financial Services                                    23              23
Health Care                                           13              13
Integrated Oils                                        4               4
Other Energy                                           3               3
Materials & Processing                                 4               4
Producer Durables                                      4               4
Technology                                            14              14
Utilities                                              6               6
Other                                                  4               4

Ten Largest Holdings (% of total net assets)
General Electric Co.                                                      2.5%
    (conglomerate)
Microsoft Corp.                                                            2.2
    (software)
ExxonMobil Corp.                                                           2.1
    (oil)
Pfizer Inc.                                                                1.9
    (pharmaceuticals)
Citigroup, Inc.                                                            1.7
    (banking)
Wal-Mart Stores, Inc.                                                      1.6
    (retail)
American International Group, Inc.                                         1.4
    (insurance)
Intel Corp.                                                                1.3
    (electronics)
Bank of America Corp.                                                      1.3
    (banking)
Johnson & Johnson                                                          1.2
    (pharmaceuticals)
Top Ten                                                                  17.2%
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

Market Cap                 Large
Style                      Blend

 *Dow Jones Wilshire 5000 Index.
**Annualized. Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
 †Security classification based on Wilshire Associates methodology.

12

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

13

As of 6/30/2004

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For the performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

GROWTH INDEX FUND
Fiscal-Year Total Returns (%) December 31, 1993-June 30, 2004

Fiscal Year   Growth Index Fund Investor Shares    Spliced Growth Index
1994                                        2.9                     3.1
1995                                       38.1                    38.1
1996                                       23.7                      24
1997                                       36.3                    36.5
1998                                       42.2                    42.2
1999                                       28.8                    28.2
2000                                      -22.2                   -22.1
2001                                      -12.9                   -12.7
2002                                      -23.7                   -23.6
2003                                       25.9                    26.1
2004**                                        3                     3.1

 *S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
**Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 43–45 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2004
                                                                   Ten Years
                                           One      Five
                      Inception Date      Year     Years    Capital      Income    Total
Growth Index Fund
Investor Shares*           11/2/1992    17.33%    –4.91%     10.82%       1.10%   11.92%
Admiral Shares            11/13/2000     17.44   –6.01**          –           –        –
Institutional Shares       5/14/1998     17.49     –4.80    –0.05**      0.84**   0.79**
VIPER Shares               1/26/2004
Market Price                           –1.38**         –          –           –        –
Net Asset Value                        –1.44**         –          –           –        –

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

14

VALUE INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1993–June 30, 2004

Fiscal Year       Value Index Fund Investor Shares        Spliced Value Index*
1994                                          -0.7                        -0.6
1995                                          36.9                          37
1996                                          21.9                          22
1997                                          29.8                          30
1998                                          14.6                        14.7
1999                                          12.6                        12.7
2000                                           6.1                         6.1
2001                                         -11.9                       -11.7
2002                                         -20.9                       -20.9
2003                                          32.2                        32.4
2004**                                         3.7                         3.8

 *S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
**Six months ended June 30, 2004.

Average Annual Total Returns for periods ended June 30, 2004 <PRE>

                                                                    Ten Years
                                            One      Five
                       Inception Date      Year     Years    Capital      Income    Total
Value Index Fund
Investor Shares*            11/2/1992    20.82%     0.06%      8.87%       2.30%   11.17%
Admiral Shares             11/13/2000     20.92   -0.32**         --          --       --
Institutional Shares         7/2/1998     20.98      0.18     0.46**      2.00**   2.46**
VIPER Shares                1/26/2004
Market Price                             0.19**        --         --          --       --
Net Asset Value                          0.18**        --         --          --       --

Large-Cap Index Fund
Investor Shares*           1/30/2004   1.44%**        --         --          --       --
Admiral Shares              2/2/2004    1.13**        --         --          --       --
VIPER Shares               1/27/2004
Market Price                            0.40**        --         --          --       --
Net Asset Value                         0.33**        --         --          --       --

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.
Note: See Financial Highlights tables on pages 46–49 for dividend and capital gains information.

15

PERFORMANCE SUMMARIES (CONTINUED)

TOTAL STOCK MARKET INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1993–June 30, 2004

Fiscal Year    Total Stock Market Index Fund Investor Shares    Dow Jones Wilshire 5000 Index
1994                                                    -0.2                             -0.1
1995                                                    35.8                             36.4
1996                                                      21                             21.2
1997                                                      31                             31.3
1998                                                    23.3                             23.4
1999                                                    23.8                             23.6
2000                                                   -10.6                            -10.9
2001                                                     -11                              -11
2002                                                     -21                            -20.9
2003                                                    31.4                             31.6
2004*                                                    3.9                              3.9

 *Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 50 and 51 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2004

                                                                          Ten Years
                                              One       Five
                         Inception Date      Year      Years    Capital    Income     Total
Total Stock Market
Index Fund
Investor Shares*              4/27/1992     20.99%    -1.01%      9.81%     1.62%    11.43%
Admiral Shares               11/13/2000      21.06   -1.76**         --        --        --
Institutional Shares           7/7/1997      21.17     -0.90     3.84**    1.46**    5.30**
VIPER Shares                  5/24/2001
Market Price                                 21.27   -0.84**         --        --        --
Net Asset Value                              21.06   -0.85**         --        --        --

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

16

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Six Months Ended June 30, 2004*

                                           Beginning           Ending          Expenses
                                       Account Value    Account Value       Paid During
                                          12/31/2003        6/30/2004          Period**
Based on Actual Fund Return
  GrowthIndex Fund
        Investor Shares                       $1,000           $1,030             $1.11
        Admiral Shares                         1,000            1,031              0.66
        Institutional Shares                   1,000            1,031              0.45
  Value Index Fund
        Investor Shares                       $1,000           $1,037             $1.06
        Admiral Shares                         1,000            1,038              0.61
        Institutional Shares                   1,000            1,038              0.46
  Total Stock Market Index Fund
        Investor Shares                       $1,000           $1,039             $0.96
        Admiral Shares                         1,000            1,039              0.61
        Institutional Shares                   1,000            1,040              0.41
        VIPER Shares                           1,000            1,039              0.76

Based on Hypothetical 5% Return
  Growth Index Fund
        Investor Shares                       $1,000           $1,049             $1.12
        Admiral Shares                         1,000            1,049              0.66
        Institutional Shares                   1,000            1,050              0.46
  Value Index Fund
        Investor Shares                       $1,000           $1,049             $1.07
        Admiral Shares                         1,000            1,049              0.61
        Institutional Shares                   1,000            1,050              0.46
  Total Stock Market Index Fund
        Investor Shares                       $1,000           $1,049             $0.97
        Admiral Shares                         1,000            1,049              0.61
        Institutional Shares                   1,000            1,050              0.41
        VIPER Shares                           1,000            1,049              0.76

*The table does not include data for funds or share classes of funds with fewer than six months of history.
**Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

The table on this page illustrates your fund’s costs in two ways:
* Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

17

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Annualized Expense Ratios:
Your fund compared with its peer group

                                     Fund       Peer Group*
Growth Index Fund                                     1.61%
    Investor Shares                 0.22%
    Admiral Shares                  0.13
    Institutional Shares            0.09
    VIPER Shares                    0.15
Value Index Fund                                      1.42%
    Investor Shares                 0.21%
    Admiral Shares                  0.12
    Institutional Shares            0.09
    VIPER Shares                    0.15
Large-Cap Index Fund                                  1.44%
    Investor Shares                 0.20%
    Admiral Shares                  0.12
    VIPER Shares                    0.12
Total Stock Market Index Fund                         1.44%
    Investor Shares                 0.19%
    Admiral Shares                  0.12
    Institutional Shares            0.08
    VIPER Shares                    0.15

*Peer groups are: for the Growth Index Fund, the Average Large-Cap Growth Fund; for the Value Index Fund, the Average Large-Cap Value Fund; for the Large-Cap Index Fund, the Average Large-Cap Core Fund; and for the Total Stock Market Index Fund, the Average Multi-Cap Core Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

* Based on hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

18

As of 6/30/2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report. The Growth Index, Value Index, and Large-Cap Index Funds’ Statements of Net Assets are provided below. This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

                                                                     Market
                                                                     Value•
Growth Index Fund                             Shares                  (000)
COMMON STOCKS (100.0%)
Auto & Transportation (2.0%)
   United Parcel Service, Inc.             1,034,448         $       77,759
   FedEx Corp.                               516,569                 42,199
   Harley-Davidson, Inc.                     536,641                 33,240
   Southwest Airlines Co.                  1,294,919                 21,716
   Expeditors International of
   Washington, Inc.                          191,726                  9,473
   C.H. Robinson Worldwide, Inc.             140,134                  6,424
   Gentex Corp.                              133,474                  5,296
*  JetBlue Airways Corp.                     130,485                  3,834
                                                                    199,941
Consumer Discretionary (18.9%)
   Wal-Mart Stores, Inc.                   5,126,656                270,482
   Home Depot, Inc.                        4,146,415                145,954
*  eBay Inc.                                 834,258                 76,710
*  Yahoo! Inc.                             2,060,747                 74,867
   Gillette Co.                            1,743,381                 73,919
   Lowe's Cos., Inc.                       1,361,394                 71,541
   Target Corp.                            1,577,957                 67,016
   Cendant Corp.                           1,836,391                 44,955
   Liberty Media Corp.                     4,437,628                 39,894
   Avon Products, Inc.                       857,956                 39,586
  Clear Channel
  Communications, Inc.                       955,363         $       35,301
  Costco Wholesale Corp.                     834,771                 34,284
  Starbucks Corp.                            717,775                 31,209
  Amazon.com, Inc.                           552,691                 30,066
  Electronic Arts Inc.                       544,649                 29,711
  The Gap, Inc.                            1,142,747                 27,712
  The McGraw-Hill Cos., Inc.                 348,796                 26,707
  Staples, Inc.                              910,160                 26,677
  Omnicom Group Inc.                         347,259                 26,353
  InterActiveCorp                            864,329                 26,051
  Best Buy Co., Inc.                         503,011                 25,523
  International Game Technology              631,031                 24,358
  NIKE, Inc. Class B                         314,088                 23,792
  Kohl's Corp.                               558,116                 23,597
  Apollo Group, Inc. Class A                 256,096                 22,611
  TJX Cos., Inc.                             917,323                 22,144
  DirecTV Group, Inc.                      1,260,967                 21,563
  Bed Bath & Beyond, Inc.                    543,865                 20,912
  Accenture Ltd.                             746,957                 20,526
  Yum! Brands, Inc.                          530,543                 19,747
  Waste Management, Inc.                     525,601                 16,110
  Coach, Inc.                                340,201                 15,374

19

                                                                    Market
                                                                    Value^
Growth Index Fund                            Shares                  (000)
*  EchoStar Communications Corp.
   Class A                                  448,681         $       13,797
*  Univision Communications Inc.            417,116                 13,319
   Hilton Hotels Corp.                      660,377                 12,323
   Cintas Corp.                             233,765                 11,144
   Estee Lauder Cos. Class A                225,906                 11,020
   Harrah's Entertainment, Inc.             202,843                 10,974
   Harman International
   Industries, Inc.                         113,883                 10,363
   Dollar General Corp.                     521,216                 10,195
*  AutoZone Inc.                            127,219                 10,190
   Tiffany & Co.                            267,180                  9,846
   Washington Post Co. Class B                9,994                  9,295
   Black & Decker Corp.                     142,987                  8,884
   Robert Half International, Inc.          297,542                  8,858
   Family Dollar Stores, Inc.               282,461                  8,592
   PETsMART, Inc.                           260,652                  8,458
*  Career Education Corp.                   182,439                  8,312
*  XM Satellite Radio Holdings, Inc.        303,505                  8,283
   Manpower Inc.                            159,365                  8,091
   RadioShack Corp.                         280,483                  8,030
   CDW Corp.                                122,520                  7,812
   E.W. Scripps Co. Class A                  74,053                  7,776
   New York Times Co. Class A               168,096                  7,516
   Ross Stores, Inc.                        275,704                  7,378
*  ChoicePoint Inc.                         159,222                  7,270
*  Mohawk Industries, Inc.                   97,123                  7,122
   Mandalay Resort Group                    100,462                  6,896
   Abercrombie & Fitch Co.                  175,776                  6,811
*  Chico's FAS, Inc.                        150,736                  6,807
*  Interpublic Group of Cos., Inc.          495,522                  6,804
   Michaels Stores, Inc.                    123,568                  6,796
   Tribune Co.                              147,361                  6,711
   Fastenal Co.                             117,523                  6,679
*  Lamar Advertising Co. Class A            151,477                  6,567
   Alberto-Culver Co. Class B               128,458                  6,441
*  Sirius Satellite Radio, Inc.           2,019,630                  6,220
*  MGM Mirage, Inc.                         130,027                  6,103
*  Williams-Sonoma, Inc.                    182,031                  6,000
*  Brinker International, Inc.              174,586                  5,957
   Darden Restaurants Inc.                  285,492                  5,867
*  VeriSign, Inc.                           289,092                  5,753
*  Fisher Scientific
   International Inc.                        98,881                  5,710
   Aramark Corp. Class B                    191,409                  5,505
*  Dollar Tree Stores, Inc.                 199,502                  5,472
*  Iron Mountain, Inc.                      109,349                  5,277
   GTECH Holdings Corp.                     107,669                  4,986
   Outback Steakhouse                       115,811                  4,790
   Circuit City Stores, Inc.                364,753                  4,724
*  Advance Auto Parts, Inc.                  94,373                  4,169
*  CarMax, Inc.                             189,207         $        4,138
*  Convergys Corp.                          261,289                  4,024
*  Corinthian Colleges, Inc.                161,670                  4,000
   Meredith Corp.                            69,621                  3,826
*  Rent-A-Center, Inc.                      119,591                  3,579
*  The Cheesecake Factory                    89,449                  3,559
   Maytag Corp.                             143,243                  3,511
*  Westwood One, Inc.                       143,582                  3,417
*  Pixar, Inc.                               45,901                  3,191
   Polo Ralph Lauren Corp.                   92,548                  3,188
*  Weight Watchers
   International, Inc.                       77,651                  3,039
*  Allied Waste Industries, Inc.            227,001                  2,992
*  Entercom Communications Corp.             74,602                  2,783
   International Speedway Corp.              51,593                  2,509
   Hasbro, Inc.                             101,152                  1,922
   The McClatchy Co. Class A                 23,585                  1,654
*  Radio One, Inc. Class D                   99,052                  1,586
*  Hewitt Associates, Inc.                   55,622                  1,530
*  Citadel Broadcasting Corp.                96,738                  1,409
*  Columbia Sportswear Co.                   25,547                  1,395
   Metro-Goldwyn-Mayer Inc.                 107,204                  1,297
*  Cox Radio, Inc.                           72,495                  1,260
*  Radio One, Inc.                           51,271                    826
   Regal Entertainment Group
   Class A                                   31,312                    567
*  Liberty Media International Inc.
   Class A                                      245                      9
                                                                 1,888,356
Consumer Staples (8.7%)
   The Procter & Gamble Co.               4,475,070                243,623
   PepsiCo, Inc.                          3,116,811                167,934
   The Coca-Cola Co.                      2,607,058                131,604
   Anheuser-Busch Cos., Inc.              1,477,431                 79,781
   Walgreen Co.                           1,867,745                 67,631
   Colgate-Palmolive Co.                    970,591                 56,731
   Sysco Corp.                            1,174,892                 42,143
   Wm. Wrigley Jr. Co.                      269,791                 17,010
   Hershey Foods Corp.                      325,358                 15,054
*  Dean Foods Co.                           286,056                 10,673
   Whole Foods Market, Inc.                 111,044                 10,599
   The Clorox Co.                           186,626                 10,037
   The Pepsi Bottling Group, Inc.           307,618                  9,395
   McCormick & Co., Inc.                    222,562                  7,567
   Campbell Soup Co.                        144,343                  3,880
   Brown-Forman Corp. Class B                45,753                  2,208
                                                                   875,870
Financial Services (10.6%)
   American International
   Group, Inc.                            4,041,453                288,075
   American Express Co.                   2,115,980                108,719

20

                                                                      Market
                                                                      Value^
                                             Shares                    (000)
   First Data Corp.                       1,637,586         $         72,905
   Fifth Third Bancorp                      878,756                   47,259
   Automatic Data
   Processing, Inc.                       1,075,071                   45,024
   Fannie Mae                               621,029                   44,317
   AFLAC Inc.                               931,251                   38,004
   SLM Corp.                                815,975                   33,006
   Progressive Corp. of Ohio                374,618                   31,955
   Capital One Financial Corp.              435,436                   29,775
   Paychex, Inc.                            619,161                   20,977
   MBNA Corp.                               774,360                   19,971
   Charles Schwab Corp.                   1,862,639                   17,900
   Golden West Financial Corp.              153,175                   16,290
   Moody's Corp.                            230,216                   14,886
   H & R Block, Inc.                        308,601                   14,714
   Marsh & McLennan Cos., Inc.              317,888                   14,426
*  Fiserv, Inc.                             354,684                   13,794
*  SunGard Data Systems, Inc.               527,110                   13,705
   Countrywide Financial Corp.              176,156                   12,375
   Synovus Financial Corp.                  440,436                   11,152
   Legg Mason Inc.                          114,894                   10,457
   The Chicago Mercantile
   Exchange                                  60,116                    8,679
   Commerce Bancorp, Inc.                   134,060                    7,375
*  The Dun & Bradstreet Corp.               130,568                    7,039
   Franklin Resources Corp.                 135,912                    6,806
   T. Rowe Price Group Inc.                 134,101                    6,759
   XL Capital Ltd. Class A                   88,026                    6,642
   Equifax, Inc.                            251,512                    6,225
*  DST Systems, Inc.                        121,151                    5,826
   Doral Financial Corp.                    167,236                    5,770
   Investors Financial
   Services Corp.                           120,139                    5,236
   Ambac Financial Group, Inc.               68,863                    5,057
   Arthur J. Gallagher & Co.                164,277                    5,002
*  Ameritrade Holding Corp.                 422,506                    4,795
   Brown & Brown, Inc.                      106,416                    4,587
   Federated Investors, Inc.                148,636                    4,510
*  Markel Corp.                              16,158                    4,484
   Fair, Isaac, Inc.                        127,796                    4,266
*  CheckFree Corp.                          139,498                    4,185
   SEI Corp.                                143,570                    4,169
   Hudson City Bancorp, Inc.                120,892                    4,043
   Eaton Vance Corp.                        105,373                    4,026
   Dow Jones & Co., Inc.                     89,029                    4,015
*  Host Marriott Corp. REIT                 300,431                    3,713
   White Mountains
   Insurance Group Inc.                       6,569                    3,350
   Everest Re Group, Ltd.                    35,670                    2,866
*  WellChoice Inc.                           60,757                    2,515
   RenaissanceRe Holdings Ltd.               40,437                    2,182
   BlackRock, Inc.                           33,338         $          2,128
   W.R. Berkley Corp.                        48,160                    2,068
*  CapitalSource Inc.                        75,860                    1,855
   Total System Services, Inc.               71,884                    1,574
   Transatlantic Holdings, Inc.              19,079                    1,545
   Student Loan Corp.                         7,309                      998
   Nuveen Investments, Inc.
   Class A                                   30,591                      820
                                                                   1,064,796
Health Care (21.8%)
   Pfizer Inc.                           13,896,365                  476,367
   Johnson & Johnson                      5,408,748                  301,267
   Eli Lilly & Co.                        1,848,826                  129,251
*  Amgen, Inc.                            2,332,868                  127,305
   Medtronic, Inc.                        2,209,118                  107,628
   UnitedHealth Group Inc.                1,140,462                   70,994
   Cardinal Health, Inc.                    792,700                   55,529
   Abbott Laboratories                    1,353,281                   55,160
*  Boston Scientific Corp.                1,138,674                   48,735
*  Genentech, Inc.                          864,371                   48,578
*  Zimmer Holdings, Inc.                    442,687                   39,045
*  Biogen Idec Inc.                         605,026                   38,268
*  Forest Laboratories, Inc.                670,339                   37,961
   HCA Inc.                                 810,026                   33,689
   Schering-Plough Corp.                  1,740,663                   32,167
   Guidant Corp.                            567,693                   31,723
*  WellPoint Health
   Networks Inc. Class A                    282,678                   31,663
*  Gilead Sciences, Inc.                    389,586                   26,102
   Stryker Corp.                            473,567                   26,046
*  Caremark Rx, Inc.                        775,754                   25,553
*  St. Jude Medical, Inc.                   318,994                   24,132
   Becton, Dickinson & Co.                  461,267                   23,894
*  Anthem, Inc.                             251,812                   22,552
   Allergan, Inc.                           239,117                   21,406
   Biomet, Inc.                             442,933                   19,684
*  Genzyme Corp.-General Division           411,895                   19,495
*  Medco Health Solutions, Inc.             493,813                   18,518
   Quest Diagnostics, Inc.                  151,017                   12,829
   McKesson Corp.                           327,497                   11,243
*  Laboratory Corp. of
   America Holdings                         271,997                   10,798
   C.R. Bard, Inc.                          189,298                   10,724
*  MedImmune Inc.                           452,341                   10,585
   IMS Health, Inc.                         427,744                   10,026
   Health Management
   Associates Class A                       442,389                    9,918
*  Varian Medical Systems, Inc.             124,887                    9,910
   Mylan Laboratories, Inc.                 488,721                    9,897
*  ImClone Systems, Inc.                    109,947                    9,432
*  Chiron Corp.                             205,020                    9,152

21

                                                                      Market
                                                                      Value^
Growth Index Fund                            Shares                    (000)
*  Express Scripts Inc.                     113,037         $          8,956
*  Celgene Corp.                            148,516                    8,504
   Aetna Inc.                                97,728                    8,307
*  Sepracor Inc.                            155,294                    8,215
   Oxford Health Plans, Inc.                148,235                    8,159
   Omnicare, Inc.                           188,184                    8,056
*  Hospira, Inc.                            270,633                    7,469
*  Patterson Dental Co.                      93,485                    7,151
   Beckman Coulter, Inc.                    113,563                    6,927
   DENTSPLY International Inc.              131,542                    6,853
*  Coventry Health Care Inc.                137,347                    6,716
*  Invitrogen Corp.                          90,072                    6,484
*  IVAX Corp.                               269,567                    6,467
   Bausch & Lomb, Inc.                       95,836                    6,236
*  Lincare Holdings, Inc.                   180,519                    5,932
*  Cephalon, Inc.                           101,869                    5,501
   Manor Care, Inc.                         162,973                    5,326
*  Barr Pharmaceuticals Inc.                156,293                    5,267
*  Apogent Technologies Inc.                161,477                    5,167
*  Watson Pharmaceuticals, Inc.             188,295                    5,065
*  Millipore Corp.                           89,602                    5,051
*  WebMD Corp.                              536,102                    4,996
*  Henry Schein, Inc.                        75,601                    4,773
   Universal Health Services
   Class B                                   99,242                    4,554
   AmerisourceBergen Corp.                   71,452                    4,271
*  Community Health Systems, Inc.           144,147                    3,859
*  Millennium Pharmaceuticals, Inc.         263,304                    3,634
*  Kinetic Concepts, Inc.                    72,816                    3,634
*  Health Net Inc.                          133,639                    3,541
*  King Pharmaceuticals, Inc.               219,912                    2,518
*  Triad Hospitals, Inc.                     48,449                    1,804
*  ICOS Corp.                                54,514                    1,627
                                                                   2,188,246
Integrated Oils
   Murphy Oil Corp.                          52,693                    3,883

Other Energy (2.7%)
   Schlumberger Ltd.                      1,072,793                   68,133
   Halliburton Co.                          801,480                   24,253
   Baker Hughes, Inc.                       606,180                   22,823
*  Transocean Inc.                          584,660                   16,920
*  BJ Services Co.                          291,418                   13,359
   XTO Energy, Inc.                         442,795                   13,191
*  Nabors Industries, Inc.                  269,734                   12,197
*  Weatherford International Ltd.           240,488                   10,817
*  Smith International, Inc.                189,471                   10,565
*  Noble Corp.                              244,617                    9,269
   ENSCO International, Inc.                275,238                    8,009
   Pioneer Natural Resources Co.            217,433                    7,628
   Equitable Resources, Inc.                112,285                    5,806
   Pogo Producing Co.                       110,311         $          5,449
   Noble Energy, Inc.                        98,340                    5,015
*  Cooper Cameron Corp.                      98,350                    4,790
   Patterson-UTI Energy, Inc.               142,650                    4,766
*  Rowan Cos., Inc.                         192,816                    4,691
*  National-Oilwell, Inc.                   148,004                    4,661
   EOG Resources, Inc.                       74,133                    4,426
   Sunoco, Inc.                              68,839                    4,380
*  Pride International, Inc.                210,299                    3,598
   Diamond Offshore Drilling, Inc.          117,949                    2,811
                                                                     267,557
Materials & Processing (1.3%)
   Newmont Mining Corp.
   (Holding Co.)                            789,848                   30,615
*  American Standard Cos., Inc.             337,573                   13,608
   Ecolab, Inc.                             351,613                   11,146
   Freeport-McMoRan
   Copper & Gold, Inc. Class B              322,592                   10,694
*  Sealed Air Corp.                         155,907                    8,305
   Sigma-Aldrich Corp.                      119,803                    7,141
   Ball Corp.                                97,836                    7,049
*  Pactiv Corp.                             280,442                    6,994
*  Phelps Dodge Corp.                        84,557                    6,554
   Avery Dennison Corp.                      85,527                    5,475
   Smurfit-Stone Container Corp.            229,276                    4,574
*  Energizer Holdings, Inc.                  86,752                    3,904
   The St. Joe Co.                           96,788                    3,842
*  Jacobs Engineering Group Inc.             96,887                    3,815
   Fluor Corp.                               53,035                    2,528
                                                                     126,244
Producer Durables (3.3%)
*  Applied Materials, Inc.                3,064,316                   60,122
   Illinois Tool Works, Inc.                507,601                   48,674
   The Boeing Co.                           459,987                   23,501
   Danaher Corp.                            448,782                   23,269
*  Lexmark International, Inc.              236,004                   22,781
*  KLA-Tencor Corp.                         357,743                   17,665
*  Agilent Technologies, Inc.               507,644                   14,864
   Rockwell Collins, Inc.                   325,366                   10,841
*  Xerox Corp.                              726,877                   10,540
*  Waters Corp.                             217,433                   10,389
*  Novellus Systems, Inc.                   279,451                    8,786
*  Teradyne, Inc.                           353,579                    8,026
   Lennar Corp. Class A                     145,592                    6,511
*  LAM Research Corp.                       242,854                    6,508
   Dover Corp.                              129,674                    5,459
   D. R. Horton, Inc.                       190,941                    5,423
   Tektronix, Inc.                          154,439                    5,254
   Centex Corp.                             113,224                    5,180
   Molex, Inc.                              159,338                    5,112
*  NVR, Inc.                                  9,743                    4,718

22

                                                                     Market
                                                                     Value^
                                            Shares                    (000)
   Diebold, Inc.                            86,427         $          4,569
*  Alliant Techsystems, Inc.                70,584                    4,471
   Garmin Ltd.                             108,378                    4,014
   American Power
   Conversion Corp.                        154,997                    3,046
   Pall Corp.                              114,692                    3,004
   Molex, Inc. Class A                     106,041                    2,893
   KB HOME                                  25,219                    1,731
                                                                    327,351
Technology (26.4%)
   Microsoft Corp.                      17,705,046                  505,656
   Intel Corp.                          11,816,800                  326,144
*  Cisco Systems, Inc.                  12,525,320                  296,850
   International Business
   Machines Corp.                        3,097,078                  273,007
*  Dell Inc.                             4,199,649                  150,431
   QUALCOMM Inc.                         1,467,264                  107,081
*  Oracle Corp.                          7,145,249                   85,243
   Texas Instruments, Inc.               3,157,152                   76,340
   Motorola, Inc.                        2,774,366                   50,632
*  EMC Corp.                             4,400,717                   50,168
*  Corning, Inc.                         2,456,368                   32,080
   Analog Devices, Inc.                    677,671                   31,905
   Maxim Integrated
   Products, Inc.                          597,853                   31,339
*  Lucent Technologies, Inc.             7,642,510                   28,889
*  Symantec Corp.                          567,292                   24,836
   Linear Technology Corp.                 569,173                   22,465
*  Veritas Software Corp.                  779,321                   21,587
*  Broadcom Corp.                          452,654                   21,171
   Xilinx, Inc.                            628,410                   20,932
   Adobe Systems, Inc.                     434,896                   20,223
*  Juniper Networks, Inc.                  813,831                   19,996
*  Sun Microsystems, Inc.                3,893,626                   16,898
   Computer Associates
   International, Inc.                     551,550                   15,476
*  Flextronics International Ltd.          964,475                   15,383
*  Micron Technology, Inc.                 999,454                   15,302
*  Altera Corp.                            684,859                   15,218
*  National Semiconductor Corp.            648,938                   14,270
*  Intuit, Inc.                            340,866                   13,151
*  Network Appliance, Inc.                 601,718                   12,955
   L-3 Communications
   Holdings, Inc.                          182,404                   12,185
*  Avaya Inc.                              759,396                   11,991
   Microchip Technology, Inc.              379,287                   11,963
*  Affiliated Computer
   Services, Inc. Class A                  222,574                   11,783
*  PeopleSoft, Inc.                        596,896                   11,043
*  Apple Computer, Inc.                    335,063                   10,903
*  Advanced Micro Devices, Inc.            641,132                   10,194
*  Solectron Corp.                       1,560,370         $         10,096
*  Siebel Systems, Inc.                    863,114                    9,218
*  Marvell Technology Group Ltd.           331,869                    8,861
   Autodesk, Inc.                          205,534                    8,799
*  NCR Corp.                               173,605                    8,609
*  Sanmina-SCI Corp.                       943,277                    8,584
*  Mercury Interactive Corp.               166,875                    8,315
   Rockwell Automation, Inc.               221,501                    8,309
   Applera Corp.-
   Applied Biosystems Group                376,247                    8,183
*  Synopsys, Inc.                          282,042                    8,018
*  Jabil Circuit, Inc.                     291,745                    7,346
*  Comverse Technology, Inc.               351,572                    7,010
*  Zebra Technologies Corp.
   Class A                                  77,880                    6,776
*  SanDisk Corp.                           293,824                    6,373
   Scientific-Atlanta, Inc.                180,760                    6,236
*  Red Hat, Inc.                           271,398                    6,234
   Symbol Technologies, Inc.               421,638                    6,215
*  Citrix Systems, Inc.                    304,440                    6,198
*  JDS Uniphase Corp.                    1,627,958                    6,170
*  Ceridian Corp.                          272,488                    6,131
*  Novell, Inc.                            699,863                    5,872
*  BEA Systems, Inc.                       702,767                    5,777
*  NVIDIA Corp.                            280,937                    5,759
*  UTStarcom, Inc.                         181,498                    5,490
*  Network Associates, Inc.                297,681                    5,397
*  LSI Logic Corp.                         696,395                    5,307
   Intersil Corp.                          242,381                    5,250
*  Agere Systems Inc. Class A            2,162,269                    4,973
*  Amphenol Corp.                          145,256                    4,840
*  PMC Sierra Inc.                         321,741                    4,617
*  Qlogic Corp.                            172,845                    4,596
*  ADC Telecommunications, Inc.          1,469,810                    4,174
*  BMC Software, Inc.                      205,268                    3,797
*  Cadence Design Systems, Inc.            239,874                    3,509
*  Conexant Systems, Inc.                  753,395                    3,262
*  Tellabs, Inc.                           359,729                    3,144
   National Instruments Corp.               99,536                    3,051
*  Fairchild Semiconductor
   International, Inc.                     184,647                    3,023
*  Storage Technology Corp.                102,568                    2,974
*  Unisys Corp.                            212,524                    2,950
*  Foundry Networks, Inc.                  208,467                    2,933
*  Compuware Corp.                         350,507                    2,313
*  Agere Systems Inc. Class B              954,218                    2,052
*  3Com Corp.                              244,254                    1,527
*  CIENA Corp.                             310,054                    1,153
   AVX Corp.                                54,867                      793
                                                                  2,645,904

23

                                                                        Market
                                                                        Value^
Growth Index Fund                              Shares                    (000)
Utilities (3.1%)
*      AT&T Wireless Services Inc.          4,204,945         $         60,215
*      Comcast Corp. Special Class A        2,121,544                   58,576
*      Comcast Corp. Class A                1,840,549                   51,591
*      Nextel Communications, Inc.          1,855,856                   49,477
       Sprint Corp.                         2,466,892                   43,417
*      AES Corp.                            1,088,528                   10,809
*      Cox Communications, Inc.
       Class A                                378,216                   10,511
*      Cablevision Systems NY Group
       Class A                                400,025                    7,860
*      Qwest Communications
       International Inc.                   1,372,942                    4,929
*      UnitedGlobalCom Inc. Class A           671,523                    4,875
*      NTL Inc.                                70,530                    4,064
*      Citizens Communications Co.            321,937                    3,895
*      Level 3 Communications, Inc.           803,396                    2,852
                                                                       313,071
Other (1.2%)
       3M Co.                                 678,270                   61,051
*      Berkshire Hathaway Inc. Class B         14,156                   41,831
       ITT Industries, Inc.                   151,368                   12,564
                                                                       115,446
TOTAL COMMON STOCKS
(Cost $7,702,553)                                                   10,016,665
                                                                  Face
                                                                Amount
                                                                 (000)
TEMPORARY CASH INVESTMENTS (0.3%)
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.47%, 7/1/2004                                  $ 5,273                    5,273
1.46%, 7/1/2004--Note E                           24,212                   24,212
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $29,485)                                                             29,485
TOTAL INVESTMENTS (100.3%)
(Cost $7,732,038)                                                      10,046,150
OTHER ASSETS AND LIABILITIES (-0.3%)
Other Assets--Note B                                                       25,255
Liabilities--Note E                                                      (52,017)
                                                                         (26,762)
NET ASSETS (100%)                                                     $10,019,388
^See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.
                                                           Amount
                                                            (000)
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
Paid-in Capital                                       $11,347,253
Overdistributed Net Investment Income                    (12,558)
Accumulated Net Realized Losses                       (3,629,419)
Unrealized Appreciation                                 2,314,112
NET ASSETS                                            $10,019,388

Investor Shares--Net Assets
Applicable to 304,786,779 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                              $7,801,807
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                            $25.60

Admiral Shares--Net Assets
Applicable to 45,489,208 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                              $1,164,460
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                             $25.60

Institutional Shares--Net Assets
Applicable to 37,439,506 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                $958,455
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                       $25.60

VIPER Shares--Net Assets
Applicable to 1,902,804 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                 $94,666
NET ASSET VALUE PER SHARE--
VIPER SHARES                                               $49.75
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

24

                                                                      Market
                                                                      Value^
Value Index Fund                                Shares                 (000)
COMMON STOCKS (100.0%)
Auto & Transportation (2.3%)
   Ford Motor Co.                            1,494,016      $         23,381
   General Motors Corp.                        405,380                18,887
   Union Pacific Corp.                         208,738                12,409
   Burlington Northern
   Santa Fe Corp.                              315,923                11,079
   Norfolk Southern Corp.                      331,419                 8,789
   PACCAR, Inc.                                141,063                 8,180
   CSX Corp.                                   182,597                 5,984
   Genuine Parts Co.                           147,940                 5,870
   Delphi Corp.                                427,439                 4,565
   Lear Corp.                                   57,995                 3,421
   Dana Corp.                                  126,063                 2,471
*  TRW Automotive Holdings Corp.                25,127                   474
                                                                     105,510
Consumer Discretionary (9.2%)
*  Time Warner, Inc.                         3,718,254                65,367
   Viacom Inc. Class B                       1,302,488                46,525
   The Walt Disney Co.                       1,735,689                44,243
   Kimberly-Clark Corp.                        425,673                28,043
   McDonald's Corp.                          1,070,706                27,838
   Gannett Co., Inc.                           231,589                19,650
   Carnival Corp.                              321,537                15,112
   J.C. Penney Co., Inc.
   (Holding Co.)                               231,697                 8,749
   Marriott International, Inc.
   Class A                                     166,115                 8,286
   Starwood Hotels & Resorts
   Worldwide, Inc.                             173,209                 7,768
   Federated Department
   Stores, Inc.                                153,310                 7,528
   Waste Management, Inc.                      244,662                 7,499
   Limited Brands, Inc.                        355,829                 6,654
   Mattel, Inc.                                363,188                 6,628
   Eastman Kodak Co.                           243,046                 6,557
   Sears, Roebuck & Co.                        170,201                 6,427
   May Department Stores Co.                   232,573                 6,393
   Tribune Co.                                 127,550                 5,809
   R.R. Donnelley & Sons Co.                   174,326                 5,756
   Newell Rubbermaid, Inc.                     233,318                 5,483
   Knight Ridder                                67,210                 4,839
*  Office Depot, Inc.                          263,263                 4,715
*  Fox Entertainment Group, Inc.
   Class A                                     162,754                 4,346
   Jones Apparel Group, Inc.                   107,138                 4,230
   Leggett & Platt, Inc.                       154,543                 4,128
   Whirlpool Corp.                              58,184                 3,991
*  Liberty Media
   International INC-A                         103,418                 3,837
   Republic Services, Inc. Class A             132,089                 3,823
   Nordstrom, Inc.                              87,359      $          3,722
   VF Corp.                                     73,522                 3,581
*  Caesars Entertainment, Inc.                 233,316                 3,500
   Liz Claiborne, Inc.                          93,909                 3,379
   Sabre Holdings Corp.                        118,764                 3,291
   Wendy's International, Inc.                  92,116                 3,209
   The Stanley Works                            69,073                 3,148
   ServiceMaster Co.                           249,442                 3,073
   Foot Locker, Inc.                           121,522                 2,958
*  Toys R Us, Inc.                             181,184                 2,886
*  AutoNation, Inc.                            159,657                 2,730
   International Flavors &
   Fragrances, Inc.                             67,763                 2,534
*  Kmart Holding Corp.                          34,244                 2,459
   Belo Corp. Class A                           84,313                 2,264
   Viad Corp.                                   75,279                 2,033
*  Tech Data Corp.                              48,379                 1,893
   New York Times Co. Class A                   42,065                 1,881
*  Interpublic Group of Cos., Inc.             123,809                 1,700
   Hasbro, Inc.                                 87,350                 1,660
   Reebok International Ltd.                    40,606                 1,461
*  VeriSign, Inc.                               72,272                 1,438
   Saks Inc.                                    92,878                 1,393
*  Allied Waste Industries, Inc.                56,747                   748
   Hearst-Argyle Television Inc.                21,983                   567
   Blockbuster Inc. Class A                     31,416                   477
   The McClatchy Co. Class A                     5,858                   411
   Regal Entertainment Group
   Class A                                      14,820                   268
                                                                     428,888
Consumer Staples (5.9%)
   Altria Group, Inc.                        1,737,128                86,943
   The Coca-Cola Co.                           653,678                32,998
   Sara Lee Corp.                              671,417                15,436
   CVS Corp.                                   336,405                14,136
   ConAgra Foods, Inc.                         455,638                12,339
   General Mills, Inc.                         254,494                12,096
   H.J. Heinz Co.                              298,792                11,713
*  The Kroger Co.                              600,603                10,931
*  Safeway, Inc.                               377,527                 9,567
   Kellogg Co.                                 210,089                 8,792
   Kraft Foods Inc.                            230,651                 7,307
   Albertson's, Inc.                           264,449                 7,018
   Coca-Cola Enterprises, Inc.                 214,211                 6,210
   UST, Inc.                                   140,405                 5,055
   R.J. Reynolds Tobacco
   Holdings, Inc.                               72,297                 4,887
   Tyson Foods, Inc.                           191,480                 4,012
   SuperValu Inc.                              113,957                 3,488
   Campbell Soup Co.                           124,593                 3,349
*  Constellation Brands, Inc.
   Class A                                      79,529                 2,953

25

                                                                      Market
                                                                      Value^
Value Index Fund                                Shares                 (000)
   The Clorox Co.                               46,760      $          2,515
*  Smithfield Foods, Inc.                       75,181                 2,210
   J.M. Smucker Co.                             46,832                 2,150
   Hormel Foods Corp.                           64,748                 2,014
*  Del Monte Foods Co.                         169,192                 1,719
   Adolph Coors Co. Class B                     21,256                 1,538
   PepsiAmericas, Inc.                          57,459                 1,220
   Carolina Group                               49,061                 1,204
   Brown-Forman Corp. Class B                   11,378                   549
                                                                     274,349
Financial Services (33.6%)
   Citigroup, Inc.                           4,376,052               203,486
   Bank of America Corp.                     1,733,727               146,708
   Wells Fargo & Co.                         1,440,976                82,467
   J.P. Morgan Chase & Co.                   1,733,390                67,204
   Wachovia Corp.                            1,113,373                49,545
   Bank One Corp.                              950,482                48,475
   U.S. Bancorp                              1,635,589                45,077
   Morgan Stanley                              828,467                43,718
   Merrill Lynch & Co., Inc.                   782,283                42,228
   Fannie Mae                                  537,033                38,323
   Freddie Mac                                 583,300                36,923
   Washington Mutual, Inc.                     747,617                28,888
   Allstate Corp.                              568,198                26,450
   The Goldman Sachs Group, Inc.               266,585                25,102
   Metropolitan Life Insurance Co.             641,392                22,994
   St. Paul Travelers Cos., Inc.               537,114                21,775
   Prudential Financial, Inc.                  452,235                21,015
   The Bank of New York Co., Inc.              657,933                19,396
   National City Corp.                         534,819                18,724
   MBNA Corp.                                  669,520                17,267
   BB&T Corp.                                  465,374                17,205
   The Hartford Financial
   Services Group Inc.                         247,286                16,998
   Lehman Brothers Holdings, Inc.              192,438                14,481
   SunTrust Banks, Inc.                        215,325                13,994
   State Street Corp.                          283,902                13,923
   PNC Financial Services Group                240,092                12,744
   Marsh & McLennan Cos., Inc.                 274,884                12,474
   The Chubb Corp.                             160,164                10,920
   SouthTrust Corp.                            280,287                10,878
   Countrywide Financial Corp.                 152,368                10,704
   Mellon Financial Corp.                      362,438                10,630
   ACE Ltd.                                    238,659                10,091
   KeyCorp                                     335,763                10,036
   The Principal Financial
   Group, Inc.                                 272,280                 9,470
   Equity Office Properties
   Trust REIT                                  340,632                 9,265
   Charter One Financial, Inc.                 189,245                 8,363
   Simon Property Group, Inc. REIT             162,040                 8,332
   CIGNA Corp.                                 119,700      $          8,237
   Comerica, Inc.                              148,553                 8,153
   AmSouth Bancorp                             299,243                 7,622
   Lincoln National Corp.                      151,608                 7,163
   Bear Stearns Co., Inc.                       83,685                 7,055
   Equity Residential REIT                     236,258                 7,024
   MBIA, Inc.                                  122,584                 7,002
   CIT Group Inc.                              179,706                 6,881
   Regions Financial Corp.                     178,856                 6,537
   Aon Corp.                                   226,925                 6,461
   MGIC Investment Corp.                        83,841                 6,360
   Northern Trust Corp.                        149,460                 6,319
   Marshall & Ilsley Corp.                     160,251                 6,264
   Loews Corp.                                 102,225                 6,129
   Jefferson-Pilot Corp.                       119,638                 6,078
   Sovereign Bancorp, Inc.                     260,112                 5,748
   XL Capital Ltd. Class A                      76,160                 5,747
   National Commerce
   Financial Corp.                             165,504                 5,379
   M & T Bank Corp.                            61,165                 5,340
   Cincinnati Financial Corp.                  121,495                 5,287
   North Fork Bancorp, Inc.                    137,935                 5,248
   General Growth
   Properties Inc. REIT                        175,674                 5,195
   Torchmark Corp.                              95,304                 5,127
   Plum Creek Timber Co. Inc. REIT             155,604                 5,070
   ProLogis REIT                               153,472                 5,052
   SAFECO Corp.                                112,231                 4,938
   Vornado Realty Trust REIT                    86,061                 4,915
   Archstone-Smith Trust REIT                  164,920                 4,837
   Union Planters Corp.                        160,480                 4,784
   Fidelity National Financial, Inc.           126,191                 4,712
   Banknorth Group, Inc.                       144,962                 4,708
   Popular, Inc.                               107,261                 4,588
   First Horizon National Corp.                 99,946                 4,545
   Compass Bancshares Inc.                     103,478                 4,450
   Zions Bancorp                                72,395                 4,449
   Ambac Financial Group, Inc.                  59,592                 4,376
   Boston Properties, Inc. REIT                 84,841                 4,249
   Huntington Bancshares Inc.                  184,426                 4,223
   Rouse Co. REIT                               86,813                 4,124
   Golden West Financial Corp.                  38,385                 4,082
   New York Community
   Bancorp, Inc.                               206,027                 4,044
   Kimco Realty Corp. REIT                      84,540                 3,847
   Radian Group, Inc.                           79,997                 3,832
   UnumProvident Corp.                         238,610                 3,794
   Duke Realty Corp. REIT                      117,020                 3,722
*  Providian Financial Corp.                   246,194                 3,612
   Green Point Financial Corp.                  89,408                 3,549
   The PMI Group Inc.                           81,007                 3,525

26

                                                                      Market
                                                                      Value^
                                                Shares                 (000)
   Old Republic International Corp.            146,074      $          3,465
   Avalonbay Communities, Inc.
   REIT                                         60,089                 3,396
*  E*TRADE Financial Corp.                     296,714                 3,308
   Public Storage, Inc. REIT                    70,424                 3,240
   Mercantile Bankshares Corp.                  67,816                 3,175
   Franklin Resources Corp.                     63,249                 3,168
   TCF Financial Corp.                          53,828                 3,125
   iStar Financial Inc. REIT                    77,465                 3,099
   Hibernia Corp. Class A                      125,166                 3,042
   Liberty Property Trust REIT                  70,887                 2,850
   UnionBanCal Corp.                            50,328                 2,838
*  Genworth Financial Inc.                     122,951                 2,822
   Health Care Properties
   Investors REIT                              111,453                 2,679
   Janus Capital Group Inc.                    162,438                 2,679
   Allied Capital Corp.                        109,139                 2,665
   Associated Banc-Corp.                        88,815                 2,632
   PartnerRe Ltd.                               45,579                 2,586
   Everest Re Group, Ltd.                       30,892                 2,482
   Apartment Investment &
   Management Co.
   Class A REIT                                 79,308                 2,469
   AMB Property Corp. REIT                      69,229                 2,397
   A.G. Edwards & Sons, Inc.                    67,928                 2,312
   City National Corp.                          35,180                 2,311
   Hospitality Properties
   Trust REIT                                   54,181                 2,292
   Commerce Bancshares, Inc.                    48,997                 2,251
   Astoria Financial Corp.                      60,050                 2,197
   Independence Community
   Bank Corp.                                   60,104                 2,188
   Protective Life Corp.                        55,751                 2,156
   Weingarten Realty
   Investors REIT                               68,902                 2,155
   Friedman, Billings, Ramsey
   Group, Inc. REIT                            108,189                 2,141
   Fulton Financial Corp.                      104,295                 2,102
   Bank of Hawaii Corp.                         46,308                 2,094
   Leucadia National Corp.                      42,024                 2,089
   Axis Capital Holdings Ltd.                   72,127                 2,020
   Valley National Bancorp                      79,572                 2,012
   New Plan Excel Realty Trust
   REIT                                         84,273                 1,969
   Assurant, Inc.                               73,869                 1,949
   Wilmington Trust Corp.                       50,661                 1,886
   RenaissanceRe Holdings Ltd.                  34,893                 1,882
   Deluxe Corp.                                 42,511                 1,849
   Nationwide Financial
   Services, Inc.                               47,778                 1,797
   W.R. Berkley Corp.                           41,468                 1,781
*  Host Marriott Corp. REIT                    139,852      $          1,729
   Unitrin, Inc.                                40,302                 1,717
   T. Rowe Price Group Inc.                     33,729                 1,700
   White Mountains
   Insurance Group Inc.                          3,046                 1,553
   Regency Centers Corp. REIT                   35,878                 1,539
   Mercury General Corp.                        23,166                 1,150
   Erie Indemnity Co. Class A                   24,539                 1,148
   Montpelier Re Holdings Ltd.                  29,661                 1,037
   Transatlantic Holdings, Inc.                  8,999                   729
*  BOK Financial Corp.                          17,586                   691
   Capitol Federal Financial                    18,699                   559
   Provident Financial Group, Inc.               5,200                   205
                                                                   1,575,963
Health Care (5.3%)
   Merck & Co., Inc.                         1,887,575                89,660
   Wyeth                                     1,131,243                40,906
   Bristol-Myers Squibb Co.                  1,647,198                40,356
   Abbott Laboratories                         630,221                25,688
   Baxter International, Inc.                  519,631                17,932
   Schering-Plough Corp.                       436,656                 8,069
   Aetna Inc.                                   84,637                 7,194
*  Tenet Healthcare Corp.                      395,060                 5,298
   AmerisourceBergen Corp.                      61,759                 3,692
   McKesson Corp.                               82,042                 2,817
*  Humana Inc.                                 130,710                 2,209
*  Millennium Pharmaceuticals, Inc.            122,291                 1,688
*  Triad Hospitals, Inc.                        41,886                 1,559
*  King Pharmaceuticals, Inc.                  102,135                 1,169
*  Health Net Inc.                              33,415                   885
*  ICOS Corp.                                   25,367                   757
                                                                     249,879
Integrated Oils (8.9%)
   ExxonMobil Corp.                          5,564,627               247,125
   ChevronTexaco Corp.                         907,845                85,437
   ConocoPhillips Co.                          551,581                42,080
   Occidental Petroleum Corp.                  331,852                16,064
   Marathon Oil Corp.                          289,224                10,944
   Unocal Corp.                                222,339                 8,449
   Amerada Hess Corp.                           68,567                 5,430
   Murphy Oil Corp.                             45,593                 3,360
                                                                     418,889
Other Energy (1.8%)
   Devon Energy Corp.                          191,861                12,663
   Anadarko Petroleum Corp.                    213,601                12,517
   Burlington Resources, Inc.                  335,839                12,151
   Apache Corp.                                275,873                12,014
   Valero Energy Corp.                         107,794                 7,951
   Kerr-McGee Corp.                            114,048                 6,132
   Williams Cos., Inc.                         441,028                 5,248
   GlobalSantaFe Corp.                         169,019                 4,479

27

                                                                      Market
                                                                      Value^
Value Index Fund                                Shares                 (000)
   El Paso Corp.                               530,458      $          4,180
   EOG Resources, Inc.                          64,087                 3,827
   Sunoco, Inc.                                 32,032                 2,038
                                                                      83,200
Materials & Processing (5.4%)
   E.I. du Pont de Nemours & Co.               848,441                37,688
   Dow Chemical Co.                            790,850                32,188
   Alcoa Inc.                                  738,524                24,393
   International Paper Co.                     391,614                17,505
   Weyerhaeuser Co.                            200,968                12,685
   Masco Corp.                                 383,984                11,973
   Praxair, Inc.                               275,989                11,015
   Air Products & Chemicals, Inc.              192,932                10,119
   PPG Industries, Inc.                        145,562                 9,096
   Monsanto Co.                                225,420                 8,679
   Archer-Daniels-Midland Co.                  467,101                 7,838
   Georgia Pacific Group                       193,606                 7,160
   Nucor Corp.                                  66,965                 5,140
   Rohm & Haas Co.                               123,378                 5,130
   MeadWestvaco Corp.                          170,488                 5,011
   Sherwin-Williams Co.                        103,203                 4,288
   Vulcan Materials Co.                         82,235                 3,910
   Engelhard Corp.                             105,662                 3,414
   United States Steel Corp.                    96,003                 3,372
*  Phelps Dodge Corp.                           39,465                 3,059
   Eastman Chemical Co.                         65,701                 3,036
   Temple-Inland Inc.                           41,758                 2,892
   Ashland, Inc.                                53,089                 2,804
   Avery Dennison Corp.                         39,791                 2,547
   Bemis Co., Inc.                              86,092                 2,432
   Fluor Corp.                                  45,746                 2,181
   Smurfit-Stone Container Corp.               106,467                 2,124
   Valspar Corp.                                41,277                 2,080
   Lyondell Chemical Co.                       119,172                 2,072
   Sonoco Products Co.                          78,753                 2,008
   Bowater Inc.                                 47,149                 1,961
*  Owens-Illinois, Inc.                         94,309                 1,581
   Packaging Corp. of America                   53,924                 1,289
   Lafarge North America Inc.                   26,556                 1,150
*  Energizer Holdings, Inc.                     21,689                   976
*  International Steel Group, Inc.              16,511                   491
                                                                     255,287
Producer Durables (4.8%)
   United Technologies Corp.                   437,609                40,032
   Caterpillar, Inc.                           289,772                23,019
   Emerson Electric Co.                        357,922                22,746
   The Boeing Co.                              397,769                20,322
   Lockheed Martin Corp.                       322,691                16,806
   Northrop Grumman Corp.                      276,504                14,848
   Deere & Co.                                 207,355                14,544
   Ingersoll-Rand Co.                          148,921      $         10,173
   Pitney Bowes, Inc.                          197,435                 8,736
   Parker Hannifin Corp.                       101,152                 6,014
*  Xerox Corp.                                 338,116                 4,903
   Dover Corp.                                 111,949                 4,713
   Pulte Homes, Inc.                            90,485                 4,708
   Cooper Industries, Inc. Class A              79,050                 4,696
*  Thermo Electron Corp.                       140,362                 4,315
   W.W. Grainger, Inc.                          65,502                 3,766
*  Agilent Technologies, Inc.                  127,154                 3,723
   Goodrich Corp.                               94,782                 3,064
   D. R. Horton, Inc.                           88,933                 2,526
   Centex Corp.                                 52,806                 2,416
   Hubbell Inc. Class B                         43,159                 2,016
   Lennar Corp. Class A                         36,447                 1,630
   KB HOME                                      21,945                 1,506
   American Power
   Conversion Corp.                             72,105                 1,417
   Pall Corp.                                   53,574                 1,403
   Diebold, Inc.                                21,682                 1,146
                                                                     225,188
Technology (3.1%)
   Hewlett-Packard Co.                       2,457,898                51,862
   General Dynamics Corp.                      143,482                14,248
   Motorola, Inc.                              695,632                12,695
   Raytheon Co.                                354,913                12,695
   Electronic Data Systems Corp.               431,510                 8,263
*  Computer Sciences Corp.                     159,121                 7,388
*  Apple Computer, Inc.                        155,841                 5,071
*  Sun Microsystems, Inc.                      975,168                 4,232
   Computer Associates
   International, Inc.                         138,139                 3,876
   Harris Corp.                                 56,672                 2,876
*  Unisys Corp.                                183,280                 2,544
*  Vishay Intertechnology, Inc.                123,553                 2,296
   Seagate Technology                          153,249                 2,211
   Rockwell Automation, Inc.                    55,576                 2,085
*  BMC Software, Inc.                           95,614                 1,769
*  Cadence Design Systems, Inc.                111,413                 1,630
   Scientific-Atlanta, Inc.                     45,192                 1,559
*  JDS Uniphase Corp.                          407,086                 1,543
*  Tellabs, Inc.                               166,995                 1,460
*  Ingram Micro, Inc. Class A                   97,152                 1,406
*  Storage Technology Corp.                     47,765                 1,385
*  3Com Corp.                                  210,565                 1,316
*  Compuware Corp.                             162,727                 1,074
*  CIENA Corp.                                 269,907                 1,004
   AVX Corp.                                    25,800                   373
                                                                     146,861

28

                                                                      Market
                                                                      Value^
                                                Shares                 (000)
Utilities (10.3%)
   Verizon Communications Inc.               2,350,075      $         85,049
   SBC Communications Inc.                   2,807,362                68,079
   BellSouth Corp.                           1,554,281                40,753
   Exelon Corp.                                558,830                18,603
   Southern Co.                                624,228                18,196
   Dominion Resources, Inc.                    276,375                17,434
   Duke Energy Corp.                           774,674                15,718
   ALLTEL Corp.                                251,117                12,712
   Entergy Corp.                               196,095                10,983
   American Electric
   Power Co., Inc.                             335,725                10,743
   TXU Corp.                                   261,245                10,583
   FirstEnergy Corp.                           279,906                10,471
*  PG&E Corp.                                  355,584                 9,935
   AT&T Corp.                                  673,394                 9,852
   FPL Group, Inc.                             148,529                 9,498
   Progress Energy, Inc.                       198,178                 8,730
   Consolidated Edison Inc.                    204,528                 8,132
   Public Service Enterprise
   Group, Inc.                                 200,515                 8,027
   Ameren Corp.                                162,889                 6,997
   PPL Corp.                                   150,810                 6,922
   Edison International                        248,733                 6,360
   Sempra Energy                               173,452                 5,972
   DTE Energy Co.                              143,273                 5,808
   Xcel Energy, Inc.                           337,913                 5,647
   Constellation Energy Group, Inc.            145,969                 5,532
   Cinergy Corp.                               143,769                 5,463
   Kinder Morgan, Inc.                          84,026                 4,982
   KeySpan Corp.                               135,676                 4,979
   NiSource, Inc.                              222,639                 4,591
   CenturyTel, Inc.                            114,595                 3,442
   Wisconsin Energy Corp.                      100,448                 3,276
   SCANA Corp.                                  89,249                 3,246
   Pinnacle West Capital Corp.                  77,438                 3,128
   Telephone & Data Systems, Inc.               42,965                 3,059
   Energy East Corp.                           124,284                 3,014
   Questar Corp.                                70,988                 2,743
   CenterPoint Energy Inc.                     234,299                 2,694
   Pepco Holdings, Inc.                        145,567                 2,661
*  Qwest Communications
   International Inc.                          637,681                 2,288
   NSTAR                                        45,107                 2,160
   MDU Resources Group, Inc.                    89,167                 2,143
   Northeast Utilities                         108,523                 2,113
   DPL Inc.                                    107,302                 2,084
   TECO Energy, Inc.                           159,274                 1,910
*  NTL Inc.                                     32,788                 1,889
   Puget Energy, Inc.                           84,227                 1,845
*  Citizens Communications Co.                  80,461      $            974
*  U.S. Cellular Corp.                          13,394                   516
                                                                     481,936

Other (9.4%)
   General Electric Co.                      8,946,868               289,879
   Tyco International Ltd.                   1,696,400                56,219
   3M Co.                                      315,867                28,431
   Honeywell International Inc.                692,319                25,360
   Fortune Brands, Inc.                        124,069                 9,359
   Johnson Controls, Inc.                      153,348                 8,186
   Eaton Corp.                                 122,481                 7,929
   Textron, Inc.                               105,017                 6,233
   Brunswick Corp.                              75,449                 3,078
   SPX Corp.                                    63,269                 2,938
   Hillenbrand Industries, Inc.                 47,350                 2,862
   Allete, Inc.                                 66,993                 2,231
                                                                     442,705
TOTAL COMMON STOCKS
(Cost $4,116,184)                                                  4,688,655
                                                  Face
                                                Amount
                                                 (000)
TEMPORARY CASH INVESTMENT (0.1%)
Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.46%, 7/1/2004--Note E
(Cost $5,612)                                   $5,612                 5,612
TOTAL INVESTMENTS (100.1%)
(Cost $4,121,796)                                                  4,694,267
OTHER ASSETS AND LIABILITIES (-0.1%)
Other Assets--Note B                                                  27,583
Liabilities--Note E                                                 (34,482)
                                                                     (6,899)
NET ASSETS (100%)                                                 $4,687,368

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

29

                                                                      Amount
Value Index Fund                                                       (000)
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
Paid-in Capital                                                   $5,006,311
Overdistributed Net Investment Income                                 (1,023)
Accumulated Net Realized Losses                                     (890,391)
Unrealized Appreciation                                              572,471
NET ASSETS                                                        $4,687,368

Investor Shares--Net Assets
Applicable to 162,527,458 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                         $3,160,880
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                       $19.45

Admiral Shares--Net Assets
Applicable to 46,338,395 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                           $901,257
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                        $19.45

Institutional Shares--Net Assets
Applicable to 26,755,054 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                           $520,380
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                  $19.45

VIPER Shares--Net Assets
Applicable to 2,101,827 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                           $104,851
NET ASSET VALUE PER SHARE--
VIPER SHARES                                                          $49.89
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

30

                                                                      Market
                                                                      Value^
Large-Cap Index Fund                            Shares                 (000)
COMMON STOCKS (100.0%)
Auto & Transportation (2.1%)
   United Parcel Service, Inc.                   2,408      $            181
   Ford Motor Co.                                7,494                   117
   FedEx Corp.                                   1,236                   101
   General Motors Corp.                          2,088                    97
   Harley-Davidson, Inc.                         1,276                    79
   Union Pacific Corp.                           1,044                    62
   Burlington Northern Santa Fe Corp.            1,596                    56
   Southwest Airlines Co.                        2,984                    50
   Norfolk Southern Corp.                        1,618                    43
   PACCAR, Inc.                                    720                    42
   CSX Corp.                                       898                    29
   Genuine Parts Co.                               736                    29
   Expeditors International
   of Washington, Inc.                             492                    24
   Delphi Corp.                                  2,146                    23
   Lear Corp.                                      324                    19
   C.H. Robinson Worldwide, Inc.                   320                    15
   Dana Corp.                                      678                    13
   Gentex Corp.                                    332                    13
*  JetBlue Airways Corp.                           228                     7
*  TRW Automotive Holdings Corp.                    82                     2
                                                                       1,002
Consumer Discretionary (14.0%)
   Wal-Mart Stores, Inc.                        12,082                   637
   Home Depot, Inc.                              9,800                   345
*  Time Warner, Inc.                            18,658                   328
   Viacom Inc. Class B                           6,610                   236
   The Walt Disney Co.                           8,820                   225
*  eBay Inc.                                     1,952                   179
*  Yahoo! Inc.                                   4,854                   176
   Gillette Co.                                  4,082                   173
   Lowe's Cos., Inc.                             3,172                   167
   Target Corp.                                  3,718                   158
   Kimberly-Clark Corp.                          2,178                   143
   McDonald's Corp.                              5,324                   138
   Cendant Corp.                                 4,344                   106
   Gannett Co., Inc.                             1,182                   100
   Liberty Media Corp.                          10,194                    92
   Avon Products, Inc.                           1,976                    91
   Clear Channel Communications, Inc.            2,268                    84
   Costco Wholesale Corp.                        1,948                    80
   Waste Management, Inc.                        2,494                    76
   Carnival Corp.                                1,608                    76
*  Starbucks Corp.                               1,726                    75
*  Amazon.com, Inc.                              1,322                    72
*  Electronic Arts Inc.                          1,244                    68
   Omnicom Group Inc.                              860                    65
   The McGraw-Hill Cos., Inc.                      848                    65
   The Gap, Inc.                                 2,662                    65
   Best Buy Co., Inc.                            1,200      $             61
   NIKE, Inc. Class B                              802                    61
   Staples, Inc.                                 2,070                    61
*  InterActiveCorp                               1,980                    60
   International Game Technology                 1,448                    56
*  Kohl's Corp.                                  1,272                    54
*  Apollo Group, Inc. Class A                      576                    51
   TJX Cos., Inc.                                2,078                    50
*  DirecTV Group, Inc.                           2,882                    49
*  Bed Bath & Beyond, Inc.                       1,240                    48
*  Accenture Ltd.                                1,722                    47
*  Yum! Brands, Inc.                             1,248                    46
   J.C. Penney Co., Inc. (Holding Co.)           1,192                    45
   Tribune Co.                                     976                    44
   Marriott International, Inc. Class A            792                    40
   Starwood Hotels & Resorts
   Worldwide, Inc.                                 862                    39
   Federated Department Stores, Inc.               758                    37
*  Coach, Inc.                                     806                    36
   Limited Brands, Inc.                          1,870                    35
   Mattel, Inc.                                  1,896                    35
   Eastman Kodak Co.                             1,236                    33
*  Univision Communications Inc.                 1,016                    32
*  EchoStar Communications Corp.
   Class A                                       1,048                    32
   Sears, Roebuck & Co.                            814                    31
   May Department Stores Co.                     1,106                    30
   R.R. Donnelley & Sons Co.                       888                    29
   Estee Lauder Cos. Class A                       600                    29
   Newell Rubbermaid, Inc.                       1,200                    28
   Harman International
   Industries, Inc.                                308                    28
*  AutoZone Inc.                                   348                    28
   Hilton Hotels Corp.                           1,456                    27
   Harrah's Entertainment, Inc.                    500                    27
   New York Times Co. Class A                      602                    27
   Cintas Corp.                                    552                    26
   Knight Ridder                                   364                    26
   Washington Post Co. Class B                      28                    26
*  Office Depot, Inc.                            1,364                    24
*  Interpublic Group of Cos., Inc.               1,770                    24
   Dollar General Corp.                          1,216                    24
*  Fox Entertainment Group, Inc.
   Class A                                         864                    23
   Leggett & Platt, Inc.                           852                    23
   Black & Decker Corp.                            354                    22
*  Mohawk Industries, Inc.                         296                    22
   Whirlpool Corp.                                 314                    22
*  Career Education Corp.                          470                    21
   Jones Apparel Group, Inc.                       538                    21
*  XM Satellite Radio Holdings, Inc.               770                    21

31

                                                                      Market
                                                                      Value^
Large-Cap Index Fund                          Shares                   (000)
   Tiffany & Co.                                 568        $             21
   Robert Half International, Inc.               696                      21
   Mandalay Resort Group                         290                      20
   E.W. Scripps Co. Class A                      188                      20
*  VeriSign, Inc.                                970                      19
   Manpower Inc.                                 360                      18
   PETsMART, Inc.                                560                      18
   Michaels Stores, Inc.                         330                      18
*  Liberty Media International INC-A             489                      18
   Liz Claiborne, Inc.                           500                      18
   Fastenal Co.                                  316                      18
   Family Dollar Stores, Inc.                    590                      18
*  Caesars Entertainment, Inc.                 1,190                      18
   Republic Services, Inc. Class A               614                      18
   The Stanley Works                             388                      18
   RadioShack Corp.                              610                      17
   VF Corp.                                      356                      17
   Wendy's International, Inc.                   496                      17
   CDW Corp.                                     270                      17
   Nordstrom, Inc.                               388                      17
*  ChoicePoint Inc.                              360                      16
   Sabre Holdings Corp.                          586                      16
   Foot Locker, Inc.                             660                      16
   Ross Stores, Inc.                             596                      16
   Alberto-Culver Co. Class B                    318                      16
*  Chico's FAS, Inc.                             352                      16
   ServiceMaster Co.                           1,258                      15
*  Lamar Advertising Co. Class A                 352                      15
   Abercrombie & Fitch Co.                       376                      15
   Darden Restaurants Inc.                       684                      14
   International Flavors &
   Fragrances, Inc.                              364                      14
*  Sirius Satellite Radio, Inc.                4,261                      13
   Outback Steakhouse                            316                      13
*  Brinker International, Inc.                   382                      13
*  Toys R Us, Inc.                               808                      13
   Hasbro, Inc.                                  674                      13
   Aramark Corp. Class B                         442                      13
*  Williams-Sonoma, Inc.                         380                      13
*  Kmart Holding Corp.                           172                      12
*  AutoNation, Inc.                              716                      12
*  MGM Mirage, Inc.                              258                      12
*  Iron Mountain, Inc.                           248                      12
*  Fisher Scientific International Inc.          206                      12
   Circuit City Stores, Inc.                     864                      11
*  Dollar Tree Stores, Inc.                      400                      11
   GTECH Holdings Corp.                          226                      10
   Maytag Corp.                                  424                      10
*  Allied Waste Industries, Inc.                 788                      10
   Viad Corp.                                    360                      10
   The McClatchy Co. Class A                     136                      10
   Belo Corp. Class A                            350        $              9
*  Pixar, Inc.                                   134                       9
   Meredith Corp.                                168                       9
*  CarMax, Inc.                                  388                       8
*  Advance Auto Parts, Inc.                      192                       8
*  Corinthian Colleges, Inc.                     340                       8
*  Tech Data Corp.                               204                       8
*  Weight Watchers International, Inc.           192                       8
*  The Cheesecake Factory                        188                       7
   International Speedway Corp.                  152                       7
   Polo Ralph Lauren Corp.                       212                       7
   Reebok International Ltd.                     198                       7
*  Convergys Corp.                               460                       7
*  Rent-A-Center, Inc.                           226                       7
*  Westwood One, Inc.                            264                       6
*  Entercom Communications Corp.                 166                       6
   Saks Inc.                                     400                       6
*  Radio One, Inc. Class D                       292                       5
*  Hewitt Associates, Inc.                       136                       4
   Metro-Goldwyn-Mayer Inc.                      308                       4
*  Citadel Broadcasting Corp.                    136                       2
*  Columbia Sportswear Co.                        24                       1
*  Cox Radio, Inc.                                72                       1
   Hearst-Argyle Television Inc.                  48                       1
   Regal Entertainment Group Class A              64                       1
   Blockbuster Inc. Class A                       48                       1
*  Radio One, Inc.                                40                       1
                                                                       6,587
Consumer Staples (7.3%)
   The Procter & Gamble Co.                   10,508                     572
   The Coca-Cola Co.                           9,400                     475
   Altria Group, Inc.                          8,740                     437
   PepsiCo, Inc.                               7,306                     394
   Anheuser-Busch Cos., Inc.                   3,438                     186
   Walgreen Co.                                4,416                     160
   Colgate-Palmolive Co.                       2,318                     135
   Sysco Corp.                                 2,738                      98
   Sara Lee Corp.                              3,482                      80
   CVS Corp.                                   1,740                      73
   ConAgra Foods, Inc.                         2,312                      63
   General Mills, Inc.                         1,244                      59
   H.J. Heinz Co.                              1,456                      57
*  The Kroger Co.                              3,070                      56
*  Safeway, Inc.                               1,914                      49
   Kellogg Co.                                 1,054                      44
   Wm. Wrigley Jr. Co.                           668                      42
   Kraft Foods Inc.                            1,172                      37
   Albertson's, Inc.                           1,344                      36
   Hershey Foods Corp.                           740                      34
   The Clorox Co.                                634                      34
   Coca-Cola Enterprises, Inc.                 1,056                      31

32

                                                                      Market
                                                                      Value^
                                              Shares                   (000)
   Whole Foods Market, Inc.                      302        $             29
   Campbell Soup Co.                           1,012                      27
   UST, Inc.                                     716                      26
*  Dean Foods Co.                                684                      26
   R.J. Reynolds Tobacco Holdings, Inc.          356                      24
   Tyson Foods, Inc.                           1,008                      21
   The Pepsi Bottling Group, Inc.                658                      20
   McCormick & Co., Inc.                         550                      19
   SuperValu Inc.                                544                      17
   J.M. Smucker Co.                              296                      14
*  Constellation Brands, Inc. Class A            362                      13
*  Smithfield Foods, Inc.                        360                      11
   Hormel Foods Corp.                            340                      11
   Adolph Coors Co. Class B                      144                      10
   Brown-Forman Corp. Class B                    172                       8
*  Del Monte Foods Co.                           770                       8
   PepsiAmericas, Inc.                           356                       8
   Carolina Group                                184                       5
                                                                       3,449
Financial Services (22.2%)
   Citigroup, Inc.                            22,066                   1,026
   Bank of America Corp.                       8,808                     745
   American International Group, Inc.          9,546                     680
   Wells Fargo & Co.                           7,242                     414
   J.P. Morgan Chase & Co.                     8,766                     340
   Fannie Mae                                  4,224                     301
   American Express Co.                        4,964                     255
   Wachovia Corp.                              5,576                     248
   Bank One Corp.                              4,758                     243
   U.S. Bancorp                                8,198                     226
   Morgan Stanley                              4,158                     219
   Merrill Lynch & Co., Inc.                   3,938                     213
   Freddie Mac                                 2,974                     188
   First Data Corp.                            3,838                     171
   Washington Mutual, Inc.                     3,746                     145
   MBNA Corp.                                  5,266                     136
   Allstate Corp.                              2,852                     133
   The Goldman Sachs Group, Inc.               1,354                     127
   Metropolitan Life Insurance Co.             3,238                     116
   Fifth Third Bancorp                         2,108                     113
   St. Paul Travelers Cos., Inc.               2,704                     110
   Prudential Financial, Inc.                  2,294                     107
   Automatic Data Processing, Inc.             2,522                     106
   Marsh & McLennan Cos., Inc.                 2,170                      98
   The Bank of New York Co., Inc.              3,324                      98
   National City Corp.                         2,742                      96
   AFLAC Inc.                                  2,174                      89
   Countrywide Financial Corp.                 1,250                      88
   BB&T Corp.                                  2,326                      86
   The Hartford Financial
   Services Group Inc.                         1,228                      84
   SLM Corp.                                   1,948        $             79
   Lehman Brothers Holdings, Inc.              1,032                      78
   Progressive Corp. of Ohio                     888                      76
   Capital One Financial Corp.                 1,082                      74
   SunTrust Banks, Inc.                        1,076                      70
   State Street Corp.                          1,408                      69
   PNC Financial Services Group                1,238                      66
   The Chubb Corp.                               850                      58
   Golden West Financial Corp.                   536                      57
   Mellon Financial Corp.                      1,816                      53
   SouthTrust Corp.                            1,370                      53
   ACE Ltd.                                    1,202                      51
   KeyCorp                                     1,672                      50
   XL Capital Ltd. Class A                       658                      50
   The Principal Financial Group, Inc.         1,400                      49
   Paychex, Inc.                               1,432                      49
   Equity Office Properties Trust REIT         1,728                      47
   CIGNA Corp.                                   656                      45
   Simon Property Group, Inc. REIT               868                      45
   Charter One Financial, Inc.                   940                      42
   Charles Schwab Corp.                        4,288                      41
   Comerica, Inc.                                726                      40
   Bear Stearns Co., Inc.                        470                      40
   AmSouth Bancorp                             1,540                      39
   MBIA, Inc.                                    670                      38
   Ambac Financial Group, Inc.                   496                      36
   MGIC Investment Corp.                         480                      36
   Equity Residential REIT                     1,190                      35
   Moody's Corp.                                 538                      35
   CIT Group Inc.                                894                      34
   Lincoln National Corp.                        724                      34
*  Fiserv, Inc.                                  872                      34
   H & R Block, Inc.                             708                      34
   Loews Corp.                                   560                      34
   Regions Financial Corp.                       904                      33
*  SunGard Data Systems, Inc.                  1,224                      32
   Aon Corp.                                   1,100                      31
   Northern Trust Corp.                          740                      31
   Franklin Resources Corp.                      602                      30
   Marshall & Ilsley Corp.                       764                      30
   Jefferson-Pilot Corp.                         576                      29
   M & T Bank Corp.                              332                      29
   Legg Mason Inc.                               316                      29
   National Commerce Financial Corp.             862                      28
   Sovereign Bancorp, Inc.                     1,262                      28
   Torchmark Corp.                               514                      28
   Vornado Realty Trust REIT                     454                      26
   General Growth
   Properties Inc. REIT                          866                      26
   T. Rowe Price Group Inc.                      504                      25
   Popular, Inc.                                 584                      25

33

                                                                      Market
                                                                      Value^
Large-Cap Index Fund                          Shares                   (000)
   Cincinnati Financial Corp.                    571        $             25
   First Horizon National Corp.                  542                      25
   North Fork Bancorp, Inc.                      646                      25
   Union Planters Corp.                          824                      25
   Synovus Financial Corp.                       970                      25
   Banknorth Group, Inc.                         756                      25
   Plum Creek Timber Co. Inc. REIT               752                      25
   Archstone-Smith Trust REIT                    822                      24
   Everest Re Group, Ltd.                        300                      24
   ProLogis REIT                                 728                      24
   Fidelity National Financial, Inc.             638                      24
   SAFECO Corp.                                  540                      24
   Compass Bancshares Inc.                       540                      23
   New York Community
   Bancorp, Inc.                               1,123                      22
   Zions Bancorp                                 336                      21
   Boston Properties, Inc. REIT                  410                      21
   Huntington Bancshares Inc.                    896                      21
   Old Republic International Corp.              828                      20
*  The Dun & Bradstreet Corp.                    352                      19
   Rouse Co. REIT                                394                      19
   Avalonbay Communities, Inc. REIT              328                      19
   TCF Financial Corp.                           316                      18
   The Chicago Mercantile Exchange               127                      18
*  Providian Financial Corp.                   1,248                      18
   Commerce Bancorp, Inc.                        332                      18
   UnumProvident Corp.                         1,132                      18
   Radian Group, Inc.                            372                      18
   Green Point Financial Corp.                   442                      18
*  Host Marriott Corp. REIT                    1,418                      18
   UnionBanCal Corp.                             308                      17
   Kimco Realty Corp. REIT                       380                      17
   Duke Realty Corp. REIT                        542                      17
   The PMI Group Inc.                            392                      17
   RenaissanceRe Holdings Ltd.                   316                      17
   iStar Financial Inc. REIT                     424                      17
   Hibernia Corp. Class A                        688                      17
   Equifax, Inc.                                 672                      17
   White Mountains
   Insurance Group Inc.                           32                      16
   Mercantile Bankshares Corp.                   344                      16
*  E*TRADE Financial Corp.                     1,402                      16
*  DST Systems, Inc.                             320                      15
   Public Storage, Inc. REIT                     332                      15
   Health Care Properties
   Investors REIT                                610                      15
   W.R. Berkley Corp.                            336                      14
   Liberty Property Trust REIT                   352                      14
   Investors Financial Services Corp.            320                      14
   Allied Capital Corp.                          532                      13
*  Genworth Financial Inc.                       566                      13
   Doral Financial Corp.                         368        $             13
   Janus Capital Group Inc.                      758                      12
   Protective Life Corp.                         320                      12
   Astoria Financial Corp.                       338                      12
   PartnerRe Ltd.                                216                      12
   City National Corp.                           186                      12
   Associated Banc-Corp.                         412                      12
*  Ameritrade Holding Corp.                    1,050                      12
   Apartment Investment &
   Management Co. Class A REIT                   378                      12
   A.G. Edwards & Sons, Inc.                     344                      12
   Hospitality Properties Trust REIT             276                      12
   AMB Property Corp. REIT                       328                      11
   New Plan Excel Realty Trust REIT              486                      11
   Transatlantic Holdings, Inc.                  140                      11
   Friedman, Billings,
   Ramsey Group, Inc. REIT                       572                      11
   Arthur J. Gallagher & Co.                     364                      11
   Bank of Hawaii Corp.                          236                      11
   Federated Investors, Inc.                     348                      11
   Independence Community
   Bank Corp.                                    288                      10
   Leucadia National Corp.                       208                      10
*  Markel Corp.                                   36                      10
   SEI Corp.                                     344                      10
   Axis Capital Holdings Ltd.                    356                      10
   Commerce Bancshares, Inc.                     214                      10
*  WellChoice Inc.                               234                      10
   Valley National Bancorp                       383                      10
   Assurant, Inc.                                366                      10
   Fair, Isaac, Inc.                             288                      10
*  CheckFree Corp.                               320                      10
   Brown & Brown, Inc.                           214                       9
   Deluxe Corp.                                  212                       9
   Weingarten Realty Investors REIT              278                       9
   Fulton Financial Corp.                        429                       9
   Dow Jones & Co., Inc.                         188                       8
   Hudson City Bancorp, Inc.                     240                       8
   Unitrin, Inc.                                 188                       8
   Nationwide Financial Services, Inc.           210                       8
   Regency Centers Corp. REIT                    176                       8
   Eaton Vance Corp.                             194                       7
   Wilmington Trust Corp.                        198                       7
   Mercury General Corp.                         148                       7
   Erie Indemnity Co. Class A                    152                       7
   BlackRock, Inc.                                52                       3
   Montpelier Re Holdings Ltd.                    84                       3
*  CapitalSource Inc.                            116                       3
   Total System Services, Inc.                    72                       2
*  BOK Financial Corp.                            39                       2
   Capitol Federal Financial                      40                       1

34

                                                                      Market
                                                                      Value^
                                              Shares                   (000)
   Nuveen Investments, Inc. Class A               42                     $ 1
   Student Loan Corp.                              8                       1
                                                                      10,493
Health Care (13.6%)
   Pfizer Inc.                                32,706                   1,121
   Johnson & Johnson                          12,742                     710
   Merck & Co., Inc.                           9,508                     452
   Eli Lilly & Co.                             4,356                     305
*  Amgen, Inc.                                 5,540                     302
   Abbott Laboratories                         6,368                     260
   Medtronic, Inc.                             5,196                     253
   Wyeth                                       5,682                     205
   Bristol-Myers Squibb Co.                    8,322                     204
   UnitedHealth Group Inc.                     2,653                     165
   Cardinal Health, Inc.                       1,924                     135
   Schering-Plough Corp.                       6,350                     117
*  Genentech, Inc.                             2,046                     115
*  Boston Scientific Corp.                     2,628                     112
*  Biogen Idec Inc.                            1,484                      94
*  Zimmer Holdings, Inc.                       1,040                      92
   Baxter International, Inc.                  2,612                      90
*  Forest Laboratories, Inc.                   1,574                      89
   HCA Inc.                                    1,894                      79
*  WellPoint Health
   Networks Inc. Class A                         690                      77
   Guidant Corp.                               1,374                      77
*  Gilead Sciences, Inc.                         938                      63
*  St. Jude Medical, Inc.                        816                      62
*  Caremark Rx, Inc.                           1,828                      60
   Stryker Corp.                               1,072                      59
*  Anthem, Inc.                                  652                      58
   Aetna Inc.                                    686                      58
   Becton, Dickinson & Co.                     1,070                      55
   Allergan, Inc.                                546                      49
*  Genzyme Corp.-
   General Division                            1,008                      48
   Biomet, Inc.                                1,050                      47
*  Medco Health Solutions, Inc.                1,112                      42
   McKesson Corp.                              1,210                      42
   AmerisourceBergen Corp.                       504                      30
   Quest Diagnostics, Inc.                       338                      29
   C.R. Bard, Inc.                               498                      28
*  Laboratory Corp. of
   America Holdings                              662                      26
*  Tenet Healthcare Corp.                      1,954                      26
*  Varian Medical Systems, Inc.                  324                      26
*  Express Scripts Inc.                          322                      26
*  MedImmune Inc.                              1,072                      25
*  Chiron Corp.                                  504                      22
   IMS Health, Inc.                              954                      22
   Mylan Laboratories, Inc.                    1,104                      22
   Health Management
   Associates Class A                            950        $             21
   Oxford Health Plans, Inc.                     368                      20
*  ImClone Systems, Inc.                         235                      20
   Omnicare, Inc.                                468                      20
*  Celgene Corp.                                 348                      20
   Beckman Coulter, Inc.                         312                      19
*  Invitrogen Corp.                              248                      18
   DENTSPLY International Inc.                   342                      18
*  Hospira, Inc.                                 638                      18
*  Sepracor Inc.                                 326                      17
*  Coventry Health Care Inc.                     336                      16
*  Millennium Pharmaceuticals, Inc.            1,140                      16
*  Patterson Dental Co.                          192                      15
*  IVAX Corp.                                    568                      14
*  Kinetic Concepts, Inc.                        256                      13
   Bausch & Lomb, Inc.                           196                      13
*  Lincare Holdings, Inc.                        380                      12
*  Barr Pharmaceuticals Inc.                     366                      12
*  Apogent Technologies Inc.                     380                      12
*  Triad Hospitals, Inc.                         326                      12
   Manor Care, Inc.                              364                      12
*  Health Net Inc.                               434                      12
*  Humana Inc.                                   680                      11
*  WebMD Corp.                                 1,232                      11
*  King Pharmaceuticals, Inc.                  1,002                      11
*  Henry Schein, Inc.                            176                      11
*  Cephalon, Inc.                                200                      11
*  Millipore Corp.                               188                      11
*  Watson Pharmaceuticals, Inc.                  388                      10
   Universal Health Services Class B             200                       9
*  Community Health Systems, Inc.                324                       9
*  ICOS Corp.                                    208                       6
                                                                       6,429
Integrated Oils (4.5%)
   ExxonMobil Corp.                           28,144                   1,250
   ChevronTexaco Corp.                         4,596                     433
   ConocoPhillips Co.                          2,786                     213
   Occidental Petroleum Corp.                  1,684                      82
   Marathon Oil Corp.                          1,460                      55
   Unocal Corp.                                1,066                      41
   Amerada Hess Corp.                            348                      28
   Murphy Oil Corp.                              358                      26
                                                                       2,128
Other Energy (2.2%)
   Schlumberger Ltd.                           2,554                     162
   Devon Energy Corp.                          1,032                      68
   Anadarko Petroleum Corp.                    1,056                      62
   Burlington Resources, Inc.                  1,698                      61
   Apache Corp.                                1,398                      61
   Halliburton Co.                             1,912                      58

35

                                                                      Market
                                                                      Value^
Large-Cap Index Fund                          Shares                   (000)
   Baker Hughes, Inc.                          1,430        $             54
   Valero Energy Corp.                           612                      45
*  Transocean Inc.                             1,390                      40
   EOG Resources, Inc.                           552                      33
*  BJ Services Co.                               682                      31
   XTO Energy, Inc.                            1,021                      30
*  Nabors Industries, Inc.                       668                      30
*  Smith International, Inc.                     478                      27
   Kerr-McGee Corp.                              484                      26
   Williams Cos., Inc.                         2,164                      26
*  Weatherford International Ltd.                540                      24
   El Paso Corp.                               2,662                      21
   Sunoco, Inc.                                  326                      21
   GlobalSantaFe Corp.                           776                      21
*  Noble Corp.                                   524                      20
   ENSCO International, Inc.                     642                      19
   Pioneer Natural Resources Co.                 486                      17
   Equitable Resources, Inc.                     312                      16
   Pogo Producing Co.                            288                      14
*  National-Oilwell, Inc.                        348                      11
   Patterson-UTI Energy, Inc.                    324                      11
   Noble Energy, Inc.                            206                      11
*  Cooper Cameron Corp.                          206                      10
*  Rowan Cos., Inc.                              402                      10
   Diamond Offshore Drilling, Inc.               326                       8
*  Pride International, Inc.                     424                       7
                                                                       1,055
Materials & Processing (3.3%)
   E.I. du Pont de Nemours & Co.               4,258                     189
   Dow Chemical Co.                            3,968                     161
   Alcoa Inc.                                  3,726                     123
   International Paper Co.                     1,926                      86
   Newmont Mining Corp.
   (Holding Co.)                               1,804                      70
   Weyerhaeuser Co.                            1,026                      65
   Masco Corp.                                 1,960                      61
   Praxair, Inc.                               1,414                      56
   Air Products & Chemicals, Inc.              1,028                      54
   PPG Industries, Inc.                          718                      45
   Monsanto Co.                                1,090                      42
   Archer-Daniels-Midland Co.                  2,316                      39
*  American Standard Cos., Inc.                  936                      38
*  Phelps Dodge Corp.                            458                      36
   Georgia Pacific Group                         916                      34
   Rohm & Haas Co.                               664                      28
   Nucor Corp.                                   344                      26
   MeadWestvaco Corp.                            880                      26
   Ecolab, Inc.                                  778                      25
   Avery Dennison Corp.                          372                      24
   Freeport-McMoRan
   Copper & Gold, Inc. Class B                   700                      23
   Sherwin-Williams Co.                          546        $             23
   Sigma-Aldrich Corp.                           340                      20
   Smurfit-Stone Container Corp.                 986                      20
*  Sealed Air Corp.                              336                      18
   Vulcan Materials Co.                          376                      18
   Engelhard Corp.                               534                      17
   Fluor Corp.                                   342                      16
*  Energizer Holdings, Inc.                      352                      16
   Eastman Chemical Co.                          340                      16
   Ball Corp.                                    216                      16
   United States Steel Corp.                     437                      15
*  Pactiv Corp.                                  600                      15
   Temple-Inland Inc.                            188                      13
   Ashland, Inc.                                 232                      12
   Lyondell Chemical Co.                         662                      12
   Bemis Co., Inc.                               384                      11
   Valspar Corp.                                 188                       9
   Sonoco Products Co.                           368                       9
   The St. Joe Co.                               236                       9
   Bowater Inc.                                  200                       8
*  Jacobs Engineering Group Inc.                 186                       7
*  Owens-Illinois, Inc.                          416                       7
   Lafarge North America Inc.                    156                       7
   Packaging Corp. of America                    216                       5
*  International Steel Group, Inc.                36                       1
                                                                       1,571
Producer Durables (4.1%)
   United Technologies Corp.                   2,232                     204
   The Boeing Co.                              3,134                     160
*  Applied Materials, Inc.                     7,164                     141
   Illinois Tool Works, Inc.                   1,220                     117
   Caterpillar, Inc.                           1,450                     115
   Emerson Electric Co.                        1,794                     114
   Lockheed Martin Corp.                       1,624                      85
   Northrop Grumman Corp.                      1,412                      76
   Deere & Co.                                 1,044                      73
   Danaher Corp.                               1,104                      57
   Ingersoll-Rand Co.                            790                      54
*  Agilent Technologies, Inc.                  1,806                      53
*  Lexmark International, Inc.                   542                      52
*  Xerox Corp.                                 3,264                      47
*  KLA-Tencor Corp.                              856                      42
   Pitney Bowes, Inc.                            946                      42
   Dover Corp.                                   888                      37
   Parker Hannifin Corp.                         516                      31
*  Waters Corp.                                  546                      26
   Pulte Homes, Inc.                             492                      26
   Rockwell Collins, Inc.                        744                      25
   Lennar Corp. Class A                          554                      25
   D. R. Horton, Inc.                            860                      24
   Centex Corp.                                  514                      24

36

                                                                     Market
                                                                     Value^
                                             Shares                   (000)
   Cooper Industries, Inc. Class A              364        $             22
*  Thermo Electron Corp.                        690                      21
*  Novellus Systems, Inc.                       670                      21
   W.W. Grainger, Inc.                          340                      20
*  Teradyne, Inc.                               822                      19
   Diebold, Inc.                                332                      18
   Pall Corp.                                   628                      16
   Goodrich Corp.                               504                      16
*  LAM Research Corp.                           606                      16
   American Power Conversion Corp.              808                      16
*  NVR, Inc.                                     28                      14
   Tektronix, Inc.                              368                      13
   KB HOME                                      172                      12
*  Alliant Techsystems, Inc.                    172                      11
   Molex, Inc. Class A                          376                      10
   Garmin Ltd.                                  258                      10
   Hubbell Inc. Class B                         192                       9
   Molex, Inc.                                  208                       7
                                                                      1,921
Technology (14.6%)
   Microsoft Corp.                           41,694                   1,191
   Intel Corp.                               27,736                     766
*  Cisco Systems, Inc.                       29,550                     700
   International Business
   Machines Corp.                             7,356                     648
*  Dell Inc.                                  9,918                     355
   Hewlett-Packard Co.                       12,420                     262
   QUALCOMM Inc.                              3,426                     250
*  Oracle Corp.                              16,696                     199
   Motorola, Inc.                            10,006                     183
   Texas Instruments, Inc.                    7,336                     177
*  EMC Corp.                                 10,378                     119
*  Corning, Inc.                              5,716                      75
   Analog Devices, Inc.                       1,572                      74
   Maxim Integrated Products, Inc.            1,366                      72
   General Dynamics Corp.                       714                      71
*  Lucent Technologies, Inc.                 17,592                      66
   Raytheon Co.                               1,746                      62
*  Symantec Corp.                             1,354                      59
*  Sun Microsystems, Inc.                    13,612                      59
   Computer Associates
   International, Inc.                        1,964                      55
   Linear Technology Corp.                    1,304                      51
*  Apple Computer, Inc.                       1,548                      50
*  Veritas Software Corp.                     1,786                      49
*  Broadcom Corp.                             1,032                      48
*  Juniper Networks, Inc.                     1,941                      48
   Adobe Systems, Inc.                        1,022                      48
   Xilinx, Inc.                               1,424                      47
   Electronic Data Systems Corp.              2,158                      41
*  Micron Technology, Inc.                    2,322                      36
*  Computer Sciences Corp.                      760        $             35
*  Altera Corp.                               1,556                      35
*  Flextronics International Ltd.             2,136                      34
*  National Semiconductor Corp.               1,504                      33
   L-3 Communications Holdings, Inc.            470                      31
*  Intuit, Inc.                                 810                      31
*  Network Appliance, Inc.                    1,386                      30
*  Affiliated Computer
   Services, Inc. Class A                       560                      30
   Rockwell Automation, Inc.                    746                      28
   Microchip Technology, Inc.                   872                      28
*  Avaya Inc.                                 1,706                      27
*  PeopleSoft, Inc.                           1,426                      26
*  Solectron Corp.                            3,706                      24
*  Marvell Technology Group Ltd.                868                      23
*  Advanced Micro Devices, Inc.               1,430                      23
   Scientific-Atlanta, Inc.                     656                      23
*  Mercury Interactive Corp.                    418                      21
*  JDS Uniphase Corp.                         5,368                      20
*  Siebel Systems, Inc.                       1,866                      20
*  Unisys Corp.                               1,410                      20
   Applera Corp.-
   Applied Biosystems Group                     886                      19
*  BMC Software, Inc.                         1,038                      19
   Autodesk, Inc.                               435                      19
*  NCR Corp.                                    372                      18
*  Sanmina-SCI Corp.                          2,026                      18
*  Synopsys, Inc.                               630                      18
*  Jabil Circuit, Inc.                          692                      17
*  Cadence Design Systems, Inc.               1,166                      17
   Harris Corp.                                 320                      16
*  Zebra Technologies Corp. Class A             176                      15
   Symbol Technologies, Inc.                  1,000                      15
*  Comverse Technology, Inc.                    738                      15
*  Storage Technology Corp.                     494                      14
*  Citrix Systems, Inc.                         694                      14
*  Tellabs, Inc.                              1,602                      14
   Intersil Corp.                               640                      14
*  Red Hat, Inc.                                571                      13
*  NVIDIA Corp.                                 636                      13
*  LSI Logic Corp.                            1,692                      13
*  Ceridian Corp.                               572                      13
*  SanDisk Corp.                                592                      13
*  Amphenol Corp.                               384                      13
*  BEA Systems, Inc.                          1,516                      12
*  Vishay Intertechnology, Inc.                 664                      12
*  Novell, Inc.                               1,456                      12
*  Network Associates, Inc.                     662                      12
*  UTStarcom, Inc.                              380                      11
   Seagate Technology                           738                      11
*  ADC Telecommunications, Inc.               3,500                      10

37

                                                                      Market
                                                                      Value^
Large-Cap Index Fund                          Shares                   (000)
*  Compuware Corp.                             1,506        $             10
*  QLogic Corp.                                  372                      10
*  PMC Sierra Inc.                               630                       9
*  3Com Corp.                                  1,416                       9
*  Agere Systems Inc. Class B                  3,694                       8
*  Ingram Micro, Inc. Class A                    498                       7
*  Agere Systems Inc. Class A                  2,998                       7
*  Foundry Networks, Inc.                        484                       7
*  CIENA Corp.                                 1,794                       7
   National Instruments Corp.                    210                       6
*  Fairchild Semiconductor
   International, Inc.                           384                       6
*  Conexant Systems, Inc.                      1,325                       6
   AVX Corp.                                     112                       2
                                                                       6,917
Utilities (6.7%)
   Verizon Communications Inc.                11,882                     430
   SBC Communications Inc.                    14,118                     342
   BellSouth Corp.                             7,796                     204
*  Comcast Corp. Class A                       5,596                     157
*  AT&T Wireless Services Inc.                 9,812                     141
*  Nextel Communications, Inc.                 4,397                     117
*  Comcast Corp. Special Class A               3,760                     104
   Sprint Corp.                                5,708                     100
   Exelon Corp.                                2,786                      93
   Southern Co.                                3,122                      91
   Dominion Resources, Inc.                    1,392                      88
   Duke Energy Corp.                           3,962                      80
   ALLTEL Corp.                                1,246                      63
   Entergy Corp.                               1,010                      57
   TXU Corp.                                   1,360                      55
   American Electric Power Co., Inc.           1,646                      53
   FirstEnergy Corp.                           1,380                      52
   AT&T Corp.                                  3,440                      50
*  PG&E Corp.                                  1,730                      48
   FPL Group, Inc.                               726                      46
   Progress Energy, Inc.                       1,024                      45
   Consolidated Edison Inc.                    1,048                      43
   Public Service
   Enterprise Group, Inc.                      1,028                      41
   PPL Corp.                                     724                      33
   Ameren Corp.                                  858                      37
   Edison International                        1,248                      32
   Constellation Energy Group, Inc.              804                      30
   Sempra Energy                                 872                      30
   Xcel Energy, Inc.                           1,734                      29
   DTE Energy Co.                                708                      29
   Cinergy Corp.                                 708                      27
   Kinder Morgan, Inc.                           450                      27
*  AES Corp.                                   2,620                      26
   KeySpan Corp.                                 684                      25
*  Cox Communications, Inc. Class A              892        $             25
   NiSource, Inc.                              1,192                      25
*  Qwest Communications
   International Inc.                          6,034                      22
*  NTL Inc.                                      340                      20
*  Cablevision Systems NY
   Group Class A                                 900                      18
   CenturyTel, Inc.                              574                      17
   Wisconsin Energy Corp.                        516                      17
   Energy East Corp.                             680                      16
   SCANA Corp.                                   428                      16
   Pinnacle West Capital Corp.                   374                      15
   Telephone & Data Systems, Inc.                192                      14
   Pepco Holdings, Inc.                          712                      13
*  Citizens Communications Co.                 1,068                      13
   CenterPoint Energy Inc.                     1,116                      13
   Questar Corp.                                 332                      13
   MDU Resources Group, Inc.                     482                      12
   TECO Energy, Inc.                             856                      10
   Puget Energy, Inc.                            460                      10
*  UnitedGlobalCom Inc. Class A                1,388                      10
   NSTAR                                         196                       9
   DPL Inc.                                      438                       9
   Northeast Utilities                           432                       8
*  Level 3 Communications, Inc.                1,896                       7
*  U.S. Cellular Corp.                            28                       1
                                                                       3,158
Other (5.4%)
   General Electric Co.                       45,214                   1,465
   3M Co.                                      3,182                     286
   Tyco International Ltd.                     8,520                     282
   Honeywell International Inc.                3,526                     129
*  Berkshire Hathaway Inc. Class B                39                     115
   Fortune Brands, Inc.                          660                      50
   Johnson Controls, Inc.                        828                      44
   Eaton Corp.                                   670                      43
   Textron, Inc.                                 524                      31
   ITT Industries, Inc.                          352                      29
   Hillenbrand Industries, Inc.                  290                      18
   SPX Corp.                                     346                      16
   Brunswick Corp.                               360                      15
   Allete, Inc.                                  344                      11
                                                                       2,534
TOTAL COMMON STOCKS
(Cost $47,877)                                                        47,244

38

                                                           Face                  Market
                                                         Amount                  Value^
                                                          (000)                   (000)
TEMPORARY CASH INVESTMENT (0.7%)
Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.47%, 7/1/2004
(Cost $344)                                                $344                   $ 344
TOTAL INVESTMENTS (100.7%)
(Cost $48,221)                                                                   47,588
OTHER ASSETS AND LIABILITIES (-0.7%)
Other Assets--Note B                                                                276
Liabilities                                                                        (629)
                                                                                   (353)
NET ASSETS (100%)                                                               $47,235
^See Note A to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

                                                                                 Amount
                                                                                  (000)
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
Paid-in Capital                                                                 $47,884
Undistributed Net Investment Income                                                  10
Accumulated Net Realized Losses                                                     (26)
Unrealized Depreciation                                                            (633)
NET ASSETS                                                                      $47,235

Investor Shares--Net Assets
Applicable to 1,103,881 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                       $22,173
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                                  $20.09

Admiral Shares--Net Assets
Applicable to 206,261 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                        $5,179
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                                   $25.11

VIPER Shares--Net Assets
Applicable to 400,000 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                       $19,883
NET ASSET VALUE PER SHARE--
VIPER SHARES                                                                     $49.71
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

39

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

                                                                                          Total
                                          Growth              Value      Large-Cap Stock Market
                                      Index Fund         Index Fund     Index Fund   Index Fund

                                                    Six Months Ended June 30, 2004*

                                           (000)              (000)          (000)        (000)
INVESTMENT INCOME
Income
Dividends                               $ 36,646      $      55,460          $ 687   $  354,527
Interest                                      57                 15              1          687
Security Lending                              26                106             --        2,838
Total Income                              36,729             55,581            688      358,052
Expenses
The Vanguard Group--Note B
Investment Advisory Services                  34                 34             --           37
Management and Administrative
Investor Shares                            7,585              2,906              5       22,064
Admiral Shares                               614                430             --        4,427
Institutional Shares                         273                164             --        2,433
VIPER Shares                                  33                 30              5        2,009
Marketing and Distribution
Investor Shares                              500                207              1        1,814
Admiral Shares                                83                 62             --          540
Institutional Shares                          78                 51             --          720
VIPER Shares                                   2                  2              4          256
Custodian Fees                                89                 99             35          370
Shareholders' Reports
Investor Shares                              162                 37             --          408
Admiral Shares                                 3                  1             --           11
Institutional Shares                           2                  1             --            8
VIPER Shares                                  --                 --             --           12
Trustees' Fees and Expenses                    6                  2             --           22
Total Expenses                             9,464              4,026             50       35,131
NET INVESTMENT INCOME                     27,265             51,555            638      322,921
REALIZED NET GAIN (LOSS)
Investment Securities Sold                45,639             29,911          (917)    (191,303)
Futures Contracts                             --                 --             --        2,074
REALIZED NET GAIN (LOSS)                  45,639             29,911          (917)    (189,229)
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities                    213,507             78,853          (633)    1,607,569
Futures Contracts                             --                 --             --        1,473
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)                           213,507             78,853          (633)    1,609,042
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS               $286,411           $160,319         $(912)   $1,742,734

*Large-Cap Index Fund results are for the period since inception, January 27, 2004.

40

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

                                             Growth Index Fund              Value Index Fund
                                         Six Months           Year     Six Months          Year
                                              Ended          Ended          Ended         Ended
                                      June 30, 2004  Dec. 31, 2003  June 30, 2004 Dec. 31, 2003
                                              (000)          (000)          (000)         (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income                      $ 27,265       $ 65,483       $ 51,555      $ 82,699
Realized Net Gain (Loss)                     45,639      (437,090)         29,911     (327,602)
Change in Unrealized Appreciation
 (Depreciation)                             213,507      2,312,375         78,853     1,243,304
Net Increase (Decrease) in Net Assets
Resulting from Operations                   286,411      1,940,768        160,319       998,401
Distributions
Net Investment Income
Investor Shares                            (21,346)       (53,318)       (32,058)      (55,864)
Admiral Shares                              (3,636)        (7,958)        (9,348)      (14,343)
Institutional Shares                        (3,002)        (6,561)        (5,855)      (11,117)
VIPER Shares                                  (216)             --          (773)            --
Realized Capital Gain
Investor Shares                                  --             --             --            --
Admiral Shares                                   --             --             --            --
Institutional Shares                             --             --             --            --
VIPER Shares                                     --             --             --            --
Total Distributions                        (28,200)       (67,837)       (48,034)      (81,324)
Capital Share Transactions--Note F
Investor Shares                               8,811       (21,541)        161,773        81,496
Admiral Shares                               42,378        135,609        106,987       136,542
Institutional Shares                        154,951       (46,173)       (26,596)      (77,454)
VIPER Shares                                 95,081             --        104,973            --
Net Increase (Decrease) from
Capital Share Transactions                  301,221         67,895        347,137       140,584
Total Increase (Decrease)                   559,432      1,940,826        459,422     1,057,661
Net Assets
Beginning of Period                       9,459,956      7,519,130      4,227,946     3,170,285
End of Period                           $10,019,388     $9,459,956     $4,687,368    $4,227,946

41

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                  Large-Cap               Total Stock Market
                                                 Index Fund                       Index Fund
                                                Jan. 27* to      Six Months             Year
                                                   June 30,           Ended            Ended
                                                       2004   June 30, 2004    Dec. 31, 2003
                                                      (000)           (000)            (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income                                 $ 638  $      322,921        $ 483,665
Realized Net Gain (Loss)                              (917)       (189,229)        (307,759)
Change in Unrealized Appreciation (Depreciation)      (633)       1,609,042        9,013,953
Net Increase (Decrease) in Net Assets
Resulting from Operations                             (912)       1,742,734        9,189,859
Distributions
Net Investment Income
Investor Shares                                       (175)       (172,281)        (280,716)
Admiral Shares                                         (44)        (60,745)         (92,244)
Institutional Shares                                     --        (60,948)         (91,521)
VIPER Shares                                          (409)        (20,403)         (28,586)
Realized Capital Gain
Investor Shares                                          --              --               --
Admiral Shares                                           --              --               --
Institutional Shares                                     --              --               --
VIPER Shares                                             --              --               --
Total Distributions                                   (628)       (314,377)        (493,067)
Capital Share Transactions--Note F
Investor Shares                                      22,025       2,999,864        4,707,953
Admiral Shares                                        5,207       1,064,065        2,288,250
Institutional Shares                                     --         632,229        2,034,942
VIPER Shares                                         21,543         594,935          739,232
Net Increase (Decrease) from
Capital Share Transactions                           48,775       5,291,093        9,770,377
Total Increase (Decrease)                            47,235       6,719,450       18,467,169
Net Assets
Beginning of Period                                      --      42,544,995       24,077,826
End of Period                                       $47,235     $49,264,445      $42,544,995
*Inception.

42

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Growth Index Fund Investor Shares
                              Six Months Ended               Year Ended December 31,
                                      June 30,
For a Share Outstanding
Throughout Each Period                    2004      2003     2002     2001     2000     1999
Net Asset Value,
Beginning of Period                     $24.92    $19.95   $26.42   $30.57   $39.43   $31.67
Investment Operations
Net Investment Income                      .07      .169     .222     .181     .126     .207
Net Realized and Unrealized
Gain (Loss) on Investments                 .68     4.977  (6.465)  (4.144)  (8.861)    8.821
Total from Investment Operations           .75     5.146  (6.243)  (3.963)  (8.735)    9.028
Distributions
Dividends from Net Investment
Income                                   (.07)    (.176)   (.227)   (.187)   (.125)   (.228)
Distributions from Realized
Capital Gains                              --        --       --       --       --  (1.040)
Total Distributions                      (.07)    (.176)   (.227)   (.187)   (.125)  (1.268)
Net Asset Value, End of Period          $25.60    $24.92   $19.95   $26.42   $30.57   $39.43

Total Return*                            3.02%    25.92%  -23.68%  -12.93%  -22.21%   28.76%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                              $7,802    $7,586   $6,094   $8,445  $11,162  $15,232
Ratio of Total Expenses to
Average Net Assets                     0.22%**     0.23%    0.23%    0.22%    0.22%    0.22%
Ratio of Net Investment
Income to Average Net Assets           0.54%**     0.77%    0.97%    0.67%    0.33%    0.64%
Portfolio Turnover Rate++                14%**      42%+      23%      31%      33%      33%

 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
 +Includes activity related to a change in the fund's target index.
++Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

43

FINANCIAL HIGHLIGHTS (CONTINUED)

Growth Index Fund Admiral Shares
                                    Six Months Ended                                Nov. 13* to
                                            June 30,       Year Ended December 31,     Dec. 31,
For a Share Outstanding
Throughout Each Period                          2004     2003       2002      2001         2000
Net Asset Value, Beginning of Period          $24.92   $19.95     $26.42    $30.57       $33.12
Investment Operations
Net Investment Income                           .081     .188       .237      .194         .024
Net Realized and Unrealized Gain
(Loss) on Investments                           .680    4.977    (6.465)   (4.144)      (2.536)
Total from Investment Operations                .761    5.165    (6.228)   (3.950)      (2.512)
Distributions
Dividends from Net Investment
Income                                        (.081)   (.195)     (.242)    (.200)       (.038)
Distributions from Realized
Capital Gains                                     --       --         --        --           --
Total Distributions                           (.081)   (.195)     (.242)    (.200)       (.038)
Net Asset Value, End of Period                $25.60   $24.92     $19.95    $26.42       $30.57
Total Return                                   3.06%   26.03%    -23.62%   -12.88%       -7.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)          $1,164   $1,092       $751      $906         $709
Ratio of Total Expenses to Average
Net Assets                                   0.13%**    0.15%      0.15%     0.17%      0.17%**
Ratio of Net Investment Income to
Average Net Assets                           0.63%**    0.84%      1.05%     0.74%      0.56%**
Portfolio Turnover Rate++                      14%**     42%+        23%       31%          33%

 *Inception.
**Annualized.
 +Includes activity related to a change in the fund's target index.
++Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

Growth Index Fund Institutional Shares

                                Six Months Ended
                                        June 30,                Year Ended December 31,
For a Share Outstanding
Throughout Each Period                     2004      2003     2002     2001      2000     1999
Net Asset Value, Beginning
of Period                                $24.92    $19.95   $26.42   $30.57    $39.44   $31.67
Investment Operations
Net Investment Income                      .085      .199     .248     .213      .156     .249
Net Realized and Unrealized
Gain (Loss) on Investments                 .680     4.977  (6.465)  (4.144)   (8.861)    8.821
Total from Investment Operations           .765     5.176  (6.217)  (3.931)   (8.705)    9.070
Distributions
Dividends from Net Investment
Income                                   (.085)    (.206)   (.253)   (.219)    (.165)   (.260)
Distributions from Realized
Capital Gains                               --       .--      .--      .--       .--  (1.040)
Total Distributions                      (.085)    (.206)   (.253)   (.219)    (.165)  (1.300)
Net Asset Value, End of Period           $25.60    $24.92   $19.95   $26.42    $30.57   $39.44
Total Return                              3.08%    26.09%  -23.58%  -12.82%   -22.14%   28.91%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                 $958      $782     $675     $921      $948     $452
Ratio of Total Expenses to
Average Net Assets                       0.09%*     0.10%    0.10%    0.10%     0.12%    0.12%
Ratio of Net Investment Income to
Average Net Assets                       0.67%*     0.92%    1.10%    0.80%     0.44%    0.74%
Portfolio Turnover Rate+                   14%*     42%**      23%      31%       33%      33%

 *Annualized.
**Includes activity related to a change in the fund's target index.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

44

Growth Index Fund VIPER Shares
                                                                                Jan. 26* to
For a Share Outstanding Throughout The Period                                 June 30, 2004
Net Asset Value, Beginning of Period                                                 $50.64
Investment Operations
Net Investment Income                                                                   .16
Net Realized and Unrealized Gain (Loss) on Investments                                (.89)
Total from Investment Operations                                                      (.73)
Distributions
Dividends from Net Investment Income                                                  (.16)
Distributions from Realized Capital Gains                                                --
Total Distributions                                                                   (.16)
Net Asset Value, End of Period                                                       $49.75
Total Return                                                                         -1.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)                                                    $95
Ratio of Total Expenses to Average Net Assets                                       0.15%**
Ratio of Net Investment Income to Average Net Assets                                0.66%**
Portfolio Turnover Rate+                                                              14%**

 *Inception.
**Annualized.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

45

FINANCIAL HIGHLIGHTS (CONTINUED)

Value Index Fund Investor Shares

                                  Six Months Ended
                                          June 30,               Year Ended December 31,
For a Share Outstanding
Throughout Each Period                        2004      2003       2002        2001      2000      1999
Net Asset Value, Beginning
of Period                                   $18.95    $14.65     $18.90      $22.87    $22.89    $22.51
Investment Operations
Net Investment Income                          .22      .378       .303        .309      .355      .355
Net Realized and Unrealized
Gain (Loss) on Investments                     .48     4.294    (4.238)     (2.986)      .963     2.342
Total from Investment Operations               .70     4.672    (3.935)     (2.677)     1.318     2.697
Distributions
Dividends from Net Investment
Income                                       (.20)    (.372)     (.315)      (.316)    (.358)    (.362)
Distributions from Realized
Capital Gains                                   --        --         --      (.977)    (.980)   (1.955)
Total Distributions                          (.20)    (.372)     (.315)     (1.293)   (1.338)   (2.317)
Net Asset Value, End of Period              $19.45    $18.95     $14.65      $18.90    $22.87    $22.89
Total Return*                                3.72%    32.25%    -20.91%     -11.88%     6.08%    12.57%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                  $3,161    $2,921     $2,197      $3,018    $3,450    $3,378
Ratio of Total Expenses to Average
Net Assets                                 0.21%**     0.23%      0.23%       0.22%     0.22%     0.22%
Ratio of Net Investment Income to
Average Net Assets                         2.28%**     2.38%      1.80%       1.51%     1.60%     1.59%
Portfolio Turnover Rate+                     13%**     44%++        26%         38%       37%       41%

 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
  +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units. ++Includes activity related to a change in the fund's target index.

Value Index Fund Admiral Shares

                                  Six Months Ended                                 Nov. 13* to
                                          June 30,       Year Ended December 31,      Dec. 31,
For a Share Outstanding
Throughout Each Period                        2004       2003      2002      2001         2000
Net Asset Value, Beginning of
Period                                      $18.95     $14.65    $18.90    $22.87       $22.86
Investment Operations
Net Investment Income                         .228       .392      .315      .318         .045
Net Realized and Unrealized Gain
(Loss) on Investments                         .480      4.294   (4.238)   (2.986)         .635
Total from Investment Operations              .708      4.686   (3.923)   (2.668)         .680
Distributions
Dividends from Net Investment
Income                                      (.208)     (.386)    (.327)    (.325)       (.100)
Distributions from Realized
Capital Gains                                   --        .--       .--    (.977)       (.570)
Total Distributions                         (.208)     (.386)    (.327)   (1.302)       (.670)
Net Asset Value, End of Period              $19.45     $18.95    $14.65    $18.90       $22.87
Total Return                                 3.76%     32.36%   -20.85%   -11.83%        3.13%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                    $901       $773      $480      $587         $248
Ratio of Total Expenses to Average
Net Assets                                 0.12%**      0.15%     0.15%     0.17%      0.17%**
Ratio of Net Investment Income to
Average Net Assets                         2.37%**      2.48%     1.88%     1.57%      0.19%**
Portfolio Turnover Rate+                     13%**      44%++       26%       38%          37%

 *Inception.
**Annualized.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.
++Includes activity related to a change in the fund's target index.

46

Value Index Fund Institutional Shares
                                Six Months Ended
                                        June 30,              Year Ended December 31,
For a Share Outstanding
Throughout Each Period                     2004      2003     2002     2001     2000     1999
Net Asset Value,
Beginning of Period                      $18.95    $14.65   $18.90   $22.87   $22.89   $22.51
Investment Operations
Net Investment Income                      .232      .400     .322     .333     .377     .377
Net Realized and Unrealized
Gain (Loss) on Investments                 .480     4.294  (4.238)  (2.986)     .963    2.342
Total from Investment
Operations                                 .712     4.694  (3.916)  (2.653)    1.340    2.719
Distributions
Dividends from Net Investment
Income                                   (.212)    (.394)   (.334)   (.340)   (.380)   (.384)
Distributions from Realized
Capital Gains                               --        --       --    (.977)   (.980)  (1.955)
Total Distributions                      (.212)    (.394)   (.334)  (1.317)  (1.360)  (2.339)
Net Asset Value, End of Period           $19.45    $18.95   $14.65   $18.90   $22.87   $22.89
Total Return                              3.78%    32.42%  -20.81%  -11.77%    6.19%   12.67%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                 $520      $534     $494     $865   $1,082     $460
Ratio of Total Expenses to
Average Net Assets                       0.09%*     0.10%    0.10%    0.10%    0.12%    0.12%
Ratio of Net Investment Income to
Average Net Assets                       2.40%*     2.46%    1.91%    1.63%    1.70%    1.68%
Portfolio Turnover Rate**                  13%*      44%+      26%      38%      37%      41%

 *Annualized.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.
 +Includes activity related to a change in the fund's target index.

Value Index Fund VIPER Shares
                                                                  Jan. 26* to
For a Share Outstanding Throughout The Period                   June 30, 2004
Net Asset Value, Beginning of Period                                   $50.34
Investment Operations
Net Investment Income                                                    .541
Net Realized and Unrealized Gain (Loss) on Investments                 (.457)
Total from Investment Operations                                         .084
Distributions
Dividends from Net Investment Income                                   (.534)
Distributions from Realized Capital Gains                                  --
Total Distributions                                                    (.534)
Net Asset Value, End of Period                                         $49.89
Total Return                                                            0.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)                                     $105
Ratio of Total Expenses to Average Net Assets                         0.15%**
Ratio of Net Investment Income to Average Net Assets                  2.51%**
Portfolio Turnover Rate+                                                13%**

 *Inception.
**Annualized.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

47

FINANCIAL HIGHLIGHTS (CONTINUED)
Large-Cap Index Fund Investor Shares
                                                                  January 30* to
For a Share Outstanding Throughout The Period                      June 30, 2004
Net Asset Value, Beginning of Period                                      $20.00
Investment Operations
Net Investment Income                                                       .199
Net Realized and Unrealized Gain (Loss) on Investments                      .086
Total from Investment Operations                                            .285
Distributions
Dividends from Net Investment Income                                      (.195)
Distributions from Realized Capital Gains                                     --
Total Distributions                                                       (.195)
Net Asset Value, End of Period                                            $20.09
Total Return**                                                             1.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)                                         $22
Ratio of Total Expenses to Average Net Assets                             0.20%+
Ratio of Net Investment Income to Average Net Assets                      1.51%+
Portfolio Turnover Rate++                                                    2%+

 *Inception.
**Total returns do not reflect the $10 account maintenance fee applied on balances under $10,000.
 +Annualized.
++Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

Large-Cap Index Fund Admiral Shares
                                                                    February 2* to
For a Share Outstanding Throughout The Period                        June 30, 2004
Net Asset Value, Beginning of Period                                        $25.08
Investment Operations
Net Investment Income                                                         .255
Net Realized and Unrealized Gain (Loss) on Investments                        .024
Total from Investment Operations                                              .279
Distributions
Dividends from Net Investment Income                                        (.249)
Distributions from Realized Capital Gains                                       --
Total Distributions                                                         (.249)
Net Asset Value, End of Period                                              $25.11
Total Return                                                                 1.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)                                            $5
Ratio of Total Expenses to Average Net Assets                              0.12%**
Ratio of Net Investment Income to Average Net Assets                       1.59%**
Portfolio Turnover Rate+                                                      2%**

 *Inception.
**Annualized.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

48

Large-Cap Index Fund VIPER Shares
                                                                January 27* to
For a Share Outstanding Throughout The Period                    June 30, 2004
Net Asset Value, Beginning of Period                                    $50.01
Investment Operations
Net Investment Income                                                     .473
Net Realized and Unrealized Gain (Loss) on Investments                  (.311)
Total from Investment Operations                                          .162
Distributions
Dividends from Net Investment Income                                    (.462)
Distributions from Realized Capital Gains                                   --
Total Distributions                                                     (.462)
Net Asset Value, End of Period                                          $49.71
Total Return                                                             0.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)                                       $20
Ratio of Total Expenses to Average Net Assets                          0.12%**
Ratio of Net Investment Income to Average Net Assets                   1.69%**
Portfolio Turnover Rate+                                                  2%**

 *Inception.
**Annualized.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

49

FINANCIAL HIGHLIGHTS (CONTINUED)

Total Stock Market Index Fund Investor Shares

                                  Six Months Ended
                                          June 30,              Year Ended December 31,
For a Share Outstanding
Throughout Each Period                        2004      2003     2002     2001     2000    1999
Net Asset Value, Beginning
of Period                                   $25.99    $20.07   $25.74   $29.26   $33.22  $27.42
Investment Operations
Net Investment Income                          .18      .325     .295     .310     .331    .317
Net Realized and Unrealized
Gain (Loss)
on Investments                                 .83     5.922  (5.672)  (3.533)  (3.815)   6.133
Total from Investment
Operations                                    1.01     6.247  (5.377)  (3.223)  (3.484)   6.450
Distributions
Dividends from Net Investment
Income                                       (.17)    (.327)   (.293)   (.297)   (.336)  (.330)
Distributions from Realized
Capital Gains                                   --        --       --       --   (.140)  (.320)
Total Distributions                          (.17)    (.327)   (.293)   (.297)   (.476)  (.650)
Net Asset Value, End of Period              $26.83    $25.99   $20.07   $25.74   $29.26  $33.22
Total Return*                                3.90%    31.35%  -20.96%  -10.97%  -10.57%  23.81%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                 $27,872   $24,059  $14,254  $15,781  $16,856 $18,133
Ratio of Total Expenses to Average
Net Assets                                 0.19%**     0.20%    0.20%    0.20%    0.20%   0.20%
Ratio of Net Investment Income to
Average Net Assets                         1.36%**     1.49%    1.32%    1.11%    1.04%   1.15%
Portfolio Turnover Rate+                      3%**        2%       2%       3%       7%      3%

 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

Total Stock Market Index Fund Admiral Shares

                                  Six Months Ended                              Nov. 13* to
                                          June 30,   Year Ended December 31,       Dec. 31,
For a Share Outstanding
Throughout Each Period                        2004      2003     2002     2001         2000
Net Asset Value, Beginning of
Period                                      $25.99    $20.07   $25.75   $29.26       $30.22
Investment Operations
Net Investment Income                          .19      .336     .296     .332         .049
Net Realized and Unrealized Gain (Loss)
on Investments                                 .83     5.922  (5.672)   (3.533)      (.830)
Total from Investment Operations              1.02     6.258  (5.376)   (3.201)      (.781)
Distributions
Dividends from Net Investment Income         (.18)    (.338)   (.304)    (.309)      (.099)
Distributions from Realized Capital
Gains                                           --        --       --        --      (.080)
Total Distributions                          (.18)    (.338)   (.304)    (.309)      (.179)
Net Asset Value, End of Period              $26.83    $25.99   $20.07    $25.75      $29.26
Total Return                                 3.94%    31.42%  -20.95%   -10.89%      -2.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)        $9,300    $7,969   $4,069    $3,894      $2,104
Ratio of Total Expenses to Average
Net Assets                                 0.12%**     0.15%    0.15%     0.15%     0.15%**
Ratio of Net Investment Income to
Average Net
Assets                                     1.43%**     1.54%    1.39%     1.17%     1.23%**
Portfolio Turnover Rate+                      3%**        2%       2%        3%          7%

 *Inception.
**Annualized.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

50

Total Stock Market Index Fund Institutional Shares

                                  Six Months Ended
                                          June 30,            Year Ended December 31,
For a Share Outstanding
Throughout Each Period                        2004    2003     2002     2001     2000    1999
Net Asset Value, Beginning of
Period                                      $26.00  $20.07   $25.75   $29.27   $33.22  $27.42
Investment Operations
Net Investment Income                         .196    .360     .311     .341     .371    .344
Net Realized and Unrealized
Gain (Loss) on Investments                    .830   5.922  (5.672)  (3.533)  (3.815)   6.133
Total from Investment Operations             1.026   6.282  (5.361)  (3.192)  (3.444)   6.477
Distributions
Dividends from Net Investment
Income                                      (.186)  (.352)   (.319)   (.328)   (.366)  (.357)
Distributions from Realized
Capital Gains                                   --      --       --       --   (.140)  (.320)
Total Distributions                         (.186)  (.352)   (.319)   (.328)   (.506)  (.677)
Net Asset Value, End of Period              $26.84  $26.00   $20.07   $25.75   $29.27  $33.22
Total Return                                 3.96%  31.55%  -20.90%  -10.85%  -10.46%  23.93%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                  $8,895  $8,000   $4,466   $4,217   $4,272  $4,006
Ratio of Total Expenses to
Average Net Assets                          0.08%*   0.08%    0.08%    0.08%    0.10%   0.10%
Ratio of Net Investment Income to
Average Net Assets                          1.47%*   1.62%    1.45%    1.23%    1.14%   1.26%
Portfolio Turnover Rate**                      3%*      2%       2%       3%       7%      3%

 *Annualized.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

Total Stock Market Index Fund VIPER Shares

                                  Six Months Ended      Year Ended   May 24* to
                                          June 30,     December 31,    Dec. 31,
For a Share Outstanding
Throughout Each Period                        2004     2003      2002      2001
Net Asset Value, Beginning
of Period                                  $106.81  $ 82.47   $105.80   $118.46
Investment Operations
Net Investment Income                          .75    1.381     1.259      .843
Net Realized and Unrealized
Gain (Loss) on Investments                    3.42   24.341  (23.337)  (12.515)
Total from Investment Operations              4.17   25.722  (22.078)  (11.672)
Distributions
Dividends from Net Investment
Income                                       (.73)  (1.382)   (1.252)    (.988)
Distributions from Realized
Capital Gains                                   --       --        --        --
Total Distributions                          (.73)  (1.382)   (1.252)    (.988)
Net Asset Value, End of Period             $110.25  $106.81   $ 82.47   $105.80
Total Return                                 3.91%   31.43%   -20.94%    -9.82%
Ratios/Supplemental Data
Net Assets, End of Period
(Millions)                                  $3,197   $2,517    $1,290    $1,195
Ratio of Total Expenses to
Average Net Assets                         0.15%**    0.15%     0.15%   0.15%**
Ratio of Net Investment Income to
Average Net Assets                         1.40%**    1.54%     1.38%   1.26%**
Portfolio Turnover Rate+                      3%**       2%        2%        3%

 *Inception.
**Annualized.
 +Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER creation units.

51

NOTES TO FINANCIAL STATEMENTS

Vanguard Growth Index, Value Index, Large-Cap Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The funds offer four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

The Growth Index Fund and Value Index Fund VIPER Shares were first issued on January 26, 2004, and offered to the public on January 30, 2004. The Large-Cap Index Fund VIPER Shares were first issued on January 27, 2004, and offered to the public on January 30, 2004. The Large-Cap Index Fund Investor and Admiral Shares were first issued on January 30, 2004, and February 2, 2004, respectively. The Large-Cap Index Fund has not issued any Institutional Shares through June 30, 2004.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The Total Stock Market Index Fund uses S&P 500 Index, S&P MidCap 400 Index, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Repurchase Agreements: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements

52

secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4.     Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6.     Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

                     Capital Contribution   Percentage     Percentage of
                              to Vanguard      of Fund        Vanguard's
Index Fund                          (000)   Net Assets    Capitalization
Growth                             $1,422        0.01%             1.42%
Value                                 655         0.01              0.65
Large-Cap                              11         0.02              0.01
Total Stock Market                  6,974         0.01              6.97

The funds’ trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2004, the Value Index, Large-Cap Index, and Total Stock Market Index Funds realized $7,330,000, ($891,000), and $32,118,000, respectively, of net capital gains (losses) resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains (losses) are not taxable to the funds, and are

53

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2003, the following funds had tax-basis capital losses available to offset future net capital gains:

                                                  Capital Losses
                                              Expiration: Fiscal
                            Amount                  Years Ending
Index Fund                   (000)                   December 31
Growth                  $3,672,554                     2008-2012
Value                      913,086                     2010-2012
Total Stock Market       1,068,601                     2009-2012

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2004; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above. At June 30, 2004, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

                                                       (000)
                                                              Net Unrealized
                      Appreciated         Depreciated           Appreciation
Index Fund             Securities          Securities         (Depreciation)
Growth                 $2,581,987          $(267,875)            $ 2,314,112
Value                     931,487           (359,016)                572,471
Large-Cap                   1,488             (2,121)                  (633)
Total Stock Market      8,933,107         (3,733,150)              5,199,957

At June 30, 2004, the aggregate settlement value of open futures contracts expiring in September 2004 and the related unrealized appreciation (depreciation) were:

                                                                 (000)
                                                      Aggregate          Unrealized
                                    Number of        Settlement        Appreciation
Index Fund/Futures Contracts   Long Contracts             Value      (Depreciation)
Total Stock Market/
Russell 2000 Index                         14           $ 4,146               $ 169
S&P 500 Index                             339            96,649                 497
S&P MidCap 400 Index                      160            48,660               1,069
E-mini S&P 500 Index                      230            13,115                  48

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

54

D.     During the six months ended June 30, 2004, purchases and sales of investment securities other than temporary cash investments were:

                                        (000)
Index Fund                   Purchases                  Sales
Growth                       $ 966,323               $662,988
Value                          666,918                311,767
Large-Cap                      128,248                 79,456
Total Stock Market           6,001,406                817,749

E.     The market value of securities on loan to broker/dealers at June 30, 2004, and collateral received with respect to such loans were:

                                       (000)
                          Market Value                  Cash
                             of Loaned            Collateral
Index Fund                  Securities              Received
Growth                        $ 23,330              $ 24,212
Value                            5,472                 5,612
Total Stock Market             566,305               621,198

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

55

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F.     Capital share transactions for each class of shares were:

                                                   Six Months Ended          Year Ended
                                                    June 30, 2004     December 31, 2003
                                                  Amount    Shares      Amount   Shares
Index Fund                                         (000)     (000)       (000)    (000)
Growth
Investor Shares
Issued                                          $650,038    25,589  $1,112,070   50,491
Issued in Lieu of Cash Distributions              19,331       770      48,439    2,221
Redeemed                                       (660,558)  (26,023) (1,182,050) (53,735)
Net Increase (Decrease)--Investor Shares           8,811       336    (21,541)  (1,023)
Admiral Shares
Issued                                           192,332     7,563     319,578   14,466
Issued in Lieu of Cash Distributions               3,164       126       6,879      313
Redeemed                                       (153,118)   (6,008)   (190,848)  (8,613)
Net Increase (Decrease)--Admiral Shares           42,378     1,681     135,609    6,166
Institutional Shares
Issued                                           253,507     9,952     358,863   16,602
Issued in Lieu of Cash Distributions               2,636       105       5,769      265
Redeemed                                       (101,192)   (3,994)   (410,805) (19,312)
Net Increase (Decrease)--Institutional Shares    154,951     6,063    (46,173)  (2,445)
VIPER Shares
Issued                                            95,081     1,903          --       --
Issued in Lieu of Cash Distributions                  --        --          --       --
Redeemed                                              --        --          --       --
Net Increase (Decrease)--VIPER Shares             95,081     1,903          --       --

56

                                                  Six Months Ended           Year Ended
                                                    June 30, 2004*    December 31, 2003
                                                  Amount    Shares      Amount   Shares
Index Fund                                         (000)     (000)       (000)    (000)
Value
Investor Shares
Issued                                         $ 415,475    21,597   $ 607,551   37,231
Issued in Lieu of Cash Distributions              29,571     1,547      51,413    3,062
Redeemed                                       (283,273)  (14,746)   (577,468) (36,125)
Net Increase (Decrease)--Investor Shares         161,773     8,398      81,496    4,168
Admiral Shares
Issued                                           196,199    10,194     304,350   18,620
Issued in Lieu of Cash Distributions               7,865       411      12,109      719
Redeemed                                        (97,077)   (5,070)   (179,917) (11,285)
Net Increase (Decrease)--Admiral Shares          106,987     5,535     136,542    8,054
Institutional Shares
Issued                                            70,056     3,641     236,300   14,799
Issued in Lieu of Cash Distributions               5,060       265       9,799      591
Redeemed                                       (101,712)   (5,311)   (323,553) (20,938)
Net Increase (Decrease)--Institutional Shares   (26,596)   (1,405)    (77,454)  (5,548)
VIPER Shares
Issued                                           124,513     2,502          --       --
Issued in Lieu of Cash Distributions                  --        --          --       --
Redeemed                                        (19,540)     (400)          --       --
Net Increase (Decrease)--VIPER Shares            104,973     2,102          --       --
Large-Cap
Investor Shares
Issued                                           $24,316     1,219          --       --
Issued in Lieu of Cash Distributions                 158         8          --       --
Redeemed                                         (2,449)     (123)          --       --
Net Increase (Decrease)--Investor Shares          22,025     1,104          --       --
Admiral Shares
Issued                                             6,177       245          --       --
Issued in Lieu of Cash Distributions                  41         2          --       --
Redeemed                                         (1,011)      (41)          --       --
Net Increase (Decrease)--Admiral Shares            5,207       206          --       --
VIPER Shares
Issued                                           100,019     2,000          --       --
Issued in Lieu of Cash Distributions                  --        --          --       --
Redeemed                                        (78,476)   (1,600)          --       --
Net Increase (Decrease)--VIPER Shares             21,543       400          --       --

*Large-Cap Index Fund results are for the period since inception, January 27, 2004.

57

                                                   Six Months Ended            Year Ended
                                                     June 30, 2004        December 31, 2003
                                                   Amount    Shares       Amount     Shares
Index Fund                                          (000)     (000)        (000)      (000)
Total Stock Market
Investor Shares
Issued                                         $4,765,184   179,738   $7,122,285    324,147
Issued in Lieu of Cash Distributions              164,528     6,232      267,229     11,591
Redeemed                                      (1,929,848)  (72,876)  (2,681,561)  (120,340)
Net Increase (Decrease)--Investor Shares        2,999,864   113,094    4,707,953    215,398
Admiral Shares
Issued                                          1,705,626    64,279    3,028,715    136,668
Issued in Lieu of Cash Distributions               51,900     1,966       78,377      3,392
Redeemed                                        (693,461)  (26,212)    (818,842)   (36,234)
Net Increase (Decrease)--Admiral Shares         1,064,065    40,033    2,288,250    103,826
Institutional Shares
Issued                                          1,357,854    51,142    3,065,400    130,293
Issued in Lieu of Cash Distributions               52,693     1,996       77,606      3,353
Redeemed                                        (778,318)  (29,405)  (1,108,064)   (48,413)
Net Increase (Decrease)--Institutional Shares     632,229    23,733    2,034,942     85,233
VIPER Shares
Issued                                            643,829     5,881      782,045      8,467
Issued in Lieu of Cash Distributions                   --        --          969         11
Redeemed                                         (48,894)     (450)     (43,782)      (550)
Net Increase (Decrease)--VIPER Shares             594,935     5,431      739,232      7,928

58

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59

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years

------------------------------------------------------------------------------------------
John J. Brennan*      Chairman of the      Chairman of the Board, Chief Executive
(1954)                Board, Chief         Officer, and Director/Trustee of The
 May 1987             Executive Officer,   Vanguard Group, Inc., and of each of the
                      and Trustee          investment companies served by The
                      (131)                Vanguard Group.

------------------------------------------------------------------------------------------
INDEPENDENT           TRUSTEES
Charles D. Ellis      Trustee              The Partners of `63 (pro bono ventures
(1937)                (131)                in education); Senior Advisor to Greenwich);
January 2001                               Associates (international business
                                           strategy consulting Successor Trustee of Yale
                                           University; Overseer of the Stern School
                                           Trustee of Business at New York
                                           University; of the Whitehead
                                           Institute Biomedical Research.

------------------------------------------------------------------------------------------
Rajiv L. Gupta        Trustee              Chairman and Chief Executive Officer
(1945)                (131)                (since October 1999), Vice Chairman
December 2001                              (January-September 1999), and Vice
                                           President (prior to September 1999) of
                                           Rohm and Haas Co. (chemicals); Director
                                           of Technitrol, Inc. (electronic
                                           components), and Agere Systems
                                           (communications components); Board
                                           Member of the American Chemistry
                                           Council; Trustee of Drexel University.

------------------------------------------------------------------------------------------
Joann Heffernan       Trustee              Vice President, Chief Information
Heisen               (131)                Officer, and Member of the Executive
(1950)                                     Committee of Johnson & Johnson
July 1998                                  (pharmaceuticals/consumer products);
                                           Director of the University Medical Center
                                           at Princeton and Women's Research and
                                           Education Institute.

------------------------------------------------------------------------------------------
Burton G. Malkiel    Trustee              Chemical Bank Chairman's Professor
(1932)                (129)                of Economics, Princeton University;
May 1977                                   Director of Vanguard Investment Series
                                           plc (Irish invest-ent fund) (since
                                           November 2001), Vanguard Group (Ireland)
                                           Limited (Irish investment management
                                           firm) (since November 2001), Prudential
                                           Insurance Co. of America, BKF Capital
                                           (investment management), The Jeffrey Co.
                                           (holding company), and NeuVis, Inc.
                                           (software company).
------------------------------------------------------------------------------------------

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years

------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.  Trustee             Chairman, President, Chief
(1941)                 (131)               Executive Officer, and Director of NACCO
January 1993                               Industries, Inc. (forklift trucks/
                                           housewares/lignite); Director of Goodrich
                                           Corporation (industrial products/aircraft
                                           systems and services); Director of
                                           Standard Products Company (supplier
                                           for the automotive industry)
                                           until 1998.

------------------------------------------------------------------------------------------
J. Lawrence Wilson     Trustee             Retired Chairman and Chief
(1936)                 (131)               Executive Officer of Rohm and Haas Co.
April 1985                                 (chemicals); Director of Cummins Inc.
                                           (diesel engines), MeadWestvacoCorp.
                                           (paper products), and
                                           AmerisourceBergen Corp.
                                           (pharmaceutical distribution);
                                           Trustee of Vanderbilt University.

------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton      Secretary           Managing Director and General
(1951)                 (131)               Counsel of The Vanguard Group, Inc.;
June 2001                                  Secretary of The Vanguard Group and
                                           of each of the investmentcompanies
                                           served by The Vanguard Group.

------------------------------------------------------------------------------------------
Thomas J. Higgins      Treasurer           Principal of The Vanguard
(1957)                 (131)               Group, Inc.; Treasurer of each of
July 1998                                  the investment companies served by
                                           The Vanguard Group.

------------------------------------------------------------------------------------------

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.
James H. Gately, Investment Programs and Services.
Kathleen C. Gubanich, Human Resources.
F. William Mcnabb, III, Client Relationship Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Finance.
George U. Sauter, Chief Investment Officer.
------------------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, VIPER, VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwisenoted.

About Our Cover

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

For More Information

This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
   To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling 1-800-662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, beginning August 31, 2004, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

World Wide Web

www.vanguard.com

Fund Information

1-800-662-7447

Direct Investor Account Services

1-800-662-2739

Institutional Investor Services

1-800-523-1036

Text Telephone

1-800-952-3335

© 2004 The Vanguard Group, Inc.
All rights reserved.

Vanguard Marketing
Corporation, Distributor.

Q852 082004

As of 6/30/2004     VANGUARD® U.S. STOCK INDEX FUNDS

TOTAL STOCK MARKET INDEX FUND

STATEMENT OF NET ASSETS (UNAUDITED)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report. This Statement provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector according to Frank Russell Company. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

                                                                          Market
Total Stock Market                                                        Value^
Index Fund                                                 Shares          (000)
COMMON STOCKS (99.6%)(1)
Auto & Transportation (2.7%)
   United Parcel Service, Inc.                          3,952,621   $    297,119
   Ford Motor Co.                                       6,310,906         98,766
   General Motors Corp.                                 2,024,594         94,326
   FedEx Corp.                                          1,071,147         87,502
   Harley-Davidson, Inc.                                1,058,358         65,555
   Union Pacific Corp.                                    930,729         55,332
   Southwest Airlines Co.                               2,833,756         47,522
   Burlington Northern
   Santa Fe Corp.                                       1,330,072         46,646
   Norfolk Southern Corp.                               1,406,127         37,290
   PACCAR, Inc.                                           630,527         36,564
   CSX Corp.                                              770,983         25,265
   Genuine Parts Co.                                      627,547         24,901
   Delphi Corp.                                         2,018,507         21,558
   Expeditors International
   of Washington, Inc.                                    378,395         18,696
   Lear Corp.                                             247,449         14,597
   C.H. Robinson Worldwide, Inc.                          306,731         14,061
   J.B. Hunt Transport Services, Inc.                     288,400         11,126
   Gentex Corp.                                           277,016         10,992
*  JetBlue Airways Corp.                                  368,216         10,818
   Dana Corp.                                             536,018   $     10,506
*  Navistar International Corp.                           248,919          9,648
   BorgWarner, Inc.                                       200,056          8,756
   CNF Inc.                                               180,961          7,521
   Polaris Industries, Inc.                               156,492          7,512
   Oshkosh Truck Corp.                                    124,552          7,138
*  AMR Corp.                                              575,473          6,969
   Thor Industries, Inc.                                  206,806          6,920
*  Yellow Roadway Corp.                                   172,786          6,887
   American Axle & Manufacturing
   Holdings, Inc.                                         189,384          6,886
   Overseas Shipholding Group Inc.                        141,675          6,252
*  TRW Automotive Holdings Corp.                          331,400          6,247
   Cooper Tire & Rubber Co.                               266,269          6,124
   Tidewater Inc.                                         205,057          6,111
   Werner Enterprises, Inc.                               287,048          6,057
*  The Goodyear Tire & Rubber Co.                         632,748          5,752
*  Landstar System, Inc.                                  106,980          5,656
   Visteon Corp.                                          470,120          5,486
*  Swift Transportation Co., Inc.                         290,380          5,212
   Florida East Coast Industries, Inc.
   Class A                                                132,573          5,124
   Alexander & Baldwin, Inc.                              152,508          5,101

1

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                 Shares           (000)
   Heartland Express, Inc.                                180,602   $       4,941
   ArvinMeritor, Inc.                                     250,323           4,899
*  Laidlaw International Inc.                             374,145           4,849
*  General Maritime Corp.                                 169,688           4,656
   Winnebago Industries, Inc.                             122,146           4,554
   OMI Corp.                                              372,500           4,433
*  EGL, Inc.                                              162,478           4,322
   USF Corp.                                              122,910           4,318
*  AirTran Holdings, Inc.                                 303,327           4,289
   Modine Manufacturing Co.                               125,798           4,007
*  Knight Transportation, Inc.                            136,374           3,918
   Superior Industries
   International, Inc.                                    109,841           3,674
   Arkansas Best Corp.                                    111,314           3,664
*  Old Dominion Freight Line, Inc.                        122,261           3,604
   Skywest, Inc.                                          206,190           3,590
   Wabtec Corp.                                           197,134           3,556
*  Northwest Airlines Corp. Class A                       310,774           3,456
   Overnite Corp.                                         116,236           3,417
*  Kansas City Southern                                   215,901           3,346
*  Kirby Corp.                                             78,769           3,064
*  Delta Air Lines, Inc.                                  430,126           3,062
*  Fleetwood Enterprises, Inc.                            207,176           3,014
*  Forward Air Corp.                                       78,759           2,946
*  ExpressJet Holdings, Inc.                              231,267           2,808
*  Wabash National Corp.                                   98,691           2,719
   Bandag, Inc.                                            60,478           2,693
   Monaco Coach Corp.                                      95,343           2,686
*  Continental Airlines, Inc. Class B                     227,649           2,588
   Sauer-Danfoss, Inc.                                    151,250           2,582
*  Pacer International, Inc.                              133,816           2,476
*  Offshore Logistics, Inc.                                86,374           2,429
*  SCS Transportation, Inc.                                90,477           2,388
*  Aviall Inc.                                            125,121           2,379
*  Tenneco Automotive, Inc.                               175,642           2,324
*  Keystone Automotive
   Industries, Inc.                                        83,316           2,324
*  RailAmerica, Inc.                                      151,604           2,213
*  America West Holdings Corp.
   Class B                                                227,864           2,069
*  Alaska Air Group, Inc.                                  84,645           2,020
*  A.S.V., Inc.                                            59,154           1,852
   Marine Products Corp.                                   92,614           1,718
*  Strattec Security Corp.                                 25,080           1,716
*  TBC Corp.                                               68,772           1,637
   Arctic Cat, Inc.                                        57,473           1,582
*  Hayes Lemmerz
   International, Inc.                                    100,500           1,518
*  AAR Corp.                                              126,028           1,430
   Titan International, Inc.                              137,239           1,412
*  Mesa Air Group Inc.                                    165,333           1,338
   Todd Shipyards Corp.                                    69,451   $       1,219
*  Aftermarket Technology Corp.                            73,211           1,208
*  Gulfmark Offshore, Inc.                                 75,965           1,199
*  Stoneridge, Inc.                                        66,484           1,130
*  The Greenbrier Cos., Inc.                               58,327           1,111
   Coachmen Industries, Inc.                               69,463           1,111
*  Quantum Fuel Systems
   Technologies Worldwide, Inc.                           176,154           1,071
*  Collins & Aikman Corp.                                 191,261           1,069
*  Impco Technologies Inc.                                164,326           1,040
   Standard Motor Products, Inc.                           66,341             977
*  Pinnacle Airlines Corp.                                 86,400             976
*  Genesee & Wyoming Inc. Class A                          41,156             975
   Spartan Motors, Inc.                                    79,054             968
*  Miller Industries, Inc.                                 94,490             932
   Maritrans Inc.                                          60,552             911
*  Covenant Transport, Inc.                                49,229             841
*  Frontier Airlines, Inc.                                 75,840             825
*  Dura Automotive Systems, Inc.                           85,440             782
   Quixote Corp.                                           37,711             756
*  Atlantic Coast Airlines
   Holdings Inc.                                          124,022             712
*  Tower Automotive, Inc.                                 172,891             629
*  MAIR Holdings, Inc.                                     71,073             580
*  Midwest Air Group Inc.                                 112,128             468
*  Republic Airways Holdings Inc.                          30,664             437
*  P.A.M. Transportation
   Services, Inc.                                          20,950             400
*  Quality Distribution Inc.                               34,798             384
*  Allied Holdings, Inc.                                   88,435             381
*  International Shipholding Corp.                         24,861             370
*  Trailer Bridge, Inc.                                    58,146             291
*  Seabulk International, Inc.                             30,971             256
*  Central Freight Lines, Inc.                             28,006             224
*  Marten Transport, Ltd.                                  11,900             222
*  Petroleum Helicopters, Inc.                             11,326             220
*  Sports Resorts International, Inc.                      44,544             169
*  Raytech Corp.                                           82,564             137
*  Hub Group, Inc.                                          3,100             106
*  Conrad Industries, Inc.                                 35,745              86
   Bandag, Inc. Class A                                       538              22
*  Accessity Corp.                                          1,854               9
                                                                        1,326,185
Consumer Discretionary (15.7%)
   Wal-Mart Stores, Inc.                               15,361,695         810,483
   Home Depot, Inc.                                     8,030,209         282,663
*  Time Warner, Inc.                                   15,735,355         276,628
*  eBay Inc.                                            2,357,180         216,743
   Viacom Inc. Class B                                  5,974,274         213,401
   The Walt Disney Co.                                  7,358,577         187,570
*  Yahoo! Inc.                                          4,832,304         175,558

2

                                                                          Market
                                                                          Value^
                                                           Shares          (000)
   Gillette Co.                                         3,598,110      $ 152,560
   Lowe's Cos., Inc.                                    2,811,306        147,734
   Target Corp.                                         3,275,456        139,109
   Kimberly-Clark Corp.                                 1,797,650        118,429
   McDonald's Corp.                                     4,516,045        117,417
   Carnival Corp.                                       2,268,682        106,628
   Liberty Media Corp.                                 10,457,121         94,010
   Cendant Corp.                                        3,657,391         89,533
*  DirecTV Group, Inc.                                  4,958,822         84,796
   Gannett Co., Inc.                                      977,132         82,910
   Clear Channel
   Communications, Inc.                                 2,202,808         81,394
*  Amazon.com, Inc.                                     1,452,375         79,009
   The Gap, Inc.                                        3,228,035         78,280
   Avon Products, Inc.                                  1,696,208         78,263
*  InterActiveCorp                                      2,512,191         75,717
   NIKE, Inc. Class B                                     943,599         71,478
   Costco Wholesale Corp.                               1,645,902         67,597
   Waste Management, Inc.                               2,081,818         63,808
*  Starbucks Corp.                                      1,421,943         61,826
   Best Buy Co., Inc.                                   1,163,586         59,040
*  Electronic Arts Inc.                                 1,071,856         58,470
*  Apollo Group, Inc. Class A                             632,539         55,847
   Tribune Co.                                          1,179,918         53,733
   The McGraw-Hill Cos., Inc.                             683,176         52,311
   Staples, Inc.                                        1,783,774         52,282
*  Kohl's Corp.                                         1,220,109         51,586
   Omnicom Group Inc.                                     677,975         51,452
   International Game Technology                        1,251,480         48,307
   TJX Cos., Inc.                                       1,781,198         42,998
*  Bed Bath & Beyond, Inc.                              1,077,757         41,440
*  Fox Entertainment Group, Inc.
   Class A                                              1,532,787         40,925
   Marriott International, Inc.
   Class A                                                811,309         40,468
*  Yum! Brands, Inc.                                    1,037,861         38,629
   J.C. Penney Co., Inc.
   (Holding Co.)                                          998,692         37,711
*  Univision Communications Inc.                        1,156,258         36,919
   Starwood Hotels & Resorts
   Worldwide, Inc.                                        742,547         33,303
   Washington Post Co. Class B                             34,403         31,995
   Federated Department
   Stores, Inc.                                           647,967         31,815
   Limited Brands, Inc.                                 1,688,014         31,566
   E.W. Scripps Co. Class A                               291,828         30,642
   Royal Caribbean Cruises, Ltd.                          703,280         30,529
*  Coach, Inc.                                            675,105         30,508
   Cintas Corp.                                           616,217         29,375
   Sears, Roebuck & Co.                                   763,216         28,819
   R.R. Donnelley & Sons Co.                              871,434         28,775
   May Department Stores Co.                            1,043,273       $ 28,680
   Eastman Kodak Co.                                    1,028,037         27,736
   Mattel, Inc.                                         1,514,754         27,644
*  EchoStar Communications
   Corp. Class A                                          847,233         26,052
   Hilton Hotels Corp.                                  1,375,073         25,659
*  AutoZone Inc.                                          302,179         24,205
*  MGM Mirage, Inc.                                       509,423         23,912
   New York Times Co. Class A                             530,419         23,715
   Newell Rubbermaid, Inc.                                988,496         23,230
*  Kmart Holding Corp.                                    323,090         23,198
   Dollar General Corp.                                 1,182,729         23,134
   Harrah's Entertainment, Inc.                           404,764         21,898
   Harman International
   Industries, Inc.                                       237,392         21,603
   Estee Lauder Cos. Class A                              436,919         21,313
   Nordstrom, Inc.                                        499,176         21,270
*  Interpublic Group of Cos., Inc.                      1,502,946         20,635
   Knight Ridder                                          282,363         20,330
*  Office Depot, Inc.                                   1,122,613         20,106
   Tiffany & Co.                                          528,410         19,472
   VF Corp.                                               394,070         19,191
   CDW Corp.                                              299,733         19,111
*  XM Satellite Radio Holdings, Inc.                      688,155         18,780
   Family Dollar Stores, Inc.                             615,373         18,720
   Leggett & Platt, Inc.                                  692,025         18,484
   Robert Half International, Inc.                        617,140         18,372
*  Liberty Media International
   INC-A                                                  484,853         17,988
   Jones Apparel Group, Inc.                              455,059         17,966
*  VeriSign, Inc.                                         889,244         17,696
   Black & Decker Corp.                                   284,216         17,658
*  Mohawk Industries, Inc.                                239,621         17,571
   Whirlpool Corp.                                        248,139         17,022
   PETsMART, Inc.                                         518,153         16,814
   Mandalay Resort Group                                  241,966         16,609
*  Career Education Corp.                                 363,440         16,558
*  Caesars Entertainment, Inc.                          1,103,236         16,549
   RadioShack Corp.                                       577,166         16,524
*  AutoNation, Inc.                                       959,263         16,403
   Manpower Inc.                                          322,227         16,359
   Republic Services, Inc. Class A                        564,299         16,331
   Alberto-Culver Co. Class B                             324,727         16,282
   Fastenal Co.                                           273,282         15,531
*  Weight Watchers
   International, Inc.                                    384,833         15,062
*  Allied Waste Industries, Inc.                        1,138,655         15,007
*  Iron Mountain, Inc.                                    308,147         14,871
*  ChoicePoint Inc.                                       317,322         14,489
   Ross Stores, Inc.                                      540,504         14,464
*  Chico's FAS, Inc.                                      320,033         14,453

3

                                                                          Market
Total Stock Market                                                        Value^
Index Fund                                                 Shares          (000)
   Liz Claiborne, Inc.                                    398,275    $    14,330
   Wendy's International, Inc.                            410,896         14,316
*  Pixar, Inc.                                            201,652         14,017
*  Williams-Sonoma, Inc.                                  420,928         13,874
   Sabre Holdings Corp.                                   499,104         13,830
*  Lamar Advertising Co. Class A                          316,346         13,714
*  Sirius Satellite Radio, Inc.                         4,435,223         13,660
   Michaels Stores, Inc.                                  246,193         13,541
   The Stanley Works                                      293,203         13,364
*  Fisher Scientific
   International Inc.                                     229,595         13,259
   Abercrombie & Fitch Co.                                338,935         13,134
   ServiceMaster Co.                                    1,058,454         13,040
   Foot Locker, Inc.                                      521,256         12,687
   International Flavors &
   Fragrances, Inc.                                       338,846         12,673
*  Getty Images, Inc.                                     209,028         12,542
   Polo Ralph Lauren Corp.                                360,605         12,423
*  Toys R Us, Inc.                                        769,947         12,265
   Hasbro, Inc.                                           633,242         12,032
   Darden Restaurants Inc.                                583,559         11,992
*  Brinker International, Inc.                            346,101         11,809
*  Advance Auto Parts, Inc.                               266,177         11,760
   The McClatchy Co. Class A                              166,931         11,710
   Belo Corp. Class A                                     416,983         11,196
*  Dollar Tree Stores, Inc.                               408,084         11,194
   Outback Steakhouse                                     266,822         11,036
   Station Casinos, Inc.                                  227,794         11,025
   Aramark Corp. Class B                                  378,112         10,875
*  Monster Worldwide Inc.                                 403,837         10,387
   Metro-Goldwyn-Mayer Inc.                               856,487         10,363
   Meredith Corp.                                         180,840          9,939
   GTECH Holdings Corp.                                   212,792          9,854
   International Speedway Corp.                           191,781          9,328
*  Hewitt Associates, Inc.                                336,726          9,260
   Circuit City Stores, Inc.                              714,456          9,252
   Viacom Inc. Class A                                    254,026          9,234
*  O'Reilly Automotive, Inc.                              197,007          8,905
*  Wynn Resorts Ltd.                                      229,210          8,854
*  Urban Outfitters, Inc.                                 144,079          8,776
*  Rent-A-Center, Inc.                                    288,903          8,647
*  Education Management Corp.                             262,850          8,637
*  Copart, Inc.                                           322,619          8,614
   Viad Corp.                                             318,661          8,607
*  Barnes & Noble, Inc.                                   248,201          8,434
*  Westwood One, Inc.                                     350,760          8,348
   The Neiman Marcus Group, Inc.
   Class A                                                149,700          8,331
*  CarMax, Inc.                                           373,898          8,177
*  Tech Data Corp.                                        207,953          8,137
*  Timberland Co.                                         125,661    $     8,116
*  Service Corp. International                          1,092,215          8,050
   Talbots Inc.                                           204,644          8,012
*  Corinthian Colleges, Inc.                              323,780          8,010
*  Ask Jeeves, Inc.                                       203,703          7,951
*  Convergys Corp.                                        516,176          7,949
*  Columbia Sportswear Co.                                145,111          7,926
   Lee Enterprises, Inc.                                  162,041          7,780
   Reebok International Ltd.                              215,503          7,754
*  Activision, Inc.                                       487,329          7,749
   Harte-Hanks, Inc.                                      315,183          7,694
   Saks Inc.                                              511,485          7,672
*  Marvel Enterprises Inc.                                392,897          7,669
   The Corporate Executive
   Board Co.                                              132,587          7,662
*  American Eagle Outfitters, Inc.                        257,721          7,451
*  The Cheesecake Factory                                 186,460          7,419
   Claire's Stores, Inc.                                  338,596          7,348
*  Gemstar-TV Guide
   International, Inc.                                  1,518,043          7,287
*  AnnTaylor Stores Corp.                                 247,333          7,168
   John Wiley & Sons Class A                              223,444          7,150
   Regis Corp.                                            159,858          7,128
   Snap-On Inc.                                           210,014          7,046
   The Brink's Co.                                        203,814          6,981
   Maytag Corp.                                           283,539          6,950
*  DeVry, Inc.                                            252,577          6,926
*  Entercom Communications Corp.                          185,627          6,924
*  Citadel Broadcasting Corp.                             474,710          6,917
*  Fossil, Inc.                                           253,233          6,901
   Applebee's International, Inc.                         297,440          6,847
*  NetFlix.com, Inc.                                      185,347          6,663
*  PETCO Animal Supplies, Inc.                            206,029          6,636
   Borders Group, Inc.                                    281,672          6,602
   Ruby Tuesday, Inc.                                     239,966          6,587
   Nu Skin Enterprises, Inc.                              256,325          6,490
   Choice Hotel International, Inc.                       128,105          6,426
   Dillard's Inc.                                         286,097          6,380
   Boyd Gaming Corp.                                      238,775          6,344
*  West Corp.                                             242,410          6,339
*  BJ's Wholesale Club, Inc.                              251,872          6,297
*  ITT Educational Services, Inc.                         164,744          6,264
*  Laureate Education Inc                                 162,317          6,207
   The Toro Co.                                            87,343          6,120
   IKON Office Solutions, Inc.                            532,242          6,105
*  Big Lots Inc.                                          421,950          6,101
*  Earthlink, Inc.                                        575,580          5,957
*  Sirva Inc.                                             252,600          5,810
   SCP Pool Corp.                                         128,134          5,766
*  Tractor Supply Co.                                     137,068          5,732

4

                                                                          Market
                                                                          Value^
                                                           Shares          (000)
*  Valassis Communications, Inc.                          187,926    $     5,726
   Reader's Digest Association, Inc.                      357,220          5,712
*  CNET Networks, Inc.                                    515,437          5,706
   Pier 1 Imports Inc.                                    319,545          5,653
   Blyth, Inc.                                            163,887          5,652
   Strayer Education, Inc.                                 49,925          5,570
   CBRL Group, Inc.                                       175,155          5,404
*  Pacific Sunwear of
   California, Inc.                                       275,870          5,399
   Media General, Inc. Class A                             83,557          5,366
*  Aeropostale, Inc.                                      199,334          5,364
   The Pep Boys
   (Manny, Moe & Jack)                                    210,399          5,334
*  The Yankee Candle Co., Inc.                            181,850          5,319
*  Kroll Inc.                                             143,998          5,311
*  American Greetings Corp.
   Class A                                                228,125          5,288
   Hollinger International, Inc.                          312,938          5,254
   Speedway Motorsports, Inc.                             154,054          5,152
*  Zale Corp.                                             187,384          5,108
   United Auto Group, Inc.                                165,671          5,078
   Furniture Brands
   International Inc.                                     201,081          5,037
*  Corrections Corp. of America
   REIT                                                   126,434          4,993
   MSC Industrial Direct Co., Inc.
   Class A                                                150,458          4,941
*  Take-Two Interactive
   Software, Inc.                                         161,088          4,936
*  R.H. Donnelley Corp.                                   112,087          4,903
*  Tempur-Pedic International Inc.                        349,430          4,896
   Grey Global Group Inc.                                   4,946          4,872
*  Sonic Corp.                                            213,126          4,849
   Ethan Allen Interiors, Inc.                            134,735          4,838
*  United Stationers, Inc.                                121,679          4,833
   Hearst-Argyle Television Inc.                          185,921          4,793
*  Quiksilver, Inc.                                       200,658          4,778
*  Penn National Gaming, Inc.                             143,668          4,770
*  Linens `n Things, Inc.                                 161,985          4,748
*  Waste Connections, Inc.                                156,624          4,645
   Journal Communications, Inc.                           246,300          4,638
*  MPS Group, Inc.                                        377,625          4,577
*  Gaylord Entertainment Co.                              142,355          4,469
   ADVO, Inc.                                             132,951          4,377
*  Select Comfort Corp.                                   153,561          4,361
*  Scientific Games Corp.                                 226,333          4,332
*  Tuesday Morning Corp.                                  148,078          4,294
*  InfoSpace, Inc.                                        112,285          4,271
   Kellwood Co.                                            97,382          4,241
*  Shuffle Master, Inc.                                   116,503          4,230
*  Charter Communications, Inc.                         1,077,819    $     4,225
*  Aztar Corp.                                            150,703          4,220
*  Krispy Kreme Doughnuts, Inc.                           219,946          4,199
*  Emmis Communications, Inc.                             199,492          4,185
*  WMS Industries, Inc.                                   140,265          4,180
*  Scholastic Corp.                                       136,978          4,102
   Tupperware Corp.                                       210,742          4,095
   Banta Corp.                                             92,063          4,089
*  United Natural Foods, Inc.                             141,180          4,082
*  Arbitron Inc.                                          110,986          4,053
*  Guitar Center, Inc.                                     90,418          4,021
*  P.F. Chang's China Bistro, Inc.                         97,665          4,019
*  Dick's Sporting Goods, Inc.                            120,342          4,013
*  Universal Technical Institute Inc.                      99,488          3,978
*  99 Cents Only Stores                                   260,506          3,973
*  Argosy Gaming Co.                                      105,543          3,968
*  CEC Entertainment Inc.                                 134,019          3,955
*  United Online, Inc.                                    223,566          3,937
*  Jack in the Box Inc.                                   131,402          3,903
*  Global Imaging Systems, Inc.                           105,911          3,883
*  Helen of Troy Ltd.                                     105,204          3,879
*  DoubleClick Inc.                                       498,519          3,873
   Matthews International Corp.                           115,513          3,805
*  Priceline.com, Inc.                                    139,556          3,758
   Rollins, Inc.                                          162,665          3,743
   Wolverine World Wide, Inc.                             142,091          3,730
   ABM Industries Inc.                                    191,566          3,730
   Kelly Services, Inc. Class A                           124,476          3,709
*  Payless ShoeSource, Inc.                               245,215          3,656
*  Radio One, Inc.                                        225,688          3,636
*  Multimedia Games Inc.                                  134,644          3,611
*  Panera Bread Co.                                       100,286          3,598
*  Men's Wearhouse, Inc.                                  136,348          3,598
*  Stein Mart, Inc.                                       217,057          3,529
*  Hot Topic, Inc.                                        171,209          3,508
*  Jarden Corp.                                            97,400          3,505
*  Overstock.com, Inc.                                     88,202          3,447
*  Boca Resorts, Inc. Class A                             173,550          3,440
   Regal Entertainment Group
   Class A                                                189,727          3,434
*  Catalina Marketing Corp.                               187,268          3,425
   Bob Evans Farms, Inc.                                  125,041          3,424
*  MAXIMUS, Inc.                                           95,596          3,390
   La-Z-Boy Inc.                                          188,380          3,387
   Oxford Industries, Inc.                                 77,272          3,366
*  The Sports Authority, Inc.                              93,685          3,363
   Oakley, Inc.                                           259,308          3,355
*  Journal Register Co.                                   167,536          3,351
   The Nautilus Group, Inc.                               170,937          3,335
*  Resources Connection, Inc.                              84,439          3,302

5

                                                                          Market
Total Stock Market                                                        Value^
Index Fund                                                 Shares          (000)
*  RC2 Corp.                                               91,708    $     3,256
   Watson Wyatt & Co. Holdings                            121,760          3,245
*  Cumulus Media Inc.                                     192,130          3,230
*  THQ Inc.                                               140,165          3,210
*  Electronics Boutique
   Holdings Corp.                                         120,854          3,183
*  Tetra Tech, Inc.                                       194,166          3,169
*  Charming Shoppes, Inc.                                 353,937          3,161
   Fred's, Inc.                                           141,628          3,129
*  Alliance Gaming Corp.                                  181,252          3,110
   G & K Services, Inc. Class A                            77,177          3,102
   Callaway Golf Co.                                      272,503          3,090
*  Stage Stores, Inc.                                      81,783          3,080
*  Consolidated Graphics, Inc.                             69,227          3,049
*  Big 5 Sporting Goods Corp.                             115,712          3,030
   CDI Corp.                                               86,313          2,986
   Aaron Rents, Inc. Class B                               90,049          2,984
*  Rare Hospitality International Inc.                    119,451          2,974
   Landry's Restaurants, Inc.                              98,609          2,947
   Brown Shoe Co., Inc.                                    71,927          2,944
*  Heidrick & Struggles
   International, Inc.                                     99,030          2,939
*  School Specialty, Inc.                                  80,508          2,923
*  Teletech Holdings Inc.                                 331,765          2,910
*  USANA Health Sciences, Inc.                             93,602          2,909
   Handleman Co.                                          125,288          2,902
   Liberty Corp.                                           61,557          2,890
*  Cost Plus, Inc.                                         88,871          2,884
   K-Swiss, Inc.                                          142,146          2,873
   Phillips-Van Heusen Corp.                              148,770          2,864
   Burlington Coat Factory
   Warehouse Corp.                                        148,382          2,864
*  Labor Ready, Inc.                                      183,720          2,848
   IHOP Corp.                                              78,846          2,820
*  Playtex Products, Inc.                                 358,807          2,806
*  The Advisory Board Co.                                  77,794          2,769
   World Fuel Services Corp.                               61,434          2,769
*  Wireless Facilities, Inc.                              281,318          2,765
*  CMGI Inc.                                            1,415,182          2,760
*  Genesco, Inc.                                          115,849          2,738
*  J. Jill Group, Inc.                                    115,798          2,732
*  Papa John's International, Inc.                         92,453          2,731
   Gevity HR, Inc.                                        103,233          2,704
*  The Warnaco Group, Inc.                                127,076          2,703
*  Guess ?, Inc.                                          166,939          2,688
*  Ryan's Restaurant Group, Inc.                          168,763          2,666
*  Six Flags, Inc.                                        367,104          2,665
*  CSK Auto Corp.                                         155,425          2,664
*  Midway Games Inc.                                      230,521          2,656
*  Insight Enterprises, Inc.                              148,845          2,643
*  The Children's Place Retail
   Stores, Inc.                                           112,393          2,643
*  Finish Line, Inc.                                       87,271    $     2,633
*  Hollywood Entertainment Corp.                          195,498          2,612
*  Group 1 Automotive, Inc.                                78,475          2,606
*  Coldwater Creek Inc.                                    98,026          2,595
   Kenneth Cole Productions, Inc.                          75,142          2,575
*  Too Inc.                                               153,580          2,565
*  ProQuest Co.                                            93,403          2,545
   Ameristar Casinos, Inc.                                 75,369          2,531
*  Navigant Consulting, Inc.                              117,206          2,513
*  Central Garden and Pet Co.                              70,028          2,505
*  Wesco International, Inc.                              135,582          2,495
*  Dollar Thrifty Automotive
   Group, Inc.                                             90,546          2,485
   Renaissance Learning, Inc.                             109,555          2,456
*  ShopKo Stores, Inc.                                    173,244          2,450
*  Radio One, Inc. Class D                                152,170          2,436
*  Sharper Image Corp.                                     77,145          2,422
*  ValueClick, Inc.                                       200,334          2,400
*  Navarre Corp.                                          166,470          2,396
*  bebe stores, inc.                                      119,501          2,390
*  Cox Radio, Inc.                                        137,047          2,382
*  Korn/Ferry International                               121,586          2,355
*  The Gymboree Corp.                                     151,855          2,332
*  PRIMEDIA Inc.                                          833,727          2,318
*  Orbitz, Inc.                                           106,687          2,307
*  Charlotte Russe Holding Inc.                           107,407          2,296
*  CKE Restaurants Inc.                                   171,739          2,289
   Cato Corp. Class A                                     101,518          2,279
*  FTI Consulting, Inc.                                   137,802          2,274
*  California Pizza Kitchen, Inc.                         118,501          2,270
*  Clark, Inc.                                            121,184          2,248
*  Jo-Ann Stores, Inc.                                     76,133          2,238
*  Vail Resorts Inc.                                      116,554          2,233
   Movie Gallery, Inc.                                    114,091          2,230
   Russell Corp.                                          122,158          2,194
*  Bright Horizons Family
   Solutions, Inc.                                         40,857          2,190
*  Leapfrog Enterprises, Inc.                             109,442          2,177
   Christopher & Banks Corp.                              121,698          2,155
*  K2 Inc.                                                135,696          2,130
   Lone Star Steakhouse &
   Saloon, Inc.                                            78,217          2,127
   Sinclair Broadcast Group, Inc.                         206,929          2,125
   Central Parking Corp.                                  113,002          2,112
*  Stewart Enterprises, Inc. Class A                      258,182          2,102
*  Lin TV Corp.                                            96,988          2,056
   Movado Group, Inc.                                     118,812          2,050
*  Carter's, Inc.                                          70,200          2,044
*  ValueVision Media, Inc.                                156,330          2,035
*  Jos. A. Bank Clothiers, Inc.                            64,348          2,020
*  Ventiv Health, Inc.                                    129,324          2,002
*  Red Robin Gourmet Burgers                               73,051          1,999

6

                                                                          Market
                                                                          Value^
                                                           Shares          (000)
   Churchill Downs, Inc.                                   49,097    $     1,998
*  The Dress Barn, Inc.                                   116,129          1,988
*  MemberWorks, Inc.                                       67,111          1,988
*  Exult Inc.                                             368,386          1,982
*  Charles River Associates Inc.                           64,016          1,981
*  Information Holdings Inc.                               71,627          1,960
*  Brightpoint, Inc.                                      142,127          1,954
   Blockbuster Inc. Class A                               128,729          1,954
*  Navigant International, Inc.                           109,658          1,951
*  Skechers U.S.A., Inc.                                  149,772          1,947
*  Lifeline Systems, Inc.                                  81,471          1,928
   World Wrestling
   Entertainment, Inc.                                    151,101          1,927
*  PDI, Inc.                                               62,353          1,891
*  Cross Country Healthcare, Inc.                         103,981          1,887
*  Entravision
   Communications Corp.                                   244,522          1,878
*  Coinstar, Inc.                                          85,452          1,877
*  A.C. Moore Arts & Crafts, Inc.                          67,979          1,870
*  CoStar Group, Inc.                                      40,145          1,844
*  Perry Ellis International Corp.                         72,579          1,833
*  Spherion Corp.                                         177,490          1,800
   Mannatech, Inc.                                        187,092          1,796
*  infoUSA Inc.                                           176,480          1,790
*  LookSmart, Ltd.                                        823,501          1,787
   Bassett Furniture Industries, Inc.                      82,065          1,786
   Thomas Nelson, Inc.                                     78,290          1,780
*  Hartmarx Corp.                                         282,132          1,777
   Cherokee Inc.                                           70,599          1,771
*  Pre-Paid Legal Services, Inc.                           73,630          1,755
   Sonic Automotive, Inc.                                  79,151          1,753
*  Forrester Research, Inc.                                93,035          1,735
*  Casual Male Retail Group, Inc.                         236,142          1,724
*  SITEL Corp.                                            407,891          1,721
   Sturm, Ruger & Co., Inc.                               142,044          1,720
*  Lakes Entertainment, Inc.                              148,335          1,719
*  Water Pik Technologies, Inc.                           102,672          1,700
*  Administaff, Inc.                                      101,664          1,688
   Pulitzer, Inc.                                          34,444          1,684
*  Central European
   Distribution Corp.                                      64,748          1,678
   Chemed Corp.                                            34,112          1,654
   Action Performance Cos., Inc.                          109,308          1,647
   Angelica Corp.                                          65,253          1,639
   Bowne & Co., Inc.                                      103,098          1,634
*  Insight Communications Co., Inc.                       176,366          1,633
*  Century Business Services, Inc.                        372,686          1,625
*  Volt Information Sciences Inc.                          50,375          1,587
*  MarketWatch.com, Inc.                                  135,273          1,587
   The Buckle, Inc.                                        55,560          1,570
*  TiVo Inc.                                              220,755          1,565
*  Blue Nile Inc.                                          41,526    $     1,562
   The Stride Rite Corp.                                  140,328          1,548
   Gray Television, Inc.                                  110,674          1,537
*  Geo Group Inc.                                          75,220          1,534
*  aQuantive, Inc.                                        154,707          1,529
*  AMN Healthcare Services, Inc.                           99,893          1,527
*  Prime Hospitality Corp.                                143,704          1,526
*  America's Car-Mart, Inc.                                50,535          1,518
*  Pegasus Solutions Inc.                                 114,559          1,504
*  FindWhat.com                                            64,884          1,501
*  Cole National Corp. Class A                             64,061          1,496
*  SOURCECORP, Inc.                                        54,110          1,489
*  West Marine, Inc.                                       55,157          1,481
*  EZCORP, Inc.                                           149,209          1,480
*  Learning Tree International, Inc.                      100,359          1,456
   Stamps.com Inc.                                        141,755          1,444
   The Neiman Marcus Group, Inc.
   Class B                                                 27,740          1,439
   Libbey, Inc.                                            51,834          1,439
   Triarc Cos., Inc. Class B                              141,030          1,434
*  Retail Ventures, Inc.                                  184,431          1,427
   Stanley Furniture Co., Inc.                             33,766          1,422
*  MarineMax, Inc.                                         49,376          1,416
*  Midas Inc.                                              81,236          1,414
*  4Kids Entertainment Inc.                                59,005          1,411
*  Crown Media Holdings, Inc.                             162,230          1,382
*  iVillage Inc.                                          213,125          1,353
   Dover Downs Gaming &
   Entertainment, Inc.                                    119,999          1,350
*  iPass Inc.                                             127,408          1,349
*  Fisher Communications, Inc.                             26,730          1,345
*  Revlon, Inc. Class A                                   453,952          1,339
*  Hibbett Sporting Goods, Inc.                            48,831          1,336
   Blair Corp.                                             46,134          1,333
*  Carmike Cinemas, Inc.                                   33,788          1,333
*  Rubio's Restaurants, Inc.                              167,594          1,332
   Russ Berrie and Co., Inc.                               68,435          1,330
*  MTR Gaming Group Inc.                                  120,720          1,322
*  O'Charley's Inc.                                        76,743          1,319
   Startek, Inc.                                           36,479          1,306
   American Woodmark Corp.                                 21,727          1,300
   National Presto Industries, Inc.                        31,468          1,297
*  Clean Harbors Inc.                                     135,404          1,284
   Traffix, Inc.                                          188,033          1,237
*  Greg Manning Auctions, Inc.                             80,550          1,232
*  Insurance Auto Auctions, Inc.                           72,378          1,230
*  Saga Communications, Inc.                               67,351          1,229
*  Salem Communications Corp.                              44,840          1,217
   Goody's Family Clothing                                117,010          1,213
*  24/7 Real Media, Inc.                                  215,057          1,206
*  Isle of Capri Casinos, Inc.                             68,112          1,189

7

                                                                          Market
Total Stock Market                                                        Value^
Index Fund                                                 Shares          (000)
*  Spanish Broadcasting
   System, Inc.                                           127,649    $     1,188
*  Pegasus Communications Corp.                            48,483          1,186
*  Casella Waste Systems, Inc.                             89,950          1,183
*  Worldwide Restaurant
   Concepts Inc.                                          336,961          1,176
*  Beasley Broadcast Group, Inc.                           78,430          1,173
*  SM&A Corp.                                             135,159          1,169
*  Syms Corp.                                             125,948          1,166
   Dover Motorsports, Inc.                                290,163          1,161
*  Friendly Ice Cream Corp.                                87,243          1,147
*  Pinnacle Entertainment, Inc.                            90,355          1,139
*  Steven Madden, Ltd.                                     56,939          1,137
   Superior Uniform Group, Inc.                            71,397          1,134
*  Benihana Inc. Class A                                   76,126          1,134
*  Amerco, Inc.                                            46,978          1,116
   Advanced Marketing Services                             86,223          1,113
*  AMC Entertainment, Inc.                                 72,132          1,109
*  S&K Famous Brands Inc.                                  66,833          1,107
*  Universal Electronics, Inc.                             62,916          1,103
*  Bally Total Fitness Holding Corp.                      220,148          1,101
*  1-800-FLOWERS.COM, Inc.                                134,471          1,095
*  Innotrac Corp.                                         121,629          1,076
   The Marcus Corp.                                        62,100          1,071
*  NetRatings, Inc.                                        65,023          1,059
*  Nexstar Broadcasting Group, Inc.                        96,133          1,056
*  Applica Inc.                                           118,109          1,051
   UniFirst Corp.                                          36,057          1,049
*  Shoe Carnival, Inc.                                     69,700          1,046
*  Alderwoods Group, Inc.                                  85,558          1,044
*  Dave & Busters, Inc.                                    55,541          1,044
   Cadmus Communications                                   70,686          1,043
*  LodgeNet Entertainment Corp.                            62,458          1,031
*  Elizabeth Arden, Inc.                                   48,637          1,023
*  Galyan's Trading Co.                                    61,040          1,018
*  Kforce Inc.                                            107,410          1,014
*  Asbury Automotive Group, Inc.                           67,020          1,005
*  Playboy Enterprises, Inc. Class B                       86,037            999
   The Topps Co., Inc.                                    102,854            998
*  Trans World Entertainment Corp.                         96,664            969
*  Department 56 Inc.                                      62,888            968
*  eMerge Interactive, Inc.                               502,633            960
*  Steak n Shake Co.                                       52,581            958
*  Young Broadcasting Inc.                                 72,852            958
*  GameStop Corp.                                          62,568            952
*  Del Laboratories, Inc.                                  30,636            950
   Oshkosh B' Gosh, Inc. Class A                           38,049            950
*  Steinway Musical Instruments Inc.                       27,050            949
   Jackson Hewitt Tax Service Inc.                         54,000            945
   Hancock Fabrics, Inc.                                   74,026            944
*  JAKKS Pacific, Inc.                                     43,483            904
*  Digital Generation Systems                             604,015            894
*  Brookstone, Inc.                                        44,559    $       893
*  Bombay Co.                                             145,277            891
*  FreeMarkets, Inc.                                      132,541            864
*  On Assignment, Inc.                                    143,765            848
   Courier Corp.                                           20,203            843
*  Trump Hotels & Casino
   Resorts, Inc.                                          348,413            843
   Allen Organ Co.                                         15,974            837
*  Harris Interactive Inc.                                124,339            836
*  1-800 CONTACTS, Inc.                                    55,414            822
*  Cornell Companies, Inc.                                 60,116            818
   Fedders Corp.                                          186,089            809
*  Carriage Services, Inc.                                159,214            802
*  Verticalnet, Inc.                                      503,548            791
*  Vans, Inc.                                              38,400            789
*  Hudson Highland Group, Inc.                             25,611            785
*  Checkers Drive-In
   Restaurants, Inc.                                       67,928            785
*  Total Entertainment
   Restaurant Corp.                                        57,863            783
*  Alloy, Inc.                                            127,143            782
*  Medical Staffing Network
   Holdings, Inc.                                         121,029            779
*  Cache, Inc.                                             57,390            775
*  Monro Muffler Brake, Inc.                               31,583            766
*  Lazare Kaplan International, Inc.                       89,948            760
*  Enesco Group, Inc.                                      84,783            760
*  Regent Communications, Inc.                            120,434            745
*  The Pantry, Inc.                                        34,123            744
*  Autobytel Inc.                                          81,924            744
*  The Smith & Wollensky
   Restaurant Group, Inc.                                 118,820            740
   Inter Parfums, Inc.                                     35,422            739
*  Paxson Communications Corp.                            226,788            737
*  Exponent, Inc.                                          27,334            734
   Lithia Motors, Inc.                                     29,616            734
*  Internap Network Services Corp.                        605,942            733
   CPI Corp.                                               48,991            721
   Haverty Furniture Cos., Inc.                            40,999            717
*  First Consulting Group, Inc.                           129,827            717
   Triarc Cos., Inc. Class A                               69,353            716
*  Gadzooks, Inc.                                         277,226            715
*  Digital Theater Systems Inc.                            26,892            703
*  Perficient, Inc.                                       175,645            699
*  The Wet Seal, Inc. Class A                             133,364            697
*  Hampshire Group, Ltd.                                   23,629            685
*  NIC Inc.                                                95,015            681
   The First Years Inc.                                    36,393            677
*  Cenveo Inc.                                            229,960            674
*  Luby's, Inc.                                            96,746            669
*  Pfsweb Inc.                                            399,075            666
*  Kirkland's, Inc.                                        55,573            663

8

                                                                          Market
                                                                          Value^
                                                           Shares          (000)
*  Neoforma, Inc.                                          53,628    $       651
*  The Boyds Collection, Ltd.                             196,097            651
*  QRS Corp.                                               99,235            650
   L.S. Starrett Co. Class A                               39,964            645
*  Lightbridge, Inc.                                      113,717            637
*  Chicago Pizza & Brewery, Inc.                           41,352            629
*  Franklin Electronic
   Publishers, Inc.                                       135,240            629
*  Deckers Outdoor Corp.                                   21,100            622
*  PLATO Learning, Inc.                                    62,287            617
   Deb Shops, Inc.                                         25,240            607
*  Nashua Corp.                                            62,515            606
*  DiamondCluster International, Inc.                      69,255            602
*  GSI Commerce, Inc.                                      62,172            599
   Lawson Products, Inc.                                   15,669            598
*  PC Connection, Inc.                                     90,435            595
   CSS Industries, Inc.                                    16,716            586
*  Maxwell Shoe Co. Inc.                                   25,185            585
*  ParkerVision, Inc.                                     102,667            585
*  Correctional Services Corp.                            174,060            581
*  Daily Journal Corp.                                     16,475            560
   Strategic Distribution, Inc.                            42,472            559
*  Mothers Work, Inc.                                      26,827            552
*  Management Network Group Inc.                          219,690            547
*  Party City Corp.                                        43,250            540
*  Buca, Inc.                                              99,600            531
*  Atari, Inc.                                            219,969            530
*  Wyndham International, Inc.
   Class A                                                521,530            522
*  Systemax Inc.                                           76,352            512
*  Metro One
   Telecommunications, Inc.                               346,463            509
*  Concord Camera Corp.                                   154,139            509
*  Rentrak Corp.                                           53,989            507
*  LKQ Corp.                                               27,055            501
*  LECG Corp.                                              28,937            501
*  Main Street & Main, Inc.                               238,407            501
*  Drugstore.com, Inc.                                    143,102            499
*  WCA Waste Corp.                                         54,000            481
   Haggar Corp.                                            23,100            465
*  Tweeter Home Entertainment
   Group, Inc.                                             85,465            462
*  Candie's, Inc.                                         168,282            461
*  Raindance Communications, Inc.                         213,663            444
*  Century Casinos, Inc.                                   80,663            440
*  Restoration Hardware, Inc.                              58,833            430
*  Source Interlink Cos., Inc.                             38,400            427
*  Conn's, Inc.                                            26,800            422
*  SPEEDUS Corp.                                          178,056            422
*  ICT Group, Inc.                                         44,707            409
   Saucony Inc.                                            19,300            406
*  Interstate Hotels & Resorts, Inc.                       73,153            394
*  Big Dog Holdings, Inc.                                  74,520    $       382
   Weyco Group, Inc.                                       11,130            382
*  Rainmaker Systems, Inc.                                180,662            376
   Rock of Ages Corp.                                      45,700            371
*  Edgewater Technology, Inc.                              59,353            367
*  Brillian Corp.                                          45,458            366
*  Cellstar Corp.                                          49,675            366
   ILX Resorts Inc.                                        38,276            361
*  Gander Mountain Co.                                     15,443            354
*  Emerson Radio Corp.                                    113,213            354
*  Spherix Inc.                                            69,336            354
   Stephan Co.                                             69,807            335
*  Empire Resorts Inc.                                     23,500            330
*  Gartner, Inc. Class B                                   25,223            325
   Schawk, Inc.                                            22,689            317
*  Martha Stewart Living
   Omnimedia, Inc.                                         34,382            309
*  Onvia.com, Inc.                                         50,357            300
*  APAC Teleservices, Inc.                                171,768            297
*  Cabela's Inc.                                           11,000            296
*  Digital Impact, Inc.                                   150,009            285
*  Register.com, Inc.                                      47,738            285
*  Medialink Worldwide, Inc.                               78,115            280
*  ARK Restaurants Corp.                                   11,862            279
   Knape & Vogt Manufacturing Co.                          21,096            272
*  Vcampus Corp.                                           88,198            271
*  Oneida Ltd.                                            165,390            268
*  Salton, Inc.                                            47,400            254
*  Commerce One, Inc.                                     266,069            253
*  Catalina Lighting, Inc.                                 23,200            245
*  Ultimate Electronics, Inc.                              48,794            241
*  Nobel Learning Communities, Inc.                        32,450            227
*  Synagro Technologies Inc.                               80,490            222
*  Gallery of History, Inc.                                54,602            215
   Aaron Rents, Inc.                                        6,750            204
*  SciQuest, Inc.                                          32,779            203
*  COMFORCE Corp.                                          84,292            201
*  Whitehall Jewellers, Inc.                               24,672            185
*  EasyLink Services Corp.                                112,311            183
*  The Princeton Review, Inc.                              21,613            164
*  PriceSmart, Inc.                                        24,490            153
*  Benihana Inc.                                            8,400            126
*  Mayor's Jeweler's, Inc.                                151,566            117
*  Wilsons The Leather Experts Inc.                        28,098            109
*  Interep National Radio Sales, Inc.                      98,600            108
*  Vermont Teddy Bear Co., Inc.                            19,037            103
*  Acclaim Entertainment Inc.                             290,919             99
*  Finlay Enterprises, Inc.                                 5,167             97
*  America Online Latin
   America, Inc.                                          125,763             87
*  Marchex, Inc.                                            7,040             79
*  REX Stores Corp.                                         6,324             77

9

                                                                          Market
Total Stock Market                                                        Value^
Index Fund                                                 Shares          (000)
   Star Buffet, Inc.                                       12,736    $        77
   Friedman's, Inc. Class A                                22,537             72
*  Fresh Choice, Inc.                                      43,708             71
*  SportsLine.com, Inc.                                    60,513             65
   Escalade, Inc.                                           2,400             55
*  National Technical Systems, Inc.                         9,697             46
*  Bush Industries, Inc.                                  135,417             37
*  Liquid Audio, Inc.                                     114,175             33
*  Protection One, Inc.                                   113,561             33
*  Hanover Direct, Inc.                                   228,984             32
*  Geerlings & Wade Inc.                                   30,636             19
*  Major Automotive Cos., Inc.                             17,395             16
*  DGSE Companies, Inc.                                     4,000             12
*  Visual Data Corp.                                        5,529             12
*  Provo International Inc.                                35,123              6
*  CTI Industries Corp.                                     2,904              6
*  Championship Auto Racing
   Teams, Inc.                                             77,500              5
   Interactivecorp 1.99% Cvt. Pfd.                             76              4
*  Headway Corporate
   Resources, Inc.                                        152,392              2
*  InterActiveCorp Warrants
   Exp. 2/4/2009                                               38              1
                                                                       7,726,134
Consumer Staples (6.6%)
   The Procter & Gamble Co.                             9,258,381        504,026
   The Coca-Cola Co.                                    8,724,243        440,400
   Altria Group, Inc.                                   7,345,695        367,652
   PepsiCo, Inc.                                        6,114,382        329,443
   Anheuser-Busch Cos., Inc.                            2,883,588        155,714
   Walgreen Co.                                         3,680,979        133,288
   Colgate-Palmolive Co.                                1,908,013        111,523
   Sysco Corp.                                          2,292,887         82,246
   Sara Lee Corp.                                       2,834,033         65,154
   General Mills, Inc.                                  1,355,361         64,420
   Kellogg Co.                                          1,472,513         61,625
   CVS Corp.                                            1,424,776         59,869
   ConAgra Foods, Inc.                                  1,894,882         51,313
   Wm. Wrigley Jr. Co.                                    808,433         50,972
   H.J. Heinz Co.                                       1,262,634         49,495
   Coca-Cola Enterprises, Inc.                          1,685,602         48,866
*  The Kroger Co.                                       2,644,240         48,125
   Hershey Foods Corp.                                    929,708         43,018
   The Clorox Co.                                         760,893         40,921
*  Safeway, Inc.                                        1,600,717         40,562
   Campbell Soup Co.                                    1,473,831         39,617
   Albertson's, Inc.                                    1,321,803         35,081
   Kraft Foods Inc.                                     1,004,294         31,816
   The Pepsi Bottling Group, Inc.                         923,879         28,215
   Tyson Foods, Inc.                                    1,269,700         26,600
   UST, Inc.                                              595,512         21,438
   Whole Foods Market, Inc.                               221,871    $    21,178
   Brown-Forman Corp. Class B                             435,910         21,041
*  Dean Foods Co.                                         563,665         21,030
   R.J. Reynolds Tobacco
   Holdings, Inc.                                         306,025         20,684
   McCormick & Co., Inc.                                  495,245         16,838
   Hormel Foods Corp.                                     499,449         15,533
   SuperValu Inc.                                         485,727         14,868
*  Constellation Brands, Inc.
   Class A                                                381,445         14,163
*  Smithfield Foods, Inc.                                 398,935         11,729
   J.M. Smucker Co.                                       232,873         10,691
   PepsiAmericas, Inc.                                    493,028         10,472
*  Rite Aid Corp.                                       1,861,391          9,716
   Adolph Coors Co. Class B                               129,209          9,347
*  Del Monte Foods Co.                                    752,881          7,649
*  7-Eleven, Inc.                                         402,606          7,187
*  NBTY, Inc.                                             240,632          7,072
   Pilgrim's Pride Corp.                                  239,958          6,944
   Church & Dwight, Inc.                                  147,224          6,740
   Tootsie Roll Industries, Inc.                          186,972          6,077
   Fresh Del Monte Produce Inc.                           205,107          5,183
*  Ralcorp Holdings, Inc.                                 132,936          4,679
   Universal Corp. (VA)                                    90,633          4,617
*  Performance Food Group Co.                             166,257          4,412
   Flowers Foods, Inc.                                    161,975          4,236
   Winn-Dixie Stores, Inc.                                505,684          3,641
   Ruddick Corp.                                          161,712          3,630
   Sensient Technologies Corp.                            165,676          3,559
   Longs Drug Stores, Inc.                                147,379          3,518
   Weis Markets, Inc.                                      95,310          3,341
   Casey's General Stores, Inc.                           181,475          3,321
*  Chiquita Brands International, Inc.                    145,604          3,046
   Vector Group Ltd.                                      188,367          2,967
   Sanderson Farms, Inc.                                   53,057          2,845
   Coca-Cola Bottling Co.                                  41,138          2,381
   Schweitzer-Mauduit
   International, Inc.                                     72,979          2,235
*  Hain Celestial Group, Inc.                             122,579          2,219
   Interstate Bakeries Corp.                              201,583          2,187
   Lance, Inc.                                            138,147          2,127
*  Smart & Final Inc.                                     176,879          2,126
   Farmer Brothers, Inc.                                   77,110          2,069
   American Italian Pasta Co.                              60,681          1,850
*  M&F Worldwide Corp.                                    126,168          1,729
   Nash-Finch Co.                                          65,310          1,635
*  Wild Oats Markets Inc.                                 102,180          1,438
   Riviana Foods, Inc.                                     52,125          1,364
*  Duane Reade Inc.                                        80,204          1,310
   Ingles Markets, Inc.                                   115,688          1,292
*  Peet's Coffee & Tea Inc.                                51,125          1,278

10

                                                                         Market
                                                                         Value^
                                                           Shares         (000)
*  Boston Beer Co., Inc. Class A                           63,347    $    1,276
*  Lifeway Foods, Inc.                                     83,016         1,259
*  The Great Atlantic & Pacific Tea
   Co., Inc.                                              158,103         1,211
*  J & J Snack Foods Corp.                                 28,087         1,147
   Seaboard Corp.                                           2,302         1,146
*  Pathmark Stores, Inc.                                  144,566         1,102
   Nature's Sunshine Inc.                                  77,314         1,101
*  Provide Commerce Inc.                                   54,399         1,072
*  Robert Mondavi Corp. Class A                            27,882         1,032
*  Chalone Wine Group Ltd.                                 95,914         1,031
   Standard Commercial Tobacco Co.                         57,025         1,029
*  John B. Sanfilippo & Son, Inc.                          38,295         1,023
*  Todhunter International, Inc.                           65,486           914
*  Nutraceutical International Corp.                       38,913           829
*  Green Mountain Coffee
   Roasters, Inc.                                          39,143           727
   Dimon Inc.                                             121,838           697
   National Beverage Corp.                                 49,566           492
   Arden Group Inc. Class A                                 5,213           467
*  Omega Protein Corp.                                     41,400           402
   Rocky Mountain Chocolate
   Factory, Inc.                                           28,250           357
*  Maui Land & Pineapple Co., Inc.                          7,344           250
*  Diedrich Coffee, Inc.                                   36,509           201
*  Redhook Ale Brewery, Inc.                               86,380           188
*  Nutrition 21 Inc.                                      261,445           157
*  Seneca Foods Corp.                                       7,400           142
*  Star Scientific, Inc.                                   22,947            91
*  Hansen Nat Corp.                                         3,000            76
*  The Penn Traffic Co.                                    65,411            10
                                                                      3,270,022
Financial Services (22.0%)
   Citigroup, Inc.                                   18,523,454         861,341
   American International
   Group, Inc.                                        9,342,329         665,921
   Bank of America Corp.                              7,302,719         617,956
   Wells Fargo & Co.                                  6,044,547         345,929
   J.P. Morgan Chase & Co.                            7,467,038         289,497
   Fannie Mae                                         3,481,052         248,408
   American Express Co.                               4,582,160         235,431
   Wachovia Corp.                                     4,709,295         209,564
   Morgan Stanley                                     3,941,478         207,992
   Bank One Corp.                                     4,022,874         205,167
   U.S. Bancorp                                       6,796,341         187,307
   Merrill Lynch & Co., Inc.                        3,435,560         185,452
   The Goldman Sachs Group, Inc.                      1,730,496         162,944
   Freddie Mac                                        2,477,153         156,804
   First Data Corp.                                   3,128,601         139,285
   Washington Mutual, Inc.                            3,112,714         120,275
   MBNA Corp.                                         4,581,520         118,157
   Allstate Corp.                                     2,519,500    $    117,283
   Fifth Third Bancorp                                2,018,313         108,545
   Metropolitan Life Insurance Co.                    2,710,355          97,166
   St. Paul Travelers Cos., Inc.                      2,392,065          96,974
   Automatic Data
   Processing, Inc.                                   2,117,345          88,674
   Prudential Financial, Inc.                         1,886,190          87,651
   Marsh & McLennan Cos., Inc.                        1,891,374          85,831
   The Bank of New York Co., Inc.                     2,788,121          82,194
   National City Corp.                                2,227,919          77,999
   Lehman Brothers Holdings, Inc.                       992,944          74,719
   AFLAC Inc.                                         1,823,747          74,427
   BB&T Corp.                                         1,989,073          73,536
   The Hartford Financial
   Services Group Inc.                                1,046,014          71,903
   Countrywide Financial Corp.                        1,001,917          70,385
   Progressive Corp. of Ohio                            780,005          66,534
   SunTrust Banks, Inc.                               1,012,737          65,818
   SLM Corp.                                          1,574,056          63,671
   State Street Corp.                                 1,204,691          59,078
   Capital One Financial Corp.                          859,806          58,794
   Golden West Financial Corp.                          547,841          58,263
   PNC Financial Services Group                       1,011,359          53,683
   Charles Schwab Corp.                               4,894,563          47,037
   SouthTrust Corp.                                   1,199,056          46,535
   The Chubb Corp.                                      680,467          46,394
   Paychex, Inc.                                      1,354,285          45,883
   Franklin Resources Corp.                             898,138          44,979
   Mellon Financial Corp.                             1,522,327          44,650
   KeyCorp                                            1,471,564          43,985
*  Genworth Financial Inc.                            1,753,431          40,241
   Loews Corp.                                          665,203          39,886
   The Principal Financial
   Group, Inc.                                        1,144,752          39,814
   Equity Office Properties Trust
   REIT                                               1,447,461          39,371
   Simon Property Group, Inc. REIT                      746,289          38,374
   M & T Bank Corp.                                     425,101          37,111
   Charter One Financial, Inc.                          802,792          35,475
   CIGNA Corp.                                          507,724          34,936
   Moody's Corp.                                        537,008          34,723
   Comerica, Inc.                                       621,279          34,096
   Northern Trust Corp.                                 790,411          33,419
   AmSouth Bancorp                                    1,264,248          32,200
   Aon Corp.                                          1,130,328          32,180
   Bear Stearns Co., Inc.                               376,376          31,732
   Marshall & Ilsley Corp.                              796,698          31,143
   Lincoln National Corp.                               639,552          30,219
   H & R Block, Inc.                                    627,693          29,928
   Equity Residential REIT                            1,005,093          29,881
   UnionBanCal Corp.                                    529,164          29,845

11

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                 Shares           (000)
   MBIA, Inc.                                             519,219    $     29,658
   CIT Group Inc.                                         760,573          29,122
   Regions Financial Corp.                                787,288          28,775
   Ambac Financial Group, Inc.                            388,714          28,547
   Synovus Financial Corp.                              1,093,269          27,682
*  Fiserv, Inc.                                           700,782          27,253
*  SunGard Data Systems, Inc.                           1,040,749          27,059
   MGIC Investment Corp.                                  354,774          26,913
*  I Financial Corp.                                      897,053          26,544
   Cincinnati Financial Corp.                             600,479          26,133
   Vornado Realty Trust REIT                              450,247          25,714
   Jefferson-Pilot Corp.                                  501,566          25,480
   Sovereign Bancorp, Inc.                              1,098,968          24,287
   National Commerce
   Financial Corp.                                        731,947          23,788
   North Fork Bancorp, Inc.                               614,760          23,392
   General Growth Properties Inc.
   REIT                                                   781,774          23,117
   Fidelity National Financial, Inc.                      618,199          23,084
   T. Rowe Price Group Inc.                               454,610          22,912
   Hudson City Bancorp, Inc.                              679,274          22,715
   SAFECO Corp.                                           499,790          21,991
   Legg Mason Inc.                                        239,161          21,766
   Torchmark Corp.                                        399,360          21,486
   Plum Creek Timber Co. Inc. REIT                        659,222          21,477
   ProLogis REIT                                          650,314          21,408
   Public Storage, Inc. REIT                              460,422          21,184
   Archstone-Smith Trust REIT                             702,033          20,591
   Popular, Inc.                                          478,796          20,478
   Union Planters Corp.                                   681,882          20,327
   First Horizon National Corp.                           444,889          20,229
   Banknorth Group, Inc.                                  618,780          20,098
   Zions Bancorp                                          321,188          19,737
   Boston Properties, Inc. REIT                           382,137          19,137
   Huntington Bancshares Inc.                             824,688          18,885
   Compass Bancshares Inc.                                439,102          18,881
   Green Point Financial Corp.                            472,934          18,775
   New York Community
   Bancorp, Inc.                                          948,684          18,623
   Kimco Realty Corp. REIT                                398,417          18,128
   Rouse Co. REIT                                         369,759          17,564
   The Chicago Mercantile
   Exchange                                               118,507          17,109
*  Ameritrade Holding Corp.                             1,498,381          17,007
   UnumProvident Corp.                                  1,066,482          16,957
   White Mountains Insurance
   Group Inc.                                              32,443          16,546
   Radian Group, Inc.                                     338,358          16,207
   Duke Realty Corp. REIT                                 509,235          16,199
   iStar Financial Inc. REIT                              394,580          15,783
   Total System Services, Inc.                            708,954          15,526
   Old Republic International Corp.                       653,351          15,497
   Commerce Bancorp, Inc.                                279,642     $     15,383
*  Providian Financial Corp.                           1,046,446           15,351
   Transatlantic Holdings, Inc.                          188,870           15,297
   The PMI Group Inc.                                    343,095           14,931
   TCF Financial Corp.                                   254,002           14,745
*  E*TRADE Financial Corp.                             1,311,314           14,621
*  DST Systems, Inc.                                     304,018           14,620
   Avalonbay Communities, Inc.
   REIT                                                  257,720           14,566
*  Host Marriott Corp. REIT                            1,155,185           14,278
   Janus Capital Group Inc.                              859,087           14,166
*  The Dun & Bradstreet Corp.                            258,868           13,956
   Hibernia Corp. Class A                                559,106           13,586
   Assurant, Inc.                                        509,395           13,438
   Doral Financial Corp.                                 388,956           13,419
   Dow Jones & Co., Inc.                                 294,612           13,287
   Mercantile Bankshares Corp.                           283,551           13,276
   Developers Diversified Realty
   Corp. REIT                                            366,321           12,957
   W.R. Berkley Corp.                                    300,773           12,918
   Leucadia National Corp.                               254,401           12,644
   Liberty Property Trust REIT                           303,972           12,223
   Equifax, Inc.                                         491,677           12,169
*  Alliance Data Systems Corp.                           287,465           12,145
   Federated Investors, Inc.                             388,051           11,773
   Associated Banc-Corp.                                 396,202           11,739
   City National Corp.                                   174,912           11,492
   Health Care Properties Investors
   REIT                                                  473,892           11,392
   Allied Capital Corp.                                  460,044           11,234
   Commerce Bancshares, Inc.                             243,462           11,186
*  AmeriCredit Corp.                                     566,106           11,056
   Independence Community
   Bank Corp.                                            298,212           10,855
   Erie Indemnity Co. Class A                            231,056           10,809
   SEI Corp.                                             371,695           10,794
   Brown & Brown, Inc.                                   247,365           10,661
   Apartment Investment &
   Management Co. Class A REIT                           339,246           10,561
   People's Bank                                         336,473           10,481
   Unitrin, Inc.                                         244,886           10,432
   Investors Financial Services Corp.                    237,634           10,356
*  Conseco, Inc.                                         519,313           10,334
   Chelsea Property Group REIT                           158,341           10,327
*  CapitalSource Inc.                                    421,210           10,299
   AMB Property Corp. REIT                               296,431           10,265
   Astoria Financial Corp.                               280,554           10,263
   Hospitality Properties Trust REIT                     241,286           10,206
   Friedman, Billings, Ramsey
   Group, Inc. REIT                                      511,768           10,128
   The Macerich Co. REIT                                 210,156           10,060
   Arthur J. Gallagher & Co.                             326,040            9,928

12

                                                                           Market
                                                                           Value^
                                                          Shares            (000)
   Student Loan Corp.                                     72,130     $      9,846
*  Markel Corp.                                           35,452            9,838
   A.G. Edwards & Sons, Inc.                             288,672            9,824
   Mercury General Corp.                                 196,160            9,739
*  CheckFree Corp.                                       324,373            9,731
   Weingarten Realty Investors
   REIT                                                  308,527            9,651
   Protective Life Corp.                                 249,027            9,630
*  WellChoice Inc.                                       231,426            9,581
   Ryder System, Inc.                                    234,956            9,415
   Regency Centers Corp. REIT                            217,780            9,343
   Eaton Vance Corp.                                     242,369            9,261
   Reinsurance Group of
   America, Inc.                                         224,322            9,119
   Catellus Development Corp. REIT                       369,719            9,114
   Fulton Financial Corp.                                450,293            9,073
   United Dominion Realty Trust
   REIT                                                  458,395            9,067
   Webster Financial Corp.                               192,396            9,046
   Mills Corp. REIT                                      192,723            9,000
   Mack-Cali Realty Corp. REIT                           217,209            8,988
   Nuveen Investments, Inc. Class A                      335,224            8,984
   Valley National Bancorp                               355,327            8,983
   Certegy, Inc.                                         229,218            8,894
   Wilmington Trust Corp.                                238,373            8,872
   Trizec Properties, Inc. REIT                          544,142            8,848
   American National Insurance Co.                        95,434            8,811
   Bank of Hawaii Corp.                                  193,823            8,765
   Fair, Isaac, Inc.                                     254,256            8,487
   Westcorp, Inc.                                        186,425            8,473
   New Plan Excel Realty Trust
   REIT                                                  359,841            8,406
   Colonial BancGroup, Inc.                              458,390            8,329
*  BOK Financial Corp.                                   211,909            8,322
   Cullen/Frost Bankers, Inc.                            185,309            8,293
   Sky Financial Group, Inc.                             335,311            8,292
   First American Corp.                                  319,122            8,262
   American Financial Group, Inc.                        263,539            8,056
   FirstMerit Corp.                                      305,017            8,043
   Capitol Federal Financial                             264,638            7,913
   Rayonier Inc. REIT                                    177,716            7,899
   Deluxe Corp.                                          180,900            7,869
*  Alleghany Corp.                                        27,416            7,868
   Thornburg Mortgage, Inc. REIT                         290,918            7,840
   HCC Insurance Holdings, Inc.                          231,343            7,729
   Federal Realty Investment Trust
   REIT                                                  184,980            7,693
   Nationwide Financial
   Services, Inc.                                        202,480            7,615
   International Bancshares Corp.                        182,748            7,410
   Pan Pacific Retail Properties, Inc.
   REIT                                                  145,440            7,348
   WFS Financial, Inc.                                   148,252     $      7,340
   Annaly Mortgage
   Management Inc. REIT                                  423,050            7,175
   Ventas, Inc. REIT                                     300,788            7,023
   StanCorp Financial Group, Inc.                        104,768            7,019
   Provident Financial Group, Inc.                       177,484            7,004
   Raymond James Financial, Inc.                         264,280            6,990
   American Capital Strategies, Ltd.                     248,344            6,959
   Arden Realty Group, Inc. REIT                         234,965            6,910
   Washington Federal Inc.                               283,010            6,792
   Reckson Associates Realty Corp.
   REIT                                                  239,675            6,581
   W Holding Co., Inc.                                   383,216            6,580
   Waddell & Reed Financial, Inc.                        297,220            6,572
   IndyMac Bancorp, Inc. REIT                            207,937            6,571
   Camden Property Trust REIT                            142,985            6,549
*  The First Marblehead Corp.                            162,536            6,544
   Whitney Holdings Corp.                                145,778            6,512
   Jack Henry & Associates Inc.                          323,207            6,496
   SL Green Realty Corp. REIT                            138,586            6,486
*  Allmerica Financial Corp.                             191,432            6,470
   CenterPoint Properties Corp. REIT                      83,965            6,444
   UCBH Holdings, Inc.                                   162,543            6,424
   HRPT Properties Trust REIT                            636,979            6,376
   Jefferies Group, Inc.                                 205,724            6,361
   BancorpSouth, Inc.                                    281,758            6,348
   Park National Corp.                                    49,650            6,341
*  Instinet Group Inc.                                 1,190,915            6,288
   BRE Properties Inc. Class A
   REIT                                                  180,790            6,282
   Shurgard Storage Centers, Inc.
   Class A REIT                                          164,896            6,167
   Global Payments Inc.                                  135,791            6,113
   Trustmark Corp.                                       211,074            6,104
*  BISYS Group, Inc.                                     434,130            6,104
   The South Financial Group, Inc.                       214,068            6,067
   CBL & Associates Properties, Inc.
   REIT                                                  110,253            6,064
   Hudson United Bancorp                                 161,629            6,026
   Health Care Inc. REIT                                 184,201            5,987
   Westamerica Bancorporation                            114,052            5,982
   Old National Bancorp                                  240,641            5,975
   Cathay General Bancorp                                 89,438            5,966
   Realty Income Corp. REIT                              142,864            5,962
   First Midwest Bancorp, Inc.                           168,222            5,923
   CarrAmerica Realty Corp. REIT                         195,386            5,907
   First BanCorp Puerto Rico                             144,473            5,887
   AmerUs Group Co.                                      141,578            5,861
*  Interactive Data Corp.                                335,051            5,837
   Healthcare Realty Trust Inc. REIT                     154,992            5,809
   Cousins Properties, Inc. REIT                         175,957            5,798
   Commerce Group, Inc.                                  117,122            5,782

13

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                Shares            (000)
   Crescent Real Estate, Inc. REIT                       357,770     $      5,767
   New Century Financial Corp.                           121,897            5,707
*  The MONY Group Inc.                                   181,791            5,690
*  La Quinta Corp. REIT                                  675,611            5,675
   Odyssey Re Holdings Corp.                             234,191            5,621
   Essex Property Trust, Inc. REIT                        82,208            5,619
   American Financial Realty Trust
   REIT                                                  392,900            5,615
   East West Bancorp, Inc.                               180,200            5,532
*  National Processing, Inc.                             191,390            5,502
   Southwest Bancorporation of
   Texas, Inc.                                           123,727            5,459
   First Industrial Realty Trust REIT                    147,775            5,450
   FactSet Research Systems Inc.                         115,002            5,436
   Texas Regional Bancshares, Inc.                       117,661            5,402
   Downey Financial Corp.                                100,851            5,370
   Prentiss Properties Trust REIT                        159,978            5,362
   Greater Bay Bancorp                                   184,684            5,337
*  Affiliated Managers Group, Inc.                       104,505            5,264
*  NewAlliance Bancshares, Inc.                          373,905            5,220
   Susquehanna Bancshares, Inc.                          207,092            5,210
   Impac Mortgage Holdings, Inc.
   REIT                                                  230,500            5,191
   United Bankshares, Inc.                               157,819            5,129
   MAF Bancorp, Inc.                                     119,352            5,094
*  Silicon Valley Bancshares                             126,685            5,023
   Delphi Financial Group, Inc.                          112,546            5,008
*  United Rentals, Inc.                                  277,943            4,972
   Fremont General Corp.                                 277,272            4,894
   Citizens Banking Corp.                                156,342            4,854
   GATX Corp.                                            177,372            4,825
*  Arch Capital Group Ltd.                               120,205            4,794
*  Philadelphia Consolidated
   Holding Corp.                                          79,513            4,776
   Chittenden Corp.                                      132,356            4,652
   Hilb, Rogal and Hamilton Co.                          129,321            4,614
   First Citizens BancShares Class A                      37,661            4,595
   Pacific Capital Bancorp                               163,293            4,593
*  Kronos, Inc.                                          111,399            4,590
   Home Properties, Inc. REIT                            117,459            4,579
   Equity One, Inc. REIT                                 252,603            4,567
   Heritage Property Investment
   Trust REIT                                            167,648            4,537
*  ProAssurance Corp.                                    132,728            4,527
   Highwood Properties, Inc. REIT                        192,421            4,522
   American Home Mortgage
   Investment Corp. REIT                                 174,181            4,517
   Nationwide Health Properties,
   Inc. REIT                                             238,923            4,516
   Brandywine Realty Trust REIT                          164,726            4,479
   Selective Insurance Group                             112,139     $      4,472
*  Ohio Casualty Corp.                                   220,036            4,429
   Pennsylvania REIT                                     128,851            4,413
   Washington REIT                                       149,831            4,402
   Redwood Trust, Inc. REIT                               78,932            4,395
*  Commercial Capital Bancorp, Inc.                      253,002            4,395
   State Auto Financial Corp.                            142,938            4,391
   Flagstar Bancorp, Inc.                                218,661            4,347
   Community First Bankshares, Inc.                      134,788            4,339
   Zenith National Insurance Corp.                        89,056            4,328
   National Financial Partners Corp.                     121,128            4,272
   BlackRock, Inc.                                        66,153            4,223
   The Phoenix Cos., Inc.                                340,430            4,170
*  Knight Trading Group, Inc.                            416,070            4,169
   Post Properties, Inc. REIT                            142,957            4,167
   Corus Bankshares Inc.                                 100,909            4,148
   Kilroy Realty Corp. REIT                              121,518            4,144
   Taubman Co. REIT                                      179,953            4,119
   Commercial Federal Corp.                              150,612            4,082
   Alfa Corp.                                            289,499            4,053
*  UICI                                                  170,125            4,051
   UMB Financial Corp.                                    78,407            4,047
   Maguire Properties, Inc. REIT                         161,900            4,010
   21st Century Insurance Group                          307,792            3,983
   MB Financial, Inc.                                    107,753            3,966
   Northwest Bancorp, Inc.                               172,794            3,957
   Alexandria Real Estate Equities,
   Inc. REIT                                              69,412            3,941
*  CompuCredit Corp.                                     225,606            3,903
   TrustCo Bank NY                                       295,695            3,874
   Senior Housing Properties Trust
   REIT                                                  230,610            3,872
   Waypoint Financial Corp.                              138,996            3,835
   Capital Automotive REIT                               130,361            3,823
   F.N.B. Corp.                                          185,131            3,777
   Santander BanCorp                                     152,746            3,776
   Seacoast Financial Services Corp.                     107,992            3,737
   Newcastle Investment Corp. REIT                       123,934            3,712
   Provident Bankshares Corp.                            128,103            3,694
   First Commonwealth
   Financial Corp.                                       283,698            3,680
*  BankUnited Financial Corp.                            142,211            3,669
*  Jones Lang Lasalle Inc.                               135,115            3,662
   First Niagara Financial
   Group, Inc.                                           302,575            3,631
*  USI Holdings Corp.                                    229,266            3,622
   CVB Financial Corp.                                   165,707            3,609
   Gables Residential Trust REIT                         105,505            3,585
   Colonial Properties Trust REIT                         92,153            3,551
*  Sterling Financial Corp.                              110,402            3,519

14

                                                                           Market
                                                                           Value^
                                                          Shares            (000)
   Horace Mann Educators Corp.                           199,616     $      3,489
   First National Bankshares of
   Florida                                               183,985            3,487
   BankAtlantic Bancorp, Inc.
   Class A                                               188,730            3,482
*  Financial Federal Corp.                                98,113            3,459
   S & T Bancorp, Inc.                                   108,163            3,459
   Bank Mutual Corp.                                     316,181            3,446
   Wintrust Financial Corp.                               68,186            3,444
*  Ocwen Financial Corp.                                 285,833            3,441
   R.L.I. Corp.                                           94,226            3,439
*  S1 Corp.                                              344,895            3,428
*  NCO Group, Inc.                                       128,129            3,420
*  CB Richard Ellis Group, Inc.                          178,614            3,412
*  First Federal Financial Corp.                          81,408            3,387
   Novastar Financial, Inc. REIT                          88,608            3,364
*  iPayment Holdings, Inc.                                81,637            3,347
*  Triad Guaranty, Inc.                                   57,125            3,325
   Hancock Holding Co.                                   114,046            3,314
   NDCHealth Corp.                                       142,788            3,313
   First Financial Bancorp                               185,671            3,290
   Lexington Corporate Properties
   Trust REIT                                            164,089            3,267
*  Alexander's, Inc. REIT                                 19,299            3,237
   Commercial Net Lease Realty
   REIT                                                  187,322            3,222
   Infinity Property & Casualty Corp.                     97,461            3,216
   John H. Harland Co.                                   109,362            3,210
   LandAmerica Financial Group, Inc.                      80,141            3,120
   Amcore Financial, Inc.                                102,763            3,099
*  Piper Jaffray Cos., Inc.                               67,800            3,067
   Chemical Financial Corp.                               82,997            3,062
*  eSPEED, Inc. Class A                                  168,252            2,970
   PS Business Parks, Inc. REIT                           73,537            2,959
   Stewart Information
   Services Corp.                                         85,844            2,899
   Brookline Bancorp, Inc.                               196,738            2,886
   Sun Communities, Inc. REIT                             76,403            2,877
   First Republic Bank                                    66,482            2,864
   Republic Bancorp, Inc.                                205,585            2,858
   Advanta Corp. Class A                                 129,772            2,846
   PFF Bancorp, Inc.                                      76,259            2,840
   Community Bank System, Inc.                           120,922            2,756
   Summit Properties, Inc. REIT                          107,408            2,754
*  Sotheby's Holdings Class A                            169,654            2,708
   Harbor Florida Bancshares, Inc.                        96,342            2,650
   Main Street Banks, Inc.                                92,668            2,604
   Glimcher Realty Trust REIT                            117,473            2,599
   Entertainment Properties Trust
   REIT                                                   72,318            2,585
   Manufactured Home
   Communities, Inc. REIT                                 77,757     $      2,581
   Irwin Financial Corp.                                  97,632            2,577
   MCG Capital Corp.                                     167,581            2,577
   Mid-State Bancshares                                  109,558            2,576
   Harleysville National Corp.                           100,284            2,567
   Parkway Properties Inc. REIT                           57,751            2,567
   United Community Banks, Inc.                          101,454            2,555
   NBT Bancorp, Inc.                                     113,392            2,533
   Cash America International Inc.                       110,070            2,532
   R & G Financial Corp. Class B                          75,665            2,501
*  eFunds Corp.                                          142,694            2,497
*  Saxon Capital Inc.                                    109,375            2,497
   National Health Investors REIT                         91,675            2,493
   Hudson River Bancorp. Inc.                            146,004            2,492
   Alabama National
   BanCorporation                                         44,769            2,483
   Sterling Bancshares, Inc.                             174,673            2,479
*  I Surety Corp.                                        225,301            2,467
*  Digital Insight Corp.                                 119,003            2,467
   Gold Banc Corp., Inc.                                 158,349            2,454
   Umpqua Holdings Corp.                                 116,844            2,453
   Koger Equity, Inc. REIT                               105,436            2,438
   Getty Realty Holding Corp. REIT                        96,131            2,419
   Westbanco Inc.                                         82,985            2,417
   Corporate Office Properties
   Trust, Inc. REIT                                       96,672            2,402
   EastGroup Properties, Inc. REIT                        71,343            2,402
   Dime Community Bancshares                             137,372            2,401
*  Nelnet, Inc.                                          134,800            2,393
   First Sentinel Bancorp Inc.                           115,926            2,382
   Fidelity Bankshares, Inc.                              67,176            2,381
   Nara Bancorp, Inc.                                    138,580            2,374
   Charter Financial Corp.                                69,709            2,370
   Glacier Bancorp, Inc.                                  83,892            2,363
   First Financial Bankshares, Inc.                       56,097            2,352
   Anchor Bancorp Wisconsin Inc.                          88,882            2,350
   Prosperity Bancshares, Inc.                            95,526            2,326
   First Federal Capital Corp.                            83,539            2,325
   Boston Private Financial
   Holdings, Inc.                                        100,195            2,321
*  Advent Software, Inc.                                 127,247            2,299
   McGrath Rent Corp.                                     62,206            2,299
   First Charter Corp.                                   105,022            2,288
*  World Acceptance Corp.                                123,558            2,265
*  Navigators Group, Inc.                                 78,022            2,254
   Keystone Property Trust REIT                           93,609            2,249
*  Euronet Worldwide, Inc.                                97,242            2,249
*  Ace Cash Express, Inc.                                 87,322            2,243
   Anthracite Capital Inc. REIT                          184,461            2,210

15

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                Shares            (000)
   Equity Inns, Inc. REIT                                237,483     $      2,206
   Omega Healthcare Investors, Inc.
   REIT                                                  216,848            2,177
*  Argonaut Group, Inc.                                  117,248            2,161
   FBL Financial Group, Inc. Class A                      76,344            2,157
*  MeriStar Hospitality Corp. REIT                       315,260            2,156
   Quaker City Bancorp, Inc.                              39,160            2,151
   CB Bancshares Inc. (HI)                                22,900            2,134
   United Fire & Casualty Co.                             36,935            2,133
   Town & Country Trust REIT                              84,226            2,126
   U.S. Restaurant Properties, Inc.
   REIT                                                  139,781            2,123
   National Penn Bancshares Inc.                          71,366            2,122
   LaBranche & Co. Inc.                                  251,975            2,122
*  Metris Cos., Inc.                                     243,260            2,114
   Glenborough Realty Trust, Inc.
   REIT                                                  114,219            2,096
*  Accredited Home Lenders
   Holding Co.                                            74,168            2,088
   Hanmi Financial Corp.                                  70,677            2,085
   Tanger Factory Outlet Centers,
   Inc. REIT                                              53,311            2,084
   City Holding Co.                                       65,603            2,072
   Harleysville Group, Inc.                              109,319            2,061
*  Danielson Holdings Corp.                              286,496            1,980
*  Investment Technology
   Group, Inc.                                           154,532            1,976
   Oriental Financial Group Inc.                          72,948            1,975
   Flushing Financial Corp.                              111,552            1,969
   Midwest Banc Holdings, Inc.                            87,857            1,959
   Ramco-Gershenson Properties
   Trust REIT                                             80,831            1,959
   Kansas City Life Insurance Co.                         46,467            1,956
   U.S.B. Holding Co., Inc.                               85,135            1,951
*  Encore Capital Group, Inc.                            147,551            1,949
   Net.Bank, Inc.                                        177,689            1,942
   Correctional Properties Trust REIT                     66,122            1,934
   Riggs National Corp.                                   91,497            1,932
*  PICO Holdings, Inc.                                   100,365            1,919
   Apollo Investment Corp.                               139,248            1,917
   Sovran Self Storage, Inc. REIT                         50,060            1,911
   Integra Bank Corp.                                     86,514            1,906
   BSB Bancorp, Inc.                                      53,410            1,899
   Vesta Insurance Group, Inc.                           291,936            1,889
   Presidential Life Corp.                               104,215            1,878
   Bristol West Holdings, Inc.                           103,100            1,875
*  National Western Life Insurance
   Co. Class A                                            12,192            1,872
   Banner Corp.                                           64,259            1,867
   Cascade Bancorp                                        99,226            1,834
   First Financial Holdings, Inc.                         63,476            1,829
   Mid-America Apartment
   Communities, Inc. REIT                                 47,583     $      1,803
   Community Trust Bancorp Inc.                           58,947            1,798
   Great American Financial
   Resources, Inc.                                       111,653            1,775
   WSFS Financial Corp.                                   36,403            1,772
*  FelCor Lodging Trust, Inc. REIT                       144,379            1,747
   First Source Corp.                                     69,086            1,726
   Independent Bank Corp. (MI)                            67,646            1,718
   AMLI Residential Properties Trust
   REIT                                                   57,983            1,701
   Pennfed Financial Services, Inc.                       49,835            1,694
   Great Southern Bancorp, Inc.                           57,902            1,694
   Bedford Property Investors, Inc.
   REIT                                                   57,683            1,687
   OceanFirst Financial Corp.                             70,288            1,683
   Seacoast Banking Corp. of Florida                      79,468            1,663
   KNBT Bancorp Inc.                                      99,529            1,662
   Frontier Financial Corp.                               47,417            1,657
*  Credit Acceptance Corp.                               109,862            1,656
*  Portfolio Recovery Associates, Inc.                    60,051            1,656
   First Financial Corp. (IN)                             51,578            1,645
*  Tradestation Group Inc.                               228,392            1,642
   Independent Bank Corp. (MA)                            56,106            1,624
   MFA Mortgage Investments, Inc.
   REIT                                                  181,701            1,617
   American Equity Investment Life
   Holding Co.                                           162,400            1,616
   Capital Corp. of the West                              41,457            1,610
   Central Pacific Financial Co.                          57,746            1,588
   Interchange Financial
   Services Corp.                                         63,509            1,580
*  Sun Bancorp, Inc. (NJ)                                 74,299            1,580
   Cross Timbers Royalty Trust                            56,741            1,569
*  American Physicians Capital, Inc.                      67,214            1,556
   Universal Health Realty Income
   REIT                                                   54,194            1,555
*  Florida Banks, Inc.                                    71,823            1,554
   Simmons First National Corp.                           59,466            1,548
   Medallion Financial Corp.                             193,366            1,537
   Southwest Bancorp, Inc.                                83,277            1,520
*  CCC Information Services Group                         89,324            1,500
   Bank of the Ozarks, Inc.                               64,188            1,496
   Old Second Bancorp, Inc.                               28,295            1,493
   Investors Real Estate Trust REIT                      143,471            1,489
   Ashford Hospitality Trust                             176,600            1,475
   Unizan Financial Corp.                                 56,406            1,472
   LaSalle Hotel Properties REIT                          60,227            1,470
*  PRG-Schultz International, Inc.                       267,569            1,464
   NYMAGIC, Inc.                                          55,397            1,462

16

                                                                           Market
                                                                           Value^
                                                          Shares            (000)
   Urstadt Biddle Properties Class A
   REIT                                                   98,464     $      1,458
*  United PanAm Financial Corp.                           85,516            1,458
   Newmil Bancorp, Inc.                                   49,400            1,457
   Affordable Residential
   Communities                                            86,924            1,443
   Associated Estates Realty Corp.
   REIT                                                  178,512            1,437
   Humboldt Bancorp                                       67,838            1,418
   Omega Financial Corp.                                  41,012            1,412
   Winston Hotels, Inc. REIT                             136,157            1,409
   Luminent Mortgage Capital, Inc.                       116,300            1,396
   LTC Properties, Inc. REIT                              83,892            1,393
   Peoples Holding Co.                                    40,175            1,388
   Value Line, Inc.                                       39,040            1,386
   Columbia Bancorp                                       47,411            1,385
   Capstead Mortgage Corp. REIT                          102,759            1,382
*  InterCept, Inc.                                        84,119            1,378
   First Community Bancorp                                35,817            1,377
   RAIT Investment Trust REIT                             55,773            1,375
   First Merchants Corp.                                  52,110            1,352
*  CyberSource Corp.                                     161,314            1,349
   IBERIABANK Corp.                                       22,654            1,341
   Suffolk Bancorp                                        41,047            1,338
   Midland Co.                                            44,894            1,331
   Yardville National Bancorp                             52,973            1,324
   First Place Financial Corp.                            71,285            1,324
   Horizon Financial Corp.                                66,436            1,322
*  Virginia Commerce Bancorp, Inc.                        44,675            1,318
   Sandy Spring Bancorp, Inc.                             37,868            1,316
   Capital City Bank Group, Inc.                          33,188            1,314
   Arrow Financial Corp.                                  43,082            1,312
   Capital Trust Class A                                  48,757            1,303
*  Universal American
   Financial Corp.                                       117,539            1,291
   Provident Financial Holdings, Inc.                     54,403            1,287
*  The Bancorp Bank                                       72,607            1,286
   American Land Lease, Inc. REIT                         67,938            1,281
   Cornerstone Realty Income Trust,
   Inc. REIT                                             144,503            1,267
   Century Bancorp, Inc. Class A                          38,399            1,263
   Price Legacy Corp. REIT                                68,348            1,262
*  E-LOAN, Inc.                                          462,836            1,250
   Second Bancorp, Inc.                                   39,923            1,249
   Capital Bank Corp.                                     76,031            1,246
*  Amnet Mortgage INC                                    120,840            1,245
   Bryn Mawr Bank Corp.                                   54,437            1,238
   Financial Institutions, Inc.                           49,692            1,227
   Oak Hill Financial, Inc.                               38,854            1,224
   Sizeler Property Investors, Inc.
   REIT                                                  132,190            1,217
   North Valley Bancorp                                   76,739     $      1,216
   Baldwin & Lyons, Inc. Class B                          45,072            1,210
   Anworth Mortgage Asset Corp.
   REIT                                                  101,141            1,202
   Kramont Realty Trust REIT                              75,097            1,202
   Saul Centers, Inc. REIT                                37,416            1,201
   Merchants Bancshares, Inc.                             45,424            1,192
   First Bancorp (NC)                                     35,357            1,182
   Highland Hospitality Corp.                            117,300            1,179
   SWS Group, Inc.                                        76,853            1,176
   Investors Title Co.                                    36,763            1,158
*  Franklin Bank Corp.                                    72,428            1,146
   Sterling Financial Corp. (PA)                          43,971            1,145
   Community Banks, Inc.                                  38,669            1,136
*  Stifel Financial Corp.                                 41,705            1,134
*  HomeStore, Inc.                                       284,295            1,134
*  Cardinal Financial Corp.                              124,966            1,131
*  First Mariner Bancorp, Inc.                            65,959            1,125
*  Newtek Business Services, Inc.                        299,391            1,123
*  Pacific Premier Bancorp, Inc.                         105,301            1,121
   Summit Bancshares, Inc.                                38,444            1,119
   LSB Corp.                                              69,722            1,116
*  Ameriserv Financial Inc.                              200,070            1,110
   Union Bankshares Corp.                                 35,096            1,109
   PrivateBancorp, Inc.                                   40,304            1,107
*  DutchFork Bancshares, Inc.                             28,441            1,099
   First Potomac REIT                                     57,007            1,093
   United Community Financial Corp.                       83,069            1,080
*  Marlin Business Services Inc.                          71,167            1,070
   Heritage Financial Corp.                               57,120            1,065
*  Banc Corp.                                            162,670            1,059
   Innkeepers USA Trust REIT                             102,352            1,055
   Pulaski Financial Corp.                                59,613            1,043
*  Ceres Group, Inc.                                     168,125            1,032
   Columbia Banking System, Inc.                          46,268            1,027
*  HealthExtras, Inc.                                     60,989            1,011
*  Rewards Network Inc.                                  111,764            1,006
   HF Financial Corp.                                     65,452            1,005
   PMA Capital Corp. Class A                             111,439            1,003
   First Federal Bancshares of
   Arkansas, Inc.                                         51,050              996
   Greater Delaware Valley Savings
   Bank                                                   35,216              995
   HMN Financial, Inc.                                    37,437              987
   Penn-America Group, Inc.                               68,033              952
   Sterling Bancorp                                       34,472              952
   Massbank Corp.                                         26,988              934
   First South Bancorp, Inc.                              41,591              934
   Partners Trust Financial Group, Inc.                   47,634              934
   Citizens South Banking Corp.                           70,251              926
   TF Financial Corp.                                     30,784              924

17

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                Shares            (000)
   State Financial Services Corp.
   Class A                                                31,126     $        923
   Peoples Bancorp, Inc.                                  34,481              917
   BancFirst Corp.                                        15,228              910
   Maxcor Financial Group Inc.                            84,764              907
   MutualFirst Financial Inc.                             41,804              904
   Crawford & Co. Class B                                183,013              902
*  Falcon Financial Investment Trust
   REIT                                                  114,641              894
*  AmericanWest Bancorporation                            46,283              886
   Sanders Morris Harris Group Inc.                       60,047              886
   FNB Financial Services Corp.                           51,761              880
   Provident Bancorp, Inc.                                75,836              865
   Government Properties Trust, Inc.                      81,600              853
   TriCo Bancshares                                       44,684              845
*  TNS Inc.                                               38,600              841
   West Coast Bancorp                                     38,499              825
   Bank of Granite Corp.                                  39,162              819
*  Republic First Bancorp, Inc.                           61,663              798
   BNP Residential Properties, Inc.
   REIT                                                   60,606              796
   Bay View Capital Corp.                                379,947              783
*  United National Group Ltd.
   Class A                                                51,400              777
   Unity Bancorp, Inc.                                    57,846              775
   First Keystone Financial, Inc.                         31,603              766
   Willow Grove Bancorp, Inc.                             47,663              758
*  Federal Agricultural Mortgage
   Corp. Class A                                          39,706              754
   Lakeland Financial Corp.                               22,152              742
   Peapack Gladstone Financial Corp.                      23,039              740
   FNB Corp. (VA)                                         25,475              734
*  Investors Capital Holdings, Ltd.                      152,895              734
   Tompkins Trustco, Inc.                                 15,141              719
*  TheStreet.com, Inc.                                   192,786              717
   Gabelli Asset Management Inc.                          16,819              715
*  Hypercom Corp.                                         83,038              702
*  Carreker Corp.                                         69,470              696
   First Oak Brook Bancshares, Inc.                       22,912              694
   Greater Community Bancorp                              48,478              692
   Royal Bancshares of
   Pennsylvania, Inc.                                     27,862              691
   Acadia Realty Trust REIT                               50,205              690
*  Capital Crossing Bank                                  12,176              680
   One Liberty Properties, Inc. REIT                      37,300              677
   First Busey Corp.                                      22,940              671
   Comm Bancorp, Inc.                                     16,021              660
   Team Financial, Inc.                                   56,081              659
   Safety Insurance Group, Inc.                           30,237              648
*  Citizens, Inc.                                         78,727              646
   FirstBank Corp.                                        22,930              623
   Rainier Pacific Financial
   Group Inc.                                             37,717     $        613
*  Ampal-American Israel Corp.                           192,550              610
   Berkshire Hills Bancorp, Inc.                          16,251              603
   Sound Federal Bancorp Inc.                             44,559              598
*  Greenhill & Co., Inc.                                  28,400              594
   Capital Title Group, Inc.                             137,733              594
*  Signature Bank                                         24,902              592
   Codorus Valley Bancorp, Inc.                           32,185              589
   Capitol Bancorp Ltd.                                   22,418              583
*  First Union Real Estate REIT                          183,664              580
   Security Bank Corp.                                    16,578              576
   Parkvale Financial Corp.                               21,361              563
   Commercial Bankshares, Inc.                            21,061              560
   First Indiana Corp.                                    29,373              560
   Humphrey Hospitality Trust, Inc.
   REIT                                                  125,678              555
   Farmers Capital Bank Corp.                             15,228              544
   HopFed Bancorp, Inc.                                   33,180              538
   Urstadt Biddle Properties REIT                         37,652              531
   Washington Trust Bancorp, Inc.                         20,221              525
   Chester Valley Bancorp                                 24,416              524
*  Texas Capital Bancshares, Inc.                         30,899              513
   Mission West Properties Inc. REIT                      40,509              491
   S.Y. Bancorp, Inc.                                     20,677              484
   CFS Bancorp, Inc.                                      36,464              483
*  Asset Acceptance Capital Corp.                         28,400              483
   Citizens First Financial Corp.                         21,213              483
   Donegal Group Inc.                                     23,966              481
*  ITLA Capital Corp.                                     11,814              479
   Camden National Corp.                                  14,155              468
   BCSB Bankcorp, Inc.                                    35,003              465
*  Portal Software, Inc.                                 126,848              460
*  First Cash Financial Services, Inc.                    21,450              456
   Wainwright Bank & Trust Co.                            37,861              456
   Ziegler Cos., Inc.                                     24,576              445
   FFLC Bancorp, Inc.                                     17,483              440
*  Intersections Inc.                                     18,300              439
*  Prime Group Realty Trust REIT                          83,018              438
   Habersham Bancorp                                      17,887              429
   Jefferson Bancshares, Inc.                             32,653              423
   First M&F Corp.                                        13,431              418
   First of Long Island Corp.                              8,983              415
   ABC Bancorp                                            20,247              412
   CoBiz Inc.                                             29,775              412
   Center Bancorp, Inc.                                   36,736              411
   CityBank Lynnwood WA                                   12,515              401
   Ameriana Bancorp                                       26,285              393
   First United Corp.                                     19,984              389
   Community Bank of Northern
   Virginia                                               28,135              380

18

                                                                           Market
                                                                           Value^
                                                          Shares            (000)
*  American Independence Corp.                            22,883     $        378
*  Consumer Portfolio Services, Inc.                      83,980              378
   EMC Insurance Group, Inc.                              16,087              376
   Electro Rent Corp.                                     34,608              362
*  Boykin Lodging Co. REIT                                46,980              359
   Foothill Independent Bancorp.                          16,586              346
*  Central Coast Bancorp                                  18,688              342
   NASB Financial Inc.                                     7,996              338
   United Mobile Homes, Inc. REIT                         25,654              337
   Pennrock Financial Services Corp.                      10,745              324
   AmeriVest Properties, Inc. REIT                        54,800              323
   Republic Bancorp, Inc. Class A                         15,869              320
   FLAG Financial Corp.                                   24,595              318
   First Midwest Financial, Inc.                          13,210              314
   Track Data Corp.                                      284,712              305
*  Criimi Mae, Inc. REIT                                  25,288              303
   Wayne Savings Bancshares, Inc.                         18,926              298
   California National Bancorp                            22,215              297
   Sun Bancorp, Inc.                                      12,962              290
   BRT Realty Trust REIT                                  14,677              286
   Mainsource Financial Group, Inc.                       13,906              282
   Abigail Adams National
   Bancorp., Inc.                                         18,337              276
   National Health Realty Inc. REIT                       16,288              276
   Community West Bancshares                              31,843              275
   First State Bancorporation                              8,816              271
   Northern States Financial Corp.                         9,983              271
   TIB Financial Corp.                                    12,821              259
   German American Bancorp                                15,127              254
*  Horizon Group Properties, Inc. REIT                    48,293              252
   United Financial Corp.                                 10,411              250
   State Bancorp, Inc.                                     9,697              237
*  InsWeb Corp.                                           53,556              237
   Monmouth Real Estate
   Investment Corp. REIT                                  30,281              236
   Eastern Virginia Bankshares, Inc.                      11,985              236
   Belmont Bancorp                                        38,694              236
   Citizens 1st Bancorp, Inc.                              9,533              227
   Pamrapo Bancorp, Inc.                                   9,236              217
*  Bankrate, Inc.                                         25,248              216
   ESB Financial Corp.                                    16,808              210
*  Intelidata Technologies Corp.                         299,116              197
   Camco Financial Corp.                                  13,771              193
   American National Bankshares Inc.                       8,842              193
   LSB Bancshares, Inc.                                   11,391              184
   Westfield Financial, Inc.                               8,944              182
   CNB Florida Bancshares, Inc.                            7,500              177
   BancTrust Financial Group, Inc.                         9,632              169
   Home Federal Bancorp                                    6,416              160
*  Willis Lease Finance Corp.                             19,160              159
   Independence Holding Co.                                4,542              154
   Exchange National Bancshares, Inc.                      5,240     $        153
   Warwick Community Bancorp, Inc.                         4,495              144
*  Financial Industries Corp.                             15,049              140
   Shore Bancshares, Inc.                                  5,288              136
   Clifton Savings Bancorp, Inc.                          11,349              134
   Cavalry Bancorp, Inc.                                   7,871              126
*  SVB Financial Services                                  6,743              125
   Coastal Financial Corp.                                 6,837              102
   First Defiance Financial Corp.                          4,192               93
*  Arbor Realty Trust, Inc.                                4,300               86
*  Capital Lease Funding, Inc.                             7,500               78
*  FPIC Insurance Group, Inc.                              2,900               72
*  Harris & Harris Group, Inc.                             5,400               66
   American Mortgage Acceptance
   Co. REIT                                                4,542               62
   Commercial National Financial Corp.                     2,100               49
   FNB Corp. (NC)                                          2,474               48
*  FirstCity Financial Corp.                               5,529               44
*  Corillian Corp.                                         7,100               36
   Pittsburgh & West Virginia Railroad
   REIT                                                    2,927               27
*  Transcontinental Realty
   Investors, Inc. REIT                                    1,500               20
*  Landenburg Thalmann Financial
   Services, Inc.                                         21,199               19
   Webster City Federal Bancorp                            1,100               16
   Hoenig Group, Inc.
   Rights Exp. 9/1/2006                                   62,830               14
   Burnham Pacific Properties, Inc.
   REIT                                                  102,335               12
*  Pinnacle
   Warrants Exp. 11/13/2007                                  433                0
                                                                       10,825,992
Health Care (13.0%)
   Pfizer Inc.                                        27,331,372          936,919
   Johnson & Johnson                                  10,633,078          592,262
   Merck & Co., Inc.                                   7,959,318          378,068
   Eli Lilly & Co.                                     4,045,703          282,835
*  Amgen, Inc.                                         4,559,898          248,834
   Abbott Laboratories                                 5,587,034          227,728
   Medtronic, Inc.                                     4,346,703          211,771
   Wyeth                                               4,781,652          172,905
   Bristol-Myers Squibb Co.                            6,972,024          170,815
   UnitedHealth Group Inc.                             2,208,319          137,468
*  Boston Scientific Corp.                             2,994,387          128,160
   Cardinal Health, Inc.                               1,543,349          108,112
*  Genentech, Inc.                                     1,904,798          107,050
   Schering-Plough Corp.                               5,285,295           97,672
   Stryker Corp.                                       1,434,996           78,925
*  Zimmer Holdings, Inc.                                 875,045           77,179
*  Biogen Idec Inc.                                    1,218,355           77,061

19

                                                                          Market
Total Stock Market                                                        Value^
Index Fund                                                  Shares         (000)
   Baxter International, Inc.                            2,197,863   $    75,848
*  Forest Laboratories, Inc.                             1,318,911        74,690
   HCA Inc.                                              1,666,129        69,294
   Guidant Corp.                                         1,124,814        62,855
*  WellPoint Health Networks Inc.
   Class A                                                 557,578        62,454
*  Caremark Rx, Inc.                                     1,662,647        54,768
*  Gilead Sciences, Inc.                                   768,619        51,497
*  St. Jude Medical, Inc.                                  631,767        47,793
   Becton, Dickinson & Co.                                 910,048        47,140
   Aetna Inc.                                              546,483        46,451
*  Anthem, Inc.                                            497,710        44,575
   Allergan, Inc.                                          475,606        42,576
   Biomet, Inc.                                            912,453        40,549
*  Genzyme Corp.-General Division                          813,129        38,485
*  Medco Health Solutions, Inc.                            973,797        36,517
   McKesson Corp.                                        1,043,823        35,834
   Quest Diagnostics, Inc.                                 371,102        31,525
*  Chiron Corp.                                            677,896        30,261
   AmerisourceBergen Corp.                                 404,361        24,173
*  ImClone Systems, Inc.                                   273,930        23,500
*  Express Scripts Inc.                                    286,351        22,688
*  Tenet Healthcare Corp.                                1,674,421        22,454
   C.R. Bard, Inc.                                         371,950        21,071
*  MedImmune Inc.                                          893,606        20,910
*  Laboratory Corp. of America
   Holdings                                                508,062        20,170
   IMS Health, Inc.                                        843,113        19,763
   Health Management Associates
   Class A                                                 874,859        19,614
   Mylan Laboratories, Inc.                                966,152        19,565
*  Varian Medical Systems, Inc.                            246,170        19,534
*  Patterson Dental Co.                                    245,809        18,802
*  IVAX Corp.                                              708,212        16,990
*  Celgene Corp.                                           293,678        16,816
*  Sepracor Inc.                                           307,146        16,248
   Oxford Health Plans, Inc.                               293,758        16,168
   Omnicare, Inc.                                          372,719        15,956
*  Coventry Health Care Inc.                               318,042        15,552
*  Hospira, Inc.                                           563,204        15,544
*  Millennium
   Pharmaceuticals, Inc.                                 1,093,708        15,093
   DENTSPLY International Inc.                             288,853        15,049
*  Eon Labs, Inc.                                          331,398        13,564
*  Invitrogen Corp.                                        187,853        13,524
   Beckman Coulter, Inc.                                   221,685        13,523
*  Barr Pharmaceuticals Inc.                               374,651        12,626
   Bausch & Lomb, Inc.                                     188,672        12,277
*  PacifiCare Health Systems, Inc.                         309,224        11,955
*  Lincare Holdings, Inc.                                  357,055        11,733
*  Kinetic Concepts, Inc.                                  230,052        11,480
*  Endo Pharmaceuticals
   Holdings, Inc.                                          474,770   $    11,133
*  DaVita, Inc.                                            353,725        10,905
*  Cephalon, Inc.                                          201,328        10,872
*  Health Net Inc.                                         404,997        10,732
*  Watson Pharmaceuticals, Inc.                            390,889        10,515
   Manor Care, Inc.                                        320,804        10,484
*  WebMD Corp.                                           1,120,547        10,443
*  Apogent Technologies Inc.                               321,251        10,280
*  Triad Hospitals, Inc.                                   273,137        10,169
*  Cytyc Corp.                                             396,952        10,071
*  OSI Pharmaceuticals, Inc.                               142,730        10,054
*  Henry Schein, Inc.                                      158,019         9,977
*  Millipore Corp.                                         176,946         9,974
*  King Pharmaceuticals, Inc.                              869,092         9,951
*  Humana Inc.                                             580,721         9,814
*  Community Health Systems, Inc.                          356,015         9,531
   Universal Health Services
   Class B                                                 197,586         9,067
*  Covance, Inc.                                           225,517         8,700
*  Renal Care Group, Inc.                                  256,212         8,488
*  Gen-Probe Inc.                                          176,398         8,347
*  Charles River Laboratories, Inc.                        165,796         8,102
*  Stericycle, Inc.                                        155,750         8,059
   Medicis Pharmaceutical Corp.                            200,762         8,020
*  INAMED Corp.                                            127,212         7,995
*  IDEXX Laboratories Corp.                                125,864         7,922
*  Amylin Pharmaceuticals, Inc.                            337,573         7,697
*  American Pharmaceuticals
   Partners, Inc.                                          247,267         7,512
*  Edwards Lifesciences Corp.                              213,704         7,448
   Cooper Cos., Inc.                                       116,474         7,358
*  Respironics, Inc.                                       124,937         7,340
*  Andrx Group                                             260,753         7,283
*  Dade Behring Holdings Inc.                              152,619         7,252
*  Affymetrix, Inc.                                        216,795         7,096
*  MGI Pharma, Inc.                                        252,670         6,825
*  ICOS Corp.                                              227,625         6,792
*  Accredo Health, Inc.                                    173,863         6,772
*  Neurocrine Biosciences, Inc.                            130,354         6,759
*  VCA Antech, Inc.                                        146,747         6,577
*  Protein Design Labs, Inc.                               339,240         6,490
*  Techne Corp.                                            148,384         6,447
*  Pharmaceutical Product
   Development, Inc.                                       202,677         6,439
*  ResMed Inc.                                             121,482         6,191
*  Pediatrix Medical Group, Inc.                            87,857         6,137
   Valeant Pharmaceuticals
   International                                           300,687         6,014
*  Tularik, Inc.                                           241,474         5,989
*  Nektar Therapeutics                                     299,389         5,976

20

                                                                          Market
                                                                          Value^
                                                            Shares         (000)
*  Martek Biosciences Corp.                                105,216   $     5,910
*  Cerner Corp.                                            128,427         5,725
*  STERIS Corp.                                            252,151         5,689
*  Bio-Rad Laboratories, Inc. Class A                       92,494         5,444
*  Human Genome Sciences, Inc.                             466,748         5,428
*  The Medicines Co.                                       171,612         5,236
*  Onyx Pharmaceuticals, Inc.                              123,214         5,219
   Mentor Corp.                                            151,302         5,188
*  eResearch Technology, Inc.                              185,167         5,185
*  Apria Healthcare Group Inc.                             179,508         5,152
*  First Health Group Corp.                                329,239         5,139
*  LifePoint Hospitals, Inc.                               137,500         5,118
*  American Medical Systems
   Holdings, Inc.                                          148,252         4,996
   Select Medical Corp.                                    369,766         4,962
   Invacare Corp.                                          110,467         4,940
*  NeighborCare Inc.                                       157,440         4,933
   Perrigo Co.                                             254,068         4,820
   Arrow International, Inc.                               157,932         4,725
*  VISX Inc.                                               174,755         4,669
*  Ligand Pharmaceuticals Inc.
   Class B                                                 265,774         4,619
   Diagnostic Products Corp.                               104,358         4,585
*  US Oncology, Inc.                                       310,591         4,572
*  Advanced Medical Optics, Inc.                           105,968         4,511
*  Pharmion Corp.                                           90,858         4,445
*  Sierra Health Services, Inc.                             99,427         4,444
*  Kos Pharmaceuticals, Inc.                               133,068         4,387
*  AMERIGROUP Corp.                                         89,036         4,381
*  Alkermes, Inc.                                          321,552         4,373
*  PAR Pharmaceutical Cos. Inc.                            123,084         4,334
*  Magellan Health Services, Inc.                          127,473         4,264
*  Wright Medical Group, Inc.                              119,080         4,239
*  Inveresk Research Group Inc.                            136,754         4,217
*  Sybron Dental Specialties, Inc.                         138,574         4,136
*  Align Technology, Inc.                                  216,617         4,116
*  K-V Pharmaceutical Co. Class A                          176,477         4,075
*  Integra LifeSciences Holdings                           115,314         4,067
*  Kyphon Inc.                                             144,317         4,067
*  Impax Laboratories, Inc.                                209,478         4,060
*  United Surgical Partners
   International, Inc.                                     100,722         3,975
*  Beverly Enterprises, Inc.                               459,032         3,948
*  Kindred Healthcare, Inc.                                143,924         3,792
   Alpharma, Inc. Class A                                  185,019         3,789
*  Abgenix, Inc.                                           318,431         3,732
*  Telik, Inc.                                             154,175         3,680
*  Ocular Sciences, Inc.                                    95,418         3,626
*  Biosite Inc.                                             78,627         3,532
*  Priority Healthcare Corp. Class B                       148,758         3,414
*  IDX Systems Corp.                                       105,903         3,377
*  Vertex Pharmaceuticals, Inc.                            298,871   $     3,240
*  Genencor International Inc.                             195,588         3,202
   Owens & Minor, Inc. Holding Co.                         121,506         3,147
*  Genesis Healthcare Corp.                                107,343         3,117
*  Ventana Medical Systems, Inc.                            63,989         3,041
*  Centene Corp.                                            78,434         3,024
*  Applera Corp.-Celera
   Genomics Group                                          258,384         2,974
*  Immucor Inc.                                             89,782         2,922
*  AmSurg Corp.                                            116,175         2,919
*  CV Therapeutics, Inc.                                   174,017         2,917
*  Tanox, Inc.                                             151,470         2,889
*  Cyberonics, Inc.                                         85,957         2,868
*  SFBC International, Inc.                                 91,417         2,864
*  First Horizon Pharmaceutical Corp.                      150,536         2,845
*  PAREXEL International Corp.                             140,368         2,779
*  PSS World Medical, Inc.                                 247,795         2,775
*  Hologic, Inc.                                           119,061         2,768
*  NPS Pharmaceuticals Inc.                                131,314         2,758
*  Bone Care International, Inc.                           115,842         2,713
*  ArthroCare Corp.                                         91,987         2,675
*  CONMED Corp.                                             97,026         2,659
*  American Healthways Inc.                                 99,582         2,651
*  Haemonetics Corp.                                        87,264         2,587
*  Sunrise Senior Living, Inc.                              65,700         2,571
*  Atrix Laboratories, Inc.                                 74,240         2,545
*  Molina Healthcare Inc.                                   66,301         2,531
*  Zymogenetics, Inc.                                      132,018         2,508
   PolyMedica Corp.                                         80,734         2,506
*  ILEX Oncology, Inc.                                      99,771         2,493
*  LCA-Vision Inc.                                          85,332         2,486
*  Possis Medical Inc.                                      72,566         2,478
*  Advanced Neuromodulation
   Systems, Inc.                                            74,994         2,460
   Landauer, Inc.                                           54,935         2,453
*  Vicuron Pharmaceuticals Inc.                            192,273         2,415
*  Wilson Greatbatch
   Technologies, Inc.                                       86,143         2,408
*  Enzon Pharmaceuticals, Inc.                             185,448         2,366
*  Odyssey Healthcare, Inc.                                124,983         2,352
*  American Medical Security
   Group, Inc.                                              86,201         2,349
*  DJ Orthopedics Inc.                                     101,819         2,342
   West Pharmaceutical
   Services, Inc.                                           55,212         2,335
*  Kensey Nash Corp.                                        67,425         2,326
*  Dyax Corp.                                              197,831         2,325
*  Province Healthcare Co.                                 134,255         2,302
*  Connetics Corp.                                         113,943         2,302
*  CTI Molecular Imaging, Inc.                             161,330         2,288
*  Aspect Medical Systems, Inc.                            123,506         2,281

21

                                                                          Market
Total Stock Market                                                        Value^
Index Fund                                                  Shares         (000)
*  Dendreon Corp.                                          185,736   $     2,275
*  VaxGen, Inc.                                            154,883         2,193
*  OraSure Technologies, Inc.                              225,196         2,191
*  Inspire Pharmaceuticals, Inc.                           130,732         2,186
   Analogic Corp.                                           51,222         2,173
   Datascope Corp.                                          53,052         2,106
*  Nabi Biopharmaceuticals                                 147,934         2,104
*  Thoratec Corp.                                          195,951         2,103
   Option Care, Inc.                                       136,568         2,084
*  Bradley Pharmaceuticals, Inc.                            74,646         2,083
*  Digene Corp.                                             55,794         2,038
*  Salix Pharmaceuticals, Ltd.                              61,619         2,030
*  Regeneron Pharmaceuticals, Inc.                         191,682         2,018
*  Eyetech Pharmaceuticals Inc.                             46,443         1,993
*  AtheroGenics, Inc.                                      104,466         1,988
*  CIMA Labs Inc.                                           58,870         1,986
*  Closure Medical Corp.                                    78,465         1,970
*  Transkaryotic Therapies, Inc.                           131,294         1,964
*  United Therapeutics Corp.                                75,508         1,937
*  Zoll Medical Corp.                                       54,987         1,929
*  Myriad Genetics, Inc.                                   127,197         1,898
*  RehabCare Group, Inc.                                    70,961         1,890
*  Gentiva Health Services, Inc.                           113,079         1,839
*  Eclipsys Corp.                                          119,673         1,826
*  Per-Se Technologies, Inc.                               125,319         1,822
*  Exelixis, Inc.                                          178,918         1,805
*  Medarex, Inc.                                           247,281         1,803
*  Incyte Corp.                                            230,877         1,764
*  ABIOMED, Inc.                                           139,547         1,756
*  Noven Pharmaceuticals, Inc.                              77,816         1,714
*  InterMune Inc.                                          110,408         1,702
*  Sola International Inc.                                  98,470         1,697
*  BioLase Technology, Inc.                                125,844         1,694
*  Chattem, Inc.                                            58,427         1,687
*  Laserscope                                               61,138         1,684
*  TriPath Imaging, Inc.                                   176,837         1,664
*  Cepheid, Inc.                                           142,764         1,647
*  Regeneration Technologies, Inc.                         153,362         1,646
*  ICU Medical, Inc.                                        48,673         1,632
*  Viasys Healthcare Inc.                                   77,649         1,624
*  Lexicon Genetics Inc.                                   203,273         1,594
*  Enzo Biochem, Inc.                                      106,112         1,592
*  Adolor Corp.                                            124,985         1,585
*  Albany Molecular Research, Inc.                         121,727         1,574
*  Discovery Laboratories, Inc.                            163,574         1,569
*  Diversa Corp.                                           153,320         1,553
*  MedQuist, Inc.                                          128,767         1,542
*  SurModics, Inc.                                          62,158         1,532
*  Medical Action Industries Inc.                           82,932         1,526
*  Inverness Medical
   Innovations, Inc.                                        67,831         1,485
*  Microvision, Inc.                                       176,698   $     1,484
*  Quality Systems, Inc.                                    30,011         1,473
*  Encysive Pharmaceuticals, Inc.                          173,169         1,472
   Computer Programs and
   Systems, Inc.                                            71,053         1,448
*  Serologicals Corp.                                       70,401         1,407
*  Axonyx Inc.                                             266,903         1,399
*  America Service Group Inc.                               40,150         1,395
*  MedCath Corp.                                            69,700         1,394
*  Geron Corp.                                             171,911         1,391
*  Aclara Biosciences, Inc.                                308,244         1,387
*  ImmunoGen, Inc.                                         226,671         1,385
*  Able Laboratories, Inc.                                  67,025         1,378
*  National Dentex Corp.                                    47,271         1,370
*  Novavax, Inc.                                           253,470         1,366
*  Nuvelo, Inc.                                            141,442         1,361
*  Nastech Pharmaceutical Co., Inc.                        131,685         1,343
*  Accelrys Inc.                                           136,065         1,342
   Vital Signs, Inc.                                        45,933         1,334
*  BioMarin Pharmaceutical Inc.                            221,549         1,329
*  Palatin Technologies, Inc.                              314,610         1,325
*  Candela Corp.                                           133,848         1,312
*  Spectranetics Corp.                                     229,916         1,288
*  Isis Pharmaceuticals, Inc.                              223,968         1,286
*  VistaCare, Inc.                                          68,015         1,262
*  Intuitive Surgical, Inc.                                 66,115         1,256
*  CardioDynamics
   International Corp.                                     248,481         1,255
*  Hollis-Eden Pharmaceuticals, Inc.                       104,064         1,254
   Hooper Holmes, Inc.                                     218,047         1,252
*  Indevus Pharmaceuticals, Inc.                           202,567         1,246
*  Advanced Magnetics, Inc.                                 82,310         1,245
*  Molecular Devices Corp.                                  69,047         1,228
*  SonoSite, Inc.                                           50,785         1,214
*  Curis, Inc.                                             274,595         1,214
*  CorVel Corp.                                             42,810         1,214
*  LabOne, Inc.                                             38,089         1,210
   Meridian Bioscience Inc.                                107,816         1,194
*  SuperGen, Inc.                                          184,414         1,189
*  Luminex Corp.                                           117,086         1,178
*  Nanogen, Inc.                                           173,849         1,168
*  Cell Genesys, Inc.                                      112,134         1,165
*  Matria Healthcare, Inc.                                  46,009         1,153
*  Cubist Pharmaceuticals, Inc.                            103,465         1,148
*  Cardiac Science, Inc.                                   466,518         1,143
*  Vivus, Inc.                                             312,958         1,139
*  Orthodontic Centers of
   America, Inc.                                           137,758         1,128
*  STAAR Surgical Co.                                      141,901         1,107
*  Maxim Pharmaceuticals, Inc.                             113,721         1,097
*  SciClone Pharmaceuticals, Inc.                          211,950         1,083

22

                                                                          Market
                                                                          Value^
                                                            Shares         (000)
*  EPIX Medical, Inc.                                       51,263   $     1,082
*  CYTOGEN Corp.                                            67,835         1,079
*  Bruker BioSciences Corp.                                219,983         1,071
*  Array BioPharma Inc.                                    134,511         1,069
*  VitalWorks Inc.                                         303,442         1,050
*  Progenics Pharmaceuticals, Inc.                          62,245         1,048
*  Neurogen Corp.                                          138,466         1,036
*  Oxigene, Inc.                                           164,059         1,034
*  CuraGen Corp.                                           171,691         1,032
*  HMS Holdings Corp.                                      172,579         1,027
*  Guilford Pharmaceuticals, Inc.                          214,792         1,020
*  Oscient Pharmaceuticals                                 194,757           995
*  Savient Pharmaceuticals Inc.                            400,098           992
*  Northfield Laboratories, Inc.                            68,540           977
*  Trimeris, Inc.                                           67,685           977
*  Enpath Medical, Inc.                                     85,500           972
*  Omnicell, Inc.                                           66,400           970
*  CryoLife Inc.                                           182,542           962
*  Pozen Inc.                                              139,728           956
*  Collagenex Pharmaceuticals, Inc.                        100,783           949
*  Novoste Corp.                                           344,703           944
*  Sonic Innovations, Inc.                                 164,907           937
*  Antigenics, Inc.                                        109,340           936
*  Durect Corp.                                            267,116           932
*  Rochester Medical Corp.                                 112,995           932
*  Merit Medical Systems, Inc.                              58,266           928
*  Targeted Genetics Corp.                                 580,703           923
*  Neogen Corp.                                             53,067           913
*  Peregrine Pharmaceuticals, Inc.                         616,997           907
*  Genta Inc.                                              357,498           894
*  Specialty Laboratories, Inc.                             99,597           892
*  GenVec, Inc.                                            288,558           886
*  Conceptus, Inc.                                          78,677           885
*  Abaxis, Inc.                                             46,500           883
*  Theragenics Corp.                                       185,741           858
*  Alcide Corp.                                             41,403           857
*  Genaissance
   Pharmaceuticals, Inc.                                   205,367           856
*  InKine Pharmaceutical Co., Inc.                         218,831           847
*  Penwest Pharmaceuticals Co.                              64,836           831
*  Quidel Corp.                                            139,945           824
*  La Jolla Pharmaceutical Co.                             332,050           807
*  Maxygen Inc.                                             76,260           806
*  Titan Pharmaceuticals, Inc.                             298,890           804
*  Ciphergen Biosystems, Inc.                              109,739           803
*  Alexion Pharmaceuticals, Inc.                            42,832           797
*  ARIAD Pharmaceuticals, Inc.                             103,571           776
*  Cerus Corp.                                             321,772           772
*  Hi-Tech Pharmacal Co., Inc.                              47,097           770
*  Cypress Bioscience, Inc.                                 55,522           762
*  SeraCare Life Sciences, Inc.                             58,374           759
*  Corixa Corp.                                            160,581   $       750
*  Hanger Orthopedic Group, Inc.                            63,956           750
*  XOMA Ltd.                                               166,649           747
*  Exactech, Inc.                                           34,174           742
*  Renovis, Inc.                                            80,859           741
*  Animas Corp.                                             38,213           713
*  Neurobiological Technologies, Inc.                      189,857           712
*  Illumina, Inc.                                          111,778           710
*  Cholestech Corp.                                         86,726           707
*  Valentis, Inc.                                          101,495           706
*  Exact Sciences Corp.                                    113,497           698
*  Pain Therapeutics, Inc.                                  86,317           696
*  Lifecore Biomedical Inc.                                112,427           686
*  NeoPharm, Inc.                                           65,853           680
*  EntreMed, Inc.                                          336,720           677
*  Ista Pharmaceuticals Inc.                                64,064           669
*  Prime Medical Services, Inc.                             83,767           665
*  Trover Solutions, Inc.                                   95,583           662
*  Immunomedics Inc.                                       135,451           660
*  Pharmacyclics, Inc.                                      64,540           656
*  AP Pharma Inc.                                          194,259           651
*  Neose Technologies, Inc.                                 76,515           637
*  Stratagene Holding Corp.                                 77,282           637
*  Pharmos Corp.                                           154,400           635
*  Allscripts Healthcare
   Solutions, Inc.                                          80,360           630
*  PRAECIS Pharmaceuticals Inc.                            164,114           624
*  SONUS Pharmaceuticals, Inc.                             133,817           622
*  Embrex, Inc.                                             45,481           616
*  Lipid Sciences, Inc.                                    137,852           604
*  Orchid Biosciences, Inc.                                 75,497           581
*  SIGA Technologies, Inc.                                 414,359           580
*  Air Methods Corp.                                        66,060           572
*  Santarus Inc.                                            38,700           571
*  AVANT Immunotherapeutics, Inc.                          212,322           565
*  Cell Therapeutics, Inc.                                  75,982           560
*  Aastrom Biosciences, Inc.                               604,000           544
*  Cytokinetics, Inc.                                       35,438           526
*  Alliance Imaging, Inc.                                  113,793           520
*  Iridex Corp.                                             69,097           505
*  Sequenom, Inc.                                          344,083           502
*  Five Star Quality Care, Inc.                            113,958           501
*  IntegraMed America, Inc.                                 72,586           500
*  Epimmune Inc.                                           292,887           498
*  Orphan Medical, Inc.                                     48,785           490
*  Res-Care, Inc.                                           38,307           486
*  US Physical Therapy, Inc.                                35,242           483
*  Cardima, Inc.                                           894,185           465
*  Curative Health Services, Inc.                           52,851           458
*  Repligen Corp.                                          185,858           457
*  IMPAC Medical Systems, Inc.                              30,590           448

23

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                  Shares          (000)
   Psychemedics Corp.                                       42,437   $        446
*  Vion Pharmaceuticals, Inc.                              107,100            446
*  Chronimed Inc.                                           54,256            442
*  Synovis Life Technologies, Inc.                          40,907            440
*  Third Wave Technologies                                  97,755            439
   Amedisys Inc.                                            13,200            436
*  Interpharm Holdings, Inc.                               109,161            433
*  Seattle Genetics, Inc.                                   61,323            431
*  Allos Therapeutics Inc.                                 191,500            431
*  MIM Corp.                                                49,434            430
   Young Innovations, Inc.                                  16,782            426
*  Sirna Therapeutics, Inc.                                143,560            422
*  Allied Healthcare International Inc.                     85,126            419
*  Gene Logic Inc.                                         103,260            418
*  Aksys, Ltd.                                              71,698            418
*  Curon Medical Inc.                                      245,060            414
*  Virologic, Inc.                                         167,220            410
*  Symbion, Inc.                                            23,400            409
*  Insmed Inc.                                             180,965            405
*  Cortex Pharmaceuticals, Inc.                            150,800            397
*  Myogen, Inc.                                             50,700            393
*  Caliper Life Sciences, Inc.                              84,393            392
*  Geopharma Inc.                                           68,810            381
*  Psychiatric Solutions, Inc.                              15,200            379
   National Healthcare Corp.                                13,316            373
*  NMT Medical, Inc.                                        99,227            372
*  Carrington Labs Inc.                                     82,974            369
*  Bentley Pharmaceuticals, Inc.                            26,766            368
*  SRI/Surgical Express, Inc.                               53,636            362
*  Aphton Corp.                                             89,847            359
*  Radiologix Inc.                                          78,100            353
*  DOV Pharmaceutical, Inc.                                 24,928            348
*  Arena Pharmaceuticals, Inc.                              63,096            345
*  aaiPharma Inc.                                           62,941            341
*  Osteotech, Inc.                                          52,315            340
*  AVI BioPharma, Inc.                                     137,649            336
*  MedSource Technologies, Inc.                             45,800            325
*  Corgentech Inc.                                          20,000            322
*  Harvard Bioscience, Inc.                                 70,876            318
*  Kendle International Inc.                                40,725            316
*  Emisphere Technologies, Inc.                             76,966            316
*  Tapestry Pharmaceuticals Inc.                           170,976            309
*  Lynx Therapeutics, Inc.                                 134,118            308
*  Vical, Inc.                                              52,145            304
*  IntraBiotics Pharmaceuticals, Inc.                       77,266            301
*  Proxymed Pharmacy, Inc.                                  17,325            292
*  Pharmacopeia Drug Discovery                              51,382            292
*  Sangamo BioSciences, Inc.                                48,321            291
*  Introgen Therapeutics, Inc.                              68,000            290
*  Kosan Biosciences, Inc.                                  36,301            287
*  Rita Medical Systems, Inc.                               67,239            286
*  Tercica, Inc.                                            34,800   $        285
*  Rigel Pharmaceuticals, Inc.                              19,450            276
*  Encore Medical Corp.                                     42,900            270
*  Matritech Inc.                                          201,393            260
*  Columbia Laboratories Inc.                               72,899            252
*  Superior Consultant
   Holdings Corp.                                           41,689            250
*  BioSphere Medical Inc.                                   77,290            247
*  ViroPharma Inc.                                         135,586            243
*  Aradigm Corp.                                           256,117            231
*  GTx, Inc.                                                21,111            220
*  GTC Biotherapeutics, Inc.                               137,022            215
   Healthcare Services Group, Inc.                          13,866            212
*  V.I. Technologies, Inc.                                 191,154            210
*  Continucare Corp.                                       105,519            203
*  Immtech International, Inc.                              16,200            200
   D&K Healthcare Resources, Inc.                           16,598            199
*  Retractable Technologies, Inc.                           30,292            187
*  Biopure Corp.                                           263,199            184
*  I-Flow Corp.                                             15,100            179
*  The Immune Response Corp.                               144,959            177
*  Lanvision Systems, Inc.                                  61,231            171
*  Large Scale Biology Corp.                               121,456            168
*  Microtek Medical Holdings, Inc.                          32,000            164
*  Bioject Medical Technologies Inc.                        82,545            158
*  Bioanalytical Systems, Inc.                              38,473            154
*  Avigen, Inc.                                             45,312            153
*  MacroChem Corp.                                         100,200            150
*  Zonagen, Inc.                                            58,275            147
*  National Medical Health Card
   Systems, Inc.                                             5,400            145
*  Physiometrix, Inc.                                       80,151            132
*  Orthologic Corp.                                         15,200            132
*  IVAX Diagnostics, Inc.                                   20,534            131
*  Alteon, Inc.                                             93,868            111
*  IGI, Inc.                                                43,372            105
*  Barrier Therapeutics Inc.                                 6,885             97
*  eXegenics Inc.                                          131,711             96
   Wellcare Group Inc.                                       5,600             95
*  Micro Therapeutics, Inc.                                 21,848             92
*  A.D.A.M., Inc.                                           43,345             91
*  Paradigm Genetics, Inc.                                 109,833             87
   Palomar Medical Technologies, Inc.                        4,800             81
*  Applied Imaging Corp.                                    79,556             75
*  Cytrx Corp.                                              65,659             74
*  DepoMed, Inc.                                            14,000             69
*  Transgenomic, Inc.                                       49,307             68
*  PharmaNetics, Inc.                                      131,664             63
*  LifeCell Corp.                                            5,100             58
   Dynacq Healthcare, Inc.                                   8,412             51
*  Corcept Therapeutics Inc.                                 5,771             45

24

                                                                          Market
                                                                          Value^
                                                            Shares         (000)
*  Natrol, Inc.                                             12,720   $        36
*  HealthAxis, Inc.                                          9,014            21
*  Precision Optics Corp., Inc.                             15,765            18
   Precision Optics Corp., Inc.
   Rights Exp. 7/14/2004                                    47,295             9
*  Pure Bioscience                                           6,829             4
*  DiaSys Corp.                                              5,071             3
*  SpectRx, Inc.                                             1,000             2
                                                                       6,400,466
Integrated Oils (3.7%)
   ExxonMobil Corp.                                     23,425,368     1,040,321
   ChevronTexaco Corp.                                   3,832,778       360,703
   ConocoPhillips Co.                                    2,459,241       187,615
   Occidental Petroleum Corp.                            1,402,863        67,913
   Marathon Oil Corp.                                    1,238,584        46,868
   Unocal Corp.                                            945,383        35,925
   Amerada Hess Corp.                                      323,918        25,651
   Murphy Oil Corp.                                        330,801        24,380
   Hugoton Royalty Trust                                   188,330         4,305
*  KCS Energy, Inc.                                        257,311         3,427
*  Delta Petroleum Corp.                                   189,636         2,551
*  Giant Industries, Inc.                                   91,808         2,020
*  NewMarket Corp.                                          46,004           988
*  GMX Resources Inc.                                       91,366           722
                                                                       1,803,389
Other Energy (2.6%)
   Schlumberger Ltd.                                     2,112,640       134,174
   Devon Energy Corp.                                      856,666        56,540
   Anadarko Petroleum Corp.                                903,889        52,968
   Burlington Resources, Inc.                            1,418,888        51,335
   Apache Corp.                                          1,168,452        50,886
   Halliburton Co.                                       1,578,976        47,780
   Baker Hughes, Inc.                                    1,194,611        44,977
   Valero Energy Corp.                                     461,741        34,058
*  Transocean Inc.                                       1,152,076        33,341
   Kerr-McGee Corp.                                        536,811        28,864
   XTO Energy, Inc.                                        917,204        27,324
*  BJ Services Co.                                         577,270        26,462
   EOG Resources, Inc.                                     418,212        24,971
*  Nabors Industries, Inc.                                 532,940        24,100
   GlobalSantaFe Corp.                                     841,677        22,304
   Williams Cos., Inc.                                   1,868,355        22,233
*  Weatherford International Ltd.                          475,086        21,369
*  Smith International, Inc.                               374,394        20,876
   El Paso Corp.                                         2,309,587        18,200
*  Noble Corp.                                             477,776        18,103
   Sunoco, Inc.                                            271,210        17,254
   ENSCO International, Inc.                               542,029        15,773
   Pioneer Natural Resources Co.                           430,567        15,104
   Peabody Energy Corp.                                    229,551        12,853
   Chesapeake Energy Corp.                                 869,331        12,797
*  Premcor, Inc.                                           319,580   $    11,984
   Texas Genco Holdings, Inc.                              264,205        11,913
   CONSOL Energy, Inc.                                     323,731        11,654
   Equitable Resources, Inc.                               224,486        11,608
*  Reliant Energy, Inc.                                  1,062,771        11,510
   Pogo Producing Co.                                      229,979        11,361
*  Newfield Exploration Co.                                202,448        11,284
   Diamond Offshore Drilling, Inc.                         465,926        11,103
   Noble Energy, Inc.                                      208,526        10,635
   Patterson-UTI Energy, Inc.                              299,034         9,991
*  Ultra Petroleum Corp.                                   267,506         9,986
*  National-Oilwell, Inc.                                  308,147         9,704
*  Cooper Cameron Corp.                                    194,750         9,484
*  Rowan Cos., Inc.                                        379,335         9,229
*  NRG Engergy                                             360,329         8,936
*  Pride International, Inc.                               489,104         8,369
*  Grant Prideco, Inc.                                     438,935         8,103
   Massey Energy Co.                                       272,134         7,677
*  Varco International, Inc.                               350,206         7,666
   Patina Oil & Gas Corp.                                  252,922         7,555
   Arch Coal, Inc.                                         195,959         7,170
*  FMC Technologies Inc.                                   241,627         6,959
*  Tesoro Petroleum Corp.                                  235,398         6,497
*  Calpine Corp.                                         1,494,175         6,455
*  Evergreen Resources, Inc.                               155,326         6,275
*  Quicksilver Resources, Inc.                              89,066         5,974
*  Dynegy, Inc.                                          1,360,282         5,795
*  Forest Oil Corp.                                        209,484         5,723
*  Plains Exploration &
   Production Co.                                          282,068         5,176
*  Unit Corp.                                              164,139         5,162
*  Houston Exploration Co.                                  99,433         5,155
   Cabot Oil & Gas Corp.                                   117,953         4,989
*  Spinnaker Exploration Co.                               120,918         4,762
   Helmerich & Payne, Inc.                                 181,053         4,735
   St. Mary Land & Exploration Co.                         131,208         4,678
*  Cimarex Energy Co.                                      149,849         4,530
   Vintage Petroleum, Inc.                                 261,984         4,446
*  Key Energy Services, Inc.                               470,504         4,442
*  Stone Energy Corp.                                       95,702         4,372
   Range Resources Corp.                                   297,548         4,344
*  Cal Dive International, Inc.                            137,565         4,171
*  Denbury Resources, Inc.                                 196,578         4,118
*  Encore Acquisition Co.                                  145,349         4,055
   CARBO Ceramics Inc.                                      56,317         3,844
*  Magnum Hunter Resources Inc.                            340,732         3,537
*  Oceaneering International, Inc.                          99,860         3,420
*  Remington Oil & Gas Corp.                               144,758         3,416
   Penn Virginia Corp.                                      94,290         3,405
*  Universal Compression
   Holdings, Inc.                                          109,572         3,362

25

                                                                          Market
Total Stock Market                                                        Value^
Index Fund                                                  Shares         (000)
*  Comstock Resources, Inc.                                172,695   $     3,361
   Holly Corp.                                              87,463         3,271
   Berry Petroleum Class A                                 110,229         3,242
*  Swift Energy Co.                                        145,663         3,213
   Frontier Oil Corp.                                      147,250         3,120
*  Harvest Natural
   Resources, Inc.                                         206,413         3,078
*  Veritas DGC Inc.                                        130,399         3,019
*  Seacor Holdings INC                                      68,123         2,993
*  Energy Partners, Ltd.                                   189,634         2,901
*  Hanover Compressor Co.                                  238,859         2,842
*  FuelCell Energy, Inc.                                   242,660         2,834
*  Prima Energy Corp.                                       70,705         2,798
*  Whiting Petroleum Corp.                                 108,428         2,727
*  The Meridian Resource Corp.                             387,839         2,692
*  Petroleum Development Corp.                              97,940         2,686
   Resource America, Inc.                                  110,906         2,617
*  Superior Energy Services, Inc.                          255,505         2,568
*  Oil States International, Inc.                          165,389         2,530
*  Enbridge Energy
   Management LLC                                           59,300         2,527
*  Hydrill Co.                                              79,998         2,520
*  Plains Resources Inc.                                   145,617         2,468
*  Plug Power, Inc.                                        322,530         2,413
*  Grey Wolf, Inc.                                         557,405         2,363
*  Todco                                                   152,300         2,356
*  Atwood Oceanics, Inc.                                    54,920         2,293
*  Global Industries Ltd.                                  378,651         2,166
*  Input/Output, Inc.                                      252,862         2,096
*  W-H Energy Services, Inc.                               103,349         2,026
*  TETRA Technologies, Inc.                                 73,665         1,978
*  Syntroleum Corp.                                        298,755         1,978
*  McMoRan Exploration Co.                                 125,392         1,954
*  PetroQuest Energy, Inc.                                 449,725         1,920
*  Callon Petroleum Co.                                    131,186         1,871
*  Newpark Resources, Inc.                                 300,223         1,861
*  ATP Oil & Gas Corp.                                     236,281         1,812
*  KFX, Inc.                                               236,497         1,802
   RPC Inc.                                                107,458         1,699
*  Clayton Williams Energy, Inc.                            70,393         1,682
*  TransMontaigne Inc.                                     305,516         1,644
*  Goodrich Petroleum Corp.                                186,200         1,544
*  Double Eagle Petroleum Co.                               97,665         1,335
*  Parallel Petroleum Corp.                                251,228         1,274
*  Toreador Resources Corp.                                170,740         1,257
*  The Exploration Co. of
   Delaware, Inc.                                          327,636         1,242
*  Dril-Quip, Inc.                                          63,722         1,192
   Gulf Island Fabrication, Inc.                            50,600         1,094
*  Royale Energy, Inc.                                      70,055         1,030
*  Parker Drilling Co.                                     260,965           997
*  Capstone Turbine Corp.                                  415,161   $       904
*  Abraxas Petroleum Corp.                                 537,200           892
*  Westmoreland Coal Co.                                    42,497           827
*  Harken Energy Corp.                                   1,449,447           754
*  Evergreen Solar, Inc.                                   223,881           725
*  Beta Oil & Gas Inc.                                     104,776           686
*  Matrix Service Co.                                       63,151           578
*  Magellan Petroleum Corp.                                379,032           497
*  Prime Energy Corp.                                       23,556           432
*  Brigham Exploration Co.                                  46,344           425
*  Global Power Equipment
   Group Inc.                                               50,814           408
   Lufkin Industries                                         9,098           291
*  Torch Offshore, Inc.                                     99,700           289
   Crosstex Energy, Inc.                                     6,695           268
*  Infinity, Inc.                                           69,000           266
   APCO Argentina Inc.                                       6,506           234
*  Wilshire Enterprises, Inc.                               37,710           189
*  ICO, Inc.                                                78,478           180
*  Horizon Offshore, Inc.                                  170,348           169
*  U.S. Energy Systems, Inc.                                59,910            65
*  Atlas America, Inc.                                       1,348            27
*  T-3 Energy Services, Inc.                                   977             6
                                                                       1,291,363
Materials & Processing (4.0%)
   E.I. du Pont de Nemours & Co.                         3,586,576        159,316
   Dow Chemical Co.                                      3,356,910        136,626
   Alcoa Inc.                                            3,117,583        102,974
   International Paper Co.                               1,740,875         77,817
   Newmont Mining Corp.
   (Holding Co.)                                         1,442,740         55,921
   Weyerhaeuser Co.                                        798,789         50,420
   Masco Corp.                                           1,570,940         48,982
   Praxair, Inc.                                         1,169,387         46,670
   Air Products & Chemicals, Inc.                          815,029         42,748
   Archer-Daniels-Midland Co.                            2,333,388         39,154
   PPG Industries, Inc.                                    616,902         38,551
   Monsanto Co.                                            952,563         36,674
   Georgia Pacific Group                                   914,819         33,830
   Rohm & Haas Co.                                         803,967         33,429
*  American Standard Cos., Inc.                            771,379         31,094
   Ecolab, Inc.                                            921,632         29,216
*  Phelps Dodge Corp.                                      335,491         26,004
   Avery Dennison Corp.                                    397,843         25,466
   Nucor Corp.                                             283,064         21,728
   Sherwin-Williams Co.                                    513,716         21,345
   MeadWestvaco Corp.                                      724,300         21,287
   Freeport-McMoRan Copper &
   Gold, Inc. Class B                                      637,625         21,137
   Smurfit-Stone Container Corp.                           906,078         18,076
   Vulcan Materials Co.                                    366,328         17,419

26

                                                                           Market
                                                                           Value^
                                                            Shares          (000)
*  Sealed Air Corp.                                        302,542  $      16,116
   Bunge Ltd.                                              389,440         15,165
   Sigma-Aldrich Corp.                                     249,038         14,845
   Ball Corp.                                              203,063         14,631
   Engelhard Corp.                                         445,958         14,409
   United States Steel Corp.                               406,737         14,285
   Fluor Corp.                                             298,119         14,211
   Temple-Inland Inc.                                      198,692         13,759
*  Pactiv Corp.                                            549,838         13,713
   Ashland, Inc.                                           252,360         13,327
*  Energizer Holdings, Inc.                                294,422         13,249
   Eastman Chemical Co.                                    278,982         12,897
   Precision Castparts Corp.                               232,900         12,737
   Boise Cascade Corp.                                     314,321         11,831
   Lyondell Chemical Co.                                   643,292         11,187
   Lafarge North America Inc.                              251,505         10,890
   The St. Joe Co.                                         273,721         10,867
   Bemis Co., Inc.                                         383,414         10,831
*  International Steel Group, Inc.                         331,802          9,871
   Forest City Enterprise Class A                          180,207          9,551
   Valspar Corp.                                           183,865          9,265
   Louisiana-Pacific Corp.                                 390,895          9,245
   Cabot Corp.                                             223,667          9,103
   Packaging Corp. of America                              380,669          9,098
*  Owens-Illinois, Inc.                                    533,972          8,949
   Sonoco Products Co.                                     350,853          8,947
   The Timken Co.                                          322,372          8,540
   Bowater Inc.                                            199,719          8,306
*  Glamis Gold, Ltd.                                       468,162          8,207
*  Jacobs Engineering Group Inc.                           201,857          7,949
   Martin Marietta Materials, Inc.                         173,188          7,677
*  Scotts Co.                                              117,115          7,481
   Harsco Corp.                                            147,455          6,930
   Lubrizol Corp.                                          186,348          6,824
   Florida Rock Industries, Inc.                           155,445          6,555
   Hughes Supply, Inc.                                     109,916          6,477
   Southern Peru Copper Corp.                              156,668          6,475
   Cytec Industries, Inc.                                  141,266          6,421
   Worthington Industries, Inc.                            311,564          6,396
   RPM International, Inc.                                 417,602          6,348
   Airgas, Inc.                                            264,167          6,316
   Corn Products International, Inc.                       131,887          6,139
   York International Corp.                                148,376          6,094
*  Crown Holdings, Inc.                                    594,745          5,930
   AptarGroup Inc.                                         131,091          5,727
*  FMC Corp.                                               130,807          5,639
   IMC Global Inc.                                         415,979          5,574
   Allegheny Technologies Inc.                             292,198          5,274
*  Steel Dynamics, Inc.                                    176,924          5,065
   Great Lakes Chemical Corp.                              182,745          4,945
   Simpson Manufacturing Co.                                87,522          4,912
*  Hercules, Inc.                                          400,531  $       4,882
   Valhi, Inc.                                             428,949          4,877
*  Stillwater Mining Co.                                   324,779          4,875
*  Dycom Industries, Inc.                                  174,094          4,875
   Albemarle Corp.                                         149,302          4,725
   Reliance Steel & Aluminum Co.                           116,543          4,699
*  Meridian Gold Co.                                       358,372          4,648
   Mueller Industries Inc.                                 125,986          4,510
*  Graphic Packaging Corp.                                 517,224          4,474
*  Millennium Chemicals, Inc.                              257,278          4,456
   Olin Corp.                                              249,874          4,403
   Potlatch Corp.                                          105,594          4,397
   Minerals Technologies, Inc.                              73,784          4,279
   Georgia Gulf Corp.                                      118,487          4,249
   Clarcor Inc.                                             91,768          4,203
*  URS Corp.                                               151,419          4,149
   Acuity Brands, Inc.                                     152,835          4,127
*  Rogers Corp.                                             58,778          4,109
   Ferro Corp.                                             150,303          4,010
   Lennox International Inc.                               221,337          4,006
*  Armor Holdings, Inc.                                    117,520          3,996
*  Maverick Tube Corp.                                     151,966          3,991
*  OM Group, Inc.                                          118,973          3,927
   LNR Property Corp.                                       71,802          3,895
   Albany International Corp.                              115,825          3,887
*  GrafTech International Ltd.                             352,323          3,685
   USEC Inc.                                               417,642          3,663
   Kronos Worldwide, Inc.                                  106,806          3,653
   MacDermid, Inc.                                         106,501          3,605
   Quanex Corp.                                             73,600          3,584
*  WCI Communities, Inc.                                   156,104          3,483
   Brady Corp. Class A                                      75,287          3,471
   Watsco, Inc.                                            122,669          3,443
   Kaydon Corp.                                            107,947          3,339
   Granite Construction Co.                                177,403          3,234
*  Cabot Microelectronics Corp.                            105,220          3,221
   Wausau-Mosinee Paper Corp.                              184,561          3,193
*  Cleveland-Cliffs Inc.                                    56,035          3,160
*  Griffon Corp.                                           140,744          3,136
*  Coeur d'Alene Mines Corp.                               765,046          3,121
*  AK Steel Corp.                                          589,837          3,108
*  Century Aluminum Co.                                    122,617          3,040
   Texas Industries, Inc.                                   73,639          3,032
   H.B. Fuller Co.                                         106,570          3,027
   Commercial Metals Co.                                    92,842          3,013
   NL Industries, Inc.                                     206,546          2,995
   Delta & Pine Land Co.                                   136,199          2,990
*  EMCOR Group, Inc.                                        67,942          2,988
*  Symyx Technologies, Inc.                                123,146          2,970
*  Hecla Mining Co.                                        517,942          2,952
*  Lone Star Technologies, Inc.                            104,902          2,891

27

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                  Shares          (000)
   Brookfield Homes Corp.                                  109,677  $       2,872
   Schnitzer Steel Industries,
   Inc. Class A                                             84,558          2,872
   AMCOL International Corp.                               145,789          2,763
   A. Schulman Inc.                                        125,024          2,687
   Spartech Corp.                                          103,478          2,684
*  Oregon Steel Mills, Inc.                                178,592          2,632
   Eagle Materials, Inc.                                    36,881          2,619
*  Hexcel Corp.                                            224,747          2,603
   Arch Chemicals, Inc.                                     89,368          2,576
   Carpenter Technology Corp.                               74,878          2,550
*  USG Corp.                                               144,959          2,548
*  PolyOne Corp.                                           342,344          2,547
*  Trex Co., Inc.                                           66,894          2,525
   Crompton Corp.                                          400,794          2,525
*  Longview Fibre Co.                                      168,653          2,484
*  Trammell Crow Co.                                       175,876          2,480
   Greif Inc. Class A                                       58,473          2,470
*  Quanta Services, Inc.                                   396,337          2,465
   Silgan Holdings, Inc.                                    60,532          2,440
*  Caraustar Industries, Inc.                              172,160          2,430
   Cambrex Corp.                                            96,061          2,424
*  Encore Wire Corp.                                        80,390          2,216
*  NCI Building Systems, Inc.                               67,889          2,210
   Eagle Materials, Inc. B Shares                           31,002          2,147
*  DHB Industries, Inc.                                    139,338          2,115
*  Ceradyne, Inc.                                           58,346          2,087
   Glatfelter                                              147,168          2,072
   Rock-Tenn Co.                                           121,488          2,059
   Aceto Corp.                                             113,630          2,000
*  Titanium Metals Corp.                                    21,327          1,974
*  W.R. Grace & Co.                                        307,917          1,909
*  Shaw Group, Inc.                                        187,907          1,903
*  A.M. Castle & Co.                                       176,586          1,898
*  NS Group Inc.                                           114,588          1,884
   Alico, Inc.                                              46,305          1,859
*  Tejon Ranch Co.                                          53,381          1,858
   ElkCorp                                                  77,418          1,853
   Barnes Group, Inc.                                       63,032          1,827
   Royal Gold, Inc.                                        125,866          1,784
   Chesapeake Corp. of Virginia                             66,180          1,766
*  Comfort Systems USA, Inc.                               274,094          1,751
   The Standard Register Co.                               145,769          1,735
*  Insituform Technologies Inc.
   Class A                                                 105,912          1,723
*  RTI International Metals, Inc.                          105,462          1,682
   Tredegar Corp.                                          100,867          1,627
*  Interface, Inc.                                         183,720          1,604
*  Drew Industries, Inc.                                    39,027          1,588
*  Avatar Holding, Inc.                                     38,052          1,583
*  Mobile Mini, Inc.                                        55,582          1,579
   Apogee Enterprises, Inc.                                148,866  $       1,548
*  Material Sciences Corp.                                 142,328          1,516
*  Energy Conversion Devices, Inc.                         133,975          1,509
*  Layne Christensen Co.                                    89,505          1,481
*  Jacuzzi Brands, Inc.                                    183,114          1,476
*  Buckeye Technology, Inc.                                125,575          1,444
*  Lydall, Inc.                                            146,705          1,433
   Valmont Industries, Inc.                                 60,056          1,375
   Ryerson Tull, Inc.                                       85,936          1,365
   WD-40 Co.                                                45,244          1,355
*  AAON, Inc.                                               66,942          1,352
   Gibraltar Steel                                          41,172          1,351
*  Griffin Land & Nurseries, Inc.                           52,872          1,344
   CIRCOR International, Inc.                               65,117          1,328
   Myers Industries, Inc.                                   92,887          1,310
*  Foamex International, Inc.                              264,956          1,290
   Ameron International Corp.                               37,719          1,287
   Consolidated-Tomoka Land Co.                             33,267          1,256
   Quaker Chemical Corp.                                    45,427          1,255
*  Juno Lighting, Inc.                                      34,803          1,242
   Penford Corp.                                            70,255          1,233
*  TransPro Inc.                                           213,136          1,228
   Universal Forest Products, Inc.                          37,092          1,196
   Compass Minerals International                           60,100          1,165
*  Constar International Inc.                              250,091          1,163
*  Northwest Pipe Co.                                       65,581          1,158
*  CompX International Inc.                                 72,197          1,083
*  Reading International Inc.
   Class A                                                 124,214          1,081
   Oil-Dri Corp. of America                                 63,015          1,052
*  Maxxam Inc.                                              39,329          1,046
   Deltic Timber Corp.                                      25,738            988
   Wellman, Inc.                                           120,933            983
   LSI Industries Inc.                                      84,590            973
*  Zoltek Cos., Inc.                                       130,555            933
*  Valence Technology Inc.                                 271,251            930
*  Huttig Building Products, Inc.                          119,860            921
*  Terra Industries, Inc.                                  162,181            913
*  Stratus Properties Inc.                                  69,211            896
   Stepan Co.                                               31,270            818
*  EarthShell Corp.                                        402,304            817
*  Integrated Electrical Services, Inc.                     98,626            794
   Ampco-Pittsburgh Corp.                                   60,218            774
*  Acmat Corp. Class A                                      60,847            774
   Ennis Business Forms, Inc.                               37,418            730
   Steel Technologies, Inc.                                 32,668            721
   Intermet Corp.                                          155,765            670
   NN, Inc.                                                 51,288            652
*  Synalloy Corp.                                           60,579            618
*  Omnova Solutions Inc.                                   100,812            615
*  Medis Technology Ltd.                                    37,234            604

28

                                                                           Market
                                                                           Value^
                                                            Shares          (000)
   Calgon Carbon Corp.                                      89,939  $         603
*  Unifi, Inc.                                             188,801            553
   Pope & Talbot, Inc.                                      27,783            549
   Hawkins, Inc.                                            45,795            549
*  Bluegreen Corp.                                          38,200            527
   Andersons, Inc.                                          30,200            513
   MGP Ingredients, Inc.                                    13,000            503
*  U.S. Energy Corp.                                       184,309            446
   Penn Engineering &
   Manufacturing Corp.                                      19,694            422
   Anchor Glass Container Corp.                             29,900            405
*  Infrasource Services Inc.                                32,100            394
*  Brush Engineered Materials Inc.                          19,900            377
*  U.S. Concrete, Inc.                                      50,674            357
*  Webco Industries, Inc.                                   85,823            324
   American Vanguard Corp.                                   8,350            282
*  Tarragon Realty Investors Inc.
   REIT                                                     19,007            280
*  Perini Corp.                                             26,105            279
*  Wellsford Real Properties Inc.                           17,574            273
*  Liquidmetal Technologies Inc.                           174,949            248
*  Eden Bioscience Corp.                                   283,660            241
   Building Materials Holding Corp.                         12,696            240
*  Badger Paper Mills, Inc.                                 45,643            224
*  Ultralife Batteries, Inc.                                 8,400            163
*  Lesco, Inc.                                              11,100            151
*  Mestek, Inc.                                              7,222            120
*  Anthony & Sylvan Pools Corp.                             26,081            110
   Noland Co.                                                2,062             90
*  Impreso, Inc.                                            32,000             77
*  American Realty Investors, Inc.                           5,870             53
*  WHX Corp.                                                29,344             48
*  Corrpro Cos., Inc.                                        3,200              6
*  BMC Industries, Inc.                                    211,416              1
*  General Chemical Group Inc.                              17,001              1
*  Cone Mills Corp.                                        104,013              1
                                                                        1,974,655
Producer Durables (4.5%)
   United Technologies Corp.                             1,843,011        168,599
   The Boeing Co.                                        3,023,362        154,464
*  Applied Materials, Inc.                               6,044,942        118,602
   Illinois Tool Works, Inc.                             1,110,750        106,510
   Caterpillar, Inc.                                     1,226,007         97,394
   Emerson Electric Co.                                  1,512,773         96,137
   Lockheed Martin Corp.                                 1,609,324         83,814
   Northrop Grumman Corp.                                1,289,158         69,228
   Deere & Co.                                             892,796         62,621
   Danaher Corp.                                         1,104,372         57,262
*  Agilent Technologies, Inc.                            1,724,862         50,504
*  Lexmark International, Inc.                             466,083         44,991
   Ingersoll-Rand Co.                                      621,533  $      42,457
*  Xerox Corp.                                           2,869,545         41,608
   Pitney Bowes, Inc.                                      829,010         36,684
*  KLA-Tencor Corp.                                        707,173         34,920
   Dover Corp.                                             729,038         30,693
   Parker Hannifin Corp.                                   429,378         25,531
   D. R. Horton, Inc.                                      838,238         23,806
   Pulte Homes, Inc.                                       454,848         23,666
   Lennar Corp. Class A                                    523,230         23,399
   Molex, Inc.                                             688,169         22,076
   Rockwell Collins, Inc.                                  636,166         21,197
*  Waters Corp.                                            428,907         20,493
   Centex Corp.                                            442,602         20,249
   Cooper Industries, Inc. Class A                         331,924         19,720
   W.W. Grainger, Inc.                                     326,012         18,746
*  Thermo Electron Corp.                                   593,999         18,260
*  Novellus Systems, Inc.                                  530,642         16,683
*  Teradyne, Inc.                                          696,267         15,805
   American Power
   Conversion Corp.                                        718,511         14,119
   Diebold, Inc.                                           261,900         13,847
   Goodrich Corp.                                          424,335         13,719
*  LAM Research Corp.                                      480,891         12,888
*  American Tower Corp. Class A                            802,280         12,195
   Pentair, Inc.                                           359,550         12,095
   Pall Corp.                                              452,919         11,862
*  Crown Castle International Corp.                        801,827         11,827
   KB HOME                                                 168,333         11,553
*  Andrew Corp.                                            576,862         11,543
*  NVR, Inc.                                                23,457         11,358
*  Toll Brothers, Inc.                                     266,770         11,290
   Tektronix, Inc.                                         305,395         10,390
   Hubbell Inc. Class B                                    210,669          9,840
   Cummins Inc.                                            154,606          9,663
   Donaldson Co., Inc.                                     312,344          9,152
   HNI Corp                                                209,976          8,888
*  Alliant Techsystems, Inc.                               134,350          8,510
*  Polycom, Inc.                                           358,780          8,040
   Graco, Inc.                                             249,246          7,739
   Roper Industries Inc.                                   132,020          7,512
   Herman Miller, Inc.                                     258,689          7,486
   MDC Holdings, Inc.                                      117,395          7,467
   Ametek, Inc.                                            241,622          7,466
*  Plantronics, Inc.                                       171,068          7,202
   Briggs & Stratton Corp.                                  80,639          7,124
*  Hovnanian Enterprises Inc.
   Class A                                                 201,072          6,979
   Ryland Group, Inc.                                       87,982          6,880
   Crane Co.                                               214,460          6,732
*  United Defense Industries Inc.                          188,819          6,609

29

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                  Shares          (000)
*  AGCO Corp.                                              324,083  $       6,602
   Cognex Corp.                                            162,684          6,260
   IDEX Corp.                                              177,871          6,110
*  Terex Corp.                                             176,791          6,034
   Standard Pacific Corp.                                  122,351          6,032
   Kennametal, Inc.                                        131,189          6,008
   Thomas & Betts Corp.                                    210,849          5,741
   Joy Global Inc.                                         183,694          5,500
   Nordson Corp.                                           126,648          5,493
   Engineered Support Systems, Inc.                         93,220          5,454
*  Varian Semiconductor
   Equipment Associates, Inc.                              130,452          5,030
   Lincoln Electric Holdings, Inc.                         146,337          4,989
*  Cymer, Inc.                                             131,923          4,939
   Beazer Homes USA, Inc.                                   49,099          4,925
*  Flowserve Corp.                                         195,082          4,865
   Mine Safety Appliances Co.                              132,617          4,470
*  Axcelis Technologies, Inc.                              356,835          4,439
*  MKS Instruments, Inc.                                   192,022          4,382
*  Taser International Inc.                                100,800          4,368
*  Dionex Corp.                                             76,753          4,234
*  Headwaters Inc.                                         159,472          4,135
*  Credence Systems Corp.                                  292,779          4,040
*  Veeco Instruments, Inc.                                 143,265          3,698
*  Interdigital Communications Corp.                       192,031          3,612
*  Actuant Corp.                                            91,195          3,556
*  FEI Co.                                                 145,806          3,486
*  Littelfuse, Inc.                                         82,158          3,484
*  Genlyte Group, Inc.                                      55,361          3,481
*  Rayovac Corp.                                           123,117          3,460
*  Teledyne Technologies, Inc.                             168,945          3,382
*  Brooks Automation, Inc.                                 166,946          3,364
*  Power-One, Inc.                                         303,950          3,337
*  ATMI, Inc.                                              120,744          3,298
   Curtiss-Wright Corp.                                     58,526          3,289
*  CUNO Inc.                                                60,511          3,228
*  Technitrol, Inc.                                        146,768          3,214
*  Meritage Corp.                                           46,248          3,182
   Watts Water Technologies, Inc.                          115,921          3,124
   A.O. Smith Corp.                                         97,895          3,112
*  William Lyon Homes, Inc.                                 33,285          3,067
   Federal Signal Corp.                                    162,808          3,030
*  Entegris Inc.                                           258,786          2,994
   Franklin Electric, Inc.                                  77,232          2,916
*  Ionics, Inc.                                             99,518          2,811
   Kimball International, Inc. Class B                     188,760          2,784
*  Orbital Sciences Corp.                                  197,678          2,730
   Tecumseh Products Co. Class A                            64,019          2,637
*  Moog Inc.                                                70,488          2,616
   Technical Olympic USA, Inc.                             117,055          2,608
   The Middleby Corp.                                       46,782          2,555
   The Manitowoc Co., Inc.                                  73,383  $       2,484
   Woodward Governor Co.                                    34,289          2,473
*  Esterline Technologies Corp.                             81,094          2,395
   Baldor Electric Co.                                     101,961          2,381
*  Kulicke & Soffa Industries, Inc.                        214,340          2,349
   JLG Industries, Inc.                                    166,385          2,311
*  Paxar Corp.                                             117,191          2,288
*  FARO Technologies, Inc.                                  86,668          2,225
*  Imagistics International Inc.                            62,822          2,224
*  LTX Corp.                                               202,816          2,192
*  Ultratech, Inc.                                         131,542          2,142
*  Powerwave Technologies, Inc.                            277,819          2,139
*  Electro Scientific Industries, Inc.                      75,468          2,136
*  Photon Dynamics, Inc.                                    60,369          2,117
   Regal-Beloit Corp.                                       94,984          2,114
*  Triumph Group, Inc.                                      65,546          2,093
   MTS Systems Corp.                                        89,023          2,088
*  Applied Films Corp.                                      71,790          2,083
   NACCO Industries, Inc. Class A                           21,814          2,072
*  Levitt Corp. Class A                                     78,685          2,027
   M/I Homes, Inc.                                          49,754          2,020
*  Mykrolis Corp.                                          114,828          2,000
*  Artesyn Technologies, Inc.                              215,363          1,938
*  Vicor Corp.                                             103,549          1,892
*  Gardner Denver Inc.                                      67,004          1,869
   C & D Technologies, Inc.                                104,450          1,862
   Helix Technology Corp.                                   87,262          1,861
*  C-COR Electronics, Inc.                                 175,910          1,810
*  Advanced Energy Industries, Inc.                        113,952          1,791
*  Audiovox Corp.                                          105,837          1,787
   X-Rite Inc.                                             122,729          1,784
*  Champion Enterprises, Inc.                              193,626          1,777
*  Presstek, Inc.                                          168,661          1,773
*  Aetrium, Inc.                                           240,275          1,766
   Applied Signal Technology, Inc.                          49,695          1,742
   Applied Industrial Technology, Inc.                      57,331          1,727
*  Itron, Inc.                                              75,240          1,726
*  Arris Group Inc.                                        289,917          1,722
*  ESCO Technologies Inc.                                   32,090          1,712
   Stewart & Stevenson
   Services, Inc.                                           92,614          1,660
*  Photronics Inc.                                          87,277          1,653
*  Mattson Technology, Inc.                                137,349          1,651
*  MTC Technologies, Inc.                                   63,318          1,635
*  Rudolph Technologies, Inc.                               88,237          1,605
*  Palm Harbor Homes, Inc.                                  89,810          1,592
   Lindsay Manufacturing Co.                                65,894          1,583
   Belden, Inc.                                             73,717          1,580
   United Industrial Corp.                                  66,958          1,563
   Steelcase Inc.                                          110,930          1,553
*  Asyst Technologies, Inc.                                149,819          1,549

30

                                                                           Market
                                                                           Value^
                                                            Shares          (000)
   Tennant Co.                                              36,733  $       1,523
*  Park-Ohio Holdings Corp.                                124,559          1,470
   Lennar Corp. Class B                                     34,676          1,437
   Thomas Industries, Inc.                                  42,915          1,425
*  Sonic Solutions, Inc.                                    64,876          1,379
*  Axsys Technologies, Inc.                                 62,341          1,378
*  Blount International, Inc.                              107,925          1,374
*  General Cable Corp.                                     157,876          1,350
   Woodhead Industries, Inc.                                84,375          1,304
*  Rofin-Sinar Technologies Inc.                            51,267          1,302
*  Team, Inc.                                               78,915          1,278
*  Milacron Inc.                                           315,968          1,264
*  Metrologic Instruments, Inc.                             63,073          1,258
*  Cable Design Technologies Corp.                         114,873          1,218
*  Magnatek, Inc.                                          143,778          1,200
*  Kadant Inc.                                              51,742          1,197
*  DuPont Photomasks, Inc.                                  58,785          1,195
   Keithley Instruments Inc.                                53,070          1,176
*  SBA Communications Corp.                                263,820          1,174
   CTS Corp.                                                96,848          1,168
   Met-Pro Corp.                                            78,169          1,165
*  Cavco Industries, Inc.                                   29,078          1,154
   BHA Group Holdings Inc.                                  30,331          1,148
*  Symmetricom Inc.                                        128,511          1,144
*  Baldwin Technology Class A                              307,619          1,101
*  Serrento Networks Corp.                                 318,324          1,089
*  California Amplifier, Inc.                              153,449          1,085
*  Zygo Corp.                                               96,420          1,079
*  EnPro Industries, Inc.                                   46,460          1,068
*  FSI International, Inc.                                 129,166          1,010
   Gorman-Rupp Co.                                          37,002          1,005
*  Active Power, Inc.                                      301,200            961
   HEICO Corp.                                              52,314            955
*  Therma-Wave Inc.                                        193,200            952
*  Darling International, Inc.                             217,991            916
*  EMCORE Corp.                                            278,521            908
   Curtiss-Wright Corp. Class B                             16,860            907
*  Mastec Inc.                                             166,885            906
*  BE Aerospace, Inc.                                      119,105            903
   Paul Mueller Co.                                         27,768            877
   Cohu, Inc.                                               45,049            858
*  Measurement Specialties, Inc.                            39,400            851
*  Genus, Inc.                                             244,009            835
*  Strategic Diagnostics Inc.                              196,136            824
   Standex International Corp.                              29,697            808
*  Virco Manufacturing Corp.                               113,815            792
*  Arotech Corp.                                           377,129            788
*  Copper Mountain Networks, Inc.                           63,843            775
*  AZZ Inc.                                                 50,598            769
*  Fairchild Corp.                                         177,244            759
   Alamo Group, Inc.                                        46,761            744
*  Pemco Aviation Group, Inc.                               24,302  $         729
*  Perceptron, Inc.                                        102,506            728
*  Hovnanian Enterprises                                    19,300            670
*  Cavalier Homes, Inc.                                    123,627            661
*  BTU International, Inc.                                 121,944            628
*  Proxim Corp. Class A                                    502,022            594
*  Ducommun, Inc.                                           27,405            586
*  American Superconductor Corp.                            43,500            569
*  Capital Pacific Holdings, Inc.                          139,064            548
   Astro-Med, Inc.                                          52,854            536
*  Applied Innovation Inc.                                 133,742            536
*  Tollgrade Communications, Inc.                           48,138            511
*  Allied Motion Technologies, Inc.                        105,978            510
*  Paragon Technologies, Inc.                               51,530            507
   Robbins & Myers, Inc.                                    22,077            496
*  RF Monolithics, Inc.                                     61,990            488
*  ADE Corp.                                                22,313            482
   Skyline Corp.                                            11,428            465
*  Terayon Communications
   Systems, Inc.                                           197,270            462
*  TRC Cos., Inc.                                           26,935            449
*  Viisage Technology, Inc.                                 51,300            447
*  Distributed Energy Systems Corp.                        163,042            443
*  General Binding Corp.                                    28,619            443
*  Lancer Corp.                                             68,213            428
*  August Technology Corp.                                  32,040            402
*  Orleans Homebuilders, Inc.                               20,833            401
*  SatCon Technology Corp.                                 158,588            400
*  Electroglas, Inc.                                        74,154            397
   SpectraLink Corp.                                        25,773            384
*  Ddi Corp.                                                46,300            381
*  Somera Communications, Inc.                             235,823            380
*  Semitool, Inc.                                           33,471            379
*  Katy Industries, Inc.                                    77,069            377
   Cascade Corp.                                            12,029            376
   HEICO Corp. Class A                                      26,577            371
*  Astec Industries, Inc.                                   19,592            369
*  Tut Systems, Inc.                                       114,277            360
*  Summa Industries                                         30,808            334
   Hubbell Inc. Class A                                      7,600            332
*  Optical Cable Corp.                                      60,351            320
*  Bell Industries, Inc.                                   103,598            311
*  Global Payment Tech Inc.                                 83,917            310
   Tech/Ops Sevcon, Inc.                                    46,681            276
*  Peco II, Inc.                                           344,179            275
*  Catalytica Energy Systems, Inc.                          92,214            262
*  Aerosonic Corp.                                          44,254            261
*  TransAct Technologies Inc.                                6,544            207
*  Airnet Communications Corp.                             268,624            188
*  Powell Industries, Inc.                                  10,428            178
*  Versar Inc.                                              35,000            173

31

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                  Shares          (000)
*  Dominion Homes, Inc.                                      6,522  $         151
*  General Bearing Corp.                                    36,504            138
*  Teleglobe International
   Holdings Ltd.                                            26,524            135
*  LMI Aerospace, Inc.                                      89,603            116
*  American Access
   Technologies Inc.                                        70,247            116
*  Beacon Power Corp.                                      243,364            102
   Collins Industries, Inc.                                 15,800             92
*  The Allied Defense Group, Inc.                            3,100             56
*  ZEVEX International, Inc.                                12,257             40
*  Andrea Radio Corp.                                      124,782             17
*  DT Industries, Inc.                                     525,268             11
*  Oakwood Homes Corp.                                      81,969              6
                                                                        2,234,221
Technology (14.1%)
   Microsoft Corp.                                      38,663,797      1,104,238
   Intel Corp.                                          23,167,373        639,419
*  Cisco Systems, Inc.                                  24,218,595        573,981
   International Business
   Machines Corp.                                        6,036,780        532,142
*  Dell Inc.                                             9,064,495        324,690
   Hewlett-Packard Co.                                  10,942,233        230,881
*  Oracle Corp.                                         18,607,611        221,989
   QUALCOMM Inc.                                         2,905,193        212,021
   Motorola, Inc.                                        8,405,639        153,404
   Texas Instruments, Inc.                               6,207,385        150,095
*  EMC Corp.                                             8,677,966         98,929
   General Dynamics Corp.                                  713,835         70,884
*  Corning, Inc.                                         4,920,353         64,260
   Analog Devices, Inc.                                  1,347,867         63,458
   Maxim Integrated Products, Inc.                       1,155,540         60,573
   Computer Associates
   International, Inc.                                   2,086,893         58,558
*  Lucent Technologies, Inc.                            15,367,894         58,091
   Raytheon Co.                                          1,508,407         53,956
*  Broadcom Corp.                                        1,126,411         52,682
*  Sun Microsystems, Inc.                               11,927,518         51,765
*  Symantec Corp.                                        1,116,149         48,865
*  Juniper Networks, Inc.                                1,898,198         46,639
*  Apple Computer, Inc.                                  1,362,761         44,344
   Linear Technology Corp.                               1,111,054         43,853
*  Veritas Software Corp.                                1,533,333         42,473
   Xilinx, Inc.                                          1,244,515         41,455
   Adobe Systems, Inc.                                     856,211         39,814
*  Micron Technology, Inc.                               2,194,586         33,599
   Electronic Data Systems Corp.                         1,737,037         33,264
*  Computer Sciences Corp.                                 672,823         31,239
*  Altera Corp.                                          1,342,813         29,837
*  National Semiconductor Corp.                          1,287,018         28,302
*  Intuit, Inc.                                            706,172         27,244
*  Network Appliance, Inc.                               1,246,666  $      26,841
   L-3 Communications
   Holdings, Inc.                                          380,622         25,426
*  Avaya Inc.                                            1,591,766         25,134
   Rockwell Automation, Inc.                               666,909         25,016
*  Affiliated Computer
   Services, Inc. Class A                                  464,081         24,568
*  PeopleSoft, Inc.                                      1,309,005         24,217
   Seagate Technology                                    1,640,646         23,675
   Microchip Technology, Inc.                              741,956         23,401
*  Solectron Corp.                                       3,353,724         21,699
*  Advanced Micro Devices, Inc.                          1,268,738         20,173
*  JDS Uniphase Corp.                                    5,173,419         19,607
*  Siebel Systems, Inc.                                  1,802,960         19,256
   Scientific-Atlanta, Inc.                                549,261         18,950
*  Jabil Circuit, Inc.                                     720,601         18,145
   Autodesk, Inc.                                          406,542         17,404
*  Sanmina-SCI Corp.                                     1,869,162         17,009
*  NCR Corp.                                               340,882         16,904
*  Unisys Corp.                                          1,195,594         16,595
*  Mercury Interactive Corp.                               330,981         16,493
*  Synopsys, Inc.                                          556,779         15,829
   Applera Corp.-Applied
   Biosystems Group                                        724,336         15,754
*  Red Hat, Inc.                                           656,521         15,080
*  BMC Software, Inc.                                      811,552         15,014
*  Zebra Technologies Corp. Class A                        171,272         14,901
*  Cadence Design Systems, Inc.                            979,973         14,337
*  Comverse Technology, Inc.                               702,052         13,999
*  Tellabs, Inc.                                         1,505,498         13,158
*  PanAmSat Corp.                                          541,218         12,567
*  SanDisk Corp.                                           579,118         12,561
*  Citrix Systems, Inc.                                    611,065         12,441
   Symbol Technologies, Inc.                               841,858         12,409
*  UTStarcom, Inc.                                         407,814         12,336
*  NVIDIA Corp.                                            595,700         12,212
   Harris Corp.                                            240,571         12,209
*  BEA Systems, Inc.                                     1,474,125         12,117
*  Ceridian Corp.                                          533,717         12,009
*  Cognizant Technology
   Solutions Corp.                                         460,350         11,697
*  Storage Technology Corp.                                402,269         11,666
*  Novell, Inc.                                          1,382,708         11,601
*  Arrow Electronics, Inc.                                 413,259         11,084
   Intersil Corp.                                          503,285         10,901
*  Network Associates, Inc.                                593,776         10,765
*  Vishay Intertechnology, Inc.                            578,418         10,747
*  Amphenol Corp.                                          316,544         10,547
*  LSI Logic Corp.                                       1,372,057         10,455
*  Atmel Corp.                                           1,706,730         10,104
*  Avnet, Inc.                                             432,868          9,826

32

                                                                           Market
                                                                           Value^
                                                            Shares          (000)
*  International Rectifier Corp.                           237,015  $       9,817
   ADTRAN Inc.                                             285,434          9,525
*  Agere Systems Inc. Class A                            4,118,015          9,471
*  Compuware Corp.                                       1,390,296          9,176
   PerkinElmer, Inc.                                       457,860          9,176
   AVX Corp.                                               625,634          9,040
*  Qlogic Corp.                                            334,758          8,901
*  3Com Corp.                                            1,400,972          8,756
   National Instruments Corp.                              283,082          8,676
*  Silicon Laboratories Inc.                               185,131          8,582
*  ADC Telecommunications, Inc.                          2,903,665          8,246
*  Ingram Micro, Inc. Class A                              557,868          8,072
*  Akamai Technologies, Inc.                               441,662          7,928
   Acxiom Corp.                                            308,895          7,670
*  CIENA Corp.                                           2,036,457          7,576
*  SpectraSite, Inc.                                       173,200          7,486
*  MEMC Electronic Materials, Inc.                         743,337          7,344
*  Conexant Systems, Inc.                                1,664,433          7,207
*  Integrated Circuit Systems, Inc.                        260,911          7,086
*  Fairchild Semiconductor
   International, Inc.                                     428,431          7,013
*  Foundry Networks, Inc.                                  485,213          6,827
*  FLIR Systems, Inc.                                      120,851          6,635
*  Rambus Inc.                                             367,058          6,523
*  Western Digital Corp.                                   748,512          6,482
*  Avocent Corp.                                           176,346          6,479
*  Advanced Fibre
   Communications, Inc.                                    316,282          6,389
*  Semtech Corp.                                           270,357          6,364
*  Cypress Semiconductor Corp.                             443,638          6,295
*  Sybase, Inc.                                            349,270          6,287
*  BearingPoint, Inc.                                      703,764          6,242
*  Cree, Inc.                                              266,258          6,198
*  Avid Technology, Inc.                                   113,384          6,187
*  Hyperion Solutions Corp.                                140,200          6,130
*  Macromedia, Inc.                                        248,530          6,101
*  Gateway, Inc.                                         1,349,876          6,074
*  TIBCO Software Inc.                                     712,398          6,020
*  Applied Micro Circuits Corp.                          1,121,816          5,968
*  Gartner, Inc. Class A                                   446,061          5,897
*  Maxtor Corp.                                            888,281          5,889
*  PalmOne, Inc.                                           166,302          5,782
*  Brocade Communications
   Systems, Inc.                                           934,547          5,589
*  Electronics for Imaging, Inc.                           195,042          5,512
   Reynolds & Reynolds Class A                             236,942          5,480
   Imation Corp.                                           127,502          5,433
*  Siliconix, Inc.                                         107,967          5,357
*  Perot Systems Corp.                                     403,123          5,349
*  Varian, Inc.                                            125,801          5,303
*  Integrated Device Technology Inc.                       380,883          5,271
*  Amkor Technology, Inc.                                  628,094  $       5,138
*  Trimble Navigation Ltd.                                 181,769          5,051
*  RF Micro Devices, Inc.                                  669,766          5,023
*  AMIS Holdings Inc.                                      295,400          4,998
*  Parametric Technology Corp.                             965,972          4,830
*  CommScope, Inc.                                         220,626          4,732
*  Skyworks Solutions, Inc.                                537,452          4,692
*  ON Semiconductor Corp.                                  907,444          4,555
*  RSA Security Inc.                                       221,290          4,530
   Anixter International Inc.                              130,695          4,448
*  Macrovision Corp.                                       177,082          4,432
*  FileNET Corp.                                           140,296          4,429
*  UNOVA, Inc.                                             216,910          4,392
*  Quest Software, Inc.                                    340,330          4,390
*  Anteon International Corp.                              134,026          4,372
*  Intergraph Corp.                                        166,079          4,295
*  Benchmark Electronics, Inc.                             147,362          4,288
*  CACI International, Inc.                                105,011          4,247
*  Emulex Corp.                                            295,689          4,231
*  Sonus Networks, Inc.                                    881,603          4,214
*  Sycamore Networks, Inc.                                 984,965          4,167
*  RealNetworks, Inc.                                      607,063          4,152
*  Agere Systems Inc. Class B                            1,900,700          4,087
*  Micrel, Inc.                                            332,209          4,036
*  Tekelec                                                 221,141          4,018
*  CSG Systems International, Inc.                         193,392          4,003
*  KEMET Corp.                                             326,263          3,987
*  Vitesse Semiconductor Corp.                             813,836          3,972
*  The Titan Corp.                                         301,036          3,907
*  Mentor Graphics Corp.                                   251,371          3,889
*  DSP Group Inc.                                          140,129          3,817
*  Aeroflex, Inc.                                          264,295          3,787
*  WebEx Communications, Inc.                              173,776          3,781
*  Zoran Corp.                                             204,318          3,749
*  Digital River, Inc.                                     112,171          3,660
*  Ditech Communications Corp.                             156,805          3,660
*  DRS Technologies, Inc.                                  113,326          3,615
*  Silicon Image, Inc.                                     271,010          3,558
*  Silicon Storage Technology, Inc.                        342,931          3,532
*  Manhattan Associates, Inc.                              113,538          3,506
*  Dendrite International, Inc.                            185,615          3,449
*  Ascential Software Corp.                                212,221          3,393
*  Aspect Communications Corp.                             229,102          3,253
*  ANSYS, Inc.                                              69,192          3,252
*  Opsware, Inc.                                           409,739          3,245
*  Keane, Inc.                                             235,505          3,224
*  F5 Networks, Inc.                                       121,105          3,207
*  MICROS Systems, Inc.                                     66,627          3,196
*  Altiris, Inc.                                           115,638          3,193
*  Coherent, Inc.                                          106,348          3,174
*  Adaptec, Inc.                                           374,591          3,169

33

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                  Shares          (000)
   Black Box Corp.                                          66,861  $       3,160
*  OmniVision Technologies, Inc.                           197,398          3,148
*  SafeNet, Inc.                                           111,063          3,074
*  Transaction Systems
   Architects, Inc.                                        141,854          3,054
*  InVision Technologies, Inc.                              61,048          3,046
*  Power Integrations, Inc.                                121,782          3,032
*  SERENA Software, Inc.                                   157,417          3,005
*  Verint Systems Inc.                                      82,593          2,826
*  Lattice Semiconductor Corp.                             398,491          2,793
*  ScanSource, Inc.                                         46,375          2,756
*  Novatel Wireless, Inc.                                  103,947          2,755
*  Internet Security Systems, Inc.                         178,020          2,731
*  Pixelworks, Inc.                                        177,210          2,715
*  SigmaTel Inc.                                            92,300          2,682
*  Synaptics Inc.                                          139,883          2,679
*  Hutchinson Technology, Inc.                             108,571          2,670
*  SRA International, Inc.                                  62,289          2,636
*  Magma Design Automation, Inc.                           134,236          2,581
*  Progress Software Corp.                                 118,832          2,575
*  FormFactor Inc.                                         114,300          2,566
*  TriQuint Semiconductor, Inc.                            468,414          2,558
*  NetIQ Corp.                                             188,890          2,493
*  Daktronics, Inc.                                         99,561          2,484
*  Wind River Systems Inc.                                 210,079          2,471
*  McDATA Corp. Class A                                    456,731          2,457
*  Epicor Software Corp.                                   171,090          2,404
*  Newport Corp.                                           145,299          2,349
   Syntel, Inc.                                            141,894          2,348
*  Websense, Inc.                                           62,988          2,345
*  Informatica Corp.                                       305,800          2,333
*  ViaSat, Inc.                                             93,358          2,329
*  Corvis Corp.                                          1,637,693          2,309
*  Identix, Inc.                                           308,821          2,307
   Cubic Corp.                                             108,629          2,274
*  Micromuse Inc.                                          338,565          2,265
*  Extreme Networks, Inc.                                  410,077          2,264
*  Intermagnetics General Corp.                             66,005          2,246
   Inter-Tel, Inc.                                          88,853          2,219
*  ChipPAC, Inc.                                           352,753          2,212
*  Checkpoint Systems, Inc.                                122,200          2,191
*  Mercury Computer Systems, Inc.                           87,812          2,178
*  Xicor, Inc.                                             143,564          2,172
*  Borland Software Corp.                                  254,633          2,162
*  Microsemi Corp.                                         151,304          2,150
*  Exar Corp.                                              145,890          2,139
*  Silicon Graphics, Inc.                                  970,152          2,134
*  Openwave Systems Inc.                                   166,947          2,120
*  Advanced Digital
   Information Corp.                                       216,515          2,100
*  j2 Global Communications, Inc.                           74,773          2,079
*  webMethods, Inc.                                        234,087  $       2,006
*  Jupitermedia Corp.                                      141,547          2,004
*  Tyler Technologies, Inc.                                209,047          1,978
*  Pinnacle Systems, Inc.                                  276,315          1,976
*  InterVoice, Inc.                                        171,973          1,973
*  Carrier Access Corp.                                    165,023          1,967
*  Standard Microsystem Corp.                               83,812          1,954
*  PLX Technology, Inc.                                    112,100          1,935
*  Sapient Corp.                                           318,743          1,916
*  Actuate Software Corp.                                  479,638          1,895
*  ESS Technology, Inc.                                    175,882          1,884
*  Packeteer, Inc.                                         115,956          1,873
*  Cirrus Logic                                            311,505          1,872
*  RadiSys Corp.                                            99,990          1,857
*  I.D. Systems, Inc.                                      122,977          1,853
*  SonicWALL, Inc.                                         215,299          1,853
*  Lexar Media, Inc.                                       277,135          1,851
*  Quantum Corp.                                           593,635          1,840
   EDO Corp.                                                76,235          1,839
*  Harmonic, Inc.                                          215,524          1,836
*  Ariba, Inc.                                             926,478          1,834
*  Diodes Inc.                                              77,285          1,831
*  SeeBeyond Technology Corp.                              484,803          1,828
*  Mindspeed Technologies, Inc.                            361,838          1,795
*  Integrated Silicon Solution, Inc.                       146,049          1,783
*  Tessera Technologies, Inc.                               97,572          1,758
*  Verity, Inc.                                            129,581          1,751
*  TTM Technologies, Inc.                                  145,339          1,722
   Bel Fuse, Inc. Class B                                   40,350          1,683
*  Enterasys Networks, Inc.                                795,125          1,678
*  Digitas Inc.                                            151,626          1,672
*  Ixia                                                    169,222          1,665
   Interwoven, Inc.                                        163,949          1,656
*  Witness Systems, Inc.                                   136,136          1,654
*  ManTech International Corp.                              88,044          1,653
*  Sigma Designs, Inc.                                     205,274          1,638
*  Lawson Software Inc.                                    231,200          1,637
*  MIPS Technologies, Inc.                                 265,491          1,625
*  PDF Solutions, Inc.                                     190,084          1,610
*  Equinix, Inc.                                            47,327          1,606
*  Inet Technologies, Inc.                                 128,625          1,604
*  Netegrity, Inc.                                         189,164          1,600
*  Hifn, Inc.                                              133,723          1,598
*  InFocus Corp.                                           187,661          1,595
*  Remec, Inc.                                             252,081          1,593
*  Actel Corp.                                              86,111          1,593
   Agilysys, Inc.                                          114,747          1,582
*  II-VI, Inc.                                              51,174          1,569
   Lowrance Electronics, Inc.                               50,669          1,569
*  IPIX Corp.                                              112,075          1,567
*  Blue Coat Systems, Inc.                                  46,683          1,563

34

                                                                           Market
                                                                           Value^
                                                            Shares          (000)
*  MicroStrategy Inc.                                       36,604  $       1,563
*  MatrixOne, Inc.                                         219,773          1,519
*  SeaChange International, Inc.                            89,347          1,508
*  Answerthink Consulting
   Group, Inc.                                             262,868          1,506
*  Echelon Corp.                                           134,403          1,504
*  MRV Communications Inc.                                 546,190          1,497
*  Cray Inc.                                               223,548          1,480
   Iomega Corp.                                            260,260          1,452
*  Kopin Corp.                                             283,824          1,450
*  Plexus Corp.                                            107,054          1,445
*  Ciber, Inc.                                             175,421          1,442
*  NetScout Systems, Inc.                                  218,561          1,440
*  Keynote Systems Inc.                                    104,131          1,432
*  Avanex Corp.                                            355,296          1,382
*  Artisan Components, Inc.                                 53,430          1,378
   Talx Corp.                                               55,884          1,365
*  Dynamics Research Corp.                                  75,654          1,361
*  Aspen Technologies, Inc.                                185,742          1,348
*  Paradyne Networks, Inc.                                 242,408          1,333
*  QAD Inc.                                                125,168          1,328
*  ScanSoft, Inc.                                          265,262          1,313
*  Secure Computing Corp.                                  111,983          1,305
*  Clarus Corp.                                            112,746          1,304
*  Dot Hill Systems Corp.                                  114,357          1,282
*  Infonet Services Corp.                                  724,882          1,269
*  Digi International, Inc.                                117,712          1,262
*  Group 1 Software, Inc.                                   54,962          1,261
*  Fargo Electronics                                       113,210          1,258
*  Interlink Electronics Inc.                              128,865          1,256
*  Stratasys, Inc.                                          49,250          1,219
*  At Road, Inc.                                           159,266          1,218
*  Comtech
   Telecommunications Corp.                                 53,796          1,214
*  PalmSource, Inc.                                         70,280          1,205
*  Virage Logic Corp.                                      131,666          1,198
*  Vignette Corp.                                          708,854          1,177
*  Captiva Software Corp.                                  119,830          1,161
*  Mapics Inc.                                             109,354          1,155
*  Safeguard Scientifics, Inc.                             500,912          1,152
*  PEC Solutions, Inc.                                      96,208          1,148
*  SiRF Technology Holdings, Inc.                           87,000          1,137
*  Mechanical Technology Inc.                              187,663          1,122
*  Applix, Inc.                                            253,384          1,092
*  EMS Technologies, Inc.                                   55,782          1,084
*  Lionbridge Technologies, Inc.                           141,573          1,083
*  Agile Software Corp.                                    123,588          1,081
*  eCollege.com Inc.                                        67,157          1,075
*  Zix Corp.                                               134,974          1,072
*  Stellent Inc.                                           124,846          1,066
*  Visual Networks, Inc.                                   349,823          1,060
*  Alliance Semiconductor Corp.                            177,750  $       1,058
*  KVH Industries, Inc.                                     83,057          1,057
*  Drexler Technology Corp.                                 78,684          1,049
   Methode Electronics, Inc. Class A                        80,499          1,044
*  Embarcadero Technologies, Inc.                           83,917          1,037
*  Finisar Corp.                                           523,122          1,036
*  VA Software Corp.                                       422,485          1,035
*  Marimba, Inc.                                           126,540          1,029
*  Tier Technologies, Inc.                                 105,609          1,029
*  Anaren, Inc.                                             62,540          1,022
*  SupportSoft, Inc.                                       117,497          1,020
*  Docucorp International, Inc.                            116,150          1,018
*  Ulticom, Inc.                                            86,877          1,016
*  AuthentiDate Holding Corp.                               92,970          1,016
*  OPNET Technologies, Inc.                                 77,277          1,012
*  Genesis Microchip Inc.                                   73,182          1,008
*  Bioveris Corp.                                          120,825          1,005
*  Transmeta Corp.                                         458,321          1,004
*  COMARCO, Inc.                                           141,768            999
*  TechTeam Global, Inc.                                   110,800            999
*  Datastream Systems, Inc.                                153,385            994
*  NETGEAR, Inc.                                            92,023            988
*  Sykes Enterprises, Inc.                                 130,665            988
*  Pegasystems Inc.                                        112,566            985
*  Ramtron International Corp.                             214,097            970
*  MRO Software Inc.                                        70,225            956
*  FalconStor Software, Inc.                               122,784            948
*  Inforte Corp.                                            93,601            945
*  LCC International, Inc. Class A                         192,322            942
*  Komag, Inc.                                              66,800            933
*  All American Semiconductor, Inc.                         99,339            925
*  Niku Corp.                                               80,389            914
*  NetManage, Inc.                                         116,971            912
*  Gerber Scientific, Inc.                                 127,609            901
   Park Electrochemical Corp.                               35,354            893
*  Universal Display Corp.                                  80,861            868
*  Wave Systems Corp.                                      661,632            860
*  IXYS Corp.                                              107,667            848
*  PC-Tel, Inc.                                             71,649            845
*  SPSS, Inc.                                               46,783            841
*  QuickLogic Corp.                                        239,787            837
*  Intellisync Corp.                                       285,846            820
*  WatchGuard Technologies, Inc.                           112,435            812
*  Telular Corp.                                           112,287            807
*  Xybernaut Corp.                                         483,040            807
*  Merix Corp.                                              70,580            800
*  JDA Software Group, Inc.                                 60,708            800
*  The TriZetto Group, Inc.                                119,275            799
*  MSC Software Corp.                                       89,124            798
*  Captaris Inc.                                           123,337            797
*  Bell Microproducts Inc.                                  98,017            793

35

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                  Shares          (000)
*  Atheros Communications                                   73,293  $         773
*  Pericom Semiconductor Corp.                              71,697            768
*  Stratex Networks, Inc.                                  260,268            768
*  ePlus Inc.                                               71,907            766
*  Concurrent Computer Corp.                               385,157            763
*  Chordiant Software, Inc.                                161,259            735
*  MapInfo Corp.                                            69,133            733
*  Retek Inc.                                              118,754            729
*  Nu Horizons Electronics Corp.                            80,995            729
*  Verisity Ltd.                                           120,035            720
*  Avici Systems Inc.                                       55,062            716
*  OSI Systems Inc.                                         35,827            714
*  Sirenza Microdevices, Inc.                              169,112            710
*  Herley Industries Inc.                                   36,114            706
*  Manugistics Group, Inc.                                 215,081            703
*  E.piphany Inc.                                          144,402            697
*  ANADIGICS, Inc.                                         135,190            697
*  Concord Communications, Inc.                             60,903            695
*  Westell Technologies, Inc.                              136,180            695
*  NVE Corp.                                                17,278            690
*  Online Resources Corp.                                  101,711            690
*  Tumbleweed
   Communications Corp.                                    161,484            688
*  Computer Task Group, Inc.                               174,035            687
*  iGATE Corp.                                             171,159            681
*  Argonaut Technologies Inc.                              506,461            679
   SS&C Technologies, Inc.                                  35,833            670
*  BindView Development Corp.                              190,851            668
*  Oplink Communications, Inc.                             346,899            666
*  Kana Software, Inc.                                     278,093            662
*  ActivCard Corp.                                          90,375            656
*  Mobius Management
   Systems, Inc.                                           106,886            655
*  NMS Communications Corp.                                 88,047            650
*  EPIQ Systems, Inc.                                       44,301            642
*  Zomax Inc.                                              167,263            631
*  TranSwitch Corp.                                        353,371            625
*  On2 Technologies, Inc.                                  902,207            623
*  SYNNEX Corp.                                             39,600            622
*  Glenayre Technologies, Inc.                             266,664            613
*  Net2Phone, Inc.                                         134,595            610
*  Roxio, Inc.                                             122,180            600
*  Network Equipment
   Technologies, Inc.                                       73,241            598
*  Aware, Inc.                                             150,947            596
*  Entrust, Inc.                                           131,457            592
*  Excel Technology, Inc.                                   17,713            589
*  Extended Systems Inc.                                   117,086            585
   BEI Technologies, Inc.                                   20,462            579
*  Zhone Technologies                                      147,827            577
*  Nuance Communications Inc.                              125,883            574
*  Open Solutions Inc.                                      22,900   $        572
*  Sipex Corp.                                              99,378            566
*  Bottomline Technologies, Inc.                            53,500            564
*  BroadVision, Inc.                                       134,204            564
*  NYFIX, Inc.                                             113,529            555
*  Interactive Intelligence Inc.                            92,540            553
   Sunrise Telecom Inc.                                    212,512            553
*  Phoenix Technologies Ltd.                                78,832            552
*  Innovex, Inc.                                           119,272            545
*  Vyyo Inc.                                                83,984            543
*  Concur Technologies, Inc.                                50,623            542
*  Ebix, Inc.                                               37,574            526
   Celeritek, Inc.                                         136,315            523
*  Computer Horizons Corp.                                 130,806            522
*  White Electronic Designs Corp.                           97,552            511
*  WorldGate Communications, Inc.                          243,317            511
*  Micro Linear Corp.                                       89,593            511
*  Vastera, Inc.                                           169,381            508
*  Supertex, Inc.                                           31,069            508
*  ONYX Software Corp.                                     121,092            503
*  SAFLINK Corp.                                           213,714            502
*  NetSolve, Inc.                                           49,600            491
*  Research Frontiers, Inc.                                 68,709            491
*  Click Commerce, Inc.                                     86,232            487
*  Merge Technologies, Inc.                                 33,087            484
*  Covansys Corp.                                           46,720            483
*  CompuCom Systems, Inc.                                  105,854            481
*  Ceva, Inc.                                               60,713            480
*  Selectica, Inc.                                         100,765            479
*  Redback Networks Inc.                                    74,450            477
*  Aether Systems, Inc.                                    137,771            474
   Integral Systems, Inc.                                   29,290            471
*  Plumtree Software, Inc.                                 125,200            470
*  Netopia, Inc.                                            70,688            467
*  Versant Corp.                                           358,592            466
*  Verso Technologies, Inc.                                265,044            464
*  Centra Software, Inc.                                   205,690            463
*  Loudeye Corp.                                           292,891            462
*  Radiant Systems, Inc.                                    97,350            457
*  ImageWare Systems, Inc.                                 164,900            453
*  Viewpoint Corp.                                         229,539            452
*  MetaSolv, Inc.                                          158,623            450
*  Forgent Networks, Inc.                                  330,066            449
   TSR, Inc.                                                69,004            449
*  Corio, Inc.                                             202,280            439
*  The SCO Group, Inc.                                      74,867            438
*  Crossroads Systems, Inc.                                248,419            435
*  OpenTV Corp.                                            207,376            431
*  Neoware Systems, Inc.                                    51,807            428
*  American Power Technology, Inc.                          34,300            427
*  Numerex Corp.                                            92,042            422

36

                                                                           Market
                                                                           Value^
                                                            Shares          (000)
*  Centillium Communications, Inc.                         109,678  $         420
*  Ansoft Corp.                                             27,506            420
*  SBS Technologies, Inc.                                   25,964            417
*  Monolithic System
   Technology, Inc.                                         55,292            416
*  Network Engines, Inc.                                   149,401            406
*  Optical Communication
   Products, Inc.                                          165,247            403
*  TippingPoint Technologies Inc.                           15,771            400
*  Saba Software, Inc.                                     106,124            398
*  Intraware, Inc.                                         220,226            396
*  Overland Storage, Inc.                                   29,646            394
*  WJ Communications, Inc.                                 111,088            393
*  Catapult Communications Corp.                            16,412            377
*  Planar Systems, Inc.                                     27,771            372
*  California Micro Devices Corp.                           32,200            371
*  3D Systems Corp.                                         31,929            365
*  DigitalNet Holdings, Inc.                                17,497            356
*  Norstan, Inc.                                           117,778            350
*  SAVVIS Communications Corp.                             253,179            349
*  ACT Teleconferencing, Inc.                              138,605            349
*  Sumtotal Systems Inc.                                    53,507            348
*  Trident Microsystems, Inc.                               30,850            346
*  Vitria Technology, Inc.                                 110,300            339
   Bel Fuse, Inc. Class A                                    8,967            322
*  Art Technology Group, Inc.                              267,840            321
*  Digimarc Corp.                                           23,942            320
*  Convera Corp.                                           137,789            318
*  Computer Network
   Technology Corp.                                         53,048            318
*  Analysts International Corp.                            102,583            316
*  Superconductor Technologies Inc.                        253,960            312
*  Three-Five Systems, Inc.                                 60,050            306
   Sypris Solutions, Inc.                                   15,322            294
*  Datawatch Corp.                                          63,876            287
*  Leadis Technology Inc.                                   20,975            281
*  Apropos Technology, Inc.                                 71,600            279
*  Omtool, Ltd.                                             27,444            265
*  Cherokee International Corp.                             22,793            260
*  SCM Microsystems, Inc.                                   38,627            251
*  HEI, Inc.                                               105,250            246
*  Astea International, Inc.                                27,799            246
*  Braun Consulting, Inc.                                  132,644            239
*  eLoyalty Corp.                                           36,469            230
*  Digital Lightwave, Inc.                                 129,120            223
*  Staktek Holdings Inc.                                    42,503            223
*  I-many, Inc.                                            174,741            208
*  SteelCloud Inc.                                          76,384            206
*  BSQUARE Corp.                                           205,047            205
*  Datalink Corp.                                           60,600            201
*  Lantronix, Inc.                                         156,839            199
*  SimpleTech, Inc.                                         57,163   $        195
*  MTI Technology Corp.                                    105,919            195
*  Insightful Corp.                                         88,036            191
   Pomeroy IT Solutions, Inc.                               15,744            189
*  Internet Capital Group Inc                               24,231            188
*  Larscom Inc.                                             41,053            184
*  Tripath Technology Inc.                                  55,776            181
*  ACE Corp.                                                74,705            180
*  Stratos International Inc.                               32,911            180
*  VIA NET.WORKS, Inc.                                     223,374            176
*  Blue Martini Software, Inc.                              37,795            167
*  Mobility Electronics, Inc.                               19,660            166
*  Merisel, Inc.                                            34,084            164
*  Terremark Worldwide, Inc.                               192,100            163
*  PowerDsine Ltd.                                          13,500            163
*  NASSDA Corp.                                             38,639            160
*  The Ultimate Software Group, Inc.                        15,600            158
*  InterVideo Inc.                                          11,502            149
*  Critical Path, Inc.                                     103,604            143
*  Cosine Communications, Inc.                              28,188            121
*  Technology Solutions Co.                                108,739            117
*  Interland, Inc.                                          40,068            113
*  Primus Knowledge Solutions, Inc.                         56,825            105
*  Segue Software, Inc.                                     27,707            102
*  Alanco Technologies, Inc.                                64,787            100
*  Quovadx, Inc.                                            81,356             98
*  Amtech Systems, Inc.                                     18,932             93
*  Evolving Systems, Inc.                                   19,193             91
*  LightPath Technologies, Inc.
   Class A                                                  11,807             72
*  Ezenia!, Inc.                                           102,053             66
*  GraphOn Corp.                                           113,770             60
*  Pemstar Inc.                                             25,578             59
*  AXT, Inc.                                                29,900             59
*  Direct Insite Corp.                                      30,651             58
*  NaviSite, Inc.                                           13,509             53
*  Applied Digital Solutions, Inc.                          18,670             46
*  Salesforce.com, Inc.                                      2,700             43
   Callidus Software Inc.                                    7,200             37
*  Artisoft, Inc.                                           16,051             36
*  Channell Commercial Corp.                                 8,100             36
   Net Perceptions, Inc.                                    52,195             35
*  Universal Access Global
   Holdings Inc.                                            29,319             34
*  The A Consulting Team, Inc.                               4,635             33
*  Ampex Corp. Class A                                      17,507             32
*  Cogent Communications
   Group, Inc.                                              97,270             29
*  DSL.Net, Inc.                                            82,929             26
*  ePresence, Inc.                                         194,749             25
*  Storage Computer Corp.                                   78,329             23

37

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                 Shares           (000)
   Dynabazaar, Inc.                                         65,665  $          20
*  Kintera Inc.                                              1,400             15
*  Network-1 Security Solutions, Inc.                       39,125             15
*  Versata, Inc.                                             6,605             12
*  Navidec, Inc.                                             7,254             11
*  eGain Communications Corp.                                9,782             10
*  Datakey, Inc.                                            13,300              9
*  NexPrise, Inc.                                            4,253              5
*  M-WAVE, Inc.                                              4,000              5
*  Covad Communications Group                                1,699              4
*  GoAmerica, Inc.                                           2,019              2
*  Microstrategy Inc.
   Warrants Exp. 6/24/2007                                  16,344              2
   Auspex Systems, Inc.                                    116,823              1
*  Media 100 Inc.                                           93,278              1
*  ProcureNet, Inc.                                         22,500              0
                                                                        6,955,286
Utilities (6.2%)
   Verizon Communications Inc.                           9,922,857        359,108
   SBC Communications Inc.                              11,875,576        287,983
*  Comcast Corp. Class A                                 7,419,695        207,974
   BellSouth Corp.                                       6,577,602        172,465
*  AT&T Wireless Services Inc.                           9,778,864        140,033
*  Nextel Communications, Inc.                           3,851,631        102,684
   Sprint Corp.                                          4,783,530         84,190
   Exelon Corp.                                          2,371,116         78,934
   Southern Co.                                          2,644,977         77,101
   Dominion Resources, Inc.                              1,171,686         73,910
   Duke Energy Corp.                                     3,280,676         66,565
*  Cox Communications, Inc.
   Class A                                               2,130,531         59,207
   ALLTEL Corp.                                          1,105,132         55,942
   TXU Corp.                                             1,161,727         47,062
   Entergy Corp.                                           825,892         46,258
   American Electric Power
   Co., Inc.                                             1,418,804         45,402
   FirstEnergy Corp.                                     1,182,778         44,248
   FPL Group, Inc.                                         664,144         42,472
   AT&T Corp.                                            2,846,793         41,649
*  PG&E Corp.                                            1,431,729         40,003
   Progress Energy, Inc.                                   884,456         38,960
   Consolidated Edison Inc.                                863,072         34,316
   Public Service Enterprise
   Group, Inc.                                             848,692         33,973
   Edison International                                  1,168,540         29,880
   PPL Corp.                                               639,513         29,354
   Sempra Energy                                           823,797         28,363
   Ameren Corp.                                            654,992         28,138
   Kinder Morgan, Inc.                                     445,154         26,393
   DTE Energy Co.                                          622,191         25,224
   Cinergy Corp.                                           645,379         24,524
   Xcel Energy, Inc.                                     1,436,724  $      24,008
*  Qwest Communications
   International Inc.                                    6,400,751         22,979
   Constellation Energy Group, Inc.                        604,570         22,913
*  AES Corp.                                             2,285,798         22,698
   KeySpan Corp.                                           574,693         21,091
   NiSource, Inc.                                          945,825         19,503
*  Comcast Corp. Special Class A                           654,930         18,083
*  NTL Inc.                                                312,986         18,034
*  Cablevision Systems NY Group
   Class A                                                 791,011         15,543
   CenturyTel, Inc.                                        498,441         14,973
   Telephone & Data Systems, Inc.                          205,706         14,646
   SCANA Corp.                                             399,781         14,540
   Wisconsin Energy Corp.                                  427,468         13,940
   Pinnacle West Capital Corp.                             328,875         13,283
   Energy East Corp.                                       526,624         12,771
   CenterPoint Energy Inc.                               1,102,865         12,683
*  Citizens Communications Co.                           1,031,850         12,485
*  U.S. Cellular Corp.                                     310,332         11,963
   Questar Corp.                                           300,339         11,605
   Pepco Holdings, Inc.                                    617,454         11,287
*  Nextel Partners, Inc.                                   660,678         10,518
   Alliant Energy Corp.                                    399,722         10,425
*  UnitedGlobalCom Inc. Class A                          1,393,128         10,114
   MDU Resources Group, Inc.                               420,708         10,110
   NSTAR                                                   191,175          9,153
   Northeast Utilities                                     459,202          8,941
   DPL Inc.                                                455,863          8,853
*  Western Wireless Corp. Class A                          305,168          8,822
*  Level 3 Communications, Inc.                          2,439,856          8,661
   TECO Energy, Inc.                                       677,074          8,118
   ONEOK, Inc.                                             368,336          8,100
   OGE Energy Corp.                                        314,207          8,003
   Western Gas Resources, Inc.                             246,362          8,002
   Great Plains Energy, Inc.                               266,823          7,925
   Puget Energy, Inc.                                      355,996          7,800
   Hawaiian Electric Industries Inc.                       288,248          7,523
   National Fuel Gas Co.                                   295,016          7,375
*  Allegheny Energy, Inc.                                  458,297          7,062
   Vectren Corp.                                           272,499          6,837
   AGL Resources Inc.                                      232,872          6,765
   Aqua America, Inc.                                      333,180          6,680
   Energen Corp.                                           130,523          6,264
*  Kinder Morgan Management, LLC                           170,265          6,261
   WPS Resources Corp.                                     133,182          6,173
   Westar Energy, Inc.                                     306,460          6,102
   Piedmont Natural Gas, Inc.                              137,254          5,861
   UGI Corp. Holding Co.                                   182,191          5,848
   Peoples Energy Corp.                                    134,687          5,677
*  Southern Union Co.                                      263,760          5,561

38

                                                                           Market
                                                                           Value^
                                                            Shares          (000)
   NICOR Inc.                                              158,787  $       5,394
*  CMS Energy Corp.                                        588,357          5,372
   Duquesne Light Holdings, Inc.                           273,641          5,284
   WGL Holdings Inc.                                       175,583          5,043
*  Southwestern Energy Co.                                 167,654          4,807
   Atmos Energy Corp.                                      187,807          4,806
   PNM Resources Inc.                                      219,134          4,551
   New Jersey Resources Corp.                               98,970          4,115
   Avista Corp.                                            222,132          4,092
*  Cincinnati Bell Inc.                                    893,636          3,968
*  Commonwealth Telephone
   Enterprises, Inc.                                        87,777          3,930
   IDACORP, Inc.                                           137,070          3,701
   Northwest Natural Gas Co.                               118,890          3,626
   Black Hills Corp.                                       110,816          3,491
*  Sierra Pacific Resources                                444,889          3,430
*  Price Communications Corp.                              219,701          3,243
*  PTEK Holdings, Inc.                                     259,009          2,986
   Southwest Gas Corp.                                     122,114          2,947
   UniSource Energy Corp.                                  118,568          2,946
   Cleco Corp.                                             150,911          2,713
   UIL Holdings Corp.                                       53,292          2,595
   CH Energy Group, Inc.                                    55,084          2,558
   South Jersey Industries, Inc.                            57,241          2,519
*  Mediacom Communications Corp.                           317,858          2,486
   The Laclede Group, Inc.                                  89,215          2,445
*  El Paso Electric Co.                                    155,303          2,398
   Surewest Communications                                  69,511          2,197
   Otter Tail Corp.                                         80,748          2,169
   Empire District Electric Co.                            106,503          2,142
   MGE Energy, Inc.                                         57,117          1,864
*  Centennial Communications Corp.
   Class A                                                 258,326          1,847
   Cascade Natural Gas Corp.                                81,755          1,804
*  Aquila, Inc.                                            478,819          1,705
   American States Water Co.                                73,196          1,701
   NUI Corp.                                               114,765          1,676
*  Alamosa Holdings, Inc.                                  217,228          1,597
*  Primus Telecommunications
   Group, Inc.                                             313,681          1,593
   California Water Service Group                           56,020          1,543
*  UbiquiTel Inc.                                          325,742          1,375
   Atlantic Tele-Network, Inc.                              41,040          1,317
*  Talk America Holdings, Inc.                             168,815          1,295
*  Dobson Communications Corp.                             383,088          1,249
   SJW Corp.                                                36,427          1,239
*  Global Crossing Ltd.                                     78,800          1,230
   Middlesex Water Co.                                      62,718          1,215
   Connecticut Water Services, Inc.                         46,715          1,199
   North Pittsburgh Systems, Inc.                           55,500          1,113
*  General Communication, Inc.                             135,963          1,080
*  IDT Corp. Class B                                        58,342       $  1,076
*  Hector Communications Corp.                              51,652          1,069
*  IDT Corp.                                                57,314          1,033
*  Triton PCS, Inc.                                        230,621          1,006
   Central Vermont Public
   Service Corp.                                            47,368            971
*  Time Warner Telecom Inc.                                224,763            942
   Chesapeake Utilities Corp.                               35,144            798
*  Boston Communications
   Group, Inc.                                              70,272            720
   EnergySouth, Inc.                                        17,464            699
   Maine & Maritimes Corp.                                  21,654            693
   Green Mountain Power Corp.                               26,463            691
   CT Communications, Inc.                                  38,715            583
   Shenandoah
   Telecommunications Co.                                   21,519            581
   D&E Communications, Inc.                                 41,340            555
*  Intrado Inc.                                             22,654            365
*  Z-Tel Technologies, Inc.                                186,922            252
   Hickory Tech Corp.                                       22,653            229
*  US LEC Corp. Class A                                     54,302            220
   Warwick Valley Telephone Co.                             10,288            219
*  Covista Communications, Inc.                             81,385            212
*  Penn Octane Corp.                                        94,470            189
*  Hungarian Telephone and
   Cable Corp.                                              17,867            173
*  McLeod USA Inc.                                         256,695            123
*  Pac-West Telecom, Inc.                                   80,903             89
*  RCN Corp.                                               334,743             43
*  FiberNet Telecom Group, Inc.                             29,291             32
*  XO Communications, Inc.                                     414              2
                                                                        3,068,038
Other (4.5%)
   General Electric Co.                                 37,328,098      1,209,430
*  Berkshire Hathaway Inc.
   Class A                                                   3,635        323,333
   3M Co.                                                2,804,576        252,440
   Honeywell International Inc.                          3,080,902        112,853
   Fortune Brands, Inc.                                    524,577         39,569
   Johnson Controls, Inc.                                  681,612         36,384
   Eaton Corp.                                             540,168         34,970
*  Berkshire Hathaway Inc. Class B                          11,235         33,199
   Textron, Inc.                                           494,420         29,344
   ITT Industries, Inc.                                    332,279         27,579
   Brunswick Corp.                                         340,018         13,873
   Hillenbrand Industries, Inc.                            223,492         13,510
   SPX Corp.                                               272,778         12,668
   Allete, Inc.                                            316,441         10,537
   Wesco Financial Corp.                                    25,555          9,251
   Teleflex Inc.                                           143,974          7,220
   Carlisle Co., Inc.                                      111,554          6,944

39

                                                                           Market
Total Stock Market                                                         Value^
Index Fund                                                  Shares          (000)
   Lancaster Colony Corp.                                  129,024  $       5,373
   Trinity Industries, Inc.                                168,966          5,371
*  Global Signal, Inc.                                     156,400          3,433
   Walter Industries, Inc.                                 178,932          2,437
*  McDermott International, Inc.                           196,872          2,000
   GenCorp, Inc.                                           148,246          1,985
*  Sequa Corp. Class A                                      23,418          1,369
   Raven Industries, Inc.                                   37,973          1,349
*  Xanser Corp.                                            391,634            963
*  United Capital Corp.                                     50,384            858
   Kaman Corp. Class A                                      54,399            761
*  Foster Wheeler Ltd.                                     235,171            329
*  Adesa, Inc.                                               5,400            130
                                                                        2,199,462
TOTAL COMMON STOCKS
(Cost $43,875,256)                                                     49,075,213
                                                             Face
                                                           Amount
                                                            (000)
TEMPORARY CASH INVESTMENTS (1.6%)(1)
Federal National Mortgage Assn.
(2) 1.03%, 7/7/2004                                    $    5,000         $ 4,999
(2) 1.05%, 7/14/2004                                        7,000           6,997
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
1.47%, 7/1/2004                                           165,361         165,361
1.46%, 7/1/2004--Note E                                   621,198         621,198
                    TOTAL TEMPORARY CASH INVESTMENTS
(Cost $798,555)                                                           798,555
TOTAL INVESTMENTS (101.2%)
(Cost $44,673,811)                                                     49,873,768
OTHER ASSETS AND LIABILITIES (-1.2%)
Other Assets--Note B                                                      123,346
Liabilities--Note E                                                     (732,669)
                                                                        (609,323)
NET ASSETS (100%)                                                     $49,264,445
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After
giving effect to futures investments, the fund's effective
common stock and temporary cash investment positions
represent 99.9% and 1.3%, respectively, of net assets.
See Note C in Notes to Financial Statements.
(2)Securities with an aggregate value of $11,996,000
have been segregated as initial margin for open futures
contracts.
REIT--Real Estate Investment Trust.
                                                                           Amount
                                                                            (000)
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
Paid-in Capital                                                       $45,375,397
Overdistributed Net Investment Income                                    (18,715)
Accumulated Net Realized Losses                                       (1,293,977)
Unrealized Appreciation
Investment Securities                                                   5,199,957
Futures Contracts                                                           1,783
NET ASSETS                                                            $49,264,445

Investor Shares--Net Assets
Applicable to 1,038,726,148 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $27,871,508
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                            $26.83

Admiral Shares--Net Assets
Applicable to 346,596,183 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $9,300,288
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                             $26.83

Institutional Shares--Net Assets
Applicable to 331,472,474 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $8,895,423
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                       $26.84

VIPER Shares--Net Assets
Applicable to 28,998,656 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $3,197,226
NET ASSET VALUE PER SHARE--
VIPER SHARES                                                              $110.25

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

© 2004 The Vanguard Group, Inc.All
rights reserved.Vanguard
MarketingCorporation,
Distributor.

F852 082004

40

Item 2: Not applicable.

Item 3: Not applicable.

Item 4: Not applicable.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

     (a)  Disclosure  Controls  and  Procedures.  The  Principal  Executive  and
Financial  Officers  concluded  that the  Registrant's  Disclosure  Controls and
Procedures are effective  based on their  evaluation of the Disclosure  Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal  Controls.  There were no significant  changes in Registrant's internal  controls or in other  factors  that could  significantly  affect these controls  subsequent to the date of their  evaluation,  including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.
        (a) Certifications.

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 16, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

       VANGUARD INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 16, 2004

       VANGUARD INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  August 16, 2004

*By Power of  Attorney.  See File Number  2-57689,  filed on December  26, 2002.
Incorporated by Reference.